                                                     ---------------------------
                                                             OMB APPROVAL
                                                     ---------------------------
                                                     OMB Number: 3235-0570
                                                     Expires: September 30, 2007
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                                                     hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-05686

                         AIM Investment Securities Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 7/31

Date of reporting period: 07/31/06

Item 1. Reports to Stockholders.

                                                                 AIM GLOBAL REAL
                                                                     ESTATE FUND
                                   Annual Report to Shareholders o July 31, 2006


SECTOR EQUITY


REAL ESTATE

Table of Contents

Supplemental Information .........       1
Letters to Shareholders ..........       2
Performance Summary ..............       4
Management Discussion ............       4
Fund Expenses ....................       6
Long-term Fund Performance .......       7
Approval of Advisory Agreement ...       9
Schedule of Investments ..........     F-1
Financial Statements .............     F-3
Notes to Financial Statements ....     F-6
Financial Highlights .............    F-12
Auditor's Report .................    F-16                [COVER GLOBE IMAGE]
Tax Disclosures ..................    F-17
Trustees and Officers ............    F-18




[AIM INVESTMENT SOLUTIONS]


[GRAPHIC]        [GRAPHIC]              [GRAPHIC]

[DOMESTIC     [INTERNATIONAL/            [SECTOR
 EQUITY]       GLOBAL EQUITY]             EQUITY]


[GRAPHIC]        [GRAPHIC]              [GRAPHIC]

[FIXED          [ALLOCATION            [DIVERSIFIED
INCOME]          SOLUTIONS]             PORTFOLIOS]


[AIM INVESTMENTS LOGO APPEARS HERE]
    -- Registered Trademark --

AIM GLOBAL REAL ESTATE FUND SEEKS TO ACHIEVE HIGH TOTAL RETURN.

o Unless otherwise stated, information presented in this report is as of July 31, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                           o Debt securities are particularly          o The FTSE EPRA/NAREIT GLOBAL REAL
                                              vulnerable to credit risk and interest      ESTATE INDEX is designed to track the
o Class B shares are not available as an      rate fluctuations.                          performance of listed real estate
investment for retirement plans                                                           companies and REITs worldwide. It is
maintained pursuant to Section 401 of         o The prices of initial public offering     compiled by FTSE Group (an independent
the Internal Revenue Code, including          (IPO) securities may go up and down more    company, originally a joint venture of
401(k) plans, money purchase pension          than prices of equity securities of         the Financial Times and the London Stock
plans and profit sharing plans, except        companies with longer trading histories.    Exchange, whose sole business is the
for plans that have existing accounts         In addition, companies offering             creation and management of indexes and
invested in Class B shares.                   securities in IPOs may have less            associated data services); NAREIT
                                              experienced management or limited           (National Association of Real Estate
o Class R shares are available only to        operating histories. There can be no        Investment Trusts) and EPRA (European
certain retirement plans. Please see the      assurance that the Fund will have           Public Real Estate Association).
prospectus for more information.              favorable IPO investment opportunities.
                                                                                          o The unmanaged LIPPER REAL ESTATE FUNDS
                                              o The Fund invests in synthetic             INDEX represents an average of the
                                              instruments, the value of which may not     performance of the 30 largest real
PRINCIPAL RISKS OF INVESTING IN THE FUND      correlate perfectly with the overall        estate funds tracked by Lipper Inc., an
                                              securities markets. Rising interest         independent mutual fund performance
o Foreign securities have additional          rates and market price fluctuations will    monitor.
risks, including exchange rate changes,       affect the performance of the Fund's
political and economic upheaval, the          investments in synthetic instruments.       o The Fund is not managed to track the
relative lack of information about these                                                  performance of any particular index,
companies, relatively low market              o The Fund could conceivably hold real      including the indexes defined here, and
liquidity and the potential lack of           estate directly if a company defaults on    consequently, the performance of the
strict financial and accounting controls      debt securities the Fund owns. In that      Fund may deviate significantly from the
and standards.                                event, an investment in the Fund may        performance of the indexes.
                                              have additional risks relating to direct
o Investing in emerging markets involves      ownership in real estate, including         o A direct investment cannot be made in
greater risk than investing in more           difficulties in valuating and trading       an index. Unless otherwise indicated,
established markets. Risks for emerging       real estate, declines in the value of       index results include reinvested
markets include, for instance, risks          the properties, risk relating to general    dividends, and they do not reflect sales
relating to the relatively smaller size       and local economic conditions, changes      charges. Performance of an index of
and lesser liquidity of these markets,        in the climate for real estate,             funds reflects fund expenses;
high inflation rates, adverse political       increases in taxes, expenses and costs,     performance of a market index does not.
developments and lack of timely               changes in laws, casualty and
information.                                  condemnation losses, rent control           OTHER INFORMATION
                                              limitations and increases in interest
o Prices of equity securities change in       rates.                                      o The returns shown in management's
response to many factors including the                                                    discussion of Fund performance are based
historical and prospective earnings of        o Because the Fund focuses its              on net asset values calculated for
the issuer, the value of its assets,          investments in real estate investment       shareholder transactions. Generally
general economic conditions, interest         trusts (REITs), real estate operating       accepted accounting principles require
rates, investor perceptions and market        companies and other companies related to    adjustments to be made to the net assets
liquidity.                                    the real estate industry, the value of      of the Fund at period end for financial
                                              your shares may rise and fall more than     reporting purposes, and as such, the net
o The values of convertible securities        the value of shares of a fund that          asset values for shareholder
in which the Fund invests may be              invests in a broader range of companies.    transactions and the returns based on
affected by market interest rates, the                                                    those net asset values may differ from
risk that the issuer may default on           ABOUT INDEXES USED IN THIS REPORT           the net asset values and returns
interest or principal payments and the                                                    reported in the Financial Highlights.
value of the underlying common stock          o The unmanaged MSCI WORLD INDEX is a
into which these securities may be            group of global securities tracked by       Continued on page 7
converted.                                    Morgan Stanley Capital International.
                                                                                          ==========================================

                                                                                          FUND NASDAQ SYMBOLS
=================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 Class A Shares                    AGREX
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND         Class B Shares                    BGREX
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                            Class C Shares                    CGREX
=================================================================================         Class R Shares                    RGREX

=====================================================                                     ==========================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================


AIMinvestments.com

AIM Global Real Estate Fund



                    Dear Shareholders of The AIM Family of
  [TAYLOR           Funds--Registered Trademark--:
   PHOTO]
                    We're pleased to provide you with this report, which
Philip Taylor       includes a discussion of how your Fund was managed during
                    the period under review in this report, and what factors affected its performance. That discussion begins on page 4.

                        It's been said nothing is certain but death and taxes.
                    We would venture to add that one other thing is certain:
                    Markets change--and change often--in the short term, in response to constantly changing economic, geopolitical and other factors. For example, domestic and global markets were generally strong from October 2005 through April 2006, as economic growth appeared robust and inflation seemed contained. But as new economic data suggested inflation might be higher than previously estimated in the U.S. and elsewhere, those same markets demonstrated weakness and volatility in the May--July period.

                        While we can't do anything about the ambiguity and
                    uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments--Registered Trademark-- can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                        We've changed the look of our annual reports to reflect
                    that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color--green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund's asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

                        AIM has a variety of investment solutions, and knowing
                    which ones are right for your portfolio is complex. That's why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                        At a recent meeting of the AIM Funds board, Robert H.
                    Graham relinquished his position as president of AIM Funds, a post customarily held by the chief executive officer of AIM Investments. Bob--one of three founders of AIM Investments in 1976--has a well-earned reputation for being one of the most knowledgeable leaders in the mutual fund industry. As I assume Bob's previous responsibilities, I'm pleased that he'll remain actively involved as the vice chair of AIM Funds.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                        Information about investing, the markets and your Fund
                    is always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.


                    Sincerely,

                    /s/ PHILIP TAYLOR

                    Philip Taylor
                    President -- AIM Funds
                    CEO, AIM Investments
                    September 15, 2006

                    AIM INVESTMENTS IS A REGISTERED SERVICE MARK OF A I M MANAGEMENT GROUP INC. A I M ADVISORS, INC. AND A I M CAPITAL MANAGEMENT, INC. ARE THE INVESTMENT ADVISORS. A I M DISTRIBUTORS, INC. IS THE DISTRIBUTOR FOR THE RETAIL FUNDS REPRESENTED BY AIM INVESTMENTS.

AIM Global Real Estate Fund



                   Dear Fellow AIM Fund Shareholders:

                   At our meeting at the end of June, your Board completed its
   [CROCKETT       comprehensive review* of each fund's advisory agreement with
     PHOTO]        A I M Advisors, Inc. (AIM) to make certain your interests
                   are being served in terms of fees, performance and operations.
Bruce L. Crockett
                       Looking ahead, your Board finds many reasons to be
                   positive about AIM's management and strategic direction.
                   Most importantly, AIM management's investment management discipline is paying off in terms of improved overall performance. While work remains to be done, AIM's complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000 for the period ended August 31, 2006. We are also pleased with AIM management's efforts to seek more cost-effective ways of delivering superior service.

                       In addition, AIM is realizing the benefits of belonging
                   to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP manages more than $414 billion globally, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                       The seven new AIM funds--which include Asian funds,
                   structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                       Your Board is very pleased with the overall direction
                   and progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                   Sincerely,

                   /s/ BRUCE L. CROCKETT


                   Bruce L. Crockett
                   Independent Chair
                   AIM Funds Board

                   September 15, 2006


                   *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 9--10.

AIM Global Real Estate Fund


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                                   We will consider selling a holding
                                                                                          when:
======================================================================================
                                                                                          o Relative valuation falls below desired
PERFORMANCE SUMMARY                                                                       levels.

We are pleased to report that AIM Global Real Estate Fund posted strong gains             o Risk/return relationships change
and outperformed its broad market index and Lipper peer group during the                  significantly.
reporting period. The Fund performed in line with its style-specific index. The
REIT market outperformed the broad market index (MSCI World Index) as global              o Company fundamentals change (property
real estate markets delivered higher returns than the index. Favorable security           type, geography or management changes).
selection within the office and diversified sectors contributed most to the
Fund's performance.                                                                       o A more attractive investment
                                                                                          opportunity is identified.
    Your Fund's long-term performance appears on pages 7 and 8.
                                                                                          MARKET CONDITIONS AND YOUR FUND

FUND VS. INDEXES                                                                          Despite widespread concern about the
                                                                                          potential impact of rising short-term
Total returns, 7/31/05-7/31/06, excluding                                                 interest rates, historically high energy
applicable sales charges. If sales                                                        prices, ongoing concern about a housing
charges were included, returns would be                                                   bubble, and the long-term economic
lower.                                                                                    effects of two devastating Gulf Coast
                                                                                          hurricanes, equity markets generally
Class A Shares                                                           25.31%           generated positive returns for the
Class B Shares                                                           24.41            fiscal year. During the reporting
Class C Shares                                                           24.38            period, the U.S. Federal Reserve Board
Class R Shares                                                           25.00            (the Fed) continued its tightening
MSCI World Index (Broad Market Index)                                    13.69            policy, raising the key federal funds
FTSE EPRA/NAREIT Global Real Estate Index (Style-Specific Index)         24.44            rate to 5.25% and also ushered in Ben
Lipper Real Estate Funds Index (Peer Group Index)                        13.35            Bernanke as the new Fed Chairman.

SOURCE: LIPPER INC.                                                                           The REIT market was among the top
                                                                                          performing markets for the reporting
======================================================================================    period, easily outpacing the broad
                                                                                          market as measured by the MSCI World
HOW WE INVEST                                 market cycle analysis, property             Index. Similar forces that led to the
                                              evaluation and management review to         acceptance of REITs within the U.S. are
Your Fund holds primarily real                identify securities with:                   now at work driving the evolution of the
estate-oriented securities from the                                                       securitized real estate markets across
United States and abroad. We focus on         o Quality underlying properties.            the globe. These include a growing
public companies whose value is driven                                                    appetite for yield and income by the
by tangible assets. Our goal is to            o Solid management teams.                   aging global population, increased
create a global fund focused on total                                                     investor interest in the diversification
return that will perform at or above          o Attractive valuations relative to peer    benefits offered by commercial real
index levels with a comparable level of       investment alternatives.                    estate ownership and the expanding
risk. We use a fundamentals-driven                                                        liquidity and accessibility associated
investment process, including property            We attempt to control risk by           with listed securities.
                                              diversifying property types and
                                              geographic location as well as limiting         On a global basis the securitized
                                              the size of any one holding.                real estate market has more than doubled
                                                                                          in size versus just 10 years ago, with
===========================================   ==========================================  listed real estate assets now exceeding
                                                                                          $1.0 trillion. With several large
  PORTFOLIO COMPOSITION                         TOP 10 EQUITY HOLDINGS*                   markets, including Japan, having just
                                                                                          permitted the formation of REITs in the
By property type                               1.  Westfield Group (Australia)       4.2% last five years, significant potential
                                                                                          remains for the growth in market
Retail                                25.2%    2.  Land Securities Group PLC              capitalization of listed real estate as
                                                   (United Kingdom)                  3.1  other countries like Germany and the
Diversified                           22.6                                                United Kingdom finally introduce REIT
                                               3.  Sun Hung Kai Properties Ltd.           structures.
Office                                22.6         (Hong Kong)                       3.1
                                                                                                                       (continued)
Residential                           12.6     4.  ProLogis                          2.9

Industrials                            5.7     5.  Simon Property Group, Inc.        2.9

Hotels                                 4.2     6.  Mitsui Fudoson Co., Ltd. (Japan)  2.8

Money Market Funds Plus Other                  7.  Vornado Realty Trust              2.5
Assets Less Liabilities                7.1
                                               8.  British Land Co. PLC
                                                  (United Kingdom)                   2.4
Total Net Assets            $229.7 million
                                               9.  Host Hotels & Resorts Inc.        2.3

Total Number of Holdings*               86    10.  Mitsubishi Estate Co. Ltd.        2.3
                                                   (Japan)


The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

===========================================   ==========================================


AIM Global Real Estate Fund

    Strong performance by many of our         continued to experience both improving                        Joe V. Rodriguez, Jr.
U.S. holdings, as well as our large           fundamentals and limited new supply. We                       Director of Securities
allocation to the United States--more         continued to selectively add to our           [RODRIGUEZ      Management, INVESCO
than 40% of Fund assets as of the close       position in companies with a focus on            PHOTO]       Real Estate, is lead
of the reporting period--proved a             key global office market as a result of                       manager of AIM Global
significant contributor to performance.       improving fundamentals, characterized by                      Real Estate Fund. He
Of our international holdings, our            above-average demand and limited new        oversees all phases of the unit including
Japanese and United Kingdom exposure          construction. We remained well              securities research and administration.
resulted in the greatest positive impact      diversified both by property type and       Mr. Rodriguez began his investment career
on Fund performance. MITSUI FUDOSAN CO.,      geographic location.                        in 1983 and joined INVESCO in 1990. Mr.
which is involved with a variety of                                                       Rodriguez earned his B.B.A. in economics
Japanese property types, including            In Closing                                  and finance as well as his M.B.A. in
office buildings, hotels and                                                              finance from Baylor University.
condominiums was a top contributor.           We were encouraged by the resiliency of
Mitsui's approach of buying distressed        the REIT market during the period. We                         Mark D. Blackburn
properties, renovating, leasing and then      believe REIT prices largely reflected                         Chartered Financial
reselling the properties resulted in          fair levels relative to the value of         [BLACKBURN       Analyst, Director of
significant income.                           their underlying holdings. Although REIT       PHOTO]         Investments, INVESCO
                                              prices increased, we believed occupancy                       Real Estate, is manager
    LAND SECURITIES PLC, Europe's             and rental rates have supported that                          of AIM Global Real
largest listed real estate company was        growth and that REIT fundamentals           Estate Fund. He joined INVESCO in 1998
another strong contributor to                 continued to improve. We continued to       and has approximately 19 years of
performance. In Europe, Land Securities       see movement towards REIT-like              experience in institutional investing and
has been pioneering a "return on equity"      structures by a number of countries and     risk management. Mr. Blackburn earned a
mindset by growing its outsourcing            continued progress by both Germany and      B.S. in accounting from Louisiana State
business called Trillium. Trillium is         the U.K. toward implementation of a         University and an M.B.A. from Southern
essentially a complex portfolio sale and      REIT-like structure, with an estimated      Methodist University. He is a certified
leaseback conduit where Land Securities       completion date of early 2007 for the       public accountant.
also provides facilities, development         U.K. We believe future improvement in
and asset management service to large         share prices may be dependent on the                          James Cowen
corporate occupiers.                          strength of gross domestic product                            Portfolio manager,
                                              expansion and its subsequent positive       [COWEN            INVESCO Real Estate, is
    Despite positive performance by the       influence upon real estate fundamentals.     PHOTO]           manager of AIM Global
REIT market during the period, a few          Also important will be investor                               Real Estate Fund. He
holdings detracted from Fund                  sentiment toward the interaction of                           joined INVESCO in
performance. MILLS CORP., which engages       economic growth against the backdrop of     2001. He has eight years of real estate
in the development, redevelopment,            the Fed interest rate policy.               experience. Mr. Cowen earned a B.A. in
leasing, financing, management and                                                        town and country planning from
marketing of retail properties was once           We appreciate your continued            University of Manchester and a master of
regarded as one of the best mall              participation in AIM Global Real Estate     philosophy degree from the University of
developers in the country and one of          Fund.                                       Cambridge.
strongest value-creators in the REIT
universe. Shares of the stock declined        THE VIEWS AND OPINIONS EXPRESSED IN                           James W. Trowbridge
amid concerns of the SEC inquiry into         MANAGEMENT'S DISCUSSION OF FUND                               Portfolio manager,
Mills' earnings reports and various           PERFORMANCE ARE THOSE OF A I M ADVISORS,    [TROWBRIDGE       INVESCO Real Estate, is
class action lawsuits for allege              INC. THESE VIEWS AND OPINIONS ARE             PHOTO]          manager of AIM Global
violations of federal securities law. We      SUBJECT TO CHANGE AT ANY TIME BASED ON                        Real Estate Fund.
sold our position. HENDERSON LAND             FACTORS SUCH AS MARKET AND ECONOMIC                           Mr. Trowbridge joined
DEVELOPMENT CO., a Hong Kong diversified      CONDITIONS. THESE VIEWS AND OPINIONS MAY                      INVESCO Real Estate in
company was also a detractor during the       NOT BE RELIED UPON AS INVESTMENT ADVICE     1989. He has 31 years of real estate
period. It declined largely due to            OR RECOMMENDATIONS, OR AS AN OFFER FOR A    investment experience with major
broader market factors as opposed to          PARTICULAR SECURITY. THE INFORMATION IS     institutional investors. Mr. Trowbridge
challenges facing the company. We sold        NOT A COMPLETE ANALYSIS OF EVERY ASPECT     earned his B.S. in finance from Indiana
this position.                                OF ANY MARKET, COUNTRY, INDUSTRY,           University.
                                              SECURITY OR THE FUND. STATEMENTS OF FACT
    During the reporting period, there        ARE FROM SOURCES CONSIDERED RELIABLE,                         Ping Ying Wang
were no major changes to the portfolio        BUT A I M ADVISORS, INC. MAKES NO                             Chartered Financial
or strategy. We added to our position in      REPRESENTATION OR WARRANTY AS TO THEIR         [WANG          Analyst, portfolio
the lodging sector as it                      COMPLETENESS OR ACCURACY. ALTHOUGH             PHOTO]         manager, INVESCO Real
                                              HISTORICAL PERFORMANCE IS NO GUARANTEE                        Estate, is manager of
                                              OF FUTURE RESULTS, THESE INSIGHTS MAY                         AIM Global Real Estate
                                              HELP YOU UNDERSTAND OUR INVESTMENTS         Fund. She has nine years of real estate
                                              MANAGEMENT PHILOSOPHY.                      experience. She earned a B.S. in
                                                                                          international finance from the People's
                                                  See important Fund and index            University of China and a Ph.D. in finance
                                              disclosures on the inside front cover.      from the University of Texas at Dallas.

                                                                                          Assisted by the Real Estate Team


                                            FOR A PRESENTATION OF YOUR FUND'S LONG-TERM
                                               PERFORMANCE, PLEASE SEE PAGES 7 AND 8.


AIM Global Real Estate Fund




CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                       together with the amount you invested,          The hypothetical account values and
                                              to estimate the expenses that you paid      expenses may not be used to estimate the
As a shareholder of the Fund, you incur       over the period. Simply divide your         actual ending account balance or
two types of costs: (1) transaction           account value by $1,000 (for example, an    expenses you paid for the period. You
costs, which may include sales charges        $8,600 account value divided by $1,000 =    may use this information to compare the
(loads) on purchase payments; contingent      8.6), then multiply the result by the       ongoing costs of investing in the Fund
deferred sales charges on redemptions;        number in the table under the heading       and other funds. To do so, compare this
and redemption fees, if any; and (2)          entitled "Actual Expenses Paid During       5% hypothetical example with the 5%
ongoing costs, including management           Period" to estimate the expenses you        hypothetical examples that appear in the
fees; distribution and/or service fees        paid on your account during this period.    shareholder reports of the other funds.
(12b-1); and other Fund expenses. This
example is intended to help you               HYPOTHETICAL EXAMPLE FOR                        Please note that the expenses shown
understand your ongoing costs (in             COMPARISON PURPOSES                         in the table are meant to highlight your
dollars) of investing in the Fund and to                                                  ongoing costs only and do not reflect
compare these costs with ongoing costs        The table below also provides               any transactional costs, such as sales
of investing in other mutual funds. The       information about hypothetical account      charges (loads) on purchase payments,
example is based on an investment of          values and hypothetical expenses based      contingent deferred sales charges on
$1,000 invested at the beginning of the       on the Fund's actual expense ratio and      redemptions, and redemption fees, if
period and held for the entire period         an assumed rate of return of 5% per year    any. Therefore, the hypothetical
February 1, 2006, through July 31, 2006.      before expenses, which is not the Fund's    information is useful in comparing
                                              actual return. The Fund's actual            ongoing costs only, and will not help
ACTUAL EXPENSES                               cumulative total returns at net asset       you determine the relative total costs
                                              value after expenses for the six months     of owning different funds. In addition,
The table below provides information          ended July 31, 2006, appear in the table    if these transactional costs were
about actual account values and actual        "Cumulative Total Returns" on page 8.       included, your costs would have been
expenses. You may use the information in                                                  higher.
this table,


===================================================================================================================================
                                                                                    HYPOTHETICAL
                                                   ACTUAL                (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING             ENDING               EXPENSES         ENDING             EXPENSES         ANNUALIZED
SHARE          ACCOUNT VALUE        ACCOUNT VALUE         PAID DURING     ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS             (2/1/06)          (7/31/06)(1)            PERIOD(2)       (7/31/06)            PERIOD(2)         RATIO
  A             $ 1,000.00           $ 1,096.50             $  7.33        $ 1,017.80          $   7.05             1.41%
  B               1,000.00             1,092.50               11.21          1,014.08             10.79             2.16
  C               1,000.00             1,092.40               11.21          1,014.08             10.79             2.16
  R               1,000.00             1,095.10                8.62          1,016.56              8.30             1.66

(1) The actual ending account value is based on the actual total return of the Fund for the period February 1, 2006, through July 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended July 31, 2006, appear in the table "Cumulative Total Returns" on page 8.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
================================================================================

AIM Global Real Estate Fund



YOUR FUND'S LONG-TERM PERFORMANCE



RESULTS OF A $10,000 INVESTMENT
Fund and index data from 4/30/05



===================================================================================================================================

                                                       [MOUNTAIN CHART]


DATE      AIM GLOBAL            AIM GLOBAL          AIM GLOBAL           AIM GLOBAL                   FTSE NAREIT/EPRA      LIPPER
          REAL ESTATE          REAL ESTATE          REAL ESTATE          REAL ESTATE      MSCI WORLD    GLOBAL REAL      REAL ESTATE
      FUND-CLASS A SHARES  FUND-CLASS B SHARES  FUND-CLASS C SHARES  FUND-CLASS R SHARES     INDEX      ESTATE INDEX     FUNDS INDEX
 4/05       $ 9450                $10000               $10000              $10000            $10000        $10000           $10000
 5/05         9610                 10159                10159               10169             10178         10190            10336
 6/05         9857                 10419                10419               10427             10266         10584            10817
 7/05        10327                 10906                10916               10925             10624         11107            11513
 8/05        10280                 10846                10846               10865             10704         10997            11115
 9/05        10473                 11047                11059               11071             10982         11227            11148
10/05        10228                 10779                10790               10812             10716         10891            10889
11/05        10596                 11167                11169               11201             11073         11281            11360
12/05        11118                 11706                11718               11746             11318         11749            11439
 1/06        11803                 12417                12430               12469             11824         12528            12157
 2/06        12031                 12647                12660               12710             11806         12811            12340
 3/06        12571                 13202                13215               13273             12066         13393            12909
 4/06        12552                 13182                13185               13253             12432         13329            12572
 5/06        12084                 12681                12693               12749             12007         12876            12224
 6/06        12548                 13164                13175               13240             12004         13343            12753
 7/06        12935                 13167                13577               13655             12079         13822            13050

                                                                                           SOURCE: LIPPER,INC.,BLOOMBERG L.P.

===================================================================================================================================


Past performance cannot guarantee             entire investment in the Fund at the        index does not. Performance shown in the
comparable future results.                    close of the reporting period and paid      chart and table(s) does not reflect
                                              the applicable contingent deferred sales    deduction of taxes a shareholder would
    The data shown in the chart include       charges. Index results include              pay on Fund distributions or sale of
reinvested distributions, applicable          reinvested dividends, but they do not       Fund shares. Performance of the indexes
sales charges, Fund expenses and              reflect sales charges. Performance of an    does not reflect the effects of taxes.
management fees. Results for Class B          index of funds reflects fund expenses
shares are calculated as if a                 and management fees; performance of a
hypothetical shareholder had liquidated       market
his


Continued from inside front cover

o Property type classifications used in       on Form N-Q. The most recent list of        A description of the policies and
this report are generally according to        portfolio holdings is available at          procedures that the Fund uses to
the FTSE EPRA/NAREIT Global Real Estate       AIMinvestments.com. From our home page,     determine how to vote proxies relating
Index, which is exclusively owned by the      click on Products & Performance, then       to portfolio securities is available
FTSE Group, the European Public Real          Mutual Funds, then Fund Overview. Select    without charge, upon request, from our
Estate Association (EPRA), the National       your Fund from the drop-down menu and       Client Services department at
Association of Real Estate Investment         click on Complete Quarterly Holdings.       800-959-4246 or on the AIM Web site,
Trusts (NAREIT) and Euronext Indices BV.      Shareholders can also look up the Fund's    AIMinvestments.com. On the home page,
                                              Forms N-Q on the SEC Web site at            scroll down and click on AIM Funds Proxy
The Fund provides a complete list of its      sec.gov. Copies of the Fund's Forms N-Q     Policy. The information is also
holdings four times in each fiscal year,      may be reviewed and copied at the SEC       available on the SEC Web site, sec.gov.
at the quarter-ends. For the second and       Public Reference Room in Washington,
fourth quarters, the lists appear in the      D.C. You can obtain information on the      Information regarding how the Fund voted
Fund's semiannual and annual reports to       operation of the Public Reference Room,     proxies related to its portfolio
shareholders. For the first and third         including information about duplicating     securities during the 12 months ended
quarters, the Fund files the lists with       fee charges, by calling 202-942-8090 or     June 30, 2006, is available at our Web
the Securities and Exchange Commission        800-732-0330,or by electronic request at    site. Go to AIMinvestments.com, access
(SEC)                                         the following e-mail address:               the About Us tab, click on Required
                                              publicinfo@sec.gov. The SEC file numbers    Notices and then click on Proxy Voting
                                              for the Fund are 811-05686 and              Activity. Next, select the Fund from the
                                              033-39519.                                  drop-down menu. The information is also
                                                                                          available on the SEC Web site, sec.gov.


========================================      ========================================    =========================================
AVERAGE ANNUAL TOTAL RETURNS                  AVERAGE ANNUAL TOTAL RETURNS                CUMULATIVE TOTAL RETURNS

As of 7/31/06, including applicable           As of 6/30/06, the most recent calendar     6 months ended 7/31/06, excluding
sales charges                                 quarter-end, including applicable sales     applicable sales charges
                                              charges
CLASS A SHARES                                                                            Class A Shares                     9.65%
Inception (4/29/05)              22.77%       CLASS A SHARES                              Class B Shares                     9.25
  1 Year                         18.41        Inception (4/29/05)              21.36%     Class C Shares                     9.24
                                                1 Year                         20.30      Class R Shares                     9.51
CLASS B SHARES
Inception (4/29/05)              24.52%       CLASS B SHARES
  1 Year                         19.41        Inception (4/29/05)              23.20%
                                                1 Year                         21.36
CLASS C SHARES
Inception (4/29/05)              27.60%       CLASS C SHARES
  1 Year                         23.38        Inception (4/29/05)              26.58%
                                                1 Year                         25.45
CLASS R SHARES
Inception (4/29/05)              28.18%       CLASS R SHARES
  1 Year                         25.00        Inception (4/29/05)              27.12%
                                                1 Year                         26.98
========================================      ========================================    =========================================



THE PERFORMANCE DATA QUOTED REPRESENT             CLASS A SHARE PERFORMANCE REFLECTS          THE PERFORMANCE OF THE FUND'S SHARE
PAST PERFORMANCE AND CANNOT GUARANTEE         THE MAXIMUM 5.50% SALES CHARGE, AND         CLASSES WILL DIFFER PRIMARILY DUE TO
COMPARABLE FUTURE RESULTS; CURRENT            CLASS B AND CLASS C SHARE PERFORMANCE       DIFFERENT SALES CHARGE STRUCTURES AND
PERFORMANCE MAY BE LOWER OR HIGHER.           REFLECTS THE APPLICABLE CONTINGENT          CLASS EXPENSES.
PLEASE VISIT AIMINVESTMENTS.COM FOR THE       DEFERRED SALES CHARGE (CDSC) FOR THE
MOST RECENT MONTH-END PERFORMANCE.            PERIOD INVOLVED. THE CDSC ON CLASS B            A REDEMPTION FEE OF 2% WILL BE
PERFORMANCE FIGURES REFLECT REINVESTED        SHARES DECLINES FROM 5% BEGINNING AT THE    IMPOSED ON CERTAIN REDEMPTIONS OR
DISTRIBUTIONS, CHANGES IN NET ASSET           TIME OF PURCHASE TO 0% AT THE BEGINNING     EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
VALUE AND THE EFFECT OF THE MAXIMUM           OF THE SEVENTH YEAR. THE CDSC ON CLASS C    OF PURCHASE. EXCEPTIONS TO THE
SALES CHARGE UNLESS OTHERWISE STATED.         SHARES IS 1% FOR THE FIRST YEAR AFTER       REDEMPTION FEE ARE LISTED IN THE FUND'S
INVESTMENT RETURN AND PRINCIPAL VALUE         PURCHASE. CLASS R SHARES DO NOT HAVE A      PROSPECTUS.
WILL FLUCTUATE SO THAT YOU MAY HAVE A         FRONT-END SALES CHARGE; RETURNS SHOWN
GAIN OR LOSS WHEN YOU SELL SHARES.            ARE AT NET ASSET VALUE AND DO NOT               HAD THE ADVISOR NOT WAIVED FEES
                                              REFLECT A 0.75% CDSC THAT MAY BE IMPOSED    AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                              ON A TOTAL REDEMPTION OF RETIREMENT PLAN    WOULD HAVE BEEN LOWER.
                                              ASSETS WITHIN THE FIRST YEAR.

AIM Global Real Estate Fund




APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Investment       officers and employees of AIM who will      o Expense limitations and fee waivers.
Securities Funds (the "Board") oversees       provide investment advisory services to     The Board noted that AIM has
the management of AIM Global Real Estate      the Fund. In reviewing the                  contractually agreed to waive fees
Fund (the "Fund") and, as required by         qualifications of AIM to provide            and/or limit expenses of the Fund
law, determines annually whether to           investment advisory services, the Board     through June 30, 2007 in an amount
approve the continuance of the Fund's         considered such issues as AIM's             necessary to limit total annual
advisory agreement with A I M Advisors,       portfolio and product review process,       operating expenses to a specified
Inc. ("AIM"). Based upon the                  various back office support functions       percentage of average daily net assets
recommendation of the Investments             provided by AIM and AIM's equity and        for each class of the Fund. The Board
Committee of the Board, at a meeting          fixed income trading operations. Based      considered the contractual nature of
held on June 27, 2006, the Board,             on the review of these and other            this fee waiver/expense limitation and
including all of the independent              factors, the Board concluded that the       noted that it remains in effect through
trustees, approved the continuance of         quality of services to be provided by       June 30, 2007. The Board considered the
the advisory agreement (the "Advisory         AIM was appropriate and that AIM            effect this fee waiver/expense
Agreement") between the Fund and AIM for      currently is providing satisfactory         limitation would have on the Fund's
another year, effective July 1, 2006.         services in accordance with the terms of    estimated expenses and concluded that
                                              the Advisory Agreement.                     the levels of fee waivers/expense
    The Board considered the factors                                                      limitations for the Fund were fair and
discussed below in evaluating the             o The performance of the Fund relative      reasonable.
fairness and reasonableness of the            to comparable funds. Not applicable
Advisory Agreement at the meeting on          because the Fund has not been in            o Breakpoints and economies of scale.
June 27, 2006 and as part of the Board's      operation for a full calendar year.         The Board reviewed the structure of the
ongoing oversight of the Fund. In their                                                   Fund's advisory fee under the Advisory
deliberations, the Board and the              o The performance of the Fund relative      Agreement, noting that it includes seven
independent trustees did not identify         to indices. Not applicable because the      breakpoints. The Board reviewed the
any particular factor that was                Fund has not been in operation for a        level of the Fund's advisory fees, and
controlling, and each trustee attributed      full calendar year.                         noted that such fees, as a percentage of
different weights to the various                                                          the Fund's net assets, would decrease as
factors.                                      o Meetings with the Fund's portfolio        net assets increase because the Advisory
                                              managers and investment personnel. The      Agreement includes breakpoints. The
    One responsibility of the                 Board is meeting periodically with the      Board noted that, due to the Fund's
independent Senior Officer of the Fund        Fund's portfolio managers and/or other      asset levels at the end of the past
is to manage the process by which the         investment personnel and believes that      calendar year and the way in which the
Fund's proposed management fees are           such individuals are competent and able     advisory fee breakpoints have been
negotiated to ensure that they are            to carry out their responsibilities         structured, the Fund has yet to benefit
negotiated in a manner which is at arms'      under the Advisory Agreement.               from the breakpoints. The Board
length and reasonable. To that end, the                                                   concluded that the Fund's fee levels
Senior Officer must either supervise a        o Overall performance of AIM. Not           under the Advisory Agreement therefore
competitive bidding process or prepare        applicable because the Fund has not been    would reflect economies of scale at
an independent written evaluation. The        in operation for a full calendar year.      higher asset levels and that it was not
Senior Officer has recommended an                                                         necessary to change the advisory fee
independent written evaluation in lieu        o Fees relative to those of clients of      breakpoints in the Fund's advisory fee
of a competitive bidding process and,         AIM with comparable investment              schedule.
upon the direction of the Board, has          strategies. The Board reviewed the
prepared such an independent written          effective advisory fee rate (before         o Investments in affiliated money market
evaluation. Such written evaluation also      waivers) for the Fund under the Advisory    funds. The Board also took into account
considered certain of the factors             Agreement. The Board noted that this        the fact that uninvested cash and cash
discussed below. In addition, as              rate was (i) below the effective            collateral from securities lending
discussed below, the Senior Officer made      advisory fee rate (before waivers) for a    arrangements, if any (collectively,
a recommendation to the Board in              mutual fund advised by AIM with             "cash balances") of the Fund may be
connection with such written evaluation.      investment strategies comparable to         invested in money market funds advised
                                              those of the Fund; (ii) below the           by AIM pursuant to the terms of an SEC
    The discussion below serves as a          effective advisory fee rate (before         exemptive order. The Board found that
summary of the Senior Officer's               waivers) for one variable insurance fund    the Fund may realize certain benefits
independent written evaluation and            advised by AIM and offered to insurance     upon investing cash balances in AIM
recommendation to the Board in                company separate accounts with              advised money market funds, including a
connection therewith, as well as a            investment strategies comparable to         higher net return, increased liquidity,
discussion of the material factors and        those of the Fund; and (iii) above the      increased diversification or decreased
the conclusions with respect thereto          effective sub-advisory fee rate for a       transaction costs. The Board also found
that formed the basis for the Board's         variable insurance fund sub-advised by      that the Fund will not receive reduced
approval of the Advisory Agreement.           an AIM affiliate and offered to             services if it invests its cash balances
After consideration of all of the             insurance company separate accounts with    in such money market funds. The Board
factors below and based on its informed       investment strategies comparable to         noted that, to the extent the Fund
business judgment, the Board determined       those of the Fund, although the total       invests uninvested cash in affiliated
that the Advisory Agreement is in the         advisory fees for such variable             money market funds, AIM has voluntarily
best interests of the Fund and its            insurance fund were comparable to those     agreed to waive a portion of the
shareholders and that the compensation        for the Fund. The Board noted that AIM      advisory fees it receives from the Fund
to AIM under the Advisory Agreement is        has agreed to limit the Fund's total        attributable to such investment. The
fair and reasonable and would have been       annual operating expenses, as discussed     Board further determined that the
obtained through arm's length                 below. Based on this review, the Board      proposed securities lending program and
negotiations.                                 concluded that the advisory fee rate for    related procedures with respect to the
                                              the Fund under the Advisory Agreement       lending Fund is in the best interests of
    Unless otherwise stated, information      was fair and reasonable.                    the lending Fund and its respective
presented below is as of June 27, 2006                                                    shareholders. The Board therefore
and does not reflect any changes that         o Fees relative to those of comparable      concluded that the investment of cash
may have occurred since June 27, 2006,        funds with other advisors. The Board        collateral received in connection with
including but not limited to changes to       reviewed the advisory fee rate for the      the securities lending program in the
the Fund's performance, advisory fees,        Fund under the Advisory Agreement. The      money market funds according to the
expense limitations and/or fee waivers.       Board noted that this rate was lower        procedures is in the best interests of
                                              than (i) the advisory fee rates for half    the lending Fund and its respective
o The nature and extent of the advisory       of the funds advised by other advisors      shareholders.
services to be provided by AIM. The           with investment strategies comparable to
Board reviewed the services to be             those of the Fund that the Board            o Independent written evaluation and
provided by AIM under the Advisory            reviewed and (ii) the average and median    recommendations of the Fund's Senior
Agreement. Based on this review, the          management fee rates for both               Officer. The Board noted that, upon
Board concluded that the range of             non-proprietary funds and all funds         their direction, the Senior Officer of
services to be provided by AIM under the      within the Lipper Real Estate Fund          the Fund, who is independent of AIM and
Advisory Agreement was appropriate and        category. The Board noted that AIM has      AIM's affiliates, had prepared an
that AIM currently is providing services      agreed to limit the Fund's total annual     independent written evaluation in order
in accordance with the terms of the           operating expenses, as discussed below.     to assist the Board in determining the
Advisory Agreement.                           Based on this review, the Board             reasonableness of the proposed
                                              concluded that the advisory fee rate for    management fees of the AIM
o The quality of services to be provided      the Fund under the Advisory Agreement
by AIM. The Board reviewed the                was fair and reasonable.                                                   (continued)
credentials and experience of the

AIM Global Real Estate Fund


Funds, including the Fund. The Board          compliance. The Board concluded that        o The performance of the Fund relative
noted that the Senior Officer's written       these steps taken by AIM have improved,     to indices. Not applicable because the
evaluation had been relied upon by the        and are likely to continue to improve,      Fund has not been in operation for a
Board in this regard in lieu of a             the quality and efficiency of the           full calendar year.
competitive bidding process. In               services AIM and its affiliates provide
determining whether to continue the           to the Fund in each of these areas, and     o Meetings with the Fund's portfolio
Advisory Agreement for the Fund, the          support the Board's approval of the         managers and investment personnel. The
Board considered the Senior Officer's         continuance of the Advisory Agreement       Board is meeting periodically with the
written evaluation.                           for the Fund.                               Fund's portfolio managers and/or other
                                                                                          investment personnel and believes that
o Profitability of AIM and its                APPROVAL OF SUB-ADVISORY AGREEMENT          such individuals are competent and able
affiliates. The Board reviewed                                                            to carry out their responsibilities
information concerning the profitability      The Board oversees the management of the    under the Sub-Advisory Agreement.
of AIM's (and its affiliates')                Fund and, as required by law, determines
investment advisory and other activities      annually whether to approve the             o Overall performance of the
and its financial condition. The Board        continuance of the Fund's sub-advisory      Sub-Advisor. Not applicable because the
considered the overall profitability of       agreement. Based upon the recommendation    Fund has not been in operation for a
AIM, as well as the profitability of AIM      of the Investments Committee of the         full calendar year.
in connection with managing the Fund.         Board, at a meeting held on June 27,
The Board noted that AIM's operations         2006, the Board, including all of the       o Fees relative to those of clients of
remain profitable, although increased         independent trustees, approved the          the Sub-Advisor with comparable
expenses in recent years have reduced         continuance of the subadvisory agreement    investment strategies. The Board
AIM's profitability. Based on the review      (the "Sub-Advisory Agreement") between      reviewed the sub-advisory fee rate for
of the profitability of AIM's and its         INVESCO Institutional (N.A.), Inc. (the     the Fund under the Sub-Advisory
affiliates' investment advisory and           "Sub- Advisor") and AIM with respect to     Agreement and the sub-advisory fees paid
other activities and its financial            the Fund for another year, effective        thereunder. The Board noted that this
condition, the Board concluded that the       July 1, 2006.                               rate was (i) comparable to the
compensation to be paid by the Fund to                                                    sub-advisory fee rate for one mutual
AIM under the Advisory Agreement was not          The Board considered the factors        fund sub-advised by the Sub-Advisor with
excessive.                                    discussed below in evaluating the           investment strategies comparable to
                                              fairness and reasonableness of the          those of the Fund; (ii) the same as the
o Benefits of soft dollars to AIM. The        Sub-Advisory Agreement at the meeting on    sub-advisory fee rate for one variable
Board considered the benefits realized        June 27, 2006 and as part of the Board's    insurance fund sub-advised by the
by AIM as a result of brokerage               ongoing oversight of the Fund. In their     Sub-Advisor and offered to insurance
transactions executed through "soft           deliberations, the Board and the            company separate accounts with
dollar" arrangements. Under these             independent trustees did not identify       investment strategies comparable to
arrangements, brokerage commissions paid      any particular factor that was              those of the Fund; and (iii) below the
by the Fund and/or other funds advised        controlling, and each trustee attributed    sub-advisory fee rate for one variable
by AIM are used to pay for research and       different weights to the various            insurance fund sub-advised by the
execution services. This research may be      factors.                                    Sub-Advisor and offered to insurance
used by AIM in making investment                                                          company separate accounts with
decisions for the Fund. The Board                 The discussion below serves as a        investment strategies comparable to
concluded that such arrangements were         discussion of the material factors and      those of the Fund. The Board noted that
appropriate.                                  the conclusions with respect thereto        AIM has agreed to limit the Fund's total
                                              that formed the basis for the Board's       annual operating expenses. The Board
o AIM's financial soundness in light of       approval of the Sub-Advisory Agreement.     also considered the services to be
the Fund's needs. The Board considered        After consideration of all of the           provided by the Sub-Advisor pursuant to
whether AIM is financially sound and has      factors below and based on its informed     the Sub-Advisory Agreement and the
the resources necessary to perform its        business judgment, the Board determined     services to be provided by AIM pursuant
obligations under the Advisory                that the Sub-Advisory Agreement is in       to the Advisory Agreement, as well as
Agreement, and concluded that AIM has         the best interests of the Fund and its      the allocation of fees between AIM and
the financial resources necessary to          shareholders and that the compensation      the Sub-Advisor pursuant to the
fulfill its obligations under the             to the Sub-Advisor under the                Sub-Advisory Agreement. The Board noted
Advisory Agreement.                           Sub-Advisory Agreement is fair and          that the sub-advisory fees have no
                                              reasonable.                                 direct effect on the Fund or its
o Historical relationship between the                                                     shareholders, as they are paid by AIM to
Fund and AIM. In determining whether to           Unless otherwise stated, information    the Sub-Advisor, and that AIM and the
approve the Advisory Agreement for the        presented below is as of June 27, 2006      Sub-Advisor are affiliates. Based on
Fund, the Board also considered prior         and does not reflect any changes that       this review, the Board concluded that
relationship between AIM and the Fund,        may have occurred since June 27, 2006,      the sub-advisory fee rate under the
as well as the Board's knowledge of           including but not limited to changes to     Sub-Advisory Agreement was fair and
AIM's operations, and concluded that it       the Fund's performance.                     reasonable.
was beneficial to maintain the current
relationship, in part, because of such        o The nature and extent of the advisory     o Profitability of AIM and its
knowledge. The Board also reviewed the        services to be provided by the              affiliates. The Board reviewed
general nature of the non-investment          Sub-Advisor. The Board reviewed the         information concerning the profitability
advisory services currently performed by      services to be provided by the              of AIM's (and its affiliates')
AIM and its affiliates, such as               Sub-Advisor under the Sub-Advisory          investment advisory and other activities
administrative, transfer agency and           Agreement. Based on this review, the        and its financial condition. The Board
distribution services, and the fees           Board concluded that the range of           considered the overall profitability of
received by AIM and its affiliates for        services to be provided by the              AIM, as well as the profitability of AIM
performing such services. In addition to      Sub-Advisor under the Sub-Advisory          in connection with managing the Fund.
reviewing such services, the trustees         Agreement was appropriate and that the      The Board noted that AIM's operations
also considered the organizational            Sub-Advisor currently is providing          remain profitable, although increased
structure employed by AIM and its             services in accordance with the terms of    expenses in recent years have reduced
affiliates to provide those services.         the Sub-Advisory Agreement.                 AIM's profitability. Based on the review
Based on the review of these and other                                                    of the profitability of AIM's and its
factors, the Board concluded that AIM         o The quality of services to be provided    affiliates' investment advisory and
and its affiliates were qualified to          by the Sub-Advisor. The Board reviewed      other activities and its financial
continue to provide non-investment            the credentials and experience of the       condition, the Board concluded that the
advisory services to the Fund, including      officers and employees of the               compensation to be paid by the Fund to
administrative, transfer agency and           Sub-Advisor who will provide investment     AIM under the Advisory Agreement was not
distribution services, and that AIM and       advisory services to the Fund. Based on     excessive.
its affiliates currently are providing        the review of these and other factors,
satisfactory non-investment advisory          the Board concluded that the quality of     o The Sub-Advisor's financial soundness
services.                                     services to be provided by the              in light of the Fund's needs. The Board
                                              Sub-Advisor was appropriate and that the    considered whether the Sub-Advisor is
o Other factors and current trends. The       Sub-Advisor currently is providing          financially sound and has the resources
Board considered the steps that AIM and       satisfactory services in accordance with    necessary to perform its obligations
its affiliates have taken over the last       the terms of the Sub-Advisory               under the Sub-Advisory Agreement, and
several years, and continue to take, in       Agreement.                                  concluded that the Sub-Advisor has the
order to improve the quality and                                                          financial resources necessary to fulfill
efficiency of the services they provide       o The performance of the Fund relative      its obligations under the Sub-Advisory
to the Funds in the areas of investment       to comparable funds. Not applicable         Agreement.
performance, product line                     because the Fund has not been in
diversification, distribution, fund           operation for a full calendar year.
operations, shareholder services and

Supplement to Annual Report dated 7/31/06

AIM Global Real Estate Fund

Institutional Class Shares                  ========================================         PLEASE NOTE THAT PAST PERFORMANCE IS
                                            Average Annual Total Returns                 NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been          For periods ended 7/31/06                    RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class                                                  THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview    Inception (4/29/05)           28.73%         REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings.                 1 Year                        25.57          INVESTMENT RETURN AND PRINCIPAL VALUE
Institutional Class shares are offered      6 Months*                      9.66          WILL FLUCTUATE SO YOUR SHARES, WHEN
exclusively to institutional investors,     ========================================     REDEEMED, MAY BE WORTH MORE OR LESS THAN
including defined contribution plans        Average Annual Total Returns                 THEIR ORIGINAL COST. SEE FULL REPORT FOR
that meet certain criteria.                 For periods ended 6/30/06, most              INFORMATION ON COMPARATIVE BENCHMARKS.
                                            recent calendar quarter-end                  PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                                                                         MORE INFORMATION. FOR THE MOST CURRENT
                                            Inception (4/29/05)           27.70%         MONTH-END PERFORMANCE, PLEASE CALL
                                            1 Year                        27.56          800-451-4246 OR VISIT
                                            6 Months*                     12.96          AIMINVESTMENTS.COM.

                                            *    Cumulative total return that has            HAD THE ADVISOR NOT WAIVED FEES
                                                 not been annualized                     AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                            ========================================     WOULD HAVE BEEN LOWER.

                                            INSTITUTIONAL CLASS SHARES HAVE NO SALES         A REDEMPTION FEE OF 2% WILL BE
                                            CHARGE; THEREFORE, PERFORMANCE IS AT NET     IMPOSED ON CERTAIN REDEMPTIONS OR
                                            ASSET VALUE (NAV). PERFORMANCE OF            EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
                                            INSTITUTIONAL CLASS SHARES WILL DIFFER       OF PURCHASE. EXCEPTIONS TO THE
                                            FROM PERFORMANCE OF OTHER SHARE CLASSES      REDEMPTION FEE ARE LISTED IN THE FUND'S
                                            PRIMARILY DUE TO DIFFERING SALES CHARGES     PROSPECTUS.
                                            AND CLASS EXPENSES.


====================================
NASDAQ Symbol                  IGREX
====================================

Over for information on your Fund's expenses.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                [YOUR GOALS.
                              OUR SOLUTIONS.]            [AIM INVESTMENTS LOGO]
                          - REGISTERED TRADEMARK -      - REGISTERED TRADEMARK -

AIMINVESTMENTS.COM   GRE-INS-1   A I M Distributors, Inc.

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                     divide your account value by $1,000 (for           The hypothetical account values and
                                            example, an $8,600 account value divided       expenses may not be used to estimate the
As a shareholder of the Fund, you incur     by $1,000 = 8.6), then multiply the            actual ending account balance or
ongoing costs, including management fees    result by the number in the table under        expenses you paid for the period. You
and other Fund expenses. This example is    the heading entitled "Actual Expenses          may use this information to compare the
intended to help you understand your        Paid During Period" to estimate the            ongoing costs of investing in the Fund
ongoing costs (in dollars) of investing     expenses you paid on your account during       and other funds. To do so, compare this
in the Fund and to compare these costs      this period.                                   5% hypothetical example with the 5%
with ongoing costs of investing in other                                                   hypothetical examples that appear in the
mutual funds. The example is based on an    HYPOTHETICAL EXAMPLE FOR                       shareholder reports of the other funds.
investment of $1,000 invested at the        COMPARISON PURPOSES
beginning of the period and held for the                                                       Please note that the expenses shown
entire period February 1, 2006, through     The table below also provides                  in the table are meant to highlight your
July 31, 2006.                              information about hypothetical account         ongoing costs only. Therefore, the
                                            values and hypothetical expenses based         hypothetical information is useful in
ACTUAL EXPENSES                             on the Fund's actual expense ratio and         comparing ongoing costs only, and will
                                            an assumed rate of return of 5% per year       not help you determine the relative
The table below provides information        before expenses, which is not the Fund's       total costs of owning different funds.
about actual account values and actual      actual return. The Fund's actual
expenses. You may use the information in    cumulative total return after expenses
this table, together with the amount you    for the six months ended July 31, 2006,
invested, to estimate the expenses that     appears in the table on the front of
you paid over the period. Simply            this supplement.







                                                                         HYPOTHETICAL
                                           ACTUAL             (5% annual return before expenses)
                                ---------------------------   ----------------------------------
                  Beginning         Ending        Expenses            Ending        Expenses       Annualized
    Share       Account Value   Account Value   Paid During       Account Value   Paid During        Expense
    Class          (2/1/06)      (7/31/06)(1)    Period(2)          (7/31/06)      Period(2)          Ratio
    -----       -------------   -------------   -----------       -------------   -----------      ----------

Institutional     $1,000.00       $1,096.60        $5.46            $1,019.59        $5.26            1.05%

(1) The actual ending account value is based on the actual total return of the Fund for the period February 1, 2006, through July 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended July 31, 2006, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

AIMINVESTMENTS.COM   GRE-INS-1   A I M Distributors, Inc.

AIM GLOBAL REAL ESTATE FUND

SCHEDULE OF INVESTMENTS

July 31, 2006

                                                  SHARES         VALUE
--------------------------------------------------------------------------
FOREIGN REAL ESTATE INVESTMENT TRUSTS, COMMON
  STOCKS & OTHER EQUITY INTERESTS-49.75%

AUSTRALIA-9.97%

CFS Retail Property Trust (Retail)                2,050,200   $  2,921,996
--------------------------------------------------------------------------
GPT Group (Diversified)(a)                          778,100      2,689,243
--------------------------------------------------------------------------
Macquarie Goodman Group (Industrials)               340,500      1,557,622
--------------------------------------------------------------------------
Mirvac Group (Diversified)(a)                       305,700        999,797
--------------------------------------------------------------------------
Stockland (Diversified)(a)                          987,300      5,172,730
--------------------------------------------------------------------------
Westfield Group (Retail)(a)                         678,700      9,560,427
==========================================================================
                                                                22,901,815
==========================================================================

CANADA-2.95%

Boardwalk Real Estate Investment Trust
  (Residential)                                      55,000      1,326,882
--------------------------------------------------------------------------
Calloway Real Estate Investment Trust
  (Diversified)                                      48,200      1,092,550
--------------------------------------------------------------------------
Canadian Hotel Income Properties Real Estate
  Investment Trust (Hotels)                          37,600        437,936
--------------------------------------------------------------------------
Cominar Real Estate Investment Trust
  (Diversified)                                      36,800        640,325
--------------------------------------------------------------------------
Primaris Retail Real Estate Investment Trust
  (Retail)                                           48,900        747,588
--------------------------------------------------------------------------
RioCan Real Estate Investment Trust (Retail)         67,400      1,355,028
--------------------------------------------------------------------------
Summit Real Estate Investment Trust
  (Industrials)                                      52,200      1,174,915
==========================================================================
                                                                 6,775,224
==========================================================================

FINLAND-0.59%

Citycon Oyj (Retail)(a)                             170,200        826,100
--------------------------------------------------------------------------
Sponda Oyj (Office)                                  46,300        520,423
==========================================================================
                                                                 1,346,523
==========================================================================

FRANCE-2.57%

Klepierre (Retail)                                   12,300      1,559,296
--------------------------------------------------------------------------
Societe Immobiliere de Location pour
  I'Industrie et le Commerce (Office)(a)              7,500        920,159
--------------------------------------------------------------------------
Unibail (Diversified)(a)                             18,500      3,434,850
==========================================================================
                                                                 5,914,305
==========================================================================

HONG KONG-8.68%

China Overseas Land & Investment Ltd.
  (Office)(a)                                     2,027,000      1,188,486
--------------------------------------------------------------------------
China Overseas Land & Investment Ltd.-Wts.,
  expiring 07/18/07 (Office)(b)                     219,250         22,009
--------------------------------------------------------------------------
Great Eagle Holdings Ltd. (Office)                  343,000      1,209,534
--------------------------------------------------------------------------
Hang Lung Properties Ltd. (Retail)                1,531,000      3,022,553
--------------------------------------------------------------------------
Hongkong Land Holdings Ltd. (Office)(a)           1,281,000      5,002,095
--------------------------------------------------------------------------

                                                  SHARES         VALUE
--------------------------------------------------------------------------
HONG KONG-(CONTINUED)

Hysan Development Co., Ltd. (Diversified)           855,000   $  2,404,313
--------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Residential)(a)       673,000      7,080,927
==========================================================================
                                                                19,929,917
==========================================================================

ITALY-0.45%

Risanamento S.p.A. (Diversified)(a)                 135,500      1,044,091
==========================================================================

JAPAN-9.96%

AEON Mall Co., Ltd. (Retail)                         20,000        879,197
--------------------------------------------------------------------------
Diamond City Co., Ltd. (Retail)(a)                   19,300        780,788
--------------------------------------------------------------------------
Japan Retail Fund Investment Corp.
  (Retail)(a)                                           102        785,331
--------------------------------------------------------------------------
Mitsubishi Estate Co. Ltd. (Office)                 253,000      5,240,951
--------------------------------------------------------------------------
Mitsui Fudosan Co., Ltd. (Diversified)(a)           309,000      6,540,708
--------------------------------------------------------------------------
Nippon Building Fund Inc. (Office)                      150      1,478,412
--------------------------------------------------------------------------
NTT Urban Development Corp. (Office)(a)                 115        864,259
--------------------------------------------------------------------------
ORIX JREIT Inc. (Office)                                 67        385,696
--------------------------------------------------------------------------
Sumitomo Realty & Development Co., Ltd.
  (Diversified)(a)                                  184,000      4,558,964
--------------------------------------------------------------------------
Tokyo Tatemono Co., Ltd. (Diversified)(a)           136,000      1,368,545
==========================================================================
                                                                22,882,851
==========================================================================

NETHERLANDS-1.20%

Rodamco Europe N.V. (Retail)(a)                      26,100      2,764,378
==========================================================================

SINGAPORE-2.16%

Ascendas Real Estate Investment Trust
  (Industrials)(a)                                  601,000        738,278
--------------------------------------------------------------------------
Capitacommercial Trust (Office)                     381,000        456,085
--------------------------------------------------------------------------
Capitaland Ltd. (Residential)(a)                    694,000      1,805,763
--------------------------------------------------------------------------
CapitaMall Trust (Retail)(a)                        453,000        636,799
--------------------------------------------------------------------------
Keppel Land Ltd. (Office)                           366,800        910,698
--------------------------------------------------------------------------
Macquarie MEAG Prime REIT (Diversified)             713,700        413,615
==========================================================================
                                                                 4,961,238
==========================================================================

UNITED KINGDOM-11.22%

Big Yellow Group PLC (Industrials)                  100,600        811,326
--------------------------------------------------------------------------
British Land Co. PLC (Diversified)                  214,100      5,467,017
--------------------------------------------------------------------------
Brixton PLC (Industrials)(a)                        130,400      1,221,969
--------------------------------------------------------------------------
Capital & Regional PLC (Retail)                     131,900      2,558,683
--------------------------------------------------------------------------
Derwent Valley Holdings PLC (Office)                 69,600      2,193,257
--------------------------------------------------------------------------
Hammerson PLC (Retail)                               82,100      1,913,917
--------------------------------------------------------------------------
Land Securities Group PLC (Diversified)(a)          195,700      7,217,216
--------------------------------------------------------------------------
Liberty International PLC (Retail)(a)                43,200        922,839
--------------------------------------------------------------------------
Quintain Estates & Development PLC
  (Diversified)                                      70,000        898,297
--------------------------------------------------------------------------
Shaftesbury PLC (Retail)                             88,000        920,526
--------------------------------------------------------------------------

AIM GLOBAL REAL ESTATE FUND

                                                  SHARES         VALUE
--------------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Unite Group PLC (Residential)                       176,500   $  1,367,403
--------------------------------------------------------------------------
Workspace Group PLC (Office)(a)                      41,200        290,181
==========================================================================
                                                                25,782,631
==========================================================================
    Total Foreign Real Estate Investment
      Trusts, Common Stocks & Other Equity
      Interests (Cost $101,276,055)                            114,302,973
==========================================================================

DOMESTIC REAL ESTATE INVESTMENT TRUSTS &
  COMMON STOCKS-43.19%

DIVERSIFIED-3.43%

Colonial Properties Trust                            34,400      1,648,792
--------------------------------------------------------------------------
Public Storage, Inc.                                 42,000      3,372,180
--------------------------------------------------------------------------
Ventas, Inc.                                         80,200      2,865,546
==========================================================================
                                                                 7,886,518
==========================================================================

HOTELS-4.05%

Hilton Hotels Corp.                                  89,400      2,139,342
--------------------------------------------------------------------------
Host Hotels & Resorts Inc.                          252,446      5,356,904
--------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.            34,300      1,803,494
==========================================================================
                                                                 9,299,740
==========================================================================

INDUSTRIALS-3.31%

AMB Property Corp.                                   18,100        948,983
--------------------------------------------------------------------------
ProLogis                                            120,100      6,647,535
==========================================================================
                                                                 7,596,518
==========================================================================

OFFICE-13.64%

Alexandria Real Estate Equities, Inc.                14,500      1,369,090
--------------------------------------------------------------------------
Boston Properties, Inc.                              46,600      4,576,120
--------------------------------------------------------------------------
Brandywine Realty Trust                              75,300      2,382,492
--------------------------------------------------------------------------
Brookfield Properties Corp.                          65,100      2,156,769
--------------------------------------------------------------------------
Equity Office Properties Trust                      105,300      3,991,923
--------------------------------------------------------------------------
Reckson Associates Realty Corp.                      57,500      2,560,475
--------------------------------------------------------------------------
SL Green Realty Corp.                                41,500      4,743,450
--------------------------------------------------------------------------
Trizec Properties, Inc.                             133,000      3,825,080
--------------------------------------------------------------------------
Vornado Realty Trust                                 54,900      5,739,795
==========================================================================
                                                                31,345,194
==========================================================================

                                                  SHARES         VALUE
--------------------------------------------------------------------------

RESIDENTIAL-7.54%

Archstone-Smith Trust                                80,500   $  4,223,835
--------------------------------------------------------------------------
AvalonBay Communities, Inc.                          17,500      2,046,100
--------------------------------------------------------------------------
Camden Property Trust                                37,700      2,882,165
--------------------------------------------------------------------------
Equity Residential                                  100,000      4,651,000
--------------------------------------------------------------------------
Essex Property Trust, Inc.                           21,900      2,564,271
--------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.              16,900        965,328
==========================================================================
                                                                17,332,699
==========================================================================

RETAIL-11.22%

CBL & Associates Properties, Inc.                    28,800      1,127,808
--------------------------------------------------------------------------
Developers Diversified Realty Corp.                  87,900      4,639,362
--------------------------------------------------------------------------
Federal Realty Investment Trust                      25,900      1,879,045
--------------------------------------------------------------------------
General Growth Properties, Inc.                      68,500      3,126,340
--------------------------------------------------------------------------
Kimco Realty Corp.                                   53,600      2,103,264
--------------------------------------------------------------------------
Macerich Co. (The)                                   44,400      3,230,100
--------------------------------------------------------------------------
Regency Centers Corp.                                48,300      3,096,996
--------------------------------------------------------------------------
Simon Property Group, Inc.                           76,800      6,568,704
==========================================================================
                                                                25,771,619
==========================================================================
    Total Domestic Real Estate Investment
      Trusts & Common Stocks (Cost
      $86,646,533)                                              99,232,288
==========================================================================

MONEY MARKET FUNDS-4.73%

Liquid Assets Portfolio-Institutional
  Class(c)                                        5,431,618      5,431,618
--------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)          5,431,618      5,431,618
==========================================================================
    Total Money Market Funds (Cost
      $10,863,236)                                              10,863,236
==========================================================================
TOTAL INVESTMENTS-97.67%
  (Cost $198,785,824)                                          224,398,497
==========================================================================
OTHER ASSETS LESS LIABILITIES-2.33%                              5,345,446
==========================================================================
NET ASSETS-100.00%                                            $229,743,943
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

REIT  - Real Estate Investment Trust
Wts.  - Warrants

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2006 was $68,414,923, which represented 29.78% of the Fund's Net Assets. See Note 1A.
(b) Non-income producing security acquired through corporate action.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM GLOBAL REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 2006

ASSETS:

Investments, at value (cost $187,922,588)      $213,535,261
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $10,863,236)                             10,863,236
===========================================================
    Total investments (cost $198,785,824)       224,398,497
===========================================================
Foreign currencies, at value (cost $15,750)          15,734
-----------------------------------------------------------
Receivables for:
  Investments sold                                3,400,307
-----------------------------------------------------------
  Fund shares sold                                3,296,554
-----------------------------------------------------------
  Dividends                                         372,943
-----------------------------------------------------------
Fund expenses absorbed                                7,714
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                3,229
-----------------------------------------------------------
Other assets                                         91,252
===========================================================
    Total assets                                231,586,230
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           1,434,464
-----------------------------------------------------------
  Fund shares reacquired                            196,607
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  4,030
-----------------------------------------------------------
Accrued distribution fees                            77,087
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,426
-----------------------------------------------------------
Accrued transfer agent fees                          58,366
-----------------------------------------------------------
Accrued operating expenses                           70,307
===========================================================
    Total liabilities                             1,842,287
===========================================================
Net assets applicable to shares outstanding    $229,743,943
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $202,969,340
-----------------------------------------------------------
Undistributed net investment income                (117,395)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign
  currencies                                      1,266,311
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              25,625,687
===========================================================
                                               $229,743,943
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $162,426,516
___________________________________________________________
===========================================================
Class B                                        $ 20,859,758
___________________________________________________________
===========================================================
Class C                                        $ 35,931,898
___________________________________________________________
===========================================================
Class R                                        $  1,103,772
___________________________________________________________
===========================================================
Institutional Class                            $  9,421,999
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          12,030,091
___________________________________________________________
===========================================================
Class B                                           1,546,042
___________________________________________________________
===========================================================
Class C                                           2,662,542
___________________________________________________________
===========================================================
Class R                                              81,774
___________________________________________________________
===========================================================
Institutional Class                                 698,228
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      13.50
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $13.50 divided by
    94.50%)                                    $      14.29
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      13.49
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      13.50
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      13.50
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      13.49
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM GLOBAL REAL ESTATE FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2006

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $229,093)        $ 2,976,451
-------------------------------------------------------------------------
Interest                                                          116,818
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      140,229
=========================================================================
    Total investment income                                     3,233,498
=========================================================================

EXPENSES:

Advisory fees                                                     868,206
-------------------------------------------------------------------------
Administrative services fees                                       50,000
-------------------------------------------------------------------------
Custodian fees                                                     85,695
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         203,516
-------------------------------------------------------------------------
  Class B                                                         125,947
-------------------------------------------------------------------------
  Class C                                                         178,134
-------------------------------------------------------------------------
  Class R                                                           4,162
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              285,559
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                  948
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          17,841
-------------------------------------------------------------------------
Other                                                             211,318
=========================================================================
    Total expenses                                              2,031,326
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (191,067)
=========================================================================
    Net expenses                                                1,840,259
=========================================================================
Net investment income                                           1,393,239
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                         1,857,805
-------------------------------------------------------------------------
  Foreign currencies                                             (273,551)
=========================================================================
                                                                1,584,254
=========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        23,959,319
-------------------------------------------------------------------------
  Foreign currencies                                               15,837
=========================================================================
                                                               23,975,156
=========================================================================
Net gain from investment securities and foreign currencies     25,559,410
=========================================================================
Net increase in net assets resulting from operations          $26,952,649
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM GLOBAL REAL ESTATE FUND

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED JULY 31, 2006 AND APRIL 29, 2005 (DATE OPERATIONS COMMENCED) THROUGH JULY 31, 2005

                                                                  2006           2005
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  1,393,239    $    50,077
-----------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   1,584,254         21,965
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           23,975,156      1,650,531
=========================================================================================
    Net increase in net assets resulting from operations        26,952,649      1,722,573
=========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (1,470,084)       (26,478)
-----------------------------------------------------------------------------------------
  Class B                                                         (139,702)        (3,958)
-----------------------------------------------------------------------------------------
  Class C                                                         (191,554)        (2,875)
-----------------------------------------------------------------------------------------
  Class R                                                          (13,424)        (1,312)
-----------------------------------------------------------------------------------------
  Institutional Class                                              (62,009)        (1,756)
=========================================================================================
    Total distributions from net investment income              (1,876,773)       (36,379)
=========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                          (39,449)            --
-----------------------------------------------------------------------------------------
  Class B                                                           (6,890)            --
-----------------------------------------------------------------------------------------
  Class C                                                           (8,469)            --
-----------------------------------------------------------------------------------------
  Class R                                                             (503)            --
-----------------------------------------------------------------------------------------
  Institutional Class                                                 (508)            --
=========================================================================================
    Total distributions from net realized gains                    (55,819)            --
=========================================================================================
    Decrease in net assets resulting from distributions         (1,932,592)       (36,379)
=========================================================================================
Share transactions-net:
  Class A                                                      121,453,355     22,236,657
-----------------------------------------------------------------------------------------
  Class B                                                       12,489,929      5,311,322
-----------------------------------------------------------------------------------------
  Class C                                                       26,774,931      5,039,053
-----------------------------------------------------------------------------------------
  Class R                                                          237,586        632,521
-----------------------------------------------------------------------------------------
  Institutional Class                                            8,260,372        601,966
=========================================================================================
    Net increase in net assets resulting from share
     transactions                                              169,216,173     33,821,519
=========================================================================================
    Net increase in net assets                                 194,236,230     35,507,713
=========================================================================================

NET ASSETS:

  Beginning of year                                             35,507,713             --
=========================================================================================
  End of year (including undistributed net investment income
    of $(117,395) and $70,053, respectively)                  $229,743,943    $35,507,713
_________________________________________________________________________________________
=========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM GLOBAL REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS

JULY 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Real Estate Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve high total return through growth of capital and current income.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net

AIM GLOBAL REAL ESTATE FUND

     gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

       The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM GLOBAL REAL ESTATE FUND

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.68%
___________________________________________________________________
===================================================================


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO"), AIM pays INVESCO 40% of the amount of AIM's compensation on the sub-advised assets.

    AIM has contractually agreed to waive advisory fees and/or expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.40%, 2.15%, 2.15%, 1.65% and 1.15% of average daily net assets, respectively, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended July 31, 2006, AIM waived fees of $13,485 and reimbursed $171,274 of class level expenses of Class A, Class B, Class C and Class R shares in proportion to the net assets of each class.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended July 31, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended July 31, 2006, AIM was paid $50,000.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended July 31, 2006, the Fund paid AIS $285,559 for Class A, Class B, Class C and Class R share classes and $948 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of

AIM GLOBAL REAL ESTATE FUND

the average daily net assets of Class R shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended July 31, 2006, the Class A, Class B, Class C and Class R shares paid $203,516, $125,947, $178,134 and $4,162, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2006, ADI advised the Fund that it retained $115,735 in front-end sales commissions from the sale of Class A shares and $30, $8,977, $3,499 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the year ended July 31, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               07/31/05          AT COST          FROM SALES       (DEPRECIATION)      07/31/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class             $   --         $28,574,165       $(23,142,547)         $   --         $ 5,431,618     $ 69,929       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class                 --          10,988,249         (5,556,631)             --           5,431,618       24,512           --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                 --          21,368,302        (21,368,302)             --                  --       45,788           --
==================================================================================================================================
  Total             $   --         $60,930,716       $(50,067,480)         $   --         $10,863,236     $140,229       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended July 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $6,308.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended July 31, 2006, the Fund paid legal fees of $3,617 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

AIM GLOBAL REAL ESTATE FUND


    During the year ended July 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the year ended July 31, 2006 and the period April 29, 2005 (date operations commenced) through July 31, 2005 was as follows:

                                                                 2006        2005
-----------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                               $1,903,252    $36,379
-----------------------------------------------------------------------------------
Long-term capital gain                                            29,341         --
===================================================================================
Total distributions                                           $1,932,593    $36,379
___________________________________________________________________________________
===================================================================================


TAX COMPONENTS OF NET ASSETS:

As of July 31, 2006, the components of net assets on a tax basis were as follows:

                                                                  2006
--------------------------------------------------------------------------
Undistributed ordinary income                                 $  4,565,932
--------------------------------------------------------------------------
Undistributed long-term gain                                       862,233
--------------------------------------------------------------------------
Unrealized appreciation -- investments                          21,598,741
--------------------------------------------------------------------------
Temporary book/tax differences                                      (2,931)
--------------------------------------------------------------------------
Post-October currency loss deferral                               (249,372)
--------------------------------------------------------------------------
Shares of beneficial interest                                  202,969,340
==========================================================================
Total net assets                                              $229,743,943
__________________________________________________________________________
==========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to deferral of losses on wash sales and the realization of unrealized gains on passive foreign investment companies. The tax-basis unrealized appreciation on investments amount includes appreciation on foreign currencies of $13,014.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund does not have a capital loss carryforward as of July 31, 2006.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2006 was $192,128,819 and $35,157,003, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $22,247,623
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (661,896)
===============================================================================
Net unrealized appreciation of investment securities              $21,585,727
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $202,812,770.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions and passive foreign investment company investments, on July 31, 2006, undistributed net investment income was increased by $296,086 and undistributed net realized gain was decreased by $296,086. This reclassification had no effect on the net assets of the Fund.

AIM GLOBAL REAL ESTATE FUND

NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are sold without a sales charge. In addition, under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                           CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------
                                                                                                 APRIL 29, 2005
                                                                                                (DATE OPERATIONS
                                                                      YEAR ENDED                 COMMENCED) TO
                                                                       JULY 31,                     JULY 31,
                                                                       2006(A)                        2005
                                                              --------------------------    ------------------------
                                                                SHARES         AMOUNT        SHARES        AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     10,972,233    $134,558,423    2,129,741    $22,351,171
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,267,232      15,377,437      543,128      5,661,293
--------------------------------------------------------------------------------------------------------------------
  Class C                                                      2,394,039      29,461,887      480,947      5,047,390
--------------------------------------------------------------------------------------------------------------------
  Class R                                                         20,610         258,359       62,549        631,246
--------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            694,533       9,005,374       59,525        600,210
====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        111,936       1,360,262        2,250         23,783
--------------------------------------------------------------------------------------------------------------------
  Class B                                                         10,641         127,603          346          3,660
--------------------------------------------------------------------------------------------------------------------
  Class C                                                         14,704         177,453          251          2,649
--------------------------------------------------------------------------------------------------------------------
  Class R                                                          1,168          13,915          124          1,312
--------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              5,068          62,446          166          1,756
====================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         40,960         517,186        2,286         24,913
--------------------------------------------------------------------------------------------------------------------
  Class B                                                        (40,980)       (517,186)      (2,288)       (24,913)
====================================================================================================================
Reacquired:(b)
  Class A                                                     (1,213,882)    (14,982,516)     (15,433)      (163,210)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       (201,119)     (2,497,925)     (30,918)      (328,718)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                       (226,378)     (2,864,409)      (1,021)       (10,986)
--------------------------------------------------------------------------------------------------------------------
  Class R                                                         (2,674)        (34,688)          (3)           (37)
--------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (61,064)       (807,448)          --             --
====================================================================================================================
                                                              13,787,027    $169,216,173    3,231,650    $33,821,519
____________________________________________________________________________________________________________________
====================================================================================================================

(a) There are two entities that are record owners of more than 5% of the outstanding shares of the Fund and they own 44% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b) Amount is net of redemption fees of $11,157, $1,760, $2,411, $125 and $429 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively for the year ended July 31, 2006, and $2,693, $849, $610, $206 and $200 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively, for the period April 29, 2005 (date operations commenced) through July 31, 2005.

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

AIM GLOBAL REAL ESTATE FUND


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           CLASS A
                                                              ---------------------------------
                                                                                APRIL 29, 2005
                                                                               (DATE OPERATIONS
                                                              YEAR ENDED        COMMENCED) TO
                                                               JULY 31,            JULY 31,
                                                                 2006                2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  10.99            $ 10.08
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.18               0.03
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           2.57               0.90
===============================================================================================
    Total from investment operations                               2.75               0.93
===============================================================================================
Less distributions:
  Dividends from net investment income                            (0.23)             (0.02)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.01)                --
===============================================================================================
    Total distributions                                           (0.24)             (0.02)
===============================================================================================
Redemption fees added to shares of beneficial interest             0.00               0.00
===============================================================================================
Net asset value, end of period                                 $  13.50            $ 10.99
_______________________________________________________________________________________________
===============================================================================================
Total return(a)                                                   25.31%              9.27%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $162,427            $23,285
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.41%(b)           1.45%(c)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.57%(b)           4.22%(c)
===============================================================================================
Ratio of net investment income to average net assets               1.39%(b)           1.36%(c)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(d)                                           31%                 3%
_______________________________________________________________________________________________
===============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $81,406,285.
(c)  Annualized.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                           CLASS B
                                                              ---------------------------------
                                                                                APRIL 29, 2005
                                                                               (DATE OPERATIONS
                                                              YEAR ENDED        COMMENCED) TO
                                                               JULY 31,            JULY 31,
                                                                 2006                2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.98              $10.08
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.09                0.01
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          2.57                0.90
===============================================================================================
    Total from investment operations                              2.66                0.91
===============================================================================================
Less distributions:
  Dividends from net investment income                           (0.14)              (0.01)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.01)                 --
===============================================================================================
    Total distributions                                          (0.15)              (0.01)
===============================================================================================
Redemption fees added to shares of beneficial interest            0.00                0.00
===============================================================================================
Net asset value, end of period                                 $ 13.49              $10.98
_______________________________________________________________________________________________
===============================================================================================
Total return(a)                                                  24.41%               9.06%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $20,860              $5,603
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.16%(b)            2.15%(c)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.32%(b)            4.92%(c)
===============================================================================================
Ratio of net investment income to average net assets              0.64%(b)            0.66%(c)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(d)                                          31%                  3%
_______________________________________________________________________________________________
===============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $12,594,758.
(c)  Annualized.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM GLOBAL REAL ESTATE FUND

                                                                           CLASS C
                                                              ---------------------------------
                                                                                APRIL 29, 2005
                                                                               (DATE OPERATIONS
                                                              YEAR ENDED        COMMENCED) TO
                                                               JULY 31,            JULY 31,
                                                                 2006                2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.98              $10.08
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.09                0.01
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          2.58                0.90
===============================================================================================
    Total from investment operations                              2.67                0.91
===============================================================================================
Less distributions:
  Dividends from net investment income                           (0.14)              (0.01)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.01)                 --
===============================================================================================
    Total distributions                                          (0.15)              (0.01)
===============================================================================================
Redemption fees added to shares of beneficial interest            0.00                0.00
===============================================================================================
Net asset value, end of period                                 $ 13.50              $10.98
_______________________________________________________________________________________________
===============================================================================================
Total return(a)                                                  24.50%               9.06%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $35,932              $5,274
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.16%(b)            2.15%(c)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.32%(b)            4.92%(c)
===============================================================================================
Ratio of net investment income to average net assets              0.64%(b)            0.66%(c)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(d)                                          31%                  3%
_______________________________________________________________________________________________
===============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $17,813,404.
(c)  Annualized.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                           CLASS R
                                                              ---------------------------------
                                                                                APRIL 29, 2005
                                                                               (DATE OPERATIONS
                                                              YEAR ENDED        COMMENCED) TO
                                                               JULY 31,            JULY 31,
                                                                 2006                2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.99              $10.08
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.15                0.03
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          2.57                0.90
===============================================================================================
    Total from investment operations                              2.72                0.93
===============================================================================================
Less distributions:
  Dividends from net investment income                           (0.20)              (0.02)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.01)                 --
===============================================================================================
    Total distributions                                          (0.21)              (0.02)
===============================================================================================
Redemption fees added to shares of beneficial interest            0.00                0.00
===============================================================================================
Net asset value, end of period                                  $13.50              $10.99
_______________________________________________________________________________________________
===============================================================================================
Total return(a)                                                  25.00%               9.24%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,104              $  689
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.66%(b)            1.65%(c)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.82%(b)            4.42%(c)
===============================================================================================
Ratio of net investment income to average net assets              1.14%(b)            1.16%(c)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(d)                                          31%                  3%
_______________________________________________________________________________________________
===============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $832,459.
(c)  Annualized.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM GLOBAL REAL ESTATE FUND

                                                                     INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                                                APRIL 29, 2005
                                                                               (DATE OPERATIONS
                                                              YEAR ENDED        COMMENCED) TO
                                                               JULY 31,            JULY 31,
                                                                 2006                2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.99              $10.08
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.23                0.04
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          2.54                0.90
===============================================================================================
    Total from investment operations                              2.77                0.94
===============================================================================================
Less distributions:
  Dividends from net investment income                           (0.26)              (0.03)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.01)                 --
===============================================================================================
    Total distributions                                          (0.27)              (0.03)
===============================================================================================
Redemption fees added to shares of beneficial interest            0.00                0.00
===============================================================================================
Net asset value, end of period                                  $13.49              $10.99
_______________________________________________________________________________________________
===============================================================================================
Total return(a)                                                  25.57%               9.33%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $9,422              $  656
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.09%(b)            1.15%(c)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.10%(b)            3.73%(c)
===============================================================================================
Ratio of net investment income to average net assets              1.71%(b)            1.66%(c)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(d)                                          31%                  3%
_______________________________________________________________________________________________
===============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $3,113,845.
(c)  Annualized.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement

AIM GLOBAL REAL ESTATE FUND
of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM GLOBAL REAL ESTATE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Investment Securities Funds and Shareholders of AIM Global Real Estate Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Global Real Estate Fund (one of the funds constituting AIM Investment Securities Funds; hereafter referred to as the "Fund") at July 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period April 29, 2005 through July 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

September 19, 2006
Houston, Texas

AIM GLOBAL REAL ESTATE FUND

TAX DISCLOSURES

REQUIRED FEDERAL TAX INFORMATION


Of ordinary dividends paid to shareholders during the Fund's tax year ended July 31, 2006, 0.12% is eligible for the dividends received deduction for corporations. The Fund distributed long-term capital gains of $29,341 for the Fund's tax year ended July 31, 2006.

  For its tax year ended July 31, 2006, the Fund designates 11.67%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS


For its tax year ended July 31, 2006, the Fund designates 2.65%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The Fund designates qualified short-term capital gain distributions exempt from U.S. tax for non-resident alien shareholders of $1,365 for the Fund's tax year ended July 31, 2006.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended October 31, 2005, January 31, 2006, April 30, 2006 and July 31, 2006 are 50.54%, 54.49%, 54.43% and 56.74%, respectively.

AIM GLOBAL REAL ESTATE FUND

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1988           Director and Chairman, A I M Management    None
   Trustee and Vice Chair                         Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

   Philip A. Taylor(2) -- 1954     2006           Director, Chief Executive Officer and      None
   Trustee, President and                         President, A I M Management Group Inc.,
   Principal                                      AIM Mutual Fund Dealer Inc., AIM Funds
   Executive Officer                              Management Inc. and 1371 Preferred Inc.;
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc. and AIM
                                                  GP Canada Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc.; Director, President
                                                  and Chairman, AVZ Callco Inc.; AMVESCAP
                                                  Inc. and AIM Canada Holdings Inc.;
                                                  Director and Chief Executive Officer,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; Trustee,
                                                  President and Principal Executive
                                                  Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and Trustee
                                                  and Executive Vice President, The AIM
                                                  Family of Funds--Registered Trademark--
                                                  (AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust only)
                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1992           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Founder, Green, Manning & Bunch Ltd.,      None
   Trustee                                        (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1990           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1988           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    Director, Mainstay VP Series
   Trustee                                                                                   Funds, Inc. (21 portfolios)
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM GLOBAL REAL ESTATE FUND



The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Senior Vice President and Senior Officer  N/A
   Senior Vice President and                      of The AIM Family of Funds--Registered
   Senior Officer                                 Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

   John M. Zerr -- 1962            2006           Director, Senior Vice President,          N/A
   Senior Vice President, Chief                   Secretary and General Counsel, A I M
   Legal Officer and Secretary                    Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Global Compliance Director, AMVESCAP      N/A
   Vice President                                 PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--
                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Senior Vice President and General
   Vice President                                 Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, General Counsel, and  N/A
                                                  Vice President Fund Management Company;
                                                  Director, Senior Vice President,
                                                  Secretary and General Counsel, A I M
                                                  Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc. and Liberty Funds Group,
                                                  LLC
------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M  N/A
   Vice President, Principal                      Advisors, Inc.; and Vice President,
   Financial Officer and                          Treasurer and Principal Officer of The
   Treasurer                                      AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief           N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1992           Director of Cash Management, Managing     N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark--
------------------------------------------------------------------------------------------------------------------------------

   Todd L. Spillane -- 1958        2006           Senior Vice President, A I M Management   N/A
   Chief Compliance Officer                       Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS                 SUB-ADVISOR
                                                                                                         INVESCO Institutional
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers   (NA), Inc
Suite 100                     11 Greenway Plaza        Inc.                     LLP                      INVESCO Alternatives
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street    Group Division
                              Houston, TX 77046-1173   Suite 100                Suite 2900               Three Galleria Tower,
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678   Suite 500
                                                                                                         13155 Noel Road
                                                                                                         Dallas, Tx 75240-5042

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            225 Franklin Street
Floor                         1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

    DOMESTIC EQUITY                                   SECTOR EQUITY                          AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                      AIM Advantage Health Sciences Fund         AIM Conservative Allocation Fund
AIM Basic Value Fund                          AIM Energy Fund                            AIM Growth Allocation Fund
AIM Capital Development Fund                  AIM Financial Services Fund                AIM Moderate Allocation Fund
AIM Charter Fund                              AIM Global Health Care Fund                AIM Moderate Growth Allocation Fund
AIM Constellation Fund                        AIM Global Real Estate Fund                AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                 AIM Gold & Precious Metals Fund
AIM Dynamics Fund                             AIM Leisure Fund
AIM Large Cap Basic Value Fund                AIM Multi-Sector Fund                           DIVERSIFIED PORTFOLIOS
AIM Large Cap Growth Fund                     AIM Real Estate Fund(1)
AIM Mid Cap Basic Value Fund                  AIM Technology Fund                        AIM Income Allocation Fund
AIM Mid Cap Core Equity Fund(1)               AIM Utilities Fund                         AIM International Allocation Fund
AIM Opportunities I Fund
AIM Opportunities II Fund                                                                (1) This Fund has limited public sales
AIM Opportunities III Fund                             FIXED INCOME                      of its shares to certain investors. For
AIM S&P 500 Index Fund                                                                   more information on who may continue to
AIM Select Equity Fund                        TAXABLE                                    invest in the Fund, please see the
AIM Small Cap Equity Fund                                                                appropriate prospectus.
AIM Small Cap Growth Fund                     AIM Enhanced Short Bond Fund
AIM Structured Core Fund                      AIM Floating Rate Fund                         If used after October 20, 2006, this
AIM Structured Growth Fund                    AIM High Yield Fund                        report must be accompanied by a Fund
AIM Structured Value Fund                     AIM Income Fund                            Performance & Commentary or by an AIM
AIM Summit Fund                               AIM Intermediate Government Fund           Quarterly Performance Review for the
AIM Trimark Endeavor Fund                     AIM International Bond Fund                most recent quarter-end. Mutual funds
AIM Trimark Small Companies Fund              AIM Limited Maturity Treasury Fund         distributed by A I M Distributors, Inc.
*Domestic equity and income fund              AIM Money Market Fund
                                              AIM Short Term Bond Fund                   A I M Management Group Inc. has provided
                                              AIM Total Return Bond Fund                 leadership in the investment management
  INTERNATIONAL/GLOBAL EQUITY                 Premier Portfolio                          industry since 1976. AIM is a subsidiary
                                              Premier U.S. Government Money Portfolio    of AMVESCAP PLC, one of the world's
AIM Asia Pacific Growth Fund                                                             largest independent financial services
AIM China Fund                                TAX-FREE                                   companies with $422 billion in assets
AIM Developing Markets Fund                                                              under management. Data as of July 31,
AIM European Growth Fund                      AIM High Income Municipal Fund(1)          2006.
AIM European Small Company Fund(1)            AIM Municipal Bond Fund
AIM Global Aggressive Growth Fund             AIM Tax-Exempt Cash Fund
AIM Global Equity Fund                        AIM Tax-Free Intermediate Fund
AIM Global Growth Fund                        Premier Tax-Exempt Portfolio
AIM Global Value Fund
AIM Japan Fund                                =====================================================================================
AIM International Core Equity Fund            CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR
AIM International Growth Fund                 THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL
AIM International Small Company Fund(1)       ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
AIM Trimark Fund                              =====================================================================================


                        AIMinvestments.com   GRE-AR-1   A I M Distributors, Inc.





                                                    [YOUR GOALS. OUR SOLUTIONS.]
                                                     -- Registered Trademark --
--------------------------------------------------------------------------------
Mutual    Retirement   Annuities  College    Separately   Offshore    Cash                 [AIM INVESTMENTS LOGO APPEARS HERE]
Funds     Products                Savings    Managed      Products    Management                -- Registered Trademark --
                                  Plans      Accounts
--------------------------------------------------------------------------------

                                                             AIM HIGH YIELD FUND
                                   Annual Report to Shareholders o July 31, 2006

FIXED INCOME

TAXABLE NONINVESTMENT
GRADE

Table of Contents

Supplemental Information .............    1
Letters to Shareholders ..............    2
Performance Summary ..................    4
Management Discussion.................    4
Fund Expenses ........................    6
Long-term Fund Performance ...........    7
Approval of Advisory Agreement........    9
Schedule of Investments ..............  F-1
Financial Statements .................  F-9
Notes to Financial Statements ........ F-11
Financial Highlights ................. F-19
Auditor's Report ..................... F-25
Tax Disclosures ...................... F-26
Trustees and Officers ................ F-27

                              [COVER GLOBE IMAGE]

[AIM INVESTMENT SOLUTIONS]


[GRAPHIC]     [GRAPHIC]     [GRAPHIC]

[DOMESTIC  [INTERNATIONAL/   [SECTOR
 EQUITY]    GLOBAL EQUITY]   EQUITY]

[GRAPHIC]     [GRAPHIC]     [GRAPHIC]

 [FIXED      [ALLOCATION   [DIVERSIFIED
 INCOME]     SOLUTIONS]    PORTFOLIOS]

[AIM INVESTMENTS LOGO APPEARS HERE]
   --Registered Trademark--

AIM HIGH YIELD FUND SEEKS TO ACHIEVE A HIGH LEVEL OF CURRENT INCOME.

o Unless otherwise stated, information presented in this report is as of July 31, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                          over short periods of time or during          returns based on those net asset values
                                             periods of general or regional economic       may differ from the net asset values and
o Class B shares are not available as an     difficulty. During those times, the           returns reported in the Financial
investment for retirement plans              bonds could be difficult to value or          Highlights.
maintained pursuant to Section 401 of        sell at a fair price.
the Internal Revenue Code, including                                                       o Industry classifications used in this
401(k) plans, money purchase pension         ABOUT INDEXES USED IN THIS REPORT             report are generally according to the
plans and profit sharing plans. Plans                                                      Global Industry Classification Standard,
that had existing accounts invested in       o The unmanaged LEHMAN BROTHERS U.S.          which was developed by and is the
Class B shares prior to September 30,        AGGREGATE BOND INDEX (the Lehman              exclusive property and a service mark of
2003, will continue to be allowed to         Aggregate), which represents the U.S.         Morgan Stanley Capital International
make additional purchases.                   investment-grade fixed-rate bond market       Inc. and Standard & Poor's.
                                             (including government and corporate
o Investor Class shares are closed to        securities, mortgage pass-through             The Fund provides a complete list of its
most investors. For more information on      securities and asset-backed securities),      holdings four times in each fiscal year,
who may continue to invest in the            is compiled by Lehman Brothers, a global      at the quarterends. For the second and
Investor Class shares, please see the        investment bank.                              fourth quarters, the lists appear in the
prospectus.                                                                                Fund's semiannual and annual reports to
                                             o The unmanaged LEHMAN BROTHERS HIGH          shareholders. For the first and third
PRINCIPAL RISKS OF INVESTING IN              YIELD INDEX, which represents the             quarters, the Fund files the lists with
THE FUND                                     performance of high-yield debt                the Securities and Exchange Commission
                                             securities, is compiled by Lehman             (SEC) on Form N-Q. The most recent list
o Foreign securities have additional         Brothers, a global investment bank.           of portfolio holdings is available at
risks, including exchange rate changes,                                                    AIMinvestments.com. From our home page,
political and economic upheaval, the         o The unmanaged LIPPER HIGH CURRENT           click on Products & Performance, then
relative lack of information about these     YIELD BOND FUNDS INDEX represents an          Mutual Funds, then Fund Overview. Select
companies, relatively low market             average of the 30 largest high-yield          your Fund from the drop-down menu and
liquidity and the potential lack of          bond funds tracked by Lipper Inc., an         click on Complete Quarterly Holdings.
strict financial and accounting controls     independent mutual fund performance           Shareholders can also look up the Fund's
and standards.                               monitor.                                      Forms N-Q on the SEC Web site at
                                                                                           sec.gov. Copies of the Fund's Forms N-Q
o Prices of equity securities change in      o The Fund is not managed to track the        may be reviewed and copied at the SEC
response to many factors including the       performance of any particular index,          Public Reference Room in Washington,
historical and prospective earnings of       including the indexes defined here, and       D.C. You can obtain information on the
the issuer, the value of its assets,         consequently, the performance of the          operation of the Public Reference Room,
general economic conditions, interest        Fund may deviate significantly from the       including information about duplicating
rates, investor perceptions and market       performance of the indexes.                   fee charges, by calling 202-942-8090 or
liquidity.                                                                                 800-732-0330, or by electronic request
                                             o A direct investment cannot be made in       at the following e-mail address:
o Debt securities are particularly           an index. Unless otherwise indicated,         publicinfo@sec.gov. The SEC file numbers
vulnerable to credit risk and interest       index results include reinvested              for the Fund are 811-05686 and
rate fluctuations.                           dividends, and they do not reflect sales      033-39519.
                                             charges. Performance of an index of
o The Fund may invest in lower rated         funds reflects fund expenses;                 A description of the policies and
debt securities, commonly known as "junk     performance of a market index does not.       procedures that the Fund uses to
bonds." Compared to higher quality debt                                                    determine how to vote proxies relating
securities, junk bonds involve greater       OTHER INFORMATION                             to portfolio securities is available
risk of default or price changes due to                                                    without charge, upon request, from our
changes in the credit quality of the         o The returns shown in management's           Client Services department at
issuer because they are generally            discussion of Fund performance are based      800-959-4246 or on the AIM Web site,
unsecured and may be subordinated to         on net asset values calculated for            AIMinvestments.com. On the home page,
other creditors' claims. Credit ratings      shareholder transactions. Generally           scroll down and click on AIM Funds Proxy
on junk bonds do not necessarily reflect     accepted accounting principles require        Policy. The information is also
their actual market risk. The value of       adjustments to be made to the net assets      available on the SEC Web site, sec.gov.
junk bonds often fluctuates in response      of the Fund at period end for financial
to company, political or economic            reporting purposes, and as such, the net      Information regarding how the Fund voted
developments and can decline                 asset values for shareholder                  proxies related to its portfolio
significantly                                transactions and the                          securities during the 12 months ended
                                                                                           June 30, 2006, is available at our Web
                                                                                           site. Go to AIMinvestments.com, access
                                                                                           the About Us tab, click on Required
                                                                                           Notices and then click on Proxy Voting
                                                                                           Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
                                                                                           available on the SEC Web site, sec.gov.

                                                                                           ========================================

                                                                                           FUND NASDAQ SYMBOLS

                                                                                           Class A Shares                     AMHYX
                                                                                           Class B Shares                     AHYBX
                                                                                           Class C Shares                     AHYCX
                                                                                           Investor Class Shares              HYINX

                                                                                           ========================================


==========================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
==========================================================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

AIM High Yield Fund

                    Dear Shareholders of The AIM Family of Funds--Registered Trademark--:

                    We're pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review in this report, and what factors affected its performance. That discussion begins on page 4.

    [TAYLOR              It's been said nothing is certain but death and taxes.
     PHOTO]         We would venture to add that one other thing is certain:
                    Markets change--and change often--in the short term, in
                    response to constantly changing economic, geopolitical and other factors. For example, domestic and global markets were generally strong from October 2005 through April 2006, as
                    economic growth appeared robust and inflation seemed
                    contained. But as new economic data suggested inflation
                    might be higher than previously estimated in the U.S. and
PHILIP TAYLOR       elsewhere, those same markets demonstrated weakness and
                    volatility in the May-July period.

                         While we can't do anything about the ambiguity and
                    uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments--Registered Trademark-- can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                         We've changed the look of our annual reports to reflect
                    that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color--green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund's asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

                         AIM has a variety of investment solutions, and knowing
                    which ones are right for your portfolio is complex. That's why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                         At a recent meeting of the AIM Funds board, Robert H.
                    Graham relinquished his position as president of AIM Funds, a post customarily held by the chief executive officer of AIM Investments. Bob--one of three founders of AIM Investments in 1976--has a well-earned reputation for being one of the most knowledgeable leaders in the mutual fund industry. As I assume Bob's previous responsibilities, I'm pleased that he'll remain actively involved as the vice chair of AIM Funds.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                         Information about investing, the markets and your Fund
                    is always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                    Sincerely,

                    /s/ PHILIP TAYLOR

                    Philip Taylor
                    President -- AIM Funds
                    CEO, AIM Investments

                    September 15, 2006

                    AIM INVESTMENTS IS A REGISTERED SERVICE MARK OF A I M MANAGEMENT GROUP INC. A I M ADVISORS, INC. AND A I M CAPITAL MANAGEMENT, INC. ARE THE INVESTMENT ADVISORS. A I M DISTRIBUTORS, INC. IS THE DISTRIBUTOR FOR THE RETAIL FUNDS REPRESENTED BY AIM INVESTMENTS.

AIM High Yield Fund


                    Dear Fellow AIM Fund Shareholders:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

    [CROCKETT            Looking ahead, your Board finds many reasons to be
      PHOTO]        positive about AIM's management and strategic direction.
                    Most importantly, AIM management's investment management discipline is paying off in terms of improved overall performance. While work remains to be done, AIM's complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000 for the period ended August 31, 2006. We are also pleased with AIM management's efforts to seek more
 BRUCE L. CROCKETT  cost-effective ways of delivering superior service.

                         In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP manages more than $414 billion globally, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                         The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                         Your Board is very pleased with the overall direction
                    and progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    September 15, 2006

                    *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 9-10.

AIM High Yield Fund

MANAGEMENT'S DISCUSSION                                                                    economists, company management meetings,
OF FUND PERFORMANCE                                                                        and internally generated credit
                                                                                           analysis. Finally, we evaluate
                                                                                           securities across the market to find
PERFORMANCE SUMMARY                                                                        securities that are attractively valued.

For the fiscal year ended July 31, 2006, AIM High Yield Fund, excluding sales                 We consider selling a bond when:
charges, outperformed its broad market index but underperformed its
style-specific index. As low quality bonds (CCC-rated) outperformed higher                 o It becomes fully valued.
quality (BB- and B-rated) within the high yield market, the Fund's strategy of
overweighting B-rated bonds hurt the performance of the Fund relative to its               o Overall market and economic trends
style-specific benchmark. However, the Fund outperformed its broad market index,           indicate that sector emphasis should be
the investment grade-oriented Lehman Brothers U.S. Aggregate Bond Index, as high           changed.
yield bonds outperformed investment grade bonds during the fiscal year.
                                                                                           o Fundamentals, such as credit quality
   Your Fund's long-term performance appears on pages 7 and 8.                             ratings, deteriorate for an individual
                                                                                           issuer or a sector.
FUND VS. INDEXES
                                                                                           o An unanticipated change occurs
Total returns, 7/31/05-7/31/06, excluding applicable sales charges. If sales               involving an individual issuer or a
charges were included, returns would be lower.                                             sector.

Class A Shares                                                          2.79%              MARKET CONDITIONS AND YOUR FUND

Class B Shares                                                          1.80               According to the preliminary figures
                                                                                           from the Bureau of Economic Analysis
Class C Shares                                                          1.80               (BEA), real gross domestic product (GDP)
                                                                                           grew at a 2.9% annualized rate in the
Investor Class Shares                                                   2.58               second quarter of 2006. This followed a
                                                                                           5.6% rate in the first quarter of 2006
Lehman Brothers U.S. Aggregate Bond Index (Broad Market Index)          1.46               and a 1.8% pace in the fourth quarter of
                                                                                           2005. This pattern of GDP growth
Lehman Brothers High Yield Index (Style-Specific Index)                 4.01               resulted largely from losses and
                                                                                           recovery related to last fall's
Lipper High Current Yield Bond Funds Index (Peer Group Index)           3.98               hurricanes and erratic patterns in motor
                                                                                           vehicle sales. Manufacturing activity
SOURCE: LIPPER INC.                                                                        was robust, business and consumer
                                                                                           spending appeared to be healthy, and the
================================================================================           unemployment rate stood at 4.6% in June,
                                                                                           reflecting strong job growth. The hot
HOW WE INVEST                                   Our security selection process             housing market cooled off without a
                                             utilizes both top-down and bottom-up          significant impact on the economy, and
Your Fund invests primarily in               research. Our top down approach takes         inflation remained a concern of the U.S.
lower-rated credit quality corporate         into account overall economic and market      Federal Reserve Board (the Fed), mainly
bonds. Our investment discipline focuses     trends. Our bottom-up efforts evaluate        due to the further sharp increases in
on providing attractive current income       individual bond issuers as well as            the prices of energy and other
for shareholders and consistent              industry sectors.                             commodities.
performance within a framework designed
to control volatility. Additionally, we         In conducting our analysis, our team          During the year ended July 31, 2006,
seek growth of shareholders' principal       uses input from various sources               the Fed raised its federal funds target
without exposure to undue risk.              including company financial statements,       rate eight times--each time by 25 basis
                                             rating agencies, news services, Wall          points (0.25%)--bringing the rate to
                                             Street fixed income and equity analysts,      5.25%. Many

                                                                                                                        (continued)

===================================================================================================================================

    PORTFOLIO COMPOSITION                           TOP FIVE INDUSTRIES*                               TOP 10 ISSUERS*

By credit rating quality                     1. Broadcasting & Cable TV          6.8%       1. General Motors Acceptance Corp. 3.4%

AAA                                  1.2%    2. Wireless                                    2. Ford Motor Credit Co.           1.5
                                                Telecommunication Services       5.9
BBB                                  0.5                                                    3. OM Group, Inc.                  1.5
                                             3. Consumer Finance                 5.6
BB                                  23.4                                                    4. Novelis Inc. (Canada)           1.5
                                             4. Independent Power Producers
B                                   60.0        & Energy Traders                 4.5        5. AES Corp. (The)                 1.2

CCC                                  9.7     5. Paper Products                   4.4        6. Grupo Transportacion Ferroviara
                                                                                               Mexicana, S.A. de C.V.
NR                                   1.2     Total Net Assets         $849.0 million           (Mexico)                        1.2

Equity                               2.9     Total Number of Holdings*           222        7. Warner Music Group              1.2

Cash                                 1.1                                                    8. Midwest Generation, LLC         1.1

SOURCE: CREDIT QUALITY RATING; MOODY'S                                                      9. Paramount Resources Ltd.
AND STANDARD & POOR'S                                                                          (Canada)                        1.1

                                                                                           10. Rainbow National Services LLC   1.0

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

===================================================================================================================================

AIM High Yield Fund

economists believed an upward adjustment        OM GROUP, a metal-based specialty          B-rated segment of the market and
was needed to create a balanced              materials firm based in Cleveland, Ohio,      continued to maintain a highly
environment for growth and inflation. As     was another positive contributor to the       diversified approach across industries
the economy expanded at a robust rate,       Fund's performance. The company               and issuers.
the U.S. high yield market continued to      benefited from improved commodity prices
perform well due to solid corporate          and improved overall operational                 We appreciate your continued
profitability, low defaults, and             efficiency.                                   participation in AIM High Yield Fund.
favorable supply/demand dynamics.
                                                As mentioned earlier, over the             THE VIEWS AND OPINIONS EXPRESSED IN
   On a quality basis, CCC-rated bonds       reporting period, we maintained our           MANAGEMENT'S DISCUSSION OF FUND
continued to outperform higher quality       focus on the B-rated segment of the high      PERFORMANCE ARE THOSE OF A I M ADVISORS,
debt instruments during the reporting        yield market; that is the middle-quality      INC. THESE VIEWS AND OPINIONS ARE
period, but this lower quality segment       tier and the broadest part of the             SUBJECT TO CHANGE AT ANY TIME BASED ON
remains relatively expensive.                market. Although limiting the exposure        FACTORS SUCH AS MARKET AND ECONOMIC
Fundamentals remain solid across most        to the lowest quality tier (rated CCC         CONDITIONS. THESE VIEWS AND OPINIONS MAY
industries and as of July 31, 2006, the      and below) hindered the Fund's                NOT BE RELIED UPON AS INVESTMENT ADVICE
trailing 12-month high yield bond            performance relative to its                   OR RECOMMENDATIONS, OR AS AN OFFER FOR A
default rate stood at a historical low       style-specific index for the reporting        PARTICULAR SECURITY. THE INFORMATION IS
of 1.7%, according to Moody's Investors      period, in our view, the additional           NOT A COMPLETE ANALYSIS OF EVERY ASPECT
Service. For nearly two years, Moody's       yield offered by most lower quality           OF ANY MARKET, COUNTRY, INDUSTRY,
issuer-based speculative-grade default       credits did not justify the extra risk        SECURITY OR THE FUND. STATEMENTS OF FACT
rate has varied by no more than 30 basis     assumed.                                      ARE FROM SOURCES CONSIDERED RELIABLE,
points (0.30%) from month to month.                                                        BUT A I M ADVISORS, INC. MAKES NO
                                                In addition, we were less focused on       REPRESENTATION OR WARRANTY AS TO THEIR
   Among the larger industry categories      the BB-rated category, which is the           COMPLETENESS OR ACCURACY. ALTHOUGH
in the high yield market, media/cable,       highest quality segment of the high           HISTORICAL PERFORMANCE IS NO GUARANTEE
airlines, and automotive were the best       yield market. The lower yield and             OF FUTURE RESULTS, THESE INSIGHTS MAY
performing industry segments so far in       structure of these bonds makes them more      HELP YOU UNDERSTAND OUR INVESTMENT
2006, while healthcare and home              susceptible to price declines as              MANAGEMENT PHILOSOPHY.
construction underperformed. The auto        Treasury yields rise. While the
sector continued to remain volatile as       portfolio remained well-diversified                See important Fund and index
it was driven by the two largest issuers     across industries and issues, some of         disclosures on the inside front cover.
in the high yield market, General Motors     the Fund's holdings detracted from
(GM/GMAC) and Ford. The home                 performance. HOSPITAL CORPORATION OF                           PETER EHRET
construction sector struggled under the      AMERICA (HCA), a health care services                          Chartered Financial
effects of higher mortgage rates and a       provider, had a negative impact on the            [EHRET       Analyst, senior
slowing housing market.                      Fund's performance, as bonds declined on          PHOTO]       portfolio manager,
                                             the prospect of increased debt due to a                        co-lead manager of AIM
   The Fund's three largest industry         leveraged buyout of the company. We sold                       High Yield Fund. Mr.
allocations were broadcasting and cable      HCA.                                                           Ehret joined AIM in
television, wireless telecommunication                                                     2001. He graduated cum laude with a B.S.
services and consumer finance, which            iPCS INC., a wireless voice and data       in economics from the University of
includes the automotive related              provider company, was another detractor       Minnesota. He also earned an M.S. in
companies GMAC and FORD MOTOR CREDIT.        from the Fund's performance. iPCS, which      real estate appraisal and investment
Broadcasting and cable television and        uses the Sprint brand in its operating        analysis from the University of
wireless telecommunication services were     territories, had taken Sprint to court        Wisconsin-Madison.
strong performers during the period. The     in a dispute, which following the
auto industry continued to be buoyed by      reporting period resulted in a favorable                       CAROLYN GIBBS
steady progress in GM's cost-cutting and     ruling for iPCS.                                               Chartered Financial
restructuring efforts.                                                                          [GIBBS      Analyst, senior
                                                Finally, MAGNACHIP SEMICONDUCTOR                PHOTO]      portfolio manager,
   We increased our exposure to General      detracted from performance as a result                         co-lead manager of AIM
Motors and GMAC in the latter part of        of new product launch delays, pricing                          High Yield Fund. Ms.
the reporting period, but maintained an      pressure, and the resulting lower                              Gibbs has been in the
underweight position relative to the         profitability.                                investment business since 1983 and
Fund's style-specific benchmark. Despite                                                   joined AIM in 1992. She graduated magna
this relative underweight position, GMAC     IN CLOSING                                    cum laude from Texas Christian
was the Fund's largest holding and was                                                     University, where she earned a B.A. in
one of the positive contributors to its      During the reporting period, we were          English. She also earned an M.B.A. in
performance for the fiscal year.             encouraged by the resilience of the high      finance from The Wharton School at the
                                             yield market in the midst of volatile         University of Pennsylvania.
   NAVISTAR INTERNATIONAL, a                 Treasury and equity markets.
manufacturer and marketer of medium and      Additionally, we maintained our optimism                       DARREN HUGHES
heavy trucks, engines, and parts, also       regarding the health of the market, but                        Chartered Financial
contributed positively to the Fund's         became concerned that some high yield              [HUGHES     Analyst, portfolio
performance. Our analysis correctly          bonds may not be adequately compensating           PHOTO]      manager, manager of AIM
identified a special situation wherein       for both interest rate risk and credit                         High Yield Fund. He
we believed the company would have to        risk at current levels, especially in                          joined AIM in 1992. Mr.
prepay debt at a price substantially         the lower-rated segment of the market.                         Hughes earned a B.B.A.
above existing trading levels. We            In response, we focused on the broad          in finance and economics from Baylor
subsequently sold the holding.                                                             University.

                                                                                           Assisted by Taxable High Yield Team

                                                                                           FOR A PRESENTATION OF YOUR FUND'S
                                                                                           LONG-TERM PERFORMANCE, PLEASE SEE PAGES
                                                                                           7 AND 8.

AIM High Yield Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      the expenses that you paid over the              THE HYPOTHETICAL ACCOUNT VALUES AND
                                             period. Simply divide your account value      EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      by $1,000 (for example, an $8,600             ACTUAL ENDING ACCOUNT BALANCE OR
two types of costs: (1) transaction          account value divided by $1,000 = 8.6),       EXPENSES YOU PAID FOR THE PERIOD. YOU
costs, which may include sales charges       then multiply the result by the number        MAY USE THIS INFORMATION TO COMPARE THE
(loads) on purchase payments; contingent     in the table under the heading entitled       ONGOING COSTS OF INVESTING IN THE FUND
deferred sales charges on redemptions;       "Actual Expenses Paid During Period" to       AND OTHER FUNDS. TO DO SO, COMPARE THIS
and redemption fees, if any; and (2)         estimate the expenses you paid on your        5% HYPOTHETICAL EXAMPLE WITH THE 5%
ongoing costs, including management          account during this period.                   HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
fees; distribution and/or service fees                                                     SHAREHOLDER REPORTS OF THE OTHER FUNDS.
(12B-1); and other Fund expenses. This       HYPOTHETICAL EXAMPLE FOR
example is intended to help you              COMPARISON PURPOSES                              Please note that the expenses shown
understand your ongoing costs (in                                                          in the table are meant to highlight your
dollars) of investing in the Fund and to     The table below also provides                 ongoing costs only and do not reflect
compare these costs with ongoing costs       information about hypothetical account        any transactional costs, such as sales
of investing in other mutual funds. The      values and hypothetical expenses based        charges (loads) on purchase payments,
example is based on an investment of         on the Fund's actual expense ratio and        contingent deferred sales charges on
$1,000 invested at the beginning of the      an assumed rate of return of 5% per year      redemptions, and redemption fees, if
period and held for the entire period        before expenses, which is not the Fund's      any. Therefore, the hypothetical
February 1, 2006, through July 31, 2006.     actual return. The Fund's actual              information is useful in comparing
                                             cumulative total returns at net asset         ongoing costs only, and will not help
ACTUAL EXPENSES                              value after expenses for the six months       you determine the relative total costs
                                             ended July 31, 2006, appear in the table      of owning different funds. In addition,
The table below provides information         "Cumulative Total Returns" on page 8.         if these transactional costs were
about actual account values and actual                                                     included, your costs would have been
expenses. You may use the information in                                                   higher.
this table, together with the amount you
invested, to estimate

===================================================================================================================================

                                                  ACTUAL                                  HYPOTHETICAL
                                                                               (5% ANNUAL RETURN BEFORE EXPENSES)

SHARE            BEGINNING              ENDING              EXPENSES              ENDING               EXPENSES          ANNUALIZED
CLASS          ACCOUNT VALUE         ACCOUNT VALUE         PAID DURING         ACCOUNT VALUE          PAID DURING          EXPENSE
                  (2/1/06)            (7/31/06)(1)          PERIOD(2)            (7/31/06)             PERIOD(2)            RATIO
  A              $1,000.00             $1,018.30              $5.86               $1,018.99              $5.86               1.17%
  B               1,000.00              1,014.60               9.59                1,015.27               9.59               1.92
  C               1,000.00              1,012.30               9.58                1,015.27               9.59               1.92
Investor          1,000.00              1,018.40               5.66                1,019.19               5.66               1.13

(1) The actual ending account value is based on the actual total return of the Fund for the period February 1, 2006, through July
    31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended July 31, 2006, appear in the table "Cumulative Total Returns" on page 8.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

===================================================================================================================================


AIM High Yield Fund

YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT

Fund and index data from 7/31/96


                                [MOUNTAIN CHART]

DATE      AIM HIGH YIELD FUND-     LEHMAN BROTHERS U.S.     LEHMAN BROTHERS     LIPPER HIGH CURRENT YIELD
             CLASS A SHARES        AGGREGATE BOND INDEX     HIGH YIELD INDEX         BOND FUNDS INDEX
 7/96            $ 9525                   $10000                 $10000                   $10000
 8/96              9692                     9983                  10108                    10161
 9/96              9961                    10157                  10352                    10426
10/96             10037                    10382                  10431                    10476
11/96             10238                    10560                  10639                    10657
12/96             10429                    10462                  10713                    10788
 1/97             10560                    10494                  10811                    10895
 2/97             10724                    10520                  10992                    11078
 3/97             10450                    10403                  10833                    10838
 4/97             10465                    10559                  10939                    10930
 5/97             10742                    10659                  11181                    11219
 6/97             10910                    10785                  11336                    11412
 7/97             11180                    11076                  11648                    11716
 8/97             11240                    10982                  11621                    11743
 9/97             11536                    11144                  11852                    12027
10/97             11529                    11305                  11862                    11980
11/97             11624                    11358                  11976                    12067
12/97             11735                    11472                  12081                    12209
 1/98             11947                    11619                  12298                    12446
 2/98             12033                    11610                  12370                    12564
 3/98             12179                    11650                  12486                    12746
 4/98             12207                    11711                  12535                    12785
 5/98             12200                    11822                  12579                    12771
 6/98             12132                    11922                  12624                    12794
 7/98             12174                    11948                  12696                    12881
 8/98             11328                    12142                  11995                    11899
 9/98             11039                    12427                  12050                    11828
10/98             10686                    12361                  11803                    11560
11/98             11202                    12431                  12293                    12238
12/98             11137                    12468                  12306                    12200
 1/99             11269                    12557                  12489                    12421
 2/99             11249                    12338                  12415                    12371
 3/99             11409                    12407                  12534                    12589
 4/99             11648                    12446                  12777                    12915
 5/99             11443                    12337                  12604                    12670
 6/99             11383                    12298                  12577                    12671
 7/99             11428                    12245                  12627                    12675
 8/99             11258                    12239                  12488                    12547
 9/99             11114                    12381                  12398                    12449
10/99             10996                    12427                  12315                    12413
11/99             11209                    12426                  12459                    12632
12/99             11368                    12366                  12600                    12784
 1/00             11317                    12325                  12546                    12721
 2/00             11479                    12475                  12570                    12811
 3/00             11024                    12639                  12306                    12589
 4/00             10754                    12603                  12326                    12534
 5/00             10482                    12597                  12199                    12311
 6/00             10622                    12859                  12448                    12539
 7/00             10571                    12976                  12543                    12562
 8/00             10429                    13164                  12629                    12627
 9/00             10057                    13247                  12518                    12442
10/00              9312                    13334                  12117                    12016
11/00              8621                    13552                  11637                    11345
12/00              8662                    13804                  11862                    11542
 1/01              9354                    14029                  12751                    12308
 2/01              9361                    14152                  12921                    12347
 3/01              8873                    14223                  12616                    11937
 4/01              8719                    14164                  12459                    11781
 5/01              8776                    14249                  12684                    11908
 6/01              8459                    14303                  12328                    11558
 7/01              8459                    14623                  12509                    11625
 8/01              8546                    14790                  12657                    11677
 9/01              7938                    14962                  11806                    10852
10/01              8113                    15276                  12098                    11101
11/01              8431                    15065                  12540                    11453
12/01              8351                    14969                  12488                    11422
 1/02              8361                    15090                  12575                    11450
 2/02              8037                    15237                  12400                    11247
 3/02              8203                    14983                  12698                    11470
 4/02              8222                    15274                  12901                    11590
 5/02              8091                    15404                  12830                    11474
 6/02              7475                    15537                  11884                    10828
 7/02              7180                    15724                  11365                    10473
 8/02              7211                    15990                  11689                    10653
 9/02              7086                    16249                  11535                    10505
10/02              6975                    16175                  11435                    10438
11/02              7380                    16170                  12143                    11040
12/02              7485                    16504                  12313                    11147
 1/03              7693                    16518                  12723                    11394
 2/03              7794                    16747                  12880                    11547
 3/03              7998                    16734                  13250                    11835
 4/03              8450                    16872                  14036                    12416
 5/03              8567                    17187                  14181                    12563
 6/03              8811                    17153                  14589                    12902
 7/03              8764                    16576                  14429                    12803
 8/03              8867                    16686                  14594                    12974
 9/03              9082                    17128                  14993                    13289
10/03              9312                    16968                  15296                    13588
11/03              9486                    17009                  15528                    13745
12/03              9746                    17182                  15880                    14085
 1/04              9989                    17320                  16183                    14311
 2/04              9942                    17507                  16142                    14283
 3/04              9936                    17638                  16252                    14338
 4/04              9953                    17180                  16141                    14305
 5/04              9743                    17111                  15868                    14084
 6/04              9897                    17207                  16095                    14281
 7/04              9960                    17378                  16314                    14395
 8/04             10140                    17710                  16634                    14630
 9/04             10294                    17758                  16876                    14833
10/04             10471                    17906                  17181                    15097
11/04             10643                    17764                  17388                    15311
12/04             10810                    17927                  17647                    15542
 1/05             10786                    18040                  17624                    15504
 2/05             10979                    17933                  17883                    15741
 3/05             10676                    17841                  17363                    15323
 4/05             10548                    18083                  17194                    15144
 5/05             10734                    18278                  17499                    15387
 6/05             10922                    18378                  17843                    15635
 7/05             11111                    18211                  18155                    15877
 8/05             11149                    18444                  18189                    15953
 9/05             11037                    18254                  18008                    15849
10/05             10876                    18110                  17882                    15719
11/05             10963                    18190                  17975                    15862
12/05             11076                    18363                  18130                    16008
 1/06             11215                    18364                  18419                    16215
 2/06             11329                    18425                  18542                    16351
 3/06             11366                    18244                  18653                    16417
 4/06             11431                    18211                  18768                    16512
 5/06             11392                    18191                  18765                    16476
 6/06             11327                    18230                  18700                    16384
 7/06             11416                    18476                  18883                    16509

                                                                             SOURCE: LIPPER, INC.

Past performance cannot guarantee
comparable future results.

   The data shown in the chart include          This chart, which is a logarithmic
reinvested distributions, applicable         chart, presents the fluctuations in the
sales charges, Fund expenses and             value of the Fund and its indexes. We
management fees. Index results include       believe that a logarithmic chart is more
reinvested dividends, but they do not        effective than other types of charts in
reflect sales charges. Performance of an     illustrating changes in value during the
index of funds reflects fund expenses        early years shown in the chart. The
and management fees; performance of a        vertical axis, the one that indicates
market index does not. Performance shown     the dollar value of an investment, is
in the chart and table(s) does not           constructed with each segment
reflect deduction of taxes a shareholder     representing a percent change in the
would pay on Fund distributions or sale      value of the investment. In this chart,
of Fund shares. Performance of the           each segment represents a doubling, or
indexes does not reflect the effects of      100% change, in the value of the
taxes.                                       investment. In other words, the space
                                             between $5,000 and $10,000 is the same
                                             size as the space between $10,000 and
                                             $20,000.

AIM High Yield Fund

===================================================================================================================================
      AVERAGE ANNUAL TOTAL RETURNS           AVERAGE ANNUAL TOTAL RETURNS                         CUMULATIVE TOTAL RETURNS

As of 7/31/06, including applicable                                                        6 months ended 7/31/06, excluding
sales charges                                As of 6/30/06, the most recent calendar       applicable sales charges
                                             quarter-end, including applicable sales
CLASS A SHARES                               charges                                       Class A Shares                      1.83%

Inception (7/11/78)             7.76%        CLASS A SHARES                                Class B Shares                      1.46
10 Years                        1.33         Inception (7/11/78)               7.76%
 5 Years                        5.13         10 Years                          1.28        Class C Shares                      1.23
 1 Year                        -2.00          5 Years                          4.97
                                              1 Year                          -1.17        Investor Class Shares               1.84
CLASS B SHARES
Inception (9/1/93)              2.77%        CLASS B SHARES                                ========================================
                                             Inception (9/1/93)                2.73%
10 Years                        1.24         10 Years                          1.16
 5 Years                        5.10          5 Years                          4.93
 1 Year                        -2.99          1 Year                          -1.90

CLASS C SHARES                               CLASS C SHARES
Inception (8/4/97)             -0.55%        Inception (8/4/97)               -0.64%
 5 Years                        5.36          5 Years                          5.18
 1 Year                         0.84          1 Year                           1.75

INVESTOR CLASS SHARES                        INVESTOR CLASS SHARES
10 Years                        1.83%        10 Years                          1.77%
 5 Years                        6.19          5 Years                          6.01
 1 Year                         2.58          1 Year                           3.74
===================================================================================

INVESTOR CLASS SHARES' INCEPTION DATE IS     VISIT AIMINVESTMENTS.COM FOR THE MOST         BEGINNING AT THE TIME OF PURCHASE TO 0%
SEPTEMBER 30, 2003. RETURNS SINCE THAT       RECENT MONTH-END PERFORMANCE.                 AT THE BEGINNING OF THE SEVENTH YEAR.
DATE ARE HISTORICAL RETURNS. ALL OTHER       PERFORMANCE FIGURES REFLECT REINVESTED        THE CDSC ON CLASS C SHARES IS 1% FOR THE
RETURNS ARE BLENDED RETURNS OF               DISTRIBUTIONS, CHANGES IN NET ASSET           FIRST YEAR AFTER PURCHASE. INVESTOR
HISTORICAL INVESTOR CLASS SHARE              VALUE AND THE EFFECT OF THE MAXIMUM           CLASS SHARES DO NOT HAVE A FRONT-END
PERFORMANCE AND RESTATED CLASS A SHARE       SALES CHARGE UNLESS OTHERWISE STATED.         SALES CHARGE OR A CDSC; THEREFORE,
PERFORMANCE (FOR PERIODS PRIOR TO THE        INVESTMENT RETURN AND PRINCIPAL VALUE         PERFORMANCE IS AT NET ASSET VALUE.
INCEPTION DATE OF INVESTOR CLASS SHARES)     WILL FLUCTUATE SO THAT YOU MAY HAVE A
AT NET ASSET VALUE AND REFLECT THE RULE      GAIN OR LOSS WHEN YOU SELL SHARES.               THE PERFORMANCE OF THE FUND'S SHARE
12B-1 FEES APPLICABLE TO CLASS A SHARES.                                                   CLASSES WILL DIFFER PRIMARILY DUE TO
CLASS A SHARES' INCEPTION DATE IS JULY          CLASS A SHARE PERFORMANCE REFLECTS         DIFFERENT SALES CHARGE STRUCTURES AND
11, 1978.                                    THE MAXIMUM 4.75% SALES CHARGE, AND           CLASS EXPENSES.
                                             CLASS B AND CLASS C SHARE PERFORMANCE
   THE PERFORMANCE DATA QUOTED REPRESENT     REFLECTS THE APPLICABLE CONTINGENT               A REDEMPTION FEE OF 2% WILL BE
PAST PERFORMANCE AND CANNOT GUARANTEE        DEFERRED SALES CHARGE (CDSC) FOR THE          IMPOSED ON CERTAIN REDEMPTIONS OR
COMPARABLE FUTURE RESULTS; CURRENT           PERIOD INVOLVED. THE CDSC ON CLASS B          EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
PERFORMANCE MAY BE LOWER OR HIGHER.          SHARES DECLINES FROM 5%                       OF PURCHASE. EXCEPTIONS TO THE
PLEASE                                                                                     REDEMPTION FEE ARE LISTED IN THE FUND'S
                                                                                           PROSPECTUS.

AIM High Yield Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Investment      o The nature and extent of the advisory       portfolio management team at this time.
Securities Funds (the "Board") oversees      services to be provided by AIM. The           Although the independent written
the management of AIM High Yield Fund        Board reviewed the services to be             evaluation of the Fund's Senior Officer
(the "Fund") and, as required by law,        provided by AIM under the Advisory            (discussed below) only considered Fund
determines annually whether to approve       Agreement. Based on such review, the          performance through the most recent
the continuance of the Fund's advisory       Board concluded that the range of             calendar year, the Board also reviewed
agreement with A I M Advisors, Inc.          services to be provided by AIM under the      more recent Fund performance, which did
("AIM"). Based upon the recommendation       Advisory Agreement was appropriate and        not change their conclusions.
of the Investments Committee of the          that AIM currently is providing services
Board, at a meeting held on June 27,         in accordance with the terms of the           o Meetings with the Fund's portfolio
2006, the Board, including all of the        Advisory Agreement.                           managers and investment personnel. With
independent trustees, approved the                                                         respect to the Fund, the Board is
continuance of the advisory agreement        o The quality of services to be provided      meeting periodically with such Fund's
(the "Advisory Agreement") between the       by AIM. The Board reviewed the                portfolio managers and/or other
Fund and AIM for another year, effective     credentials and experience of the             investment personnel and believes that
July 1, 2006.                                officers and employees of AIM who will        such individuals are competent and able
                                             provide investment advisory services to       to continue to carry out their
   The Board considered the factors          the Fund. In reviewing the                    responsibilities under the Advisory
discussed below in evaluating the            qualifications of AIM to provide              Agreement.
fairness and reasonableness of the           investment advisory services, the Board
Advisory Agreement at the meeting on         considered such issues as AIM's               o Overall performance of AIM. The Board
June 27, 2006 and as part of the Board's     portfolio and product review process,         considered the overall performance of
ongoing oversight of the Fund. In their      various back office support functions         AIM in providing investment advisory and
deliberations, the Board and the             provided by AIM and AIM's equity and          portfolio administrative services to the
independent trustees did not identify        fixed income trading operations. Based        Fund and concluded that such performance
any particular factor that was               on the review of these and other              was satisfactory.
controlling, and each trustee attributed     factors, the Board concluded that the
different weights to the various             quality of services to be provided by         o Fees relative to those of clients of
factors.                                     AIM was appropriate and that AIM              AIM with comparable investment
                                             currently is providing satisfactory           strategies. The Board reviewed the
   One responsibility of the independent     services in accordance with the terms of      effective advisory fee rate (before
Senior Officer of the Fund is to manage      the Advisory Agreement.                       waivers) for the Fund under the Advisory
the process by which the Fund's proposed                                                   Agreement. The Board noted that this
management fees are negotiated to ensure     o The performance of the Fund relative        rate was (i) below the effective
that they are negotiated in a manner         to comparable funds. The Board reviewed       advisory fee rate (before waivers) for a
which is at arms' length and reasonable.     the performance of the Fund during the        variable insurance fund advised by AIM
To that end, the Senior Officer must         past one, three and five calendar years       and offered to insurance company
either supervise a competitive bidding       against the performance of funds advised      separate accounts with investment
process or prepare an independent            by other advisors with investment             strategies comparable to those of the
written evaluation. The Senior Officer       strategies comparable to those of the         Fund; and (ii) above the effective
has recommended an independent written       Fund. The Board noted that the Fund's         subadvisory fee rate for an offshore
evaluation in lieu of a competitive          performance was below the median              fund advised and subadvised by AIM
bidding process and, upon the direction      performance of such comparable funds for      affiliates with investment strategies
of the Board, has prepared such an           the one and five year periods and above       comparable to those of the Fund,
independent written evaluation. Such         such median performance for the three         although the total advisory fees for
written evaluation also considered           year period. Based on this review and         such offshore fund were above those for
certain of the factors discussed below.      after taking account of all of the other      the Fund. Based on this review, the
In addition, as discussed below, the         factors that the Board considered in          Board concluded that the advisory fee
Senior Officer made a recommendation to      determining whether to continue the           rate for the Fund under the Advisory
the Board in connection with such            Advisory Agreement for the Fund, the          Agreement was fair and reasonable.
written evaluation.                          Board concluded that no changes should
                                             be made to the Fund and that it was not       o Fees relative to those of comparable
   The discussion below serves as a          necessary to change the Fund's portfolio      funds with other advisors. The Board
summary of the Senior Officer's              management team at this time. Although        reviewed the advisory fee rate for the
independent written evaluation and           the independent written evaluation of         Fund under the Advisory Agreement. The
recommendation to the Board in               the Fund's Senior Officer (discussed          Board compared effective contractual
connection therewith, as well as a           below) only considered Fund performance       advisory fee rates at a common asset
discussion of the material factors and       through the most recent calendar year,        level at the end of the past calendar
the conclusions with respect thereto         the Board also reviewed more recent Fund      year and noted that the Fund's rate was
that formed the basis for the Board's        performance, which did not change their       below the median rate of the funds
approval of the Advisory Agreement.          conclusions.                                  advised by other advisors with
After consideration of all of the                                                          investment strategies comparable to
factors below and based on its informed      o The performance of the Fund relative        those of the Fund that the Board
business judgment, the Board determined      to indices. The Board reviewed the            reviewed. Based on this review, the
that the Advisory Agreement is in the        performance of the Fund during the past       Board concluded that the advisory fee
best interests of the Fund and its           one, three and five calendar years            rate for the Fund under the Advisory
shareholders and that the compensation       against the performance of the Lipper         Agreement was fair and reasonable.
to AIM under the Advisory Agreement is       High Yield Bond Fund Index. The Board
fair and reasonable and would have been      noted that the Fund's performance was         o Expense limitations and fee waivers.
obtained through arm's length                below the performance of such Index for       The Board noted that there were no fee
negotiations.                                the one and five year periods and             waivers or expense limitations currently
                                             comparable to such Index for the three        in effect for the Fund. The Board
   Unless otherwise stated, information      year period. Based on this review and         concluded that no such waivers or
presented below is as of June 27, 2006       after taking account of all of the other      limitations were necessary at this time
and does not reflect any changes that        factors that the Board considered in          because the Fund's overall expense ratio
may have occurred since June 27, 2006,       determining whether to continue the           was comparable to the median expense
including but not limited to changes to      Advisory Agreement for the Fund, the          ratio of the funds advised by other
the Fund's performance, advisory fees,       Board concluded that no changes should        advisors with investment strategies
expense limitations and/or fee waivers.      be made to the Fund and that it was not       comparable to those of the Fund that the
                                             necessary to change the Fund's                Board reviewed.


                                                                                                                        (continued)

AIM High Yield Fund

o Breakpoints and economies of scale.        o Profitability of AIM and its                o Other factors and current trends. The
The Board reviewed the structure of the      affiliates. The Board reviewed                Board considered the steps that AIM and
Fund's advisory fee under the Advisory       information concerning the profitability      its affiliates have taken over the last
Agreement, noting that it includes three     of AIM's (and its affiliates')                several years, and continue to take, in
breakpoints. The Board reviewed the          investment advisory and other activities      order to improve the quality and
level of the Fund's advisory fees, and       and its financial condition. The Board        efficiency of the services they provide
noted that such fees, as a percentage of     considered the overall profitability of       to the Funds in the areas of investment
the Fund's net assets, have decreased as     AIM, as well as the profitability of AIM      performance, product line
net assets increased because the             in connection with managing the Fund.         diversification, distribution, fund
Advisory Agreement includes breakpoints.     The Board noted that AIM's operations         operations, shareholder services and
The Board noted that, due to the Fund's      remain profitable, although increased         compliance. The Board concluded that
asset levels at the end of the past          expenses in recent years have reduced         these steps taken by AIM have improved,
calendar year and the way in which the       AIM's profitability. Based on the review      and are likely to continue to improve,
advisory fee breakpoints have been           of the profitability of AIM's and its         the quality and efficiency of the
structured, the Fund has yet to fully        affiliates' investment advisory and           services AIM and its affiliates provide
benefit from the breakpoints. The Board      other activities and its financial            to the Fund in each of these areas, and
concluded that the Fund's fee levels         condition, the Board concluded that the       support the Board's approval of the
under the Advisory Agreement therefore       compensation to be paid by the Fund to        continuance of the Advisory Agreement
reflect economies of scale and that it       AIM under its Advisory Agreement was not      for the Fund.
was not necessary to change the advisory     excessive.
fee breakpoints in the Fund's advisory
fee schedule.                                o Benefits of soft dollars to AIM. The
                                             Board considered the benefits realized
o Investments in affiliated money market     by AIM as a result of brokerage
funds. The Board also took into account      transactions executed through "soft
the fact that uninvested cash and cash       dollar" arrangements. Under these
collateral from securities lending           arrangements, brokerage commissions paid
arrangements, if any (collectively,          by the Fund and/or other funds advised
"cash balances") of the Fund may be          by AIM are used to pay for research and
invested in money market funds advised       execution services. This research may be
by AIM pursuant to the terms of an SEC       used by AIM in making investment
exemptive order. The Board found that        decisions for the Fund. The Board
the Fund may realize certain benefits        concluded that such arrangements were
upon investing cash balances in AIM          appropriate.
advised money market funds, including a
higher net return, increased liquidity,      o AIM's financial soundness in light of
increased diversification or decreased       the Fund's needs. The Board considered
transaction costs. The Board also found      whether AIM is financially sound and has
that the Fund will not receive reduced       the resources necessary to perform its
services if it invests its cash balances     obligations under the Advisory
in such money market funds. The Board        Agreement, and concluded that AIM has
noted that, to the extent the Fund           the financial resources necessary to
invests uninvested cash in affiliated        fulfill its obligations under the
money market funds, AIM has voluntarily      Advisory Agreement.
agreed to waive a portion of the
advisory fees it receives from the Fund      o Historical relationship between the
attributable to such investment. The         Fund and AIM. In determining whether to
Board further determined that the            continue the Advisory Agreement for the
proposed securities lending program and      Fund, the Board also considered the
related procedures with respect to the       prior relationship between AIM and the
lending Fund is in the best interests of     Fund, as well as the Board's knowledge
the lending Fund and its respective          of AIM's operations, and concluded that
shareholders. The Board therefore            it was beneficial to maintain the
concluded that the investment of cash        current relationship, in part, because
collateral received in connection with       of such knowledge. The Board also
the securities lending program in the        reviewed the general nature of the
money market funds according to the          non-investment advisory services
procedures is in the best interests of       currently performed by AIM and its
the lending Fund and its respective          affiliates, such as administrative,
shareholders.                                transfer agency and distribution
                                             services, and the fees received by AIM
o Independent written evaluation and         and its affiliates for performing such
recommendations of the Fund's Senior         services. In addition to reviewing such
Officer. The Board noted that, upon          services, the trustees also considered
their direction, the Senior Officer of       the organizational structure employed by
the Fund, who is independent of AIM and      AIM and its affiliates to provide those
AIM's affiliates, had prepared an            services. Based on the review of these
independent written evaluation in order      and other factors, the Board concluded
to assist the Board in determining the       that AIM and its affiliates were
reasonableness of the proposed               qualified to continue to provide
management fees of the AIM Funds,            non-investment advisory services to the
including the Fund. The Board noted that     Fund, including administrative, transfer
the Senior Officer's written evaluation      agency and distribution services, and
had been relied upon by the Board in         that AIM and its affiliates currently
this regard in lieu of a competitive         are providing satisfactory
bidding process. In determining whether      non-investment advisory services.
to continue the Advisory Agreement for
the Fund, the Board considered the
Senior Officer's written evaluation.

Supplement to Annual Report dated 7/31/06

AIM High Yield Fund

Institutional Class Shares                  =========================================         INSTITUTIONAL CLASS SHARES HAVE NO
                                            Average Annual Total Returns                  SALES CHARGE; THEREFORE, PERFORMANCE IS
The following information has been          For periods ended 7/31/06                     AT NAV. PERFORMANCE OF INSTITUTIONAL
prepared to provide Institutional Class                                                   CLASS SHARES WILL DIFFER FROM
shareholders with a performance overview    10 Years                    1.91%             PERFORMANCE OF OTHER SHARE CLASSES
specific to their holdings.                 5 Years                     6.34              PRIMARILY DUE TO DIFFERING SALES CHARGES
Institutional Class shares are offered      1 Year                      3.06              AND CLASS EXPENSES.
exclusively to institutional investors,     6 Months*                   1.86
including defined contribution plans                                                          PLEASE NOTE THAT PAST PERFORMANCE IS
that meet certain criteria.                 =========================================     NOT INDICATIVE OF FUTURE RESULTS. MORE
                                            Average Annual Total Returns                  RECENT RETURNS MAY BE MORE OR LESS THAN
                                            For periods ended 6/30/06, most               THOSE SHOWN. ALL RETURNS ASSUME
                                            recent calendar quarter-end                   REINVESTMENT OF DISTRIBUTIONS AT NAV.
                                                                                          INVESTMENT RETURN AND PRINCIPAL VALUE
                                            10 Years                    1.87%             WILL FLUCTUATE SO YOUR SHARES, WHEN
                                            5 Years                     6.21              REDEEMED, MAY BE WORTH MORE OR LESS THAN
                                            1 Year                      4.23              THEIR ORIGINAL COST. SEE FULL REPORT FOR
                                            6 Months*                   2.53              INFORMATION ON COMPARATIVE BENCHMARKS.
                                                                                          PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                            *    Cumulative total return that has         MORE INFORMATION. FOR THE MOST CURRENT
                                                 not been annualized                      MONTH-END PERFORMANCE, PLEASE CALL
                                            =========================================     800-451-4246 OR VISIT
                                                                                          AIMINVESTMENTS.COM.
                                            INSTITUTIONAL CLASS SHARES' INCEPTION
                                            DATE IS APRIL 30, 2004. RETURNS SINCE             A REDEMPTION FEE OF 2% WILL BE
                                            THAT DATE ARE HISTORICAL RETURNS. ALL         IMPOSED ON CERTAIN REDEMPTIONS OR
                                            OTHER RETURNS ARE BLENDED RETURNS OF          EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
                                            HISTORICAL INSTITUTIONAL CLASS SHARE          OF PURCHASE. EXCEPTIONS TO THE
                                            PERFORMANCE AND RESTATED CLASS A SHARE        REDEMPTION FEE ARE LISTED IN THE FUND'S
                                            PERFORMANCE (FOR PERIODS PRIOR TO THE         PROSPECTUS.
                                            INCEPTION DATE OF INSTITUTIONAL CLASS
                                            SHARES) AT NET ASSET VALUE (NAV) AND
                                            REFLECT THE HIGHER RULE 12B-1 FEES
                                            APPLICABLE TO CLASS A SHARES. CLASS A
                                            SHARES' INCEPTION DATE IS JULY 11, 1978.


=========================================
NASDAQ Symbol                       AHIYX
=========================================


Over for information on your Fund's expenses.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                  [YOUR GOALS.
                                 OUR SOLUTIONS.]         [AIM INVESTMENTS LOGO]
                            - REGISTERED TRADEMARK -    - REGISTERED TRADEMARK -

AIMINVESTMENTS.COM   HYI-INS-1   A I M Distributors, Inc.

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                     divide your account value by $1,000 (for          The hypothetical account values and
                                            example, an $8,600 account value divided      expenses may not be used to estimate the
As a shareholder of the Fund, you incur     by $1,000 = 8.6), then multiply the           actual ending account balance or
ongoing costs, including management fees    result by the number in the table under       expenses you paid for the period. You
and other Fund expenses. This example is    the heading entitled "Actual Expenses         may use this information to compare the
intended to help you understand your        Paid During Period" to estimate the           ongoing costs of investing in the Fund
ongoing costs (in dollars) of investing     expenses you paid on your account during      and other funds. To do so, compare this
in the Fund and to compare these costs      this period.                                  5% hypothetical example with the 5%
with ongoing costs of investing in other                                                  hypothetical examples that appear in the
mutual funds. The example is based on an    HYPOTHETICAL EXAMPLE FOR                      shareholder reports of the other funds.
investment of $1,000 invested at the        COMPARISON PURPOSES
beginning of the period and held for the                                                      Please note that the expenses shown
entire period February 1, 2006, through     The table below also provides                 in the table are meant to highlight your
July 31, 2006.                              information about hypothetical account        ongoing costs only. Therefore, the
                                            values and hypothetical expenses based        hypothetical information is useful in
ACTUAL EXPENSES                             on the Fund's actual expense ratio and        comparing ongoing costs only, and will
                                            an assumed rate of return of 5% per year      not help you determine the relative
The table below provides information        before expenses, which is not the Fund's      total costs of owning different funds.
about actual account values and actual      actual return. The Fund's actual
expenses. You may use the information in    cumulative total return after expenses
this table, together with the amount you    for the six months ended July 31, 2006,
invested, to estimate the expenses that     appears in the table on the front of
you paid over the period. Simply            this supplement.


                                                                         HYPOTHETICAL
                                           ACTUAL             (5% annual return before expenses)
                                ---------------------------   ----------------------------------
                  Beginning         Ending        Expenses            Ending        Expenses       Annualized
    Share       Account Value   Account Value   Paid During       Account Value   Paid During        Expense
    Class          (2/1/06)      (7/31/06)(1)    Period(2)          (7/31/06)      Period(2)          Ratio
    -----       -------------   -------------   -----------       -------------   -----------      ----------

Institutional     $1,000.00       $1,018.60        $3.25            $1,021.57        $3.26            0.65%

(1) The actual ending account value is based on the actual total return of the Fund for the period February 1, 2006, through July 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended July 31, 2006, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

AIMINVESTMENTS.COM   HYI-INS-1   A I M Distributors, Inc.

AIM HIGH YIELD FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2006


                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
BONDS & NOTES-92.24%

AEROSPACE & DEFENSE-2.47%

Argo-Tech Corp., Sr. Unsec. Gtd. Global
  Notes, 9.25%, 06/01/11(a)                    $ 3,675,000   $  3,812,812
-------------------------------------------------------------------------
Armor Holdings, Inc., Sr. Sub. Global Notes,
  8.25%, 08/15/13(a)                             1,970,000      2,058,650
-------------------------------------------------------------------------
DRS Technologies, Inc.,
  Sr. Gtd. Notes, 6.63%, 02/01/16(a)             2,815,000      2,723,513
-------------------------------------------------------------------------
  Sr. Unsec. Conv. Putable Notes,
  2.00%, 02/01/11 (Acquired 01/30/06; Cost
  $1,875,000)(a)(b)                              1,875,000      1,837,500
-------------------------------------------------------------------------
Hexcel Corp., Sr. Unsec. Sub. Global Notes,
  6.75%, 02/01/15(a)                             5,790,000      5,471,550
-------------------------------------------------------------------------
L-3 Communications Corp.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  6.13%, 01/15/14(a)                             1,320,000      1,267,200
-------------------------------------------------------------------------
  Series B, Sr. Unsec. Gtd. Sub. Global
  Notes,
  6.38%, 10/15/15(a)                             1,855,000      1,780,800
-------------------------------------------------------------------------
Orbital Sciences Corp.-Series B, Sr. Global
  Notes,
  9.00%, 07/15/11(a)                             1,880,000      1,990,450
=========================================================================
                                                               20,942,475
=========================================================================

AIRLINES-1.12%

Delta Air Lines Inc.-Series 2002-1, Class C,
  Rate Pass Through Ctfs., 7.78%, 01/02/12(a)    2,443,682      2,303,171
-------------------------------------------------------------------------
Evergreen International Aviation Inc., Sr.
  Sec. Global Notes, 12.00%, 05/15/10(a)         6,665,000      7,173,206
=========================================================================
                                                                9,476,377
=========================================================================

ALTERNATIVE CARRIERS-1.62%

Empresa Brasileira de Telecommunicacoes S.A.
  (Brazil)-Series B, Gtd. Global Notes,
  11.00%, 12/15/08(a)                            3,630,000      3,993,000
-------------------------------------------------------------------------
Hughes Network Systems LLC/HNS Finance Corp.,
  Sr. Notes, 9.50%, 04/15/14 (Acquired
  04/06/06; Cost $1,880,000)(a)(b)               1,880,000      1,889,400
-------------------------------------------------------------------------
Level 3 Financing Inc., Sr. Unsec. Gtd.
  Unsub. Global Notes, 10.75%, 10/15/11(a)(c)    7,470,000      7,862,175
=========================================================================
                                                               13,744,575
=========================================================================

ALUMINUM-1.71%

Century Aluminum Co., Sr. Unsec. Gtd. Global
  Notes, 7.50%, 08/15/14(a)                      1,855,000      1,838,769
-------------------------------------------------------------------------
Novelis Inc. (Canada), Sr. Notes,
  7.25%, 02/15/15 (Acquired
  05/05/06-06/21/06; Cost $12,696,463)(a)(b)    13,185,000     12,723,525
=========================================================================
                                                               14,562,294
=========================================================================

APPAREL RETAIL-1.38%

Mothers Work Inc., Sr. Unsec. Gtd. Notes,
  11.25%, 08/01/10(a)                            5,100,000      5,406,000
-------------------------------------------------------------------------

                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

APPAREL RETAIL-(CONTINUED)

Payless ShoeSource, Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 8.25%, 08/01/13(a)(c)     $ 6,095,000   $  6,293,087
=========================================================================
                                                               11,699,087
=========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-2.02%

Broder Brothers Co.-Series B, Sr. Unsec. Gtd.
  Global Notes, 11.25%, 10/15/10(a)              7,141,000      6,748,245
-------------------------------------------------------------------------
Levi Strauss & Co., Sr. Unsec. Unsub. Global
  Notes, 8.88%, 04/01/16(a)                      4,670,000      4,570,762
-------------------------------------------------------------------------
Perry Ellis International, Inc.-Series B, Sr.
  Sub. Global Notes, 8.88%, 09/15/13(a)          3,705,000      3,649,425
-------------------------------------------------------------------------
Warnaco Inc., Sr. Unsec. Global Notes, 8.88%,
  06/15/13(a)                                    2,100,000      2,168,250
=========================================================================
                                                               17,136,682
=========================================================================

AUTO PARTS & EQUIPMENT-2.00%

Autocam Corp., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.88%, 06/15/14(a)                     1,855,000      1,094,450
-------------------------------------------------------------------------
Cooper-Standard Automotive Inc., Sr. Unsec.
  Gtd. Global Notes, 7.00%, 12/15/12(a)(c)       3,765,000      3,242,606
-------------------------------------------------------------------------
Delphi Corp., Global Notes, 6.50%,
  05/01/09(a)(d)                                 1,880,000      1,548,650
-------------------------------------------------------------------------
Tenneco Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 8.63%, 11/15/14(a)(c)                   2,815,000      2,790,369
-------------------------------------------------------------------------
TRW Automotive Inc., Sr. Global Notes, 9.38%,
  02/15/13(a)                                    3,730,000      3,981,775
-------------------------------------------------------------------------
Visteon Corp., Sr. Unsec. Global Notes,
  8.25%, 08/01/10(a)(c)                          4,680,000      4,305,600
=========================================================================
                                                               16,963,450
=========================================================================

AUTOMOBILE MANUFACTURERS-0.78%

General Motors Corp., Global Notes,
  7.20%, 01/15/11(a)(c)                          7,470,000      6,648,300
=========================================================================

BROADCASTING & CABLE TV-6.49%

Adelphia Communications Corp., Sr. Unsec.
  Notes, 10.88%, 10/01/10(a)(d)                  4,990,000      2,931,625
-------------------------------------------------------------------------
Charter Communications Operating, LLC/Charter
  Communications Operating Capital Corp., Sr.
  Second Lien Notes, 8.00%, 04/30/12
  (Acquired 05/11/04-04/20/06; Cost
  $6,157,675)(a)(b)                              6,270,000      6,285,675
-------------------------------------------------------------------------
CSC Holdings Inc.-Series B, Sr. Unsec. Unsub.
  Notes, 7.63%, 04/01/11(a)(c)                   6,510,000      6,623,925
-------------------------------------------------------------------------
Echostar DBS Corp., Sr. Unsec. Gtd. Global
  Notes, 6.38%, 10/01/11(a)                      4,685,000      4,591,300
-------------------------------------------------------------------------
Emmis Operating Co., Sr. Unsec. Gtd. Sub.
  Global Notes, 6.88%, 05/15/12(a)               4,195,000      4,163,537
-------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd.
  (Bermuda), Sr. Global Notes, 8.25%,
  01/15/13(a)                                    7,460,000      7,385,400
-------------------------------------------------------------------------

AIM HIGH YIELD FUND


                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)

Mediacom Broadband LLC/ Mediamcom Broadband
  Corp., Sr. Global Notes,
  8.50%, 10/15/15(a)(c)                        $ 2,780,000   $  2,738,300
-------------------------------------------------------------------------
NTL Cable PLC, Sr. Unsec. Gtd. Global Notes,
  8.75%, 04/15/14(a)                             3,072,000      3,133,440
-------------------------------------------------------------------------
Rainbow National Services LLC, Sr. Notes,
  8.75%, 09/01/12 (Acquired
  08/13/04-05/09/06; Cost $8,574,222)(a)(b)      8,330,000      8,850,625
-------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Sr. Unsec.
  Gtd. Sub. Global Notes, 8.00%,
  03/15/12(a)(c)                                 2,130,000      2,172,600
-------------------------------------------------------------------------
Videotron Ltee (Canada), Sr. Unsec. Gtd.
  Global Notes, 6.88%, 01/15/14(a)               3,715,000      3,575,687
-------------------------------------------------------------------------
XM Satellite Radio Inc., Sr. Floating Rate
  Notes, 9.65%, 05/01/13 (Acquired 04/21/06;
  Cost $2,825,000)(a)(b)(e)                      2,825,000      2,620,188
=========================================================================
                                                               55,072,302
=========================================================================

BUILDING PRODUCTS-1.33%

Goodman Global Holding Co., Inc.,
  Sr. Unsec. Sub. Global Notes,
  7.88%, 12/15/12(a)(c)                            865,000        808,775
-------------------------------------------------------------------------
  Series B, Sr. Unsec. Gtd. Floating Rate
  Global Notes, 8.33%, 06/15/12(a)(f)            2,710,000      2,723,550
-------------------------------------------------------------------------
Indalex Holding Corp., Sr. Sec. Notes,
  11.50%, 02/01/14 (Acquired
  01/30/06-04/28/06; Cost $7,373,619)(a)(b)      7,520,000      7,792,600
=========================================================================
                                                               11,324,925
=========================================================================

CASINOS & GAMING-2.18%

Boyd Gaming Corp., Sr. Sub. Global Notes,
  6.75%, 04/15/14(a)(c)                          3,660,000      3,481,575
-------------------------------------------------------------------------
MGM Mirage, Sr. Unsec. Gtd. Global Notes,
  6.63%, 07/15/15(a)                             4,630,000      4,375,350
-------------------------------------------------------------------------
Penn National Gaming, Inc., Sr. Unsec. Sub.
  Global Notes, 6.75%, 03/01/15(a)               2,850,000      2,686,125
-------------------------------------------------------------------------
Poster Financial Group, Inc., Sr. Sec. Global
  Notes, 8.75%, 12/01/11(a)                      5,630,000      5,841,125
-------------------------------------------------------------------------
Seneca Gaming Corp., Sr. Global Notes, 7.25%,
  05/01/12(a)                                    2,160,000      2,106,000
=========================================================================
                                                               18,490,175
=========================================================================

COMMODITY CHEMICALS-1.20%

Basell AF SCA (Luxembourg), Sr. Sec. Gtd.
  Sub. Notes, 8.38%, 08/15/15 (Acquired
  05/18/06; Cost $2,820,106)(a)(b)(c)            2,845,000      2,777,431
-------------------------------------------------------------------------
BCP Crystal US Holdings Corp., Sr. Sub.
  Global Notes, 9.63%, 06/15/14(a)(c)            2,124,000      2,299,230
-------------------------------------------------------------------------
Montell Finance Co. B.V. (Netherlands),
  Unsec. Gtd. Yankee Deb., 8.10%, 03/15/27
  (Acquired 01/06/05-05/04/05; Cost
  $5,467,200)(a)(b)                              5,570,000      5,145,288
=========================================================================
                                                               10,221,949
=========================================================================

                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT-0.66%

MasTec, Inc.-Series B, Sr. Sub. Notes, 7.75%,
  02/01/08(a)                                  $ 5,635,000   $  5,620,913
=========================================================================

CONSTRUCTION & ENGINEERING-0.31%

Great Lakes Dredge & Dock Corp., Sr. Unsec.
  Gtd. Sub. Global Notes, 7.75%, 12/15/13(a)     2,890,000      2,673,250
=========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.55%

Case New Holland Inc., Sr. Gtd. Global Notes,
  9.25%, 08/01/11(a)(c)                          2,865,000      3,029,738
-------------------------------------------------------------------------
Wabtec Corp., Sr. Unsec. Gtd. Global Notes,
  6.88%, 07/31/13(a)                             1,670,000      1,644,950
=========================================================================
                                                                4,674,688
=========================================================================

CONSTRUCTION MATERIALS-1.03%

RMCC Acquisition Co., Sr. Sub. Notes,
  9.50%, 11/01/12 (Acquired
  10/28/04-03/15/06; Cost $3,625,063)(a)(b)      3,505,000      3,640,819
-------------------------------------------------------------------------
U.S. Concrete, Inc., Sr. Sub. Notes, 8.38%,
  04/01/14 (Acquired 06/29/06; Cost
  $859,775)(a)(b)                                  875,000        871,719
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Global Notes,
  8.38%, 04/01/14(a)                             4,255,000      4,239,043
=========================================================================
                                                                8,751,581
=========================================================================

CONSUMER FINANCE-5.60%

Dollar Financial Group, Inc., Sr. Gtd. Global
  Notes, 9.75%, 11/15/11(a)                      5,237,000      5,669,053
-------------------------------------------------------------------------
Ford Motor Credit Co., Notes,
  6.63%, 06/16/08(a)                             7,970,000      7,711,214
-------------------------------------------------------------------------
  Sr. Unsec. Notes,
  8.63%, 11/01/10(a)                             1,865,000      1,802,056
-------------------------------------------------------------------------
  Unsub. Global Notes,
  7.00%, 10/01/13(a)                             3,730,000      3,295,753
-------------------------------------------------------------------------
General Motors Acceptance Corp., Global
  Bonds,
  8.00%, 11/01/31(a)                            10,340,000     10,159,050
-------------------------------------------------------------------------
  Global Notes, 6.75%, 12/01/14(a)(c)            5,645,000      5,363,202
-------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes,
  5.85%, 01/14/09(a)                            10,350,000     10,066,617
-------------------------------------------------------------------------
  Series GM,
  Sr. Medium Term Notes,
  6.31%, 11/30/07(a)                             3,529,000      3,506,273
=========================================================================
                                                               47,573,218
=========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.22%

Worldspan L.P./WS Financing Corp., Sr. Sec.
  Gtd. Floating Rate Global Second Lien
  Notes, 11.42%, 02/15/11(a)(c)(e)               1,880,000      1,856,500
=========================================================================

DISTRIBUTORS-0.22%

Collins & Aikman Floorcoverings, Inc.-Series
  B,
  Sr. Unsec. Gtd. Sub. Global Notes, 9.75%,
    02/15/10(a)                                  1,865,000      1,832,363
=========================================================================

AIM HIGH YIELD FUND


                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

DIVERSIFIED CHEMICALS-1.43%

Ineos Group Holdings PLC (United Kingdom),
  Notes, 8.50%, 02/15/16 (Acquired 01/31/06-
  05/10/06; Cost $5,521,650)(a)(b)(c)          $ 5,635,000   $  5,303,944
-------------------------------------------------------------------------
Innophos Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 8.88%, 08/15/14(a)                      6,760,000      6,802,250
=========================================================================
                                                               12,106,194
=========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-0.64%

Corrections Corp. of America, Sr. Unsec. Gtd.
  Sub. Global Notes, 6.25%, 03/15/13(a)          2,755,000      2,631,025
-------------------------------------------------------------------------
GEO Group, Inc. (The), Sr. Unsec. Global
  Notes,
  8.25%, 07/15/13(a)                             2,820,000      2,820,000
=========================================================================
                                                                5,451,025
=========================================================================

DIVERSIFIED METALS & MINING-0.97%

Aleris International Inc., Sr. Sec. Gtd.
  Global Notes, 10.38%, 10/15/10(a)              2,615,000      2,878,540
-------------------------------------------------------------------------
Vedanta Resources PLC (United Kingdom), Sr.
  Unsec. Notes, 6.63%, 02/22/10 (Acquired
  07/13/06-07/19/06; Cost
  $5,352,769)(a)(b)(c)                           5,605,000      5,394,812
=========================================================================
                                                                8,273,352
=========================================================================

DRUG RETAIL-0.71%

Jean Coutu Group (PJC) Inc. (The) (Canada),
  Sr. Unsec. Global Notes, 7.63%, 08/01/12(a)    4,220,000      4,125,050
-------------------------------------------------------------------------
Rite Aid Corp., Sr. Sec. Gtd. Second Lien
  Global Notes, 8.13%, 05/01/10(a)               1,855,000      1,899,056
=========================================================================
                                                                6,024,106
=========================================================================

ELECTRIC UTILITIES-2.50%

Dynegy Holdings Inc., Sr. Unsec. Notes,
  8.38%, 05/01/16 (Acquired 03/29/06; Cost
  $3,290,000)(a)(b)(c)                           3,290,000      3,248,875
-------------------------------------------------------------------------
Edison Mission Energy, Sr. Notes, 7.75%,
  06/15/16 (Acquired 05/19/06; Cost
  $2,825,000)(a)(b)                              2,825,000      2,807,344
-------------------------------------------------------------------------
LSP Energy L.P./LSP Batesville Funding Corp.-
  Series C, Sr. Sec. Bonds, 7.16%,
  01/15/14(a)                                    3,140,508      3,179,764
-------------------------------------------------------------------------
Midwest Generation, LLC, Sr. Sec. Second
  Priority Putable Global Notes, 8.75%,
  05/01/14(a)                                    2,525,000      2,695,437
-------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Global
  Notes, 13.50%, 07/15/08(a)                     3,570,000      3,998,400
-------------------------------------------------------------------------
Nevada Power Co., General Refunding Mortgage
  Notes, 5.95%, 03/15/16 (Acquired 01/10/06;
  Cost $932,578)(a)(b)                             935,000        905,015
-------------------------------------------------------------------------
Reliant Energy, Inc., Sr. Sec. Gtd. Notes,
  6.75%, 12/15/14(a)                             4,675,000      4,412,031
=========================================================================
                                                               21,246,866
=========================================================================

                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------


ENVIRONMENTAL & FACILITIES SERVICES-1.32%

Allied Waste North America Inc., Sr. Sec.
  Notes,
  7.13%, 11/15/16 (Acquired 05/04/06; Cost
  $5,596,706)(a)(b)                            $ 5,645,000   $  5,412,144
-------------------------------------------------------------------------
Allied Waste North America, Inc.-Series B,
  Sr. Sec. Gtd. Global Notes, 8.50%,
  12/01/08(a)                                    5,530,000      5,758,112
=========================================================================
                                                               11,170,256
=========================================================================

FOOD RETAIL-0.23%

Ahold Finance USA, Inc., Sr. Unsec. Gtd.
  Unsub. Notes, 8.25%, 07/15/10(a)               1,850,000      1,942,500
=========================================================================

FOREST PRODUCTS-0.68%

Ainsworth Lumber Co. Ltd. (Canada), Sr.
  Unsec. Yankee Notes, 6.75%, 03/15/14(a)        1,880,000      1,400,600
-------------------------------------------------------------------------
Millar Western Forest Products Ltd. (Canada),
  Sr. Unsec. Global Notes, 7.75%, 11/15/13(a)    5,630,000      4,335,100
=========================================================================
                                                                5,735,700
=========================================================================

GAS UTILITIES-0.42%

SEMCO Energy, Inc., Sr. Global Notes,
  7.75%, 05/15/13(a)                             1,890,000      1,904,175
-------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 7.13%, 05/15/08(a)    1,660,000      1,668,300
=========================================================================
                                                                3,572,475
=========================================================================

GENERAL MERCHANDISE STORES-0.30%

Pantry, Inc. (The), Sr. Sub. Global Notes,
  7.75%, 02/15/14(a)                             2,535,000      2,535,000
=========================================================================

HEALTH CARE DISTRIBUTORS-0.64%

AmeriPath, Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.50%, 04/01/13(a)                     5,150,000      5,446,125
=========================================================================

HEALTH CARE FACILITIES-2.98%

Concentra Operating Corp., Sr. Unsec. Gtd.
  Sub. Global Notes, 9.13%, 06/01/12(a)          2,520,000      2,627,100
-------------------------------------------------------------------------
HCA, Inc., Bonds, 7.50%, 11/06/33(a)(c)          2,815,000      2,181,625
-------------------------------------------------------------------------
  Global Bonds, 6.50%, 02/15/16(a)(c)            2,815,000      2,252,000
-------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 6.38%, 01/15/15(a)    1,875,000      1,514,062
-------------------------------------------------------------------------
IASIS Healthcare LLC/IASIS Capital Corp., Sr.
  Sub. Global Notes, 8.75%, 06/15/14(a)          2,800,000      2,695,000
-------------------------------------------------------------------------
Select Medical Corp., Sr. Unsec. Gtd. Sub.
  Global Notes, 7.63%, 02/01/15(a)               5,820,000      4,961,550
-------------------------------------------------------------------------
Tenet Healthcare Corp., Sr. Unsec. Notes,
  6.38%, 12/01/11(a)                             7,410,000      6,391,125
-------------------------------------------------------------------------
Triad Hospitals, Inc., Sr. Unsec. Sub. Notes,
  7.00%, 11/15/13(a)(c)                          2,820,000      2,707,200
=========================================================================
                                                               25,329,662
=========================================================================

HEALTH CARE SERVICES-1.80%

Omnicare, Inc., Sr. Sub. Notes, 6.88%,
  12/15/15(a)                                    2,815,000      2,709,438
-------------------------------------------------------------------------
Rural/Metro Corp., Sr. Gtd. Sub. Global
  Notes,
  9.88%, 03/15/15(a)                               930,000        957,900
-------------------------------------------------------------------------

AIM HIGH YIELD FUND


                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
HEALTH CARE SERVICES-(CONTINUED)

Universal Hospital Services Inc., Sr. Unsec.
  Global Notes, 10.13%, 11/01/11(a)            $ 6,245,000   $  6,471,381
-------------------------------------------------------------------------
US Oncology, Inc., Sr. Unsec. Gtd. Global
  Notes,
  9.00%, 08/15/12(a)                             4,975,000      5,149,125
=========================================================================
                                                               15,287,844
=========================================================================

HEALTH CARE SUPPLIES-0.32%

Inverness Medical Innovations, Inc., Sr. Sub.
  Global Notes, 8.75%, 02/15/12(a)               2,765,000      2,723,525
=========================================================================

HOMEBUILDING-0.32%

Technical Olympic USA, Inc., Sr. Unsec. Gtd.
  Global Notes, 9.00%, 07/01/10(a)               2,875,000      2,688,125
=========================================================================

HOTELS, RESORTS & CRUISE LINES-2.08%

Grupo Posadas S.A. de C.V. (Mexico), Sr.
  Notes,
  8.75%, 10/04/11 (Acquired
  10/15/04-01/20/05; Cost $1,806,875)(a)(b)      1,750,000      1,791,563
-------------------------------------------------------------------------
Intrawest Corp. (Canada), Sr. Unsec. Global
  Notes, 7.50%, 10/15/13(a)                      3,565,000      3,573,912
-------------------------------------------------------------------------
NCL Corp., Sr. Unsub. Global Notes, 10.63%,
  07/15/14(a)                                    7,935,000      7,776,300
-------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.,
  Sr. Gtd. Global Notes, 7.88%, 05/01/12(a)      4,235,000      4,483,806
=========================================================================
                                                               17,625,581
=========================================================================

HOUSEHOLD APPLIANCES-0.10%

Gregg Appliances Inc., Sr. Unsec. Gtd. Global
  Notes, 9.00%, 02/01/13(a)                        910,000        840,613
=========================================================================

HOUSEWARES & SPECIALTIES-0.80%

Jarden Corp., Sr. Unsec. Gtd. Sub. Global
  Notes,
  9.75%, 05/01/12(a)(c)                          4,725,000      4,925,813
-------------------------------------------------------------------------
Johnsondiversey Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Global Notes, 9.63%, 05/15/12(a)     1,880,000      1,880,000
=========================================================================
                                                                6,805,813
=========================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-3.49%

AES Corp. (The),
  Sr. Sec. Second Priority Notes,
  8.75%, 05/15/13 (Acquired
  04/13/06-04/27/06; Cost $5,104,200)(a)(b)      4,700,000      5,070,125
-------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes,
  7.75%, 03/01/14(a)(c)                          5,360,000      5,427,000
-------------------------------------------------------------------------
AES Red Oak LLC-Series A, Sr. Sec. Bonds,
  8.54%, 11/30/19(a)                             6,784,696      7,225,701
-------------------------------------------------------------------------
Mirant Americas Generation LLC, Sr. Unsec.
  Notes, 8.30%, 05/01/11(a)                      1,865,000      1,827,700
-------------------------------------------------------------------------
Mirant North America LLC, Sr. Notes, 7.38%,
  12/31/13 (Acquired 12/20/05-06/15/06; Cost
  $4,667,675)(a)(b)                              4,690,000      4,502,400
-------------------------------------------------------------------------
NRG Energy, Inc., Sr. Unsec. Gtd. Notes,
  7.25%, 02/01/14(a)                             2,830,000      2,773,400
-------------------------------------------------------------------------

                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-(CONTINUED)

  7.38%, 02/01/16(a)                           $ 2,830,000   $  2,769,863
=========================================================================
                                                               29,596,189
=========================================================================

INDUSTRIAL CONGLOMERATES-0.44%

TransDigm Inc., Sr. Sub. Notes, 7.75%,
  07/15/14 (Acquired 06/20/06; Cost
  $3,765,000)(a)(b)                              3,765,000      3,774,413
=========================================================================

INDUSTRIAL MACHINERY-0.45%

Columbus McKinnon Corp., Sr. Sub. Global
  Notes,
  8.88%, 11/01/13(a)                             3,725,000      3,818,125
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.78%

Hawaiian Telcom Communications Inc.-Series B,
  Sr. Unsec. Gtd. Sub. Global Notes, 12.50%,
    05/01/15(a)(c)                               3,770,000      3,991,488
-------------------------------------------------------------------------
Windstream Corp., Sr. Notes, 8.13%, 08/01/13
  (Acquired 06/28/06; Cost $2,550,000)(a)(b)     2,550,000      2,658,375
=========================================================================
                                                                6,649,863
=========================================================================

METAL & GLASS CONTAINERS-0.88%

Greif, Inc., Sr. Unsec. Gtd. Sub. Global
  Notes,
  8.88%, 08/01/12(a)                             2,095,000      2,220,700
-------------------------------------------------------------------------
Owens-Brockway Glass Container Inc.,
  Sr. Sec. Gtd. Global Notes,
  8.75%, 11/15/12(a)                             3,725,000      3,925,219
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes,
  8.25%, 05/15/13(a)                             1,330,000      1,344,962
=========================================================================
                                                                7,490,881
=========================================================================

MOVIES & ENTERTAINMENT-2.00%

AMC Entertainment Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Global Notes, 8.63%,
  08/15/12(a)(c)                                 2,815,000      2,892,412
-------------------------------------------------------------------------
Cinemark Inc., Sr. Unsec. Disc. Global Notes,
  9.75%, 03/15/14(a)(g)                          2,820,000      2,224,275
-------------------------------------------------------------------------
River Rock Entertainment Authority, Sr.
  Notes,
  9.75%, 11/01/11(a)(c)                          1,850,000      1,924,000
-------------------------------------------------------------------------
Warner Music Group, Sr. Sub. Global Notes,
  7.38%, 04/15/14(a)                            10,220,000      9,913,400
=========================================================================
                                                               16,954,087
=========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.12%

Basic Energy Services Inc., Sr. Notes, 7.13%,
  04/15/16 (Acquired 04/07/06; Cost
  $940,000)(a)(b)                                  940,000        888,300
-------------------------------------------------------------------------
CHC Helicopter Corp. (Canada), Sr. Sub.
  Global Notes, 7.38%, 05/01/14(a)               5,185,000      4,899,825
-------------------------------------------------------------------------
Hanover Compressor Co., Sr. Notes, 9.00%,
  06/01/14(a)                                    1,855,000      1,984,850
-------------------------------------------------------------------------
PHI Inc., Sr. Notes, 7.13%, 04/15/13
  (Acquired 04/07/06; Cost $1,880,000)(a)(b)     1,880,000      1,762,500
=========================================================================
                                                                9,535,475
=========================================================================

AIM HIGH YIELD FUND


                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

OIL & GAS EXPLORATION & PRODUCTION-2.88%

Clayton Williams Energy, Inc., Sr. Unsec.
  Gtd. Global Notes, 7.75%, 08/01/13(a)        $ 5,570,000   $  5,207,950
-------------------------------------------------------------------------
Delta Petroleum Corp., Sr. Unsec. Gtd. Global
  Notes, 7.00%, 04/01/15(a)(c)                   1,880,000      1,776,600
-------------------------------------------------------------------------
Encore Acquisition Co., Sr. Unsec. Sub.
  Global Notes, 6.00%, 07/15/15(a)               2,330,000      2,131,950
-------------------------------------------------------------------------
Paramount Resources Ltd. (Canada), Sr. Unsec.
  Unsub. Yankee Notes, 8.50%, 01/31/13(a)        8,685,000      8,988,975
-------------------------------------------------------------------------
Quicksilver Resources Inc., Sr. Unsec. Gtd.
  Sub. Notes, 7.13%, 04/01/16(a)(c)              3,765,000      3,576,750
-------------------------------------------------------------------------
Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub.
  Global Notes, 7.00%, 02/01/14(a)               2,820,000      2,791,800
=========================================================================
                                                               24,474,025
=========================================================================

OIL & GAS REFINING & MARKETING-0.63%

United Refining Co., Sr. Unsec. Gtd. Global
  Notes, 10.50%, 08/15/12(a)                     5,065,000      5,368,900
=========================================================================

OIL & GAS STORAGE & TRANSPORTATION-2.22%

El Paso Corp., Sr. Unsec. Notes, 7.75%,
  06/15/10 (Acquired 02/12/04-11/18/04; Cost
  $3,641,625)(a)(b)(c)                           3,650,000      3,745,812
-------------------------------------------------------------------------
MarkWest Energy Partners L.P./ MarkWest
  Energy Finance Corp.-Series B, Sr. Unsec.
  Global Notes, 6.88%, 11/01/14(a)               5,035,000      4,682,550
-------------------------------------------------------------------------
Sonat Inc., Sr. Unsec. Notes, 7.63%,
  07/15/11(a)(c)                                 8,340,000      8,538,075
-------------------------------------------------------------------------
Tennessee Gas Pipeline Co., Unsec. Deb.,
  7.50%, 04/01/17(a)                             1,880,000      1,924,650
=========================================================================
                                                               18,891,087
=========================================================================

PACKAGED FOODS & MEATS-0.85%

Dole Foods Co. Inc., Sr. Unsec. Gtd. Global
  Notes, 7.25%, 06/15/10(a)(c)                   2,820,000      2,502,750
-------------------------------------------------------------------------
Nutro Products Inc.,
  Sr. Floating Rate Notes,
  9.23%, 10/15/13 (Acquired 04/13/06; Cost
  $470,000)(a)(b)(f)                               470,000        484,100
-------------------------------------------------------------------------
  Sr. Sub. Notes, 10.75%, 04/15/14 (Acquired
  04/13/06-07/07/06; Cost $4,120,444)(a)(b)      4,005,000      4,190,231
=========================================================================
                                                                7,177,081
=========================================================================

PAPER PACKAGING-1.35%

Caraustar Industries, Inc., Unsec. Unsub.
  Notes,
  7.38%, 06/01/09(a)                             7,715,000      7,348,537
-------------------------------------------------------------------------
Jefferson Smurfit Corp., Sr. Unsec. Gtd.
  Unsub. Global Notes, 7.50%, 06/01/13(a)        4,490,000      4,085,900
=========================================================================
                                                               11,434,437
=========================================================================

                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------


PAPER PRODUCTS-4.44%

Abitibi-Consolidated Finance L.P., Unsec.
  Gtd. Notes, 7.88%, 08/01/09(a)               $ 2,825,000   $  2,733,187
-------------------------------------------------------------------------
Abitibi-Consolidated Inc. (Canada), Unsec.
  Unsub. Yankee Bonds, 8.55%, 08/01/10(a)(c)     8,435,000      8,245,212
-------------------------------------------------------------------------
Boise Cascade LLC, Sr. Unsec. Gtd. Sub.
  Global Notes, 7.13%, 10/15/14(a)               5,060,000      4,503,400
-------------------------------------------------------------------------
Bowater Inc., Global Notes, 6.50%,
  06/15/13(a)(c)                                 1,655,000      1,464,675
-------------------------------------------------------------------------
Cellu Tissue Holdings, Inc., Sec. Gtd. Global
  Notes, 9.75%, 03/15/10(a)                      2,975,000      2,930,375
-------------------------------------------------------------------------
Domtar Inc. (Canada), Yankee Notes,
  5.38%, 12/01/13(a)                             1,890,000      1,571,063
-------------------------------------------------------------------------
  7.13%, 08/15/15(a)                             6,550,000      5,837,687
-------------------------------------------------------------------------
Exopack Holding Corp., Sr. Notes, 11.25%,
  02/01/14 (Acquired 01/26/06-01/27/06; Cost
  $2,342,025)(a)(b)                              2,335,000      2,375,863
-------------------------------------------------------------------------
Mercer International Inc., Sr. Global Notes,
  9.25%, 02/15/13(a)                             2,760,000      2,470,200
-------------------------------------------------------------------------
Neenah Paper, Inc., Sr. Unsec. Gtd. Global
  Notes, 7.38%, 11/15/14(a)                      3,015,000      2,807,719
-------------------------------------------------------------------------
Verso Paper Holdings LLC/Verson Paper Inc.,
  Sr. Sec. Notes, 9.13%, 08/01/14 (Acquired
  07/26/06; Cost $2,800,000)(a)(b)               2,800,000      2,800,000
=========================================================================
                                                               37,739,381
=========================================================================

PERSONAL PRODUCTS-1.57%

DEL Laboratories Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 8.00%, 02/01/12(a)(c)            3,740,000      3,193,025
-------------------------------------------------------------------------
NBTY Inc., Sr. Unsec. Sub. Global Notes,
  7.13%, 10/01/15(a)                             4,650,000      4,388,437
-------------------------------------------------------------------------
Playtex Products, Inc., Sr. Sec. Global
  Notes,
  8.00%, 03/01/11(a)                             5,545,000      5,787,594
=========================================================================
                                                               13,369,056
=========================================================================

PHARMACEUTICALS-2.22%

Athena Neurosciences Finance, LLC, Sr. Unsec.
  Gtd. Unsub. Notes, 7.25%, 02/21/08(a)          8,100,000      8,069,625
-------------------------------------------------------------------------
Elan Finance PLC/ Elan Finance Corp.
  (Ireland),
  Sr. Unsec. Gtd. Global Notes, 7.75%,
  11/15/11(a)(c)                                 2,795,000      2,693,681
-------------------------------------------------------------------------
Leiner Health Products Inc., Sr. Sub. Global
  Notes, 11.00%, 06/01/12(a)(c)                  3,630,000      3,448,500
-------------------------------------------------------------------------
Valeant Pharmaceuticals International, Sr.
  Unsec. Global Notes, 7.00%, 12/15/11(a)        4,875,000      4,655,625
=========================================================================
                                                               18,867,431
=========================================================================

PUBLISHING-1.92%

Dex Media Inc., Unsec. Disc. Global Notes,
  9.00%, 11/15/13(a)(g)                          7,480,000      6,245,800
-------------------------------------------------------------------------
Houghton Mifflin Co., Sr. Sub. Global Notes,
  9.88%, 02/01/13(a)                             1,200,000      1,254,000
-------------------------------------------------------------------------
PRIMEDIA Inc., Sr. Global Notes, 8.00%,
  05/15/13(a)                                    4,665,000      4,111,031
-------------------------------------------------------------------------

AIM HIGH YIELD FUND


                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
PUBLISHING-(CONTINUED)

Vertis Inc.-Series B, Sr. Unsec. Gtd. Global
  Notes, 10.88%, 06/15/09(a)(c)                $ 4,690,000   $  4,678,275
=========================================================================
                                                               16,289,106
=========================================================================

RAILROADS-1.53%

Grupo Transportacion Ferroviaria Mexicana,
  S.A. de C.V. (Mexico), Sr. Global Notes,
  9.38%, 05/01/12(a)                             9,335,000      9,941,775
-------------------------------------------------------------------------
Kansas City Southern Railway (The), Sr.
  Unsec. Gtd. Global Notes, 7.50%,
  06/15/09(a)(c)                                 2,980,000      3,020,975
=========================================================================
                                                               12,962,750
=========================================================================

RESTAURANTS-0.66%

Carrols Corp., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.00%, 01/15/13(a)(c)                   5,555,000      5,568,888
=========================================================================

SEMICONDUCTOR EQUIPMENT-0.91%

Amkor Technology Inc., Sr. Unsec. Global
  Notes,
  7.13%, 03/15/11(a)                             6,525,000      5,872,500
-------------------------------------------------------------------------
Sensata Technologies B.V. (Netherlands), Sr.
  Notes, 8.00%, 05/01/14 (Acquired 04/21/06-
  04/25/06; Cost $1,890,575)(a)(b)(c)            1,880,000      1,814,200
=========================================================================
                                                                7,686,700
=========================================================================

SEMICONDUCTORS-0.37%

MagnaChip Semiconductor S.A./MagnaChip
  Semiconductor Finance Co. (South Korea),
  Sr. Sec. Global Notes, 6.88%,
  12/15/11(a)(c)                                 3,765,000      3,106,125
=========================================================================

SPECIALTY CHEMICALS-1.98%

Johnsondiversey Holdings Inc., Unsec. Disc.
  Global Notes, 10.67%, 05/15/13(a)(g)           3,604,000      3,099,440
-------------------------------------------------------------------------
NewMarket Corp., Sr. Unsec. Gtd. Global
  Notes,
  8.88%, 05/01/10(a)                               940,000        970,550
-------------------------------------------------------------------------
OM Group, Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.25%, 12/15/11(a)                     12,185,000     12,733,325
=========================================================================
                                                               16,803,315
=========================================================================

SPECIALTY STORES-0.61%

General Nutrition Centers Inc., Sr. Unsec.
  Sub. Global Notes, 8.50%, 12/01/10(a)          5,375,000      5,173,438
=========================================================================

STEEL-0.70%

AK Steel Corp., Sr. Unsec. Gtd. Global Notes,
  7.75%, 06/15/12(a)                             2,830,000      2,808,775
-------------------------------------------------------------------------
Metals USA, Inc., Sr. Sec. Notes, 11.13%,
  12/01/15 (Acquired 11/21/05; Cost
  $2,820,000)(a)(b)                              2,820,000      3,123,150
=========================================================================
                                                                5,931,925
=========================================================================

TEXTILES-0.63%

Invista, Sr. Notes, 9.25%, 05/01/12 (Acquired
  04/23/04-04/26/06; Cost $5,304,150)(a)(b)      5,105,000      5,347,488
=========================================================================

                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------


TIRES & RUBBER-0.95%

Goodyear Tire & Rubber Co. (The), Sr. Unsec.
  Global Notes, 9.00%, 07/01/15(a)(c)          $ 8,410,000   $  8,094,625
=========================================================================

TRADING COMPANIES & DISTRIBUTORS-1.17%

H&E Equipment Services Inc., Sr. Notes,
  8.38%, 07/15/16 (Acquired 07/28/06; Cost
  $1,865,000)(a)(b)                              1,865,000      1,897,637
-------------------------------------------------------------------------
Mobile Services Group Inc., Sr. Notes, 9.75%,
  08/01/14 (Acquired 07/20/06; Cost
  $935,000)(a)(b)                                  935,000        958,375
-------------------------------------------------------------------------
United Rentals, Inc., Sr. Unsec. Gtd. Global
  Notes, 6.50%, 02/15/12(a)                      3,395,000      3,208,275
-------------------------------------------------------------------------
Wesco Distribution Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 7.50%, 10/15/17(a)               3,865,000      3,884,325
=========================================================================
                                                                9,948,612
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-4.36%

American Cellular Corp.-Series B, Sr. Global
  Notes, 10.00%, 08/01/11(a)                     1,415,000      1,492,825
-------------------------------------------------------------------------
Centennial Cellular Operating Co.
  LLC/Centennial Communications Corp., Sr.
  Unsec. Gtd. Global Notes, 10.13%,
  06/15/13(a)                                    5,570,000      5,897,237
-------------------------------------------------------------------------
Dobson Cellular Systems Inc., Sr. Sec. Notes,
  8.38%, 11/01/11 (Acquired 05/11/06; Cost
  $4,940,250)(a)(b)                              4,705,000      4,893,200
-------------------------------------------------------------------------
Dobson Communications Corp.,
  Sr. Global Notes, 8.88%, 10/01/13(a)(c)        4,675,000      4,645,781
-------------------------------------------------------------------------
  Sr. Unsec. Floating Rate Global Notes,
  9.76%, 10/15/12(a)(e)                          1,850,000      1,887,000
-------------------------------------------------------------------------
Rogers Wireless Communications Inc. (Canada),
  Sr. Sec. Global Notes,
  7.25%, 12/15/12(a)                             2,295,000      2,340,900
-------------------------------------------------------------------------
  6.38%, 03/01/14(a)                             2,835,000      2,739,319
-------------------------------------------------------------------------
Rural Cellular Corp., Sr. Sec. Notes,
  8.25%, 03/15/12 (Acquired 04/26/06; Cost
  $1,478,575)(a)(b)                              1,420,000      1,466,150
-------------------------------------------------------------------------
  Sr. Unsec. Global Notes,
  9.88%, 02/01/10(a)                             5,575,000      5,804,969
-------------------------------------------------------------------------
  Sr. Unsec. Sub. Floating Rate Global Notes,
  10.90%, 11/01/12(a)(e)                         1,405,000      1,462,956
-------------------------------------------------------------------------
Suncom Wireless, Inc., Sr. Unsec. Gtd. Global
  Notes, 8.50%, 06/01/13(a)                      4,675,000      4,359,438
=========================================================================
                                                               36,989,775
=========================================================================
    Total Bonds & Notes (Cost $793,706,896)                   783,113,044
=========================================================================


AIM HIGH YIELD FUND

                                                 SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-1.81%

BROADCASTING & CABLE TV-0.28%

NTL Inc.                                           103,800   $  2,371,831
-------------------------------------------------------------------------
XM Satellite Radio Inc.-Wts., expiring
  03/15/10(h)                                        3,470         19,085
=========================================================================
                                                                2,390,916
=========================================================================

COMMUNICATIONS EQUIPMENT-0.00%

Loral Space & Communications Inc.-Wts.,
  expiring 12/27/06(h)(i)(j)                        74,000              0
=========================================================================

CONSTRUCTION MATERIALS-0.00%

Dayton Superior Corp.-Wts., expiring 06/15/09
  (Acquired 08/07/00-01/30/01; Cost
  $10,000)(b)(h)(i)(j)                              10,780              0
=========================================================================

GENERAL MERCHANDISE STORES-0.01%

Travelcenters of America, Inc.-Wts.,
  expiring 05/01/09(a)(h)(j)                        14,700         29,400
-------------------------------------------------------------------------
Travelcenters of America, Inc.-Wts.,
  expiring 05/01/09(a)(h)(j)                         4,900          9,800
=========================================================================
                                                                   39,200
=========================================================================

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc.-Series B, Pfd.
  -Wts., expiring 11/05/09 (Acquired
  06/13/00; Cost $0)(b)(h)(i)(j)                    21,155              0
-------------------------------------------------------------------------
O'Sullivan Industries, Inc.-Wts., expiring
  11/05/09 (Acquired 06/13/00; Cost
  $0)(b)(h)(i)(j)                                   21,155              0
=========================================================================
                                                                        0
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  07/21/00-11/15/00; Cost
  $214,160)(b)(h)(i)(j)                             33,035              0
-------------------------------------------------------------------------
XO Holdings Inc.(k)                                    609          2,406
-------------------------------------------------------------------------
XO Holdings Inc.-Class A-Wts.,
  expiring 01/16/10(h)                              23,135         13,418
-------------------------------------------------------------------------
XO Holdings Inc.-Class B-Wts.,
  expiring 01/16/10(h)                              17,351          6,073
-------------------------------------------------------------------------
XO Holdings Inc.-Class C-Wts.,
  expiring 01/16/10(h)                              17,351          4,164
=========================================================================
                                                                   26,061
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.52%

American Tower Corp.-Class A(k)                     50,735      1,714,843
-------------------------------------------------------------------------
iPCS, Inc.(k)                                      240,253     11,198,193
=========================================================================
                                                               12,913,036
=========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $11,015,008)                             15,369,213
=========================================================================

-------------------------------------------------------------------------
                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
ASSET-BACKED SECURITIES-1.22%

ELECTRIC UTILITIES-1.22%

Midwest Generation, LLC-Series B, Global
  Asset-Backed Pass Through Ctfs., 8.56%,
  01/02/16(a)                                  $ 6,106,564   $  6,423,342
-------------------------------------------------------------------------
Nevada Power Co.-Series O, Mortgage Notes,
  6.50%, 05/15/18 (Acquired 05/09/06; Cost
  $937,208)(a)(b)                                  940,000        938,355
-------------------------------------------------------------------------
Reliant Energy Mid-Atlantic Power Holdings,
  LLC- Series B, Sr. Unsec. Asset-Backed Pass
  Through Ctfs., 9.24%, 07/02/17(a)              2,781,556      3,005,819
=========================================================================
    Total Asset-Backed Securities (Cost $9,834,573)            10,367,516
=========================================================================

                                                 SHARES
PREFERRED STOCKS-1.04%

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-1.02%

AES Trust VII, $3.00 Conv. Pfd.                    175,980      8,658,216
=========================================================================

MULTI-UTILITIES-0.02%

NRG Energy, Inc., $14.38 Conv. Pfd.                    750        188,062
=========================================================================
    Total Preferred Stocks (Cost $7,054,535)                    8,846,278
=========================================================================

                                                PRINCIPAL
                                                 AMOUNT

BUNDLED SECURITIES-0.47%

Targeted Return Index Securities Trust-Series
  HY 2006-1, Sec. Bonds, 7.55%, 05/01/16
  (Acquired 06/07/06; Cost
  $3,965,000)(a)(b)(c)                         $ 4,000,000      3,931,660
=========================================================================
    Total Bundled Securities (Cost
      $3,965,298)                                               3,931,660
=========================================================================

                                                 SHARES

MONEY MARKET FUNDS-1.22%

Liquid Assets Portfolio-Institutional
  Class(l)                                       5,172,134      5,172,134
-------------------------------------------------------------------------
Premier Portfolio-Institutional Class(l)         5,172,134      5,172,134
-------------------------------------------------------------------------
    Total Money Market Funds (Cost
    $10,344,268)                                               10,344,268
=========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-98.00% (Cost
  $835,920,578)                                               831,971,979
=========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-10.73%

Liquid Assets Portfolio-Institutional
  Class(l)(m)                                   45,552,897     45,552,897
-------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(l)(m)                                   45,552,897     45,552,897
=========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $91,105,794)                                       91,105,794
=========================================================================
TOTAL INVESTMENTS-108.73%
  (Cost $927,026,372)                                         923,077,773
=========================================================================
OTHER ASSETS LESS LIABILITIES-(8.73)%                         (74,082,770)
=========================================================================
NET ASSETS-100.00%                                           $848,995,003
_________________________________________________________________________
=========================================================================

AIM HIGH YIELD FUND

Investment Abbreviations:

Conv.  - Convertible
Ctfs.  - Certificates
Deb.   - Debentures
Disc.  - Discounted
Gtd.   - Guaranteed
Pfd.   - Preferred

Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2006 was $797,451,420, which represented 93.93% of the Fund's Net Assets. See
    Note 1A.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at July 31, 2006 was $135,920,801, which represented 16.01% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) All or a portion of this security was out on loan at July 31, 2006.
(d) Defaulted security. Adelphia Communications Corp. and Delphi Corp. have filed for protection under Chapter 11 of the U.S. Bankruptcy Code. The aggregate value of these securities at July 31, 2006 was $4,480,275, which represented 0.53% of the Fund's Net Assets.
(e) Interest or dividend rate is redetermined quarterly. Rate shown is the rate in effect on July 31, 2006.
(f) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on July 31, 2006.
(g) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(i) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at July 31, 2006 was $0, which represented 0.00% of the Fund's Net Assets. See Note 1A.
(j) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at July 31, 2006 was $39,200, which represented 0.01% of the Fund's Net Assets.
(k) Non-income producing security.
(l) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(m) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 2006

ASSETS:

Investments, at value (cost $825,576,310)*   $   821,627,711
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $101,450,062)                      101,450,062
============================================================
    Total investments (cost $927,026,372)        923,077,773
============================================================
Foreign currencies, at value (cost $14,649)           14,928
------------------------------------------------------------
Receivables for:
  Investments sold                                 5,834,220
------------------------------------------------------------
  Investments sold to affiliates                     325,977
------------------------------------------------------------
  Fund shares sold                                   691,195
------------------------------------------------------------
  Dividends and Interest                          17,467,006
------------------------------------------------------------
  Investments matured (Note 10)                    5,517,225
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  200,320
------------------------------------------------------------
Other assets                                          77,136
============================================================
    Total assets                                 953,205,780
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            8,354,569
------------------------------------------------------------
  Fund shares reacquired                           2,061,415
------------------------------------------------------------
  Dividends                                        1,572,394
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 335,672
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                        91,105,794
------------------------------------------------------------
Accrued distribution fees                            278,608
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             2,338
------------------------------------------------------------
Accrued transfer agent fees                          332,204
------------------------------------------------------------
Accrued operating expenses                           167,783
============================================================
    Total liabilities                            104,210,777
============================================================
Net assets applicable to shares outstanding  $   848,995,003
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 2,798,005,374
------------------------------------------------------------
Undistributed net investment income                 (444,634)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and futures contracts                       (1,944,617,417)
------------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities and foreign
  currencies                                      (3,948,320)
============================================================
                                             $   848,995,003
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $   405,858,491
____________________________________________________________
============================================================
Class B                                      $   167,830,452
____________________________________________________________
============================================================
Class C                                      $    43,466,537
____________________________________________________________
============================================================
Investor Class                               $   145,719,208
____________________________________________________________
============================================================
Institutional Class                          $    86,120,315
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                           94,056,672
____________________________________________________________
============================================================
Class B                                           38,768,869
____________________________________________________________
============================================================
Class C                                           10,083,426
____________________________________________________________
============================================================
Investor Class                                    33,732,694
____________________________________________________________
============================================================
Institutional Class                               19,966,860
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $          4.32
------------------------------------------------------------
  Offering price per share
    (Net asset value of $4.32 divided by
    95.25%)                                  $          4.54
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $          4.33
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $          4.31
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                    $          4.32
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                    $          4.31
____________________________________________________________
============================================================

* At July 31, 2006, securities with an aggregate value of $89,094,194 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM HIGH YIELD FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2006

INVESTMENT INCOME:

Interest                                                      $ 71,799,890
--------------------------------------------------------------------------
Dividends                                                          597,438
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $1,366,668)                       2,161,191
==========================================================================
    Total investment income                                     74,558,519
==========================================================================

EXPENSES:

Advisory fees                                                    5,148,020
--------------------------------------------------------------------------
Administrative services fees                                       258,409
--------------------------------------------------------------------------
Custodian fees                                                     138,986
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        1,109,652
--------------------------------------------------------------------------
  Class B                                                        2,262,946
--------------------------------------------------------------------------
  Class C                                                          526,096
--------------------------------------------------------------------------
  Investor Class                                                   367,506
--------------------------------------------------------------------------
Transfer agent fees -- A, B, C and Investor                      2,307,241
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                 2,609
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           36,789
--------------------------------------------------------------------------
Other                                                              617,464
==========================================================================
    Total expenses                                              12,775,718
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (111,086)
==========================================================================
    Net expenses                                                12,664,632
==========================================================================
Net investment income                                           61,893,887
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities (includes net gains from securities
    sold to affiliates of $1,024,767)                           18,237,260
--------------------------------------------------------------------------
  Foreign currencies                                               (22,781)
--------------------------------------------------------------------------
  Futures contracts                                                 10,178
==========================================================================
                                                                18,224,657
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (58,422,536)
--------------------------------------------------------------------------
  Foreign currencies                                                   279
==========================================================================
                                                               (58,422,257)
==========================================================================
Net gain (loss) from investment securities, foreign
  currencies and futures contracts                             (40,197,600)
==========================================================================
Net increase in net assets resulting from operations          $ 21,696,287
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM HIGH YIELD FUND

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED JULY 31, 2006 AND 2005

                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   61,893,887    $   74,926,467
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and futures contracts                              18,224,657        17,281,670
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 (58,422,257)       38,221,497
==============================================================================================
    Net increase in net assets resulting from operations          21,696,287       130,429,634
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (30,403,195)      (35,635,870)
----------------------------------------------------------------------------------------------
  Class B                                                        (13,768,125)      (21,067,503)
----------------------------------------------------------------------------------------------
  Class C                                                         (3,214,245)       (4,068,767)
----------------------------------------------------------------------------------------------
  Investor Class                                                 (11,187,247)      (14,073,748)
----------------------------------------------------------------------------------------------
  Institutional Class                                             (4,692,378)       (1,589,582)
==============================================================================================
    Decrease in net assets resulting from distributions          (63,265,190)      (76,435,470)
==============================================================================================
Share transactions-net:
  Class A                                                        (77,595,642)      (76,428,702)
----------------------------------------------------------------------------------------------
  Class B                                                       (111,068,014)     (138,618,229)
----------------------------------------------------------------------------------------------
  Class C                                                        (14,087,724)      (19,130,436)
----------------------------------------------------------------------------------------------
  Investor Class                                                 (38,618,232)      (44,001,251)
----------------------------------------------------------------------------------------------
  Institutional Class                                             44,997,623        37,710,881
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (196,371,989)     (240,467,737)
==============================================================================================
    Net increase (decrease) in net assets                       (237,940,892)     (186,473,573)
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,086,935,895     1,273,409,468
==============================================================================================
  End of year (including undistributed net investment income
    of $(444,634) and $(2,394,963), respectively)             $  848,995,003    $1,086,935,895
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM High Yield Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued

AIM HIGH YIELD FUND

     by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

AIM HIGH YIELD FUND

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M. LOWER-RATED SECURITIES -- The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

N. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM HIGH YIELD FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $200 million                                            0.625%
--------------------------------------------------------------------
Next $300 million                                             0.55%
--------------------------------------------------------------------
Next $500 million                                             0.50%
--------------------------------------------------------------------
Over $1 billion                                               0.45%
 ___________________________________________________________________
====================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended July 31, 2006, AIM waived advisory fees of $3,788.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended July 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $2,950.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended July 31, 2006, AIM was paid $258,409.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended July 31, 2006, the Fund paid AIS $2,307,241 for Class A, Class B, Class C and Investor Class shares and $2,609 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares. The Fund, pursuant to the Investor Class Plan, reimburses ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended July 31, 2006, the Class A, Class B, Class C and Investor Class shares paid $1,109,652, $2,262,946, $526,096 and $367,506, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2006, ADI advised the Fund that it retained $52,681 in front-end sales commissions from the sale of Class A shares and $526, $85,500 and $4,139 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM HIGH YIELD FUND


NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended July 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                        CHANGE IN
                                                                        UNREALIZED
                      VALUE        PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND                 07/31/05       AT COST          FROM SALES       (DEPRECIATION)      07/31/06         INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class               $   --      $245,948,317      $(240,776,183)        $   --        $  5,172,134     $  396,496      $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
  Institutional
  Class                   --        14,210,033         (9,037,899)            --           5,172,134         13,704          --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class                   --       231,738,284       (231,738,284)            --                  --        384,323          --
==================================================================================================================================
  Subtotal            $   --      $491,896,634      $(481,552,366)        $   --        $ 10,344,268     $  794,523      $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                        CHANGE IN
                                                                        UNREALIZED
                      VALUE        PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND                 07/31/05       AT COST          FROM SALES       (DEPRECIATION)      07/31/06        INCOME*      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class               $   --      $162,227,654      $(116,674,757)        $   --        $ 45,552,897     $  681,420      $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class                   --       167,704,225       (122,151,328)            --          45,552,897        685,248          --
==================================================================================================================================
  Subtotal            $   --      $329,931,879      $(238,826,085)        $   --        $ 91,105,794     $1,366,668      $   --
==================================================================================================================================
  Total               $   --      $821,828,513      $(720,378,451)        $   --        $101,450,062     $2,161,191      $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended July 31, 2006, the Fund engaged in securities sales of $19,540,564, which resulted in net realized gains of $1,024,767 and securities purchases of $5,363,850.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended July 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $104,348.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended July 31, 2006, the Fund paid legal fees of $6,640 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

AIM HIGH YIELD FUND

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended July 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At July 31, 2006, securities with an aggregate value of $89,094,194 were on loan to brokers. The loans were secured by cash collateral of $91,105,794 received by the Fund and subsequently invested in affiliated money market funds. For the year ended July 31, 2006, the Fund received dividends on cash collateral investments of $1,366,668 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2006 and 2005 was as follows:

                                                                 2006           2005
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $63,265,190    $76,435,470
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of July 31, 2006, the components of net assets on a tax basis were as follows:

                                                                   2006
-----------------------------------------------------------------------------
Undistributed ordinary income                                 $     1,860,084
-----------------------------------------------------------------------------
Unrealized appreciation (depreciation) -- investments              (7,141,469)
-----------------------------------------------------------------------------
Temporary book/tax differences                                       (447,325)
-----------------------------------------------------------------------------
Capital loss carryforward                                      (1,943,281,661)
-----------------------------------------------------------------------------
Shares of beneficial interest                                   2,798,005,374
=============================================================================
Total net assets                                              $   848,995,003
_____________________________________________________________________________
=============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales, the deferral of capital losses on defaulted bonds, bond premium amortization and other timing differences. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation on foreign currencies of $279.

AIM HIGH YIELD FUND


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of July 31, 2006 to utilizing $1,870,235,244 of capital loss carryforward in the fiscal year ended July 31, 2007.

    The Fund utilized $13,414,421 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of July 31, 2006 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
------------------------------------------------------------------------------
July 31, 2007                                                   $  297,433,797
------------------------------------------------------------------------------
July 31, 2008                                                      297,100,942
------------------------------------------------------------------------------
July 31, 2009                                                      131,908,743
------------------------------------------------------------------------------
July 31, 2010                                                      558,503,488
------------------------------------------------------------------------------
July 31, 2011                                                      576,739,786
------------------------------------------------------------------------------
July 31, 2012                                                       81,594,905
==============================================================================
Total capital loss carryforward                                 $1,943,281,661
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 3, 2003, the date of the reorganization of INVESCO High Yield Fund into the Fund, are realized on securities held in each fund at such day, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2006 was $940,903,732 and $1,143,289,430, respectively.

    Receivable for investments matured represents the estimated proceeds to the Fund by Adelphia Communications Corp. which is in default with respect to the principal payments on $5,085,000 par value, Senior Unsecured Notes, 9.50%, which were due March 1, 2005. The estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees. Unrealized appreciation (depreciation) at July 31, 2006 was $(172,744).

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $16,357,002
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (23,498,750)
===============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                      $(7,141,748)
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $930,219,521.


NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of capital loss limitation adjustments, defaulted bonds, foreign currency transactions and other differences, on July 31, 2006, undistributed net investment income (loss) was increased by $3,321,632, undistributed net realized gain (loss) was increased by $73,353,660 and shares of beneficial interest decreased by $76,675,292. This reclassification had no effect on the net assets of the Fund.

AIM HIGH YIELD FUND

NOTE 12--SHARE INFORMATION

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are sold without a sales charge. In addition, under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or the about month-end which is at least eight years after the date of purchase.


                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
                                                              ------------------------------------------------------------
                                                                       2006(a)(b)                         2005
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      10,931,373    $  47,724,030     16,573,005    $  73,526,758
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,862,990       12,563,918      6,657,221       29,657,012
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,203,870        9,620,444      4,115,770       18,261,019
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                2,572,214       11,300,559      5,236,741       23,403,836
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           9,481,115       41,521,977      8,176,289       36,450,371
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       4,167,750       18,248,612      4,940,690       21,993,512
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,594,490        7,004,715      2,397,028       10,700,629
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         474,570        2,076,776        583,040        2,592,902
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                2,141,070        9,382,415      2,668,619       11,887,777
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           1,074,083        4,692,282        357,224        1,589,582
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      11,589,289       50,729,798     11,709,707       52,212,914
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (11,553,523)     (50,729,798)   (11,666,231)     (52,212,914)
==========================================================================================================================
Reacquired:(c)
  Class A                                                     (44,306,444)    (194,298,082)   (50,211,301)    (224,161,886)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (18,170,622)     (79,906,849)   (28,348,661)    (126,762,956)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (5,902,795)     (25,784,944)    (9,013,060)     (39,984,357)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                              (13,473,198)     (59,301,206)   (17,761,843)     (79,292,864)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (279,680)      (1,216,636)       (73,999)        (329,072)
==========================================================================================================================
                                                              (44,593,448)   $(196,371,989)   (53,659,761)   $(240,467,737)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 7% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b) 10% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by AIM.
(c) Amount is net of redemption fees of $7,218, $3,557, $849, $2,636 and $1,147 for Class A, Class B, Class C, Investor Class and Institutional Class shares, respectively for the year ended July 31, 2006 and $7,921, $5,281, $1,013, $3,107 and $308 for Class A, Class B, Class C, Investor Class and Institutional Class shares, respectively, for the year ended July 31, 2005.

NOTE 13--NEW ACCOUNTING STANDARD


In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact on FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

AIM HIGH YIELD FUND


NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                        CLASS A
                                          --------------------------------------------------------------------
                                                                  YEAR ENDED JULY 31,
                                          --------------------------------------------------------------------
                                            2006           2005           2004           2003           2002
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $   4.50       $   4.31       $   4.10       $   3.70       $   4.92
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.29(a)        0.29           0.33(a)        0.37(a)        0.49(b)
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                 (0.17)          0.19           0.23           0.40          (1.19)
--------------------------------------------------------------------------------------------------------------
  Net increase from payments by
    affiliates                                  --             --           0.00             --             --
==============================================================================================================
    Total from investment operations          0.12           0.48           0.56           0.77          (0.70)
==============================================================================================================
Less dividends from net investment
  income                                     (0.30)         (0.29)         (0.35)         (0.37)         (0.52)
==============================================================================================================
Redemption fees added to shares of
  beneficial interest                         0.00           0.00           0.00             --             --
==============================================================================================================
Net asset value, end of period            $   4.32       $   4.50       $   4.31       $   4.10       $   3.70
______________________________________________________________________________________________________________
==============================================================================================================
Total return(c)                               2.79%         11.54%         13.92%         22.10%        (15.36)%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $405,858       $502,770       $555,042       $547,092       $417,974
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets       1.16%(d)       1.07%(e)       1.05%(e)       1.16%          1.07%
==============================================================================================================
Ratio of net investment income to
  average net assets                          6.70%(d)       6.47%          7.68%          9.64%         11.15%(b)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate                        102%            59%            89%           101%            59%
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have remained the same and the ratio of net investment income to average net assets would have been 11.22%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $443,860,623.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.08% and 1.06% for the years ended 2005 and 2004, respectively.

AIM HIGH YIELD FUND

                                                                        CLASS B
                                          --------------------------------------------------------------------
                                                                  YEAR ENDED JULY 31,
                                          --------------------------------------------------------------------
                                            2006           2005           2004           2003           2002
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $   4.52       $   4.33       $   4.12       $   3.71       $   4.93
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.26(a)        0.25           0.30(a)        0.34(a)        0.45(b)
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                 (0.18)          0.20           0.23           0.41          (1.18)
--------------------------------------------------------------------------------------------------------------
  Net increase from payments by
    affiliates                                  --             --           0.00             --             --
==============================================================================================================
    Total from investment operations          0.08           0.45           0.53           0.75          (0.73)
==============================================================================================================
Less dividends from net investment
  income                                     (0.27)         (0.26)         (0.32)         (0.34)         (0.49)
==============================================================================================================
Redemption fees added to shares of
  beneficial interest                         0.00           0.00           0.00             --             --
==============================================================================================================
Net asset value, end of period            $   4.33       $   4.52       $   4.33       $   4.12       $   3.71
______________________________________________________________________________________________________________
==============================================================================================================
Total return(c)                               1.80%         10.69%         13.06%(d)      21.44%        (15.99)%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $167,831       $289,189       $411,088       $530,239       $469,408
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets       1.91%(e)       1.82%(f)       1.80%(f)       1.91%          1.82%
==============================================================================================================
Ratio of net investment income to
  average net assets                          5.95%(e)       5.72%          6.93%          8.89%         10.40%(b)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate                        102%            59%            89%           101%            59%
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.46 and the ratio of net investment income to average net assets would have been 10.47%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d) Total return is after reimbursement by the advisor for the economic loss on security rights that expired with value. Total return before reimbursement by the advisor was 12.80%.
(e)  Ratios are based on average daily net assets of $226,294,606.
(f) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.83% and 1.81% for the years ended 2005 and 2004, respectively.

AIM HIGH YIELD FUND

                                                                                     CLASS C
                                                              ------------------------------------------------------
                                                                               YEAR ENDED JULY 31,
                                                              ------------------------------------------------------
                                                               2006          2005       2004       2003       2002
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  4.50       $  4.31    $  4.10    $  3.70    $  4.92
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.26(a)       0.25       0.30(a)    0.34(a)    0.45(b)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.18)         0.20       0.23       0.40      (1.18)
--------------------------------------------------------------------------------------------------------------------
  Net increase from payments by affiliates                         --            --       0.00         --         --
====================================================================================================================
    Total from investment operations                             0.08          0.45       0.53       0.74      (0.73)
====================================================================================================================
Less dividends from net investment income                       (0.27)        (0.26)     (0.32)     (0.34)     (0.49)
====================================================================================================================
Redemption fees added to shares of beneficial interest           0.00          0.00       0.00         --         --
====================================================================================================================
Net asset value, end of period                                $  4.31       $  4.50    $  4.31    $  4.10    $  3.70
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(c)                                                  1.80%        10.73%     13.12%     21.22%    (16.02)%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $43,467       $59,865    $75,971    $72,086    $50,060
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets                          1.91%(d)      1.82%(e)    1.80%(e)    1.91%    1.82%
====================================================================================================================
Ratio of net investment income to average net assets             5.95%(d)      5.72%      6.93%      8.89%     10.40%(b)
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                           102%           59%        89%       101%        59%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.46 and the ratio of net investment income to average net assets would have been 10.47%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $52,609,626.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.83% and 1.81% for the years ended 2005 and 2004, respectively.

AIM HIGH YIELD FUND

                                                                             INVESTOR CLASS
                                                              ---------------------------------------------
                                                                                         SEPTEMBER 30, 2003
                                                                    YEAR ENDED              (DATE SALES
                                                                     JULY 31,              COMMENCED) TO
                                                              -----------------------         JULY 31,
                                                                2006           2005             2004
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   4.51       $   4.32         $   4.20
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.30(a)        0.29             0.28(a)
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.19)          0.20             0.13
-----------------------------------------------------------------------------------------------------------
  Net increase from payments by affiliates                          --             --             0.00
===========================================================================================================
    Total from investment operations                              0.11           0.49             0.41
===========================================================================================================
Less dividends from net investment income                        (0.30)         (0.30)           (0.29)
===========================================================================================================
Redemption fees added to shares of beneficial interest            0.00           0.00             0.00
===========================================================================================================
Net asset value, end of period                                $   4.32       $   4.51         $   4.32
___________________________________________________________________________________________________________
===========================================================================================================
Total return(b)                                                   2.58%         11.54%            9.93%(c)
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $145,719       $191,508         $225,998
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.14%(d)       1.03%            0.96%(e)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.14%(d)       1.04%            1.03%(e)
===========================================================================================================
Ratio of net investment income to average net assets              6.72%(d)       6.51%            7.77%(e)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate(f)                                         102%            59%              89%
___________________________________________________________________________________________________________
===========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Total return is after reimbursement by the advisor for the economic loss on security rights that expired with value. Total return before reimbursement by the advisor was 9.67%.
(d)  Ratios are based on average daily net assets of $163,038,192.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM HIGH YIELD FUND

                                                                        INSTITUTIONAL CLASS
                                                              ---------------------------------------
                                                                                       APRIL 30, 2004
                                                                   YEAR ENDED           (DATE SALES
                                                                    JULY 31,           COMMENCED) TO
                                                              ---------------------       JULY 31,
                                                               2006          2005           2004
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  4.50       $  4.31        $ 4.39
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.32(a)       0.32          0.09(a)
-----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.19)         0.18         (0.08)
-----------------------------------------------------------------------------------------------------
  Net increase from payments by affiliates                         --            --          0.00
=====================================================================================================
    Total from investment operations                             0.13          0.50          0.01
=====================================================================================================
Less dividends from net investment income                       (0.32)        (0.31)        (0.09)
=====================================================================================================
Redemption fees added to shares of beneficial interest           0.00          0.00          0.00
=====================================================================================================
Net asset value, end of period                                $  4.31       $  4.50        $ 4.31
_____________________________________________________________________________________________________
=====================================================================================================
Total return(b)                                                  3.06%        11.99%         0.16%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $86,120       $43,605        $5,309
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.66%(c)      0.63%         0.67%(d)
-----------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.66%(c)      0.64%         0.67%(d)
=====================================================================================================
Ratio of net investment income to average net assets             7.20%(c)      6.91%         8.06%(d)
_____________________________________________________________________________________________________
=====================================================================================================
Portfolio turnover rate(e)                                        102%           59%           89%
_____________________________________________________________________________________________________
=====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $63,800,928.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any

AIM HIGH YIELD FUND
further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM HIGH YIELD FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Investment Securities Funds and Shareholders of AIM High Yield Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM High Yield Fund (one of the funds constituting AIM Investment Securities Funds; hereafter referred to as the "Fund") at July 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before July 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 17, 2004, expressed an unqualified opinion on those statements.

/s/ PRICEWATERHOUSECOOPERS LLP

September 19, 2006
Houston, Texas

AIM HIGH YIELD FUND

TAX DISCLOSURES

REQUIRED FEDERAL INCOME TAX INFORMATION


Of ordinary dividends paid to shareholders during the Fund's tax year ended July 31, 2006, 0.94% is eligible for the dividends received deduction for corporations.

  For its tax year ended July 31, 2006 the Fund designates 0.94%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS


For its tax year ended July 31, 2006, the Fund designates 85.65%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended October 31, 2005, January 31, 2006, April 30, 2006 and July 31, 2006 are 96.23%, 95.76%, 97.20% and 97.13%, respectively.

AIM HIGH YIELD FUND

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1988           Director and Chairman, A I M Management    None
   Trustee and Vice Chair                         Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

   Philip A. Taylor(2) -- 1954     2006           Director, Chief Executive Officer and      None
   Trustee, President and                         President, A I M Management Group Inc.,
   Principal                                      AIM Mutual Fund Dealer Inc., AIM Funds
   Executive Officer                              Management Inc. and 1371 Preferred Inc.;
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc. and AIM
                                                  GP Canada Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc.; Director, President
                                                  and Chairman, AVZ Callco Inc.; AMVESCAP
                                                  Inc. and AIM Canada Holdings Inc.;
                                                  Director and Chief Executive Officer,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; Trustee,
                                                  President and Principal Executive
                                                  Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and Trustee
                                                  and Executive Vice President, The AIM
                                                  Family of Funds--Registered Trademark--
                                                  (AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust only)
                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1992           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Founder, Green, Manning & Bunch Ltd.,      None
   Trustee                                        (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1990           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1988           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    Director, Mainstay VP Series
   Trustee                                                                                   Funds, Inc. (21 portfolios)
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM HIGH YIELD FUND



The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Senior Vice President and Senior Officer  N/A
   Senior Vice President and                      of The AIM Family of Funds--Registered
   Senior Officer                                 Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

   John M. Zerr -- 1962            2006           Director, Senior Vice President,          N/A
   Senior Vice President, Chief                   Secretary and General Counsel, A I M
   Legal Officer and Secretary                    Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Global Compliance Director, AMVESCAP      N/A
   Vice President                                 PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Senior Vice President and General
   Vice President                                 Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, General Counsel, and  N/A
                                                  Vice President Fund Management Company;
                                                  Director, Senior Vice President,
                                                  Secretary and General Counsel, A I M
                                                  Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc. and Liberty Funds Group,
                                                  LLC
------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M  N/A
   Vice President, Principal                      Advisors, Inc.; and Vice President,
   Financial Officer and                          Treasurer and Principal Officer of The
   Treasurer                                      AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief           N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1992           Director of Cash Management, Managing     N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark--
------------------------------------------------------------------------------------------------------------------------------

   Todd L. Spillane -- 1958        2006           Senior Vice President, A I M Management   N/A
   Chief Compliance Officer                       Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            225 Franklin Street
Floor                         1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

        DOMESTIC EQUITY                                  SECTOR EQUITY                           AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund
AIM Basic Value Fund                         AIM Energy Fund                               AIM Conservative Allocation Fund
AIM Capital Development Fund                 AIM Financial Services Fund                   AIM Growth Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund                   AIM Moderate Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund                   AIM Moderate Growth Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund               AIM Moderately Conservative Allocation
AIM Dynamics Fund                            AIM Leisure Fund                              Fund
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)                              DIVERSIFIED PORTFOLIOS
AIM Mid Cap Basic Value Fund                 AIM Technology Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund                            AIM Income Allocation Fund
AIM Opportunities I Fund                                                                   AIM International Allocation Fund
AIM Opportunities II Fund
AIM Opportunities III Fund                             FIXED INCOME                       (1) This Fund has limited public sales
AIM S&P 500 Index Fund                                                                    of its shares to certain investors. For
AIM Select Equity Fund                       TAXABLE                                      more information on who may continue to
AIM Small Cap Equity Fund                                                                 invest in the Fund, please see the
AIM Small Cap Growth Fund                    AIM Enhanced Short Bond Fund                 appropriate prospectus.
AIM Structured Core Fund                     AIM Floating Rate Fund
AIM Structured Growth Fund                   AIM High Yield Fund                              If used after October 20, 2006, this
AIM Structured Value Fund                    AIM Income Fund                              report must be accompanied by a Fund
AIM Summit Fund                              AIM Intermediate Government Fund             Performance & Commentary or by an AIM
AIM Trimark Endeavor Fund                    AIM International Bond Fund                  Quarterly Performance Review for the
AIM Trimark Small Companies Fund             AIM Limited Maturity Treasury Fund           most recent quarter-end. Mutual funds
                                             AIM Money Market Fund                        distributed by A I M Distributors, Inc.
*Domestic equity and income fund             AIM Short Term Bond Fund
                                             AIM Total Return Bond Fund
        INTERNATIONAL/GLOBAL EQUITY          Premier Portfolio                            A I M Management Group Inc. has provided
                                             Premier U.S. Government Money Portfolio      leadership in the investment management
 AIM Asia Pacific Growth Fund                                                             industry since 1976. AIM is a subsidiary
 AIM China Fund                              TAX-FREE                                     of AMVESCAP PLC, one of the world's
 AIM Developing Markets Fund                                                              largest independent financial services
 AIM European Growth Fund                    AIM High Income Municipal Fund(1)            companies with $422 billion in assets
 AIM European Small Company Fund(1)          AIM Municipal Bond Fund                      under management. Data as of July 31,
 AIM Global Aggressive Growth Fund           AIM Tax-Exempt Cash Fund                     2006.
 AIM Global Equity Fund                      AIM Tax-Free Intermediate Fund
 AIM Global Growth Fund                      Premier Tax-Exempt Portfolio
 AIM Global Value Fund
 AIM Japan Fund
 AIM International Core Equity Fund
 AIM International Growth Fund
 AIM International Small Company Fund(1)
 AIM Trimark Fund

================================================================================
CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
================================================================================

AIMinvestments.com                  HYI-AR-1           A I M Distributors, Inc.

                        YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash            [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management            --Registered Trademark--
                               Plans    Accounts
------------------------------------------------------------------------

                                                                 AIM Income Fund

                                   Annual Report to Shareholders o July 31, 2006

FIXED INCOME

INTERMEDIATE-TERM TAXABLE
INVESTMENT GRADE

Table of Contents

Supplemental Information .........       1
Letters to Shareholders ..........       2
Performance Summary ..............       4
Management Discussion ............       4
Fund Expenses ....................       6
Long-term Fund Performance .......       7
Approval of Advisory Agreement ...       9
Schedule of Investments ..........     F-1
Financial Statements .............     F-9
Notes to Financial Statements ....    F-12
Financial Highlights .............    F-21
Auditor's Report .................    F-25
Tax Disclosures ..................    F-26                [COVER GLOBE IMAGE]
Trustees and Officers ............    F-27


[AIM INVESTMENT SOLUTIONS]


[GRAPHIC]        [GRAPHIC]              [GRAPHIC]

[DOMESTIC     [INTERNATIONAL/            [SECTOR
 EQUITY]       GLOBAL EQUITY]             EQUITY]


[GRAPHIC]        [GRAPHIC]              [GRAPHIC]

[FIXED          [ALLOCATION            [DIVERSIFIED
INCOME]          SOLUTIONS]             PORTFOLIOS]


[AIM INVESTMENTS LOGO APPEARS HERE]
    -- Registered Trademark --

AIM INCOME FUND SEEKS TO ACHIEVE A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH REASONABLE CONCERN FOR SAFETY OF PRINCIPAL.

o Unless otherwise stated, information presented in this report is as of July 31, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                           price changes due to changes in credit      the net assets of the Fund at period end
                                              quality of the issuer because they are      for financial reporting purposes, and as
o Class B shares are not available as an      generally unsecured and may be              such, the net asset values for shareholder
investment for retirement plans maintained    subordinated to other creditors' claims.    transactions and the returns based on
pursuant to Section 401 of the Internal       Credit ratings on junk bonds do not         those net asset values may differ from the
Revenue Code, including 401(k) plans,         necessarily reflect their actual market     net asset values and returns reported in
money purchase pension plans and profit       risk.                                       the Financial Highlights.
sharing plans. Plans that had existing
accounts invested in Class B shares prior     ABOUT INDEXES USED IN THIS REPORT           o Industry classifications used in this
to September 30, 2003, will continue to be                                                report are generally according to the
allowed to make additional purchases.         o The unmanaged LEHMAN BROTHERS U.S.        Global Industry Classification Standard,
                                              AGGREGATE BOND INDEX (the Lehman            which was developed by and is the
o Class R shares are available only to        Aggregate), which represents the U.S.       exclusive property and a service mark of
certain retirement plans. Please see the      investment-grade fixed-rate bond market     Morgan Stanley Capital International Inc.
prospectus for more information.              (including government and corporate         and Standard & Poor's.
                                              securities, mortgage pass-through
o Investor Class shares are closed to most    securities and asset-backed securities),    The Fund provides a complete list of its
investors. For more information on who may    is compiled by Lehman Brothers, a global    holdings four times in each fiscal year,
continue to invest in Investor Class          investment bank.                            at the quarter-ends. For the second and
shares, please see the prospectus.                                                        fourth quarters, the lists appear in the
                                              o The LEHMAN BROTHERS U.S. CREDIT INDEX     Fund's semiannual and annual reports to
PRINCIPAL RISKS OF INVESTING IN THE FUND      consists of publicly issued U.S.            shareholders. For the first and third
                                              corporate and specified foreign             quarters, the Fund files the lists with
o Foreign securities have additional          debentures and secured notes that meet      the Securities and Exchange Commission
risks, including exchange rate changes,       the specified maturity, liquidity, and      (SEC) on Form N-Q. The most recent list of
political and economic upheaval, the          quality requirements. It is compiled by     portfolio holdings is available at
relative lack of information about these      Lehman Brothers, a global investment        AIMinvestments.com. From our home page,
companies, relatively low market liquidity    bank. To qualify, bonds must be             click on Products & Performance, then
and the potential lack of strict financial    SEC-registered.                             Mutual Funds, then Fund Overview. Select
and accounting controls and standards.                                                    your Fund from the drop-down menu and
                                              o The unmanaged LIPPER BBB-RATED FUNDS      click on Complete Quarterly Holdings.
o Debt securities are particularly            INDEX represents an average of the 30       Shareholders can also look up the Fund's
vulnerable to credit risk and interest        largest BBB-rated bond funds tracked by     Forms N-Q on the SEC Web site at sec.gov.
rate fluctuations.                            Lipper Inc., an independent mutual fund     Copies of the Fund's Forms N-Q may be
                                              performance monitor.                        reviewed and copied at the SEC Public
o The Fund may invest in obligations                                                      Reference Room in Washington, D.C. You can
issued by agencies and instrumentalities      o The Fund is not managed to track the      obtain information on the operation of the
of the U.S. government that may vary in       performance of any particular index,        Public Reference Room, including
the level of support they receive from the    including the indexes defined here, and     information about duplicating fee charges,
U.S. government. The U.S. government may      consequently, the performance of the        by calling 202-942-8090 or 800-732-0330,
choose not to provide financial support to    Fund may deviate significantly from the     or by electronic request at the following
U.S. government sponsored agencies or         performance of the indexes.                 e-mail address: publicinfo@sec.gov. The
instrumentalities if it is not legally                                                    SEC file numbers for the Fund are
obligated to do so, in which case, if the     o A direct investment cannot be made in     811-05686 and 033-39519.
issuer defaulted, the underlying fund         an index. Unless otherwise indicated,
holding securities of such issuer might       index results include reinvested            A description of the policies and
not be able to recover its investment from    dividends, and they do not reflect sales    procedures that the Fund uses to determine
the U.S. government.                          charges. Performance of an index of         how to vote proxies relating to portfolio
                                              funds reflects fund expenses;               securities is available without charge,
o The Fund may invest in lower-quality        performance of a market index does not.     upon request, from our Client Services
debt securities, commonly known as "junk                                                  department at 800-959-4246 or on the AIM
bonds." Compared to higher quality debt       OTHER INFORMATION                           Web site, AIMinvestments.com. On the home
securities, junk bonds involve greater                                                    page, scroll down and click on AIM Funds
risk of default or                            o The returns shown in the management's     Proxy Policy. The information is also
                                              discussion of Fund performance are based    available on the SEC Web site, sec.gov.
                                              on net asset values calculated for
                                              shareholder transactions. Generally         Information regarding how the Fund voted
                                              accepted accounting principles require      proxies related to its portfolio
                                              adjustments to be made to                   securities during the 12 months ended June
                                                                                          30, 2006, is available at our Web site. Go
                                                                                          to AIMinvestments.com, access the About Us
                                                                                          tab, click on Required Notices and then
                                                                                          click on Proxy Voting Activity. Next,
                                                                                          select the Fund from the drop-down menu.
                                                                                          The information is also available on the
                                                                                          SEC Web site, sec.gov.

                                                                                          ==========================================

                                                                                          FUND NASDAQ SYMBOLS
=================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 Class A Shares                       AMIFX
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND         Class B Shares                       ABIFX
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                            Class C Shares                       ACIFX
=================================================================================         Class R Shares                       AMIRX
                                                                                          Investor Class Shares                AIIVX
=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE                                     ==========================================
=====================================================


AIMINVESTMENTS.COM

AIM Income Fund

                    Dear Shareholders of The AIM Family of
  [TAYLOR           Funds--Registered Trademark--:
   PHOTO]
                    We're pleased to provide you with this report, which
Philip Taylor       includes a discussion of how your Fund was managed during
                    the period under review in this report, and what factors affected its performance. That discussion begins on page 4.

                        It's been said nothing is certain but death and taxes.
                    We would venture to add that one other thing is certain:
                    Markets change--and change often--in the short term, in response to constantly changing economic, geopolitical and other factors. For example, domestic and global markets were generally strong from October 2005 through April 2006, as economic growth appeared robust and inflation seemed contained. But as new economic data suggested inflation might be higher than previously estimated in the U.S. and elsewhere, those same markets demonstrated weakness and volatility in the May-July period.

                        While we can't do anything about the ambiguity and
                    uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments --Registered Trademark-- can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                        We've changed the look of our annual reports to reflect
                    that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color--green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund's asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

                        AIM has a variety of investment solutions, and knowing
                    which ones are right for your portfolio is complex. That's why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                        At a recent meeting of the AIM Funds board, Robert H.
                    Graham relinquished his position as president of AIM Funds, a post customarily held by the chief executive officer of AIM Investments. Bob--one of three founders of AIM Investments in 1976--has a well-earned reputation for being one of the most knowledgeable leaders in the mutual fund industry. As I assume Bob's previous responsibilities, I'm pleased that he'll remain actively involved as the vice chair of AIM Funds.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                        Information about investing, the markets and your Fund
                    is always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.


                    Sincerely,

                    /S/ PHILIP TAYLOR

                    Philip Taylor
                    President -- AIM Funds
                    CEO, AIM Investments
                    September 15, 2006

                    AIM INVESTMENTS IS A REGISTERED SERVICE MARK OF A I M MANAGEMENT GROUP INC. A I M ADVISORS, INC. AND A I M CAPITAL MANAGEMENT, INC. ARE THE INVESTMENT ADVISORS. A I M DISTRIBUTORS, INC. IS THE DISTRIBUTOR FOR THE RETAIL FUNDS REPRESENTED BY AIM INVESTMENTS.

AIM Income Fund

                   Dear Fellow AIM Fund Shareholders:

                   At our meeting at the end of June, your Board completed its
   [CROCKETT       comprehensive review* of each fund's advisory agreement with
     PHOTO]        A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

Bruce L. Crockett  Looking ahead, your Board finds many reasons to be positive about AIM'S management and strategic direction. Most importantly, AIM management's investment management discipline is paying off in terms of improved overall performance. While work remains to be done, AIM's complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000 for the period ended August 31, 2006. We are also pleased with management's efforts to seek more cost-effective ways of delivering superior service.

                       In addition, AIM is realizing the benefits of belonging
                   to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP manages more than $4l4 billion globally, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                       The seven new AIM funds--which include Asian funds,
                   structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                       Your Board is very pleased with the overall direction and
                   progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                   Sincerely,

                   /S/ BRUCE L. CROCKETT

                   Bruce L. Crockett
                   Independent Chair
                   AIM Funds Board

                   September 15, 2006


                   *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 9-10.

AIM Income Fund

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                               we use input from various rating agencies
                                                                                          and Wall Street fixed-income and equity
======================================================================================    analysis, and conduct our own internal
                                                                                          credit analysis.
PERFORMANCE SUMMARY
                                                                                              We consider selling a bond when:
Excluding applicable sales charges, Class A shares of AIM Income Fund
underperformed the Fund's broad market index but outperformed its style-specific          o It becomes fully valued.
index for the 12 months ended July 31, 2006.
                                                                                          o Overall market and economic trends
     Rising short-term interest rates and the flattening of the yield curve               indicate that sector emphasis should be
created a difficult period for bonds. Investment-grade corporate bonds,                   changed.
represented by the U.S. credit component of the Lehman Brothers U.S. Aggregate
Bond Index, were the weakest performing segment of the bond market for the                o Fundamentals, such as credit quality
fiscal year. The Fund's allocation to investment-grade corporate bonds had a              ratings, deteriorate for an individual
negative impact on its performance relative to its broad market index.                    issuer or a sector.

     Your Fund's long-term performance appears on pages 7 and 8.                          o An unanticipated change occurs involving
                                                                                          an individual issuer or sector.
FUND VS. INDEXES
                                                                                          MARKET CONDITIONS AND YOUR FUND
Total returns, 7/31/05-7/31/06, excluding applicable sales charges. If sales
charges were included, returns would be lower.                                            For the fiscal year ended July 31, 2006,
                                                                                          growth in U.S. gross domestic product was
Class A Shares                                                            0.99%           positive but uneven, the result of last
Class B Shares                                                            0.39            fall's hurricanes along the U.S. Gulf
Class C Shares                                                            0.39            Coast and erratic patterns in motor
Class R Shares                                                            0.88            vehicle sales. For most of the fiscal
Investor Class Shares                                                     0.98            year, manufacturing was robust and
Lehman Brothers U.S. Aggregate Bond Index (Broad Market Index)            1.46            business and consumer spending was
Lehman Brothers U.S. Credit Index (Style-Specific Index)                  0.38            healthy. The formerly hot housing market
Lipper BBB-Rated Funds Index (Peer Group Index)                           1.57            cooled off without significant impact on
                                                                                          the economy.
SOURCE: LIPPER INC.
                                                                                          Inflation was a concern to the U.S.
======================================================================================    Federal Reserve Board (the Fed) throughout
                                                                                          the fiscal year. Eight times the Fed
HOW WE INVEST                                 governments, U.S. corporate bonds,          raised its federal funds target rate,
                                              mortgages, asset-backed securities,         which ended the fiscal year at 5.25%.
We seek to provide consistent returns while   money markets, high yield debt and          Also, the European Central Bank and the
minimizing risk. Our security selection       convertible corporate bonds. We make        central banks of China, India and Japan
process involves both top-down analysis,      allocation decisions based on               raised their rates for the first time
which takes account of overall economic and   performance and valuations among the        since 2000.
market trends, and bottom-up analysis,        different areas of the bond market. Our
which includes an evaluation of individual    focus is on bonds that are attractively         During the fiscal year, the Fund
bond issuers.                                 valued relative to the rest of the bond     invested primarily in U.S. corporate bonds
                                              market.                                     of various credit ratings. We kept small
    We look for potential investments in                                                  weightings in international bonds,
all sectors of the bond market: domestic          In evaluating the credit quality of     mortgage-backed securities (MBS), U.S.
and foreign                                   a security,                                 Treasuries and other government-related
                                                                                          bonds.

                                                                                              U.S. investment-grade corporate bonds
                                                                                          generally underperformed U.S. Treasuries
                                                                                          for the fiscal year. Early in the fiscal
                                                                                          year, the corporate

                                                                                                                         (continued)

===========================================   ========================================   ===========================================

  PORTFOLIO COMPOSITION                         TOP FIVE INDUSTRIES*                       TOP 10 FIXED INCOME ISSUERS*

By security type                              1.  Other Diversified                       1.  Federal National
                                                  Financial Services             14.6%        Mortgage Association (FNMA)       7.0%
U.S. Dollar Denominated
Bonds & Notes                         82.6%   2.  U.S. Mortgage-Backed                    2.  Federal Home Loan Mortgage Corp.
                                                  Securities                     10.6         (FHLMC)                           3.5
U.S. Mortgage-Backed Securities       10.6
                                              3.  Diversified Banks               7.8     3.  Ford Motor Credit Co.             2.3
Asset-Backed Securities                5.8
                                              4.  Integrated                              4.  Pemex Project Funding             2.2
Preferred Stocks                       4.0        Telecommunication Services      6.5         Master Trust (Mexico)

Municipal Obligations                  3.6    5.  Broadcasting & Cable TV         6.2     5.  Oil Insurance Ltd. (Bermuda)      2.1

Non-U.S. Dollar Denominated                   Total Net Assets         $583.4 million     6.  Husky Oil Ltd. (Canada)           1.7
Bonds & Notes                          1.1
                                              Total Number of Holdings*           311     7.  Patrons' Legacy-2004-1            1.7
U.S. Government Agency Securities      0.6
                                                                                          8.  First American Capital Trust I    1.7
U.S. Treasury Notes                    0.5
                                                                                          9.  Citicorp Lease Pass-Through
Common Stocks & Other                                                                         Trust                             1.5
Equity Interests                       0.0
                                                                                         10.  Regional Diversified Funding
Money Market Funds                                                                            (Cayman Islands)                  1.5
Plus Other Assets Less Liabilities    -8.8


The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

===========================================   ========================================   ===========================================


AIM Income Fund

bond market suffered because of the           Among MBS, Federal National Mortgage                          Jan H. Friedli Senior
downgrading of General Motors and Ford to     Association issues generally                                  portfolio manager, lead
junk status.                                  outperformed Federal Home Loan Mortgage          [FRIEDLI     manager of AIM Income
                                              Corporation and Government National               PHOTO]      Fund. Mr. Friedli joined
    In the second half of the fiscal year,    Mortgage Association issues.                                  AIM in 1999. He
the focus on higher quality issues was        Higher-coupon MBS issues generally                            graduated cum laude from
evident as lower credit categories (BBB-      outperformed lower-coupon securities and    Villanova University with a B.S. in
and A-rated) generally underperformed         shorter-dated issues generally did          computer science. He earned an M.B.A. with
higher rated bonds. Overall,                  better than longer-dated securities.        honors from the University of Chicago.
investment-grade corporate spreads            Throughout the fiscal year, we
remained low, despite rising event risk       strategically adjusted our exposure to                        Peter Ehret Chartered
due to leveraged buyouts and merger and       mortgages, overweighting our allocation                       Financial Analyst,
acquisition activities and a decline in       in MBS by the end of the fiscal year.             [EHRET      senior portfolio
the growth rate of corporate                  This benefited Fund performance.                  PHOTO]      manager, manager of AIM
profitability. Throughout the fiscal year,                                                                  Income Fund. He joined
we gradually reduced our exposure to              Throughout the fiscal year, we used                       AIM in 2001. He
corporates by selling less liquid and more    mortgage dollar roll transactions to        graduated cum laude with a B.S. in
risky issues. Our position in higher rated    take advantage of opportunities in the      economics from the University of
investment-grade corporate bonds versus       mortgage market and enhance current         Minnesota. He also earned an M.S. in real
our style-specific index contributed          income. In mortgage dollar roll             estate appraisal and investment analysis
positively to Fund performance.               transactions, we sell an MBS and            from the University of Wisconsin-Madison.
                                              simultaneously agree to later repurchase
    The U.S. high yield market performed      another MBS with the same interest rate                       Brendan Gau Chartered
well during the fiscal year due to solid      and maturity date. While giving up the                        Financial Analyst,
corporate profitability, low defaults and     right to receive interest and principal            [GAU       portfolio manager,
investors' willingness to take on             payments on the MBS we sold, the Fund             PHOTO]      manager of AIM Income
additional risk for higher yields. On a       may benefit from the interest earned on                       Fund. He joined AIM in
quality basis, CCC-rated bonds generally      investing the proceeds of the sale.                           1996. Mr. Gau earned a
outperformed higher quality debt              However, the Fund may lose money if         B.A. in mathematics, physics and economics
instruments. Many companies maintained        these types of securities decline in        from Rice University.
moderate to low leverage, generated free      value, due to market conditions or
cash flows and carried positive cash          prepayments of the underlying mortgages.                      Carolyn L. Gibbs
balances. As a result, the trailing           During the fiscal year, rising interest                       Chartered Financial
12-month high yield bond default rate as      rates and inflation pressure in the               [GIBBS      Analyst, senior
of the close of the fiscal year was at a      economy caused some Fund holdings to              PHOTO]      portfolio manager,
historical low of 1.7%. While maintaining     decline in value, which hindered Fund                         manager of AIM Income
a defensive stance in high yield bonds,       performance.                                                  Fund. Ms. Gibbs joined
the Fund benefited from its positioning                                                   AIM in 1992. She is a Phi Beta Kappa
strategy in this segment relative to its          In the international non-dollar         graduate of Texas Christian University,
style-specific index.                         sector, we had small exposures to Europe    where she earned a B.A. in English. She
                                              via government bonds and non-dollar         earned an M.B.A. from The Wharton School
    We kept our allocation in U.S.            futures and to Japan via a non-dollar       at the University of Pennsylvania.
Treasuries slightly overweight relative to    corporate bond holding. The Fund's
the index, as a part of our duration          currency exposure to Japanese yen was                         Darren Hughes Chartered
management and yield curve positioning        mostly hedged throughout the fiscal                           Financial Analyst,
strategy. This had a modest negative          year. Overall, the Fund's exposure to             [HUGHES     portfolio manager,
impact on the Fund's relative performance.    the non-dollar segment contributed to              PHOTO]     manager of AIM Income
                                              our outperformance of our style-specific                      Fund. He joined AIM in
    We strategically traded duration with     index.                                                        1992. He earned a B.B.A.
a bias toward being short versus the                                                      in finance and economics from Baylor
Fund's style-specific index. We used              Thank you for investing in AIM          University.
derivatives--specifically U.S. Treasury       Income Fund.
futures and a few Eurodollar futures--to                                                                    Scot W. Johnson
gain exposure to U.S. Treasury and            THE VIEWS AND OPINIONS EXPRESSED IN                           Chartered Financial
non-U.S. Treasuries markets for purposes      MANAGEMENT'S DISCUSSION OF FUND                  [JOHNSON     Analyst, senior
of managing the Fund's duration and yield     PERFORMANCE ARE THOSE OF AIM ADVISORS,            PHOTO]      portfolio manager,
curve positioning. Our defensive duration     INC. THESE VIEWS AND OPINIONS ARE                             manager of AIM Income
management contributed positively to the      SUBJECT TO CHANGE AT ANY TIME BASED ON                        Fund. He joined AIM in
Fund's performance over the fiscal year.      FACTORS SUCH AS MARKET AND ECONOMIC         1994. He earned a bachelor's degree in
However, shifting the Fund's yield curve      CONDITIONS. THESE VIEWS AND OPINIONS MAY    economics and an M.B.A. from Vanderbilt
positioning to a neutral stance by the end    NOT BE RELIED UPON AS INVESTMENT ADVICE     University.
of the fiscal year detracted from             OR RECOMMENDATIONS, OR AS AN OFFER FOR A
performance. U.S. and non-U.S. Treasury       PARTICULAR SECURITY. THE INFORMATION IS     Assisted by the Taxable Investment Grade
futures offer a variety of standardized       NOT A COMPLETE ANALYSIS OF EVERY ASPECT     Bond and Taxable High Yield Teams
contracts, are exchange traded and provide    OF ANY MARKET, COUNTRY, INDUSTRY,
a high level of liquidity. These duration     SECURITY OR THE FUND. STATEMENTS OF FACT    FOR A PRESENTATION OF YOUR FUND'S
and yield curve management techniques         ARE FROM SOURCES CONSIDERED RELIABLE,       LONG-TERM PERFORMANCE, PLEASE SEE PAGES
offer us the opportunity to employ the        BUT A I M ADVISORS, INC. MAKES NO           7 AND 8.
Fund's cash more effectively relative to      REPRESENTATION OR WARRANTY AS TO THEIR
the actual bonds.                             COMPLETENESS OR ACCURACY. ALTHOUGH
                                              HISTORICAL PERFORMANCE IS NO GUARANTEE
    MBS generally outperformed corporate      OF FUTURE RESULTS, THESE INSIGHTS MAY
bonds and U.S. Treasuries over the fiscal     HELP YOU UNDERSTAND OUR INVESTMENT
year.                                         MANAGEMENT PHILOSOPHY.

                                              See important Fund and index disclosures
                                              on the inside front cover.

AIM Income Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                       mate the expenses that you paid over the        THE HYPOTHETICAL ACCOUNT VALUES AND
                                              period. Simply divide your account value    EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur       by $1,000 (for example, an $8,600           ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES
two types of costs: (1) transaction costs,    account value divided by $1,000 = 8.6),     YOU PAID FOR THE PERIOD. YOU MAY USE THIS
which may include sales charges (loads) on    then multiply the result by the number      INFORMATION TO COMPARE THE ONGOING COSTS
purchase payments; contingent deferred        in the table under the heading entitled     OF INVESTING IN THE FUND AND OTHER FUNDS.
sales charges on redemptions; and             "Actual Expenses Paid During Period" to     TO DO SO, COMPARE THIS 5% HYPOTHETICAL
redemption fees, if any; and (2) ongoing      estimate the expenses you paid on your      EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES
costs, including management fees;             account during this period.                 THAT APPEAR IN THE SHAREHOLDER REPORTS OF
distribution and/or service fees (12b-l);                                                 THE OTHER FUNDS.
and other Fund expenses. This example is      HYPOTHETICAL EXAMPLE FOR COMPARISON
intended to help you understand your          PURPOSES                                        Please note that the expenses shown in
ongoing costs (in dollars) of investing in                                                the table are meant to highlight your
the Fund and to compare these costs with      The table below also provides               ongoing costs only and do not reflect any
ongoing costs of investing in other mutual    information about hypothetical account      transactional costs, such as sales charges
funds. The example is based on an             values and hypothetical expenses based      (loads) on purchase payments, contingent
investment of $1,000 invested at the          on the Fund's actual expense ratio and      deferred sales charges on redemptions, and
beginning of the period and held for the      an assumed rate of return of 5% per year    redemption fees, if any. Therefore, the
entire period February 1, 2O06, through       before expenses, which is not the Fund's    hypothetical information is useful in
July 31, 2006.                                actual return. The Fund's actual            comparing ongoing costs only, and will not
                                              cumulative total returns at net asset       help you determine the relative total
ACTUAL EXPENSES                               value after expenses for the six months     costs of owning different funds. In
                                              ended July 31, 2006, appear in the table    addition, if these transactional costs
The table below provides information about    "Cumulative Total Returns" on page 8.       were included, your costs would have been
actual account values and actual expenses.                                                higher.
You may use the information in this table,
together with the amount you invested, to
esti-

===================================================================================================================================
                                                                                    HYPOTHETICAL
                                                   ACTUAL                (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING              ENDING              EXPENSES          ENDING             EXPENSES        ANNUALIZED
SHARE          ACCOUNT VALUE        ACCOUNT VALUE         PAID DURING     ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS             (2/1/06)           (7/31/06)(1)           PERIOD(2)       (7/31/06)           PERIOD(2)           RATIO
  A              $1,000.00            $1,003.40              $5.27          $1,019.54             $5.31             1.06%
  B               1,000.00               999.70               8.97           1,015.82              9.05             1.81
  C               1,000.00               999.70               8.97           1,015.82              9.05             1.81
  R               1,000.00             1,003.70               6.51           1,018.30              6.56             1.31
Investor          1,000.00             1,003.40               5.27           1,019.54              5.31             1.06

(1) The actual ending account value is based on the actual total return of the Fund for the period February 1, 2006, through July 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended July 31, 2006, appear in the table "Cumulative Total Returns" on page 8.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
================================================================================

AIM Income Fund

YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT
Fund and index data from 7/31/96

Past performance cannot guarantee                 This chart, which is a logarithmic
comparable future results.                    chart, presents the fluctuations in the
                                              value of the Fund and its indexes. We
    The data shown in the chart include       believe that a logarithmic chart is more
reinvested distributions, applicable sales    effective than other types of charts in
charges, Fund expenses and management         illustrating changes in value during the
fees. Index results include reinvested        early years shown in the chart. The
dividends, but they do not reflect sales      vertical axis, the one that indicates
charges. Performance of an index of funds     the dollar value of an investment, is
reflects fund expenses and management         constructed with each segment
fees; performance of a market index does      representing a percent change in the
not. Performance shown in the chart and       value of the investment. In this chart,
table(s) does not reflect deduction of        each segment represents a doubling, or
taxes a shareholder would pay on Fund         100% change, in the value of the
distributions or sale of Fund shares.         investment. In other words, the space
Performance of the indexes does not           between $5,000 and $10,000 is the same
reflect the effects of taxes.                 size as the space between $10,000 and
                                              $20,000.


=====================================================================================

                                [MOUNTAIN CHART]

DATE   AIM INCOME FUND-  LEHMAN BROTHERS U.S.  LEHMAN BROTHERS U.S.  LIPPER BBB-RATED
        CLASS A SHARES   AGGREGATE BOND INDEX      CREDIT INDEX         FUNDS INDEX
 7/96       $ 9525              $10000                $10000              $10000
 8/96         9596                9983                  9969                9995
 9/96         9816               10157                 10181               10195
10/96        10074               10382                 10458               10440
11/96        10397               10560                 10682               10673
12/96        10407               10462                 10534               10569
 1/97        10379               10494                 10549               10603
 2/97        10478               10520                 10593               10663
 3/97        10296               10403                 10429               10499
 4/97        10420               10559                 10587               10654
 5/97        10596               10659                 10706               10776
 6/97        10773               10785                 10858               10936
 7/97        11160               11076                 11255               11315
 8/97        10983               10982                 11089               11165
 9/97        11309               11144                 11283               11361
10/97        11397               11305                 11426               11477
11/97        11484               11358                 11491               11533
12/97        11648               11472                 11613               11656
 1/98        11833               11619                 11750               11805
 2/98        11882               11610                 11746               11801
 3/98        11987               11650                 11790               11861
 4/98        12023               11711                 11864               11911
 5/98        12129               11822                 12005               12013
 6/98        12165               11922                 12094               12101
 7/98        12159               11948                 12083               12092
 8/98        11913               12142                 12139               12004
 9/98        12121               12427                 12532               12252
10/98        11858               12361                 12339               12101
11/98        12240               12431                 12572               12324
12/98        12224               12468                 12608               12355
 1/99        12422               12557                 12733               12462
 2/99        12107               12338                 12430               12193
 3/99        12204               12407                 12518               12329
 4/99        12302               12446                 12555               12417
 5/99        12042               12337                 12387               12250
 6/99        11962               12298                 12323               12185
 7/99        11926               12245                 12254               12124
 8/99        11843               12239                 12225               12079
 9/99        11884               12381                 12357               12183
10/99        11785               12427                 12414               12207
11/99        11825               12426                 12427               12236
12/99        11865               12366                 12362               12216
 1/00        11812               12325                 12318               12181
 2/00        11948               12475                 12432               12330
 3/00        11910               12639                 12538               12444
 4/00        11617               12603                 12428               12293
 5/00        11370               12597                 12382               12200
 6/00        11671               12859                 12693               12508
 7/00        11664               12976                 12847               12562
 8/00        11771               13164                 13014               12791
 9/00        11747               13247                 13082               12827
10/00        11592               13334                 13095               12786
11/00        11535               13552                 13265               12904
12/00        11730               13804                 13522               13175
 1/01        12060               14029                 13892               13493
 2/01        12153               14152                 14013               13627
 3/01        12007               14223                 14100               13618
 4/01        11841               14164                 14049               13543
 5/01        11930               14249                 14178               13666
 6/01        11898               14303                 14250               13682
 7/01        12179               14623                 14622               13992
 8/01        12302               14790                 14818               14160
 9/01        12089               14962                 14796               14039
10/01        12392               15276                 15163               14336
11/01        12299               15065                 15032               14244
12/01        12149               14969                 14929               14157
 1/02        12215               15090                 15055               14234
 2/02        12134               15237                 15168               14302
 3/02        11998               14983                 14888               14115
 4/02        12139               15274                 15096               14330
 5/02        12168               15404                 15296               14444
 6/02        12030               15537                 15320               14376
 7/02        11685               15724                 15313               14304

=====================================================================================



=====================================================================================

                           [MOUNTAIN CHART CONTINUED]

 8/02        11940               15990                 15709               14593
 9/02        12080               16249                 16007               14724
10/02        11878               16175                 15822               14619
11/02        12093               16170                 16027               14830
12/02        12423               16504                 16500               15175
 1/03        12522               16518                 16553               15276
 2/03        12738               16747                 16884               15533
 3/03        12777               16734                 16896               15560
 4/03        13072               16872                 17209               15873
 5/03        13508               17187                 17752               16289
 6/03        13528               17153                 17708               16310
 7/03        13011               16576                 16953               15755
 8/03        13113               16686                 17086               15879
 9/03        13535               17128                 17683               16368
10/03        13454               16968                 17494               16303
11/03        13534               17009                 17575               16415
12/03        13718               17182                 17771               16654
 1/04        13876               17320                 17950               16806
 2/04        13986               17507                 18176               16954
 3/04        14089               17638                 18352               17071
 4/04        13733               17180                 17773               16636
 5/04        13689               17111                 17649               16509
 6/04        13729               17207                 17723               16607
 7/04        13874               17378                 17942               16780
 8/04        14159               17710                 18365               17121
 9/04        14231               17758                 18468               17228
10/04        14357               17906                 18647               17398
11/04        14284               17764                 18460               17340
12/04        14413               17927                 18701               17538
 1/05        14524               18040                 18849               17631
 2/05        14482               17933                 18738               17602
 3/05        14351               17841                 18505               17404
 4/05        14531               18083                 18753               17546
 5/05        14720               18278                 19016               17729
 6/05        14843               18378                 19167               17879
 7/05        14742               18211                 18974               17796
 8/05        14935               18444                 19263               18017
 9/05        14761               18254                 18974               17837
10/05        14609               18110                 18767               17683
11/05        14685               18190                 18881               17756
12/05        14830               18363                 19067               17930
 1/06        14837               18364                 19029               17995
 2/06        14915               18425                 19113               18078
 3/06        14736               18244                 18844               17880
 4/06        14649               18211                 18775               17869
 5/06        14656               18191                 18742               17825
 6/06        14688               18230                 18771               17828
 7/06        14889               18476                 19047               18075

                                                            SOURCE: LIPPER, INC.

=====================================================================================

AIM Income Fund

==========================================    ========================================    ==========================================
AVERAGE ANNUAL TOTAL RETURNS                  AVERAGE ANNUAL TOTAL RETURNS                CUMULATIVE TOTAL RETURNS

As of 7/31/06, including applicable sales     As of 6/30/06, the most recent calendar     6 months ended 7/31/06, excluding
charges                                       quarter-end, including applicable sales     applicable sales charges
                                              charges
CLASS A SHARES                                                                            Class A Shares                     0.34%
Inception (5/3/68)                6.76%       CLASS A SHARES                              Class B Shares                    -0.03
   10 Years                       4.06        Inception (5/3/68)                6.74%     Class C Shares                    -0.03
    5 Years                       3.11           10 Years                       3.91      Class R Shares                     0.37
    1 Year                       -3.88            5 Years                       3.30      Investor Class Shares              0.34
                                                  1 Year                       -5.75
CLASS B SHARES
Inception (9/7/93)                3.81%       CLASS B SHARES
   10 Years                       3.92        Inception (9/7/93)                3.73%
    5 Years                       3.02           10 Years                       3.79
    1 Year                       -4.36            5 Years                       3.25
                                                  1 Year                       -6.28
CLASS C SHARES
Inception (8/4/97)                2.59%       CLASS C SHARES
    5 Years                       3.31        Inception (8/4/97)                2.46%
    1 Year                       -0.56            5 Years                       3.54
                                                  1 Year                       -2.57
CLASS R SHARES
   10 Years                       4.31%       CLASS R SHARES
    5 Years                       3.84           10 Years                       4.13%
    1 Year                        0.88            5 Years                       4.01
                                                  1 Year                       -1.31
INVESTOR CLASS SHARES
   10 Years                       4.59%       INVESTOR CLASS SHARES
    5 Years                       4.14           10 Years                       4.43%
    1 Year                        0.98            5 Years                       4.34
                                                  1 Year                       -1.04
==========================================    ========================================    ==========================================

CLASS R SHARES' INCEPTION DATE IS JUNE 3,     APPLICABLE TO CLASS A SHARES. CLASS A       CDSC; THEREFORE, PERFORMANCE IS AT NET
2002. RETURNS SINCE THAT DATE ARE             SHARES' INCEPTION DATE IS MAY 3, 1968.      ASSET VALUE.
HISTORICAL RETURNS. ALL OTHER RETURNS ARE
BLENDED RETURNS OF HISTORICAL CLASS R             CLASS A SHARE PERFORMANCE REFLECTS          THE PERFORMANCE DATA QUOTED REPRESENT
SHARE PERFORMANCE AND RESTATED CLASS A        THE MAXIMUM 4.75% SALES CHARGE, AND         PAST PERFORMANCE AND CANNOT GUARANTEE
SHARE PERFORMANCE (FOR PERIODS PRIOR TO       CLASS B AND CLASS C SHARE PERFORMANCE       COMPARABLE FUTURE RESULTS; CURRENT
THE INCEPTION DATE OF CLASS R SHARES) AT      REFLECTS THE APPLICABLE CONTINGENT          PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
NET ASSET VALUE, ADJUSTED TO REFLECT THE      DEFERRED SALES CHARGE (CDSC) FOR THE        VISIT AIMINVESTMENTS.COM FOR THE MOST
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS    PERIOD INVOLVED. THE CDSC ON CLASS B        RECENT MONTH-END PERFORMANCE. PERFORMANCE
R SHARES. CLASS A SHARES' INCEPTION DATE      SHARES DECLINES FROM 5% BEGINNING AT THE    FIGURES REFLECT REINVESTED DISTRIBUTIONS,
IS MAY 3, 1968.                               TIME OF PURCHASE TO 0% AT THE BEGINNING     CHANGES IN NET ASSET VALUE AND THE EFFECT
                                              OF THE SEVENTH YEAR. THE CDSC ON CLASS C    OF THE MAXIMUM SALES CHARGE UNLESS
    INVESTOR CLASS SHARES' INCEPTION DATE     SHARES IS 1% FOR THE FIRST YEAR AFTER       OTHERWISE STATED.
IS SEPTEMBER 30, 2003. RETURNS SINCE THAT     PURCHASE. CLASS R SHARES DO NOT HAVE A
DATE ARE HISTORICAL RETURNS. ALL OTHER        FRONT-END SALES CHARGE; RETURNS SHOWN           INVESTMENT RETURN AND PRINCIPAL VALUE
RETURNS ARE BLENDED RETURNS OF HISTORICAL     ARE AT NET ASSET VALUE AND DO NOT           WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN
INVESTOR CLASS SHARE PERFORMANCE AND          REFLECT A 0.75% CDSC THAT MAY BE IMPOSED    OR LOSS WHEN YOU SELL SHARES.
RESTATED CLASS A SHARE PERFORMANCE (FOR       ON A TOTAL REDEMPTION OF RETIREMENT PLAN
PERIODS PRIOR TO THE INCEPTION DATE OF        ASSETS WITHIN THE FIRST YEAR. INVESTOR          THE PERFORMANCE OF THE FUND'S SHARE
INVESTOR CLASS SHARES) AT NET ASSET VALUE     CLASS SHARES DO NOT HAVE A FRONT-END        CLASSES WILL DIFFER PRIMARILY DUE TO
AND REFLECT THE RULE 12B-1 FEES               SALES CHARGE OR A                           DIFFERENT SALES CHARGE STRUCTURES AND
                                                                                          CLASS EXPENSES.


AIM Income Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Investment       services to be provided by AIM under the    o Meetings with the Fund's portfolio
Securities Funds (the "Board") oversees       Advisory Agreement was appropriate and      managers and investment personnel With
the management of AIM Income Fund (the        that AIM currently is providing services    respect to the Fund, the Board is meeting
"Fund") and, as required by law,              in accordance with the terms of the         periodically with such Fund's portfolio
determines annually whether to approve the    Advisory Agreement.                         managers and/or other investment personnel
continuance of the Fund's advisory                                                        and believes that such individuals are
agreement with AIM Advisors, Inc. ("AIM").    o The quality of services to be provided    competent and able to continue to carry
Based upon the recommendation of the          by AIM. The Board reviewed the              out their responsibilities under the
Investments Committee of the Board, at a      credentials and experience of the           Advisory Agreement.
meeting held on June 27, 2006, the Board,     officers and employees of AIM who will
including all of the independent trustees,    provide investment advisory services to     o Overall performance of AIM. The Board
approved the continuance of the advisory      the Fund. In reviewing the                  considered the overall performance of AIM
agreement (the "Advisory Agreement")          qualifications of AIM to provide            in providing investment advisory and
between the Fund and AIM for another year,    investment advisory services, the Board     portfolio administrative services to the
effective July 1, 2006.                       considered such issues as AIM'S             Fund and concluded that such performance
                                              portfolio and product review process,       was satisfactory.
    The Board considered the factors          various back office support functions
discussed below in evaluating the fairness    provided by AIM and AIM'S equity and        o Fees relative to those of clients of AIM
and reasonableness of the Advisory            fixed income trading operations. Based      with comparable investment strategies. The
Agreement at the meeting on June 27, 2006     on the review of these and other            Board reviewed the effective advisory fee
and as part of the Board's ongoing            factors, the Board concluded that the       rate (before waivers) for the Fund under
oversight of the Fund. In their               quality of services to be provided by       the Advisory Agreement. The Board noted
deliberations, the Board and the              AIM was appropriate and that AIM            that this rate was (i) above the effective
independent trustees did not identify any     currently is providing satisfactory         advisory fee rate (before waivers) for a
particular factor that was controlling,       services in accordance with the terms of    mutual Fund advised by AIM and used
and each trustee attributed different         the Advisory Agreement.                     exclusively for separately managed
weights to the various factors.                                                           accounts/wrap accounts managed by AIM
                                              o The performance of the Fund relative      affiliates with investment strategies
    One responsibility of the independent     to comparable funds. The Board reviewed     comparable to those of the Fund; and (ii)
Senior Officer of the Fund is to manage       the performance of the Fund during the      below the effective advisory fee rate
the process by which the Fund's proposed      past one, three and five calendar years     (before waivers) for a variable insurance
management fees are negotiated to ensure      against the performance of hinds advised    fund advised by AIM and offered to
that they are negotiated in a manner which    by other advisors with investment           insurance company separate accounts with
is at arms' length and reasonable. To that    strategies comparable to those of the       investment strategies comparable to those
end, the Senior Officer must either           Fund. The Board noted that the Fund's       of the Fund. Based on this review, the
supervise a competitive bidding process or    performance was above the median            Board concluded that the advisory fee rate
prepare an independent written evaluation.    performance of such comparable funds for    for the Fund under the Advisory Agreement
The Senior Officer has recommended an         the one and three year periods and below    was fair and reasonable.
independent written evaluation in lieu of     such median performance for the five
a competitive bidding process and, upon       year period. Based on this review and       o Fees relative to those of comparable
the direction of the Board, has prepared      after taking account of all of the other    funds with other advisory. The Board
such an independent written evaluation.       factors that the Board considered in        reviewed the advisory fee rate for the
Such written evaluation also considered       determining whether to continue the         Fund under the Advisory Agreement. The
certain of the factors discussed below. In    Advisory Agreement for the Fund, the        Board compared effective contractual
addition, as discussed below, the Senior      Board concluded that no changes should      advisory fee rates at a common asset level
Officer made a recommendation to the Board    be made to the Fund and that it was not     at the end of the past calendar year and
in connection with such written               necessary to change the Fund's portfolio    noted that the Fund's rate was below the
evaluation.                                   management team at this time. Although      median rate of the funds advised by other
                                              the independent written evaluation of       advisors with investment strategies
    The discussion below serves as a          the Fund's Senior Officer (discussed        comparable to those of the Fund that the
summary of the Senior Officer's               below) only considered Fund performance     Board reviewed. Based on this review, the
independent written evaluation and            through the most recent calendar year,      Board concluded that the advisory fee rate
recommendation to the Board in connection     the Board also reviewed more recent Fund    for the Fund under the Advisory Agreement
there-with, as well as a discussion of the    performance, which did not change their     was fair and reasonable.
material factors and the conclusions with     conclusions.
respect thereto that formed the basis for                                                 o Expense limitations and fee waivers. The
the Board's approval of the Advisory          o The performance of the Fund relative      Board noted that there were no fee waivers
Agreement. After consideration of all of      to indices. The Board reviewed the          or expense limitations currently in effect
the factors below and based on its            performance of the Fund during the past     for the Fund. The Board concluded that no
informed business judgment, the Board         one, three and five calendar years          such waivers or limitations were necessary
determined that the Advisory Agreement is     against the performance of the Lipper       at this time because the Fund's overall
in the best interests of the Fund and its     BBB Rated Fund Index. The Board noted       expense ratio was comparable to the median
shareholders and that the compensation to     that the Fund's performance was above       expense ratio of the funds advised by
AIM under the Advisory Agreement is fair      the performance of such Index for the       other advisors with investment strategies
and reasonable and would have been            one year period, comparable to such         comparable to those of the Fund that the
obtained through arm's length                 Index for the three year period, and        Board reviewed.
negotiations.                                 below such Index for the five year
                                              period. Based on this review and after      o Breakpoints and economies of scale. The
    Unless otherwise stated, information      taking account of all of the other          Board reviewed the structure of the Fund's
presented below is as of June 27, 2006 and    factors that the Board considered in        advisory fee under the Advisory Agreement,
does not reflect any changes that may have    determining whether to continue the         noting that it includes three breakpoints.
occurred since June 27, 2006, including       Advisory Agreement for the Fund, the        The Board reviewed the level of the Fund's
but not limited to changes to the Fund's      Board concluded that no changes should      advisory fees, and noted that such fees,
performance, advisory fees, expense           be made to the Fund and that it was not     as a percentage of the Fund's net assets,
limitations and/or fee waivers.               necessary to change the Fund's portfolio    have decreased as net assets increased
                                              management team at this time. Although      because the Advisory Agreement includes
o The nature and extent of the advisory       the independent written evaluation of       breakpoints. The Board noted that, due to
services to be provided by AIM. The Board     the Fund's Senior Officer (discussed        the Fund's asset levels at the end of the
reviewed the services to be provided by       below) only considered Fund performance     past calendar year and the way in which
AIM under the Advisory Agreement. Based on    through the most recent calendar year,      the advisory fee breakpoints
such review, the Board concluded that the     the Board also reviewed more recent Fund
range of                                      performance, which did not change their                                    (continued)
                                              conclusions.

AIM Income Fund

have been structured, the Fund has yet to     o Benefits of soft dollars to AIM. The
fully benefit from the breakpoints. The       Board considered the benefits realized
Board concluded that the Fund's fee levels    by AIM as a result of brokerage
under the Advisory Agreement therefore        transactions executed through "soft
reflect economies of scale and that it was    dollar" arrangements. Under these
not necessary to change the advisory fee      arrangements, brokerage commissions paid
breakpoints in the Fund's advisory fee        by the Fund and/or other funds advised
schedule.                                     by AIM are used to pay for research and
                                              execution services. This research may be
o Investments in affiliated money market      used by AIM in making investment
funds. The Board also took into account       decisions for the Fund. The Board
the fact that uninvested cash and cash        concluded that such arrangements were
collateral from securities lending            appropriate.
arrangements, if any (collectively, "cash
balances") of the Fund may be invested in     o AIM'S financial soundness in light of
money market funds advised by AIM pursuant    the Fund's needs. The Board considered
to the terms of an SEC exemptive order.       whether AIM is financially sound and has
The Board found that the Fund may realize     the resources necessary to perform its
certain benefits upon investing cash          obligations under the Advisory
balances in AIM advised money market          Agreement, and concluded that AIM has
funds, including a higher net return,         the financial resources necessary to
increased liquidity, increased                fulfill its obligations under the
diversification or decreased transaction      Advisory Agreement.
costs. The Board also found that the Fund
will not receive reduced services if it       o Historical relationship between the
invests its cash balances in such money       Fund and AIM. In determining whether to
market funds. The Board noted that, to the    continue the Advisory Agreement for the
extent the Fund invests uninvested cash in    Fund, the Board also considered the
affiliated money market funds, AIM has        prior relationship between AIM and the
voluntarily agreed to waive a portion of      Fund, as well as the Board's knowledge
the advisory fees it receives from the        of AIM's operations, and concluded that
Fund attributable to such investment. The     it was beneficial to maintain the
Board further determined that the proposed    current relationship, in part, because
securities lending program and related        of such knowledge. The Board also
procedures with respect to the lending        reviewed the general nature of the
Fund is in the best interests of the          non-investment advisory services
lending Fund and its respective               currently performed by AIM and its
shareholders. The Board therefore             affiliates, such as administrative,
concluded that the investment of cash         transfer agency and distribution
collateral received in connection with the    services, and the fees received by AIM
securities lending program in the money       and its affiliates for performing such
market funds according to the procedures      services. In addition to reviewing such
is in the best interests of the lending       services, the trustees also considered
Fund and its respective shareholders.         the organizational structure employed by
                                              AIM and its affiliates to provide those
o Independent written evaluation and          services. Based on the review of these
recommendations of the Fund's Senior          and other factors, the Board concluded
Officer. The Board noted that, upon their     that AIM and its affiliates were
direction, the Senior Officer of the Fund,    qualified to continue to provide
who is independent of AIM and AIM's           non-investment advisory services to the
affiliates, had prepared an independent       Fund, including administrative, transfer
written evaluation in order to assist the     agency and distribution services, and
Board in determining the reasonableness of    that AIM and its affiliates currently
the proposed management fees of the AIM       are providing satisfactory
Funds, including the Fund. The Board noted    non-investment advisory services.
that the Senior Officer's written
evaluation had been relied upon by the        o Other factors and current trends. The
Board in this regard in lieu of a             Board considered the steps that AIM and
competitive bidding process. In               its affilates have taken over the last
determining whether to continue the           several years, and continue to take, in
Advisory Agreement for the Fund, the Board    order to improve the quality and
considered the Senior Officer's written       efficiency of the services they provide
evaluation.                                   to the Funds in the areas of investment
                                              performance, product line
o Profitability of AIM and its affiliates.    diversification, distribution, fund
The Board reviewed information concerning     operations, shareholder services and
the profitability of AIM'S (and its           compliance. The Board concluded that
affiliates') investment advisory and other    these steps taken by AIM have improved,
activities and its financial condition.       and are likely to continue to improve,
The Board considered the overall              the quality and efficiency of the
profitability of AIM, as well as the          services AIM and its affiliates provide
profitability of AIM in connection with       to the Fund in each of these areas, and
managing the Fund. The Board noted that       support the Board's approval of the
AIM's operations remain profitable,           continuance of the Advisory Agreement
although increased expenses in recent         for the Fund.
years have reduced AIM's profitability.
Based on the review of the profitability
of AIM's and its affiliates' investment
advisory and other activities and its
financial condition, the Board concluded
that the compensation to be paid by the
Fund to AIM under its Advisory Agreement
was not excessive.

Supplement to Annual Report dated 7/31/06

AIM INCOME FUND

                                                  ============================
INSTITUTIONAL CLASS SHARES                        AVERAGE ANNUAL TOTAL RETURNS                PLEASE NOTE THAT PAST PERFORMANCE
                                                  For periods ended 7/31/06               IS NOT INDICATIVE OF FUTURE RESULTS.
The following information has been                                                        MORE RECENT RETURNS MAY BE MORE OR
prepared to provide Institutional                 10 Years         4.62%                  LESS THAN THOSE SHOWN. ALL RETURNS
Class shareholders with a performance              5 Years         4.21                   ASSUME REINVESTMENT OF DISTRIBUTIONS
overview specific to their holdings.               1 Year          1.47                   AT NAV. INVESTMENT RETURN AND
Institutional Class shares are offered             6 Months*       0.55                   PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
exclusively to institutional                      ============================            SHARES, WHEN REDEEMED, MAY BE WORTH
investors, including defined                                                              MORE OR LESS THAN THEIR ORIGINAL COST.
contribution plans that meet certain              ============================            SEE FULL REPORT FOR INFORMATION ON
criteria.                                         AVERAGE ANNUAL TOTAL RETURNS            COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                                  For periods ended 6/30/06,              YOUR FUND PROSPECTUS FOR MORE
                                                  most recent calendar                    INFORMATION. FOR THE MOST CURRENT
                                                  quarter-end                             MONTH-END PERFORMANCE, PLEASE CALL
                                                                                          800-451-4246 OR VISIT
                                                  10 Years         4.46%                  AIMINVESTMENTS.COM.
                                                   5 Years         4.40
                                                   1 Year         -0.60
                                                   6 Months*      -0.59

                                                  *  Cumulative total return
                                                  that has not been annualized
                                                  ============================

                                                  INSTITUTIONAL CLASS SHARES' INCEPTION
                                                  DATE IS OCTOBER 25, 2005. RETURNS
                                                  SINCE THAT DATE ARE HISTORICAL
                                                  RETURNS. ALL OTHER RETURNS ARE BLENDED
                                                  RETURNS OF HISTORICAL INSTITUTIONAL
                                                  CLASS SHARE PERFORMANCE AND RESTATED
                                                  CLASS A SHARE PERFORMANCE (FOR PERIODS
                                                  PRIOR TO THE INCEPTION DATE OF
                                                  INSTITUTIONAL CLASS SHARES) AT NET
                                                  ASSET VALUE (NAV) AND REFLECT THE
                                                  HIGHER RULE 12B-1 FEES APPLICABLE TO
                                                  CLASS A SHARES. CLASS A SHARES'
                                                  INCEPTION DATE IS MAY 3, 1968.

                                                      INSTITUTIONAL CLASS SHARES HAVE NO
                                                  SALES CHARGE; THEREFORE, PERFORMANCE
=====================                             IS AT NAV. PERFORMANCE OF
NASDAQ SYMBOL   AIIRX                             INSTITUTIONAL CLASS SHARES WILL DIFFER
=====================                             FROM PERFORMANCE OF OTHER SHARE
                                                  CLASSES PRIMARILY DUE TO DIFFERING
                                                  SALES CHARGES AND CLASS EXPENSES.

Over for information on your Fund's expenses.

=====================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=====================================================================================

F0R INSTITUTIONAL INVESTOR USE ONLY
This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


      [YOUR GOALS,
     OUR SOLUTIONS.]                       [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--                  --REGISTERED TRADEMARK--

AIMINVESTMENTS.COM                 INC-INS-1            A I M Distributors, Inc.

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      divide your account value by $1,000                 THE HYPOTHETICAL ACCOUNT VALUES
                                             (for example, an $8,600 account value           AND EXPENSES MAY NOT BE USED TO
As a shareholder of the Fund, you            divided by $1,000 = 8.6), then                  ESTIMATE THE ACTUAL ENDING ACCOUNT
incur ongoing costs, including               multiply the result by the number in            BALANCE OR EXPENSES YOU PAID FOR THE
management fees and other Fund               the table under the heading entitled            PERIOD. YOU MAY USE THIS INFORMATION
expenses. This example is intended to        "Actual Expenses Paid During Period"            TO COMPARE THE ONGOING COSTS OF
help you understand your ongoing costs       to estimate the expenses you paid on            INVESTING IN THE FUND AND OTHER FUNDS.
(in dollars) of investing in the Fund        your account during this period.                TO DO SO, COMPARE THIS 5% HYPOTHETICAL
and to compare these costs with                                                              EXAMPLE WITH THE 5% HYPOTHETICAL
ongoing costs of investing in other          HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES    EXAMPLES THAT APPEAR IN THE
mutual funds. The example is based on                                                        SHAREHOLDER REPORTS OF THE OTHER
an investment of $1,000 invested at          The table below also provides                   FUNDS.
the beginning of the period and held         information about hypothetical account
for the entire period February 1,            values and hypothetical expenses based              Please note that the expenses
2006, through July 31, 2006.                 on the Fund's actual expenses ratio             shown in the table are meant to
                                             and an assumed rate of return of 5%             highlight your ongoing costs only.
ACTUAL EXPENSES                              per year before expenses, which is not          Therefore, the hypothetical
                                             the Fund's actual return. The Fund's            information is useful in comparing
The table below provides information         actual cumulative total return after            ongoing costs only, and will not help
about actual account values and actual       expenses for the six months ended July          you determine the relative total costs
expenses. You may use the information        31, 2006, appears in the table on the           of owning different funds.
in this table, together with the             front of this supplement.
amount you invested, to estimate the
expenses that you paid over the
period. Simply

=============================================================================================================
                                                                         HYPOTHETICAL
                                           ACTUAL             (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING         ENDING        EXPENSES            ENDING        EXPENSES       ANNUALIZED
    SHARE       ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING       ACCOUNT VALUE   PAID DURING        EXPENSE
    CLASS         (2/1/06)       (7/31/06)(1)    PERIOD(2)          (7/31/06)      PERIOD(2)          RATIO
Institutional     $1,000.00       $1,005.50        $3.13            $1,021.67        $3.16           0.63%

(1)  The actual ending account value is based on the actual total return of the Fund for the period February
     1, 2006, through July 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
     The Fund's actual cumulative total return after expenses for the six months ended July 31, 2006, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
=============================================================================================================

AIMINVESTMENTS.COM   INC-INS-1   A I M Distributors, Inc.

AIM INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2006


                                                 PRINCIPAL
                                                   AMOUNT          VALUE
-----------------------------------------------------------------------------
U.S. DOLLAR DENOMINATED BONDS & NOTES-82.59%

AEROSPACE & DEFENSE-0.68%

Systems 2001 Asset Trust LLC (Cayman
  Islands)-Series 2001, Class G, Pass Through
  Ctfs., (INS-MBIA Insurance Corp.) 6.66%,
  09/15/13 (Acquired 02/09/05-10/27/05; Cost
  $4,204,002)(a)(b)(c)                         $    3,828,115   $  3,958,845
=============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.75%

Bank of New York Institutional Capital Trust-
  Series A, Trust Pfd. Bonds, 7.78%, 12/01/26
  (Acquired 06/12/03; Cost $3,715,292)(a)(b)        3,115,000      3,258,165
-----------------------------------------------------------------------------
GAMCO Investors, Inc., Sr. Unsec. Unsub.
  Notes, 5.22%, 02/17/07(b)                         1,755,000      1,749,103
-----------------------------------------------------------------------------
Janus Capital Group Inc., Sr. Unsec. Notes,
  7.00%, 11/01/06(b)                                1,650,000      1,654,604
-----------------------------------------------------------------------------
Mellon Capital II-Series B, Jr. Gtd. Sub.
  Trust Pfd. Bonds, 8.00%, 01/15/27(b)              2,075,000      2,179,456
-----------------------------------------------------------------------------
Nuveen Investments, Inc., Sr. Unsec. Sub.
  Notes, 5.50%, 09/15/15(b)                         1,425,000      1,357,013
=============================================================================
                                                                  10,198,341
=============================================================================

AUTOMOBILE MANUFACTURERS-1.29%

DaimlerChrysler North America Holding Corp.,
  Gtd. Floating Rate Global Notes, 5.49%,
  03/07/07(b)(d)                                      500,000        500,346
-----------------------------------------------------------------------------
  Notes, 4.13%, 03/07/07(b)                         3,525,000      3,493,205
-----------------------------------------------------------------------------
  Series A, Gtd. Medium Term Notes, 7.38%,
  09/15/06(b)                                       3,530,000      3,535,789
=============================================================================
                                                                   7,529,340
=============================================================================

BROADCASTING & CABLE TV-6.15%

Adelphia Communications Corp., Sr. Unsec.
  Notes, 10.88%, 10/01/10(b)(e)                       885,000        519,938
-----------------------------------------------------------------------------
British Sky Broadcasting Group PLC (United
  Kingdom), Unsec. Gtd. Global Notes, 7.30%,
  10/15/06(b)                                       2,000,000      2,004,800
-----------------------------------------------------------------------------
Charter Communications Operating, LLC/Charter
  Communications Operating Capital Corp., Sr.
  Second Lien Notes, 8.00%, 04/30/12
  (Acquired 05/11/04; Cost $1,771,000)(a)(b)        1,840,000      1,844,600
-----------------------------------------------------------------------------
Clear Channel Communications, Inc.,
  Sr. Unsec. Global Notes, 6.00%, 11/01/06(b)       5,650,000      5,654,124
-----------------------------------------------------------------------------
  Sr. Unsec. Notes, 3.13%, 02/01/07(b)              2,065,000      2,037,164
-----------------------------------------------------------------------------
Comcast Cable Communications Holdings Inc.,
  Unsec. Gtd. Global Notes, 9.46%,
  11/15/22(b)                                       5,030,000      6,334,480
-----------------------------------------------------------------------------
Comcast Corp., Sr. Sub. Deb., 10.63%,
  07/15/12(b)                                       4,010,000      4,804,421
-----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT          VALUE
-----------------------------------------------------------------------------

BROADCASTING & CABLE TV-(CONTINUED)

Cox Communications, Inc., Unsec. Notes,
  7.75%, 08/15/06(b)                           $    1,955,000   $  1,956,368
-----------------------------------------------------------------------------
Cox Enterprises, Inc., Notes, 8.00%, 02/15/07
  (Acquired 01/27/06-04/27/06; Cost
  $6,419,340)(a)(b)                                 6,260,000      6,328,109
-----------------------------------------------------------------------------
CSC Holdings Inc.,
  Series B, Sr. Unsec. Unsub. Notes,
  7.63%, 04/01/11(b)                                  645,000        656,288
-----------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.88%, 12/15/07(b)              1,925,000      1,963,500
-----------------------------------------------------------------------------
Time Warner Entertainment Co. L.P., Sr.
  Unsec. Deb., 8.38%, 03/15/23(b)                   1,600,000      1,799,776
=============================================================================
                                                                  35,903,568
=============================================================================

CASINOS & GAMING-1.60%

Caesars Entertainment, Inc., Sr. Unsec.
  Notes, 8.50%, 11/15/06(b)                         7,520,000      7,574,520
-----------------------------------------------------------------------------
Harrah's Operating Co., Inc., Unsec. Gtd.
  Global Notes, 7.13%, 06/01/07(b)                  1,750,000      1,767,797
=============================================================================
                                                                   9,342,317
=============================================================================

COMMERCIAL PRINTING-0.30%

Deluxe Corp., Medium Term Notes, 2.75%,
  09/15/06(b)                                       1,770,000      1,764,301
=============================================================================

CONSUMER FINANCE-4.64%

Capital One Capital I, Sub. Floating Rate
  Trust Pfd. Bonds, 6.70%, 02/01/27 (Acquired
  09/15/04-04/12/06; Cost
  $5,665,402)(a)(b)(d)                              5,600,000      5,647,712
-----------------------------------------------------------------------------
Capital One Financial Corp., Sr. Unsec.
  Notes, 8.75%, 02/01/07(b)                           751,000        761,852
-----------------------------------------------------------------------------
Ford Motor Credit Co.,
  Notes, 6.63%, 06/16/08(b)                         2,760,000      2,670,383
-----------------------------------------------------------------------------
  Sr. Unsec. Notes, 4.95%, 01/15/08(b)             11,530,000     11,010,227
-----------------------------------------------------------------------------
General Motors Acceptance Corp., Floating
  Rate Medium Term Notes,
  6.04%, 03/20/07(b)(d)                             1,475,000      1,470,903
-----------------------------------------------------------------------------
  6.41%, 01/16/07(b)(d)                             5,520,000      5,516,088
=============================================================================
                                                                  27,077,165
=============================================================================

DIVERSIFIED BANKS-7.80%

AB Spintab (Sweden), Bonds, 7.50% (Acquired
  02/12/04-11/22/04; Cost
  $4,228,740)(a)(b)(f)                              3,790,000      3,792,160
-----------------------------------------------------------------------------
Abbey National PLC (United Kingdom), Sub.
  Yankee Notes, 7.35%(b)(f)                         3,229,000      3,255,155
-----------------------------------------------------------------------------
Bangkok Bank PCL (Hong Kong), Unsec. Sub.
  Notes, 9.03%, 03/15/29 (Acquired 04/21/05-
  05/11/06; Cost $5,496,246)(a)(b)                  4,465,000      5,282,765
-----------------------------------------------------------------------------

AIM INCOME FUND


                                                 PRINCIPAL
                                                   AMOUNT          VALUE
-----------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

BankAmerica Institutional-Series A, Gtd.
  Trust Pfd. Bonds, 8.07%, 12/31/26 (Acquired
  02/15/06; Cost $487,848)(a)(b)               $      460,000   $    482,278
-----------------------------------------------------------------------------
BankBoston Capital Trust II-Series B, Gtd.
  Trust Pfd. Bonds, 7.75%, 12/15/26(b)              2,075,000      2,169,018
-----------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom), Floating
  Rate Global Notes, 5.10%, 08/08/07
  (Acquired 04/06/06; Cost
  $1,492,215)(a)(b)(g)                              1,500,000      1,500,795
-----------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Trust Pfd.
  Notes, 8.85%, 06/01/27 (Acquired 05/22/03-
  11/22/04; Cost $6,116,283)(a)(b)                  4,840,000      5,161,376
-----------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Trust Pfd.
  Notes, 8.23%, 02/01/27(b)                         3,790,000      3,985,412
-----------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
  Unsec. Sub. Floating Rate Euro Notes,
  5.75%(b)(f)(h)                                    2,300,000      2,055,991
-----------------------------------------------------------------------------
Mizuho Financial Group Cayman Ltd. (Cayman
  Islands), Gtd. Sub. Second Tier Euro Bonds,
  8.38%(b)(f)                                       1,070,000      1,126,725
-----------------------------------------------------------------------------
National Bank of Canada (Canada), Floating
  Rate Euro Deb., 5.13%, 08/29/87(b)(h)             2,700,000      2,216,295
-----------------------------------------------------------------------------
National Westminster Bank PLC (United
  Kingdom)-Series B, Unsec. Sub. Floating
  Rate Euro Notes, 5.19%(b)(f)(h)                   3,270,000      2,896,680
-----------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Sub. Deb.,
  8.25%, 11/01/24(b)                                2,080,000      2,501,762
-----------------------------------------------------------------------------
RBS Capital Trust III, Sub. Trust Pfd. Global
  Notes, 5.51%(b)(f)                                1,350,000      1,279,908
-----------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp. (Japan), Sub.
  Second Tier Euro Notes, 8.15%(b)(f)               1,800,000      1,873,742
-----------------------------------------------------------------------------
US Trust Capital Trust-Series A, Trust Pfd.
  Bonds, 8.41%, 02/01/27 (Acquired 02/15/06;
  Cost $3,185,666)(a)(b)                            2,990,000      3,153,344
-----------------------------------------------------------------------------
VTB Capital S.A. (Russia), Sr. Floating Rate
  Notes, 6.17%, 09/21/07 (Acquired 12/14/05;
  Cost $2,790,000)(a)(b)(d)                         2,790,000      2,788,605
=============================================================================
                                                                  45,522,011
=============================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-1.15%

Cendant Corp., Sr. Unsec. Global Notes,
  6.88%, 08/15/06(b)                                6,685,000      6,687,674
=============================================================================

DRUG RETAIL-0.16%

Rite Aid Corp., Sr. Unsec. Unsub. Notes,
  7.13%, 01/15/07(b)                                  920,000        928,050
=============================================================================

ELECTRIC UTILITIES-2.51%

Indiana Michigan Power Co.-Series C, Sr.
  Unsec. Notes, 6.13%, 12/15/06(b)                    720,000        721,390
-----------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Global
  Notes, 13.50%, 07/15/08(b)                        1,840,000      2,060,800
-----------------------------------------------------------------------------
Potomac Electric Power Co.-Series A, Medium
  Term Notes, 7.64%, 01/17/07(b)                      550,000        553,872
-----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT          VALUE
-----------------------------------------------------------------------------

ELECTRIC UTILITIES-(CONTINUED)

Sierra Pacific Power Co.-Series C, Medium
  Term Notes, 6.62%, 11/29/06(b)               $    7,350,000   $  7,414,312
-----------------------------------------------------------------------------
Southern Co. Capital Trust I, Gtd. Trust Pfd.
  Notes, 8.19%, 02/01/37(b)                         3,680,000      3,878,720
=============================================================================
                                                                  14,629,094
=============================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.08%

Waste Management, Inc., Unsec. Notes, 7.00%,
  10/15/06(b)                                         460,000        461,155
=============================================================================

FOOD RETAIL-1.59%

Kroger Co. (The),
  Notes, 7.80%, 08/15/07(b)                         2,950,000      3,013,779
-----------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 7.63%, 09/15/06(b)         2,099,000      2,103,324
-----------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.65%, 04/15/07(b)              3,020,000      3,060,740
-----------------------------------------------------------------------------
Safeway Inc.,
  Sr. Sub. Deb., 9.88%, 03/15/07(b)                    77,000         78,868
-----------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.00%, 09/15/07(b)                993,000      1,007,249
=============================================================================
                                                                   9,263,960
=============================================================================

GAS UTILITIES-0.96%

Consolidated Natural Gas Co.-Series B, Sr.
  Unsec. Unsub. Notes, 5.38%, 11/01/06(b)           5,610,000      5,605,063
=============================================================================

GENERAL MERCHANDISE STORES-0.16%

Pantry, Inc. (The), Sr. Sub. Global Notes,
  7.75%, 02/15/14(b)                                  920,000        920,000
=============================================================================

HEALTH CARE DISTRIBUTORS-0.42%

Cardinal Health, Inc., Sr. Unsec. Notes,
  7.30%, 10/15/06(b)                                2,445,000      2,452,164
=============================================================================

HEALTH CARE SERVICES-1.43%

Caremark Rx, Inc., Sr. Unsec. Notes, 7.38%,
  10/01/06(b)                                       6,537,000      6,551,774
-----------------------------------------------------------------------------
Orlando Lutheran Towers Inc., Bonds, 7.75%,
  07/01/11(b)                                       1,830,000      1,810,785
=============================================================================
                                                                   8,362,559
=============================================================================

HOME IMPROVEMENT RETAIL-0.16%

Sherwin-Williams Co. (The), Sr. Notes, 6.85%,
  02/01/07(b)                                         930,000        935,617
=============================================================================

HOMEBUILDING-1.52%

D.R. Horton, Inc.,
  Sr. Unsec. Gtd. Notes, 8.00%, 02/01/09(b)         2,725,000      2,849,505
-----------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.88%, 08/15/11(b)              5,000,000      5,274,200
-----------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec. Unsub.
  Notes, 8.00%, 08/15/06(b)                           750,000        750,443
=============================================================================
                                                                   8,874,148
=============================================================================

HOTELS, RESORTS & CRUISE LINES-0.33%

Intrawest Corp. (Canada), Sr. Unsec. Global
  Notes, 7.50%, 10/15/13(b)                         1,945,000      1,949,862
=============================================================================

AIM INCOME FUND


                                                 PRINCIPAL
                                                   AMOUNT          VALUE
-----------------------------------------------------------------------------

HOUSEWARES & SPECIALTIES-0.05%

Newell Rubbermaid Inc., Unsec. Notes, 6.00%,
  03/15/07(b)                                  $      300,000   $    299,643
=============================================================================

INDUSTRIAL CONGLOMERATES-0.98%

Tyco International Group S.A. (Luxembourg),
  Unsec. Gtd. Unsub. Yankee Notes, 5.80%,
  08/01/06(b)                                       5,726,000      5,725,084
=============================================================================

INSURANCE BROKERS-0.82%

Aon Corp., Unsec. Notes, 6.95%, 01/15/07(b)           240,000        241,553
-----------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., Sr. Unsec.
  Global Notes, 5.38%, 03/15/07(b)                  4,550,000      4,542,583
=============================================================================
                                                                   4,784,136
=============================================================================

INTEGRATED OIL & GAS-2.69%

ConocoPhillips, Unsec. Deb., 7.13%,
  03/15/28(b)                                       4,185,000      4,261,753
-----------------------------------------------------------------------------
Duke Energy Field Services LLC, Sr. Unsec.
  Notes, 5.75%, 11/15/06(b)                         1,460,000      1,459,693
-----------------------------------------------------------------------------
Husky Oil Ltd. (Canada),
  Sr. Unsec. Yankee Notes, 7.13%, 11/15/06(b)       3,650,000      3,666,060
-----------------------------------------------------------------------------
  Yankee Bonds, 8.90%, 08/15/28(b)                  6,000,000      6,315,000
=============================================================================
                                                                  15,702,506
=============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-6.49%

Embarq Corp.,
  Notes, 6.74%, 06/01/13(b)                         2,760,000      2,793,976
-----------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.08%, 06/01/16(b)              4,600,000      4,650,508
-----------------------------------------------------------------------------
SBC Communications Capital Corp.-Series D,
  Medium Term Notes, 6.68%, 11/28/07(b)             3,380,000      3,427,759
-----------------------------------------------------------------------------
TCI Communications Financing III, Gtd. Trust
  Pfd. Bonds, 9.65%, 03/31/27(b)                    5,250,000      5,634,195
-----------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 7.50%,
  06/01/07(b)                                       2,240,000      2,273,085
-----------------------------------------------------------------------------
Verizon California Inc.-Series G, Unsec.
  Deb., 5.50%, 01/15/09(b)                          1,840,000      1,829,659
-----------------------------------------------------------------------------
Verizon Communications Inc., Unsec. Deb.,
  8.75%, 11/01/21(b)                                5,560,000      6,431,586
-----------------------------------------------------------------------------
Verizon Florida Inc.-Series F, Sr. Unsec.
  Deb., 6.13%, 01/15/13(b)                          1,380,000      1,364,171
-----------------------------------------------------------------------------
Verizon Maryland Inc.-Series A, Unsec. Global
  Notes, 6.13%, 03/01/12(b)                           755,000        756,336
-----------------------------------------------------------------------------
Verizon New York Inc., Unsec. Deb., 7.00%,
  12/01/33(b)                                       1,990,000      1,969,603
-----------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Unsec. Global
  Deb., 4.63%, 03/15/13(b)                          7,375,000      6,720,837
=============================================================================
                                                                  37,851,715
=============================================================================

                                                 PRINCIPAL
                                                   AMOUNT          VALUE
-----------------------------------------------------------------------------


INVESTMENT BANKING & BROKERAGE-0.16%

Dryden Investor Trust, Bonds, 7.16%, 07/23/08
  (Acquired 04/10/06; Cost $305,568)(a)(b)     $      300,180   $    305,179
-----------------------------------------------------------------------------
Jefferies Group, Inc.-Series B, Sr. Unsec.
  Notes, 7.50%, 08/15/07(b)                           590,000        600,525
=============================================================================
                                                                     905,704
=============================================================================

LEISURE PRODUCTS-0.84%

Brunswick Corp., Unsec. Unsub. Notes, 6.75%,
  12/15/06(b)                                       4,890,000      4,909,267
=============================================================================

LIFE & HEALTH INSURANCE-2.40%

Americo Life Inc., Notes, 7.88%, 05/01/13
  (Acquired 04/25/03; Cost $1,314,253)(a)(b)        1,330,000      1,317,591
-----------------------------------------------------------------------------
Prudential Holdings, LLC-Series B, Bonds,
  (INS-Financial Security Assurance Inc.)
  7.25%, 12/18/23 (Acquired 01/22/04-
  01/29/04; Cost $7,072,349)(a)(b)(c)               6,000,000      6,766,140
-----------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06(b)                                1,575,000      1,583,300
-----------------------------------------------------------------------------
Sun Life Canada (U.S.) Capital Trust, Gtd.
  Trust Pfd. Notes, 8.53% (Acquired 02/13/06;
  Cost $4,388,202)(a)(b)(f)                         4,090,000      4,341,822
=============================================================================
                                                                  14,008,853
=============================================================================

MANAGED HEALTH CARE-0.78%

Humana Inc., Sr. Unsec. Notes, 7.25%,
  08/01/06(b)                                       4,580,000      4,579,267
=============================================================================

METAL & GLASS CONTAINERS-0.26%

Owens-Brockway Glass Container Inc., Sr.
  Unsec. Gtd. Global Notes, 8.25%,
  05/15/13(b)                                       1,485,000      1,501,706
=============================================================================

MOVIES & ENTERTAINMENT-1.51%

News America Holdings Inc., Sr. Unsec. Gtd.
  Deb., 7.75%, 12/01/45(b)                          1,970,000      2,097,124
-----------------------------------------------------------------------------
Time Warner Cos., Inc., Unsec. Deb., 9.15%,
  02/01/23(b)                                       5,470,000      6,692,545
=============================================================================
                                                                   8,789,669
=============================================================================

MULTI-UTILITIES-0.64%

Ameren Corp., Bonds, 4.26%, 05/15/07(b)             2,210,000      2,186,839
-----------------------------------------------------------------------------
PSI Energy, Inc., Unsec. Deb., 7.85%,
  10/15/07(b)                                         735,000        754,228
-----------------------------------------------------------------------------
Sempra Energy, Sr. Notes, 4.62%, 05/17/07(b)          820,000        813,653
=============================================================================
                                                                   3,754,720
=============================================================================

OIL & GAS EQUIPMENT & SERVICES-0.23%

Cameron International Corp., Sr. Unsec.
  Notes, 2.65%, 04/15/07(b)                         1,350,000      1,322,811
=============================================================================

AIM INCOME FUND


                                                 PRINCIPAL
                                                   AMOUNT          VALUE
-----------------------------------------------------------------------------

OIL & GAS EXPLORATION & PRODUCTION-2.56%

Devon Energy Corp., Sr. Unsec. Notes, 2.75%,
  08/01/06(b)                                  $    2,320,000   $  2,320,023
-----------------------------------------------------------------------------
Pemex Project Funding Master Trust,
  Sr. Unsec. Gtd. Notes, 5.75%, 12/15/15
  (Acquired 01/26/06; Cost $1,077,890)(a)(b)        1,090,000      1,042,313
-----------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Global Notes, 5.75%,
    12/15/15(b)                                     2,695,000      2,572,377
-----------------------------------------------------------------------------
    8.63%, 02/01/22(b)                              7,725,000      9,019,324
=============================================================================
                                                                  14,954,037
=============================================================================

OIL & GAS REFINING & MARKETING-0.78%

Western Power Distribution Holdings Ltd.
  (United Kingdom), Unsec. Unsub. Notes,
  7.38%, 12/15/28 (Acquired 01/25/05-
  03/03/05; Cost $4,822,997)(a)(b)                  4,225,000      4,531,143
=============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-8.48%

General Electric Capital Corp., Unsec.
  Floating Rate Putable Deb., 5.10%,
  09/01/07(b)(g)                                      590,000        575,284
-----------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Sub.
  Bonds, 9.87% (Acquired 06/16/04-03/03/06;
  Cost $8,173,107)(a)(b)(f)                         7,245,000      7,781,058
-----------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico),
  Series 1999-2, Class A1, Global Bonds,
  9.69%, 08/15/09(b)                                5,053,750      5,344,745
-----------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 8.02%, 05/15/07(b)       1,930,001      1,940,249
-----------------------------------------------------------------------------
Premium Asset TrustSeries 2004-04, Sr. Notes,
  4.13%, 03/12/09 (Acquired 03/04/04; Cost
  $5,321,432)(a)(b)                                 5,325,000      5,106,835
-----------------------------------------------------------------------------
Regional Diversified Funding (Cayman
  Islands), Sr. Notes, 9.25%, 03/15/30
  (Acquired 01/10/03-09/22/04; Cost
  $5,704,016)(a)(b)                                 4,921,111      5,423,458
-----------------------------------------------------------------------------
Regional Diversified Funding (Cayman Islands)
  Class A-1a, Sr. Floating Rate Notes, 5.82%,
  01/25/36 (Acquired 03/21/05; Cost
  $3,199,542)(a)(b)(d)                              3,199,542      3,134,052
-----------------------------------------------------------------------------
Residential Capital Corp., Sr. Unsec.
  Floating Rate Global Notes, 6.88%,
  06/29/07(b)(d)                                    2,850,000      2,864,264
-----------------------------------------------------------------------------
Toll Road Investors Partnership II, L.P.-
  Series 2005A, Disc. Bonds, (INS-MBIA
  Insurance Corp.) 5.65%, 02/15/45 (Acquired
  03/11/05-03/22/06; Cost
  $6,818,660)(a)(b)(c)(f)(i)                       58,010,585      7,108,211
-----------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating Rate
  Pass Through Ctfs., 6.35% (Acquired
  12/07/04-04/03/06; Cost
  $5,904,980)(a)(b)(g)                              5,900,000      5,900,354
-----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT          VALUE
-----------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

UFJ Finance Aruba AEC (Aruba), Gtd. Sub.
  Second Tier Euro Bonds, 8.75%(b)(f)          $    3,000,000   $  3,157,656
-----------------------------------------------------------------------------
Windsor Financing LLC, Sr. Gtd. Notes, 5.88%,
  07/15/17 (Acquired 02/07/06; Cost
  $1,170,868)(a)(b)                                 1,170,868      1,145,952
=============================================================================
                                                                  49,482,118
=============================================================================

PACKAGED FOODS & MEATS-0.98%

Sara Lee Corp.-Series C, Medium Term Notes,
  6.95%, 10/09/06(b)                                  200,000        200,302
-----------------------------------------------------------------------------
Tyson Foods, Inc., Sr. Unsec. Global Notes,
  7.25%, 10/01/06(b)                                5,520,000      5,530,654
=============================================================================
                                                                   5,730,956
=============================================================================

PROPERTY & CASUALTY INSURANCE-4.93%

ACE INA Holdings Inc., Sr. Unsec. Gtd. Unsub.
  Notes, 8.30%, 08/15/06(b)                         1,495,000      1,496,091
-----------------------------------------------------------------------------
Executive Risk Capital Trust-Series B, Gtd.
  Trust Pfd. Bonds, 8.68%, 02/01/27(b)              1,400,000      1,479,268
-----------------------------------------------------------------------------
First American Capital Trust I, Gtd. Trust
  Pfd. Notes, 8.50%, 04/15/12(b)                    9,160,000      9,661,052
-----------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda), Unsec.
  Sub. Deb., 8.00%, 09/15/34 (Acquired
  04/29/05-06/09/05; Cost $4,062,420)(a)(b)         3,805,000      3,699,526
-----------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda),
  Notes, 7.56% (Acquired 06/15/06; Cost
  $10,000,000)(a)(b)(f)                            10,000,000     10,109,800
-----------------------------------------------------------------------------
  Sr. Unsec. Floating Rate Notes, 5.55%,
  10/06/06 (Acquired 10/12/05-10/13/05; Cost
  $2,297,638)(a)(b)(g)                              2,315,000      2,314,560
=============================================================================
                                                                  28,760,297
=============================================================================

PUBLISHING-0.95%

Pearson Inc., Medium Term Notes, 7.38%,
  09/15/06 (Acquired 01/06/06-01/11/06; Cost
  $5,585,036)(a)(b)                                 5,500,000      5,514,905
=============================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.71%

Southern Investments UK PLC (United Kingdom),
  Gtd. Trust Pfd. Yankee Notes,
  8.23%, 02/01/27(b)                                3,060,000      3,159,450
-----------------------------------------------------------------------------
  Sr. Unsec. Unsub. Yankee Notes, 6.80%,
  12/01/06(b)                                         940,000        943,281
=============================================================================
                                                                   4,102,731
=============================================================================

AIM INCOME FUND


                                                 PRINCIPAL
                                                   AMOUNT          VALUE
-----------------------------------------------------------------------------

REGIONAL BANKS-2.68%

Cullen/Frost Capital Trust I, Unsec. Sub.
  Floating Rate Notes, 6.78%, 03/01/34(b)(d)   $    6,550,000   $  6,571,942
-----------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate Trust
  Pfd. Bonds, 5.80%, 06/01/28(b)(d)                 1,160,000      1,128,715
-----------------------------------------------------------------------------
Popular North America Inc. Series F, Medium
  Term Notes, 5.20%, 12/12/07(b)                    1,600,000      1,589,056
-----------------------------------------------------------------------------
TCF National Bank, Sub. Notes, 5.00%,
  06/15/14(b)                                       2,120,000      2,065,855
-----------------------------------------------------------------------------
Western Financial Bank, Unsec. Sub. Deb.,
  9.63%, 05/15/12(b)                                3,830,000      4,297,107
=============================================================================
                                                                  15,652,675
=============================================================================

REINSURANCE-1.57%

GE Global Insurance Holding Corp., Unsec.
  Notes, 7.75%, 06/15/30(b)                         1,825,000      2,105,886
-----------------------------------------------------------------------------
Reinsurance Group of America, Inc., Jr.
  Unsec. Sub. Deb., 6.75%, 12/15/65(b)              1,920,000      1,802,976
-----------------------------------------------------------------------------
Stingray Pass-Through Trust, Pass Through
  Ctfs., 5.90%, 01/12/15 (Acquired 01/07/05-
  11/03/05; Cost $5,441,480)(a)(b)                  5,500,000      5,280,110
=============================================================================
                                                                   9,188,972
=============================================================================

SOVEREIGN DEBT-0.70%

Russian Federation (Russia)-REGS, Unsec.
  Unsub. Euro Bonds, 10.00%, 06/26/07
  (Acquired 05/14/04; Cost $4,428,938)(a)(b)        3,950,000      4,103,260
=============================================================================

SPECIALIZED REIT'S-0.66%

Health Care Property Investors, Inc., Notes,
  5.63%, 05/01/17(b)                                2,050,000      1,934,790
-----------------------------------------------------------------------------
Health Care REIT, Inc., Sr. Notes, 5.88%,
  05/15/15(b)                                       1,990,000      1,918,619
=============================================================================
                                                                   3,853,409
=============================================================================

SPECIALTY CHEMICALS-0.57%

ICI North America, Unsec. Gtd. Deb., 8.88%,
  11/15/06(b)                                         920,000        927,636
-----------------------------------------------------------------------------
NewMarket Corp., Sr. Unsec. Gtd. Global
  Notes, 8.88%, 05/01/10(b)                         2,300,000      2,374,750
=============================================================================
                                                                   3,302,386
=============================================================================

THRIFTS & MORTGAGE FINANCE-1.11%

Countrywide Home Loans, Inc.-Series E, Gtd.
  Medium Term Notes, 6.94%, 07/16/07(b)             1,760,000      1,782,141
-----------------------------------------------------------------------------
Greenpoint Capital Trust I, Gtd. Sub. Trust
  Pfd. Notes, 9.10%, 06/01/27(b)                    3,305,000      3,527,889
-----------------------------------------------------------------------------
Washington Mutual Capital I, Gtd. Sub. Trust
  Pfd. Notes, 8.38%, 06/01/27(b)                    1,100,000      1,162,656
=============================================================================
                                                                   6,472,686
=============================================================================

TOBACCO-1.04%

Altria Group, Inc., Unsec. Notes, 7.20%,
  02/01/07(b)                                       6,005,000      6,043,852
=============================================================================

                                                 PRINCIPAL
                                                   AMOUNT          VALUE
-----------------------------------------------------------------------------


TRUCKING-1.19%

Roadway Corp., Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08(b)                           $    6,675,000   $  6,933,256
=============================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.15%

Sprint Capital Corp., Unsec. Gtd. Notes,
  4.78%, 08/17/06(b)                                  450,000        449,856
-----------------------------------------------------------------------------
Sprint Nextel Corp., Deb., 9.25%, 04/15/22(b)       1,735,000      2,117,186
-----------------------------------------------------------------------------
Telephone & Data Systems, Inc., Unsec. Notes,
  7.00%, 08/01/06(b)                                4,170,000      4,169,333
=============================================================================
                                                                   6,736,375
=============================================================================
    Total U.S. Dollar Denominated Bonds &
      Notes (Cost $491,521,597)                                  481,863,373
=============================================================================

U.S. MORTGAGE-BACKED SECURITIES-10.56%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-3.49%

Pass Through Ctfs.,
  8.50%, 03/01/10(b)                                   19,581         19,859
-----------------------------------------------------------------------------
  7.00%, 06/01/15 to 06/01/32(b)                       63,287         65,046
-----------------------------------------------------------------------------
  6.50%, 04/01/16 to 01/01/35(b)                    2,638,821      2,683,702
-----------------------------------------------------------------------------
  5.50%, 09/01/16 to 12/01/33(b)                    3,163,580      3,105,151
-----------------------------------------------------------------------------
  6.00%, 04/01/17 to 11/01/33(b)                    1,525,520      1,531,033
-----------------------------------------------------------------------------
  7.50%, 06/01/30(b)                                    2,726          2,825
-----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 08/01/21 to 08/01/36(b)(j)(k)             11,500,000     10,987,188
-----------------------------------------------------------------------------
  6.00%, 08/01/36(b)(j)(k)                          2,000,000      1,988,750
=============================================================================
                                                                  20,383,554
=============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-6.45%

Pass Through Ctfs.,
  7.50%, 11/01/15 to 05/01/32(b)                      219,312        227,073
-----------------------------------------------------------------------------
  7.00%, 02/01/16 to 09/01/32(b)                      509,569        523,491
-----------------------------------------------------------------------------
  6.50%, 09/01/16 to 10/01/35(b)                    1,093,971      1,112,369
-----------------------------------------------------------------------------
  5.00%, 01/01/18 to 09/01/18(b)                      671,367        654,496
-----------------------------------------------------------------------------
  8.50%, 10/01/28(b)                                   93,732        100,476
-----------------------------------------------------------------------------
  8.00%, 10/01/30 to 04/01/32(b)                      432,237        456,653
-----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 08/01/15(b)(j)(k)                          2,295,080      2,229,096
-----------------------------------------------------------------------------
  6.00%, 08/01/15 to 08/01/36(b)(j)(k)              8,560,524      8,532,128
-----------------------------------------------------------------------------
  5.50%, 08/01/21 to 08/01/36(b)(j)(k)             22,800,000     22,275,000
-----------------------------------------------------------------------------
  6.50%, 08/01/36(b)(j)(k)                          1,513,005      1,530,972
=============================================================================
                                                                  37,641,754
=============================================================================

AIM INCOME FUND


                                                 PRINCIPAL
                                                   AMOUNT          VALUE
-----------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-0.62%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 01/15/32(b)               $      296,532(l) $    308,997
-----------------------------------------------------------------------------
  8.50%, 11/15/24(b)                                  131,684        142,412
-----------------------------------------------------------------------------
  8.00%, 09/20/26(b)                                   63,236         66,800
-----------------------------------------------------------------------------
  6.50%, 03/15/31 to 09/15/32(b)                      848,942        865,760
-----------------------------------------------------------------------------
  7.00%, 04/15/31 to 08/15/31(b)                       24,265         25,051
-----------------------------------------------------------------------------
  6.00%, 12/15/31 to 02/15/33(b)                      963,882(l)      966,157
-----------------------------------------------------------------------------
  5.50%, 02/15/34(b)                                1,263,796(l)    1,238,817
=============================================================================
                                                                   3,613,994
=============================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $61,593,118)                                          61,639,302
=============================================================================

ASSET-BACKED SECURITIES-5.75%

CONSUMER RECEIVABLES-0.52%

Pacific Coast CDO Ltd. (Cayman Islands)-
  Series 1A, Class A, Floating Rate Bonds,
  5.92%, 10/25/36 (Acquired 03/24/04-
  05/26/04; Cost $3,050,466)(a)(d)(m)               3,080,168      3,049,366
=============================================================================

COLLATERALIZED MORTGAGE OBLIGATIONS-0.23%

Federal Home Loan Bank (FHLB)-Series TQ-
  2015, Class A, Pass Through Ctfs., 5.07%,
  10/20/15(b)                                       1,395,736      1,351,114
=============================================================================

MULTI-SECTOR HOLDINGS-0.26%

Longport Funding Ltd.-Series 2005-2A, Class
  A1J, Floating Rate Bonds, 5.63%, 02/03/40
  (Acquired 03/31/05; Cost
  $1,500,000)(a)(d)(m)                              1,500,000      1,500,000
=============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-4.04%

Citicorp Lease Pass-Through Trust- Series
  1999-1, Class A2, Pass Through Ctfs.,
  8.04%, 12/15/19 (Acquired 06/01/00-
  01/26/06; Cost $8,956,427)(a)(b)                  7,780,000      8,865,427
-----------------------------------------------------------------------------
LILACS Repackaging 2005-I-Series A, Sec.
  Notes, 5.14%, 01/15/64 (Acquired 07/14/05;
  Cost $1,500,000)(a)(m)                            1,500,000      1,439,295
-----------------------------------------------------------------------------
Patrons' Legacy 2003-III-Series A, Ctfs.,
  5.65%, 01/17/17 (Acquired 12/12/03-
  11/04/04; Cost $3,512,705)(a)(m)                  3,500,000      3,418,520
-----------------------------------------------------------------------------
Patrons' Legacy-2004-I-Series A, Ctfs.,
  6.67%, 02/04/17 (Acquired 04/30/04; Cost
  $10,000,000)(a)(m)                               10,000,000      9,859,600
=============================================================================
                                                                  23,582,842
=============================================================================

PROPERTY & CASUALTY INSURANCE-0.70%

North Front Pass-Through Trust, Bonds, 5.81%,
  12/15/24 (Acquired 12/08/04; Cost
  $4,327,916)(a)(b)                                 4,300,000      4,077,131
=============================================================================
    Total Asset-Backed Securities (Cost
      $34,231,609)                                                33,560,453
=============================================================================

                                                 PRINCIPAL
                                                   AMOUNT          VALUE
-----------------------------------------------------------------------------


                                                   SHARES           VALUE
-----------------------------------------------------------------------------
PREFERRED STOCKS-4.01%

LIFE & HEALTH INSURANCE-0.35%

Aegon N.V. (Netherlands) 6.38% Pfd.                    83,000   $  2,026,030
=============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.05%

Auction Pass-Through Trust-Series 2001-4,
  Class A, 6.00% Floating Rate Pfd. (Acquired
  07/26/06; Cost $5,756,708)(a)(d)(m)(n)(o)                23      5,755,750
-----------------------------------------------------------------------------
Zurich RegCaPS Funding Trust IV, 5.70%
  Floating Rate Pfd. (Acquired 01/19/05; Cost
  $2,050,610)(a)(b)(d)                                  2,100      2,136,094
-----------------------------------------------------------------------------
Zurich RegCaPS Funding Trust VI, 5.88%
  Floating Rate Pfd. (Acquired 01/19/05; Cost
  $3,885,868)(a)(b)(d)                                  4,000      4,108,750
=============================================================================
                                                                  12,000,594
=============================================================================

THRIFTS & MORTGAGE FINANCE-1.03%

Fannie Mae,
  Series J, 4.72% Floating Rate Pfd.(p)                59,700      2,985,597
-----------------------------------------------------------------------------
  Series K, 5.40% Floating Rate Pfd.(p)                59,700      3,014,850
=============================================================================
                                                                   6,000,447
=============================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.58%

Telephone & Data Systems, Inc., Series A,
  7.60% Pfd.                                          136,000      3,385,040
=============================================================================
    Total Preferred Stocks (Cost $23,261,991)                     23,412,111
=============================================================================

                                                 PRINCIPAL
                                                   AMOUNT

MUNICIPAL OBLIGATIONS-3.62%

Detroit (City of), Michigan; Series 2005 A-1,
  Taxable Capital Improvement Limited Tax GO,
  (INS-Ambac Assurance Corp.) 4.96%,
  04/01/20(b)(c)                               $    1,430,000      1,308,164
-----------------------------------------------------------------------------
Indianapolis (City of), Indiana Local Public
  Improvement Bond Bank;
  Series 2005 A, Taxable RB,
  4.87%, 07/15/16(b)                                1,185,000      1,113,627
-----------------------------------------------------------------------------
  5.22%, 07/15/20(b)                                1,400,000      1,321,726
-----------------------------------------------------------------------------
  5.28%, 01/15/22(b)                                  900,000        846,000
-----------------------------------------------------------------------------
Industry (City of), California Urban
  Development Agency (Project 3); Series
  2003, Taxable Allocation RB, (INS-MBIA
  Insurance Corp.) 6.10%, 05/01/24(b)(c)            7,800,000      7,975,500
-----------------------------------------------------------------------------
Michigan (State of), Western Michigan
  University; Series 2005, RB, (INS-Ambac
  Assurance Corp.) 4.41%, 11/15/14(b)(c)            1,175,000      1,120,151
-----------------------------------------------------------------------------
New Hampshire (State of); Series 2005 B,
  Taxable Unlimited Tax GO, 4.65%,
  05/15/15(b)                                       1,450,000      1,366,625
-----------------------------------------------------------------------------

AIM INCOME FUND

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
-----------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-(CONTINUED)

Phoenix (City of), Arizona Civic Improvement
  Corp.; Series 2004, Taxable Rental Car
  Facility Charge RB (INS-Financial Guaranty
  Insurance Co.),
  3.69%, 07/01/07(b)(c)                        $    2,500,000   $  2,462,600
-----------------------------------------------------------------------------
  4.21%, 07/01/08(b)(c)                             3,700,000      3,620,265
=============================================================================
    Total Municipal Obligations (Cost
      $21,726,145)                                                21,134,658
=============================================================================

NON-U.S. DOLLAR DENOMINATED BONDS &
  NOTES-1.06%

JAPAN-1.06%

Takefuji Corp. (Consumer Finance), Sr. Unsec.
  Medium Term Euro Notes, 1.02%, 03/01/34(q)
  (Cost $7,147,880)   JPY                       1,400,000,000      6,164,152
=============================================================================

U.S. GOVERNMENT AGENCY SECURITIES-0.59%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.59%

Unsec. Floating Rate Global Notes, 4.69%,
  02/17/09(b)(g) (Cost $3,500,000)                  3,500,000      3,416,315
=============================================================================

U.S. TREASURY NOTES-0.56%

  3.00%, 12/31/06(b) (Cost $3,270,721)              3,300,000      3,270,366
=============================================================================

                                                   SHARES
COMMON STOCKS & OTHER EQUITY INTERESTS-0.00%

BROADCASTING & CABLE TV-0.00%

ONO Finance PLC (United Kingdom)-REG S- Wts.,
  expiring 01/05/09 (Acquired 07/30/99; Cost
  $0)(a)(m)(n)(r)                                         300              0
=============================================================================

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc.-Wts., expiring
  11/15/09 (Acquired 06/13/00; Cost
  $0)(a)(m)(n)(r)                                       3,845              0
-----------------------------------------------------------------------------
O'Sullivan Industries, Inc.-Series B,
  Pfd.-Wts., expiring 11/15/09 (Acquired
  06/13/00; Cost $0)(a)(m)(n)(r)                        3,845              0
=============================================================================
                                                                           0
=============================================================================

                                                   SHARES           VALUE
-----------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  07/21/00-11/15/00; Cost
  $48,673)(a)(m)(n)(r)                                  6,485   $          0
-----------------------------------------------------------------------------
XO Holdings Inc.(s)                                       128            506
-----------------------------------------------------------------------------
XO Holdings Inc.-Class A-Wts., expiring
  01/16/10(t)                                           3,302          1,915
-----------------------------------------------------------------------------
XO Holdings Inc.-Class B-Wts., expiring
  01/16/10(t)                                           2,476            867
-----------------------------------------------------------------------------
XO Holdings Inc.-Class C-Wts., expiring
  01/16/10(t)                                           2,476            594
=============================================================================
                                                                       3,882
=============================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $50,214)                                         3,882
=============================================================================

MONEY MARKET FUNDS-0.14%

Liquid Assets Portfolio-Institutional
  Class(u)                                            397,840        397,840
-----------------------------------------------------------------------------
Premier Portfolio-Institutional Class(u)              397,840        397,840
=============================================================================
    Total Money Market Funds (Cost $795,680)                         795,680
=============================================================================
TOTAL INVESTMENTS-108.88% (Cost $647,098,955)                    635,260,292
=============================================================================
OTHER ASSETS LESS LIABILITIES-(8.88)%                            (51,836,855)
=============================================================================
NET ASSETS-100.00%                                              $583,423,437
_____________________________________________________________________________
=============================================================================

AIM INCOME FUND

Investment Abbreviations:

Ctfs.    - Certificates
Deb.     - Debentures
Disc.    - Discounted
GO       - General Obligation Bonds
Gtd.     - Guaranteed
INS      - Insurer
JPY      - Japanese Yen
Jr.      - Junior
LILACS   - Life Insurance and Life Annuities Backed Charitable Securities
Pfd.     - Preferred
RB       - Revenue Bonds
RegCaPS  - Regulatory Capital Preferred Securities
REGS     - Regulation S
REIT     - Real Estate Investment Trust
Sec.     - Secured
Sr.      - Senior
Sub.     - Subordinated
TBA      - To Be Announced
Unsec.   - Unsecured
Unsub.   - Unsubordinated
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at July 31, 2006 was $172,334,956, which represented 29.54% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2006 was $591,862,530, which represented 101.45% of the Fund's Net Assets. See
    Note 1A.
(c) Principal and/or interest payments are secured by the bond insurance company listed.
(d) Interest or dividend rate is redetermined quarterly. Rate shown is the rate in effect on July 31, 2006.
(e) Defaulted security. Currently, the issuer is in default with respect to interest payments. The value of this security at July 31, 2006 represented 0.09% of the Fund's Net Assets.
(f) Perpetual bond with no specified maturity date.
(g) Interest rate is redetermined monthly. Rate shown is the rate in effect on July 31, 2006.
(h) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on July 31, 2006.
(i) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(j) Security purchased on forward commitment basis.
(k) A portion of the principal balance is subject to dollar roll transactions. See Note 1I.
(l) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 10.
(m) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at July 31, 2006 was $25,022,531, which represented 4.29% of the Fund's Net Assets.
(n) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at July 31, 2006 was $5,755,750, which represented 0.99% of the Fund's Net Assets. See Note 1A.
(o) The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of July 31, 2006 represented 0.99% of the Fund's Net Assets. See Note 3.
(p) Dividend rate is redetermined bi-annually. Rate shown is the rate in effect on July 31, 2006.
(q) Foreign denominated security. Principal amount is denominated in currency indicated.
(r) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(s) Non-income producing security.
(t) Non-income producing security acquired through a corporate action.
(u) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2006

ASSETS:

Investments, at value (cost $640,546,567)      $ 628,708,862
------------------------------------------------------------
Investments in affiliates, at value (cost
  $6,552,388)                                      6,551,430
============================================================
     Total investments (cost $647,098,955)       635,260,292
============================================================
Foreign currencies, at value (cost $35)                   36
------------------------------------------------------------
Receivables for:
  Variation margin                                    26,912
------------------------------------------------------------
  Fund shares sold                                   432,880
------------------------------------------------------------
  Dividends and interest                           9,518,282
------------------------------------------------------------
  Foreign currency contracts outstanding             181,564
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               176,019
------------------------------------------------------------
Other assets                                          56,221
============================================================
     Total assets                                645,652,206
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                           59,911,761
------------------------------------------------------------
  Fund shares reacquired                             808,491
------------------------------------------------------------
  Options written, at value (premiums
     received $18,624)                                42,594
------------------------------------------------------------
  Amount due custodian                                34,181
------------------------------------------------------------
  Dividends                                          656,937
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                237,337
------------------------------------------------------------
Accrued distribution fees                            205,659
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             1,966
------------------------------------------------------------
Accrued transfer agent fees                          238,600
------------------------------------------------------------
Accrued operating expenses                            91,243
============================================================
     Total liabilities                            62,228,769
============================================================
Net assets applicable to shares outstanding    $ 583,423,437
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 887,619,995
------------------------------------------------------------
Undistributed net investment income               (3,449,576)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies,
  foreign currency contracts, futures
  contracts and option contracts                (290,147,144)
------------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities, foreign currencies,
  foreign currency contracts, futures
  contracts and option contracts                 (10,599,838)
============================================================
                                               $ 583,423,437
____________________________________________________________
============================================================


NET ASSETS:

Class A                                        $ 327,300,796
____________________________________________________________
============================================================
Class B                                        $ 114,200,125
____________________________________________________________
============================================================
Class C                                        $  29,236,135
____________________________________________________________
============================================================
Class R                                        $   3,953,378
____________________________________________________________
============================================================
Investor Class                                 $ 107,044,056
____________________________________________________________
============================================================
Institutional Class                            $   1,688,947
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           52,923,228
____________________________________________________________
============================================================
Class B                                           18,445,044
____________________________________________________________
============================================================
Class C                                            4,737,206
____________________________________________________________
============================================================
Class R                                              640,014
____________________________________________________________
============================================================
Investor Class                                    17,279,462
____________________________________________________________
============================================================
Institutional Class                                  272,843
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $        6.18
------------------------------------------------------------
  Offering price per share
     (Net asset value of $6.18 divided by
     95.25%)                                   $        6.49
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                     $        6.19
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                     $        6.17
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                     $        6.18
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
     share                                     $        6.19
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                     $        6.19
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INCOME FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2006

INVESTMENT INCOME:

Interest                                                      $ 35,886,270
--------------------------------------------------------------------------
Dividends (net of foreign withholding tax of $(1,411))           1,177,058
--------------------------------------------------------------------------
Dividends from affiliates                                          293,424
==========================================================================
     Total investment income                                    37,356,752
==========================================================================


EXPENSES:

Advisory fees                                                    2,661,638
--------------------------------------------------------------------------
Administrative services fees                                       193,007
--------------------------------------------------------------------------
Custodian fees                                                      94,305
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          854,089
--------------------------------------------------------------------------
  Class B                                                        1,358,101
--------------------------------------------------------------------------
  Class C                                                          304,798
--------------------------------------------------------------------------
  Class R                                                           15,213
--------------------------------------------------------------------------
  Investor Class                                                   300,894
--------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                   1,713,742
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                   572
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           28,407
--------------------------------------------------------------------------
Other                                                              371,128
==========================================================================
     Total expenses                                              7,895,894
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                     (42,038)
==========================================================================
     Net expenses                                                7,853,856
==========================================================================
Net investment income                                           29,502,896
==========================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FUTURES CONTRACTS, FOREIGN
  CURRENCY CONTRACTS AND OPTION CONTRACTS

Net realized gain (loss) from:
  Investment securities (includes net gains (losses) from
     securities sold to affiliates of $(12,649))                    92,432
--------------------------------------------------------------------------
  Foreign currencies                                              (162,275)
--------------------------------------------------------------------------
  Foreign currency contracts                                       219,281
--------------------------------------------------------------------------
  Futures contracts                                             (8,750,761)
--------------------------------------------------------------------------
  Option contracts written                                          98,108
==========================================================================
                                                                (8,503,215)
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (17,524,901)
--------------------------------------------------------------------------
  Foreign currencies                                                17,664
--------------------------------------------------------------------------
  Foreign currency contracts                                       (43,315)
--------------------------------------------------------------------------
  Futures contracts                                              1,909,910
--------------------------------------------------------------------------
  Option contracts written                                         (23,970)
==========================================================================
                                                               (15,664,612)
==========================================================================
Net gain from investment securities, foreign currencies,
  futures contracts, foreign currency contracts and option
  contracts                                                    (24,167,827)
==========================================================================
Net increase in net assets resulting from operations          $  5,335,069
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED JULY 31, 2006 AND 2005

                                                                  2006            2005
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 29,502,896    $  29,462,285
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, foreign currency contracts, futures
    contracts and option contracts                              (8,503,215)      13,556,367
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, foreign
    currency contracts, futures contracts and option
    contracts                                                  (15,664,612)         397,850
===========================================================================================
    Net increase in net assets resulting from operations         5,335,069       43,416,502
===========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (21,681,719)     (23,725,927)
-------------------------------------------------------------------------------------------
  Class B                                                       (7,587,600)     (10,055,364)
-------------------------------------------------------------------------------------------
  Class C                                                       (1,707,668)      (1,984,217)
-------------------------------------------------------------------------------------------
  Class R                                                         (185,376)        (116,637)
-------------------------------------------------------------------------------------------
  Investor Class                                                (7,622,619)      (9,373,602)
-------------------------------------------------------------------------------------------
  Institutional Class                                              (39,105)              --
===========================================================================================
    Decrease in net assets resulting from distributions        (38,824,087)     (45,255,747)
===========================================================================================
Share transactions-net:
  Class A                                                      (11,351,516)     (27,027,949)
-------------------------------------------------------------------------------------------
  Class B                                                      (34,902,695)     (39,542,595)
-------------------------------------------------------------------------------------------
  Class C                                                       (1,458,655)      (4,539,854)
-------------------------------------------------------------------------------------------
  Class R                                                        1,729,546        1,056,744
-------------------------------------------------------------------------------------------
  Investor Class                                               (17,358,815)     (32,922,939)
-------------------------------------------------------------------------------------------
  Institutional Class                                            1,709,040               --
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (61,633,095)    (102,976,593)
===========================================================================================
    Net increase (decrease) in net assets                      (95,122,113)    (104,815,838)
===========================================================================================

NET ASSETS:

  Beginning of year                                            678,545,550      783,361,388
===========================================================================================
  End of year (including undistributed net investment income
    of $(3,449,576) and $(431,314), respectively)             $583,423,437    $ 678,545,550
___________________________________________________________________________________________
===========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INCOME FUND

NOTES TO FINANCIAL STATEMENTS

July 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Income Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net

AIM INCOME FUND

     gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, fee income is agreed upon amongst the parties at the commencement of the dollar roll. This fee is amortized to income ratably over the term of the dollar roll. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of

AIM INCOME FUND

     estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M. COVERED CALL OPTIONS -- The Fund may write call options, including options on futures. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

       An option on a futures contract gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying futures contract on the exercise date. The value of a futures contract fluctuates with changes in the market values of the securities underlying the futures contract. In writing futures contract options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of underlying portfolio securities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

N. PUT OPTIONS PURCHASED AND WRITTEN -- The Fund may purchase and write put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. A risk in writing a put option is that the amount of liability to cover the option, should it be exercised, is unlimited to the extent that the Fund does not already own an offsetting long position in the underlying instrument.

O. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM INCOME FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $200 million                                            0.50%
-------------------------------------------------------------------
Next $300 million                                             0.40%
-------------------------------------------------------------------
Next $500 million                                             0.35%
-------------------------------------------------------------------
Over $1 billion                                               0.30%
 __________________________________________________________________
===================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended July 31, 2006, AIM waived advisory fees of $804.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended July 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $2,359.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended July 31, 2006, AIM was paid $193,007.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended July 31, 2006, the Fund paid AIS $1,713,742 for Class A, Class B, Class C, Class R and Investor Class shares and $572 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended July 31, 2006, the Class A, Class B, Class C, Class R and Investor Class shares paid $854,089, $1,358,101, $304,798, $15,213 and $300,894, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2006, ADI advised the Fund that it retained $83,562 in front-end sales commissions from the sale of Class A shares and $9,779, $60,493, $2,022 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM INCOME FUND


NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the year ended July 31, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                          CHANGE IN
                                                                          UNREALIZED
                     VALUE           PURCHASES          PROCEEDS         APPRECIATION      VALUE      DIVIDEND      REALIZED
FUND               07/31/05           AT COST          FROM SALES       (DEPRECIATION)    07/31/06     INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $  635,346       $125,867,602       $(126,105,108)       $     --       $397,840    $ 78,005      $     --
------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class                   --          5,563,100          (5,165,260)             --       397,840        3,494            --
------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class              635,346        121,311,339        (121,946,685)             --            --       74,828            --
==============================================================================================================================
  Subtotal        $1,270,692       $252,742,041       $(253,217,053)       $     --       $795,680    $156,327      $     --
==============================================================================================================================


INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the year ended July 31, 2006

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
                   07/31/05          AT COST          FROM SALES       (DEPRECIATION)      07/31/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Auction Pass
  Through
  Trust- Series
  2001-1, Class
  A, Floating
  Rate Pfd.       $       --       $  5,000,000      $  (5,000,000)        $   --         $        --     $137,097       $   --
----------------------------------------------------------------------------------------------------------------------------------
Auction Pass
  Through
  Trust- Series
  2001-4, Class
  A, Floating
  Rate Pfd.               --          5,756,708                 --           (958)          5,755,750           --           --
==================================================================================================================================
  Subtotal                --         10,756,708         (5,000,000)          (958)          5,755,750      137,097           --
==================================================================================================================================
  Total           $1,270,692       $263,498,749      $(258,217,053)        $ (958)        $ 6,551,430     $293,424       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended July 31, 2006, the Fund engaged in securities sales of $774,580, which resulted in net realized gains (losses) of $(12,649) and securities purchases of $7,037,358.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended July 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $38,875.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include

AIM INCOME FUND

amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended July 31, 2006, the Fund paid legal fees of $5,539 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended July 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--FOREIGN CURRENCY CONTRACTS

                                          OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------------
                                                                       CONTRACT TO
SETTLEMENT                                                 ------------------------------------        VALUE          UNREALIZED
DATE                                                              DELIVER              RECEIVE        07/31/06       APPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
09/01/06                                                   JPY  700,000,000      USD  6,317,690      $6,136,126        $181,564
=================================================================================================================================

JPY  - Japanese Yen

NOTE 9--OPTION CONTRACTS WRITTEN

                                         TRANSACTIONS DURING THE PERIOD
-----------------------------------------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS        PUT OPTION CONTRACTS
                                                              ----------------------      -----------------------
                                                              NUMBER OF    PREMIUMS       NUMBER OF      PREMIUMS
                                                              CONTRACTS    RECEIVED       CONTRACTS      RECEIVED
-----------------------------------------------------------------------------------------------------------------
Beginning of period                                                --      $     --           --         $     --
-----------------------------------------------------------------------------------------------------------------
Written                                                           236        40,101          496           79,864
-----------------------------------------------------------------------------------------------------------------
Closed                                                             --            --         (304)         (46,480)
-----------------------------------------------------------------------------------------------------------------
Expired                                                          (142)      (21,477)        (192)         (33,384)
=================================================================================================================
End of period                                                      94      $ 18,624           --         $     --
_________________________________________________________________________________________________________________
=================================================================================================================

                                            OPEN OPTIONS WRITTEN AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               UNREALIZED
                                                  CONTRACT    STRIKE    NUMBER OF    PREMIUMS     VALUE       APPRECIATION
                                                   MONTH      PRICE     CONTRACTS    RECEIVED    07/31/06    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
CALLS
U.S. Treasury 10 Year Notes Future                 Sep-06      $106        94        $18,624     $42,594        $(23,970)
___________________________________________________________________________________________________________________________
===========================================================================================================================

AIM INCOME FUND

NOTE 10--FUTURES CONTRACTS

On July 31, 2006, $2,002,981 principal amount of U.S. Mortgage-Backed Securities were pledged as collateral to cover margin requirements for open futures contracts.

                                          OPEN FUTURES CONTRACTS AT PERIOD END
------------------------------------------------------------------------------------------------------------------------
                                                                                                            UNREALIZED
                                                              NUMBER OF      MONTH/          VALUE         APPRECIATION
CONTRACT                                                      CONTRACTS    COMMITMENT       07/31/06      (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
Eurodollar GLOBEX2 E-trade                                        96       Mar-07/Long    $ 22,713,600      $ (180,343)
------------------------------------------------------------------------------------------------------------------------
Eurodollar GLOBEX2 E-trade                                       186       Dec-06/Long      43,965,750        (460,918)
------------------------------------------------------------------------------------------------------------------------
Long GILT Future                                                 110       Sep-06/Long      22,546,717           5,630
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                                       336       Sep-06/Long      68,365,500          14,507
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                       401       Sep-06/Long      41,791,718          70,845
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                      671       Sep-06/Long      71,146,969         899,269
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds                                      356       Sep-06/Long      38,548,125         736,150
========================================================================================================================
                                                                                          $309,078,379      $1,085,140
========================================================================================================================
Japanese Government 10 Year Bonds                                 17       Sep-06/Short   $(19,572,612)     $   (4,135)
========================================================================================================================
  Total open futures contracts                                                            $289,505,767      $1,081,005
________________________________________________________________________________________________________________________
========================================================================================================================

NOTE 11--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2006 and 2005 was as follows:

                                                                 2006           2005
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $38,824,087    $45,255,747
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of July 31, 2006, the components of net assets on a tax basis were as follows:

                                                                  2006
---------------------------------------------------------------------------
Undistributed ordinary income                                 $   2,067,926
---------------------------------------------------------------------------
Unrealized appreciation (depreciation) -- investments           (19,514,935)
---------------------------------------------------------------------------
Temporary book/tax differences                                     (213,663)
---------------------------------------------------------------------------
Capital loss carryforward                                      (275,063,089)
---------------------------------------------------------------------------
Post-October capital loss deferral                              (11,472,797)
---------------------------------------------------------------------------
Shares of beneficial interest                                   887,619,995
===========================================================================
  Total net assets                                            $ 583,423,437
___________________________________________________________________________
===========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, options contracts written and futures contracts, and differing treatment of bond premium amortization, partnerships and defaulted bonds. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation (depreciation) on foreign debt futures of $(927).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of July 31, 2006 to utilizing $220,202,890 of capital loss carryforward in the fiscal year ended July 31, 2007.

AIM INCOME FUND


       The Fund has a capital loss carryforward as of July 31, 2006 which expires as follows:

                                                                                                        CAPITAL LOSS
EXPIRATION                                                                                              CARRYFORWARD*
---------------------------------------------------------------------------------------------------------------------
July 31, 2007                                                                                           $ 25,933,590
---------------------------------------------------------------------------------------------------------------------
July 31, 2008                                                                                             40,380,261
---------------------------------------------------------------------------------------------------------------------
July 31, 2009                                                                                             36,238,439
---------------------------------------------------------------------------------------------------------------------
July 31, 2010                                                                                             96,935,672
---------------------------------------------------------------------------------------------------------------------
July 31, 2011                                                                                             67,966,234
---------------------------------------------------------------------------------------------------------------------
July 31, 2013                                                                                              1,850,846
---------------------------------------------------------------------------------------------------------------------
July 31, 2014                                                                                              5,758,047
=====================================================================================================================
  Total capital loss carryforward                                                                       $275,063,089
_____________________________________________________________________________________________________________________
=====================================================================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of June 23, 2003, the date of the reorganization of AIM Global Income Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 12--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2006 was $462,339,945 and $523,281,327, respectively. During the same period, purchases and sales of long term U.S. government obligations were $62,950,204 and $71,675,615, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation (depreciation) of
  investment securities                                          $ (19,514,008)
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $654,774,300.

NOTE 13--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions, bond premium amortization, paydowns on mortgage-backed securities, defaulted bonds and capital loss carryforward limitations, on July 31, 2006, undistributed net investment income was increased by $6,302,929 undistributed net realized gain (loss) was increased by $2,508,359 and shares of beneficial interest decreased by $(8,811,288). This reclassification had no effect on the net assets of the Fund.

AIM INCOME FUND


NOTE 14--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

  Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are sold without a sales charge. In addition, under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
                                                              -----------------------------------------------------------
                                                                        2006(a)                          2005
                                                              ---------------------------    ----------------------------
                                                                SHARES          AMOUNT         SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       8,183,093    $ 51,920,339      8,293,937    $  54,548,610
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       3,426,769      21,725,576      3,615,616       23,824,897
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,403,387       8,862,763      1,037,334        6,818,998
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                         389,723       2,442,564        218,153        1,434,231
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                2,528,593      16,084,473      3,094,081       20,402,173
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                          277,759       1,740,099             --               --
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       2,575,685      16,272,076      2,745,732       18,083,697
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                         876,307       5,535,083      1,086,772        7,164,424
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                         211,453       1,332,666        237,059        1,558,115
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                          28,386         178,501         17,672          116,088
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                1,073,946       6,796,451      1,277,149        8,425,538
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                            6,289          39,051             --               --
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       2,832,022      17,832,096      2,131,500       14,027,383
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,823,890)    (17,832,096)    (2,129,425)     (14,027,383)
=========================================================================================================================
Reacquired:
  Class A                                                     (15,408,831)    (97,376,027)   (17,262,658)    (113,687,639)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (7,008,881)    (44,331,258)    (8,574,545)     (56,504,533)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,845,543)    (11,654,084)    (1,966,402)     (12,916,967)
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (142,507)       (891,519)       (75,258)        (493,575)
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               (6,373,158)    (40,239,739)    (9,376,304)     (61,750,650)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                          (11,205)        (70,110)            --               --
=========================================================================================================================
                                                               (9,800,603)   $(61,633,095)   (15,629,587)   $(102,976,593)
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 7% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b) Institutional Class shares commenced on October 25, 2005.

NOTE 15--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

AIM INCOME FUND


NOTE 16--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                             -----------------------------------------------------------------
                                                                                     YEAR ENDED JULY 31,
                                                             -----------------------------------------------------------------
                                                               2006           2005           2004           2003        2002
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $   6.52       $   6.54       $   6.51       $   6.20    $   6.91
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.31(a)        0.28(a)        0.28(a)        0.34(a)     0.44(a)(b)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.25)          0.12           0.15           0.35       (0.70)
==============================================================================================================================
    Total from investment operations                             0.06           0.40           0.43           0.69       (0.26)
==============================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.40)         (0.42)         (0.40)         (0.38)      (0.43)
------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                                --             --             --             --       (0.02)
==============================================================================================================================
    Total distributions                                         (0.40)         (0.42)         (0.40)         (0.38)      (0.45)
==============================================================================================================================
Net asset value, end of period                               $   6.18       $   6.52       $   6.54       $   6.51    $   6.20
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(c)                                                  0.99%          6.27%          6.64%         11.36%      (4.05)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $327,301       $356,661       $384,741       $446,526    $281,966
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets                          1.05%(d)       1.01%(e)       0.99%(e)       1.02%       0.96%
==============================================================================================================================
Ratio of net investment income to average net assets             4.87%(d)       4.27%          4.25%          5.19%       6.57%(b)
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                            83%            85%           155%           141%         70%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.45 and the ratio of net investment income to average net assets would have been 6.76%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $341,635,535.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.02% and 1.00% for the years ended July 31, 2005 and July 31, 2004, respectively.

                                                                                           CLASS B
                                                             -----------------------------------------------------------------
                                                                                     YEAR ENDED JULY 31,
                                                             -----------------------------------------------------------------
                                                               2006           2005           2004           2003        2002
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $   6.52       $   6.55       $   6.52       $   6.21    $   6.92
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.26(a)        0.23(a)        0.23(a)        0.29(a)     0.39(a)(b)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.24)          0.11           0.15           0.35       (0.70)
==============================================================================================================================
    Total from investment operations                             0.02           0.34           0.38           0.64       (0.31)
==============================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.35)         (0.37)         (0.35)         (0.33)      (0.38)
------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                                --             --             --             --       (0.02)
==============================================================================================================================
    Total distributions                                         (0.35)         (0.37)         (0.35)         (0.33)      (0.40)
==============================================================================================================================
Net asset value, end of period                               $   6.19       $   6.52       $   6.55       $   6.52    $   6.21
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(c)                                                  0.39%          5.32%          5.86%         10.53%      (4.76)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $114,200       $156,363       $196,237       $256,642    $216,710
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets                          1.80%(d)       1.76%(e)       1.74%(e)       1.77%       1.71%
==============================================================================================================================
Ratio of net investment income to average net assets             4.12%(d)       3.52%          3.50%          4.44%       5.82%(b)
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                            83%            85%           155%           141%         70%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 6.01%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $135,810,110.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.77% and 1.75% for the years ended July 31, 2005 and July 31, 2004, respectively.

AIM INCOME FUND

                                                                                          CLASS C
                                                              ---------------------------------------------------------------
                                                                                    YEAR ENDED JULY 31,
                                                              ---------------------------------------------------------------
                                                               2006          2005          2004          2003          2002
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  6.50       $  6.53       $  6.51       $  6.19       $  6.91
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.26(a)       0.23(a)       0.23(a)       0.29(a)       0.39(a)(b)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.24)         0.11          0.14          0.36         (0.71)
=============================================================================================================================
    Total from investment operations                             0.02          0.34          0.37          0.65         (0.32)
=============================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.35)        (0.37)        (0.35)        (0.33)        (0.38)
-----------------------------------------------------------------------------------------------------------------------------
  Return of capital                                                --            --            --            --         (0.02)
=============================================================================================================================
    Total distributions                                         (0.35)        (0.37)        (0.35)        (0.33)        (0.40)
=============================================================================================================================
Net asset value, end of period                                $  6.17       $  6.50       $  6.53       $  6.51       $  6.19
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(c)                                                  0.39%         5.34%         5.72%        10.73%        (4.92)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $29,236       $32,305       $36,947       $41,912       $37,769
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets                          1.80%(d)      1.76%(e)      1.74%(e)      1.77%         1.71%
=============================================================================================================================
Ratio of net investment income to average net assets             4.12%(d)      3.52%         3.50%         4.44%         5.82%(b)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                            83%           85%          155%          141%           70%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 6.01%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $30,479,771.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.77% and 1.75% for the years ended July 31, 2005 and July 31, 2004, respectively.

                                                                                           CLASS R
                                                            ---------------------------------------------------------------------
                                                                                                                    JUNE 2, 2002
                                                                                                                     (DATE SALES
                                                                           YEAR ENDED JULY 31,                      COMMENCED) TO
                                                            -------------------------------------------------         JULY 31,
                                                             2006          2005          2004          2003             2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $ 6.51        $ 6.53        $ 6.51        $ 6.20           $ 6.53
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.29(a)       0.26(a)       0.26(a)       0.32(a)          0.06(a)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              (0.24)         0.12          0.14          0.35            (0.32)
=================================================================================================================================
    Total from investment operations                          0.05          0.38          0.40          0.67            (0.26)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                       (0.38)        (0.40)        (0.38)        (0.36)           (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                             --            --            --            --            (0.02)
=================================================================================================================================
    Total distributions                                      (0.38)        (0.40)        (0.38)        (0.36)           (0.07)
=================================================================================================================================
Net asset value, end of period                              $ 6.18        $ 6.51        $ 6.53        $ 6.51           $ 6.20
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                               0.88%         5.99%         6.20%        11.08%           (4.01)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $3,953        $2,371        $1,331        $  509           $   10
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                       1.30%(d)      1.26%(e)      1.24%(e)      1.27%            1.21%(f)
=================================================================================================================================
Ratio of net investment income to average net assets          4.62%(d)      4.02%         4.00%         4.94%            6.32%(b)(f)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                                      83%           85%          155%          141%              70%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.07 and the ratio of net investment income to average net assets would have been 6.51%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $3,042,516.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.27% and 1.25% for the years ended July 31, 2005 and July 31, 2004, respectively.
(f)  Annualized.
(g) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM INCOME FUND

                                                                             INVESTOR CLASS
                                                              ---------------------------------------------
                                                                                         SEPTEMBER 30, 2003
                                                                    YEAR ENDED              (DATE SALES
                                                                     JULY 31,              COMMENCED) TO
                                                              -----------------------         JULY 31,
                                                                2006           2005             2004
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   6.53       $   6.55         $   6.71
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.31(a)        0.28(a)          0.24(a)
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.25)          0.12            (0.06)
===========================================================================================================
    Total from investment operations                              0.06           0.40             0.18
===========================================================================================================
Less distributions from net investment income                    (0.40)         (0.42)           (0.34)
===========================================================================================================
Net asset value, end of period                                $   6.19       $   6.53         $   6.55
___________________________________________________________________________________________________________
===========================================================================================================
Total return(b)                                                   0.98%          6.26%            2.67%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $107,044       $130,845         $164,105
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets
  With fee waivers and/or expense reimbursements                  1.05%(c)       1.01%            1.00%(d)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.05%(c)       1.02%            1.01%(d)
===========================================================================================================
Ratio of net investment income to average net assets              4.87%(c)       4.27%            4.24%(d)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate(e)                                          83%            85%             155%
___________________________________________________________________________________________________________
===========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $120,357,818.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                 OCTOBER 25, 2005
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                     JULY 31,
                                                                       2006
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 6.39
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.25(a)
-----------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                        (0.12)
===================================================================================
    Total from investment operations                                    0.13
===================================================================================
Less distributions from net investment income                          (0.33)
===================================================================================
Net asset value, end of period                                        $ 6.19
___________________________________________________________________________________
===================================================================================
Total return(b)                                                         2.05%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $1,689
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets                                 0.63%(c)
===================================================================================
Ratio of net investment income to average net assets                    5.29%(c)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(d)                                                83%
___________________________________________________________________________________
===================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $743,965.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM INCOME FUND


NOTE 17--LEGAL PROCEEDINGS

TERMS USED IN THE LEGAL PROCEEDINGS NOTE ARE DEFINED TERMS SOLELY FOR THE PURPOSE OF THIS NOTE.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.


    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.


    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;


    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and


    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.


    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.


    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.


    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *


  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Investment Securities Funds and Shareholders of AIM Income Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Income Fund (one of the funds constituting AIM Investment Securities Funds; hereafter referred to as the "Fund") at July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated in the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before July 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 17, 2004, expressed an unqualified opinion on those statements.

/s/ PRICEWATERHOUSECOOPERS LLP

September 19, 2006
Houston, Texas

AIM INCOME FUND

TAX DISCLOSURES

REQUIRED FEDERAL INCOME TAX INFORMATION


Of ordinary dividends paid to shareholders during the Fund's tax year ended July 31, 2006, 1.28% is eligible for the dividends received deduction for corporations.

  For its tax year ended July 31, 2006, the Fund designates 1.61%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION


Of the ordinary dividends paid, 0.51% was derived from U.S. Treasury
Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS


For its tax year ended July 31, 2006, the Fund designates 62.31%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended October 31, 2005, January 31, 2006, April 30, 2006 and July 31, 2006 are 96.40%, 96.45%, 97.11% and 96.31%, respectively.

AIM INCOME FUND

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1988           Director and Chairman, A I M Management    None
   Trustee and Vice Chair                         Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

   Philip A. Taylor(2) -- 1954     2006           Director, Chief Executive Officer and      None
   Trustee, President and                         President, A I M Management Group Inc.,
   Principal                                      AIM Mutual Fund Dealer Inc., AIM Funds
   Executive Officer                              Management Inc. and 1371 Preferred Inc.;
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc. and AIM
                                                  GP Canada Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc.; Director, President
                                                  and Chairman, AVZ Callco Inc.; AMVESCAP
                                                  Inc. and AIM Canada Holdings Inc.;
                                                  Director and Chief Executive Officer,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; Trustee,
                                                  President and Principal Executive
                                                  Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and Trustee
                                                  and Executive Vice President, The AIM
                                                  Family of Funds--Registered Trademark--
                                                  (AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust only)

                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1992           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Founder, Green, Manning & Bunch Ltd.,      None
   Trustee                                        (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1990           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1988           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    Director, Mainstay VP Series
   Trustee                                                                                   Funds, Inc. (21 portfolios)
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM INCOME FUND



The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Senior Vice President and Senior Officer
   Senior Vice President and                      of The AIM Family of Funds--Registered
   Senior Officer                                 Trademark--

                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

   John M. Zerr -- 1962            2006           Director, Senior Vice President,          N/A
   Senior Vice President, Chief                   Secretary and General Counsel, A I M
   Legal Officer and Secretary                    Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Global Compliance Director, AMVESCAP      N/A
   Vice President                                 PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Senior Vice President and General
   Vice President                                 Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, General Counsel, and  N/A
                                                  Vice President Fund Management Company;
                                                  Director, Senior Vice President,
                                                  Secretary and General Counsel, A I M
                                                  Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc. and Liberty Funds Group,
                                                  LLC
------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M  N/A
   Vice President, Principal                      Advisors, Inc.; and Vice President,
   Financial Officer and                          Treasurer and Principal Officer of The
   Treasurer                                      AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief           N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1992           Director of Cash Management, Managing     N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark--
------------------------------------------------------------------------------------------------------------------------------

   Todd L. Spillane -- 1958        2006           Senior Vice President, A I M Management   N/A
   Chief Compliance Officer                       Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            225 Franklin Street
Floor                         1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

    Domestic Equity                                   Sector Equity                          AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                      AIM Advantage Health Sciences Fund         AIM Conservative Allocation Fund
AIM Basic Value Fund                          AIM Energy Fund                            AIM Growth Allocation Fund
AIM Capital Development Fund                  AIM Financial Services Fund                AIM Moderate Allocation Fund
AIM Charter Fund                              AIM Global Health Care Fund                AIM Moderate Growth Allocation Fund
AIM Constellation Fund                        AIM Global Real Estate Fund                AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                 AIM Gold & Precious Metals Fund
AIM Dynamics Fund                             AIM Leisure Fund                                DIVERSIFIED PORTFOLIOS
AIM Large Cap Basic Value Fund                AIM Multi-Sector Fund
AIM Large Cap Growth Fund                     AIM Real Estate Fund(1)                    AIM Income Allocation Fund
AIM Mid Cap Basic Value Fund                  AIM Technology Fund                        AIM International Allocation Fund
AIM Mid Cap Core Equity Fund(1)               AIM Utilities Fund
AIM Opportunities I Fund                                                                (1) This Fund has limited public sales of
AIM Opportunities II Fund                             Fixed Income                      its shares to certain investors. For more
AIM Opportunities III Fund                                                              information on who may continue to invest
AIM S&P 500 index Fund                        TAXABLE                                   in the Fund, please see the appropriate
AIM Select Equity Fund                                                                  prospectus.
AIM Small Cap Equity Fund                     AIM Enhanced Short Bond Fund
AIM Small Cap Growth Fund                     AIM Floating Rate Fund                        If used after October 20, 2006, this
AIM Structured Core Fund                      AIM High Yield Fund                       report must be accompanied by a Fund
AIM Structured Growth Fund                    AIM Income Fund                           Performance & Commentary or by an AIM
AIM Structured Value Fund                     AIM Intermediate Government Fund          Quarterly Performance Review for the most
AIM Summit Fund                               AIM International Bond Fund               recent quarter-end. Mutual funds
AIM Trimark Endeavor Fund                     AIM Limited Maturity Treasury Fund        distributed by A I M Distributor, Inc.
AIM Trimark Small Companies Fund              AIM Money Market Fund
*Domestic equity and income fund              AIM Short Term Bond Fund                  A I M Management Group Inc. has provided
                                              AIM Total Return Bond Fund                leadership in the investment management
                                              Premier Portfolio                         industry since 1976. AIM is a subsidiary
  International/Global Equity                 Premier U.S. Government Money Portfolio   of AMVESCAP PLC, one of the world's
                                                                                        largest independent financial services
AIM Asia Pacific Growth Fund                  TAX-FREE                                  companies with $422 billion in assets
AIM China Fund                                                                          under management. Data as of July 31,
AIM Developing Markets Fund                   AIM High Income Municipal Fund(1)         2006.
AIM European Growth Fund                      AIM Municipal Bond Fund
AIM European Small Company Fund(1)            AIM Tax-Exempt Cash Fund
AIM Global Aggressive Growth Fund             AIM Tax-Free Intermediate Fund
AIM Global Equity Fund                        Premier Tax-Exempt Portfolio
AIM Global Growth Fund
AIM Global Value Fund                         =====================================================================================
AIM Japan Fund                                CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR
AIM International Core Equity Fund            THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL
AIM International Growth Fund                 ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
AIM International Small Company Fund(1)       =====================================================================================
AIM Trimark Fund

                        AIMinvestments.com   INC-AR-1   A I M Distributors, Inc.

                                                    [YOUR GOALS. OUR SOLUTIONS.]
                                                      -- Registered Trademark --
--------------------------------------------------------------------------------
Mutual   Retirement   Annuities   College   Separately   Offshore   Cash                   [AIM INVESTMENTS LOGO APPEARS HERE]
Funds    Products                 Savings   Managed      Products   Management                  -- Registered Trademark --
                                  Plans     Accounts
--------------------------------------------------------------------------------

FIXED INCOME                       AIM INTERMEDIATE

INTERMEDIATE-TERM TAXABLE          GOVERNMENT FUND
INVESTMENT GRADE

                                   Annual Report to Shareholders o July 31, 2006


Table of Contents

Supplemental Information ............1
Letters to Shareholders .............2
Performance Summary .................4
Management Discussion ...............4
Fund Expenses .......................6
Long-term Fund Performance ..........7
Approval of Advisory Agreement ......9
Schedule of Investments ...........F-1
Financial Statements ..............F-3
Notes to Financial Statements .....F-7
Financial Highlights .............F-14
Auditor's Report .................F-20
Tax Disclosures ..................F-21            [COVER GLOBE IMAGE]
Trustees and Officers ............F-22

[AIM INVESTMENT SOLUTIONS]


[GRAPHIC]                [GRAPHIC]                [GRAPHIC]

[DOMESTIC                [INTERNATIONAL/          [SECTOR
EQUITY]                  GLOBAL EQUITY]           EQUITY]


[GRAPHIC]                [GRAPHIC]                [GRAPHIC]

[FIXED                   [ALLOCATION              [DIVERSIFIED
INCOME]                  SOLUTIONS]               PORTFOLIOS]


[AIM INVESTMENTS LOGO APPEARS HERE]
    --Registered Trademark--

AIM INTERMEDIATE GOVERNMENT FUND SEEKS TO ACHIEVE A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH REASONABLE CONCERN FOR SAFETY OF PRINCIPAL.

o Unless otherwise stated, information presented in this report is as of July 31, 2006, and is based on total net assets.


ABOUT SHARE CLASSES
o Class B shares are not available as        ABOUT INDEXES USED IN THIS REPORT            OTHER INFORMATION
an investment for retirement plans
maintained pursuant to Section 401 of        o The unmanaged LEHMAN BROTHERS U.S.         o The use of synthetic securities and
the Internal Revenue Code, including         AGGREGATE BOND INDEX (the Lehman             derivatives may give rise to a form of
401(k) plans, money purchase pension         Aggregate), which represents the U.S.        leverage. Leverage may cause the
plans and profit sharing plans. Plans        investment-grade fixed-rate bond             Fund's portfolio to be more volatile
that had existing accounts invested in       market (including government and             than if the portfolio had not been
Class B shares prior to September 30,        corporate securities, mortgage               leveraged because leverage can
2003, will continue to be allowed to         pass-through securities and                  exaggerate the effect of any increase
make additional purchases.                   asset-backed securities), is compiled        or decrease in the value of securities
                                             by Lehman Brothers, a global                 held by the Fund.
o Class R shares are available only to       investment bank.
certain retirement plans. Please see                                                      o Reverse repurchase agreements are
the prospectus for more information.         o The unmanaged LEHMAN BROTHERS              agreements that involve the sale by
                                             INTERMEDIATE U.S. GOVERNMENT AND             the Fund of securities to financial
o Investor Class shares are closed to        MORTGAGE INDEx is a market-weighted          institutions such as banks and
most investors. For more information         combination of the unmanaged Lehman          broker-dealer, with an agreement that
on who may continue to invest in             Brothers Intermediate U.S. Government        the Fund will repurchase the
Investor Class shares, please see the        Bond Index and the unmanaged Lehman          securities at an agreed-upon price and
prospectus.                                  Brothers Mortgage Backed Securities          date. Reverse repurchase agreements
                                             Fixed Rate Index. It includes                involve the risk that the market value
PRINCIPAL RISKS OF INVESTING IN THE          securities in the intermediate               of securities to be purchased by the
FUND                                         maturity range of the U.S. Government        Fund may decline below the price at
                                             Index that must have between one year        which the Fund is obligated to
o Debt securities are particularly           and 10 years to final maturity,              repurchase the securities, or that the
vulnerable to credit risk and interest       regardless of call features, and             other party may default on its
rate fluctuations.                           fixed-rate mortgage-backed securities        obligation, so that the Fund is
                                             collateralized by 15-year, 30-year and       delayed or prevented from completing
o The Fund may invest in obligations         balloon mortgages issued by GNMA,            the transaction. In the event the
issued by agencies and                       FHLMC or FNMA.                               buyer of securities under a reverse
instrumentalities of the U.S.                                                             repurchase agreement files for
government that may vary in the level        o The LIPPER INTERMEDIATE U.S.               bankruptcy or becomes insolvent, the
of support they receive from the U.S         GOVERNMENT FUNDS INDEX represents an         Fund's use of the proceeds from the
government. The U.S. government may          average of the 30 largest                    sale of the securities may be
choose not to provide financial              intermediate-term U.S. government bond       restricted pending a determination by
support to U.S. government sponsored         funds tracked by Lipper Inc., an             the other party, or its trustee or
agencies or instrumentalities if it is       independent mutual fund performance          receiver, whether to enforce the
not legally obligated to do so, in           monitor.                                     Fund's obligation to repurchase the
which case, if the issuer defaulted,                                                      securities.
the underlying Fund holding securities       o The Fund is not managed to track the
of such issuer might not be able to          performance of any particular index,         o The returns shown in management's
recover its investment from the U.S          including the indexes defined here,          discussion of Fund performance are
government.                                  and consequently, the performance of         based on net asset values calculated
                                             the Fund may deviate significantly           for shareholder transactions.
o Many securities purchased by the           from the performance of the indexes.         Generally accepted accounting
Fund are not guaranteed by the U.S.                                                       principles require adjustments to be
government.                                  o A direct investment cannot be made         made to the net assets of the Fund at
                                             in an index. Unless otherwise                period end for financial reporting
o Repurchase agreements carry the risk       indicated, index results include             purposes, and as such, the net asset
that the seller of the agreement could       reinvested dividends, and they do not        values for shareholder transactions
default on its obligation or declare         reflect sales charges. Performance of        and the returns based on those net
bankruptcy which could cause the Fund        an index of funds reflects fund              asset values may differ from the net
to experience delays in selling the          expenses; performance of a market            asset values and returns reported in
securities underlying the repurchase         index does not.                              the Financial Highlights.
agreement.
                                                                                          Continued on page 7
o The Fund can invest a portion of its
assets in mortgage-backed securities,
which may lose value if mortgages are
prepaid in response to falling
interest rates.

                                                                                          =====================================

                                                                                          FUND NASDAQ SYMBOLS

                                                                                          Class A Shares                  AGOVX
                                                                                          Class B Shares                  AGVBX
===========================================================================               Class C Shares                  AGVCX
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 Class R Shares                  AGVRX
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES                     Investor Class Shares           AGIVX
CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
===========================================================================               =====================================
NOT FDIC INSURED          MAY LOSE VALUE          NO BANK GUARANTEE

AIMinvestments.com

AIM Intermediate Government Fund


                 Dear Shareholders of The AIM Family of Funds--Registered Trademark--:

                 We're pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review in this report, and what factors affected its performance. That discussion begins on page 4.

                     It's been said nothing is certain but death and taxes. We
                 would venture to add that one other thing is certain: Markets
[TAYLOR          change--and change often--in the short term, in response to
 PHOTO]          constantly changing economic, geopolitical and other factors.
                 For example, domestic and global markets were generally strong from October 2005 through April 2006, as economic growth
                 appeared robust and inflation seemed contained. But as new
Philip Taylor    economic data suggested inflation might be higher than
                 previously estimated in the U.S. and elsewhere, those same markets demonstrated weakness and volatility in the May--July period.

                     While we can't do anything about the ambiguity and
                 uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments --Registered Trademark-- can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                     We've changed the look of our annual reports to reflect
                 that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color--green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund's asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

                     AIM has a variety of investment solutions, and knowing
                 which ones are right for your portfolio is complex. That's why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                     At a recent meeting of the AIM Funds board, Robert H.
                 Graham relinquished his position as president of AIM Funds, a post customarily held by the chief executive officer of AIM Investments. Bob--one of three founders of AIM Investments in 1976--has a well-earned reputation for being one of the most knowledgeable leaders in the mutual fund industry. As I assume Bob's previous responsibilities, I'm pleased that he'll remain actively involved as the vice chair of AIM Funds.

                 OUR COMMITMENT TO YOU

                 In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                     Information about investing, the markets and your Fund is
                 always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                 Sincerely,

                 /s/ PHILIP TAYLOR

                 Philip Taylor
                 President -- AIM Funds
                 CEO, AIM Investments

                 September 15, 2006

                 AIM INVESTMENTS IS A REGISTERED SERVICE MARK OF A I M MANAGEMENT GROUP INC. A I M ADVISORS, INC. AND A I M CAPITAL MANAGEMENT, INC. ARE THE INVESTMENT ADVISORS. A I M DISTRIBUTORS, INC. IS THE DISTRIBUTOR FOR THE RETAIL FUNDS REPRESENTED BY AIM INVESTMENTS.

AIM Intermediate Government Fund

                 Dear Fellow AIM Fund Shareholders:

                 At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with
  [CROCKETT      A I M Advisors, Inc. (AIM) to make certain your interests are
    PHOTO]       being served in terms of fees, performance and operations.

                     Looking ahead, your Board finds many reasons to be positive about AIM's management and strategic direction. Most
                 importantly, AIM management's investment management discipline
   Bruce L.      is paying off in terms of improved overall performance. While
   Crockett      work remains to be done, AIM's complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000 for the period ended August 31, 2006. We are also pleased with AIM management's efforts to seek more cost-effective ways of delivering superior service.

                     In addition, AIM is realizing the benefits of belonging to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP manages more than $414 billion globally, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                     The seven new AIM funds--which include Asian funds,
                 structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                     Your Board is very pleased with the overall direction and
                 progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                 Sincerely,

                 /s/ BRUCE L. CROCKETT

                 Bruce L. Crockett
                 Independent Chair
                 AIM Funds Board

                 September 15, 2006

                 *To learn more about all the factors we considered before
                  approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 9--10.

AIM Intermediate Government Fund


MANAGEMENT'S DISCUSSION                                                                   environment and its likely impact on
OF FUND PERFORMANCE                                                                       the level and direction of interest
                                                                                          rates. We develop a six-to-12-month
================================================================================          strategic outlook, and we look to take
PERFORMANCE SUMMARY                                                                       advantage of shorter term tactical
                                                                                          opportunities when they arise. This
For the fiscal year ended July 31, 2006, all share classes of AIM Intermediate            strategic outlook helps determine
Government Fund, excluding sales charges, underperformed the Fund's broad                 where we allocate Fund assets among
market and style-specific indexes. In this environment of tightening monetary             the three sectors represented in our
policy, our cash and duration management techniques were the major contributors           style-specific index--U.S. Treasuries,
to the Fund's underperformance relative to its broad market and style-specific            U.S. agency bonds and U.S. agency
indexes.                                                                                  MBS--and where we position the Fund's
                                                                                          duration within a band of plus or
    Your Fund's long-term performance appears on pages 7 and 8.                           minus 1.50 years around our
                                                                                          benchmark's duration. This duration
FUND VS. INDEXES                                                                          band places limits on how much
Total returns, 7/31/05--7/31/06, excluding applicable sales charges. If sales             principal risk we take relative to our
charges were included, returns would be lower.                                            style-specific index.

Class A Shares                                                             1.10%              After our top-down strategic
Class B Shares                                                             0.36           decisions, we identify securities we
Class C Shares                                                             0.48           believe are undervalued given the
Class R Shares                                                             0.86           prevailing market environment or
Investor Class Shares                                                      1.26           potential future developments.
Lehman Brothers U.S. Aggregate Bond Index (Broad Market Index)             1.46           Examples of this security selection
Lehman Brothers Intermediate U.S. Government and Mortgage Index                           process include: (1) deciding whether
(Style-Specific Index)                                                     2.18           to buy callable securities, (2)
Lipper Intermediate U.S. Government Funds Index (Peer Group Index)         1.45           deciding how many months or years of
                                                                                          call protection we want and (3)
SOURCE: LIPPER INC., LEHMAN BROTHERS INC.                                                 identifying MBS that might exhibit
                                                                                          faster or slower refinancing activity
================================================================================          than other mortgages with the same
                                                                                          coupon and maturity.
HOW WE INVEST                             lated risks in sector allocation,
                                          duration management and security                  Instances in which we sell a
We believe that in a variety of market    selection to take advantage of                  security include, but are not limited
environments, a portfolio of              prevailing market conditions and                to, when:
intermediate-maturity bonds and           likely future developments. Duration
mortgage-backed securities (MBS) that     is a measure of a debt security's               o A change in the economic or market
may or may not be backed by the U.S.      sensitivity to interest rate changes,           outlook indicates assets should be
government and its agencies has the       expressed in terms of years. Longer             reallocated.
potential to provide a more efficient     durations usually are more sensitive
risk/return tradeoff than a portfolio     to interest rate movements.                     o A mortgage security is prepaying
holding fewer of these asset classes.                                                     faster or slower than we would like.
                                              We begin by assessing the overall
    We seek to enhance returns by         economic                                        o A security is likely to be called,
using calcu-                                                                              and we prefer to own one with a longer
                                                                                          maturity date.
======================================   =======================================

PORTFOLIO COMPOSITION                    TOP FIXED INCOME ISSUERS*                        o A security has become fully valued.

By security type, based on               1. Federal National
total investments                           Mortgage Association (FNMA)   54.6%           MARKET CONDITIONS AND YOUR FUND

                                                                                          Real gross domestic product (GDP) grew
[PIE CHART]                              2. Federal Home Loan Mortgage                    at a 2.9% annualized rate in the
                                            Corp. (FHLMC)                 34.1            second quarter of 2006. This followed
U.S. Agency Obligations       17.9%                                                       a 5.6% pace of growth in the first
                                         3. Government National Mortgage                  quarter and a 1.8% pace in the fourth
Money Market Funds            10.3%         Association (GNMA)            11.1            quarter of 2005. This pattern of GDP
                                                                                          growth resulted largely from losses
U.S. Treasury Obligations      1.2%      4. Federal Home Loan Bank (FHLB)  6.3            and recovery related to last fall's
                                                                                          hurricanes along the U.S. Gulf Coast
Mortgage-backed Obligations   70.6%      5. Tennessee Valley Authority     1.9            and erratic patterns in motor vehicle
                                                                                          sales.
                                         6. Federal Farm Credit Bank       1.2
                                                                                                                     (continued)
                                         7. U.S. Treasury Bonds            1.1

                                         8. Private Export Funding Corp.   0.7
The Fund's holdings are subject to
change, and there is no assurance        9. U.S. Treasury STRIPS           0.3
that the Fund will continue to hold
any particular security,                 Total Net Assets       $587.5 million

*Excluding money market fund holdings.   Total Number of Holdings*         607
======================================   =======================================

AIM Intermediate Government Fund



    For most of the fiscal year,             over U.S. Treasury securities, as we       our dollar rolls and futures
manufacturing activity was robust and        believe that over longer periods the       strategies based on yield curve
business and consumer spending               greater yields will result in higher       opportunities, keeping in mind
appeared to be healthy. The U.S.             income and total return for our            that principal value fluctuation
unemployment rate stood at 4.6% in           shareholders.                              have the potential to neutralize
June, supporting strong job growth.                                                     themselves over time.
The hot housing market cooled off                Within the MBS market, we focused
without a significant impact on the          on higher coupon securities with lower     IN CLOSING
economy and inflation remained a             durations. Our focus was on newly
concern for the U.S. Federal Reserve         issued or older pools of bonds because     Our ongoing strategy is to position
Board (the Fed) due to the further           there was less incentive to refinance.     the Fund's sector allocations to
increases in the prices of energy and        This included mortgages that generated     provide an efficient risk/return
other commodities.                           less prepayment risk based upon            relationship. We believe that by
                                             geographical location. Additionally,       managing sector weights and portfolio
    During the fiscal year ended July        we continued to look for opportunities     duration, we can navigate through or
31, 2006, the Fed raised its federal         in specified bond pools, emphasizing       take advantage of prevailing market
funds target rate eight times--each          issues that may benefit from a decline     conditions.
time by 25 basis points                      in price volatility in general. Our
(0.25%)--bringing the rate to 5.25%.         sector allocation strategy of                  We thank you for your investment
Many economists believed an upward           maintaining a considerable exposure to     in AIM Intermediate Government Fund.
adjustment was needed to create a            MBS of high quality and low duration
balanced environment for growth and          had a positive impact on the Fund's        THE VIEWS AND OPINIONS EXPRESSED IN
inflation.                                   performance over the fiscal year.          MANAGEMENT'S DISCUSSION OF FUND
                                                                                        PERFORMANCE ARE THOSE OF A I M
    Consistent with ongoing interest             In the beginning of 2006 we            ADVISORS, INC. THESE VIEWS AND
rate increases, the Fund's duration          changed our strategy of deploying cash     OPINIONS ARE SUBJECT TO CHANGE AT ANY
was kept at levels below that of the         in an effort to enhance the Fund's         TIME BASED ON FACTORS SUCH AS MARKET
Fund's style-specific index,                 total return. In prior years, we           AND ECONOMIC CONDITIONS. THESE VIEWS
reflecting our belief that the Fed           entered into reverse repurchase            AND OPINIONS MAY NOT BE RELIED UPON AS
would hike interest rates to slow            agreements (reverse repos), according      INVESTMENT ADVICE OR RECOMMENDATIONS,
economic growth. During the second           to which a fixed income security was       OR AS AN OFFER FOR A PARTICULAR
half of the reporting period, your           lent in exchange for cash. We then         SECURITY. THE INFORMATION IS NOT A
Fund benefited from our short-duration       deployed the cash by purchasing            COMPLETE ANALYSIS OF EVERY ASPECT OF
strategy; however this strategy had a        another security to provide additional     ANY MARKET, COUNTRY, INDUSTRY,
neutral impact over the full 12-month        income or to take advantage of capital     SECURITY OR THE FUND. STATEMENTS OF
period.                                      appreciation opportunities. During the     FACT ARE FROM SOURCES CONSIDERED
                                             portion of the reporting period in         RELIABLE, BUT A I M ADVISORS, INC.
    Throughout the second half of the        which reverse repos were utilized,         MAKES NO REPRESENTATION OR WARRANTY AS
fiscal year, we began to implement a         they were a slight detractor to Fund       TO THEIR COMPLETENESS OR ACCURACY.
new tactical strategy of using               performance.                               ALTHOUGH HISTORICAL PERFORMANCE IS NO
derivatives--specifically U.S.                                                          GUARANTEE OF FUTURE RESULTS, THESE
Treasury futures--to gain exposure to            Throughout the reporting period,       INSIGHTS MAY HELP YOU UNDERSTAND OUR
the U.S. Treasury market for purposes        we used mortgage dollar roll               INVESTMENT MANAGEMENT PHILOSOPHY
of managing the Fund's duration. U.S.        transactions to take advantage of
Treasury futures offer a variety of          opportunities in the mortgage market            See important Fund and index
standardized contracts, are exchange         and enhance current income. In             disclosures on the inside front cover.
traded and provide a high level of           mortgage dollar roll transactions, we
liquidity. This strategy offers us the       sell a mortgage-backed security and                     SCOT W. JOHNSON
opportunity to employ the Fund's cash        simultaneously agree to later
more effectively, compared to buying         repurchase another mortgage-backed                      Chartered Financial
actual bonds.                                security with the same interest rate       [JOHNSON     Analyst, senior portfolio
                                             and maturity date. While giving up the      PHOTO]      manager, lead manager of
    As the bond market rallied               right to receive interest and                           AIM Intermediate
throughout 2006, demand for MBS              principal payments on the security we                   Government Fund. Mr.
increased because higher interest            sold, the Fund may benefit from the        Johnson joined AIM in 1994. He earned
rates reduced one of the biggest             interest earned on investing the           both a B.A. in economics and an M.B.A.
threats to MBS investors--prepayments.       proceeds of the sale. However, the         in finance from Vanderbilt University.
By the end of the fiscal year, MBS           Fund may lose money if these types of
began to perform in line with                securities decline in value, due to                     CLINT DUDLEY
like-duration Treasuries. In our             market conditions or prepayments of
opinion, the MBS market was                  the underlying mortgages. During the                    Chartered Financial
approaching its fair value in terms of       fiscal year, rising interest rates and     [DUDLEY      Analyst, portfolio
yield premiums versus Treasuries, but        inflationary pressure in the economy        PHOTO]      manager, manager of AIM
was still offering an attractive             caused some holdings of the Fund to                     Intermediate Government
source of high quality yield for many        decline in value, which hindered the                    Fund. Mr. Dudley joined
investors.                                   Fund's performance. However, we            AIM in 1998. He earned both a B.B.A.
                                             implement                                  and an M.B.A. from Baylor University.
    MBS comprise the vast majority of
the Fund's holdings, although the Fund                                                  Assisted by the Taxable Investment
can own all forms of government                                                         Grade Bond Team
securities. We prefer the higher
yields and potential returns of MBS                                                     FOR A PRESENTATION OF YOUR FUND'S
                                                                                        LONG-TERM PERFORMANCE, PLEASE SEE
                                                                                        PAGES 7 AND 8.

AIM Intermediate Government Fund

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      mate the expenses that you paid over             THE HYPOTHETICAL ACCOUNT VALUES
                                             the period. Simply divide your account       AND EXPENSES MAY NOT BE USED TO
As a shareholder of the Fund, you            value by $1,000 (for example, an             ESTIMATE THE ACTUAL ENDING ACCOUNT
incur two types of costs: (1)                $8,600 account value divided by $1,000       BALANCE OR EXPENSES YOU PAID FOR THE
transaction costs, which may include         = 8.6), then multiply the result by          PERIOD. YOU MAY USE THIS INFORMATION
sales charges (loads) on purchase            the number in the table under the            TO COMPARE THE ONGOING COSTS OF
payments; contingent deferred sales          heading entitled "Actual Expenses Paid       INVESTING IN THE FUND AND OTHER FUNDS.
charges on redemptions; and redemption       During Period" to estimate the               TO DO SO, COMPARE THIS 5% HYPOTHETICAL
fees, if any; and (2) ongoing costs,         expenses you paid on your account            EXAMPLE WITH THE 5% HYPOTHETICAL
including management fees;                   during this period.                          EXAMPLES THAT APPEAR IN THE
distribution and/or service fees                                                          SHAREHOLDER REPORTS OF THE OTHER
(12b-1); and other Fund expenses. This       HYPOTHETICAL EXAMPLE FOR                     FUNDS.
example is intended to help you              COMPARISON PURPOSES
understand your ongoing costs (in                                                             Please note that the expenses
dollars) of investing in the Fund and        The table below also provides                shown in the table are meant to
to compare these costs with ongoing          information about hypothetical account       highlight your ongoing costs only and
costs of investing in other mutual           values and hypothetical expenses based       do not reflect any transactional
funds. The example is based on an            on the Fund's actual expense ratio and       costs, such as sales charges (loads)
investment of $1,000 invested at the         an assumed rate of return of 5% per          on purchase payments, contingent
beginning of the period and held for         year before expenses, which is not the       deferred sales charges on redemptions,
the entire period February 1, 2006,          Fund's actual return. The Fund's             and redemption fees, if any.
through July 31, 2006.                       actual cumulative total returns at net       Therefore, the hypothetical
                                             asset value after expenses for the six       information is useful in comparing
ACTUAL EXPENSES                              months ended July 31, 2006, appear in        ongoing costs only, and will not help
                                             the table "Cumulative Total Returns"         you determine the relative total costs
The table below provides information         on page 8.                                   of owning different funds. In
about actual account values and actual                                                    addition, if these transactional costs
expenses. You may use the information                                                     were included, your costs would have
in this table, together with the                                                          been higher.
amount you invested, to esti-

================================================================================================================================
                                               ACTUAL                      HYPOTHETICAL
                                                                 (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING         ENDING           EXPENSES          ENDING        EXPENSES         ANNUALIZED
  SHARE          ACCOUNT VALUE    ACCOUNT VALUE      PAID DURING    ACCOUNT VALUE    PAID DURING         EXPENSE
  CLASS            (2/1/06)         (7/31/06)(1)      PERIOD(2)        (7/31/06)      PERIOD(2)           RATIO
    A             $1,000.00        $1,003.40            $5.61         $1,019.19         $5.66             1.13%
    B              1,000.00         1,000.90             9.33          1,015.47          9.39             1.88
    C              1,000.00         1,000.90             9.33          1,015.47          9.39             1.88
    R              1,000.00         1,003.30             6.85          1,017.95          6.90             1.38
Investor           1,000.00         1,004.80             5.37          1,019.44          5.41             1.08

(1)  The actual ending account value is based on the actual total return of the Fund for the period February 1, 2006, through July 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended July 31, 2006, appear in the table "Cumulative Total Returns" on page 8.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
================================================================================================================================

AIM Intermediate Government Fund

YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT
Fund and index data from 7/31/96

================================================================================================================
                                                    [MOUNTAIN CHART]

DATE           AIM INTERMEDIATE     LEHMAN BROTHERS U.S.       LEHMAN BROTHERS               LIPPER INTERMEDIATE
               GOVERNMENT FUND-       AGGREGATE BOND      INTERMEDIATE U.S. GOVERNMENT         US. GOVERNMENT
                CLASS A SHARES           INDEX                AND MORTGAGE INDEX                 FUNDS INDEX
 7/96             $ 9525                 $10000                 $10000                              $10000
 8/96               9496                   9983                  10006                                9988
 9/96               9634                  10157                  10152                               10143
10/96               9826                  10382                  10333                               10342
11/96               9987                  10560                  10468                               10503
12/96               9894                  10462                  10412                               10413
 1/97               9929                  10494                  10468                               10441
 2/97               9942                  10520                  10493                               10459
 3/97               9847                  10403                  10416                               10359
 4/97               9991                  10559                  10555                               10499
 5/97              10070                  10659                  10646                               10584
 6/97              10194                  10785                  10752                               10697
 7/97              10451                  11076                  10952                               10958
 8/97              10353                  10982                  10917                               10868
 9/97              10502                  11144                  11045                               11018
10/97              10639                  11305                  11171                               11163
11/97              10676                  11358                  11201                               11196
12/97              10793                  11472                  11297                               11300
 1/98              10921                  11619                  11428                               11447
 2/98              10912                  11610                  11433                               11426
 3/98              10939                  11650                  11475                               11461
 4/98              10977                  11711                  11534                               11511
 5/98              11084                  11822                  11612                               11611
 6/98              11170                  11922                  11680                               11706
 7/98              11197                  11948                  11731                               11729
 8/98              11413                  12142                  11899                               11946
 9/98              11666                  12427                  12113                               12231
10/98              11621                  12361                  12116                               12161
11/98              11636                  12431                  12125                               12179
12/98              11675                  12468                  12174                               12224
 1/99              11727                  12557                  12244                               12283
 2/99              11508                  12338                  12135                               12053
 3/99              11560                  12407                  12216                               12131
 4/99              11575                  12446                  12260                               12163
 5/99              11466                  12337                  12189                               12051
 6/99              11382                  12298                  12175                               12011
 7/99              11367                  12245                  12133                               11969
 8/99              11377                  12239                  12141                               11957
 9/99              11476                  12381                  12294                               12086
10/99              11512                  12427                  12343                               12112
11/99              11509                  12426                  12351                               12113
12/99              11455                  12366                  12316                               12054
 1/00              11414                  12325                  12240                               12016
 2/00              11529                  12475                  12363                               12148
 3/00              11632                  12639                  12501                               12303
 4/00              11630                  12603                  12503                               12258
 5/00              11627                  12597                  12522                               12245
 6/00              11798                  12859                  12758                               12481
 7/00              11863                  12976                  12841                               12577
 8/00              11996                  13164                  13013                               12755
 9/00              12088                  13247                  13139                               12842
10/00              12154                  13334                  13231                               12933
11/00              12342                  13552                  13428                               13145
12/00              12530                  13804                  13653                               13400
 1/01              12661                  14029                  13853                               13582
 2/01              12752                  14152                  13952                               13717
 3/01              12784                  14223                  14042                               13780
 4/01              12732                  14164                  14034                               13700
 5/01              12776                  14249                  14113                               13771
 6/01              12807                  14303                  14149                               13814
 7/01              13037                  14623                  14406                               14117
 8/01              13155                  14790                  14533                               14266
 9/01              13402                  14962                  14789                               14476
10/01              13680                  15276                  15004                               14777
11/01              13447                  15065                  14849                               14533
12/01              13295                  14969                  14786                               14415
 1/02              13389                  15090                  14893                               14514
 2/02              13527                  15237                  15043                               14664
 3/02              13330                  14983                  14857                               14398
 4/02              13576                  15274                  15137                               14677
 5/02              13677                  15404                  15245                               14807
 6/02              13795                  15537                  15397                               14963
 7/02              14003                  15724                  15619                               15198
 8/02              14211                  15990                  15765                               15438
 9/02              14491                  16249                  15942                               15712
10/02              14422                  16175                  15973                               15642
11/02              14318                  16170                  15913                               15543
12/02              14624                  16504                  16133                               15856
 1/03              14578                  16518                  16140                               15827
 2/03              14739                  16747                  16280                               16036
 3/03              14654                  16734                  16281                               16002
 4/03              14739                  16872                  16340                               16073
 5/03              14933                  17187                  16458                               16349
 6/03              14884                  17153                  16461                               16302
 7/03              14426                  16576                  16114                               15788
 8/03              14439                  16686                  16193                               15845
 9/03              14777                  17128                  16500                               16218
10/03              14647                  16968                  16398                               16063
11/03              14707                  17009                  16418                               16077
12/03              14815                  17182                  16574                               16203
 1/04              14894                  17320                  16672                               16301
 2/04              14989                  17507                  16820                               16450
 3/04              15052                  17638                  16913                               16559
 4/04              14807                  17180                  16578                               16181
 5/04              14757                  17111                  16535                               16116
 6/04              14833                  17207                  16636                               16177
 7/04              14924                  17378                  16772                               16308
 8/04              15097                  17710                  17027                               16557
 9/04              15088                  17758                  17044                               16571
10/04              15162                  17906                  17167                               16671
11/04              15116                  17764                  17072                               16550
12/04              15171                  17927                  17180                               16664
 1/05              15209                  18040                  17240                               16722
 2/05              15163                  17933                  17152                               16631
 3/05              15121                  17841                  17115                               16579
 4/05              15252                  18083                  17310                               16778
 5/05              15315                  18278                  17447                               16915
 6/05              15344                  18378                  17507                               16984
 7/05              15321                  18211                  17391                               16841
 8/05              15402                  18444                  17563                               17036
 9/05              15343                  18254                  17451                               16961
10/05              15285                  18110                  17352                               16786
11/05              15328                  18190                  17415                               16841
12/05              15406                  18363                  17555                               16972
 1/06              15437                  18364                  17585                               16980
 2/06              15448                  18425                  17631                               17012
 3/06              15370                  18244                  17525                               16891
 4/06              15364                  18211                  17533                               16871
 5/06              15340                  18191                  17518                               16869
 6/06              15369                  18230                  17551                               16896
 7/06              15485                  18476                  17771                               17085

                                                                  SOURCE: LIPPER,INC.,LEHMAN BROTHERS INC.
================================================================================================================


Past performance cannot guarantee                This chart, which is a logarithmic
comparable future results.                   chart, presents the fluctuations in
                                             the value of the Fund and its indexes.
    The data shown in the chart              We believe that a logarithmic chart is
include reinvested distributions,            more effective than other types of
applicable sales charges, Fund               charts in illustrating changes in
expenses and management fees. Index          value during the early years shown in
results include reinvested dividends         the chart. The vertical axis, the one
but they do not reflect sales charges.       that indicates the dollar value of an
Performance of an index of funds             investment, is constructed with each
reflects fund expenses and management        segment representing a percent change
fees; performance of a market index          in the value of the investment. In
does not. Performance shown in the           this chart, each segment represents a
chart and table(s) does not reflect          doubling, or 100% change, in the value
deduction of taxes a shareholder would       of the investment. In other words, the
pay on Fund distributions or sale of         space between $5,000 and $10,000 is
Fund shares. Performance of the              the same size as the space between
indexes does not reflect the effects         $10,000 and $20,000, and so on.
of taxes.


Continued from inside front cover

The Fund provides a complete list of         Forms N-Q on the SEC Web site at             able without charge, upon request,
its holdings four times in each fiscal       sec.gov. Copies of the Fund's Forms          from our Client Services department at
year, at the quarter-ends. For the           N-Q may be reviewed and copied at the        800-959-4246 or on the AIM Web site,
second and fourth quarters, the lists        SEC Public Reference Room in                 AIMinvestments.com. On the home page,
appear in the Fund's semiannual and          Washington, D.C. You can obtain              scroll down and click on AIM Funds
annual reports to shareholders. For          information on the operation of the          Proxy Policy. The information is also
the first and third quarters, the Fund       Public Reference Room, including             available on the SEC Web site, sec.gov.
files the lists with the Securities          information about duplicating fee
and Exchange Commission (SEC) on Form        charges, by calling 202-942-8090 or          Information regarding how the Fund
N-Q. The most recent list of portfolio       800-732-0330,or by electronic request        voted proxies related to its portfolio
holdings is available at                     at the following e-mail address:             securities during the 12 months ended
AIMinvestments.com. From our home            publicinfo@sec.gov. The SEC file             June 30, 2006, is available at our Web
page, click on Products & Performance,       numbers for the Fund are 811-05686 and       site. Go to AIMinvestments.com, access
then Mutual Funds, then Fund Overview.       033-39519.                                   the About Us tab, click on Required
Select your Fund from the drop-down                                                       Notices and then click on Proxy Voting
menu and click on Complete Quarterly         A description of the policies and            Activity. Next, select the Fund from
Holdings. Shareholders can also look         procedures that the Fund uses to             the drop-down menu. The information is
up the Fund's                                determine how to vote proxies relating       also available on the SEC Web site,
                                             to portfolio securities is avail-            sec.gov.

AIM Intermediate Government Fund



=======================================      =======================================      =======================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 CUMULATIVE TOTAL RETURNS
As of 7/31/06, including applicable          As of 6/30/06, the most recent calendar      6 months ended 7/31/06, excluding
sales charges                                quarter-end, including applicable sales      applicable sales charges
                                             charges
CLASS A SHARES                                                                            Class A Shares                    0.34%
Inception (4/28/87)               5.82%      CLASS A SHARES                               Class B Shares                    0.09
10 Years                          4.47       Inception (4/28/87)               5.80%      Class C Shares                    0.09
 5 Years                          2.51       10 Years                          4.43       Class R Shares                    0.33
 1 Year                          -3.70        5 Years                          2.70       Investor Class Shares             0.48
                                              1 Year                          -4.56
CLASS B SHARES                                                                            =======================================
Inception (9/7/93)                4.14%      CLASS B SHARES
10 Years                          4.37       Inception (9/7/93)                4.10%
 5 Years                          2.40       10 Years                          4.31
 1 Year                          -4.45        5 Years                          2.61
                                              1 Year                          -5.45
CLASS C SHARES
Inception (8/4/97)                3.79%      CLASS C SHARES
 5 Years                          2.75       Inception (8/4/97)                3.73%
 1 Year                          -0.48        5 Years                          2.96
                                              1 Year                          -1.64
CLASS R SHARES
10 Years                          4.73%      CLASS R SHARES
 5 Years                          3.27       10 Years                          4.68%
 1 Year                           0.86        5 Years                          3.45
                                              1 Year                          -0.20
INVESTOR CLASS SHARES
10 Years                          5.00%      INVESTOR CLASS SHARES
 5 Years                          3.55       10 Years                          4.95%
 1 Year                           1.26        5 Years                          3.73
                                              1 Year                           0.09
=======================================      =======================================

CLASS R SHARES' INCEPTION DATE IS JUNE       AND REFLECT THE RULE 12b-1 FEES              DEFERRED SALES CHARGE (CDSC) FOR THE
3, 2002. RETURNS SINCE THAT DATE ARE         APPLICABLE TO CLASS A SHARES.                PERIOD INVOLVED. THE CDSC ON CLASS B
HISTORICAL RETURNS. ALL OTHER RETURNS                                                     SHARES DECLINES FROM 5% BEGINNING AT
ARE BLENDED RETURNS OF HISTORICAL                THE PERFORMANCE DATA QUOTED              THE TIME OF PURCHASE TO 0% AT THE
CLASS R SHARE PERFORMANCE AND RESTATED       REPRESENT PAST PERFORMANCE AND CANNOT        BEGINNING OF THE SEVENTH YEAR. THE
CLASS A SHARE PERFORMANCE (FOR PERIODS       GUARANTEE COMPARABLE FUTURE RESULTS;         CDSC ON CLASS C SHARES IS 1% FOR THE
PRIOR TO THE INCEPTION DATE OF CLASS R       CURRENT PERFORMANCE MAY BE LOWER OR          FIRST YEAR AFTER PURCHASE. CLASS R
SHARES) AT NET ASSET VALUE, ADJUSTED         HIGHER. PLEASE VISIT AIMinvestments.com      SHARES DO NOT HAVE A FRONT-END SALES
TO REFLECT THE HIGHER RULE 12b-1 FEES        FOR THE MOST RECENT MONTH-END PERFORMANCE.   CHARGE; RETURNS SHOWN ARE AT NET ASSET
APPLICABLE TO CLASS R SHARES.                PERFORMANCE FIGURES REFLECT REINVESTED       VALUE AND DO NOT REFLECT A 0.75% CDSC
                                             DISTRIBUTIONS, CHANGES IN NET ASSET          THAT MAY BE IMPOSED ON A TOTAL
    INVESTOR CLASS SHARES' INCEPTION         VALUE AND THE EFFECT OF THE MAXIMUM          REDEMPTION OF RETIREMENT PLAN ASSETS
DATE IS SEPTEMBER 30, 2003. RETURNS SINCE    SALES CHARGE UNLESS OTHERWISE STATED.        WITHIN THE FIRST YEAR. INVESTOR CLASS
THAT DATE ARE HISTORICAL RETURNS. ALL        INVESTMENT RETURN AND PRINCIPAL VALUE        SHARES DO NOT HAVE A FRONT-END SALES
OTHER RETURNS ARE BLENDED RETURNS OF         WILL FLUCTUATE SO THAT YOU MAY HAVE A        CHARGE OR A CDSC; THEREFORE,
HISTORICAL INVESTOR CLASS SHARE              GAIN OR LOSS WHEN YOU SELL SHARES.           PERFORMANCE IS AT NET ASSET VALUE.
PERFORMANCE AND RESTATED CLASS A SHARE
PERFORMANCE (FOR PERIODS PRIOR TO THE            CLASS A SHARE PERFORMANCE REFLECTS           THE PERFORMANCE OF THE FUND'S
INCEPTION DATE OF INVESTOR CLASS             THE MAXIMUM 4.75% SALES CHARGE, AND          SHARE CLASSES WILL DIFFER PRIMARILY
SHARES) AT NET ASSET VALUE                   CLASS B AND CLASS C SHARE PERFORMANCE        DUE TO DIFFERENT SALES CHARGE
                                             REFLECTS THE APPLICABLE CONTINGENT           STRUCTURES AND CLASS EXPENSES.

AIM Intermediate Government Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT



The Board of Trustees of AIM                 o The nature and extent of the               Senior Officer (discussed below) only
Investment Securities Funds (the             advisory services to be provided by          considered Fund performance through
"Board") oversees the management of          AIM. The Board reviewed the services         the most recent calendar year, the
AIM Intermediate Government Fund (the        to be provided by AIM under the              Board also reviewed more recent Fund
"Fund") and, as required by law,             Advisory Agreement. Based on such            performance, which did not change
determines annually whether to approve       review, the Board concluded that the         their conclusions.
the continuance of the Fund's advisory       range of services to be provided by
agreement with A I M Advisors, Inc.          AIM under the Advisory Agreement was         o Meetings with the Fund's portfolio
("AIM"). Based upon the recommendation       appropriate and that AIM currently is        managers and investment personnel.
of the Investments Committee of the          providing services in accordance with        With respect to the Fund, the Board is
Board, at a meeting held on June 27,         the terms of the Advisory Agreement.         meeting periodically with such Fund's
2006, the Board, including all of the                                                     portfolio managers and/or other
independent trustees, approved the           o The quality of services to be              investment personnel and believes that
continuance of the advisory agreement        provided by AIM. The Board reviewed          such individuals are competent and
(the "Advisory Agreement") between the       the credentials and experience of the        able to continue to carry out their
Fund and AIM for another year,               officers and employees of AIM who will       responsibilities under the Advisory
effective July 1, 2006.                      provide investment advisory services         Agreement.
                                             to the Fund. In reviewing the
    The Board considered the factors         qualifications of AIM to provide             o Overall performance of AIM. The
discussed below in evaluating the            investment advisory services, the            Board considered the overall
fairness and reasonableness of the           Board considered such issues as AIM's        performance of AIM in providing
Advisory Agreement at the meeting on         portfolio and product review process,        investment advisory and portfolio
June 27, 2006 and as part of the             various back office support functions        administrative services to the Fund
Board's ongoing oversight of the Fund.       provided by AIM and AIM's equity and         and concluded that such performance
In their deliberations, the Board and        fixed income trading operations. Based       was satisfactory.
the independent trustees did not             on the review of these and other
identify any particular factor that          factors, the Board concluded that the        o Fees relative to those of clients of
was controlling, and each trustee            quality of services to be provided by        AIM with comparable investment
attributed different weights to the          AIM was appropriate and that AIM             strategies. The Board noted that AIM
various factors.                             currently is providing satisfactory          does not serve as an advisor to other
                                             services in accordance with the terms        mutual funds or other clients with
    One responsibility of the                of the Advisory Agreement.                   investment strategies comparable to
independent Senior Officer of the Fund                                                    those of the Fund.
is to manage the process by which the        o The performance of the Fund relative
Fund's proposed management fees are          to comparable funds. The Board               o Fees relative to those of comparable
negotiated to ensure that they are           reviewed the performance of the Fund         funds with other advisors. The Board
negotiated in a manner which is at           during the past one, three and five          reviewed the advisory fee rate for the
arms' length and reasonable. To that         calendar years against the performance       Fund under the Advisory Agreement. The
end, the Senior Officer must either          of funds advised by other advisors           Board compared effective contractual
supervise a competitive bidding              with investment strategies comparable        advisory fee rates at a common asset
process or prepare an independent            to those of the Fund. The Board noted        level at the end of the past calendar
written evaluation. The Senior Officer       that the Fund's performance in such          year and noted that the Fund's rate
has recommended an independent written       periods was below the median                 was below the median rate of the funds
evaluation in lieu of a competitive          performance of such comparable funds.        advised by other advisors with
bidding process and, upon the                Based on this review and after taking        investment strategies comparable to
direction of the Board, has prepared         account of all of the other factors          those of the Fund that the Board
such an independent written                  that the Board considered in                 reviewed. Based on this review, the
evaluation. Such written evaluation          determining whether to continue the          Board concluded that the advisory fee
also considered certain of the factors       Advisory Agreement for the Fund, the         rate for the Fund under the Advisory
discussed below. In addition, as             Board concluded that no changes should       Agreement was fair and reasonable.
discussed below, the Senior Officer          be made to the Fund and that it was
made a recommendation to the Board in        not necessary to change the Fund's           o Expense limitations and fee waivers.
connection with such written                 portfolio management team at this            The Board noted that there were no fee
evaluation.                                  time. Although the independent written       waivers or expense limitations
                                             evaluation of the Fund's Senior              currently in effect for the Fund. The
    The discussion below serves as a         Officer (discussed below) only               Board concluded that no such waivers
summary of the Senior Officer's              considered Fund performance through          or limitations were necessary at this
independent written evaluation and           the most recent calendar year, the           time because the Fund's overall
recommendation to the Board in               Board also reviewed more recent Fund         expense ratio was comparable to the
connection therewith, as well as a           performance, which did not change            median expense ratio of the funds
discussion of the material factors and       their conclusions.                           advised by other advisors with
the conclusions with respect thereto                                                      investment strategies comparable to
that formed the basis for the Board's        o The performance of the Fund relative       those of the Fund that the Board
approval of the Advisory Agreement.          to indices. The Board reviewed the           reviewed.
After consideration of all of the            performance of the Fund during the
factors below and based on its               past one, three and five calendar            o Breakpoints and economies of scale.
informed business judgment, the Board        years against the performance of the         The Board reviewed the structure of
determined that the Advisory Agreement       Lipper Intermediate U.S. Government          the Fund's advisory fee under the
is in the best interests of the Fund         Fund Index. The Board noted that the         Advisory Agreement, noting that it
and its shareholders and that the            Fund's performance in such periods was       includes three breakpoints. The Board
compensation to AIM under the Advisory       below the performance of such Index.         reviewed the level of the Fund's
Agreement is fair and reasonable and         Based on this review and after taking        advisory fees, and noted that such
would have been obtained through arm's       account of all of the other factors          fees, as a percentage of the Fund's
length negotiations.                         that the Board considered in                 net assets, have decreased as net
                                             determining whether to continue the          assets increased because the Advisory
    Unless otherwise stated,                 Advisory Agreement for the Fund, the         Agreement includes breakpoints. The
information presented below is as of         Board concluded that no changes should       Board noted that, due to the Fund's
June 27, 2006 and does not reflect any       be made to the Fund and that it was          asset levels at the end of the last
changes that may have occurred since         not necessary to change the Fund's           calendar year and the way in which the
June 27, 2006, including but not             portfolio management team at this            advisory fee breakpoints have been
limited to changes to the Fund's             time. Although the independent written       structured, the Fund has yet to fully
performance, advisory fees, expense          evaluation of the Fund's                     benefit from the breakpoints. The
limitations and/or fee waivers.                                                           Board concluded that the Fund's fee
                                                                                          levels under the Advisory Agreement
                                                                                          there-


                                                                                                                         (continued)

AIM Intermediate Government Fund


fore reflect economies of scale and          o Benefits of soft dollars to AIM. The
that it was not necessary to change          Board considered the benefits realized
the advisory fee breakpoints in the          by AIM as a result of brokerage
Fund's advisory fee schedule.                transactions executed through "soft
                                             dollar" arrangements. Under these
o Investments in affiliated money            arrangements, brokerage commissions
market funds. The Board also took into       paid by the Fund and/or other funds
account the fact that uninvested cash        advised by AIM are used to pay for
and cash collateral from securities          research and execution services. This
lending arrangements, if any                 research may be used by AIM in making
(collectively, "cash balances") of the       investment decisions for the Fund. The
Fund may be invested in money market         Board concluded that such arrangements
funds advised by AIM pursuant to the         were appropriate.
terms of an SEC exemptive order. The
Board found that the Fund may realize        o AIM's financial soundness in light
certain benefits upon investing cash         of the Fund's needs. The Board
balances in AIM advised money market         considered whether AIM is financially
funds, including a higher net return,        sound and has the resources necessary
increased liquidity, increased               to perform its obligations under the
diversification or decreased                 Advisory Agreement, and concluded that
transaction costs. The Board also            AIM has the financial resources
found that the Fund will not receive         necessary to fulfill its obligations
reduced services if it invests its           under the Advisory Agreement.
cash balances in such money market
funds. The Board noted that, to the          o Historical relationship between the
extent the Fund invests uninvested           Fund and AIM. In determining whether
cash in affiliated money market funds,       to continue the Advisory Agreement for
AIM has voluntarily agreed to waive a        the Fund, the Board also considered
portion of the advisory fees it              the prior relationship between AIM and
receives from the Fund attributable to       the Fund, as well as the Board's
such investment. The Board further           knowledge of AIM's operations, and
determined that the proposed                 concluded that it was beneficial to
securities lending program and related       maintain the current relationship, in
procedures with respect to the lending       part, because of such knowledge. The
Fund is in the best interests of the         Board also reviewed the general nature
lending Fund and its respective              of the non-investment advisory
shareholders. The Board therefore            services currently performed by AIM
concluded that the investment of cash        and its affiliates, such as
collateral received in connection with       administrative, transfer agency and
the securities lending program in the        distribution services, and the fees
money market funds according to the          received by AIM and its affiliates for
procedures is in the best interests of       performing such services. In addition
the lending Fund and its respective          to reviewing such services, the
shareholders.                                trustees also considered the
                                             organizational structure employed by
o Independent written evaluation and         AIM and its affiliates to provide
recommendations of the Fund's Senior         those services. Based on the review of
Officer. The Board noted that, upon          these and other factors, the Board
their direction, the Senior Officer of       concluded that AIM and its affiliates
the Fund, who is independent of AIM          were qualified to continue to provide
and AIM's affiliates, had prepared an        non-investment advisory services to
independent written evaluation in            the Fund, including administrative,
order to assist the Board in                 transfer agency and distribution
determining the reasonableness of the        services, and that AIM and its
proposed management fees of the AIM          affiliates currently are providing
Funds, including the Fund. The Board         satisfactory non-investment advisory
noted that the Senior Officer's              services.
written evaluation had been relied
upon by the Board in this regard in          o Other factors and current trends.
lieu of a competitive bidding process.       The Board considered the steps that
In determining whether to continue the       AIM and its affiliates have taken over
Advisory Agreement for the Fund, the         the last several years, and continue
Board considered the Senior Officer's        to take, in order to improve the
written evaluation.                          quality and efficiency of the services
                                             they provide to the Funds in the areas
o Profitability of AIM and its               of investment performance, product
affiliates. The Board reviewed               line diversification, distribution,
information concerning the                   fund operations, shareholder services
profitability of AIM's (and its              and compliance. The Board concluded
affiliates') investment advisory and         that these steps taken by AIM have
other activities and its financial           improved, and are likely to continue
condition. The Board considered the          to improve, the quality and efficiency
overall profitability of AIM, as well        of the services AIM and its affiliates
as the profitability of AIM in               provide to the Fund in each of these
connection with managing the Fund. The       areas, and support the Board's
Board noted that AIM's operations            approval of the continuance of the
remain profitable, although increased        Advisory Agreement for the Fund.
expenses in recent years have reduced
AIM's profitability. Based on the
review of the profitability of AIM's
and its affiliates' investment
advisory and other activities and its
financial condition, the Board
concluded that the compensation to be
paid by the Fund to AIM under its
Advisory Agreement was not excessive.

Supplement to Annual Report dated 7/31/06

AIM Intermediate Government Fund

INSTITUTIONAL CLASS SHARES

The following information has been          =========================================         INSTITUTIONAL CLASS SHARES HAVE NO
prepared to provide Institutional Class     Average Annual Total Returns                  SALES CHARGE; THEREFORE, PERFORMANCE IS
shareholders with a performance overview    For periods ended 7/31/06                     AT NAV. PERFORMANCE OF INSTITUTIONAL
specific to their holdings.                                                               CLASS SHARES WILL DIFFER FROM
Institutional Class shares are offered      10 Years                    5.06%             PERFORMANCE OF OTHER SHARE CLASSES
exclusively to institutional investors,     5 Years                     3.65              PRIMARILY DUE TO DIFFERING SALES CHARGES
including defined contribution plans        1 Year                      1.63              AND CLASS EXPENSES.
that meet certain criteria.                 6 Months*                   0.72
                                            =========================================         PLEASE NOTE THAT PAST PERFORMANCE IS
                                                                                          NOT INDICATIVE OF FUTURE RESULTS. MORE
                                            Average Annual Total Returns                  RECENT RETURNS MAY BE MORE OR LESS THAN
                                            For periods ended 6/30/06, most               THOSE SHOWN. ALL RETURNS ASSUME
                                            recent calendar quarter-end                   REINVESTMENT OF DISTRIBUTIONS AT NAV.
                                                                                          INVESTMENT RETURN AND PRINCIPAL VALUE
                                            10 Years                           5.00%      WILL FLUCTUATE SO YOUR SHARES, WHEN
                                            5 Years                            3.83       REDEEMED, MAY BE WORTH MORE OR LESS THAN
                                            1 Year                             0.57       THEIR ORIGINAL COST. SEE FULL REPORT FOR
                                            6 Months*                         -0.11       INFORMATION ON COMPARATIVE BENCHMARKS.
                                                                                          PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                            *    Cumulative total return that has         MORE INFORMATION. FOR THE MOST CURRENT
                                                 not been annualized                      MONTH-END PERFORMANCE, PLEASE CALL
                                            =========================================     800-451-4246 OR VISIT
                                                                                          AIMINVESTMENTS.COM.
                                            INSTITUTIONAL CLASS SHARES' INCEPTION
                                            DATE IS APRIL 29, 2005. RETURNS SINCE
                                            THAT DATE ARE HISTORICAL RETURNS. ALL
                                            OTHER RETURNS ARE BLENDED RETURNS OF
                                            HISTORICAL INSTITUTIONAL CLASS SHARE
                                            PERFORMANCE AND RESTATED CLASS A SHARE
                                            PERFORMANCE (FOR PERIODS PRIOR TO THE
                                            INCEPTION DATE OF INSTITUTIONAL CLASS
                                            SHARES) AT NET ASSET VALUE (NAV) AND
                                            REFLECT THE HIGHER RULE 12B-1 FEES
                                            APPLICABLE TO CLASS A SHARES. CLASS A
                                            SHARES' INCEPTION DATE IS APRIL 28,
                                            1987.


=========================================
NASDAQ Symbol                      AGOIX
=========================================

Over for information on your Fund's expenses.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


                                  [YOUR GOALS.
                                OUR SOLUTIONS.]          [AIM INVESTMENTS LOGO]
                            - REGISTERED TRADEMARK -    - REGISTERED TRADEMARK -

AIMINVESTMENTS.COM   GOV-INS-1   A I M Distributors, Inc.

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                     divide your account value by $1,000 (for         The hypothetical account values and
                                            example, an $8,600 account value divided     expenses may not be used to estimate the
As a shareholder of the Fund, you incur     by $1,000 = 8.6), then multiply the          actual ending account balance or
ongoing costs, including management fees    result by the number in the table under      expenses you paid for the period. You
and other Fund expenses. This example is    the heading entitled "Actual Expenses        may use this information to compare the
intended to help you understand your        Paid During Period" to estimate the          ongoing costs of investing in the Fund
ongoing costs (in dollars) of investing     expenses you paid on your account during     and other funds. To do so, compare this
in the Fund and to compare these costs      this period.                                 5% hypothetical example with the 5%
with ongoing costs of investing in other                                                 hypothetical examples that appear in the
mutual funds. The example is based on an    HYPOTHETICAL EXAMPLE FOR                     shareholder reports of the other funds.
investment of $1,000 invested at the        COMPARISON PURPOSES
beginning of the period and held for the                                                     Please note that the expenses shown
entire period February 1, 2006, through     The table below also provides                in the table are meant to highlight your
July 31, 2006.                              information about hypothetical account       ongoing costs only. Therefore, the
                                            values and hypothetical expenses based       hypothetical information is useful in
ACTUAL EXPENSES                             on the Fund's actual expense ratio and       comparing ongoing costs only, and will
                                            an assumed rate of return of 5% per year     not help you determine the relative
The table below provides information        before expenses, which is not the Fund's     total costs of owning different funds.
about actual account values and actual      actual return. The Fund's actual
expenses. You may use the information in    cumulative total return after expenses
this table, together with the amount you    for the six months ended July 31, 2006,
invested, to estimate the expenses that     appears in the table on the front of
you paid over the period. Simply            this supplement.


                                                                         HYPOTHETICAL
                                           ACTUAL             (5% annual return before expenses)
                                ---------------------------   ----------------------------------
                  Beginning         Ending        Expenses            Ending        Expenses       Annualized
    Share       Account Value   Account Value   Paid During       Account Value   Paid During        Expense
    Class          (2/1/06)      (7/31/06)(1)    Period(2)          (7/31/06)      Period(2)          Ratio
    -----       -------------   -------------   -----------       -------------   -----------      ----------

Institutional     $1,000.00       $1,007.20        $2.94            $1,021.87        $2.96            0.59%

(1) The actual ending account value is based on the actual total return of the Fund for the period February 1, 2006, through July 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended July 31, 2006, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

AIMINVESTMENTS.COM   GOV-INS-1   A I M Distributors, Inc.

AIM INTERMEDIATE GOVERNMENT FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2006


                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------
U.S. MORTGAGE-BACKED SECURITIES-87.68%(a)

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-30.99%

Pass Through Ctfs.,
  8.00%, 09/01/06 to 02/01/35                  $16,423,983   $  17,472,464
--------------------------------------------------------------------------
  8.50%, 07/01/07 to 05/01/26                      553,792         583,019
--------------------------------------------------------------------------
  7.00%, 11/01/10 to 03/01/36                   23,155,415      23,881,745
--------------------------------------------------------------------------
  6.50%, 02/01/11 to 02/01/35                   42,359,640      43,034,151
--------------------------------------------------------------------------
  10.00%, 11/01/11 to 04/01/20                     686,732         752,617
--------------------------------------------------------------------------
  12.00%, 02/01/13                                   1,392           1,510
--------------------------------------------------------------------------
  6.00%, 06/01/17 to 05/01/33                   11,916,643      11,998,587
--------------------------------------------------------------------------
  10.50%, 08/01/19 to 01/01/21                     145,973         159,088
--------------------------------------------------------------------------
  9.50%, 11/01/20 to 04/01/25                      612,900         667,964
--------------------------------------------------------------------------
  9.00%, 06/01/21 to 04/01/25                    2,407,040       2,579,369
--------------------------------------------------------------------------
  7.05%, 05/20/27                                1,251,974       1,280,005
--------------------------------------------------------------------------
  7.50%, 09/01/30 to 05/01/34                   11,800,716      12,228,058
--------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  4.50%, 08/01/21(b)(c)                          3,469,735       3,304,923
--------------------------------------------------------------------------
  5.00%, 08/01/21 to 08/01/36(b)(c)             31,044,540      29,715,507
--------------------------------------------------------------------------
  7.50%, 07/01/36(b)                               900,000         931,720
--------------------------------------------------------------------------
  5.50%, 08/01/36(b)(c)                         25,645,186      24,915,901
--------------------------------------------------------------------------
  6.00%, 08/01/36(b)(c)                          8,642,000       8,593,389
==========================================================================
                                                               182,100,017
==========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-45.59%

Pass Through Ctfs.,
  8.50%, 01/01/07 to 10/01/30                    8,309,864       8,947,606
--------------------------------------------------------------------------
  7.50%, 07/01/10 to 05/01/36                   27,813,646      28,808,740
--------------------------------------------------------------------------
  7.00%, 05/01/11 to 06/01/36                   41,957,280      43,280,479
--------------------------------------------------------------------------
  8.00%, 02/01/12 to 06/01/36                   25,725,899      27,102,605
--------------------------------------------------------------------------
  6.00%, 10/01/13 to 04/01/24                   18,500,823      18,794,711
--------------------------------------------------------------------------
  6.50%, 06/01/14 to 10/01/35                   51,364,876      52,336,211
--------------------------------------------------------------------------
  9.50%, 07/01/16 to 08/01/22                      129,377         140,478
--------------------------------------------------------------------------
  9.00%, 12/01/16                                  242,679         264,012
--------------------------------------------------------------------------
  5.00%, 01/01/17 to 12/01/18                    5,363,435       5,229,263
--------------------------------------------------------------------------
  10.00%, 12/20/19 to 12/20/21                     763,128         838,477
--------------------------------------------------------------------------
  6.75%, 07/01/24                                2,113,080       2,155,863
--------------------------------------------------------------------------
  10.35%, 04/20/25                                 312,171         346,636
--------------------------------------------------------------------------
  6.95%, 07/01/25 to 09/01/26                      361,862         373,318
--------------------------------------------------------------------------
  5.50%, 02/01/32 to 10/01/33                       31,502          30,741
--------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 08/01/15(b)(c)                          8,929,320       8,672,602
--------------------------------------------------------------------------

                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION-(CONTINUED)

  6.00%, 08/01/15 to 08/01/36(b)(c)            $38,564,741   $  38,476,452
--------------------------------------------------------------------------
  5.50%, 08/01/21(b)(c)                         21,618,794      21,389,094
--------------------------------------------------------------------------
  4.50%, 09/01/21(b)(c)                         10,243,276       9,782,329
--------------------------------------------------------------------------
  6.50%, 07/01/36(b)                                     2               2
--------------------------------------------------------------------------
  8.50%, 08/01/36(b)                               800,000         854,250
==========================================================================
                                                               267,823,869
==========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-11.10%

Pass Through Ctfs.,
  6.00%, 10/15/08 to 08/15/33                    6,681,442(d)     6,700,558
--------------------------------------------------------------------------
  6.50%, 10/15/08 to 02/15/36                   27,339,257      28,056,757
--------------------------------------------------------------------------
  7.00%, 10/15/08 to 10/20/35                    7,353,336(d)     7,599,140
--------------------------------------------------------------------------
  9.00%, 10/15/08 to 04/15/21                      101,534         108,447
--------------------------------------------------------------------------
  9.50%, 06/15/09 to 03/15/23                      448,122         484,818
--------------------------------------------------------------------------
  10.00%, 11/15/09 to 07/15/24                   1,073,920       1,183,024
--------------------------------------------------------------------------
  11.00%, 12/15/09 to 10/15/15                       9,046           9,719
--------------------------------------------------------------------------
  12.50%, 11/15/10                                   5,328           5,846
--------------------------------------------------------------------------
  13.00%, 01/15/11 to 12/15/14                      49,155          54,871
--------------------------------------------------------------------------
  13.50%, 04/15/11 to 04/15/15                      88,467          98,803
--------------------------------------------------------------------------
  12.00%, 02/15/13 to 07/15/15                      67,320          75,488
--------------------------------------------------------------------------
  10.50%, 02/15/16                                   4,116           4,554
--------------------------------------------------------------------------
  8.50%, 08/20/16 to 04/15/31                    2,214,333       2,378,744
--------------------------------------------------------------------------
  8.75%, 10/20/16 to 01/20/17                       60,069          63,609
--------------------------------------------------------------------------
  8.00%, 03/20/17 to 04/15/36                    7,519,982       7,968,932
--------------------------------------------------------------------------
  6.95%, 07/20/25 to 11/20/26                    2,218,125       2,276,636
--------------------------------------------------------------------------
  7.50%, 03/15/26 to 10/15/35                    7,800,653       8,121,106
==========================================================================
                                                                65,191,052
==========================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $522,399,706)                                      515,114,938
==========================================================================

U.S. GOVERNMENT AGENCY SECURITIES-22.20%(a)

FEDERAL FARM CREDIT BANK-1.21%

Medium Term Notes, 5.75%, 12/07/28               7,000,000       7,135,100
==========================================================================

FEDERAL HOME LOAN BANK (FHLB)-6.31%

Unsec. Bonds,
  4.50%, 08/08/08                                8,000,000       7,888,160
--------------------------------------------------------------------------
  5.75%, 10/27/10                               26,500,000      26,535,775
--------------------------------------------------------------------------
  6.00%, 11/16/15(e)                             2,700,000       2,663,253
==========================================================================
                                                                37,087,188
==========================================================================

AIM INTERMEDIATE GOVERNMENT FUND


                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-3.07%

Unsec. Global Notes,
  5.20%, 03/05/19                              $16,000,000   $  15,094,080
--------------------------------------------------------------------------
  5.50%, 08/20/19                                3,000,000       2,910,270
==========================================================================
                                                                18,004,350
==========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-9.00%

Unsec. Notes,
  6.00%, 11/17/15                                6,900,000       6,822,513
--------------------------------------------------------------------------
  6.13%, 03/21/16                                7,000,000       6,922,510
--------------------------------------------------------------------------
  6.50%, 07/26/16                               35,600,000      35,674,048
--------------------------------------------------------------------------
  6.50%, 11/25/25                                3,500,000       3,454,745
==========================================================================
                                                                52,873,816
==========================================================================

PRIVATE EXPORT FUNDING CORP.-0.69%

Series G, Sec. Gtd. Notes,
  6.67%, 09/15/09                                3,900,000       4,057,092
==========================================================================

TENNESSEE VALLEY AUTHORITY-1.92%

Series G, Global Bonds,
  5.38%, 11/13/08                               11,250,000      11,282,625
==========================================================================
    Total U.S. Government Agency Securities
      (Cost $131,723,564)                                      130,440,171
==========================================================================

                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------

U.S. TREASURY SECURITIES-1.42%(a)

U.S. TREASURY BONDS-1.08%

  7.50%, 11/15/24                              $ 5,000,000(d) $   6,360,150
==========================================================================

U.S. TREASURY STRIPS-0.34%

  6.79%, 11/15/18(f)                             3,750,000       1,999,800
==========================================================================
    Total U.S. Treasury Securities (Cost
      $8,069,095)                                                8,359,950
==========================================================================

                                                 SHARES
MONEY MARKET FUNDS-12.83%

Government & Agency Portfolio-Institutional
  Class (Cost $75,379,355)(g)                   75,379,355      75,379,355
==========================================================================
TOTAL INVESTMENTS-124.13% (Cost $737,571,720)                  729,294,414
==========================================================================
OTHER ASSETS LESS LIABILITIES-(24.13)%                        (141,759,686)
==========================================================================
NET ASSETS-100.00%                                           $ 587,534,728
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Gtd.    - Guaranteed
Sec.    - Secured
STRIPS  - Separately Traded Registered Interest and Principal Security
TBA     - To Be Announced
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2006 was $653,915,059, which represented 111.30% of the Fund's Net Assets. See
    Note 1A.
(b) Security purchased on forward commitment basis.
(c) This security is subject to dollar roll transactions. See Note 1K.
(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 7.
(e) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INTERMEDIATE GOVERNMENT FUND

STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 2006

ASSETS:

Investments, at value (cost $662,192,365)      $653,915,059
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $75,379,355)                             75,379,355
===========================================================
    Total investments (cost $737,571,720)       729,294,414
===========================================================
Cash                                                 63,987
-----------------------------------------------------------
Receivables for:
  Investments sold                                9,732,393
-----------------------------------------------------------
  Fund shares sold                                  624,433
-----------------------------------------------------------
  Dividends and Interest                          4,478,887
-----------------------------------------------------------
  Principal paydowns                                 73,811
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               90,148
-----------------------------------------------------------
Other assets                                         59,016
===========================================================
    Total assets                                744,417,089
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                         154,319,740
-----------------------------------------------------------
  Fund shares reacquired                          1,372,487
-----------------------------------------------------------
  Dividends                                         281,599
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                151,955
-----------------------------------------------------------
  Variation margin                                    5,922
-----------------------------------------------------------
Accrued distribution fees                           243,340
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,935
-----------------------------------------------------------
Accrued transfer agent fees                         332,488
-----------------------------------------------------------
Accrued operating expenses                          172,895
===========================================================
    Total liabilities                           156,882,361
===========================================================
Net assets applicable to shares outstanding    $587,534,728
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $690,089,804
-----------------------------------------------------------
Undistributed net investment income                 167,501
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and futures contracts   (93,975,853)
-----------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities and futures contracts    (8,746,724)
===========================================================
                                               $587,534,728
___________________________________________________________
===========================================================
NET ASSETS:
Class A                                        $313,107,309
___________________________________________________________
===========================================================
Class B                                        $175,638,266
___________________________________________________________
===========================================================
Class C                                        $ 41,848,516
___________________________________________________________
===========================================================
Class R                                        $  5,320,341
___________________________________________________________
===========================================================
Investor Class                                 $ 45,437,183
___________________________________________________________
===========================================================
Institutional Class                            $  6,183,113
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          36,858,408
___________________________________________________________
===========================================================
Class B                                          20,607,548
___________________________________________________________
===========================================================
Class C                                           4,930,054
___________________________________________________________
===========================================================
Class R                                             625,779
___________________________________________________________
===========================================================
Investor Class                                    5,344,351
___________________________________________________________
===========================================================
Institutional Class                                 727,093
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       8.49
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $8.49 / 95.25%)        $       8.91
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       8.52
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       8.49
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $       8.50
___________________________________________________________
===========================================================
Investor Class:
  Net asset value and offering price per
    share                                      $       8.50
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $       8.50
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INTERMEDIATE GOVERNMENT FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2006

INVESTMENT INCOME:

Interest                                                      $ 30,477,371
--------------------------------------------------------------------------
Dividends from affiliated money market funds                     3,215,885
==========================================================================
    Total investment income                                     33,693,256
==========================================================================

EXPENSES:

Advisory fees                                                    2,769,132
--------------------------------------------------------------------------
Administrative services fees                                       202,400
--------------------------------------------------------------------------
Custodian fees                                                      98,017
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          822,712
--------------------------------------------------------------------------
  Class B                                                        2,217,589
--------------------------------------------------------------------------
  Class C                                                          483,344
--------------------------------------------------------------------------
  Class R                                                           24,219
--------------------------------------------------------------------------
  Investor Class                                                   100,973
--------------------------------------------------------------------------
Interest                                                           933,660
--------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                   1,982,129
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                   892
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           31,943
--------------------------------------------------------------------------
Other                                                              479,851
==========================================================================
    Total expenses                                              10,146,861
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                     (83,457)
==========================================================================
    Net expenses                                                10,063,404
==========================================================================
Net investment income                                           23,629,852
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (14,043,349)
--------------------------------------------------------------------------
  Futures contracts                                             (1,403,536)
==========================================================================
                                                               (15,446,885)
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         (2,544,959)
--------------------------------------------------------------------------
  Futures contracts                                               (469,418)
==========================================================================
                                                                (3,014,377)
==========================================================================
Net gain (loss) from investment securities and futures
  contracts                                                    (18,461,262)
==========================================================================
Net increase in net assets resulting from operations          $  5,168,590
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INTERMEDIATE GOVERNMENT FUND

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED JULY 31, 2006 AND 2005

                                                                  2006             2005
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  23,629,852    $  30,601,436
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    futures contracts                                           (15,446,885)        (352,927)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and futures contracts                  (3,014,377)      (7,368,030)
============================================================================================
    Net increase in net assets resulting from operations          5,168,590       22,880,479
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (16,559,092)     (22,275,028)
--------------------------------------------------------------------------------------------
  Class B                                                        (9,478,706)     (12,482,839)
--------------------------------------------------------------------------------------------
  Class C                                                        (2,075,251)      (2,646,783)
--------------------------------------------------------------------------------------------
  Class R                                                          (231,548)        (204,894)
--------------------------------------------------------------------------------------------
  Investor Class                                                 (2,805,922)      (3,292,310)
--------------------------------------------------------------------------------------------
  Institutional Class                                              (178,182)          (5,195)
============================================================================================
    Decrease in net assets resulting from distributions         (31,328,701)     (40,907,049)
============================================================================================
Share transactions-net:
  Class A                                                       (81,032,666)     (46,414,928)
--------------------------------------------------------------------------------------------
  Class B                                                       (85,280,046)    (101,307,638)
--------------------------------------------------------------------------------------------
  Class C                                                       (12,900,950)     (20,807,937)
--------------------------------------------------------------------------------------------
  Class R                                                         1,275,832          (91,553)
--------------------------------------------------------------------------------------------
  Investor Class                                                (15,335,762)     (12,395,369)
--------------------------------------------------------------------------------------------
  Institutional Class                                             5,519,142          775,256
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (187,754,450)    (180,242,169)
============================================================================================
    Net increase (decrease) in net assets                      (213,914,561)    (198,268,739)
============================================================================================

NET ASSETS:

  Beginning of year                                             801,449,289      999,718,028
============================================================================================
  End of year (including undistributed net investment income
    of $167,501 and $853,431, respectively)                   $ 587,534,728    $ 801,449,289
____________________________________________________________________________________________
============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INTERMEDIATE GOVERNMENT FUND

STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED JULY 31, 2006

CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations          $     5,168,590
===============================================================================

ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS TO NET
  CASH PROVIDED BY OPERATIONS:

  Purchases of investments                                       (1,038,254,769)
-------------------------------------------------------------------------------
  Amortization of premium and accretion of discount on
    investment securities                                             1,015,883
-------------------------------------------------------------------------------
  Proceeds from disposition of investments and principal
    payments                                                      1,326,323,020
-------------------------------------------------------------------------------
  Realized gain (loss) on investment securities                      14,043,349
-------------------------------------------------------------------------------
  Change in unrealized gain (loss) on investment securities           2,544,959
-------------------------------------------------------------------------------
  Increase in variation margin payable                                    5,922
-------------------------------------------------------------------------------
  Decrease in receivables and other assets                            2,426,967
-------------------------------------------------------------------------------
  Increase in accrued expenses and other payables                        66,354
===============================================================================
    Net cash provided by operating activities                       313,340,275
===============================================================================

CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES:

  Net decrease in borrowings for reverse repurchase
    agreements                                                      (75,708,840)
-------------------------------------------------------------------------------
  Proceeds from shares of beneficial interest sold                  135,687,856
-------------------------------------------------------------------------------
  Disbursements from shares of beneficial interest
    reacquired                                                     (382,759,564)
-------------------------------------------------------------------------------
  Dividends paid to shareholders                                     (4,339,878)
===============================================================================
    Net cash provided by (used in) financing activities            (327,120,426)
===============================================================================
Net increase (decrease) in cash and cash equivalents                (13,780,151)
===============================================================================
Cash and cash equivalents at beginning of period                     89,223,493
===============================================================================
Cash and cash equivalents at end of period                      $    75,443,342
_______________________________________________________________________________
===============================================================================

NON-CASH FINANCING ACTIVITIES:

  Value of capital shares issued in reinvestment of
    dividends paid to shareholders                              $    27,077,341
_______________________________________________________________________________
===============================================================================
Supplemental disclosure of cash flow:
Cash paid during the year for interest was $969,292.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INTERMEDIATE GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS

JULY 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Intermediate Government Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be

AIM INTERMEDIATE GOVERNMENT FUND

     evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. CASH AND CASH EQUIVALENTS -- Cash and cash equivalents in the Statement of Cash Flows are comprised of cash and investments in affiliated money market funds for the purpose of investing daily available cash balances.

J. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, fee income is agreed upon amongst the parties at the commencement of the dollar roll. This fee is amortized to income ratably over the term of the dollar roll. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return of the securities sold.

L. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM INTERMEDIATE GOVERNMENT FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $200 million                                            0.50%
-------------------------------------------------------------------
Next $300 million                                             0.40%
-------------------------------------------------------------------
Next $500 million                                             0.35%
-------------------------------------------------------------------
Over $1 billion                                               0.30%
 __________________________________________________________________
===================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended July 31, 2006, AIM waived advisory fees of $51,880.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended July 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $2,997.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended July 31, 2006, AIM was paid $202,400.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended July 31, 2006, the Fund paid AIS $1,982,129 for Class A, Class B, Class C, Class R and Investor Class shares and $892 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended July 31, 2006, the Class A, Class B, Class C, Class R and Investor Class shares paid $822,712, $2,217,589, $483,344, $24,219 and $100,973, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2006, ADI advised the Fund that it retained $61,391 in front-end sales commissions from the sale of Class A shares and $10,053, $91,726, $3,602 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM INTERMEDIATE GOVERNMENT FUND

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and procedures approved by the Board of Trustees, to invest daily available cash balances in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the year ended July 31, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               07/31/05          AT COST          FROM SALES       (DEPRECIATION)      07/31/06         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Government &
  Agency
  Portfolio-
  Institutional
  Class           $89,223,493      $712,499,103      $(726,343,241)        $   --         $75,379,355     $3,215,885      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended July 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $28,580.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended July 31, 2006, the Fund paid legal fees of $5,745 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 Act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities subsequently will be repurchased as specified in the agreements.

    During the year ended July 31, 2006, the average reverse repurchase agreements for the 120 days such agreements were outstanding was $73,440,786 with a weighted interest rate of 3.87% and interest expense of $933,660. There were no outstanding reverse repurchase agreements as of July 31, 2006.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended July 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

AIM INTERMEDIATE GOVERNMENT FUND

NOTE 7--FUTURES CONTRACTS

On July 31, 2006, $946,620 principal amount of U.S. Treasury and U.S. Government obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                           OPEN FUTURES CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               UNREALIZED
                                                              NUMBER OF        MONTH/           VALUE         APPRECIATION
CONTRACT                                                      CONTRACTS      COMMITMENT        7/31/06       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                                        98       Sept.-06/Long     $ 38,039,844      $  (5,084)
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                       365       Sept.-06/Long       19,939,937         58,425
===========================================================================================================================
  Subtotal                                                                                   $ 57,979,781      $  53,341
===========================================================================================================================
U.S. Treasury 10 Year Notes                                      835       Sept.-06/Short     (88,536,094)      (464,040)
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds                                       25       Sept.-06/Short      (2,707,031)       (58,719)
---------------------------------------------------------------------------------------------------------------------------
  Subtotal                                                                                   $(91,243,125)     $(522,759)
===========================================================================================================================
  Total                                                                                      $(33,263,344)     $(469,418)
___________________________________________________________________________________________________________________________
===========================================================================================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2006 and 2005 was as follows:

                                                                 2006           2005
----------------------------------------------------------------------------------------
Distributions pad from ordinary income                        $31,328,701    $40,907,049
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of July 31, 2006, the components of net assets on a tax basis were as follows:

                                                                    2006
----------------------------------------------------------------------------
Undistributed ordinary income                                   $    295,452
----------------------------------------------------------------------------
Unrealized appreciation (depreciation) -- investments             (8,277,306)
----------------------------------------------------------------------------
Temporary book/tax differences                                      (127,952)
----------------------------------------------------------------------------
Capital loss carryforward                                        (78,554,364)
----------------------------------------------------------------------------
Post-October capital loss deferral                               (15,890,906)
----------------------------------------------------------------------------
Shares of beneficial interest                                    690,089,804
============================================================================
  Total net assets                                              $587,534,728
____________________________________________________________________________
============================================================================


The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the realization of gains (losses) on certain future contracts.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

AIM INTERMEDIATE GOVERNMENT FUND


    The Fund has a capital loss carryforward as of July 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2007                                                    $20,298,822
-----------------------------------------------------------------------------
July 31, 2008                                                      9,400,360
-----------------------------------------------------------------------------
July 31, 2011                                                        377,217
-----------------------------------------------------------------------------
July 31, 2012                                                     15,762,988
-----------------------------------------------------------------------------
July 31, 2013                                                     15,201,178
-----------------------------------------------------------------------------
July 31, 2014                                                     17,513,799
=============================================================================
Total capital loss carryforward                                  $78,554,364
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 24, 2003, the date of the reorganization of INVESCO U.S. Government Securities Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2006 was $260,381,570 and $485,308,966, respectively. During the same period, purchases and sales of long-term U.S. government obligations were $784,496,652 and $848,080,301, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $  2,587,564
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (10,864,870)
==============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                     $ (8,277,306)
______________________________________________________________________________
==============================================================================
Investments have the same cost for tax and financial statement purposes.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of paydowns on mortgage backed securities and bond premium amortization, on July 31, 2006, undistributed net investment income was increased by $7,012,919, undistributed net realized gain (loss) was decreased by $7,012,919. This reclassification had no effect on the net assets of the Fund.

AIM INTERMEDIATE GOVERNMENT FUND

NOTE 11--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are sold without a sales charge. In addition, under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED                      YEAR ENDED
                                                                    JULY 31, 2006(a)                 JULY 31, 2005
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       8,198,103    $  70,934,832     43,640,054    $ 393,937,969
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,162,952       18,738,679      3,262,868       29,347,574
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         856,576        7,395,193      1,415,911       12,671,868
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         262,535        2,274,195        219,171        1,966,489
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                  837,415        7,245,468        880,450        7,896,852
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                          647,074        5,581,005         90,040          799,857
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,683,743       14,535,585      2,089,031       18,696,393
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         892,190        7,735,422      1,122,353       10,084,878
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         203,559        1,757,068        243,356        2,178,015
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                          26,717          230,467         22,712          203,402
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                  305,425        2,640,659        349,479        3,130,760
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                           20,774          178,140            586            5,192
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       2,683,130       23,102,670      2,474,384       22,175,653
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,674,296)     (23,102,670)    (2,466,128)     (22,175,653)
==========================================================================================================================
Reacquired:
  Class A                                                     (21,816,716)    (189,605,753)   (53,463,701)    (481,224,943)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (10,221,745)     (88,651,477)   (13,182,343)    (118,564,437)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,550,668)     (22,053,211)    (3,987,146)     (35,657,820)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (142,308)      (1,228,830)      (253,654)      (2,261,444)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               (2,928,828)     (25,221,889)    (2,616,199)     (23,422,981)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                          (28,021)        (240,003)        (3,360)         (29,793)
==========================================================================================================================
                                                              (21,582,389)   $(187,754,450)   (20,162,136)   $(180,242,169)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 7% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third part record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)  Institutional Class shares commenced on April 29, 2005.

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

AIM INTERMEDIATE GOVERNMENT FUND


NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                              -----------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
                                                              -----------------------------------------------------------
                                                                2006           2005        2004        2003        2002
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   8.83       $   9.01    $   9.15    $   9.28    $   9.08
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.33(a)        0.30        0.29(a)     0.33(a)     0.43(b)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.24)         (0.06)       0.02       (0.04)       0.23
=========================================================================================================================
    Total from investment operations                              0.09           0.24        0.31        0.29        0.66
=========================================================================================================================
Less distributions from net investment income                    (0.43)         (0.42)      (0.45)      (0.42)      (0.46)
=========================================================================================================================
Net asset value, end of period                                $   8.49       $   8.83    $   9.01    $   9.15    $   9.28
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                                   1.10%          2.66%       3.45%       3.03%       7.39%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $313,107       $407,096    $462,804    $639,002    $473,104
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.22%(d)       1.19%       1.01%       0.90%       0.94%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.23%(d)       1.20%       1.02%       0.90%       0.94%
=========================================================================================================================
Ratio of net investment income to average net assets              3.87%(d)       3.55%       3.15%       3.47%       4.58%(b)
=========================================================================================================================
Ratio of interest expense to average net assets                   0.14%(d)       0.20%       0.07%       0.01%       0.04%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                            169%           124%        142%        275%        146%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities and recording paydown gains and losses on asset backed securities as adjustments to net investment income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to investment income, the net investment income per share would have been $0.47 and the ratio of net investment income to average net assets would have been 5.09%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $329,084,801.

                                                                                        CLASS B
                                                              -----------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
                                                              -----------------------------------------------------------
                                                                2006           2005        2004        2003        2002
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   8.86       $   9.04    $   9.18    $   9.31    $   9.11
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.27(a)        0.23        0.22(a)     0.26(a)     0.37(b)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.24)         (0.06)       0.02       (0.04)       0.22
=========================================================================================================================
    Total from investment operations                              0.03           0.17        0.24        0.22        0.59
=========================================================================================================================
Less distributions from net investment income                    (0.37)         (0.35)      (0.38)      (0.35)      (0.39)
=========================================================================================================================
Net asset value, end of period                                $   8.52       $   8.86    $   9.04    $   9.18    $   9.31
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                                   0.36%          1.89%       2.68%       2.30%       6.58%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $175,638       $269,708    $376,960    $654,305    $613,306
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.97%(d)       1.94%       1.76%       1.65%       1.69%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.98%(d)       1.95%       1.77%       1.65%       1.69%
=========================================================================================================================
Ratio of net investment income to average net assets              3.12%(d)       2.80%       2.40%       2.72%       3.83%(b)
=========================================================================================================================
Ratio of interest expense to average net assets                   0.14%(d)       0.20%       0.07%       0.01%       0.04%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                            169%           124%        142%        275%        146%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities and recording paydown gains and losses on asset backed securities as adjustments to net investment income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to investment income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 4.35%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $221,758,900.

AIM INTERMEDIATE GOVERNMENT FUND

                                                                                      CLASS C
                                                              --------------------------------------------------------
                                                                                YEAR ENDED JULY 31,
                                                              --------------------------------------------------------
                                                               2006          2005       2004        2003        2002
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  8.82       $  9.00    $  9.15    $   9.27    $   9.08
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.27(a)       0.23       0.22(a)     0.26(a)     0.37(b)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.23)        (0.06)      0.01       (0.03)       0.21
======================================================================================================================
    Total from investment operations                             0.04          0.17       0.23        0.23        0.58
======================================================================================================================
Less distributions from net investment income                   (0.37)        (0.35)     (0.38)      (0.35)      (0.39)
======================================================================================================================
Net asset value, end of period                                $  8.49       $  8.82    $  9.00    $   9.15    $   9.27
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(c)                                                  0.48%         1.90%      2.58%       2.42%       6.48%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $41,849       $56,650    $78,760    $137,213    $127,114
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.97%(d)      1.94%      1.76%       1.65%       1.69%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.98%(d)      1.95%      1.77%       1.65%       1.69%
======================================================================================================================
Ratio of net investment income to average net assets             3.12%(d)      2.80%      2.40%       2.72%       3.83%(b)
======================================================================================================================
Ratio of interest expense to average net assets                  0.14%(d)      0.20%      0.07%       0.01%       0.04%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                           169%          124%       142%        275%        146%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities and recording paydown gains and losses on asset backed securities as adjustments to net investment income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to investment income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 4.35%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $48,334,353.

AIM INTERMEDIATE GOVERNMENT FUND

                                                                                       CLASS R
                                                              ---------------------------------------------------------
                                                                                                          JUNE 3, 2002
                                                                                                           (DATE SALES
                                                                        YEAR ENDED JULY 31,               COMMENCED) TO
                                                              ----------------------------------------      JULY 31,
                                                               2006          2005      2004      2003         2002
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  8.84       $ 9.01    $ 9.16    $ 9.27       $  9.13
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.31(a)      0.29      0.27(a)   0.30(a)       0.07(b)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.24)       (0.07)     0.01     (0.02)         0.14
=======================================================================================================================
    Total from investment operations                             0.07         0.22      0.28      0.28          0.21
=======================================================================================================================
Less distributions from net investment income                   (0.41)       (0.39)    (0.43)    (0.39)        (0.07)
=======================================================================================================================
Net asset value, end of period                                $  8.50       $ 8.84    $ 9.01    $ 9.16       $  9.27
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(c)                                                  0.86%        2.51%     3.08%     2.99%         2.34%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 5,320       $4,231    $4,422    $4,057       $    34
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.47%(d)     1.44%     1.26%     1.15%         1.19%(e)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.48%(d)     1.45%     1.26%     1.15%         1.27%(e)
=======================================================================================================================
Ratio of net investment income to average net assets             3.62%(d)     3.30%     2.90%     3.22%         4.33%(b)(e)
=======================================================================================================================
Ratio of interest expense to average net assets                  0.14%(d)     0.20%     0.07%     0.01%         0.04%(e)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(f)                                        169%         124%      142%      275%          146%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities and recording paydown gains and losses on asset backed securities as adjustments to net investment income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to investment income, the net investment income per share would have remained the same and the ratio of net investment income to average net assets would have been 4.85%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $4,843,842.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM INTERMEDIATE GOVERNMENT FUND

                                                                            INVESTOR CLASS
                                                              -------------------------------------------
                                                                                       SEPTEMBER 30, 2003
                                                                   YEAR ENDED             (DATE SALES
                                                                    JULY 31,             COMMENCED) TO
                                                              ---------------------         JULY 31,
                                                               2006          2005             2004
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  8.83       $  9.01         $  9.30
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.34(a)       0.31            0.24(a)
---------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.23)        (0.07)          (0.15)
=========================================================================================================
    Total from investment operations                             0.11          0.24            0.09
=========================================================================================================
Less distributions from net investment income                   (0.44)        (0.42)          (0.38)
=========================================================================================================
Net asset value, end of period                                $  8.50       $  8.83         $  9.01
_________________________________________________________________________________________________________
=========================================================================================================
Total return(b)                                                  1.26%         2.69%           1.02%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $45,437       $62,994         $76,771
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.15%(c)      1.17%           0.98%(d)
---------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.16%(c)      1.18%           1.00%(d)
=========================================================================================================
Ratio of net investment income to average net assets             3.94%(c)      3.57%           3.18%(d)
=========================================================================================================
Ratio of interest expense to average net assets                  0.14%(c)      0.20%           0.07%(d)
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate(e)                                        169%          124%            142%
_________________________________________________________________________________________________________
=========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $55,402,944.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                    INSTITUTIONAL CLASS
                                                              -------------------------------
                                                                               APRIL 29, 2005
                                                                                (DATE SALES
                                                              YEAR ENDED       COMMENCED) TO
                                                               JULY 31,           JULY 31,
                                                                 2006               2005
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  8.84            $  8.90
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.38(a)            0.10
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.24)             (0.04)
=============================================================================================
    Total from investment operations                              0.14               0.06
=============================================================================================
Less distributions from net investment income                    (0.48)             (0.12)
=============================================================================================
Net asset value, end of period                                 $  8.50            $  8.84
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                   1.63%              0.67%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $ 6,183            $   771
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.70%(c)           0.81%(d)
---------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.71%(c)           0.82%(d)
=============================================================================================
Ratio of net investment income to average net assets              4.39%(c)           3.94%(d)
=============================================================================================
Ratio of interest expense to average net assets                   0.14%(c)           0.20%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                         169%               124%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $3,184,391.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM INTERMEDIATE GOVERNMENT FUND

NOTE 14--LEGAL PROCEEDINGS

TERMS USED IN THE LEGAL PROCEEDINGS NOTE ARE DEFINED TERMS SOLELY FOR THE PURPOSE OF THIS NOTE.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM INTERMEDIATE GOVERNMENT FUND

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM INTERMEDIATE GOVERNMENT FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Investment Securities Funds and Shareholders of AIM Intermediate Government Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of AIM Intermediate Government Fund (one of the funds constituting AIM Investment Securities Funds; hereafter referred to as the "Fund") at July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, cash flows for the year then ended and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before July 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 17, 2004, expressed an unqualified opinion on those statements.

/s/ PRICEWATERHOUSECOOPERS LLP

September 19, 2006
Houston, Texas

AIM INTERMEDIATE GOVERNMENT FUND

TAX DISCLOSURES

REQUIRED FEDERAL INCOME TAX INFORMATION


Of ordinary dividends paid to shareholders during the Fund's tax year ended July 31, 2006, 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended July 31, 2006, the Fund designates 0%, or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION


Of the ordinary dividends paid, 1.15% was derived from U.S. Treasury
Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS


For its tax year ended July 31, 2006, the Fund designates 96.82%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended October 31, 2005, January 31 2006, April 30, 2006 and July 31, 2006 are 99.93%, 97.45%, 99.90% and 98.61%, respectively.

AIM INTERMEDIATE GOVERNMENT FUND

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1988           Director and Chairman, A I M Management    None
   Trustee and Vice Chair                         Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

   Philip A. Taylor(2) -- 1954     2006           Director, Chief Executive Officer and      None
   Trustee, President and                         President, A I M Management Group Inc.,
   Principal                                      AIM Mutual Fund Dealer Inc., AIM Funds
   Executive Officer                              Management Inc. and 1371 Preferred Inc.;
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc. and AIM
                                                  GP Canada Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc.; Director, President
                                                  and Chairman, AVZ Callco Inc.; AMVESCAP
                                                  Inc. and AIM Canada Holdings Inc.;
                                                  Director and Chief Executive Officer,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; Trustee,
                                                  President and Principal Executive
                                                  Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and Trustee
                                                  and Executive Vice President, The AIM
                                                  Family of Funds--Registered Trademark--
                                                  (AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust only)
                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1992           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Founder, Green, Manning & Bunch Ltd.,      None
   Trustee                                        (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1990           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1988           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    Director, Mainstay VP Series
   Trustee                                                                                   Funds, Inc. (21 portfolios)
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM INTERMEDIATE GOVERNMENT FUND



The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Senior Vice President and Senior Officer  N/A
   Senior Vice President and                      of The AIM Family of Funds--Registered
   Senior Officer                                 Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

   John M. Zerr -- 1962            2006           Director, Senior Vice President,          N/A
   Senior Vice President, Chief                   Secretary and General Counsel, A I M
   Legal Officer and Secretary                    Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Global Compliance Director, AMVESCAP      N/A
   Vice President                                 PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--
                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Senior Vice President and General
   Vice President                                 Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, General Counsel, and  N/A
                                                  Vice President Fund Management Company;
                                                  Director, Senior Vice President,
                                                  Secretary and General Counsel, A I M
                                                  Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc. and Liberty Funds Group,
                                                  LLC
------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M  N/A
   Vice President, Principal                      Advisors, Inc.; and Vice President,
   Financial Officer and                          Treasurer and Principal Officer of The
   Treasurer                                      AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief           N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1992           Director of Cash Management, Managing     N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark--
------------------------------------------------------------------------------------------------------------------------------

   Todd L. Spillane -- 1958        2006           Senior Vice President, A I M Management   N/A
   Chief Compliance Officer                       Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            225 Franklin Street
Floor                         1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

   DOMESTIC EQUITY                                      SECTOR EQUITY                         AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                  AIM Advantage Health Sciences Fund             AIM Conservative Allocation Fund
AIM Basic Value Fund                      AIM Energy Fund                                AIM Growth Allocation Fund
AIM Capital Development Fund              AIM Financial Services Fund                    AIM Moderate Allocation Fund
AIM Charter Fund                          AIM Global Health Care Fund                    AIM Moderate Growth Allocation Fund
AIM Constellation Fund                    AIM Global Real Estate Fund
AIM Diversified Dividend Fund             AIM Gold & Precious Metals Fund                AIM Moderately Conservative Allocation Fund
AIM Dynamics Fund                         AIM Leisure Fund
AIM Large Cap Basic Value Fund            AIM Multi-Sector Fund                                   DIVERSIFIED PORTFOLIOS
AIM Large Cap Growth Fund                 AIM Real Estate Fund(1)
AIM Mid Cap Basic Value Fund              AIM Technology Fund                            AIM Income Allocation Fund
AIM Mid Cap Core Equity Fund(1)           AIM Utilities Fund                             AIM International Allocation Fund
AIM Opportunities I Fund
AIM Opportunities II Fund                                                                (1)This Fund has limited public sales of
AIM Opportunities III Fund                            FIXED INCOME                       its shares to certain investors. For
AIM S&P 500 Index Fund                                                                   more information on who may continue to
AIM Select Equity Fund                    TAXABLE                                        invest in the Fund, please see the
AIM Small Cap Equity Fund                                                                appropriate prospectus.
AIM Small Cap Growth Fund                 AIM Enhanced Short Bond Fund
AIM Structured Core Fund                  AIM Floating Rate Fund                             If used after October 20, 2006, this
AIM Structured Growth Fund                AIM High Yield Fund                            report must be accompanied by a Fund
AIM Structured Value Fund                 AIM Income Fund                                Performance & Commentary or by an AIM
AIM Summit Fund                           AIM Intermediate Government Fund               Quarterly Performance Review for the
AIM Trimark Endeavor Fund                 AIM International Bond Fund                    most recent quarter-end. Mutual funds
AIM Trimark Small Companies Fund          AIM Limited Maturity Treasury Fund             distributed by A I M Distributors, Inc.
                                          AIM Money Market Fund
*Domestic equity and income fund          AIM Short Term Bond Fund                       A I M Management Group Inc. has provided
                                          AIM Total Return Bond Fund                     leadership in the investment management
       INTERNATIONAL/GLOBAL EQUITY        Premier Portfolio                              industry since 1976. AIM is a subsidiary
                                          Premier U.S. Government Money Portfolio        of AMVESCAP PLC, one of the world's
AIM Asia Pacific Growth Fund                                                             largest independent financial services
AIM China Fund                            TAX-FREE                                       companies with $422 billion in assets
AIM Developing Markets Fund                                                              under management. Data as of July 31,
AIM European Growth Fund                  AIM High Income Municipal Fund(1)              2006.
AIM European Small Company Fund(1)        AIM Municipal Bond Fund
AIM Global Aggressive Growth Fund         AIM Tax-Exempt Cash Fund
AIM Global Equity Fund                    AIM Tax-Free Intermediate Fund
AIM Global Growth Fund                    Premier Tax-Exempt Portfolio
AIM Global Value Fund
AIM Japan Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund(1)
AIM Trimark Fund

                                           =========================================================================================
                                           CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS
                                           AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR
                                           AND READ IT CAREFULLY BEFORE INVESTING.
                                           =========================================================================================



                   AIMinvestments.com      GOV-AR-1     A I M Distributors, Inc.



                           YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
-----------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore   Cash                        [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products   Management                        --Registered Trademark--
                               Plans    Accounts
-----------------------------------------------------------------------------

                                                            AIM Limited Maturity
                                                                   Treasury Fund
                                   Annual Report to Shareholders o July 31, 2006

FIXED INCOME

SHORT-TERM TAXABLE
INVESTMENT GRADE

Table of Contents

Supplemental Information                    1
Letters to Shareholders                     2
Performance Summary                         4
Management Discussion                       4
Fund Expenses                               6
Long-term Fund Performance                  7
Approval of Advisory Agreement              9
Schedule of Investments                   F-1
Financial Statements                      F-2
Notes to Financial Statements             F-5
Financial Highlights                      F-9
Auditor's Report                         F-13
Tax Disclosures                          F-14            [COVER GLOBE IMAGE]
Trustees and Officers                    F-15



[AIM INVESTMENT SOLUTIONS]


[GRAPHIC]          [GRAPHIC]        [GRAPHIC]

[DOMESTIC       [INTERNATIONAL/     [SECTOR
 EQUITY]        GLOBAL EQUITY]      EQUITY]


[GRAPHIC]          [GRAPHIC]        [GRAPHIC]

 [FIXED           [ALLOCATION     [DIVERSIFIED
 INCOME]           SOLUTIONS]      PORTFOLIOS]



[AIM INVESTMENTS LOGO APPEARS HERE]
     -- Registered Trademark --

AIM LIMITED MATURITY TREASURY FUND SEEKS LIQUIDITY WITH MINIMUM FLUCTUATION IN PRINCIPAL VALUE, AND, CONSISTENT WITH THIS OBJECTIVE, THE HIGHEST TOTAL RETURN ACHIEVABLE.

o Unless otherwise stated, information presented in this report is as of July 31, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                          o The unmanaged LIPPER SHORT U.S. TREASURY   The Fund provides a complete list of its
                                             CATEGORY AVERAGE represents an average of    holdings four times in each fiscal year,
o As of close of business October 30,        the short U.S. Treasury funds tracked by     at the quarter-ends. For the second and
2002, Class A shares were closed to new      Lipper Inc., an independent mutual fund      fourth quarters, the lists appear in the
investors.                                   performance monitor.                         Fund's semiannual and annual reports to
                                                                                          shareholders. For the first and third
PRINCIPAL RISKS OF INVESTING IN THE FUND     o The Fund is not managed to track the       quarters, the Fund files the lists with
                                             performance of any particular index,         the Securities and Exchange Commission
o The Fund should not be confused with a     including the indexes defined here, and      (SEC) on Form N-Q. The most recent list of
money market fund, which attempts to         consequently, the performance of the Fund    portfolio holdings is available at
maintain a net asset value of $1. Although   may deviate significantly from the           AIMinvestments.com. From our home page,
Fund managers seek to maintain a             performance of the indexes.                  click on Products & Performance, then
relatively stable net asset value, the                                                    Mutual Funds, then Fund Overview. Select
value of Fund shares will fluctuate.         o A direct investment cannot be made in an   your Fund from the drop-down menu and
                                             index. Unless otherwise indicated, index     click on Complete Quarterly Holdings.
o Interest rate increases can cause the      results include reinvested dividends, and    Shareholders can also look up the Fund's
price of a debt security to decrease; the    they do not reflect sales charges.           Forms N-Q on the SEC Web site at sec.gov.
longer the debt security's duration, the     Performance of an index of funds reflects    Copies of the Fund's Forms N-Q may be
more sensitive it is to risk.                fund expenses; performance of a market       reviewed and copied at the SEC Public
                                             index does not.                              Reference Room in Washington, D.C. You can
                                                                                          obtain information on the operation of the
ABOUT INDEXES USED IN THIS REPORT                                                         Public Reference Room, including
                                                                                          information about duplicating fee charges,
o The unmanaged LEHMAN BROTHERS U.S.         OTHER INFORMATION                            by calling 202-942-8090 or 800-732-0330,
AGGREGATE BOND INDEX (the Lehman                                                          or by electronic request at the following
Aggregate), which represents the U.S.        o The returns shown in management's          e-mail address: publicinfo@sec.gov. The
investment-grade fixed-rate bond market      discussion of Fund performance are based     SEC file numbers for the Fund are
(including government and corporate          on net asset values calculated for           811-05686 and 033-39519.
securities, mortgage pass-through            shareholder transactions. Generally
securities and asset-backed securities),     accepted accounting principles require       A description of the policies and
is compiled by Lehman Brothers, a global     adjustments to be made to the net assets     procedures that the Fund uses to determine
investment bank.                             of the Fund at period end for financial      how to vote proxies relating to portfolio
                                             reporting purposes, and as such, the net     securities is available without charge,
o The unmanaged LEHMAN BROTHERS 1-2 YEAR     asset values for shareholder transactions    upon request, from our Client Services
U.S. GOVERNMENT BOND INDEX, which            and the returns based on those net asset     department at 800-959-4246 or on the AIM
represents the performance of U.S.           values may differ from the net asset         Web site, AIMinvestments.com. On the home
Treasury and U.S. government agency issues   values and returns reported in the           page, scroll down and click on AIM Funds
with maturities of one to two years, is      Financial Highlights.                        Proxy Policy. The information is also
compiled by Lehman Brothers, a global                                                     available on the SEC Web site, sec.gov.
investment bank.
                                                                                          Information regarding how the Fund voted
                                                                                          proxies related to its portfolio
                                                                                          securities during the 12 months ended June
                                                                                          30, 2006, is available at our Web site. Go
                                                                                          to AIMinvestments.com, access the About Us
                                                                                          tab, click on Required Notices and then
                                                                                          click on Proxy Voting Activity. Next,
                                                                                          select the Fund from the drop-down menu.
                                                                                          The information is also available on the
                                                                                          SEC Web site, sec.gov.

================================================================================          ========================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class A Shares     SHTIX
================================================================================          Class A3 Shares    LMTAX
                                                                                          ========================

=======================================================
NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE
=======================================================

AIMinvestments.com

AIM Limited Maturity Treasury Fund


                    Dear Shareholders of The AIM Family of
                    Funds--Registered Trademark--:

                    We're pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review in this report, and what factors affected its performance. That discussion begins on page 4.

                       It's been said nothing is certain but death and taxes. We
                    would venture to add that one other thing is certain:
                    Markets change--and change often--in the short term, in
   [TAYLOR          response to constantly changing economic, geopolitical and
    PHOTO]          other factors. For example, domestic and global markets were generally strong from October 2005 through April 2006, as
                    economic growth appeared robust and inflation seemed
 PHILIP TAYLOR      contained. But as new economic data suggested inflation
                    might be higher than previously estimated in the U.S. and elsewhere, those same markets demonstrated weakness and volatility in the May-July period.

                       While we can't do anything about the ambiguity and
                    uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments--Registered Trademark-- can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                       We've changed the look of our annual reports to reflect
                    that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color--green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund's asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

                       AIM has a variety of investment solutions, and knowing
                    which ones are right for your portfolio is complex. That's why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                       At a recent meeting of the AIM Funds board, Robert H.
                    Graham relinquished his position as president of AIM Funds, a post customarily held by the chief executive officer of AIM Investments. Bob--one of three founders of AIM Investments in 1976--has a well-earned reputation for being one of the most knowledgeable leaders in the mutual fund industry. As I assume Bob's previous responsibilities, I'm pleased that he'll remain actively involved as the vice chair of AIM Funds.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                       Information about investing, the markets and your Fund is
                    always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                    Sincerely,

                    /s/ PHILIP TAYLOR

                    Philip Taylor
                    President - AIM Funds
                    CEO, AIM Investments

                    September 15, 2006

                    AIM INVESTMENTS IS A REGISTERED SERVICE MARK OF A I M MANAGEMENT GROUP INC. A I M ADVISORS, INC. AND A I M CAPITAL MANAGEMENT, INC. ARE THE INVESTMENT ADVISORS. A I M DISTRIBUTORS, INC. IS THE DISTRIBUTOR FOR THE RETAIL FUNDS REPRESENTED BY AIM INVESTMENTS.

AIM Limited Maturity Treasury Fund


                    Dear Fellow AIM Fund Shareholders:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

                       Looking ahead, your Board finds many reasons to be
 [CROCKETT          positive about AIM's management and strategic direction.
   PHOTO]           Most importantly, AIM management's investment management
                    discipline is paying off in terms of improved overall
                    performance. While work remains to be done, AIM's
Bruce L. Crockett   complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000 for the period ended August 31, 2006. We are also pleased with AIM management's efforts to seek more cost-effective ways of delivering superior service.

                       In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP manages more than $414 billion globally, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                       The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                       Your Board is very pleased with the overall direction and
                    progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    September 15, 2006

                    *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 9-10.

AIM Limited Maturity Treasury Fund

MANAGEMENT'S DISCUSSION                                                                   HOW WE INVEST
OF FUND PERFORMANCE
                                                                                          We invest in two-year U.S. Treasury notes.
======================================================================================    We maintain a laddered portfolio - one
PERFORMANCE SUMMARY                                                                       that is evenly weighted among notes with
                                                                                          differing maturities - consisting of 12
Interest rates rose steadily during the fiscal year, with the largest increases           notes. Each month we sell the note that
occurring in shorter term securities. As a result, the spread between the yields on       has reached one year to maturity. We then
short- and long-term securities narrowed further, separated by only a fraction of a       replace the note that has been sold with a
percentage point at the end of July when the 10-year Treasury yield stood at 4.99%        newly issued Treasury note. We manage the
compared to 4.97% for the two-year Treasuries.                                            Fund using the same strategy regardless of
                                                                                          market conditions. Because we maintain a
In this interest rate environment, Class A shares of AIM Limited Maturity Treasury        portfolio of 12 notes ranging from 13
Fund (excluding sales charges) outperformed the broad market index, the Lehman            months to maturity to two years to
Brothers U.S. Aggregate Bond Index, but underperformed its style-specific index, the      maturity, there is typically a lag between
Lehman Brothers 1-2 Year U.S. Government Bond Index for the fiscal year ended July 31,    the movements in the portfolio's yield and
2006.                                                                                     the current two-year Treasury. During
                                                                                          periods of falling interest rates, we will
The Lehman Aggregate Index contains investment-grade bonds of all types and               have notes that have higher yields than
maturities. Your Fund invests only in two-year Treasury notes. Because of their low       those that are currently available. This
risk, their rate of return is typically modest. Within the Lehman Aggregate Index,        generally results in the Fund earning
U.S. Treasuries component underperformed other investments for the fiscal year.           slightly more than the two-year Treasury
                                                                                          note. Of course, the inverse is true as
The Fund underperformed the Lehman Brothers 1-2 Year U.S. Government Bond Index           well; in periods of rising interest rates,
because the index includes U.S. government agency bonds, which outperformed Treasury      the Fund will continue to have lower
notes during this reporting period.                                                       yielding notes in the portfolio, which
                                                                                          results in the Fund earning slightly less
Your Fund's long-term performance appears on pages 7 and 8.                               than the two-year Treasury note. On
                                                                                          balance, however, we believe that our
FUND VS. INDEXES                                                                          strategy can result in relative share
                                                                                          price stability while producing an
Total returns, 7/31/05-7/31/06, excluding applicable sales charges. If sales charges      attractive yield over time.
were included, returns would be lower.
                                                                                             We sell notes in the portfolio for
                                                                                          either of two purposes:
Class A Shares                                                                2.31%
                                                                                          o To maintain our monthly buy-sell process
Class A3 Shares                                                               2.31        designed to maintain its risk/return
                                                                                          profile
Lehman Brothers U.S. Aggregate Bond Index (Broad Market Index)                1.46
                                                                                          o To meet shareholder redemptions, though
Lehman Brothers 1-2 Year U.S. Government Bond Index (Style-Specific Index)    3.13        we seek to maintain an evenly laddered
                                                                                          portfolio at all times.
Lipper Short U.S. Treasury Category Average (Peer Group Index)                2.45
                                                                                          MARKET CONDITIONS AND YOUR FUND
SOURCE: LIPPER INC.
======================================================================================    According to the preliminary figures from
                                                                                          the Bureau of Economic Analysis (BEA),
=======================================         ======================================    real gross domestic product (GDP) grew at
PORTFOLIO COMPOSITION                           Total Net Assets     $226.2 million       a 2.9% annualized rate in the second
                                                                                          quarter of 2006. This followed a 5.6% rate
U.S. Treasury Notes                             Total Number of Holdings         12       in the first quarter and a 1.8% pace in
                                                                                          the fourth quarter of 2005. This pattern
MATURITY        INTEREST     % OF TOTAL         The Fund's holdings are subject to        of GDP growth has resulted largely from
 DATE            RATE        NET ASSETS         change, and there is no assurance         losses and recovery related to last fall's
8/31/07          4.00%         8.2%             that the Fund will continue to hold       hurricanes and erratic patterns in motor
9/30/07          4.00          8.3              any particular security.                  vehicle sales. Manufacturing activity was
10/31/07         4.25          8.3              ======================================    robust, business and consumer spending
11/30/07         4.25          8.3                                                        appeared to be healthy, and unemployment
12/31/07         4.38          8.3                                                        rate stood at 4.6% in June, evidence of
1/31/08          4.38          8.3                                                        strong job growth. The hot housing market
2/29/08          4.63          8.4                                                        cooled off without a significant impact on
3/31/08          4.63          8.4                                                        the economy, and infla-
4/30/08          4.88          8.4
5/31/08          4.88          8.3                                                                                       (continued)
6/30/08          5.13          8.3
7/31/08          5.00          8.3
Other Assets Less Liabilities  0.2
=======================================

AIM Limited Maturity Treasury Fund

tion remained a concern of the Federal       two-year Treasuries. However, during         THE VIEWS AND OPINIONS EXPRESSED IN
Reserve Board (the Fed), mainly due to the   periods of declining interest rates, the     MANAGEMENT'S DISCUSSION OF FUND
further sharp increases in the prices of     Fund's yield has historically tended to      PERFORMANCE ARE THOSE OF A I M ADVISORS,
energy and other commodities.                exceed that of two-year Treasury notes.      INC. THESE VIEWS AND OPINIONS ARE SUBJECT
                                                                                          TO CHANGE AT ANY TIME BASED ON FACTORS
   During the fiscal year ended July 31,        To preserve principal, we focus on        SUCH AS MARKET AND ECONOMIC CONDITIONS.
2006, the Fed raised its federal funds       managing undue risk. We attempt to reduce    THESE VIEWS AND OPINIONS MAY NOT BE
target rate eight times--each time by 25     interest rate risk by maintaining a          RELIED UPON AS INVESTMENT ADVICE OR
basis points (0.25%)--bringing the rate      portfolio with a short duration. Duration    RECOMMENDATIONS, OR AS AN OFFER FOR A
to 5.25%. Many economists believed an        measures a portfolio's price sensitivity     PARTICULAR SECURITY. THE INFORMATION IS
upward adjustment was needed to create a     to rate changes; a shorter duration means    NOT A COMPLETE ANALYSIS OF EVERY ASPECT
balanced environment for growth and          less sensitivity. Every month, we replace    OF ANY MARKET, COUNTRY, INDUSTRY,
inflation.                                   the oldest note in the portfolio that has    SECURITY OR THE FUND. STATEMENTS OF FACT
                                             reached one year to maturity, with a newly   ARE FROM SOURCES CONSIDERED RELIABLE, BUT
   As a result of the actions of the Fed,    issued two-year note. This process           A I M ADVISORS, INC. MAKES NO
two-year Treasury yields have increased      generally results in a short portfolio       REPRESENTATION OR WARRANTY AS TO THEIR
gradually reaching their highest point of    duration of approximately 1.45 years.        COMPLETENESS OR ACCURACY. ALTHOUGH
5.29% on June 28, 2006, and then falling                                                  HISTORICAL PERFORMANCE IS NO GUARANTEE OF
down to 4.97% by the end of this fiscal         We seek to minimize fluctuations in       FUTURE RESULTS, THESE INSIGHTS MAY HELP
year. Every business day, the U.S.           your Fund's share price, or net asset        YOU UNDERSTAND OUR INVESTMENT MANAGEMENT
Department of the Treasury calculates the    value (NAV) per share. Over the fiscal       PHILOSOPHY.
yield on U.S. Treasury securities based on   year, the NAV for the Fund's Class A3
composites of quotations obtained by the     shares stayed within a relatively narrow       See important Fund and index disclosures
Federal Reserve Bank of New York. The        range of $9.95 - $10.14--a fluctuation of    on the inside front cover.
yield curve rates are published weekly by    approximately 2%.
the Fed and the U.S. Department of the
Treasury. The graph below plots the daily    IN CLOSING
yield on two-year Treasuries from July 29,                                                                    Scot W. Johnson
2005, through July 31, 2006. As they         Throughout the reporting period, we
followed the upward trend, daily yields      strictly adhered to our short-duration,       [JOHNSON PHOTO]    Chartered Financial
fluctuated as illustrated below.             laddered portfolio with our monthly                              Analyst, senior
                                             buy-sell strategy. This strategy was                             portfolio manager,
   Over the fiscal year, your Fund's yield   designed to limit interest rate risk and                         lead manager of AIM
rose steadily. The monthly 30-day SEC        deliver performance consistent with the                          Limited Maturity
yield calculation registered an increase     interest rate environment to our                                 Treasury Fund. Mr.
for every month of the period. As            shareholders. We believe that this           Johnson joined AIM in 1994. He earned
previously stated, during periods of         strategy can result in relative share        both a B.A. in economics and an M.B.A.
rising interest rates, the Fund has          price stability while providing an           in finance from Vanderbilt University.
historically tended to lag the return of     attractive yield over time.
the two-year Treasury note as the Fund                                                                        Clint Dudley
will continue to own notes carrying             Thank you for your investment in AIM
coupons with lower interest rates than the   Limited Maturity Treasury Fund.              [DUDLEY PHOTO]      Chartered Financial
current rate for                                                                                              Analyst, portfolio
                                                                                                              manager, manager of
                                                                                                              AIM Limited Maturity
                                                                                                              Treasury Fund. Mr.
                                                                                          Dudley joined AIM in 1998. He earned
                                                                                          both a B.B.A. and an M.B.A. from Baylor
                                                                                          University.

                                                                                          Assisted by Taxable Investment Grade
                                                                                          Bond Team

===========================================================
WEEKLY YIELD ON TWO-YEAR TREASURY NOTES

7/29/05-7/28/06

   DATE                                 WEEKLY YIELD
   7/29/05                                  3.97
   7/23/05                                  3.97
   1/18/05                                  4.43
   1/6/06                                   4.33
   3/3/06                                   4.72                                          FOR A PRESENTATION OF YOUR FUND'S
   4/21/06                                  4.88                                          LONG-TERM PERFORMANCE, PLEASE SEE
   6/9/06                                   5.00                                          PAGES 7 AND 8.
   7/28/06                                  5.06

===========================================================

AIM Limited Maturity Treasury Fund


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      mate the expenses that you paid over the        THE HYPOTHETICAL ACCOUNT VALUES AND
                                             period. Simply divide your account value     EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      by $1,000 (for example, an $8,600 account    ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES
two types of costs: (1) transaction costs,   value divided by $1,000 = 8.6), then         YOU PAID FOR THE PERIOD. YOU MAY USE THIS
which may include sales charges (loads) on   multiply the result by the number in the     INFORMATION TO COMPARE THE ONGOING COSTS
purchase payments; contingent deferred       table under the heading entitled "Actual     OF INVESTING IN THE FUND AND OTHER FUNDS.
sales charges on redemptions; and            Expenses Paid During Period" to estimate     TO DO SO, COMPARE THIS 5% HYPOTHETICAL
redemption fees, if any; and (2) ongoing     the expenses you paid on your account        EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES
costs, including management fees;            during this period.                          THAT APPEAR IN THE SHAREHOLDER REPORTS OF
distribution and/or service fees (12b-1);                                                 THE OTHER FUNDS.
and other Fund expenses. This example is     HYPOTHETICAL EXAMPLE FOR COMPARISON
intended to help you understand your         PURPOSES                                        Please note that the expenses shown in
ongoing costs (in dollars) of investing in                                                the table are meant to highlight your
the Fund and to compare these costs with     The table below also provides information    ongoing costs only and do not reflect any
ongoing costs of investing in other mutual   about hypothetical account values and        transactional costs, such as sales charges
funds. The example is based on an            hypothetical expenses based on the Fund's    (loads) on purchase payments, contingent
investment of $1,000 invested at the         actual expense ratio and an assumed rate     deferred sales charges on redemptions, and
beginning of the period and held for the     of return of 5% per year before expenses,    redemption fees, if any. Therefore, the
entire period February 1, 2006, through      which is not the Fund's actual return. The   hypothetical information is useful in
July 31, 2006.                               Fund's actual cumulative total returns at    comparing ongoing costs only, and will not
                                             net asset value after expenses for the six   help you determine the relative total
ACTUAL EXPENSES                              months ended July 31, 2006, appear in the    costs of owning different funds. In
                                             table "Cumulative Total Returns" on page     addition, if these transactional costs
The table below provides information about   8.                                           were included, your costs would have been
actual account values and actual expenses.                                                higher.
You may use the information in this table,
together with the amount you invested, to
esti-

====================================================================================================================================
                                                  ACTUAL                              HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING             ENDING              EXPENSES          ENDING             EXPENSES       ANNUALIZED
SHARE           ACCOUNT VALUE        ACCOUNT VALUE         PAID DURING    ACCOUNT VALUE        PAID DURING       EXPENSE
CLASS             (2/1/06)           (7/31/06)(1)           PERIOD(2)       (7/31/06)            PERIOD(2)        RATIO

 A               $1,000.00            $1,014.00              $3.40          $1,021.42             $3.41            0.68%
 A3               1,000.00             1,013.50               3.89           1,020.93              3.91            0.78

(1)  The actual ending account value is based on the actual total return of the Fund for the period February 1, 2006, through
     July 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the
     Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended July 31, 2006, appear in the table "Cumulative Total Returns"
     on page 8.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM Limited Maturity Treasury Fund


YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT

Fund and index data from 7/31/96

                                [MOUNTAIN CHART]

  DATE          AIM LIMITED          LEHMAN        LEHMAN BROTHERS   LIPPER SHORT U.S.
              MATURITY FUND-      BROTHERS U.S.       1-2 YEAR          TREASURY
              TREASURY FUND-      AGGREGATE BOND   U.S. GOVERNMENT     CATEGORY
              CLASS A SHARES         INDEX           BOND INDEX         AVERAGE

  7/96            $ 9900            $10000            $10000            $10000
  8/96              9934              9983             10041             10021
  9/96             10006             10157             10121             10111
 10/96             10111             10382             10222             10225
 11/96             10165             10560             10288             10301
 12/96             10180             10462             10304             10292
  1/97             10226             10494             10353             10335
  2/97             10248             10520             10383             10349
  3/97             10244             10403             10387             10318
  4/97             10321             10559             10465             10411
  5/97             10390             10659             10535             10482
  6/97             10447             10785             10602             10556
  7/97             10548             11076             10698             10698
  8/97             10554             10982             10720             10682
  9/97             10632             11144             10793             10772
 10/97             10692             11305             10865             10856
 11/97             10717             11358             10894             10883
 12/97             10788             11472             10963             10954
  1/98             10880             11619             11056             11068
  2/98             10881             11610             11073             11061
  3/98             10930             11650             11119             11097
  4/98             10977             11711             11171             11150
  5/98             11025             11822             11228             11212
  6/98             11071             11922             11284             11269
  7/98             11119             11948             11337             11316
  8/98             11244             12142             11454             11475
  9/98             11366             12427             11585             11661
 10/98             11423             12361             11645             11695
 11/98             11400             12431             11641             11672
 12/98             11445             12468             11685             11712
  1/99             11478             12557             11729             11748
  2/99             11439             12338             11699             11660
  3/99             11505             12407             11776             11731
  4/99             11536             12446             11814             11763
  5/99             11534             12337             11821             11730
  6/99             11565             12298             11856             11745
  7/99             11599             12245             11899             11771
  8/99             11632             12239             11930             11798
  9/99             11688             12381             12001             11873
 10/99             11723             12427             12038             11898
 11/99             11734             12426             12065             11915
 12/99             11747             12366             12084             11912
  1/00             11750             12325             12095             11904
  2/00             11810             12475             12173             11975
  3/00             11875             12639             12239             12064
  4/00             11903             12603             12277             12083
  5/00             11946             12597             12324             12122
  6/00             12061             12859             12443             12250
  7/00             12119             12976             12519             12317
  8/00             12200             13164             12605             12418
  9/00             12281             13247             12695             12504
 10/00             12327             13334             12759             12569
 11/00             12433             13552             12869             12704
 12/00             12566             13804             13010             12853
  1/01             12712             14029             13175             12988
  2/01             12777             14152             13253             13079
  3/01             12883             14223             13357             13168
  4/01             12923             14164             13405             13178
  5/01             12989             14249             13483             13237
  6/01             13013             14303             13528             13271
  7/01             13153             14623             13667             13433
  8/01             13222             14790             13744             13518
  9/01             13417             14962             13944             13707
 10/01             13520             15276             14068             13835
 11/01             13517             15065             14054             13768
 12/01             13515             14969             14081             13738
  1/02             13538             15090             14102             13774
  2/02             13569             15237             14161             13845
  3/02             13512             14983             14083             13727
  4/02             13650             15274             14233             13894
  5/02             13682             15404             14281             13962
  6/02             13780             15537             14397             14072
  7/02             13928             15724             14544             14248
  8/02             13970             15990             14583             14330
  9/02             14050             16249             14679             14469
 10/02             14089             16175             14717             14481
 11/02             14047             16170             14688             14417
 12/02             14156             16504             14804             14573
  1/03             14154             16518             14810             14557
  2/03             14200             16747             14862             14637
  3/03             14222             16734             14891             14662
  4/03             14240             16872             14917             14682
  5/03             14284             17187             14957             14772
  6/03             14300             17153             14985             14776
  7/03             14233             16576             14931             14664
  8/03             14233             16686             14943             14664
  9/03             14341             17128             15052             14801
 10/03             14299             16968             15010             14746
 11/03             14285             17009             15009             14733
 12/03             14354             17182             15084             14806
  1/04             14366             17320             15113             14833
  2/04             14421             17507             15174             14900
  3/04             14448             17638             15208             14941
  4/04             14321             17180             15101             14792
  5/04             14307             17111             15091             14771
  6/04             14294             17207             15086             14771
  7/04             14338             17378             15136             14814
  8/04             14412             17710             15225             14909
  9/04             14403             17758             15215             14901
 10/04             14437             17906             15256             14940
 11/04             14360             17764             15196             14871
 12/04             14387             17927             15224             14901
  1/05             14368             18040             15227             14898
  2/05             14348             17933             15207             14864
  3/05             14347             17841             15210             14862
  4/05             14402             18083             15287             14938
  5/05             14446             18278             15341             14992
  6/05             14462             18378             15369             15019
  7/05             14436             18211             15346             14974
  8/05             14511             18444             15430             15064
  9/05             14471             18254             15406             15025
 10/05             14464             18110             15414             15017
 11/05             14500             18190             15461             15059
 12/05             14554             18363             15518             15112
  1/06             14566             18364             15552             15128
  2/06             14589             18425             15576             15138
  3/06             14604             18244             15604             15147
  4/06             14646             18211             15658             15188
  5/06             14662             18191             15687             15204
  6/06             14678             18230             15720             15232
  7/06             14774             18476             15826             15335

                                      SOURCE: LIPPER, INC., LEHMAN BROTHERS INC.

   Past performance cannot guarantee            This chart, which is a logarithmic
comparable future results.                   chart, presents the fluctuations in the
                                             value of the Fund and its indexes. We
   The data shown in the chart include       believe that a logarithmic chart is more
reinvested distributions, applicable sales   effective than other types of charts in
charges, Fund expenses and management        illustrating changes in value during the
fees. Index results include reinvested       early years shown in the chart. The
dividends, but they do not reflect sales     vertical axis, the one that indicates the
charges. Performance of an index of funds    dollar value of an investment, is
reflects fund expenses and management        constructed with each segment representing
fees; performance of a market index does     a percent change in the value of the
not. Performance shown in the chart and      investment. In this chart, each segment
table(s) does not reflect deduction of       represents a doubling, or 100% change, in
taxes a shareholder would pay on Fund        the value of the investment. In other
distributions or sale of Fund shares.        words, the space between $5,000 and
Performance of the indexes does not          $10,000 is the same size as the space
reflect the effects of taxes.                between $10,000 and $20,000.

AIM Limited Maturity Treasury Fund


=========================================    =========================================    =========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 CUMULATIVE TOTAL RETURNS

As of 7/31/06, including applicable sales    As of 6/30/06,the most recent calendar       6 months ended 7/31/06,excluding
charges                                      quarter-end, including applicable sales      applicable sales charges
                                             charges
CLASS A SHARES                                                                            Class A Shares                     1.40%
Inception (12/15/87)            5.20%        CLASS A SHARES                               Class A3 Shares                    1.35
10 Years                        3.98         Inception (12/15/87)            5.19%
 5 Years                        2.15         10 Years                        3.95         =========================================
 1 Year                         1.31          5 Years                        2.23
                                              1 Year                         0.50
CLASS A3 SHARES
10 Years                        3.89%        CLASS A3 SHARES
 5 Years                        2.17         10 Years                        3.86%
 1 Year                         2.31          5 Years                        2.25
                                              1 Year                         1.39

=========================================    =========================================

THE INCEPTION DATE OF CLASS A3 SHARES IS     THE PERFORMANCE DATA QUOTED REPRESENT PAST   CLASS A SHARE PERFORMANCE REFLECTS THE
OCTOBER 31, 2002. RETURNS SINCE THAT DATE    PERFORMANCE AND CANNOT GUARANTEE             MAXIMUM 1.00% SALES CHARGE. CLASS A3
ARE HISTORICAL RETURNS. ALL OTHER RETURNS    COMPARABLE FUTURE RESULTS; CURRENT           SHARES DO NOT HAVE A FRONT-END SALES
ARE THE BLENDED RETURNS OF THE HISTORICAL    PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   CHARGE OR A CDSC; THEREFORE, PERFORMANCE
PERFORMANCE OF CLASS A3 SHARES SINCE THEIR   VISIT AIMINVESTMENTS.COM FOR THE MOST        QUOTED IS AT NET ASSET VALUE.
INCEPTION AND THE RESTATED HISTORICAL        RECENT MONTH-END PERFORMANCE. PERFORMANCE
PERFORMANCE OF CLASS A SHARES (FOR PERIODS   FIGURES REFLECT REINVESTED DISTRIBUTIONS,    THE PERFORMANCE OF THE FUND'S SHARE
PRIOR TO THE INCEPTION OF CLASS A3 SHARES)   CHANGES IN NET ASSET VALUE AND THE EFFECT    CLASSES WILL DIFFER PRIMARILY DUE TO
AT NET ASSET VALUE, ADJUSTED TO REFLECT      OF THE MAXIMUM SALES CHARGE UNLESS           DIFFERENT SALES CHARGE STRUCTURES AND
THE HIGHER RULE 12b-1 FEES APPLICABLE TO     OTHERWISE STATED. INVESTMENT RETURN AND      CLASS EXPENSES.
CLASS A3 SHARES.                             PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU
                                             MAY HAVE A GAIN OR LOSS WHEN YOU SELL        HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                             SHARES.                                      REIMBURSED EXPENSES IN THE PAST,
                                                                                          PERFORMANCE WOULD HAVE BEEN LOWER.

AIM Limited Maturity Treasury Fund


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Investment      o The nature and extent of the advisory      Advisory Agreement for the Fund, the Board
Securities Funds (the "Board") oversees      services to be provided by AIM. The Board    concluded that no changes should be made
the management of AIM Limited Maturity       reviewed the services to be provided by      to the Fund and that it was not necessary
Treasury Fund (the "Fund") and, as           AIM under the Advisory Agreement. Based on   to change the Fund's portfolio management
required by law, determines annually         such review, the Board concluded that the    team at this time. Although the
whether to approve the continuance of the    range of services to be provided by AIM      independent written evaluation of the
Fund's advisory agreement with A I M         under the Advisory Agreement was             Fund's Senior Officer (discussed below)
Advisors, Inc. ("AIM"). Based upon the       appropriate and that AIM currently is        only considered Fund performance through
recommendation of the Investments            providing services in accordance with the    the most recent calendar year, the Board
Committee of the Board, at a meeting held    terms of the Advisory Agreement.             also reviewed more recent Fund
on June 27, 2006, the Board, including all                                                performance, which did not change their
of the independent trustees, approved the    o The quality of services to be provided     conclusions.
continuance of the advisory agreement (the   by AIM. The Board reviewed the credentials
"Advisory Agreement") between the Fund and   and experience of the officers and           o Meetings with the Fund's portfolio
AIM for another year, effective July 1,      employees of AIM who will provide            managers and investment personnel. With
2006.                                        investment advisory services to the Fund.    respect to the Fund, the Board is meeting
                                             In reviewing the qualifications of AIM to    periodically with such Fund's portfolio
   The Board considered the factors          provide investment advisory services, the    managers and/or other investment personnel
discussed below in evaluating the fairness   Board considered such issues as AIM's        and believes that such individuals are
and reasonableness of the Advisory           portfolio and product review process,        competent and able to continue to carry
Agreement at the meeting on June 27, 2006    various back office support functions        out their responsibilities under the
and as part of the Board's ongoing           provided by AIM and AIM's equity and fixed   Advisory Agreement.
oversight of the Fund. In their              income trading operations. Based on the
deliberations, the Board and the             review of these and other factors, the       o Overall performance of AIM. The Board
independent trustees did not identify any    Board concluded that the quality of          considered the overall performance of AIM
particular factor that was controlling,      services to be provided by AIM was           in providing investment advisory and
and each trustee attributed different        appropriate and that AIM currently is        portfolio administrative services to the
weights to the various factors.              providing satisfactory services in           Fund and concluded that such performance
                                             accordance with the terms of the Advisory    was satisfactory.
   One responsibility of the independent     Agreement.
Senior Officer of the Fund is to manage                                                   o Fees relative to those of clients of AIM
the process by which the Fund's proposed     o The performance of the Fund relative to    with comparable investment strategies. The
management fees are negotiated to ensure     comparable funds. The Board reviewed the     Board noted that AIM does not serve as an
that they are negotiated in a manner which   performance of the Fund during the past      advisor to other mutual funds or other
is at arms' length and reasonable. To that   one, three and five calendar years against   clients with investment strategies
end, the Senior Officer must either          the performance of funds advised by other    comparable to those of the Fund.
supervise a competitive bidding process or   advisors with investment strategies
prepare an independent written evaluation.   comparable to those of the Fund. The Board   o Fees relative to those of comparable
The Senior Officer has recommended an        noted that the Fund's performance was at     funds with other advisors. The Board
independent written evaluation in lieu of    or above the median performance of such      reviewed the advisory fee rate for the
a competitive bidding process and, upon      comparable funds for the one and five year   Fund under the Advisory Agreement. The
the direction of the Board, has prepared     periods and below such median performance    Board compared effective contractual
such an independent written evaluation.      for the three year period. Based on this     advisory fee rates at a common asset level
Such written evaluation also considered      review and after taking account of all of    at the end of the past calendar year and
certain of the factors discussed below. In   the other factors that the Board             noted that the Fund's rate was below the
addition, as discussed below, the Senior     considered in determining whether to         median rate of the funds advised by other
Officer made a recommendation to the Board   continue the Advisory Agreement for the      advisors with investment strategies
in connection with such written              Fund, the Board concluded that no changes    comparable to those of the Fund that the
evaluation.                                  should be made to the Fund and that it was   Board reviewed. Based on this review, the
                                             not necessary to change the Fund's           Board concluded that the advisory fee rate
   The discussion below serves as a          portfolio management team at this time.      for the Fund under the Advisory Agreement
summary of the Senior Officer's              Although the independent written             was fair and reasonable.
independent written evaluation and           evaluation of the Fund's Senior Officer
recommendation to the Board in connection    (discussed below) only considered Fund       o Expense limitations and fee waivers. The
therewith, as well as a discussion of the    performance through the most recent          Board noted that there were no fee waivers
material factors and the conclusions with    calendar year, the Board also reviewed       or expense limitations currently in effect
respect thereto that formed the basis for    more recent Fund performance, which did      for the Fund. The Board concluded that no
the Board's approval of the Advisory         not change their conclusions.                such waivers or limitations were necessary
Agreement. After consideration of all of                                                  at this time because the Fund's overall
the factors below and based on its           o The performance of the Fund relative to    expense ratio was below the median expense
informed business judgment, the Board        indices. The Board reviewed the              ratio of the funds advised by other
determined that the Advisory Agreement is    performance of the Fund during the past      advisors with investment strategies
in the best interests of the Fund and its    one, three and five calendar years against   comparable to those of the Fund that the
shareholders and that the compensation to    the performance of the Lehman 1-2 Year       Board reviewed.
AIM under the Advisory Agreement is fair     Government Bond Index. The Board noted
and reasonable and would have been           that the Fund's performance was below the    o Breakpoints and economies of scale. The
obtained through arm's length                performance of such Index for the one and    Board reviewed the structure of the Fund's
negotiations.                                three year periods and comparable to such    advisory fee under the Advisory Agreement,
                                             Index for the five year period. The Board    noting that it includes one breakpoint.
   Unless otherwise stated, information      also noted that the performance of such      The Board reviewed the level of the Fund's
presented below is as of June 27, 2006 and   Index does not reflect fees, while the       advisory fees, and noted that such fees,
does not reflect any changes that may have   performance of the Fund does reflect fees.   as a percentage of the Fund's net assets,
occurred since June 27, 2006, including      Based on this review and after taking        would decrease as net assets increase
but not limited to changes to the Fund's     account of all of the other factors that     because the Advisory Agreement includes a
performance, advisory fees, expense          the Board considered in determining          breakpoint. The Board noted that, due to
limitations and/or fee waivers.              whether to continue the



                                                                                                                       (continued)

AIM Limited Maturity Treasury Fund

the Fund's asset levels at the end of the    the review of the profitability of AIM's
past calendar year and the way in which      and its affiliates' investment advisory
advisory breakpoint has been structured,     and other activities and its financial
the Fund has yet to benefit from the         condition, the Board concluded that the
breakpoint. The Board concluded that the     compensation to be paid by the Fund to AIM
Fund's fee levels under the Advisory         under its Advisory Agreement was not
Agreement therefore would reflect            excessive.
economies of scale at higher asset levels
and that it was not necessary to change      o Benefits of soft dollars to AIM. The
the advisory fee breakpoints in the Fund's   Board considered the benefits realized by
advisory fee schedule.                       AIM as a result of brokerage transactions
                                             executed through "soft dollar"
o Investments in affiliated money market     arrangements. Under these arrangements,
funds. The Board also took into account      brokerage commissions paid by the Fund
the fact that uninvested cash and cash       and/or other funds advised by AIM are used
collateral from securities lending           to pay for research and execution
arrangements, if any (collectively, "cash    services. This research may be used by AIM
balances") of the Fund may be invested in    in making investment decisions for the
money market funds advised by AIM pursuant   Fund. The Board concluded that such
to the terms of an SEC exemptive order.      arrangements were appropriate.
The Board found that the Fund may realize
certain benefits upon investing cash         o AIM's financial soundness in light of
balances in AIM advised money market         the Fund's needs. The Board considered
funds, including a higher net return,        whether AIM is financially sound and has
increased liquidity, increased               the resources necessary to perform its
diversification or decreased transaction     obligations under the Advisory Agreement,
costs. The Board also found that the Fund    and concluded that AIM has the financial
will not receive reduced services if it      resources necessary to fulfill its
invests its cash balances in such money      obligations under the Advisory Agreement.
market funds. The Board noted that, to the
extent the Fund invests uninvested cash in   o Historical relationship between the Fund
affiliated money market funds, AIM has       and AIM. In determining whether to
voluntarily agreed to waive a portion of     continue the Advisory Agreement for the
the advisory fees it receives from the       Fund, the Board also considered the prior
Fund attributable to such investment. The    relationship between AIM and the Fund, as
Board further determined that the proposed   well as the Board's knowledge of AIM's
securities lending program and related       operations, and concluded that it was
procedures with respect to the lending       beneficial to maintain the current
Fund is in the best interests of the         relationship, in part, because of such
lending Fund and its respective              knowledge. The Board also reviewed the
shareholders. The Board therefore            general nature of the non-investment
concluded that the investment of cash        advisory services currently performed by
collateral received in connection with the   AIM and its affiliates, such as
securities lending program in the money      administrative, transfer agency and
market funds according to the procedures     distribution services, and the fees
is in the best interests of the lending      received by AIM and its affiliates for
Fund and its respective shareholders.        performing such services. In addition to
                                             reviewing such services, the trustees also
o Independent written evaluation and         considered the organizational structure
recommendations of the Fund's Senior         employed by AIM and its affiliates to
Officer. The Board noted that, upon their    provide those services. Based on the
direction, the Senior Officer of the Fund,   review of these and other factors, the
who is independent of AIM and AIM's          Board concluded that AIM and its
affiliates, had prepared an independent      affiliates were qualified to continue to
written evaluation in order to assist the    provide non-investment advisory services
Board in determining the reasonableness of   to the Fund, including administrative,
the proposed management fees of the AIM      transfer agency and distribution services,
Funds, including the Fund. The Board noted   and that AIM and its affiliates currently
that the Senior Officer's written            are providing satisfactory non-investment
evaluation had been relied upon by the       advisory services.
Board in this regard in lieu of a
competitive bidding process. In              o Other factors and current trends. The
determining whether to continue the          Board considered the steps that AIM and
Advisory Agreement for the Fund, the Board   its affiliates have taken over the last
considered the Senior Officer's written      several years, and continue to take, in
evaluation.                                  order to improve the quality and
                                             efficiency of the services they provide to
o Profitability of AIM and its affiliates.   the Funds in the areas of investment
The Board reviewed information concerning    performance, product line diversification,
the profitability of AIM's (and its          distribution, fund operations, shareholder
affiliates') investment advisory and other   services and compliance. The Board
activities and its financial condition.      concluded that these steps taken by AIM
The Board considered the overall             have improved, and are likely to continue
profitability of AIM, as well as the         to improve, the quality and efficiency of
profitability of AIM in connection with      the services AIM and its affiliates
managing the Fund. The Board noted that      provide to the Fund in each of these
AIM's operations remain profitable,          areas, and support the Board's approval of
although increased expenses in recent        the continuance of the Advisory Agreement
years have reduced AIM's profitability.      for the Fund.
Based on

Supplement to Annual Report dated 7/31/06

AIM Limited Maturity Treasury Fund

Institutional Class Shares                  ======================================        PERFORMANCE OF INSTITUTIONAL CLASS
                                            Average Annual Total Returns                  SHARES WILL DIFFER FROM PERFORMANCE OF
The following information has been          For periods ended 7/31/06                     OTHER SHARE CLASSES PRIMARILY DUE TO
prepared to provide Institutional Class                                                   DIFFERING SALES CHARGES AND CLASS
shareholders with a performance overview    Inception (7/13/87)         5.49%             EXPENSES.
specific to their holdings.                 10 Years                    4.33
Institutional Class shares are offered      5 Years                     2.59                  PLEASE NOTE THAT PAST PERFORMANCE IS
exclusively to institutional investors,     1 Year                      2.63              NOT INDICATIVE OF FUTURE RESULTS. MORE
including defined contribution plans        6 Months*                   1.46              RECENT RETURNS MAY BE MORE OR LESS THAN
that meet certain criteria.                 ======================================        THOSE SHOWN. ALL RETURNS ASSUME
                                            Average Annual Total Returns                  REINVESTMENT OF DISTRIBUTIONS AT NAV.
                                            For periods ended 6/30/06, most               INVESTMENT RETURN AND PRINCIPAL VALUE
                                            recent calendar quarter-end                   WILL FLUCTUATE SO YOUR SHARES, WHEN
                                                                                          REDEEMED, MAY BE WORTH MORE OR LESS THAN
                                            Inception (7/13/87)               5.48%       THEIR ORIGINAL COST. SEE FULL REPORT FOR
                                            10 Years                          4.31        INFORMATION ON COMPARATIVE BENCHMARKS.
                                            5 Years                           2.70        PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                            1 Year                            1.80        MORE INFORMATION. FOR THE MOST CURRENT
                                            6 Months*                         1.10        MONTH-END PERFORMANCE, PLEASE CALL
                                                                                          800-451-4246 OR VISIT
                                            *    Cumulative total return that has         AIMINVESTMENTS.COM.
                                                 not been annualized
                                            ======================================

                                            INSTITUTIONAL CLASS SHARES HAVE NO SALES
                                            CHARGE; THEREFORE, PERFORMANCE IS AT NET
                                            ASSET VALUE (NAV).

======================================
NASDAQ Symbol                    ALMIX
======================================

Over for information on your Fund's expenses.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                  [YOUR GOALS.
                                OUR SOLUTIONS.]          [AIM INVESTMENTS LOGO]
                            - REGISTERED TRADEMARK -    - REGISTERED TRADEMARK -

AIMINVESTMENTS.COM   LTD-INS-1   A I M Distributors, Inc.

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                     divide your account value by $1,000 (for           The hypothetical account values and
                                            example, an $8,600 account value divided       expenses may not be used to estimate the
As a shareholder of the Fund, you incur     by $1,000 = 8.6), then multiply the            actual ending account balance or
ongoing costs, including management fees    result by the number in the table under        expenses you paid for the period. You
and other Fund expenses. This example is    the heading entitled "Actual Expenses          may use this information to compare the
intended to help you understand your        Paid During Period" to estimate the            ongoing costs of investing in the Fund
ongoing costs (in dollars) of investing     expenses you paid on your account during       and other funds. To do so, compare this
in the Fund and to compare these costs      this period.                                   5% hypothetical example with the 5%
with ongoing costs of investing in other                                                   hypothetical examples that appear in the
mutual funds. The example is based on an    HYPOTHETICAL EXAMPLE FOR                       shareholder reports of the other funds.
investment of $1,000 invested at the        COMPARISON PURPOSES
beginning of the period and held for the                                                       Please note that the expenses shown
entire period February 1, 2006, through     The table below also provides                  in the table are meant to highlight your
July 31, 2006.                              information about hypothetical account         ongoing costs only. Therefore, the
                                            values and hypothetical expenses based         hypothetical information is useful in
ACTUAL EXPENSES                             on the Fund's actual expense ratio and         comparing ongoing costs only, and will
                                            an assumed rate of return of 5% per year       not help you determine the relative
The table below provides information        before expenses, which is not the Fund's       total costs of owning different funds.
about actual account values and actual      actual return. The Fund's actual
expenses. You may use the information in    cumulative total return after expenses
this table, together with the amount you    for the six months ended July 31, 2006,
invested, to estimate the expenses that     appears in the table on the front of
you paid over the period. Simply            this supplement.



                                                                        HYPOTHETICAL
                                           ACTUAL             (5% ANNUAL RETURN BEFORE EXPENSES)
                                ---------------------------   ----------------------------------
                  BEGINNING         ENDING        EXPENSES            ENDING        EXPENSES       ANNUALIZED
    SHARE       ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING       ACCOUNT VALUE   PAID DURING        EXPENSE
    CLASS          (2/1/06)      (7/31/06)(1)    PERIOD(2)          (7/31/06)      PERIOD(2)          RATIO
    -----       -------------   -------------   -----------       -------------   -----------      ----------

Institutional     $1,000.00       $1,014.60        $1.75            $1,023.06        $1.76            0.35%

(1) The actual ending account value is based on the actual total return of the Fund for the period February 1, 2006, through July 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended July 31, 2006, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

AIMINVESTMENTS.COM   LTD-INS-1   A I M Distributors, Inc.

AIM LIMITED MATURITY TREASURY FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2006

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY     (000)         VALUE
-----------------------------------------------------------------------------------
U.S. TREASURY NOTES--99.76%(a)
4.00%                                          08/31/07    $18,800    $  18,582,672
-----------------------------------------------------------------------------------
4.00%                                          09/30/07     18,900       18,666,774
-----------------------------------------------------------------------------------
4.25%                                          10/31/07     18,900       18,716,859
-----------------------------------------------------------------------------------
4.25%                                          11/30/07     19,000       18,804,110
-----------------------------------------------------------------------------------
4.38%                                          12/31/07     19,000       18,827,860
-----------------------------------------------------------------------------------
4.38%                                          01/31/08     19,000       18,821,780
-----------------------------------------------------------------------------------
4.63%                                          02/29/08     19,000       18,887,140
-----------------------------------------------------------------------------------
4.63%                                          03/31/08     19,000       18,884,290
-----------------------------------------------------------------------------------
4.88%                                          04/30/08     19,000       18,961,430
-----------------------------------------------------------------------------------
4.88%                                          05/31/08     18,900       18,858,609
-----------------------------------------------------------------------------------
5.13%                                          06/30/08     18,800       18,850,008
-----------------------------------------------------------------------------------
5.00%                                          07/31/08     18,800       18,811,656
===================================================================================
TOTAL INVESTMENTS--99.76%
  (Cost $226,798,692)                                                   225,673,188
===================================================================================
OTHER ASSETS LESS LIABILITIES--0.24%                                        538,469
===================================================================================
NET ASSETS--100.00%                                                   $ 226,211,657
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2006 was $225,673,188, which represented 99.76% of the Fund's Net Assets. See
    Note 1A.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM LIMITED MATURITY TREASURY FUND

STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 2006

ASSETS:

Investments, at value (cost $226,798,692)      $225,673,188
-----------------------------------------------------------
Cash                                                488,698
-----------------------------------------------------------
Receivables for:
  Investments sold                                  100,547
-----------------------------------------------------------
  Fund shares sold                                  250,201
-----------------------------------------------------------
  Interest                                        2,126,941
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               61,686
-----------------------------------------------------------
Other assets                                         25,442
===========================================================
     Total assets                               228,726,703
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                          2,151,107
-----------------------------------------------------------
  Dividends                                          89,306
-----------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                97,882
-----------------------------------------------------------
Accrued distribution fees                            27,829
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,567
-----------------------------------------------------------
Accrued transfer agent fees                          84,693
-----------------------------------------------------------
Accrued operating expenses                           62,662
===========================================================
     Total liabilities                            2,515,046
===========================================================
Net assets applicable to shares outstanding    $226,211,657
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $235,631,663
-----------------------------------------------------------
Undistributed net investment income                  (9,527)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                          (8,284,975)
-----------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities                          (1,125,504)
===========================================================
                                               $226,211,657
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $178,346,957
___________________________________________________________
===========================================================
Class A3                                       $ 33,475,787
___________________________________________________________
===========================================================
Institutional Class                            $ 14,388,913
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          17,832,172
___________________________________________________________
===========================================================
Class A3                                          3,348,028
___________________________________________________________
===========================================================
Institutional Class                               1,438,254
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.00
-----------------------------------------------------------
  Offering price per share
     (Net asset value of $10.00 divided by
       99.00%)                                 $      10.10
___________________________________________________________
===========================================================
Class A3:
  Net asset value and offering price per
     share                                     $      10.00
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
     share                                     $      10.00
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM LIMITED MATURITY TREASURY FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2006

INVESTMENT INCOME:

Interest                                                      $ 9,995,032
-------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                     510,824
-------------------------------------------------------------------------
Administrative services fees                                       78,745
-------------------------------------------------------------------------
Custodian fees                                                     14,982
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         307,516
-------------------------------------------------------------------------
  Class A3                                                         93,836
-------------------------------------------------------------------------
Transfer agent fees -- A and A3                                   465,894
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                3,401
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          21,884
-------------------------------------------------------------------------
Other                                                             187,437
=========================================================================
    Total expenses                                              1,684,519
=========================================================================
Less: Expenses reimbursed and expense offset arrangement          (13,046)
=========================================================================
    Net expenses                                                1,671,473
=========================================================================
Net investment income                                           8,323,559
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain (loss) from Investment securities            (4,035,630)
=========================================================================
Change in net unrealized appreciation of investment
  securities                                                    1,542,123
=========================================================================
Net gain (loss) from investment securities                     (2,493,507)
=========================================================================
Net increase in net assets resulting from operations          $ 5,830,052
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM LIMITED MATURITY TREASURY FUND

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED JULY 31, 2006 AND 2005

                                                                  2006            2005
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  8,323,559    $   7,226,134
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities           (4,035,630)      (4,173,087)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                        1,542,123         (580,189)
===========================================================================================
    Net increase in net assets resulting from operations         5,830,052        2,472,858
===========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (6,670,343)      (5,882,673)
-------------------------------------------------------------------------------------------
  Class A3                                                      (1,189,994)        (855,401)
-------------------------------------------------------------------------------------------
  Institutional Class                                             (465,056)        (488,060)
===========================================================================================
    Total distributions from net investment income              (8,325,393)      (7,226,134)
===========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --         (404,018)
-------------------------------------------------------------------------------------------
  Class A3                                                              --          (62,663)
-------------------------------------------------------------------------------------------
  Institutional Class                                                   --          (11,553)
===========================================================================================
    Total distributions from net realized gains                         --         (478,234)
===========================================================================================
    Decrease in net assets resulting from distributions         (8,325,393)      (7,704,368)
===========================================================================================
Share transactions-net:
  Class A                                                      (61,194,146)    (120,699,463)
-------------------------------------------------------------------------------------------
  Class A3                                                      (6,684,799)     (17,255,779)
-------------------------------------------------------------------------------------------
  Institutional Class                                            3,097,269        7,108,355
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (64,781,676)    (130,846,887)
===========================================================================================
    Net increase (decrease) in net assets                      (67,277,017)    (136,078,397)
===========================================================================================

NET ASSETS:

  Beginning of year                                            293,488,674      429,567,071
===========================================================================================
  End of year (including undistributed net investment income
    of $(9,527) and $(7,693), respectively)                   $226,211,657    $ 293,488,674
___________________________________________________________________________________________
===========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM LIMITED MATURITY TREASURY FUND

NOTES TO FINANCIAL STATEMENTS

JULY 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Limited Maturity Treasury Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to seek liquidity with minimum fluctuation in principal value, and consistent with this objective, the highest total return achievable.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of

AIM LIMITED MATURITY TREASURY FUND

     the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $500 million                                            0.20%
--------------------------------------------------------------------
Over $500 million                                             0.175%
 ___________________________________________________________________
====================================================================


    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended July 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $2,200.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended July 31, 2006, AIM was paid $78,745.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended July 31, 2006, the Fund paid AIS $465,894 for Class A and Class A3 share classes and $3,401 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class A3 and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A and Class A3 shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.15% of the Fund's average daily net assets of Class A shares and 0.25% of the average daily net assets of Class A3 shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of Class A or Class A3 shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended July 31, 2006, the Class A and Class A3 shares paid $307,516 and $93,836, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2006, ADI advised the Fund that it retained $5,052 in front-end sales commissions from the sale of Class A shares and $0 from Class A shares for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended July 31, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $10,846.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include

AIM LIMITED MATURITY TREASURY FUND

amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended July 31, 2006, the Fund paid legal fees of $4,284 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended July 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2006 and 2005 was as follows:

                                                                 2006          2005
--------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $8,325,393    $7,704,368
______________________________________________________________________________________
======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of July 31, 2006, the components of net assets on a tax basis were as follows:

                                                                    2006
----------------------------------------------------------------------------
Undistributed ordinary income                                   $     78,665
----------------------------------------------------------------------------
Unrealized appreciation (depreciation) -- investments             (1,168,962)
----------------------------------------------------------------------------
Temporary book/tax differences                                       (88,191)
----------------------------------------------------------------------------
Capital loss carryforward                                         (5,448,716)
----------------------------------------------------------------------------
Post-October capital loss deferral                                (2,792,802)
----------------------------------------------------------------------------
Shares of beneficial interest                                    235,631,663
============================================================================
Total net assets                                                $226,211,657
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

AIM LIMITED MATURITY TREASURY FUND


    The Fund has a capital loss carryforward as of July 31, 2006 which expires as follows:

                                                                                                           CAPITAL LOSS
   EXPIRATION                                                                                              CARRYFORWARD*
   ---------------------------------------------------------------------------------------------------------------------
   July 31, 2013                                                                                            $  822,442
   ---------------------------------------------------------------------------------------------------------------------
   July 31, 2014                                                                                             4,626,274
   =====================================================================================================================
   Total capital loss carryforward                                                                          $5,448,716
   _____________________________________________________________________________________________________________________
   =====================================================================================================================

    * Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of U.S. government obligations purchased and sold by the Fund during the year ended July 31, 2006 was $261,423,555 and $324,581,322, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $    99,243
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (1,268,205)
===============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                      $(1,168,962)
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $226,842,150.

NOTE 8--SHARE INFORMATION

The Fund currently consists of three different classes of shares: Class A, Class A3 and Institutional Class. As of the close of business on October 30, 2002, Class A shares were closed to new investors. Class A shares are sold with a front-end sales charge. Class A3 shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are sold without a sales charge. In addition, under certain circumstances, Class A shares are subject to CDSC.

                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
                                                              ----------------------------------------------------------
                                                                       2006(a)                          2005
                                                              --------------------------    ----------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,361,479    $ 13,663,379      1,564,894    $  15,922,516
------------------------------------------------------------------------------------------------------------------------
  Class A3                                                     1,227,675      12,320,996      1,801,578       18,373,671
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            470,826       4,725,495     15,549,445      159,823,320
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        581,028       5,829,947        524,437        5,339,720
------------------------------------------------------------------------------------------------------------------------
  Class A3                                                       102,177       1,024,950         80,334          817,467
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             42,507         426,405         18,196          184,985
========================================================================================================================
Reacquired:
  Class A                                                     (8,032,962)    (80,687,472)   (13,923,302)    (141,961,699)
------------------------------------------------------------------------------------------------------------------------
  Class A3                                                    (1,996,247)    (20,030,745)    (3,572,388)     (36,446,917)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (204,963)     (2,054,631)   (14,890,688)    (152,899,950)
========================================================================================================================
                                                              (6,448,480)   $(64,781,676)   (12,847,494)   $(130,846,887)
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There are two entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 14% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
      In addition, 5% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

AIM LIMITED MATURITY TREASURY FUND

NOTE 9--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                              -----------------------------------------------------------------
                                                                                     YEAR ENDED JULY 31,
                                                              -----------------------------------------------------------------
                                                                2006             2005            2004        2003        2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.10         $  10.25        $  10.46    $  10.53    $  10.26
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.33             0.20(a)         0.12        0.19        0.33(b)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.10)           (0.13)          (0.04)       0.03        0.27
===============================================================================================================================
    Total from investment operations                              0.23             0.07            0.08        0.22        0.60
===============================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.33)           (0.20)          (0.12)      (0.19)      (0.33)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --            (0.02)          (0.17)      (0.10)         --
===============================================================================================================================
    Total distributions                                          (0.33)           (0.22)          (0.29)      (0.29)      (0.33)
===============================================================================================================================
Net asset value, end of period                                $  10.00         $  10.10        $  10.25    $  10.46    $  10.53
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                                   2.31%            0.68%           0.75%       2.18%       5.89%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $178,347         $241,553        $366,473    $577,993    $696,259
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.66%(d)         0.60%           0.59%       0.53%       0.48%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.66%(d)         0.61%           0.60%       0.53%       0.48%
===============================================================================================================================
Ratio of net investment income to average net assets              3.26%(d)         1.96%           1.13%       1.85%       3.12%(b)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                            103%             142%            100%        124%        149%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.34 and the ratio of net investment income to average net assets would have been 3.29%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $205,010,780.

AIM LIMITED MATURITY TREASURY FUND

                                                                                       CLASS A3
                                                              ----------------------------------------------------------
                                                                                                        OCTOBER 31, 2002
                                                                                                          (DATE SALES
                                                                       YEAR ENDED JULY 31,               COMMENCED) TO
                                                              --------------------------------------        JULY 31,
                                                               2006            2005           2004            2003
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.09         $ 10.25        $ 10.46        $ 10.59
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.32            0.18(a)        0.10           0.13
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.09)          (0.14)         (0.04)         (0.04)
========================================================================================================================
    Total from investment operations                             0.23            0.04           0.06           0.09
========================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.32)          (0.18)         (0.10)         (0.12)
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --           (0.02)         (0.17)         (0.10)
========================================================================================================================
    Total distributions                                         (0.32)          (0.20)         (0.27)         (0.22)
========================================================================================================================
Net asset value, end of period                                $ 10.00         $ 10.09        $ 10.25        $ 10.46
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                  2.31%           0.39%          0.56%          0.88%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $33,476         $40,524        $58,453        $94,409
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.76%(c)        0.79%          0.79%          0.73%(d)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.76%(c)        0.80%          0.80%          0.73%(d)
========================================================================================================================
Ratio of net investment income to average net assets             3.16%(c)        1.77%          0.93%          1.65%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(e)                                        103%            142%           100%           124%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $37,534,313.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM LIMITED MATURITY TREASURY FUND

                                                                                 INSTITUTIONAL CLASS
                                                              ----------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
                                                              ----------------------------------------------------------
                                                               2006            2005           2004      2003      2002
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.10         $ 10.25        $10.46    $10.53    $ 10.26
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.36            0.23(a)       0.14      0.22       0.34(b)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.10)          (0.13)        (0.04)     0.03       0.27
========================================================================================================================
    Total from investment operations                             0.26            0.10          0.10      0.25       0.61
========================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.36)          (0.23)        (0.14)    (0.22)     (0.34)
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --           (0.02)        (0.17)    (0.10)        --
========================================================================================================================
    Total distributions                                         (0.36)          (0.25)        (0.31)    (0.32)     (0.34)
========================================================================================================================
Net asset value, end of period                                $ 10.00         $ 10.10        $10.25    $10.46    $ 10.53
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(c)                                                  2.63%           0.93%         1.01%     2.42%      6.05%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $14,389         $11,412        $4,641    $3,913    $ 2,970
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.35%(d)        0.31%         0.34%     0.30%      0.34%
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.35%(d)        0.32%         0.35%     0.30%      0.34%
========================================================================================================================
Ratio of net investment income to average net assets             3.57%(d)        2.25%         1.38%     2.08%      3.26%(b)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate                                           103%            142%          100%      124%       149%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.35 and the ratio of net investment income to average net assets would have been 3.43%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)  Ratios are based on average daily net assets of $12,867,136.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

AIM LIMITED MATURITY TREASURY FUND

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM LIMITED MATURITY TREASURY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Investment Securities Funds and Shareholders of AIM Limited Maturity Treasury Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Limited Maturity Treasury Fund (one of the funds constituting AIM Investment Securities Funds; hereafter referred to as the "Fund") at July 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before July 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 17, 2004, expressed an unqualified opinion on those statements.

/s/ PRICEWATERHOUSECOOPERS LLP

September 19, 2006
Houston, Texas

AIM LIMITED MATURITY TREASURY FUND

TAX DISCLOSURES

REQUIRED FEDERAL INCOME TAX INFORMATION


Of ordinary dividends paid to shareholders during the Fund's tax year ended July 31, 2006, 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended July 31, 2006, the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION


Of the ordinary dividends paid, 100% was derived from U.S. Treasury Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS


The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended October 31, 2005, January 31, 2006, April 30, 2006 and July 31, 2006, are 99.96%, 99.92%, 99.97% and 99.90%, respectively.

  For its tax year ended July 31, 2006, the Fund designates 99.08%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

AIM LIMITED MATURITY TREASURY FUND

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1988           Director and Chairman, A I M Management    None
   Trustee and Vice Chair                         Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of the
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

   Philip A. Taylor(2) -- 1954     2006           Director, Chief Executive Officer and      None
   Trustee, President and                         President, A I M Management Group Inc.,
   Principal                                      AIM Mutual Fund Dealer Inc., AIM Funds
   Executive Officer                              Management Inc. and 1371 Preferred Inc.;
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc. and AIM
                                                  GP Canada Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc.; Director, President
                                                  and Chairman, AVZ Callco Inc.; AMVESCAP
                                                  Inc. and AIM Canada Holdings Inc.;
                                                  Director and Chief Executive Officer,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; Trustee,
                                                  President and Principal Executive
                                                  Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and Trustee
                                                  and Executive Vice President, The AIM
                                                  Family of Funds--Registered Trademark--
                                                  (AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust only)
                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1992           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Founder, Green, Manning & Bunch Ltd.,      None
   Trustee                                        (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1990           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1988           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    Director, Mainstay VP Series
   Trustee                                                                                   Funds, Inc. (21 portfolios)
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM LIMITED MATURITY TREASURY FUND



The address of each trustee and officer of AIM Tax-Exempt Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Senior Vice President and Senior Officer  N/A
   Senior Vice President and                      of The AIM Family of Funds--Registered
   Senior Officer                                 Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

   John M. Zerr -- 1962            2006           Director, Senior Vice President,          N/A
   Senior Vice President, Chief                   Secretary and General Counsel, A I M
   Legal Officer and Secretary                    Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Global Compliance Director, AMVESCAP      N/A
   Vice President                                 PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--
                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of the AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Senior Vice President and General
   Vice President                                 Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, General Counsel, and  N/A
                                                  Vice President Fund Management Company;
                                                  Director, Senior Vice President,
                                                  Secretary and General Counsel, A I M
                                                  Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc. and Liberty Funds Group,
                                                  LLC
------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M  N/A
   Vice President, Principal                      Advisors, Inc.; and Vice President,
   Financial Officer and                          Treasurer and Principal Officer of The
   Treasurer                                      AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief           N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1992           Director of Cash Management, Managing     N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark--
------------------------------------------------------------------------------------------------------------------------------

   Todd L. Spillane -- 1958        2006           Senior Vice President, A I M Management   N/A
   Chief Compliance Officer                       Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Floor                         1177 Avenue of the       Houston, TX 77210-4739
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714


   DOMESTIC EQUITY                              SECTOR EQUITY                               AIM ALLOCATION SOLUTIONS
AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund          AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                             AIM Growth Allocation Fund
AIM Capital Development Fund                 AIM Financial Services Fund                 AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund                 AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund                 AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund
AIM Dynamics Fund                            AIM Leisure Fund                                DIVERSIFIED PORTFOLIOS
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund                       AIM Income Allocation Fund
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)                     AIM International Allocation Fund
AIM Mid Cap Basic Value Fund                 AIM Technology Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund                          (1) This Fund has limited public sales
AIM Opportunities I Fund                                                                 of its shares to certain investors. For
AIM Opportunities II Fund                                                                more information on who may continue to
AIM Opportunities III Fund                      FIXED INCOME                             invest in the Fund, please see the
AIM S&P 500 Index Fund                                                                   appropriate prospectus.
AIM Select Equity Fund                       TAXABLE
AIM Small Cap Equity Fund                                                                    If used after October 20, 2006, this
AIM Small Cap Growth Fund                    AIM Enhanced Short Bond Fund                report must be accompanied by a Fund
AIM Structured Core Fund                     AIM Floating Rate Fund                      Performance & Commentary or by an AIM
AIM Structured Growth Fund                   AIM High Yield Fund                         Quarterly Performance Review for the
AIM Structured Value Fund                    AIM Income Fund                             most recent quarter-end. Mutual funds
AIM Summit Fund                              AIM Intermediate Government Fund            distributed by A I M Distributors, Inc.
AIM Trimark Endeavor Fund                    AIM International Bond Fund
AIM Trimark Small Companies Fund             AIM Limited Maturity Treasury Fund          A I M Management Group Inc. has provided
                                             AIM Money Market Fund                       leadership in the investment management
*Domestic equity and income fund             AIM Short Term Bond Fund                    industry since 1976. AIM is a subsidiary
                                             AIM Total Return Bond Fund                  of AMVESCAP PLC, one of the world's
                                             Premier Portfolio                           largest independent financial services
   INTERNATIONAL/GLOBAL EQUITY               Premier U.S. Government Money Portfolio     companies with $422 billion in assets
                                                                                         under management. Data as of July 31,
AIM Asia Pacific Growth Fund                 TAX-FREE                                    2006.
AIM China Fund
AIM Developing Markets Fund                  AIM High Income Municipal Fund(1)
AIM European Growth Fund                     AIM Municipal Bond Fund
AIM European Small Company Fund(1)           AIM Tax-Exempt Cash Fund
AIM Global Aggressive Growth Fund            AIM Tax-Free Intermediate Fund
AIM Global Equity Fund                       Premier Tax-Exempt Portfolio
AIM Global Growth Fund
AIM Global Value Fund                        =====================================================================================
AIM Japan Fund                               CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR
AIM International Core Equity Fund           THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
AIM International Growth Fund                FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
AIM International Small Company Fund(1)      =====================================================================================
AIM Trimark Fund

AIMinvestments.com              LTD-AR-1                A I M Distributors, Inc.

                           [YOUR GOALS. OUR SOLUTIONS.] --Registered Trademark--
--------------------------------------------------------------------------------
Mutual   Retirement   Annuities   College    Separately   Offshore    Cash                [AIM INVESTMENTS LOGO APPEARS HERE]
Funds    Products                 Savings    Managed      Products    Management                --Registered Trademark--
                                  Plans      Accounts
--------------------------------------------------------------------------------

                                                           AIM MONEY MARKET FUND
                                   Annual Report to Shareholders o July 31, 2006

FIXED INCOME

CASH EQUIVALENTS


Table of Contents

Supplemental Information             1
Facts about your Fund                2
Letters to Shareholders              3
Fund Expenses                        5
Approval of Advisory Agreement       6
Schedule of Investments            F-1
Financial Statements               F-5
Notes to Financial Statements      F-8
Financial Highlights              F-12
Auditor's Report                  F-16
Tax Disclosures                   F-17
Trustees and Officers             F-18



                              [COVER GLOBE IMAGE]


[AIM INVESTMENT SOLUTIONS]


[GRAPHIC]      [GRAPHIC]      [GRAPHIC]


[DOMESTIC     [INTERNATIONAL/   [SECTOR
 EQUITY]      GLOBAL EQUITY]     EQUITY]



[GRAPHIC]      [GRAPHIC]      [GRAPHIC]


[FIXED       [ALLOCATION     [DIVERSIFIED
INCOME]       SOLUTIONS]      PORTFOLIOS]



[AIM INVESTMENTS LOGO APPEARS HERE]
    --Registered Trademark--

AIM MONEY MARKET FUND SEEKS TO PROVIDE AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND LIQUIDITY.

o Unless otherwise stated, information presented in this report is as of July 31, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                          o The risks generally associated with        The Fund provides a complete list of its
                                             concentrating investments in the banking     holdings four times in each fiscal
o Class B shares are not available as an     industry, such as interest rate risk,        year, at the quarter-ends. For the second
investment for retirement plans              credit risk and regulatory developments      and fourth quarters, the lists appear in
maintained pursuant to Section 401 of        relating to the banking and financial        the Fund's semiannual and annual reports
the Internal Revenue Code, including         services industries; or the risks            to shareholders. For the first and third
401(k) plans, money purchase pension         generally associated with the U.S.           quarters, the Fund files the lists with
plans and profit sharing plans. Plans        dollar-denominated foreign investments,      the Securities and Exchange Commission
that had existing accounts invested in       including political and economic             (SEC) on Form N-Q. The most recent list
Class B shares prior to September 30,        upheaval, seizure or nationalization of      of portfolio holdings is available at
2003, will continue to be allowed to         deposits, imposition of taxes or other       AIMinvestments.com. From our home
make additional purchases.                   restrictions on the payment of principal     page, click on Products &
                                             and interest could reduce the fund's         Performance, then Mutual Funds, then Fund
o Class R shares are available only to       income and/or share price.                   Overview. Select your Fund from the
certain retirement plans. Please see the                                                  drop-down menu and click on Complete
prospectus for more information.             ABOUT INDEXES USED IN THIS REPORT            Quarterly Holdings. Shareholders can
                                                                                          also look up the Fund's Forms N-Q on the
o Investor Class shares are closed to        o The unmanaged LEHMAN BROTHERS U.S.         SEC Web site at sec.gov. Copies of the
most investors. For more information on      AGGREGATE BOND INDEX (the Lehman             Fund's Forms N-Q may be reviewed and
who may continue to invest in the            Aggregate), which represents the U.S.        copied at the SEC Public Reference Room
Investor Class shares, please see the        investment-grade fixed-rate bond market      in Washington, D.C. You can obtain
prospectus.                                  (including government and corporate          information on the operation of the
                                             securities, mortgage pass-through            Public Reference Room, including
PRINCIPAL RISKS OF INVESTING IN THE FUND     securities and asset-backed securities),     information about duplicating fee
                                             is compiled by Lehman Brothers, a global     charges, by calling 202-942-8090 or
o The Fund may invest in obligations         investment bank.                             800-732-0330, or by electronic request at
issued by agencies and instrumentalities                                                  the following e-mail address:
of the U.S. government that may vary in      o The unmanaged STANDARD & POOR'S            publicinfo@sec.gov. The SEC file numbers
the level of support they receive from       COMPOSITE INDEX OF 500 STOCKS (the S&P       for the Fund are 811-05686 and
the U.S government. The U.S. government      500--Registered Trademark-- Index) is        033-39519.
may choose not to provide financial          an index of common stocks frequently
support to U.S. government sponsored         used as a general measure of U.S. stock      A description of the policies and
agencies or instrumentalities if it is       market performance.                          procedures that the Fund uses to
not legally obligated to do so, in which                                                  determine how to vote proxies relating
case, if the issuer defaulted, the           o The Fund is not managed to track the       to portfolio securities is available
underlying fund holding securities of        performance of any particular index,         without charge, upon request, from our
such issuer might not be able to recover     including the indexes defined here, and      Client Services department at
its investment from the U.S government.      consequently, the performance of the         800-959-4246 or on the AIM Web
                                             Fund may deviate significantly from the      site, AIMinvestments.com. On the home
o If the seller of a repurchase              performance of the indexes.                  page, scroll down and click on AIM Funds
agreement in which the Fund invests                                                       Proxy Policy. The information is also
defaults on its obligation or declares       o A direct investment cannot be made in      available on the SEC Web site, sec.gov.
bankruptcy, the Fund may experience          an index. Unless otherwise indicated,
delays in selling the securities             index results include reinvested             Information regarding how the Fund voted
underlying the repurchase agreement.         dividends, and they do not reflect sales     proxies related to its portfolio
                                             charges or fund expenses.                    securities during the 12 months ended
o The Fund's yield will vary as                                                           June 30, 2006, is available at our Web
short-term securities in its portfolio                                                    site. Go to AIMinvestments.com, access
mature and the proceeds are reinvested                                                    the About Us tab, click on Required
in securities with different interest                                                     Notices and then click on Proxy Voting
rates.                                                                                    Activity. Next, select the Fund from the
                                                                                          drop-down menu. The information is also
                                                                                          available on the SEC Web site, sec.gov.




================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================

NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE

AIMinvestments.com

AIM Money Market Fund


FACTS ABOUT YOUR FUND

=========================================    ====================================================================================
   PORTFOLIO COMPOSITION BY MATURITY                       AIM MONEY MARKET FUND SEVEN-DAY YIELD BY SHARE CLASS

Maturity distribution of Fund's holdings
in days, as of 7/31/06                                                       As of 7/31/06         As of 7/31/05

1-7                           53.8%          AIM Cash Reserve Shares             4.38%                 2.36%

8-30                          18.4           Class B Shares                      3.63                  1.61

31-90                         10.6           Class C Shares                      3.63                  1.69

91-180                        14.8           Class R Shares                      4.13                  2.11

181+                           2.4           Investor Class Shares               4.63                  2.61

The number of days to maturity of each       Had the advisor not waived fees or reimbursed expenses in the past, yields as of
holding is determined in accordance with     July 31, 2005, would have been 2.35%, 1.60%, 1.57%, 2.10% and 2.60% for Cash Reserve
the provisions of Rule 2a-7 under the        Shares, Class B Shares, Class C Shares, Class R Shares and Investor Class
Investment Company Act of 1940.              Shares, respectively.
=========================================    ====================================================================================

=========================================    ====================================================================================
PERFORMANCE QUOTED IS PAST PERFORMANCE       AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT
AND CANNOT GUARANTEE COMPARABLE FUTURE       INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO
RESULTS; CURRENT PERFORMANCE MAY BE          PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE
LOWER OR HIGHER. VISIT                       MONEY BY INVESTING IN THE FUND.
AIMINVESTMENTS.COM FOR THE MOST RECENT       ====================================================================================
MONTH-END PERFORMANCE.
=========================================


=========================================
TEAM MANAGED BY A I M ADVISORS, INC.
=========================================


=========================================
FUND NASDAQ SYMBOLS

AIM Cash Reserve Shares           AIMXX
Investor Class Shares             INAXX
=========================================

AIM Money Market Fund


                   Dear Shareholders of The AIM Family of
                   Funds--Registered Trademark--:

                   Repeated increases in the federal funds target rate by the U.S. Federal Reserve Board (the Fed) benefited shareholders of AIM Money Market Fund during the fiscal year ended July 31, 2006.

                            In eight separate, 25 basis point (0.25%) moves,
     [TAYLOR       the Fed increased the federal funds target rate from 3.25%
      PHOTO]       at the beginning of the fiscal year to 5.25% at its close.
                   Increases in this influential interest rate are reflected
                   fairly rapidly in the yields of short-term securities such as money market funds. The Fed's actions were in response to signs of robust economic expansion and increasing inflation
  Philip Taylor    pressures.

                            In response to the Fed's actions, yields on shares
                   of AIM Money Market Fund rose during the fiscal year; the seven-day SEC yield on the Fund's AIM Cash Reserve Shares rose from 2.36% to 4.38%. Yields for the Fund's other share classes are shown on page 2 of this report. As of July 31, 2006, the Fund's total net assets stood at $1.25 billion and the Fund's weighted average maturity was 31 days.

                   MARKET CONDITIONS

                   The economy's growth was somewhat uneven during the fiscal year. U.S. gross domestic product (GDP), the broadest measure of U.S. economic activity, rose at an annualized rate of 4.2% in the third quarter of 2005, slowing to 1.8% in the fourth quarter--reflecting the effects of widespread hurricane damage along the U.S. Gulf Coast. GDP snapped back in the first quarter of 2006, rising at an exceptionally strong annualized rate of 5.6% before slowing to 2.9% in the second quarter.

                            Robust consumer spending fueled economic growth for
                   much of the fiscal year, but began to show signs of weakness in the summer of 2006--a delayed response to historically high energy prices, rising interest rates and a cooling of the previously red-hot housing market, which had prompted homeowners to spend. Because labor costs remained constrained and productivity continued to grow, corporations generally enjoyed higher-than-expected profits and profit margins.

                            In response to these trends, and as measured by
                   major market indexes, both the stock and bond markets rose during the fiscal year: The Standard & Poor's Composite Index of 500 Stocks returned 5.38% and the investment-grade Lehman Brothers U.S. Aggregate Bond Index returned 1.46%.

                   YOUR FUND

                   At a recent meeting of the AIM Funds board, Robert H. Graham relinquished his position as president of AIM Funds, a post customarily held by the chief executive officer of AIM Investments. Bob--one of three founders of AIM Investments in 1976--has a well-earned reputation for being one of the most knowledgeable leaders in the mutual fund industry. As I assume Bob's previous responsibilities, I'm pleased that he'll remain actively involved as the vice chair of AIM Funds.

                            Regardless of economic conditions or Fed policy,
                   your Fund continues to focus on three objectives:

                   o     Safety of principal
                   o     Liquidity
                   o The highest possible yield consistent with safety of principal

                             Your Fund invests only in high quality U.S. dollar
                    denominated short-term fixed-income obligations. Although a money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                             Thank you for your continued investment in AIM
                    Money Market Fund.

                    Sincerely,

                    /s/ PHILIP TAYLOR


                    Philip Taylor
                    President -- AIM Funds
                    CEO, AIM Investments

                    September 15, 2006


                    THE VIEWS AND OPINIONS EXPRESSED IN THIS LETTER ARE THOSE OF A I M ADVISORS, INC. THESE VIEWS AND OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE VIEWS AND OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR RECOMMENDATIONS, OR AS AN OFFER FOR A PARTICULAR SECURITY. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT A I M ADVISORS, INC. MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

                    AIM INVESTMENTS IS A REGISTERED SERVICE MARK OF A I M MANAGEMENT GROUP, INC. A I M ADVISORS, INC. AND A I M CAPITAL MANAGEMENT, INC. ARE THE INVESTMENT ADVISORS, AND A I M DISTRIBUTORS, INC. IS THE DISTRIBUTOR FOR THE RETAIL FUNDS REPRESENTED BY AIM INVESTMENTS.

AIM Money Market Fund


                    Dear Fellow AIM Fund Shareholders:


                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

    [CROCKETT                Looking ahead, your Board finds many reasons to be
      PHOTO]        positive about AIM's management and strategic direction.
                    Most importantly, AIM management's investment management
                    discipline is paying off in terms of improved overall
                    performance. While work remains to be done, AIM's
                    complex-wide, asset-weighted mutual fund performance for the
Bruce L. Crockett   trailing one-, three- and five-year periods is at its
                    highest since 2000 for the period ended August 31, 2006. We are also pleased with AIM management's efforts to seek more cost-effective ways of delivering superior service.

                             In addition, AIM is realizing the benefits of
                    belonging to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP manages more than $414 billion globally, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                             The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                             Your Board is very pleased with the overall
                    direction and progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,

                    /s/ BRUCE L. CROCKETT


                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    September 15, 2006


                    *To learn more about all the factors we considered before
                     approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 6-7.

AIM Money Market Fund


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over              THE HYPOTHETICAL ACCOUNT VALUES
                                             the period. Simply divide your account       AND EXPENSES MAY NOT BE USED TO ESTIMATE
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600      THE ACTUAL ENDING ACCOUNT BALANCE OR
two types of costs: (1) transaction          account value divided by $1,000 = 8.6),      EXPENSES YOU PAID FOR THE PERIOD. YOU
costs, which may include sales charges       then multiply the result by the number       MAY USE THIS INFORMATION TO COMPARE THE
(loads) on purchase payments; contingent     in the table under the heading entitled      ONGOING COSTS OF INVESTING IN THE FUND
deferred sales charges on redemptions;       "Actual Expenses Paid During Period" to      AND OTHER FUNDS. TO DO SO, COMPARE THIS
and redemption fees, if any; and (2)         estimate the expenses you paid on your       5% HYPOTHETICAL EXAMPLE WITH THE 5%
ongoing costs, including management          account during this period.                  HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
fees; distribution and/or service fees                                                    SHAREHOLDER REPORTS OF THE OTHER FUNDS.
(12b-1); and other Fund expenses. This       HYPOTHETICAL EXAMPLE FOR COMPARISON
example is intended to help you              PURPOSES                                              Please note that the expenses
understand your ongoing costs (in                                                         shown in the table are meant to
dollars) of investing in the Fund and to     The table below also provides                highlight your ongoing costs only and do
compare these costs with ongoing costs       information about hypothetical account       not reflect any transactional costs,
of investing in other mutual funds. The      values and hypothetical expenses based       such as sales charges (loads) on
example is based on an investment of         on the Fund's actual expense ratio and       purchase payments, contingent deferred
$1,000 invested at the beginning of the      an assumed rate of return of 5% per year     sales charges on redemptions, and
period and held for the entire period        before expenses, which is not the Fund's     redemption fees, if any. Therefore, the
February 1, 2006, through July 31, 2006.     actual return.                               hypothetical information is useful in
                                                                                          comparing ongoing costs only, and will
ACTUAL EXPENSES                                                                           not help you determine the relative
                                                                                          total costs of owning different funds.
The table below provides information                                                      In addition, if these transactional
about actual account values and actual                                                    costs were included, your costs would
expenses. You may use the information in                                                  have been higher.
this table, together with the amount you
invested, to

====================================================================================================================================
                                                           ACTUAL                           HYPOTHETICAL
                                                                                (5% ANNUAL RETURN BEFORE EXPENSES)

                           BEGINNING            ENDING             EXPENSES          ENDING             EXPENSES         ANNUALIZED
     SHARE               ACCOUNT VALUE       ACCOUNT VALUE        PAID DURING     ACCOUNT VALUE       PAID DURING         EXPENSE
     CLASS                 (2/1/06)          (7/31/06)(1)          PERIOD(2)        (7/31/06)           PERIOD(2)          RATIO
AIM Cash Reserve          $1,000.00           $1,019.60             $5.16          $1,019.69             $5.16             1.03%
       B                   1,000.00            1,015.90              8.90           1,015.97              8.90             1.78
       C                   1,000.00            1,015.90              8.90           1,015.97              8.90             1.78
       R                   1,000.00            1,018.40              6.41           1,018.45              6.41             1.28
   Investor                1,000.00            1,020.90              3.91           1,020.93              3.91             0.78


(1)   The actual ending account value is based on the actual total return of the Fund for the period February 1, 2006, through
      July 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the
      Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)   Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
====================================================================================================================================

AIM Money Market Fund


APPROVAL OF INVESTMENT ADVISORY AGREEMENT


The Board of Trustees of AIM Investment      o The nature and extent of the advisory      cussed below) only considered Fund
Securities Funds (the "Board") oversees      services to be provided by AIM. The          performance through the most recent
the management of AIM Money Market Fund      Board reviewed the services to be            calendar year, the Board also reviewed
(the "Fund") and, as required by law,        provided by AIM under the Advisory           more recent Fund performance, which did
determines annually whether to approve       Agreement. Based on such review, the         not change their conclusions.
the continuance of the Fund's advisory       Board concluded that the range of
agreement with A I M Advisors, Inc.          services to be provided by AIM under the     o Meetings with the Fund's portfolio
("AIM"). Based upon the recommendation       Advisory Agreement was appropriate and       managers and investment personnel. With
of the Investments Committee of the          that AIM currently is providing services     respect to the Fund, the Board is
Board, at a meeting held on June 27,         in accordance with the terms of the          meeting periodically with such Fund's
2006, the Board, including all of the        Advisory Agreement.                          portfolio managers and/or other
independent trustees, approved the                                                        investment personnel and believes that
continuance of the advisory agreement        o The quality of services to be provided     such individuals are competent and able
(the "Advisory Agreement") between the       by AIM. The Board reviewed the               to continue to carry out their
Fund and AIM for another year, effective     credentials and experience of the            responsibilities under the Advisory
July 1, 2006.                                officers and employees of AIM who will       Agreement.
                                             provide investment advisory services to
         The Board considered the            the Fund. In reviewing the                   o Overall performance of AIM. The Board
factors discussed below in evaluating        qualifications of AIM to provide             considered the overall performance of
the fairness and reasonableness of the       investment advisory services, the Board      AIM in providing investment advisory and
Advisory Agreement at the meeting on         considered such issues as AIM's              portfolio administrative services to the
June 27, 2006 and as part of the Board's     portfolio and product review process,        Fund and concluded that such performance
ongoing oversight of the Fund. In their      AIM's legal and compliance function,         was satisfactory.
deliberations, the Board and the             AIM's use of technology, AIM's portfolio
independent trustees did not identify        administration function and the quality      o Fees relative to those of clients of
any particular factor that was               of AIM's investment research. Based on       AIM with comparable investment
controlling, and each trustee attributed     the review of these and other factors,       strategies. The Board reviewed the
different weights to the various             the Board concluded that the quality of      effective advisory fee rate (before
factors.                                     services to be provided by AIM was           waivers) for the Fund under the Advisory
                                             appropriate and that AIM currently is        Agreement. The Board noted that this
         One responsibility of the           providing satisfactory services in           rate was (i) above the effective
independent Senior Officer of the Fund       accordance with the terms of the             advisory fee rate (before waivers) for a
is to manage the process by which the        Advisory Agreement.                          mutual fund advised by AIM with
Fund's proposed management fees are                                                       investment strategies comparable to
negotiated to ensure that they are           o The performance of the Fund relative       those of the Fund (which mutual fund has
negotiated in a manner which is at arms'     to comparable funds. The Board reviewed      an "all-in" fee structure whereby AIM
length and reasonable. To that end, the      the performance of the Fund during the       pays all of the fund's ordinary
Senior Officer must either supervise a       past one, three and five calendar years      operating expenses); (ii) the same as
competitive bidding process or prepare       against the performance of funds advised     the effective advisory fee rate (before
an independent written evaluation. The       by other advisors with investment            waivers) for a variable insurance fund
Senior Officer has recommended an            strategies comparable to those of the        advised by AIM and offered to insurance
independent written evaluation in lieu       Fund. The Board noted that the Fund's        company separate accounts with
of a competitive bidding process and,        performance in such periods was below        investment strategies comparable to
upon the direction of the Board, has         the median performance of such               those of the Fund; and (iii) above the
prepared such an independent written         comparable funds. Based on this review       effective advisory and sub-advisory fee
evaluation. Such written evaluation also     and after taking account of all of the       rates for a Canadian mutual fund advised
considered certain of the factors            other factors that the Board considered      by an AIM affiliate and sub-advised by
discussed below. In addition, as             in determining whether to continue the       AIM with investment strategies
discussed below, the Senior Officer made     Advisory Agreement for the Fund, the         comparable to those of the Fund. Based
a recommendation to the Board in             Board concluded that no changes should       on this review, the Board concluded that
connection with such written evaluation.     be made to the Fund and that it was not      the advisory fee rate for the Fund under
                                             necessary to change the Fund's portfolio     the Advisory Agreement was fair and
         The discussion below serves as      management team at this time. Although       reasonable.
a summary of the Senior Officer's            the independent written evaluation of
independent written evaluation and           the Fund's Senior Officer (discussed         o Fees relative to those of comparable
recommendation to the Board in               below) only considered Fund performance      funds with other advisors. The Board
connection therewith, as well as a           through the most recent calendar year,       reviewed the advisory fee rate for the
discussion of the material factors and       the Board also reviewed more recent Fund     Fund under the Advisory Agreement. The
the conclusions with respect thereto         performance, which did not change their      Board compared effective contractual
that formed the basis for the Board's        conclusions.                                 advisory fee rates at a common asset
approval of the Advisory Agreement.                                                       level at the end of the past calendar
After consideration of all of the            o The performance of the Fund relative       year and noted that the Fund's rate was
factors below and based on its informed      to indices. The Board reviewed the           comparable to the median rate of the
business judgment, the Board determined      performance of the Fund during the past      funds advised by other advisors with
that the Advisory Agreement is in the        one, three and five calendar years           investment strategies comparable to
best interests of the Fund and its           against the performance of the Lipper        those of the Fund that the Board
shareholders and that the compensation       Money Market Fund Index. The Board noted     reviewed. Based on this review, the
to AIM under the Advisory Agreement is       that the Fund's performance in such          Board concluded that the advisory fee
fair and reasonable and would have been      periods was below the performance of         rate for the Fund under the Advisory
obtained through arm's length                such Index. Based on this review and         Agreement was fair and reasonable.
negotiations.                                after taking account of all of the other
                                             factors that the Board considered in         o Expense limitations and fee waivers.
         Unless otherwise stated,            determining whether to continue the          The Board noted that there were no fee
information presented below is as of         Advisory Agreement for the Fund, the         waivers or expense limitations currently
June 27, 2006 and does not reflect any       Board concluded that no changes should       in effect for the Fund. The Board
changes that may have occurred since         be made to the Fund and that it was not      concluded that no such waivers or
June 27, 2006, including but not limited     necessary to change the Fund's portfolio     limitations were necessary at this time.
to changes to the Fund's performance,        management team at this time. Although
advisory fees, expense limitations           the independent written evaluation of
and/or fee waivers.                          the Fund's Senior Officer (dis-




                                                                                                                      (continued)

AIM Money Market Fund


o Breakpoints and economies of scale.        remain profitable, although increased
The Board reviewed the structure of the      expenses in recent years have reduced
Fund's advisory fee under the Advisory       AIM's profitability. Based on the review
Agreement, noting that it includes one       of the profitability of AIM's and its
breakpoint. The Board reviewed the level     affiliates' investment advisory and
of the Fund's advisory fees, and noted       other activities and its financial
that such fees, as a percentage of the       condition, the Board concluded that the
Fund's net assets, have decreased as net     compensation to be paid by the Fund to
assets increased because the Advisory        AIM under its Advisory Agreement was not
Agreement includes a breakpoint. The         excessive.
Board concluded that the Fund's fee
levels under the Advisory Agreement          o Benefits of soft dollars to AIM. The
therefore reflect economies of scale and     Board considered the benefits realized
that it was not necessary to change the      by AIM as a result of brokerage
advisory fee breakpoints in the Fund's       transactions executed through "soft
advisory fee schedule.                       dollar" arrangements. Under these
                                             arrangements, brokerage commissions paid
o Investments in affiliated money market     by other funds advised by AIM are used
funds. The Board also took into account      to pay for research and execution
the fact that uninvested cash and cash       services. This research may be used by
collateral from securities lending           AIM in making investment decisions for
arrangements, if any (collectively,          the Fund. The Board concluded that such
"cash balances") of the Fund may be          arrangements were appropriate.
invested in money market funds advised
by AIM pursuant to the terms of an SEC       o AIM's financial soundness in light of
exemptive order. The Board found that        the Fund's needs. The Board considered
the Fund may realize certain benefits        whether AIM is financially sound and has
upon investing cash balances in AIM          the resources necessary to perform its
advised money market funds, including a      obligations under the Advisory
higher net return, increased liquidity,      Agreement, and concluded that AIM has
increased diversification or decreased       the financial resources necessary to
transaction costs. The Board also found      fulfill its obligations under the
that the Fund will not receive reduced       Advisory Agreement.
services if it invests its cash balances
in such money market funds. The Board        o Historical relationship between the
noted that, to the extent the Fund           Fund and AIM. In determining whether to
invests uninvested cash in affiliated        continue the Advisory Agreement for the
money market funds, AIM has voluntarily      Fund, the Board also considered the
agreed to waive a portion of the             prior relationship between AIM and the
advisory fees it receives from the Fund      Fund, as well as the Board's knowledge
attributable to such investment. The         of AIM's operations, and concluded that
Board further determined that the            it was beneficial to maintain the
proposed securities lending program and      current relationship, in part, because
related procedures with respect to the       of such knowledge. The Board also
lending Fund is in the best interests of     reviewed the general nature of the
the lending Fund and its respective          non-investment advisory services
shareholders. The Board therefore            currently performed by AIM and its
concluded that the investment of cash        affiliates, such as administrative,
collateral received in connection with       transfer agency and distribution
the securities lending program in the        services, and the fees received by AIM
money market funds according to the          and its affiliates for performing such
procedures is in the best interests of       services. In addition to reviewing such
the lending Fund and its respective          services, the trustees also considered
shareholders.                                the organizational structure employed by
                                             AIM and its affiliates to provide those
o Independent written evaluation and         services. Based on the review of these
recommendations of the Fund's Senior         and other factors, the Board concluded
Officer. The Board noted that, upon          that AIM and its affiliates were
their direction, the Senior Officer of       qualified to continue to provide
the Fund, who is independent of AIM and      non-investment advisory services to the
AIM's affiliates, had prepared an            Fund, including administrative, transfer
independent written evaluation in order      agency and distribution services, and
to assist the Board in determining the       that AIM and its affiliates currently
reasonableness of the proposed               are providing satisfactory
management fees of the AIM Funds,            non-investment advisory services.
including the Fund. The Board noted that
the Senior Officer's written evaluation      o Other factors and current trends. The
had been relied upon by the Board in         Board considered the steps that AIM and
this regard in lieu of a competitive         its affiliates have taken over the last
bidding process. In determining whether      several years, and continue to take, in
to continue the Advisory Agreement for       order to improve the quality and
the Fund, the Board considered the           efficiency of the services they provide
Senior Officer's written evaluation.         to the Funds in the areas of investment
                                             performance, product line
o Profitability of AIM and its               diversification, distribution, fund
affiliates. The Board reviewed               operations, shareholder services and
information concerning the profitability     compliance. The Board concluded that
of AIM's (and its affiliates')               these steps taken by AIM have improved,
investment advisory and other activities     and are likely to continue to improve,
and its financial condition. The Board       the quality and efficiency of the
considered the overall profitability of      services AIM and its affiliates provide
AIM, as well as the profitability of AIM     to the Fund in each of these areas, and
in connection with managing the Fund.        support the Board's approval of the
The Board noted that AIM's operations        continuance of the Advisory Agreement
                                             for the Fund.

AIM MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2006

                                                           PRINCIPAL
                                                            AMOUNT
                                               MATURITY      (000)          VALUE
--------------------------------------------------------------------------------------
COMMERCIAL PAPER-39.63%(a)

ASSET-BACKED SECURITIES-
  COMMERCIAL LOANS/ LEASES-7.21%


Amstel Funding Corp. (Acquired 07/31/06; Cost
  $38,470,608)
  5.37%(b)(c)                                  10/30/06   $   39,000    $   38,476,425
--------------------------------------------------------------------------------------
Atlantis One Funding Corp., (Acquired
  05/16/06; Cost $16,863,550)
  5.09%(b)(c)                                  11/13/06       17,306        17,051,775
--------------------------------------------------------------------------------------
  (Acquired 07/10/06; Cost $34,840,565)
  5.29%(b)(c)                                  08/10/06       35,000        34,953,712
======================================================================================
                                                                            90,481,912
======================================================================================



ASSET-BACKED SECURITIES-
  CONSUMER RECEIVABLES-4.23%


Old Line Funding, LLC, (Acquired 07/21/06;
  Cost $13,699,574)
  5.35%(c)                                     09/07/06       13,798        13,722,130
--------------------------------------------------------------------------------------
  (Acquired 07/20/06; Cost $39,240,469)
  5.36%(c)                                     09/05/06       39,517        39,311,073
======================================================================================
                                                                            53,033,203
======================================================================================



ASSET-BACKED SECURITIES-
  FULLY BACKED-6.70%


Aspen Funding Corp. (CEP-MBIA Insurance
  Corp.) (Acquired 07/28/06; Cost
  $24,648,479)
  5.39%(c)                                     10/30/06       25,000        24,663,437
--------------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC,
  Series A (Multi CEP's-Liberty Hampshire
  Co., LLC; agent) (Acquired 03/08/06; Cost
  $24,373,698)
  4.88%(c)                                     09/11/06       25,000        24,861,198
--------------------------------------------------------------------------------------
Newport Funding Corp. (CEP-MBIA Insurance
  Corp.) (Acquired 07/21/06; Cost
  $34,507,414)
  5.39%(c)                                     10/23/06       35,000        34,565,057
======================================================================================
                                                                            84,089,692
======================================================================================
ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-3.98%


Falcon Asset Securitization Corp.
  (Acquired 07/10/06; Cost $49,787,333)
  5.28%(c)                                     08/08/06       50,000        49,948,667
======================================================================================

                                                           PRINCIPAL
                                                            AMOUNT
                                               MATURITY      (000)          VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-14.45%


Cancara Asset Securitization Ltd./ LLC
  (Acquired 07/07/06; Cost $24,886,441)
  5.28%(b)(c)                                  08/07/06       25,000        24,978,021
--------------------------------------------------------------------------------------
Grampian Funding Ltd./LLC, (Acquired
  05/11/06; Cost $29,235,000)
  5.10%(b)(c)                                  11/07/06   $   30,000    $   29,583,500
--------------------------------------------------------------------------------------
  (Acquired 05/25/06; Cost $24,436,576)
  5.14%(b)(c)                                  10/30/06       25,000        24,679,063
--------------------------------------------------------------------------------------
Grenadier Funding, Ltd./Corp. (Acquired
  07/06/06; Cost $29,383,180)
  5.28%(c)                                     08/02/06       29,500        29,495,673
--------------------------------------------------------------------------------------
Liberty Harbour CDO Ltd./Inc. (Acquired
  07/05/06; Cost $32,487,456)
  5.33%(c)                                     08/16/06       32,681        32,608,421
--------------------------------------------------------------------------------------
Sigma Finance Inc. (Acquired 04/03/06; Cost
  $19,647,400)
  4.92%(b)(c)                                  08/10/06       20,000        19,975,400
--------------------------------------------------------------------------------------
Tierra Alta Funding, Ltd./Corp. (Acquired
  06/27/06; Cost $19,896,556)
  5.32%(c)                                     08/01/06       20,000        20,000,000
======================================================================================
                                                                           181,320,078
======================================================================================


LETTER OF CREDIT ENHANCED-0.86%


Alabama (State of)
  Industrial Development
  Authority (Commscope Project); Taxable,
  Series 1995 Notes (LOC-Wachovia Bank, N.A.)
  5.40%(d)                                     08/23/06       10,800        10,800,000
======================================================================================


REGIONAL BANKS-2.20%


Bank of Ireland (Acquired 06/06/06; Cost
  $27,320,432)
  5.17%(b)(c)                                  11/22/06       28,000        27,545,614
======================================================================================
    Total Commercial Paper
    (Cost $497,219,166)                                                    497,219,166
======================================================================================


TIME DEPOSITS-8.37%


Lloyds TSB Bank PLC
  (United Kingdom)
  5.30%(e)                                     08/01/06       30,000        30,000,000
--------------------------------------------------------------------------------------
Rabobank Nederland
  (United Kingdom)
  5.30%(e)                                     08/01/06       50,000        50,000,000
--------------------------------------------------------------------------------------

AIM MONEY MARKET FUND

                                                           PRINCIPAL
                                                            AMOUNT
                                               MATURITY      (000)          VALUE
--------------------------------------------------------------------------------------
TIME DEPOSITS-(CONTINUED)

Societe Generale S.A.
  (Cayman Islands)
  5.30%(e)                                     08/01/06   $   25,000    $   25,000,000
======================================================================================
    Total Time Deposits
    (Cost $105,000,000)                                                    105,000,000
======================================================================================


VARIABLE RATE DEMAND NOTES-6.26%(f)

INSURED-2.81%(g)


Aerospace Corp.; Series 2006, Bond
  (INS-Financial Guaranty Insurance Co.)
  (Acquired 05/16/06; Cost $25,000,000)
  5.39%(c)(e)(h)                               06/01/36       25,000        25,000,000
--------------------------------------------------------------------------------------
Baltimore (City of), Maryland (Consolidated
  Public Improvement Project); Series 2003 C,
  Refunding Taxable GO (INS-Financial
  Security Assurance Inc.)
  5.31%(e)(h)                                  10/15/20        2,150         2,150,000
--------------------------------------------------------------------------------------
Baltimore (City of), Maryland (Parking System
  Facilities Project); Series 2002, Taxable
  RB
  (INS-Financial Guaranty Insurance Co.)
  5.31%(e)(h)                                  07/01/32        1,675         1,675,000
--------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority; Series 2000 C, Taxable RB
  (INS-MBIA Insurance Corp.)
  5.38%(e)(h)                                  12/01/20        6,405         6,405,000
======================================================================================
                                                                            35,230,000
======================================================================================



LETTER OF CREDIT ENHANCED-3.45%(d)


ABAG Finance Authority for Nonprofit
  Corporations (YMCA of San Francisco);
  Series 2004 A, Refunding Taxable RB
  (LOC-Wells Fargo Bank, N.A.)
  5.37%(e)(h)                                  10/01/29        9,205         9,205,000
--------------------------------------------------------------------------------------
Chula Vista (City of), California (Teresina
  Apartments); Series 2006 A, Refunding
  Multi-Family Housing Taxable RB
  (LOC-Federal National Mortgage Association)
  5.34%(e)(h)                                  05/15/36        5,000         5,000,000
--------------------------------------------------------------------------------------
FE, LLC, Series A, Loan Program Notes
  (LOC-Fifth Third Bank)
  5.35%(h)                                     04/01/28        6,760         6,760,000
--------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                            AMOUNT
                                               MATURITY      (000)          VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Los Lunas (City of), New Mexico (Fresenius
  Medical Care Project); Series 2005,
  Refunding Taxable IDR (LOC-Wells Fargo
  Bank, N.A.)
  5.39%(e)(h)                                  02/01/25   $    1,200    $    1,200,000
--------------------------------------------------------------------------------------
Miami-Dade (County of), Florida Industrial
  Development Authority (Dolphins Stadium);
  Series 2000, Taxable IDR (LOC-Societe
  Generale S.A.)
  5.30%(b)(h)                                  07/01/22          100           100,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Viking Range Corp. Project); Series 2000,
  Taxable IDR (LOC-Bank of America, N.A.)
  5.47%(h)                                     06/01/15        1,690         1,690,000
--------------------------------------------------------------------------------------
Parma (City of), Ohio Economic Development
  (PRL Corp.); RB (LOC-JPMorgan Chase Bank)
  5.35%(e)(h)                                  11/01/30        9,140         9,140,000
--------------------------------------------------------------------------------------
Seattle Art Museum; Series 2005, Taxable RB
  (LOC-Allied Irish Banks PLC)
  5.31%(b)(e)(h)                               07/01/33          900           900,000
--------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
  Development Authority (American Fresh Foods
  L.P.); Series 2005 B, Taxable RB
  (LOC-Wachovia Bank, N.A.)
  5.40%(e)(h)                                  09/01/17        2,500         2,500,000
--------------------------------------------------------------------------------------
Ward (County of), North Dakota Health Care
  Facility (Trinity Obligation Group); Series
  2002 B, Taxable RB (LOC-U.S. Bank, N.A.)
  5.36%(e)(i)                                  07/01/31        6,800         6,800,000
======================================================================================
                                                                            43,295,000
======================================================================================
    Total Variable Rate Demand Notes (Cost
      $78,525,000)                                                          78,525,000
======================================================================================

ASSET-BACKED SECURITIES-5.36%

FULLY BACKED-4.56%


RACERS Trust, Series 2004-6-MM, Floating Rate
  Notes (CEP-Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04; Cost $30,000,000)
  5.42%(c)(j)                                  12/22/06       30,000        30,000,000
--------------------------------------------------------------------------------------

AIM MONEY MARKET FUND

                                                           PRINCIPAL
                                                            AMOUNT
                                               MATURITY      (000)          VALUE
--------------------------------------------------------------------------------------
FULLY BACKED-(CONTINUED)

Wachovia Asset Securitization Issuance, LLC,
  Series 2004-HEMM2A, Class AMM, Putable
  Floating Rate Bonds (CEP-Ambac Assurance
  Corp.) (Acquired 09/07/05; Cost
  $27,247,791)
  5.38%(c)(j)(k)                               12/25/34   $   27,248    $   27,247,791
======================================================================================
                                                                            57,247,791
======================================================================================

STRUCTURED-0.80%

Permanent Financing PLC, Series 9A, Class 1A,
  Floating Rate Bonds
  (Acquired 03/15/06;
  Cost $10,000,000)
  5.32%(b)(c)(l)                               03/10/07       10,000        10,000,000
======================================================================================
    Total Asset-Backed Securities (Cost
      $67,247,791)                                                          67,247,791
======================================================================================
MASTER NOTE AGREEMENT-4.78%

Merrill Lynch Mortgage Capital Inc. (Acquired
  07/19/06; Cost $60,000,000)
  5.44%(c)(e)(i)(m)                            08/22/06       60,000        60,000,000
======================================================================================
CERTIFICATES OF DEPOSIT-4.30%

Barclays Bank PLC
  5.45%                                        06/12/07       10,000        10,000,000
--------------------------------------------------------------------------------------
Svenska Handelsbanken A.B., 4.77%              12/19/06       24,000        24,000,000
--------------------------------------------------------------------------------------
  4.95%                                        02/07/07       20,000        20,000,000
======================================================================================
    Total Certificates of Deposit (Cost
      $54,000,000)                                                          54,000,000
======================================================================================
PROMISSORY NOTE-3.99%

Goldman Sachs Group, Inc. (The) (Acquired
  01/06/06; Cost $50,000,000)
  5.43%(c)(n)                                  10/03/06       50,000        50,000,000
======================================================================================
MEDIUM-TERM NOTES-2.63%

Credit Agricole S.A. (France), Floating Rate
  MTN (Acquired 06/23/06; Cost $10,000,000)
  5.48%(b)(c)(l)                               08/23/07       10,000        10,000,000
--------------------------------------------------------------------------------------
Societe Generale S.A.,
  Unsec. Floating Rate MTN (Acquired
  10/26/05; Cost $23,000,000)
  5.32%(b)(c)(j)                               07/02/07       23,000        23,000,000
======================================================================================
    Total Medium-Term Notes (Cost
      $33,000,000)                                                          33,000,000
======================================================================================
FUNDING AGREEMENTS-1.99%

New York Life Insurance Co. (Acquired
  04/05/06; Cost $10,000,000)
  5.56%(c)(l)(n)                               04/05/07       10,000        10,000,000
--------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                            AMOUNT
                                               MATURITY      (000)          VALUE
--------------------------------------------------------------------------------------
FUNDING AGREEMENTS-(CONTINUED)

MetLife Insurance Co. of Connecticut (The)
  (Acquired 10/18/05; Cost $15,000,000)
  5.57%(c)(l)(n)                               10/13/06   $   15,000    $   15,000,000
======================================================================================
    Total Funding Agreements (Cost
      $25,000,000)                                                          25,000,000
======================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-77.31% (Cost $969,991,957)                                   969,991,957
======================================================================================
                                                          REPURCHASE
                                                            AMOUNT
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-22.59%(O)

Banc of America Securities LLC, Agreement
  dated 08/01/06, maturing value $50,007,444
  (collateralized by corporate obligations
  valued at $52,500,000; 5.88%-8.38%,
  05/01/07-11/15/15) 5.36%, 08/01/06                      50,007,444        50,000,000
--------------------------------------------------------------------------------------
BNP Paribas Securities Corp., Agreement dated
  08/01/06, maturing value $50,007,462
  (collateralized by corporate obligations
  valued at $52,500,000; 5.00%-7.75%,
  08/01/10-06/10/42) 5.37%, 08/01/06(b)                   50,007,462        50,000,000
--------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/01/06, aggregate
  maturing value $1,000,149,236
  (collateralized by corporate obligations
  valued at $1,050,000,000; 1.25%-26.35%,
  12/20/09-05/25/46) 5.37%, 08/01/06                      50,007,462        50,000,000
--------------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Agreement
  dated 08/01/06, maturing value $50,007,462
  (collateralized by corporate obligations
  valued at $52,500,001; 5.40%-7.39%,
  04/15/17-04/15/44) 5.37%, 08/01/06(b)                   50,007,462        50,000,000
--------------------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  08/01/06, aggregate maturing value
  $600,089,375 (collateralized by corporate
  obligations valued at $630,000,001;
  5.00%-6.05%, 11/15/12-03/25/47) 5.36%,
  08/01/06(b)                                             50,007,448        50,000,000
--------------------------------------------------------------------------------------

AIM MONEY MARKET FUND

                                                          REPURCHASE
                                                            AMOUNT          VALUE
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Greenwich Capital Markets, Inc., Joint
  agreement dated 08/01/06, aggregate
  maturing value $1,000,146,944
  (collateralized by U.S. Government
  obligations valued at $1,020,004,805; 0%-
  8.88%, 08/09/06-07/15/32) 5.29%, 08/01/06               $33,401,267   $   33,396,360
======================================================================================
    Total Repurchase Agreements (Cost $283,396,360)
                                                                           283,396,360
======================================================================================
TOTAL INVESTMENTS-99.90% (Cost
  $1,253,388,317)(p)(q)                                                  1,253,388,317
======================================================================================
OTHER ASSETS LESS LIABILITIES-0.10%                                          1,291,320
======================================================================================
NET ASSETS-100.00%                                                      $1,254,679,637
______________________________________________________________________________________
======================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MTN     - Medium-Term Notes
RACERS  - Restructured Asset Certificates with Enhanced Returns
RB      - Revenue Bonds
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    United Kingdom: 15.1%; Netherlands: 7.2%; France: 6.6%; other countries less than 5%: 12.2%.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at July 31, 2006 was $746,666,957, which represented 59.51% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(g) Principal and/or interest payments are secured by the bond insurance company listed.
(h) Interest rate is redetermined weekly. Rate shown is the rate in effect on July 31, 2006.
(i) Interest rate is redetermined daily. Rate shown is the rate in effect on July 31, 2006.
(j) Interest rate is redetermined monthly. Rate shown is the rate in effect on July 31, 2006.
(k) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(l) Interest rate is redetermined quarterly. Rate shown is the rate in effect on July 31, 2006.
(m) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand.
(n) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at July 31, 2006 was $75,000,000, which represented 5.98% of the Fund's Net Assets.
(o) Principal amount equals value at period end. See Note 1I.
(p) Also represents cost for federal income tax purposes.
(q) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

   ENTITIES                                                        PERCENTAGE
   --------------------------------------------------------------------------
   MBIA Insurance Corp.                                                5.2%
   --------------------------------------------------------------------------
   Other Entities Less than 5% each                                   92.0
   __________________________________________________________________________
   ==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 2006

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $969,991,957)    $  969,991,957
------------------------------------------------------------
Repurchase agreements (cost $283,396,360)        283,396,360
============================================================
    Total investments (cost $1,253,388,317)    1,253,388,317
============================================================
Receivables for:
  Fund shares sold                                 5,928,115
------------------------------------------------------------
  Interest                                         2,331,736
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               223,013
------------------------------------------------------------
Other assets                                          99,146
============================================================
    Total assets                               1,261,970,327
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                           5,753,128
------------------------------------------------------------
  Dividends                                           93,151
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 332,791
------------------------------------------------------------
Accrued distribution fees                            380,969
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             2,423
------------------------------------------------------------
Accrued transfer agent fees                          599,156
------------------------------------------------------------
Accrued operating expenses                           129,072
============================================================
    Total liabilities                              7,290,690
============================================================
Net assets applicable to shares outstanding   $1,254,679,637
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,254,772,934
------------------------------------------------------------
Undistributed net investment income                  (76,795)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (16,502)
============================================================
                                              $1,254,679,637
____________________________________________________________
============================================================

NET ASSETS:

AIM Cash Reserve Shares                       $  642,622,995
____________________________________________________________
============================================================
Class B                                       $  205,205,614
____________________________________________________________
============================================================
Class C                                       $   97,086,667
____________________________________________________________
============================================================
Class R                                       $   17,327,545
____________________________________________________________
============================================================
Investor Class                                $  292,436,816
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

AIM Cash Reserve Shares                          642,848,846
____________________________________________________________
============================================================
Class B                                          205,277,994
____________________________________________________________
============================================================
Class C                                           97,120,753
____________________________________________________________
============================================================
Class R                                           17,333,635
____________________________________________________________
============================================================
Investor Class                                   292,539,485
____________________________________________________________
============================================================
Net asset value and offering price per share
  for each class                              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MONEY MARKET FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2006

INVESTMENT INCOME:

Interest                                                      $50,919,413
=========================================================================

EXPENSES:

Advisory fees                                                   4,504,866
-------------------------------------------------------------------------
Administrative services fees                                      303,177
-------------------------------------------------------------------------
Custodian fees                                                     96,683
-------------------------------------------------------------------------
Distribution fees:
  AIM Cash Reserve Shares                                       1,421,828
-------------------------------------------------------------------------
  Class B                                                       1,941,998
-------------------------------------------------------------------------
  Class C                                                         737,333
-------------------------------------------------------------------------
  Class R                                                          81,065
-------------------------------------------------------------------------
Transfer agent fees                                             3,517,707
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          38,106
-------------------------------------------------------------------------
Other                                                             500,678
=========================================================================
    Total expenses                                             13,143,441
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                     (47,141)
=========================================================================
    Net expenses                                               13,096,300
=========================================================================
Net investment income                                          37,823,113
=========================================================================
Net increase in net assets resulting from operations          $37,823,113
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED JULY 31, 2006 AND 2005

                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   37,823,113    $   18,554,290
==============================================================================================
Distributions to shareholders from net investment income:
  AIM Cash Reserve Shares                                        (19,509,905)       (9,458,364)
----------------------------------------------------------------------------------------------
  Class B                                                         (5,129,917)       (2,365,065)
----------------------------------------------------------------------------------------------
  Class C                                                         (1,982,877)         (882,309)
----------------------------------------------------------------------------------------------
  Class R                                                           (512,422)         (227,682)
----------------------------------------------------------------------------------------------
  Investor Class                                                 (10,676,861)       (5,619,734)
==============================================================================================
    Decrease in net assets resulting from distributions          (37,811,982)      (18,553,154)
==============================================================================================
Share transactions-net:
  AIM Cash Reserve Shares                                         72,681,977      (154,614,734)
----------------------------------------------------------------------------------------------
  Class B                                                        (14,118,077)     (116,570,279)
----------------------------------------------------------------------------------------------
  Class C                                                         25,639,016       (22,003,131)
----------------------------------------------------------------------------------------------
  Class R                                                          2,257,764          (445,170)
----------------------------------------------------------------------------------------------
  Investor Class                                                 (10,658,100)      (56,145,187)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                           75,802,580      (349,778,501)
==============================================================================================
    Net increase (decrease) in net assets                         75,813,711      (349,777,365)
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,178,865,926     1,528,643,291
==============================================================================================
  End of year (including undistributed net investment income
    of $(76,795) and $(87,926), respectively)                 $1,254,679,637    $1,178,865,926
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

JULY 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Money Market Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price

AIM MONEY MARKET FUND

     of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                              RATE
---------------------------------------------------------------------
First $1 billion                                                0.40%
---------------------------------------------------------------------
Over $1 billion                                                 0.35%
 ____________________________________________________________________
=====================================================================


    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended July 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $3,392.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended July 31, 2006, AIM was paid $303,177.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended July 31, 2006, the Fund paid AIS $3,517,707 for AIM Cash Reserve Shares, Class B, Class C, Class R and Investor Class share classes.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the AIM Cash Reserve Shares, Class B, Class C, Class R and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's AIM Cash Reserve Shares, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of AIM Cash Reserve shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the AIM Cash Reserve Shares, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended July 31, 2006, the AIM Cash Reserve Shares, Class B, Class C and Class R shares paid $1,421,828, $1,941,998, $736,464 and $81,065, respectively, after ADI waived Plan fees of $869 for Class C shares.

    Contingent deferred sales charges ("CDSC") are not recorded as expenses of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2006, ADI advised the Fund that it retained $18,205, $291,161, $28,378 and $0 from AIM Cash Reserve Shares, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended July 31, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $42,880.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

AIM MONEY MARKET FUND


    During the year ended July 31, 2006, the Fund paid legal fees of $7,333 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended July 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2006 and 2005 was as follows:

                                                                 2006           2005
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $37,811,982    $18,553,154
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of July 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
------------------------------------------------------------------------------
Undistributed ordinary income                                   $      173,124
------------------------------------------------------------------------------
Undistributed long-term gain                                          (249,919)
------------------------------------------------------------------------------
Capital loss carryforward                                              (16,502)
------------------------------------------------------------------------------
Shares of beneficial interest                                    1,254,772,934
==============================================================================
Total net assets                                                $1,254,679,637
______________________________________________________________________________
==============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of July 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2013                                                      $16,502
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

AIM MONEY MARKET FUND

NOTE 7--SHARE INFORMATION

The Fund currently consists of six different classes of shares: AIM Cash Reserve Shares, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class B shares and Class C shares are sold with CDSC. AIM Cash Reserve Shares, Class R shares and Investor Class shares are sold at net asset value. Under certain circumstances, AIM Cash Reserve Shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to AIM Cash Reserve Shares on or the about month-end which is at least eight years after the date of purchase.

    Institutional Class shares have not commenced operations.

                                                 CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                                                     YEAR ENDED JULY 31,
                                                              ------------------------------------------------------------------
                                                                          2006                               2005
                                                              -----------------------------    ---------------------------------
                                                                 SHARES          AMOUNT            SHARES            AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  AIM Cash Reserve Shares                                      849,425,035    $ 849,425,035       837,492,505    $   837,492,505
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      161,075,592      161,075,592       143,356,840        143,356,840
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      134,168,006      134,168,006       110,544,265        110,544,265
--------------------------------------------------------------------------------------------------------------------------------
  Class R                                                       21,863,608       21,863,608        23,395,147         23,395,147
--------------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               326,505,763      326,505,763       327,787,179        327,787,179
================================================================================================================================
Issued as reinvestment of dividends:
  AIM Cash Reserve Shares                                       18,769,587       18,769,587         9,125,336          9,125,336
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                        4,765,967        4,765,967         2,186,598          2,186,598
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                        1,885,217        1,885,217           832,243            832,243
--------------------------------------------------------------------------------------------------------------------------------
  Class R                                                          510,305          510,305           220,913            220,913
--------------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                10,357,470       10,357,470         5,465,688          5,465,688
================================================================================================================================
Automatic conversion of Class B shares to AIM Cash Reserve
  Shares:
  AIM Cash Reserve Shares                                       20,344,608       20,344,608        21,873,695         21,873,695
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (20,344,608)     (20,344,608)      (21,873,695)       (21,873,695)
================================================================================================================================
Reacquired:
  AIM Cash Reserve Shares                                     (815,857,253)    (815,857,253)   (1,023,106,270)    (1,023,106,270)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (159,615,028)    (159,615,028)     (240,240,022)      (240,240,022)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (110,414,207)    (110,414,207)     (133,379,639)      (133,379,639)
--------------------------------------------------------------------------------------------------------------------------------
  Class R                                                      (20,116,149)     (20,116,149)      (24,061,230)       (24,061,230)
--------------------------------------------------------------------------------------------------------------------------------
  Investor Class                                              (347,521,333)    (347,521,333)     (389,398,054)      (389,398,054)
================================================================================================================================
                                                                75,802,580    $  75,802,580      (349,778,501)   $  (349,778,501)
________________________________________________________________________________________________________________________________
================================================================================================================================

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

AIM MONEY MARKET FUND


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  AIM CASH RESERVE SHARES
                                                              ---------------------------------------------------------------
                                                                                    YEAR ENDED JULY 31,
                                                              ---------------------------------------------------------------
                                                                2006           2005        2004         2003          2002
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.0342         0.0150      0.0056        0.0064        0.0141
=============================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.0342)       (0.0150)    (0.0056)      (0.0064)      (0.0141)
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from realized gains                                 --             --     (0.0000)           --            --
=============================================================================================================================
    Total distributions                                        (0.0342)       (0.0150)    (0.0056)      (0.0064)      (0.0141)
=============================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $     1.00    $     1.00
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(a)                                                   3.48%          1.51%       0.57%         0.64%         1.42%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $642,623       $569,947    $724,567    $1,188,876    $1,121,879
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.03%(b)       0.92%       0.58%         0.88%         1.01%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.03%(b)       1.02%       1.14%         1.03%         1.01%
=============================================================================================================================
Ratio of net investment income to average net assets              3.42%(b)       1.46%       0.55%         0.64%         1.40%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $568,731,069.

                                                                                        CLASS B
                                                              -----------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
                                                              -----------------------------------------------------------
                                                                2006           2005        2004        2003        2002
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.0267         0.0090      0.0006      0.0007      0.0065
=========================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.0267)       (0.0090)    (0.0006)    (0.0007)    (0.0065)
-------------------------------------------------------------------------------------------------------------------------
  Distributions from realized gains                                 --             --     (0.0000)         --          --
=========================================================================================================================
    Total distributions                                        (0.0267)       (0.0090)    (0.0006)    (0.0007)    (0.0065)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   2.71%          0.91%       0.06%       0.07%       0.66%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $205,206       $219,312    $335,866    $543,811    $717,967
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.78%(b)       1.50%       1.08%       1.46%       1.76%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.78%(b)       1.77%       1.89%       1.78%       1.76%
=========================================================================================================================
Ratio of net investment income to average net assets              2.67%(b)       0.88%       0.05%       0.06%       0.65%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $194,199,772.

AIM MONEY MARKET FUND

                                                                                        CLASS C
                                                              -----------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
                                                              -----------------------------------------------------------
                                                                2006           2005        2004        2003        2002
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.0268         0.0113      0.0031      0.0008      0.0065
=========================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.0268)       (0.0113)    (0.0031)    (0.0008)    (0.0065)
-------------------------------------------------------------------------------------------------------------------------
  Distributions from realized gains                                 --             --     (0.0000)         --          --
=========================================================================================================================
    Total distributions                                        (0.0268)       (0.0113)    (0.0031)    (0.0008)    (0.0065)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   2.71%          1.14%       0.31%       0.09%       0.66%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 97,087       $ 71,455    $ 93,457    $113,306    $118,947
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.78%(b)       1.29%       0.83%       1.44%       1.76%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.78%(b)       1.77%       1.89%       1.78%       1.76%
=========================================================================================================================
Ratio of net investment income to average net assets              2.67%(b)       1.09%       0.30%       0.08%       0.65%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $73,732,500.

                                                                                          CLASS R
                                                              ----------------------------------------------------------------
                                                                                                                 JUNE 30, 2002
                                                                                                                  (DATE SALES
                                                                            YEAR ENDED JULY 31,                  COMMENCED) TO
                                                              -----------------------------------------------      JULY 31,
                                                                2006           2005        2004        2003          2002
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00      $   1.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.0317         0.0125      0.0031      0.0038        0.0010
==============================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.0317)       (0.0125)    (0.0031)    (0.0038)      (0.0010)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from realized gains                                 --             --     (0.0000)         --            --
==============================================================================================================================
    Total distributions                                        (0.0317)       (0.0125)    (0.0031)    (0.0038)      (0.0010)
==============================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00      $   1.00
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(a)                                                   3.22%          1.26%       0.31%       0.38%         0.10%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 17,328       $ 15,070    $ 15,516    $  6,280      $     10
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.28%(b)       1.17%       0.83%       1.13%         1.26%(c)
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.28%(b)       1.27%       1.39%       1.28%         1.26%(c)
==============================================================================================================================
Ratio of net investment income to average net assets              3.17%(b)       1.21%       0.30%       0.39%         1.15%(c)
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $16,213,083.
(c)  Annualized.

AIM MONEY MARKET FUND

                                                                             INVESTOR CLASS
                                                              ---------------------------------------------
                                                                                         SEPTEMBER 30, 2003
                                                                                            (DATE SALES
                                                                YEAR ENDED JULY 31,        COMMENCED) TO
                                                              -----------------------         JULY 31,
                                                                2006           2005             2004
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00         $   1.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.0367         0.0175           0.0068
===========================================================================================================
Less distributions:
  Dividends from net investment income                         (0.0367)       (0.0175)         (0.0068)
-----------------------------------------------------------------------------------------------------------
  Distributions from realized gains                                 --             --          (0.0000)
===========================================================================================================
    Total distributions                                        (0.0367)       (0.0175)         (0.0068)
===========================================================================================================
Net asset value, end of period                                $   1.00       $   1.00         $   1.00
___________________________________________________________________________________________________________
===========================================================================================================
Total return(a)                                                   3.74%          1.76%            0.68%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $292,437       $303,082         $359,236
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.78%(b)       0.67%            0.33%(c)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.78%(b)       0.77%            0.86%(c)
===========================================================================================================
Ratio of net investment income to average net assets              3.67%(b)       1.71%            0.80%(c)
___________________________________________________________________________________________________________
===========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $291,371,080.
(c)  Annualized.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

AIM MONEY MARKET FUND

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM MONEY MARKET FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Investment Securities Funds and Shareholders of AIM Money Market Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Money Market Fund (one of the funds constituting AIM Investment Securities Funds; hereafter referred to as the "Fund") at July 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before July 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 17, 2004, expressed an unqualified opinion on those statements.

/s/ PRICEWATERHOUSECOOPERS LLP

September 19, 2006
Houston, Texas

AIM MONEY MARKET FUND

TAX DISCLOSURES

REQUIRED FEDERAL INCOME TAX INFORMATION


Of the ordinary dividends paid to shareholders during the Fund's tax year ended July 31, 2006, 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended July 31, 2006, the Fund designates 0%, or the maximum allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS


For its tax year ended July 31, 2006, the Fund designates 99.45%, or the maximum amount allowable of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended October 31, 2005, January 31, 2006, April 30, 2006, and July 31, 2006 are 99.98%, 99.95%, 99.96%, and 99.95%, respectively.

AIM MONEY MARKET FUND

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1988           Director and Chairman, A I M Management    None
   Trustee and Vice Chair                         Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

   Philip A. Taylor(2) -- 1954     2006           Director, Chief Executive Officer and      None
   Trustee, President and                         President, A I M Management Group Inc.,
   Principal                                      AIM Mutual Fund Dealer Inc., AIM Funds
   Executive Officer                              Management Inc. and 1371 Preferred Inc.;
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc. and AIM
                                                  GP Canada Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc.; Director, President
                                                  and Chairman, AVZ Callco Inc.; AMVESCAP
                                                  Inc. and AIM Canada Holdings Inc.;
                                                  Director and Chief Executive Officer,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; Trustee,
                                                  President and Principal Executive
                                                  Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and Trustee
                                                  and Executive Vice President, The AIM
                                                  Family of Funds--Registered Trademark--
                                                  (AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust only)
                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1992           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Founder, Green, Manning & Bunch Ltd.,      None
   Trustee                                        (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1990           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1988           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    Director, Mainstay VP Series
   Trustee                                                                                   Funds, Inc. (21 portfolios)
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM MONEY MARKET FUND



The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Senior Vice President and Senior Officer  N/A
   Senior Vice President and                      of The AIM Family of Funds--Registered
   Senior Officer                                 Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

   John M. Zerr -- 1962            2006           Director, Senior Vice President,          N/A
   Senior Vice President, Chief                   Secretary and General Counsel, A I M
   Legal Officer and Secretary                    Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Global Compliance Director, AMVESCAP      N/A
   Vice President                                 PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Senior Vice President and General
   Vice President                                 Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, General Counsel, and  N/A
                                                  Vice President Fund Management Company;
                                                  Director, Senior Vice President,
                                                  Secretary and General Counsel, A I M
                                                  Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc. and Liberty Funds Group,
                                                  LLC
------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M  N/A
   Vice President, Principal                      Advisors, Inc.; and Vice President,
   Financial Officer and                          Treasurer and Principal Officer of The
   Treasurer                                      AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief           N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1992           Director of Cash Management, Managing     N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark--
------------------------------------------------------------------------------------------------------------------------------

   Todd L. Spillane -- 1958        2006           Senior Vice President, A I M Management   N/A
   Chief Compliance Officer                       Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Floor                         1177 Avenue of the       Houston, TX 77210-4739
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714


    Domestic Equity                                    Sector Equity                       AIM Allocation Solutions

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund        AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                           AIM Growth Allocation Fund
AIM Capital Development Fund                 AIM Financial Services Fund               AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund               AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund               AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund
AIM Dynamics Fund                            AIM Leisure Fund
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund                            Diversified Portfolios
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                       AIM Income Allocation Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund                        AIM International Allocation Fund
AIM Opportunities I Fund
AIM Opportunities II Fund                             Fixed Income                     (1) This Fund has limited public sales of
AIM Opportunities III Fund                                                                 its shares to certain investors.
AIM S&P 500 Index Fund                       TAXABLE                                       For more information on who may continue
AIM Select Equity Fund                                                                     to invest in the Fund, please see the
AIM Small Cap Equity Fund                    AIM Enhanced Short Bond Fund                  appropriate prospectus.
AIM Small Cap Growth Fund                    AIM Floating Rate Fund
AIM Structured Core Fund                     AIM High Yield Fund                           If used after October 20, 2006, this
AIM Structured Growth Fund                   AIM Income Fund                            report must be accompanied by a Fund
AIM Structured Value Fund                    AIM Intermediate Government Fund           Performance & Commentary or by an AIM
AIM Summit Fund                              AIM International Bond Fund                Quarterly Performance Review for the most
AIM Trimark Endeavor Fund                    AIM Limited Maturity Treasury Fund         recent quarter-end. Mutual funds distributed
AIM Trimark Small Companies Fund             AIM Money Market Fund                       by A I M Distributors, Inc.
*Domestic equity and income fund             AIM Short Term Bond Fund
                                             AIM Total Return Bond Fund                 A I M Management Group Inc. has provided
  International/Global Equity                Premier Portfolio                          leadership in the investment management
                                             Premier U.S. Government Money Portfolio    industry since 1976. AIM is a subsidiary of
AIM Asia Pacific Growth Fund                                                            AMVESCAP PLC, one of the world's largest
AIM China Fund                               TAX-FREE                                   independent financial services companies
AIM Developing Markets Fund                                                             with $422 billion in assets under
AIM European Growth Fund                     AIM High Income Municipal Fund(1)          management. Data as of July 31, 2006.
AIM European Small Company Fund(1)           AIM Municipal Bond Fund
AIM Global Aggressive Growth Fund            AIM Tax-Exempt Cash Fund
AIM Global Equity Fund                       AIM Tax-Free Intermediate Fund
AIM Global Growth Fund                       Premier Tax-Exempt Portfolio
AIM Global Value Fund
AIM Japan Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund(1)
AIM Trimark Fund


                                             =======================================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
                                             FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                             FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                             =======================================================================================




AIMinvestments.com               MKT-AR-1         A I M Distributors, Inc.

                                                    [YOUR GOALS. OUR SOLUTIONS.]
                                                        --Registered Trademark--
--------------------------------------------------------------------------------
Mutual   Retirement   Annuities   College    Separately   Offshore    Cash                [AIM INVESTMENTS LOGO APPEARS HERE]
Funds    Products                 Savings    Managed      Products    Management                --Registered Trademark--
                                  Plans      Accounts
--------------------------------------------------------------------------------

                                                         AIM Municipal Bond Fund
                                   Annual Report to Shareholders o July 31, 2006


FIXED INCOME


TAX-FREE INVESTMENT
GRADE



Table of Contents

Supplemental Information ...........    1
Letters to Shareholders ............    2
Performance Summary ................    4
Management Discussion ..............    4
Fund Expenses ......................    6
Long-term Fund Performance .........    7
Approval of Advisory Agreement .....    9
Schedule of Investments ............  F-1
Financial Statements ............... F-16
Notes to Financial Statements ...... F-19                    [COVER GLOBE IMAGE]
Financial Highlights ............... F-24
Auditor's Report ................... F-28
Tax Disclosures .................... F-29
Trustees and Officers .............. F-30




[AIM INVESTMENT SOLUTIONS]


[GRAPHIC]       [GRAPHIC]           [GRAPHIC]

[DOMESTIC    [INTERNATIONAL/        [SECTOR
 EQUITY]      GLOBAL EQUITY]        EQUITY]



[GRAPHIC]        [GRAPHIC]         [GRAPHIC]

[FIXED         [ALLOCATION        [DIVERSIFIED
INCOME]         SOLUTIONS]        PORTFOLIOS]




 [AIM INVESTMENTS LOGO APPEARS HERE]
      --Registered Trademark--

AIM MUNICIPAL BOND FUND SEEKS TO ACHIEVE A HIGH LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAXES, CONSISTENT WITH THE PRESERVATION OF PRINCIPAL.

o Unless otherwise stated, information presented in this report is as of July 31, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                          performance of investment-grade              credit quality of the individual
                                             municipal bonds, is compiled by Lehman       securities.
o Class B shares are not available as an     Brothers, a global investment bank.
investment for retirement plans                                                           o Effective duration is a measure, as
maintained pursuant to Section 401 of        o The unmanaged LIPPER GENERAL MUNICIPAL     estimated by a fund's portfolio
the Internal Revenue Code, including         DEBT FUNDS INDEX represents an average       managers, of a bond fund's price
401(k) plans, money purchase pension         of the performance of the 30 largest         sensitivity to changes in interest
plans and profit sharing plans. Plans        municipal bond funds tracked by Lipper       rates. Weighted average effective
that had existing accounts invested in       Inc., an independent mutual fund             maturity is a measure, as estimated by a
Class B shares prior to September 30,        performance monitor.                         fund's portfolio managers, of the length
2003, will continue to be allowed to                                                      of time until the average security in a
make additional purchases.                   o The Fund is not managed to track the       bond fund will mature or be redeemed by
                                             performance of any particular index,         its issuer. Both measures take into
o Investor Class shares are closed to        including the indexes defined here, and      account mortgage prepayments, puts,
most investors. For more information on      consequently, the performance of the         adjustable coupons and potential call
who may continue to invest in Investor       Fund may deviate significantly from the      dates.
Class shares, please see the prospectus.     performance of the indexes.
                                                                                          o The returns shown in management's
PRINCIPAL RISKS OF INVESTING IN THE FUND     o A direct investment cannot be made in      discussion of Fund performance are based
                                             an index. Unless otherwise indicated,        on net asset values calculated for
o Debt securities are particularly           index results include reinvested             shareholder transactions. Generally
vulnerable to credit risk and interest       dividends, and they do not reflect sales     accepted accounting principles require
rate fluctuations.                           charges. Performance of an index of          adjustments to be made to the net assets
                                             funds reflects fund expenses;                of the Fund at period end for financial
o The Fund may invest in lower-quality       performance of a market index does not.      reporting purposes, and as such, the net
debt securities, commonly known as "junk                                                  asset values for shareholder
bonds." Compared to higher quality debt      OTHER INFORMATION                            transactions and the returns based on
securities, junk bonds involve greater                                                    those net asset values may differ from
risk of default or price changes due to      o Revenue bonds are issued to finance        the net asset values and returns
changes in credit quality of the issuer      public-works projects and are supported      reported in the Financial Highlights.
because they are generally unsecured and     directly by the project's revenues.
may be subordinated to other creditors'      General obligation bonds are backed by       The Fund provides a complete list of its
claims. Credit ratings on junk bonds do      the full faith and credit (including the     holdings four times in each fiscal year,
not necessarily reflect their actual         taxing and further borrowing power) of a     at the quarter-ends. For the second and
market risk.                                 state or municipality. Revenue bonds         fourth quarters, the lists appear in the
                                             often are considered more attractive,        Fund's semiannual and annual reports to
o A municipality may default or              since many public-works projects (water      shareholders. For the first and third
otherwise be unable to honor a financial     and sewer improvements, for example) are     quarters, the Fund files the lists with
obligation. Revenue bonds are generally      necessities, and demand for them remains     the Securities and Exchange Commission
not backed by the taxing power of the        constant regardless of economic              (SEC) on Form N-Q. The most recent list
issuing municipality.                        conditions. Shareholders may benefit         of portfolio holdings is available at
                                             from their consistent income in the          AIMinvestments.com. From our home page,
o The value of, payment of interest and      event of an economic slowdown. Escrowed      click on Products & Performance, then
repayment of principal by, and the           and pre-refunded bonds are bonds whose       Mutual Funds, then Fund Overview. Select
ability of the Fund to sell, a municipal     repayment is guaranteed by the funds         your Fund from the drop-down menu and
security may be affected by                  from a second bond issue, which are          click on Complete Quarterly Holdings.
constitutional amendments, legislative       usually invested in U.S. Treasury bonds.     Shareholders can also look up the Fund's
enactments, executive orders,                                                             Forms N-Q on the SEC Web site at
administrative regulations and voter         o The average credit quality of the          sec.gov. Copies of the Fund's Forms N-Q
initiatives as well as the economies of      Fund's holdings as of the close of the       may be reviewed and copied at the SEC
the regions in which the Fund invests.       reporting period represents the weighted     Public Reference Room in Washington,
                                             average quality rating of the securities     D.C. You can obtain information on the
ABOUT INDEXES USED IN THIS REPORT            in the portfolio as assigned by              operation of the Public Reference Room,
                                             Nationally Recognized Statistical Rating     including information about duplicating
o The unmanaged LEHMAN BROTHERS              Organizations based on assessment of the     fee charges, by calling 202-942-8090 or
MUNICIPAL BOND INDEX, which represents                                                    800-732-0330, or by electronic request
the                                                                                       at the following e-mail address:
                                                                                          publicinfo@sec.gov. The SEC file numbers
                                                                                          for the Fund are 811-05686 and
                                                                                          033-39519. Continued on page 8

                                                                                          Continued on page 8
                                                                                          ========================================

                                                                                          FUND NASDAQ SYMBOLS

                                                                                          Class A Shares                    AMBDX
================================================================================          Class B Shares                    AMBBX
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 Class C Shares                    AMBCX
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES             Investor Class Shares             AMBIX
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================          ========================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMinvestments.com

AIM Municipal Bond Fund


                    Dear Shareholders of The AIM Family of Funds--Registered Trademark--:

                    We're pleased to provide you with this report, which
  [TAYLOR           includes a discussion of how your Fund was managed during
   PHOTO]           the period under review in this report, and what factors
                    affected its performance. That discussion begins on page 4.

                       It's been said nothing is certain but death and taxes. We
 Phillip Taylor     would venture to add that one other thing is certain:
                    Markets change--and change often--in the short term, in response to constantly changing economic, geopolitical and other factors. For example, domestic and global markets were generally strong from October 2005 through April 2006, as economic growth appeared robust and inflation seemed contained. But as new economic data suggested inflation might be higher than previously estimated in the U.S. and elsewhere, those same markets demonstrated weakness and volatility in the May--July period.

                       While we can't do anything about the ambiguity and
                    uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments--Registered Trademark-- can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                       We've changed the look of our annual reports to reflect
                    that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color--green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund's asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

                       AIM has a variety of investment solutions, and knowing
                    which ones are right for your portfolio is complex. That's why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                       At a recent meeting of the AIM Funds board, Robert H.
                    Graham relinquished his position as president of AIM Funds, a post customarily held by the chief executive officer of AIM Investments. Bob--one of three founders of AIM Investments in 1976--has a well-earned reputation for being one of the most knowledgeable leaders in the mutual fund industry. As I assume Bob's previous responsibilities, I'm pleased that he'll remain actively involved as the vice chair of AIM Funds.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                       Information about investing, the markets and your Fund is
                    always available on our Web site, AIMinvestments.com.
                    If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                    Sincerely,

                    /s/ PHILIP TAYLOR

                    Philip Taylor
                    President -- AIM Funds
                    CEO, AIM Investments

                    September 15, 2006

                    AIM INVESTMENTS IS A REGISTERED SERVICE MARK OF A I M MANAGEMENT GROUP INC. A I M ADVISORS, INC. AND A I M CAPITAL MANAGEMENT, INC. ARE THE INVESTMENT ADVISORS. A I M DISTRIBUTORS, INC. IS THE DISTRIBUTOR FOR THE RETAIL FUNDS REPRESENTED BY AIM INVESTMENTS.

AIM Municipal Bond Fund


                    Dear Fellow AIM Fund Shareholders:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with
  [CROCKETT         A I M Advisors, Inc. (AIM) to make certain your interests
    PHOTO]          are being served in terms of fees, performance and
                    operations.

Bruce L. Crockett      Looking ahead, your Board finds many reasons to be
                    positive about AIM's management and strategic direction. Most importantly, AIM management's investment management discipline is paying off in terms of improved overall performance. While work remains to be done, AIM's complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000 for the period ended August 31, 2006. We are also pleased with AIM management's efforts to seek more cost-effective ways of delivering superior service.

                       In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP manages more than $414 billion globally, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                       The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                       Your Board is very pleased with the overall direction and
                    progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,

                    /s/ BRUCE L. CROCKETT


                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    September 15, 2006


                    *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 9--10.

AIM Municipal Bond Fund

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                               gains, we may sell a holding if we see a
================================================================================          degradation in the issuer's credit
                                                                                          quality, to limit or reduce exposure to
   PERFORMANCE SUMMARY                                                                    a particular sector or issuer or to
                                                                                          shorten or lengthen the Fund's duration.
   Excluding applicable sales charges, Class A shares of AIM Municipal Bond Fund
   slightly underperformed the Lehman Brothers Municipal Bond Index for the                   Since the protection of principal is
   fiscal year ended July 31, 2006. As of the close of the period, the 30-day             the paramount concern for this Fund, we
   distribution rate at maximum offering price and the 30-day yield at maximum            typically lean toward conservatism in
   offering price for the Fund's Class A shares were 4.02% and                            setting the Fund's duration, a measure
   3.45%,respectively. Yields (and their taxable equivalents) for the Fund's              of a fund's sensitivity to interest rate
   other share classes appear on page 5.                                                  changes. Keeping the duration relatively
                                                                                          short helps moderate the volatility of
     Your Fund's long-term performance appears on pages 7 and 8.                          the Fund's net asset value. A fund with
                                                                                          a duration shorter than that of its
   FUND VS. INDEXES                                                                       index may also be more likely to
                                                                                          outperform in an environment of rising
   Total returns,7/31/05--7/31/06, excluding applicable sales charges. If sales           interest rates.
   charges were included, returns would be lower.
                                                                                              In addition to limiting the risk to
   Class A Shares                                                        2.34%            net asset value by managing duration, we
                                                                                          also control other forms of risk by
   Class B Shares                                                        1.58             employing a strategy of laddered
                                                                                          maturities in portfolio construction,
   Class C Shares                                                        1.45             which allows us to reinvest the income
                                                                                          at prevailing interest rate levels. We
   Investor Class Shares                                                 2.35             also diversify the Fund's holdings and
                                                                                          impose credit quality requirements. We
   Lehman Brothers Municipal Bond Index (Broad Market and                                 keep the Fund well diversified by state,
     Style-Specific Index)                                               2.55             bond sector and issuer to reduce
                                                                                          performance risk from any one state,
   Lipper General Municipal Debt Funds Index (Peer Group Index)          2.81             sector or issuer. We tend to select
                                                                                          securities of very high credit quality.
   SOURCE: LIPPER INC.
                                                                                          MARKET CONDITIONS AND YOUR FUND
================================================================================
                                                                                          U.S. gross domestic product (GDP) grew
HOW WE INVEST                                enues). The majority of assets are           at a 2.9% annualized rate in the second
                                             typically invested in revenue bonds          quarter of 2006. This followed a 5.6%
To meet the Fund's objective of              because we find that they offer a more       rate in the first quarter and a 1.8%
achieving a high level of current income     predictable cash flow structure. We          pace in the fourth quarter of 2005. This
exempt from federal income taxes,            consider AIM Municipal Bond Fund to be a     pattern of GDP growth resulted largely
consistent with the preservation of          long-maturity fund.                          from losses and recovery related to last
principal, we invest the Fund's assets
primarily in investment-grade municipal          We believe that active management of
securities, including both revenue bonds     the portfolio can provide the additional
(repaid from revenues generated by the       benefit of providing competitive income
projects they fund) and general              in all market environments. While we
obligation bonds (repaid from the            typically hold bonds to maturity to
municipality's general rev-                  avoid selling-related capital

                                                                                                                         (continued)
========================================     =======================================================================================

PORTFOLIO COMPOSITION                        TOP FIVE FIXED-INCOME HOLDINGS

By credit quality rating based on total                                                                                     % OF NET
investments                                                                                               COUPON  MATURITY   ASSETS

              [PIE CHART]                    1. Petersburg (City of) Pollution Control                     5.40%  08/01/17      2.0%
AAA                              76.3%
                                             2. Louisiana (State of) Local Government Environmental
AA                                7.6%          Facilities & Community Development Authority               6.55   09/01/25      1.2

A                                 9.3%       3. Massachusetts (State of) Development Finance Agency        6.00   05/15/59      1.2

BBB                               4.7%       4. Newport (City of) Kentucky League of Cities Funding Trust  3.66   04/01/32      1.2

B                                 1.0%       5. New York & New Jersey (States of) Port Authority           6.13   06/01/94      1.2

NON-RATED                         1.1%       Total Net Assets                                                        $530.8 million
                                             Total Number of Holdings                                                           327
SOURCE FOR CREDIT QUALITY RATING:            Average Credit Quality Rating                                                       AA
STANDARD & POOR'S, MOODY'S AND FITCH.        Weighted Average Maturity                                                  15.21 years
                                             Average Duration                                                            4.86 years
The Fund's holdings are subject to
change, and there is no assurance that
the Fund will continue to hold any
particular security.

========================================     =======================================================================================

AIM Municipal Bond Fund

fall's hurricanes and erratic patterns       tactical strategy had a slight positive      IN CLOSING
in motor vehicle sales and federal           impact on the Fund's performance. In
purchases.                                   terms of duration management, we             We were pleased to deliver positive
                                             maintained the Fund's duration close to      total return, excluding sales charges,
   For the most of the fiscal year,          its benchmark, which had a neutral           during the fiscal year while delivering
manufacturing activity was robust and        impact on the Fund's performance over        attractive current income exempt from
business and consumer spending appeared      this period. Higher duration municipal       federal taxation.
to be healthy. The unemployment rate         securities usually offer comparable
stood at 4.6% in June, evidence of           volatility to lower duration bonds in            As always, we appreciate your
relatively strong job growth. The hot        other assets classes, because municipal      continued participation in AIM Municipal
housing market cooled off without a          bonds are generally less volatile than       Bond Fund.
significant impact on the economy, and       most fixed income asset classes.
inflation remained a concern of the U.S.                                                  THE VIEWS AND OPINIONS EXPRESSED IN
Federal Reserve Board (the Fed), mainly          Throughout the fiscal year we            MANAGEMENT'S DISCUSSION OF FUND
due to the further sharp increases in        maintained our defensive strategy by         PERFORMANCE ARE THOSE OF A I M ADVISORS,
the prices of energy and other               focusing on higher-coupon municipal          INC. THESE VIEWS AND OPINIONS ARE
commodities.                                 bonds that exhibit lower price               SUBJECT TO CHANGE AT ANY TIME BASED ON
                                             volatility. We held a significant            FACTORS SUCH AS MARKET AND ECONOMIC
    During the fiscal year ended July        portion of the portfolio in premium,         CONDITIONS. THESE VIEWS AND OPINIONS MAY
31, 2006, the Fed raised its federal         insured and pre-refunded bonds. Premium      NOT BE RELIED UPON AS INVESTMENT ADVICE
funds target rate eight times--each time     bonds are bonds that are selling above       OR RECOMMENDATIONS, OR AS AN OFFER FOR A
by 25 basis points (0.25%)--bringing the     their face value; they tend to be            PARTICULAR SECURITY. THE INFORMATION IS
rate to 5.25%.                               relatively stable in price. The              NOT A COMPLETE ANALYSIS OF EVERY ASPECT
                                             principal and interest payments of an        OF ANY MARKET, COUNTRY, INDUSTRY,
    Municipal bonds, as measured by the      insured bond are secured by bond             SECURITY OR THE FUND. STATEMENTS OF FACT
Lehman Brothers Municipal Bond Index,        insurance provided by a specialized          ARE FROM SOURCES CONSIDERED RELIABLE,
outperformed U.S. Treasuries over the        insurance company. A pre-refunded bond       BUT A I M ADVISORS, INC. MAKES NO
fiscal year ended July 31, 2006.             is escrowed or collateralized by either      REPRESENTATION OR WARRANTY AS TO THEIR
                                             U.S. Treasury securities or some other       COMPLETENESS OR ACCURACY. ALTHOUGH
    The ratio of the AAA-rated, 10-year      types of securities. At the end of the       HISTORICAL PERFORMANCE IS NO GUARANTEE
municipal yield to comparable maturity       period, more than 25% of Fund assets         OF FUTURE RESULTS, THESE INSIGHTS MAY
U.S. Treasury securities fell by the end     were in insured pre-refunded bonds,          HELP YOU UNDERSTAND OUR INVESTMENT
of the fiscal year. The declining            which benefited the Fund's performance       MANAGEMENT PHILOSOPHY.
municipal-to-Treasury ratio suggested        relative to its benchmark.
municipal bond yields rose (and bond                                                            See important Fund and index
prices declined) less than comparable            We largely avoided                       disclosures on the inside front cover.
maturity U.S. Treasuries. On a               below-investment-grade issues, as we
year-over-year basis, municipal bond         believed that there was too much credit                  RICHARD A. BERRY
yields rose the most in the shorter-term     risk in lower-quality issues. However,                   Chartered Financial Analyst,
maturity sectors, reflective of the          below-investment grade municipal bonds         [BERRY    senior portfolio co-manager
flattening yield curve.                      outperformed higher-quality municipal          PHOTO]    of AIM Municipal Bond Fund.
                                             securities during the fiscal year, as                    Mr. Berry joined AIM in 1987
    During the fiscal year, we mainly        investors demanded additional yield from                 and has been in the
focused on longer-term municipal             lower-rated credits. This had a negative     investment industry since 1968. He has
securities, as their yields have been        impact of the Fund's performance over        served as president and director of the
attractive on a tax-equivalent basis. To     the fiscal year.                             Dallas Association of Investment
mitigate effects of rising interest                                                       Analysts, chairman of the board of
rates, we invested in certain short-term                                                  regents of the Financial Analysis
securities in the late part of the                                                        Seminar and a trustee of Lancaster
fiscal year. This                                                                         Independent School District. He earned a
                                                                                          B.B.A. and M.B.A. from Texas Christian
=====================================================================================     University.

CURRENT DISTRIBUTION RATES AND YIELDS                                                                 STEPHEN D. TURMAN
                                                                                                      Chartered Financial Analyst,
                                                                                           [TURMAN    senior portfolio manager,
                                                                                            PHOTO]    co-manager of AIM Municipal
                   30-DAY      TAXABLE EQUIVALENT              TAXABLE EQUIVALENT                     Bond Fund. Mr. Turman began
FUND            DISTRIBUTION        30-DAY         30-DAY SEC      30-DAY SEC                         his career in the
CLASS              RATE        DISTRIBUTION RATE      YIELD          YIELD                investment business in 1983 and joined
Class A            4.02%             6.18%             3.45%         5.31%                AIM in 1985. Prior to joining AIM, he
Class B            3.47              5.34              2.88          4.43                 worked in institutional sales.
Class C            3.47              5.34              2.88          4.43                 Mr. Turman earned a B.B.A. in finance from
Investor Class     4.36              6.71              3.76          5.78                 the University of Texas at Arlington.

The 30-day SEC yield is calculated using a formula defined by the Securities and          Assisted by Municipal Bond Team
Exchange Commission. The formula is based on the portfolio's potential earnings from dividends, interest and yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses, calculated at maximum offering price, and
annualized. The taxable-equivalent 30-day SEC yield is calculated in the same             FOR A PRESENTATION OF YOUR FUND'S
manner as the 30-day yield, with an adjustment for a stated, assumed 35% tax              LONG-TERM PERFORMANCE,PLEASE SEE PAGES 7
rate, the highest marginal federal income tax rate in effect on July 31, 2006.            AND 8.

    The Fund's 30-day distribution rate reflects is most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end offering price. The Fund's 30-day taxable equivalent distribution rate is calculated in the same manner as the 30-day yield, with an adjustment for a stated, assumed 35%
tax rate, the highest marginal federal income tax rate in effect on July 31, 2006.
=====================================================================================

AIM Municipal Bond Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      mate the expenses that you paid over the         THE HYPOTHETICAL ACCOUNT VALUES AND
                                             period. Simply divide your account value     EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      by $1,000 (for example, an $8,600            ACTUAL ENDING ACCOUNT BALANCE OR
two types of costs: (1) transaction          account value divided by $1,000 = 8.6),      EXPENSES YOU PAID FOR THE PERIOD. YOU
costs, which may include sales charges       then multiply the result by the number       MAY USE THIS INFORMATION TO COMPARE THE
(loads) on purchase payments; contingent     in the table under the heading entitled      ONGOING COSTS OF INVESTING IN THE FUND
deferred sales charges on redemptions;       "Actual Expenses Paid During Period" to      AND OTHER FUNDS. TO DO SO, COMPARE THIS
and redemption fees, if any; and (2)         estimate the expenses you paid on your       5% HYPOTHETICAL EXAMPLE WITH THE 5%
ongoing costs, including management          account during this period.                  HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
fees; distribution and/or service fees                                                    SHAREHOLDER REPORTS OF THE OTHER FUNDS.
(12b-1); and other Fund expenses. This       HYPOTHETICAL EXAMPLE FOR COMPARISON
example is intended to help you              PURPOSES                                     Please note that the expenses shown in
understand your ongoing costs (in                                                         the table are meant to highlight your
dollars) of investing in the Fund and to     The table below also provides                ongoing costs only and do not reflect
compare these costs with ongoing costs       information about hypothetical account       any transactional costs, such as sales
of investing in other mutual funds. The      values and hypothetical expenses based       charges (loads) on purchase payments,
example is based on an investment of         on the Fund's actual expense ratio and       contingent deferred sales charges on
$1,000 invested at the beginning of the      an assumed rate of return of 5% per year     redemptions, and redemption fees, if
period and held for the entire period        before expenses, which is not the Fund's     any. Therefore, the hypothetical
February 1, 2006, through July 31, 2006.     actual return. The Fund's actual             information is useful in comparing
                                             cumulative total returns at net asset        ongoing costs only, and will not help
ACTUAL EXPENSES                              value after expenses for the six months      you determine the relative total costs
                                             ended July 31, 2006, appear in the table     of owning different funds. In addition,
The table below provides information         "Cumulative Total Returns" on page 8.        if these transactional costs were
about actual account values and actual                                                    included, your costs would have been
expenses. You may use the information in                                                  higher.
this table, together with the amount you
invested, to esti-

====================================================================================================================================

                                                    ACTUAL                         HYPOTHETICAL
                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING            ENDING              EXPENSES         ENDING            EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE       ACCOUNT VALUE         PAID DURING    ACCOUNT VALUE       PAID DURING        EXPENSE
 CLASS             (2/1/06)          (7/31/06)(1)           PERIOD(2)      (7/31/06)           PERIOD(2)          RATIO
   A              $1,000.00           $1,013.00              $4.34         $1,020.48            $4.36              0.87%
   B               1,000.00            1,008.00               8.07          1,016.76             8.10              1.62
   C               1,000.00            1,008.00               8.07          1,016.76             8.10              1.62
Investor           1,000.00            1,012.40               3.84          1,020.98             3.86              0.77


(1) The actual ending account value is based on the actual total return of the Fund for the period February 1, 2006, through July
    31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended July 31, 2006, appear in the table "Cumulative Total Returns" on page 8.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM MUNICIPAL BOND FUND


YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT
Fund and index data from 7/31/96


====================================================================================================================================

                                                          [MOUNTAIN CHART]


 DATE      AIM MUNICIPAL BOND    LEHMAN BROTHERS     LIPPER GENERAL
                  FUND-           MUNICIPAL BOND     MUNICIPAL DEBT
             CLASS A SHARES           INDEX           FUNDS INDEX
  7/96           $9525                $10000             $10000            8/01           12393           14032           13588
  8/96            9544                  9998               9995            9/01           12259           13985           13476
  9/96            9634                 10137              10147           10/01           12399           14151           13616
 10/96            9712                 10252              10260           11/01           12325           14032           13477
 11/96            9838                 10440              10440           12/01           12204           13899           13334
 12/96            9821                 10396              10396            1/02           12392           14140           13542
  1/97            9853                 10415              10395            2/02           12534           14311           13706
  2/97            9920                 10511              10486            3/02           12334           14030           13446
  3/97            9842                 10371              10357            4/02           12524           14305           13690
  4/97            9898                 10458              10446            5/02           12589           14391           13775
  5/97           10015                 10615              10596            6/02           12686           14544           13908
  6/97           10096                 10728              10721            7/02           12815           14731           14086
  7/97           10276                 11025              11043            8/02           12929           14908           14224
  8/97           10222                 10922              10917            9/02           13171           15234           14528
  9/97           10316                 11052              11054           10/02           12933           14982           14219
 10/97           10371                 11123              11128           11/02           12918           14919           14166
 11/97           10415                 11188              11191           12/02           13212           15234           14485
 12/97           10535                 11351              11373            1/03           13181           15196           14395
  1/98           10630                 11468              11482            2/03           13346           15408           14615
  2/98           10636                 11472              11482            3/03           13315           15417           14591
  3/98           10642                 11482              11494            4/03           13449           15519           14723
  4/98           10623                 11430              11424            5/03           13763           15883           15073
  5/98           10745                 11611              11609            6/03           13733           15815           14995
  6/98           10778                 11657              11651            7/03           13252           15262           14484
  7/98           10810                 11686              11674            8/03           13336           15375           14590
  8/98           10933                 11867              11856            9/03           13687           15828           15019
  9/98           11032                 12015              11996           10/03           13636           15748           14965
 10/98           11038                 12014              11953           11/03           13771           15912           15134
 11/98           11071                 12056              11993           12/03           13889           16044           15258
 12/98           11091                 12087              12014            1/04           13991           16136           15310
  1/99           11218                 12231              12145            2/04           14195           16378           15551
  2/99           11171                 12177              12076            3/04           14127           16321           15461
  3/99           11191                 12194              12081            4/04           13784           15935           15115
  4/99           11211                 12224              12115            5/04           13715           15877           15066
  5/99           11164                 12154              12029            6/04           13767           15935           15116
  6/99           11021                 11979              11838            7/04           13940           16145           15301
  7/99           11054                 12022              11860            8/04           14184           16468           15588
  8/99           10950                 11926              11718            9/04           14272           16556           15678
  9/99           10942                 11931              11688           10/04           14395           16698           15804
 10/99           10824                 11802              11525           11/04           14290           16560           15686
 11/99           10913                 11927              11635           12/04           14501           16762           15889
 12/99           10821                 11838              11524            1/05           14645           16919           16046
  1/00           10771                 11787              11432            2/05           14594           16863           16005
  2/00           10861                 11924              11594            3/05           14506           16757           15885
  3/00           11036                 12184              11848            4/05           14722           17021           16132
  4/00           10999                 12112              11767            5/05           14833           17141           16258
  5/00           10962                 12049              11688            6/05           14907           17247           16359
  6/00           11168                 12369              11989            7/05           14855           17169           16300
  7/00           11289                 12541              12156            8/05           15002           17343           16467
  8/00           11424                 12734              12347            9/05           14858           17226           16350
  9/00           11386                 12668              12271           10/05           14768           17121           16251
 10/00           11480                 12806              12399           11/05           14863           17204           16325
 11/00           11529                 12903              12481           12/05           14991           17352           16478
 12/00           11755                 13222              12803            1/06           15007           17398           16522
  1/01           11820                 13353              12899            2/06           15117           17515           16652
  2/01           11870                 13395              12959            3/06           15022           17394           16556
  3/01           11965                 13515              13068            4/06           15038           17388           16541
  4/01           11880                 13369              12885            5/06           15092           17466           16624
  5/01           11974                 13512              13032            6/06           15033           17400           16557
  6/01           12055                 13603              13140            7/06           15208           17607           16759
  7/01           12223                 13804              13347

                                                                                                           SOURCE: LIPPER, INC.

====================================================================================================================================

Past performance cannot guarantee                This chart, which is a logarithmic
comparable future results.                   chart, presents the fluctuations in the
                                             value of the Fund and its indexes. We
    The data shown in the chart include      believe that a logarithmic chart is more
reinvested distributions, applicable         effective than other types of charts in
sales charges, Fund expenses and             illustrating changes in value during the
management fees. Index results include       early years shown in the chart. The
reinvested dividends, but they do not        vertical axis, the one that indicates
reflect sales charges. Performance of an     the dollar value of an investment, is
index of funds reflects fund expenses        constructed with each segment
and management fees; performance of a        representing a percent change in the
market index does not. Performance shown     value of the investment. In this chart,
in the chart and table(s) does not           each segment represents a doubling, or
reflect deduction of taxes a shareholder     100% change, in the value of the
would pay on Fund distributions or sale      investment. In other words, the space
of Fund shares. Performance of the           between $5,000 and $10,000 is the same
indexes does not reflect the effects of      size as the space between $10,000 and
taxes.                                       $20,000.


AIM Municipal Bond Fund


================================================================  ================================================================

AVERAGE ANNUAL TOTAL RETURNS                                      AVERAGE ANNUAL TOTAL RETURNS

As of 7/31/06,including applicable sales charges                  As of 6/30/06, most recent calendar quarter-end, including applicable sales charges

                                               AFTER TAXES ON                                                    AFTER TAXES ON
                                   AFTER        DISTRIBUTIONS                                        AFTER        DISTRIBUTIONS
                        BEFORE    TAXES ON      AND SALE OF                               BEFORE    TAXES ON      AND SALE OF
                        TAXES   DISTRIBUTIONS   FUND SHARES                               TAXES   DISTRIBUTIONS   FUND SHARES
CLASS A SHARES                                                    CLASS A SHARES
Inception (3/28/77)     6.05%      5.79%           5.81%          Inception (3/28/77)     6.03%       5.77%          5.79%
10 Years                4.28       4.27            4.35           10 Years                4.24        4.23           4.31
 5 Years                3.45       3.45            3.60            5 Years                3.50        3.50           3.66
 1 Year                -2.56      -2.56           -0.18            1 Year                -3.94       -3.94          -1.08

CLASS B SHARES                                                    CLASS B SHARES
Inception (9/1/93)      4.10%      4.05%           4.11%          Inception (9/1/93)      4.04%       3.99%          4.06%
10 Years                4.15       4.14            4.17           10 Years                4.11        4.10           4.13
 5 Years                3.34       3.34            3.42            5 Years                3.42        3.42           3.50
 1 Year                -3.32      -3.32           -0.87            1 Year                -4.60       -4.60          -1.70

CLASS C SHARES                                                    CLASS C SHARES
Inception (8/4/97)      3.67%      3.66%           3.71%          Inception (8/4/97)      3.59%       3.59%          3.66%
 5 Years                3.69       3.69            3.72            5 Years                3.75        3.75           3.78
 1 Year                 0.48       0.47            1.60            1 Year                -0.85       -0.85           0.74

INVESTOR CLASS SHARES                                             INVESTOR CLASS SHARES
10 Years                4.82%      4.81%           4.84%          10 Years                4.79%       4.78%          4.81%
 5 Years                4.53       4.52            4.56            5 Years                4.61        4.61           4.64
 1 Year                 2.35       2.35            3.13            1 Year                 1.00        0.99           2.25

================================================================  ================================================================

========================================

CUMULATIVE TOTAL RETURNS                         THE PERFORMANCE DATA QUOTED              SALES CHARGE (CDSC) FOR THE PERIOD
                                             REPRESENT PAST PERFORMANCE AND CANNOT        INVOLVED. THE CDSC ON CLASS B SHARES
6 months ended 7/31/06, excluding            GUARANTEE COMPARABLE FUTURE RESULTS;         DECLINES FROM 5% BEGINNING AT THE TIME
applicable sales charges                     CURRENT PERFORMANCE MAY BE LOWER OR          OF PURCHASE TO 0% AT THE BEGINNING OF
                                             HIGHER.                                      THE SEVENTH YEAR. THE CDSC ON CLASS C
Class A Shares                   1.30%                                                    SHARES IS 1% FOR THE FIRST YEAR AFTER
Class B Shares                   0.80            PLEASE VISIT AIMinvestments.com FOR      PURCHASE. INVESTOR CLASS SHARES DO NOT
Class C Shares                   0.80        THE MOST RECENT MONTH-END PERFORMANCE.       HAVE A FRONT-END SALES CHARGE OR A CDSC;
Investor Class Shares            1.24        PERFORMANCE FIGURES REFLECT REINVESTED       THEREFORE, PERFORMANCE IS AT NET ASSET
                                             DISTRIBUTIONS, CHANGES IN NET ASSET          VALUE.
========================================     VALUE AND THE EFFECT OF THE MAXIMUM
                                             SALES CHARGE UNLESS OTHERWISE STATED.            THE PERFORMANCE OF THE FUND'S SHARE
                                             INVESTMENT RETURN AND PRINCIPAL VALUE        CLASSES WILL DIFFER PRIMARILY DUE TO
INVESTOR CLASS SHARES' INCEPTION DATE IS     WILL FLUCTUATE SO THAT YOU MAY HAVE A        DIFFERENT SALES CHARGE STRUCTURES AND
SEPTEMBER 30, 2003. RETURNS SINCE THAT       GAIN OR LOSS WHEN YOU SELL SHARES.           CLASS EXPENSES.
DATE ARE HISTORICAL RETURNS. ALL OTHER
RETURNS ARE BLENDED RETURNS OF                   CLASS A SHARE PERFORMANCE REFLECTS           AFTER-TAX RETURNS ARE CALCULATED
HISTORICAL INVESTOR CLASS SHARE              THE MAXIMUM 4.75% SALES CHARGE, AND          USING THE HISTORICAL HIGHEST INDIVIDUAL
PERFORMANCE AND RESTATED CLASS A SHARE       CLASS B AND CLASS C SHARE PERFORMANCE        FEDERAL MARGINAL INCOME TAX RATE. THEY
PERFORMANCE (FOR PERIODS PRIOR TO THE        REFLECTS THE APPLICABLE CONTINGENT           DO NOT REFLECT THE EFFECT OF STATE AND
INCEPTION DATE OF INVESTOR CLASS SHARES)     DEFERRED                                     LOCAL TAXES. ACTUAL AFTER-TAX RETURNS
AT NET ASSET VALUE AND REFLECT THE RULE                                                   DEPEND ON THE INVESTOR'S TAX SITUATION
12b-1 FEES APPLICABLE TO CLASS A SHARES.                                                  AND MAY DIFFER FROM THOSE SHOWN.
CLASS A SHARES' INCEPTION DATE IS MARCH                                                   AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT
28, 1977.                                                                                 TO INVESTORS WHO HOLD THEIR SHARES IN
                                                                                          TAX-DEFERRED ACCOUNTS SUCH AS 401(k)S OR
                                                                                          IRAS.

Continued from inside front cover

A description of the policies and            Information regarding how the Fund voted
procedures that the Fund uses to             proxies related to its portfolio
determine how to vote proxies relating       securities during the 12 months ended
to portfolio securities is available         June 30, 2006, is available at our Web
without charge, upon request, from our       site. Go to AIMinvestments.com, access
Client Services department at                the About Us tab, click on Required
800-959-4246 or on the AIM Web site,         Notices and then click on Proxy Voting
AIMinvestments.com. On the home page,        Activity. Next, select the Fund from the
scroll down and click on AIM Funds Proxy     drop-down menu. The information is also
Policy. The information is also              available on the SEC Web site, sec.gov.
available on the SEC Web site, sec.gov.

AIM Municipal Bond Fund


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Investment      o The nature and extent of the advisory      management team at this time. Although
Securities Funds (the "Board") oversees      services to be provided by AIM. The          the independent written evaluation of
the management of AIM Municipal Bond         Board reviewed the services to be            the Fund's Senior Officer (discussed
Fund (the "Fund") and, as required by        provided by AIM under the Advisory           below) only considered Fund performance
law, determines annually whether to          Agreement. Based on such review, the         through the most recent calendar year,
approve the continuance of the Fund's        Board concluded that the range of            the Board also reviewed more recent Fund
advisory agreement with A I M Advisors,      services to be provided by AIM under the     performance, which did not change their
Inc. ("AIM"). Based upon the                 Advisory Agreement was appropriate and       conclusions.
recommendation of the Investments            that AIM currently is providing services
Committee of the Board, at a meeting         in accordance with the terms of the          o Meetings with the Fund's portfolio
held on June 27, 2006, the Board,            Advisory Agreement.                          managers and investment personnel. With
including all of the independent                                                          respect to the Fund, the Board is
trustees, approved the continuance of        o The quality of services to be provided     meeting periodically with such Fund's
the advisory agreement (the "Advisory        by AIM. The Board reviewed the               portfolio managers and/or other
Agreement") between the Fund and AIM for     credentials and experience of the            investment personnel and believes that
another year, effective July 1, 2006.        officers and employees of AIM who will       such individuals are competent and able
                                             provide investment advisory services to      to continue to carry out their
    The Board considered the factors         the Fund. In reviewing the                   responsibilities under the Advisory
discussed below in evaluating the            qualifications of AIM to provide             Agreement.
fairness and reasonableness of the           investment advisory services, the Board
Advisory Agreement at the meeting on         considered such issues as AIM's              o Overall performance of AIM. The Board
June 27, 2006 and as part of the Board's     portfolio and product review process,        considered the overall performance of
ongoing oversight of the Fund. In their      various back office support functions        AIM in providing investment advisory and
deliberations, the Board and the             provided by AIM and AIM's equity and         portfolio administrative services to the
independent trustees did not identify        fixed income trading operations. Based       Fund and concluded that such performance
any particular factor that was               on the review of these and other             was satisfactory.
controlling, and each trustee attributed     factors, the Board concluded that the
different weights to the various             quality of services to be provided by        o Fees relative to those of clients of
factors.                                     AIM was appropriate and that AIM             AIM with comparable investment
                                             currently is providing satisfactory          strategies. The Board noted that AIM
    One responsibility of the                services in accordance with the terms of     does not serve as an advisor to other
independent Senior Officer of the Fund       the Advisory Agreement.                      mutual funds or other clients with
is to manage the process by which the                                                     investment strategies comparable to
Fund's proposed management fees are          o The performance of the Fund relative       those of the Fund.
negotiated to ensure that they are           to comparable funds. The Board reviewed
negotiated in a manner which is at arms'     the performance of the Fund during the       o Fees relative to those of comparable
length and reasonable. To that end, the      past one, three and five calendar years      funds with other advisors. The Board
Senior Officer must either supervise a       against the performance of funds advised     reviewed the advisory fee rate for the
competitive bidding process or prepare       by other advisors with investment            Fund under the Advisory Agreement. The
an independent written evaluation. The       strategies comparable to those of the        Board compared effective contractual
Senior Officer has recommended an            Fund. The Board noted that the Fund's        advisory fee rates at a common asset
independent written evaluation in lieu       performance was below the median             level at the end of the past calendar
of a competitive bidding process and,        performance of such comparable funds for     year and noted that the Fund's rate was
upon the direction of the Board, has         the one and five year periods and above      below the median rate of the funds
prepared such an independent written         such median performance for the three        advised by other advisors with
evaluation. Such written evaluation also     year period. Based on this review and        investment strategies comparable to
considered certain of the factors            after taking account of all of the other     those of the Fund that the Board
discussed below. In addition, as             factors that the Board considered in         reviewed. Based on this review, the
discussed below, the Senior Officer made     determining whether to continue the          Board concluded that the advisory fee
a recommendation to the Board in             Advisory Agreement for the Fund, the         rate for the Fund under the Advisory
connection with such written evaluation.     Board concluded that no changes should       Agreement was fair and reasonable.
                                             be made to the Fund and that it was not
    The discussion below serves as a         necessary to change the Fund's portfolio     o Expense limitations and fee waivers.
summary of the Senior Officer's              management team at this time. Although       The Board noted that there were no fee
independent written evaluation and           the independent written evaluation of        waivers or expense limitations currently
recommendation to the Board in               the Fund's Senior Officer (discussed         in effect for the Fund. The Board
connection therewith, as well as a           below) only considered Fund performance      concluded that no such waivers or
discussion of the material factors and       through the most recent calendar year,       limitations were necessary at this time
the conclusions with respect thereto         the Board also reviewed more recent Fund     because the Fund's overall expense ratio
that formed the basis for the Board's        performance, which did not change their      was below the median expense ratio of
approval of the Advisory Agreement.          conclusions.                                 the funds advised by other advisors with
After consideration of all of the                                                         investment strategies comparable to
factors below and based on its informed      o The performance of the Fund relative       those of the Fund that the Board
business judgment, the Board determined      to indices. The Board reviewed the           reviewed.
that the Advisory Agreement is in the        performance of the Fund during the past
best interests of the Fund and its           one, three and five calendar years           o Breakpoints and economies of scale.
shareholders and that the compensation       against the performance of the Lipper        The Board reviewed the structure of the
to AIM under the Advisory Agreement is       General Municipal Debt Index. The Board      Fund's advisory fee under the Advisory
fair and reasonable and would have been      noted that the Fund's performance in         Agreement, noting that it includes three
obtained through arm's length                such periods was comparable to the           breakpoints. The Board reviewed the
negotiations.                                performance of such Index. Based on this     level of the Fund's advisory fees, and
                                             review and after taking account of all       noted that such fees, as a percentage of
    Unless otherwise stated, information     of the other factors that the Board          the Fund's net assets, have decreased as
presented below is as of June 27, 2006       considered in determining whether to         net assets increased because the
and does not reflect any changes that        continue the Advisory Agreement for the      Advisory Agreement includes breakpoints.
may have occurred since June 27, 2006,       Fund, the Board concluded that no            The Board noted that, due to the Fund's
including but not limited to changes to      changes should be made to the Fund and       asset levels at the end of the past
the Fund's performance, advisory fees,       that it was not necessary to change the      calendar year and the way in which the
expense limitations and/or fee waivers.      Fund's portfolio                             advisory fee breakpoints



                                                                                                                         (continued)

AIM Municipal Bond Fund

have been structured, the Fund has yet       ates' investment advisory and other
to fully benefit from the breakpoints.       activities and its financial condition,
The Board concluded that the Fund's fee      the Board concluded that the
levels under the Advisory Agreement          compensation to be paid by the Fund to
therefore reflect economies of scale and     AIM under its Advisory Agreement was not
that it was not necessary to change the      excessive.
advisory fee breakpoints in the Fund's
advisory fee schedule.                       o Benefits of soft dollars to AIM. The
                                             Board considered the benefits realized
o Investments in affiliated money market     by AIM as a result of brokerage
funds. The Board also took into account      transactions executed through "soft
the fact that uninvested cash and cash       dollar" arrangements. Under these
collateral from securities lending           arrangements, brokerage commissions paid
arrangements, if any (collectively,          by the Fund and/or other funds advised
"cash balances") of the Fund may be          by AIM are used to pay for research and
invested in money market funds advised       execution services. This research may be
by AIM pursuant to the terms of an SEC       used by AIM in making investment
exemptive order. The Board found that        decisions for the Fund. The Board
the Fund may realize certain benefits        concluded that such arrangements were
upon investing cash balances in AIM          appropriate.
advised money market funds, including a
higher net return, increased liquidity,      o AIM's financial soundness in light of
increased diversification or decreased       the Fund's needs. The Board considered
transaction costs. The Board also found      whether AIM is financially sound and has
that the Fund will not receive reduced       the resources necessary to perform its
services if it invests its cash balances     obligations under the Advisory
in such money market funds. The Board        Agreement, and concluded that AIM has
noted that, to the extent the Fund           the financial resources necessary to
invests uninvested cash in affiliated        fulfill its obligations under the
money market funds, AIM has voluntarily      Advisory Agreement.
agreed to waive a portion of the
advisory fees it receives from the Fund      o Historical relationship between the
attributable to such investment. The         Fund and AIM. In determining whether to
Board further determined that the            continue the Advisory Agreement for the
proposed securities lending program and      Fund, the Board also considered the
related procedures with respect to the       prior relationship between AIM and the
lending Fund is in the best interests of     Fund, as well as the Board's knowledge
the lending Fund and its respective          of AIM's operations, and concluded that
shareholders. The Board therefore            it was beneficial to maintain the
concluded that the investment of cash        current relationship, in part, because
collateral received in connection with       of such knowledge. The Board also
the securities lending program in the        reviewed the general nature of the
money market funds according to the          non-investment advisory services
procedures is in the best interests of       currently performed by AIM and its
the lending Fund and its respective          affiliates, such as administrative,
shareholders.                                transfer agency and distribution
                                             services, and the fees received by AIM
o Independent written evaluation and         and its affiliates for performing such
recommendations of the Fund's Senior         services. In addition to reviewing such
Officer. The Board noted that, upon          services, the trustees also considered
their direction, the Senior Officer of       the organizational structure employed by
the Fund, who is independent of AIM and      AIM and its affiliates to provide those
AIM's affiliates, had prepared an            services. Based on the review of these
independent written evaluation in order      and other factors, the Board concluded
to assist the Board in determining the       that AIM and its affiliates were
reasonableness of the proposed               qualified to continue to provide
management fees of the AIM Funds,            non-investment advisory services to the
including the Fund. The Board noted that     Fund, including administrative, transfer
the Senior Officer's written evaluation      agency and distribution services, and
had been relied upon by the Board in         that AIM and its affiliates currently
this regard in lieu of a competitive         are providing satisfactory
bidding process. In determining whether      non-investment advisory services.
to continue the Advisory Agreement for
the Fund, the Board considered the           o Other factors and current trends. The
Senior Officer's written evaluation.         Board considered the steps that AIM and
                                             its affiliates have taken over the last
o Profitability of AIM and its               several years, and continue to take, in
affiliates. The Board reviewed               order to improve the quality and
information concerning the profitability     efficiency of the services they provide
of AIM's (and its affiliates')               to the Funds in the areas of investment
investment advisory and other activities     performance, product line
and its financial condition. The Board       diversification, distribution, fund
considered the overall profitability of      operations, shareholder services and
AIM, as well as the profitability of AIM     compliance. The Board concluded that
in connection with managing the Fund.        these steps taken by AIM have improved,
The Board noted that AIM's operations        and are likely to continue to improve,
remain profitable, although increased        the quality and efficiency of the
expenses in recent years have reduced        services AIM and its affiliates provide
AIM's profitability. Based on the review     to the Fund in each of these areas, and
of the profitability of AIM's and its        support the Board's approval of the
affili-                                      continuance of the Advisory Agreement
                                             for the Fund.

AIM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2006


                                           PRINCIPAL
                             RATINGS(a)    AMOUNT
                            S&P   MOODY'S   (000)         VALUE
-------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-98.89%

ALABAMA-2.12%

Alabama (State of) Public
  School & College
  Authority; Series 1999
  C, Capital Improvement
  RB
  5.75%, 07/01/17(b)         AA     Aa2     $1,400     $  1,497,396
-------------------------------------------------------------------
Baldwin (County of);
  Series 2006 A Wts.,
  Unlimited Tax GO (INS-XL
  Capital Assurance Inc.)
  5.00%, 01/01/21(b)(c)     AAA     Aaa      1,490        1,562,906
-------------------------------------------------------------------
Birmingham (City of)
  Special Care Facilities
  Financing Authority
  (Children's Hospital of
  Alabama); Series 2002,
  Health Care Facility RB
  (INS-Ambac Assurance
  Corp.)
  5.38%, 06/01/23(b)(c)     AAA     Aaa      1,500        1,577,520
-------------------------------------------------------------------
Courtland (City of)
  Industrial Development
  Board (Champion
  International Corp.
  Project); Series 1996,
  Refunding Environmental
  Improvement RB
  6.40%, 11/01/26(b)(d)      --    Baa3      2,315        2,372,412
-------------------------------------------------------------------
Jefferson (County of);
  Series 2000 School
  Limited Tax Wts. GO
  (INS-Financial Security
  Assurance Inc.)
  5.50%, 02/15/20(b)(c)     AAA     Aaa      1,250        1,311,187
-------------------------------------------------------------------
  Series 2001 A
  Prerefunded Capital
  Improvement Sewer Wts.
  RB
  5.00%, 02/01/11(b)(e)(f)  AAA     Aaa        775          818,315
-------------------------------------------------------------------
Lauderdale (County of) &
  Florence (City of)
  Health Care Authority
  (Coffee Health Group);
  Series 2000 A, RB
  (INS-MBIA Insurance
  Corp.)
  6.00%, 07/01/29(b)(c)     AAA     Aaa      1,000        1,085,040
-------------------------------------------------------------------
University of Alabama;
  Series 2004 A, RB
  (INS-MBIA Insurance
  Corp.)
  5.00%, 07/01/29(b)(c)     AAA     Aaa      1,000        1,030,920
===================================================================
                                                         11,255,696
===================================================================

ALASKA-0.40%

Alaska (State of) Housing
  Finance Corp. (State
  Building Lease); Series
  1999, RB
  5.75%, 04/01/10(b)(e)(f)  AAA     Aaa      2,000        2,134,120
===================================================================

AMERICAN SAMOA-0.25%

American Samoa (Territory
  of); Series 2000,
  Refunding Unlimited Tax
  GO (INS-ACA Financial
  Guaranty Corp.)
  6.00%, 09/01/08(b)(c)      A      --       1,280        1,320,192
===================================================================

                                           PRINCIPAL
                             RATINGS(a)    AMOUNT
                            S&P   MOODY'S   (000)         VALUE
-------------------------------------------------------------------


ARIZONA-0.21%

Phoenix (City of) Civic
  Improvement Corp. (Waste
  Water System); Series
  2000, Jr. Lien RB
  (INS-Financial Guaranty
  Insurance Co.)
  5.70%, 07/01/08(b)(c)     AAA     Aaa     $1,055     $  1,092,758
===================================================================

ARKANSAS-0.30%

North Little Rock (City
  of) Health Facilities
  Board (Baptist Health);
  Series 2001, Health Care
  RB
  5.70%, 07/01/22(b)         A+     --         500          516,695
-------------------------------------------------------------------
Van Buren (County of);
  Series 2000, Refunding &
  Construction
  Sales & Use Tax RB
  (INS-Ambac Assurance
  Corp.)
  5.60%, 12/01/25(b)(c)      --     Aaa      1,000        1,062,130
===================================================================
                                                          1,578,825
===================================================================

CALIFORNIA-3.64%

ABAG Finance Authority for
  Non-Profit Corps.
  (Lincoln Glen Manor for
  Senior Citizens); Series
  2000, COP
  (CEP-Cal-Mortgage)
  6.10%, 02/15/25(b)         A+     --       1,000        1,042,000
-------------------------------------------------------------------
ABAG Finance Authority for
  Non-Profit Corps.
  (Lytton Gardens Inc.);
  Series 1999, COP
  (CEP-Cal-Mortgage)
  6.00%, 02/15/19(b)         A+     --       1,585        1,652,362
-------------------------------------------------------------------
ABAG Finance Authority for
  Non-Profit Corps. (Odd
  Fellows Home of
  California); Series
  1999, COP
  (CEP-Cal-Mortgage)
  6.00%, 08/15/24(b)         A+     --       1,000        1,030,970
-------------------------------------------------------------------
Bell (City of) Community
  Housing Authority;
  Series 2005,
  Refunding Lease RB
  (INS-Ambac Assurance
  Corp.)
  5.00%, 10/01/30(b)(c)     AAA     --       1,000        1,023,560
-------------------------------------------------------------------
Big Bear Lake (City of);
  Series 1996, Refunding
  Water RB (INS-MBIA
  Insurance Corp.)
  6.00%, 04/01/22(b)(c)     AAA     Aaa      2,000        2,303,600
-------------------------------------------------------------------
California (State of)
  Department of Water
  Resources; Series 2002
  A, Power Supply RB
  5.38%, 05/01/12(b)(e)(f)  NRR     Aaa      1,000        1,092,380
-------------------------------------------------------------------
California (State of)
  Educational Facilities
  Authority (Fresno
  Pacific University);
  Series 2000 A, RB
  6.05%, 03/01/11(b)         --    Baa3      1,350        1,444,676
-------------------------------------------------------------------

AIM MUNICIPAL BOND FUND


                                           PRINCIPAL
                             RATINGS(a)    AMOUNT
                            S&P   MOODY'S   (000)         VALUE
-------------------------------------------------------------------
CALIFORNIA-(CONTINUED)

California State
  University (Systemwise);
  Series 2005 A, RB
  (INS-Ambac Assurance
  Corp.)
  5.00%, 11/01/25(b)(c)     AAA     Aaa     $2,100     $  2,184,315
-------------------------------------------------------------------
Dinuba (City of)
  Redevelopment Agency
  (Merged City
  Redevelopment Project
  No. 2); Series 2005, TAN
  (INS-Ambac Assurance
  Corp.)
  5.00%, 09/01/34(b)(c)     AAA     Aaa      1,000        1,017,490
-------------------------------------------------------------------
El Centro (City of)
  Financing Authority;
  Series 2006 A, Water RB
  (INS-Financial Security
  Assurance Inc.)
  5.00%, 10/01/26(b)(c)     AAA     Aaa      2,000        2,079,060
-------------------------------------------------------------------
Foothill/Eastern Corridor
  Agency (California Toll
  Road Project); Series
  1995 A, Sr. Lien RB
  6.00%, 01/01/10(b)(e)(f)  AAA     Aaa        400          429,612
-------------------------------------------------------------------
Montclair (City of)
  Financing Authority
  (Public Facilities
  Project); Series 2005,
  Lease Revenue RB
  (INS-Ambac Assurance
  Corp.)
  4.60%, 10/01/25(b)(c)     AAA     --       1,150        1,153,818
-------------------------------------------------------------------
Sacramento (City of)
  Financing Authority
  (Convention Center
  Hotel); Series 1999 A,
  Sr. RB
  6.25%, 01/01/30(b)(g)      --     --         750          785,910
-------------------------------------------------------------------
Saugus (City of) Union
  School District; Series
  2005 B, Unlimited Tax GO
  (INS-Financial
  Security Assurance Inc.)
  5.00%, 08/01/29(b)(c)     AAA     Aaa      2,000        2,077,800
===================================================================
                                                         19,317,553
===================================================================

COLORADO-4.06%

Aurora (City of); Series
  2000, Public Improvement
  COP (INS-Ambac Assurance
  Corp.)
  5.50%, 12/01/10(b)(e)(f)  AAA     Aaa      3,330        3,557,872
-------------------------------------------------------------------
Boulder (County of);
  Series 2005 A, Open
  Space Capital
  Improvement Trust Fund
  RB (INS-Financial
  Security Assurance Inc.)
  5.00%, 01/01/24(b)(c)     AAA     Aaa      4,145        4,329,950
-------------------------------------------------------------------
Colorado (State of) E-470
  Public Highway
  Authority; Series 2000
  A, Sr. RB (INS-MBIA
  Insurance Corp.)
  5.75%, 09/01/35(b)(c)     AAA     Aaa      1,000        1,081,440
-------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (Charter School-Peak to
  Peak Project); Series
  2004, Refunding &
  Improvement RB (INS-XL
  Capital Assurance Inc.)
  5.25%, 08/15/24(b)(c)     AAA     Aaa      1,000        1,065,340
-------------------------------------------------------------------

                                           PRINCIPAL
                             RATINGS(a)    AMOUNT
                            S&P   MOODY'S   (000)         VALUE

-------------------------------------------------------------------
COLORADO-(CONTINUED)

Colorado (State of) Health
  Facilities Authority
  (Exempla Inc.); Series
  2002 A, RB
  5.50%, 01/01/23(b)         A-     A1      $2,850     $  2,974,830
-------------------------------------------------------------------
  5.63%, 01/01/33(b)         A-     A1       2,000        2,077,740
-------------------------------------------------------------------
Denver (City of) Health &
  Hospital Authority;
  Series 2004 A, Refunding
  Health Care RB
  6.25%, 12/01/33(b)        BBB    Baa3        750          813,157
-------------------------------------------------------------------
Meridian Metropolitan
  District; Series 2001 B,
  Refunding & Improvement
  Unlimited Tax GO
  (INS-Radian Asset
  Assurance, Inc.)
  5.00%, 12/01/25(b)(c)      AA     --       1,000        1,014,870
-------------------------------------------------------------------
MidCities Metropolitan
  District No. 2; Series
  2006, Refunding &
  Improvement Unlimited
  Tax GO
  (INS-Radian Asset
  Assurance, Inc.)
  5.13%, 12/01/30(b)(c)      AA     --       2,000        2,047,400
-------------------------------------------------------------------
Northwest Parkway Public
  Highway Authority;
  Series 2001 A, Sr. RB
  (INS-Financial Security
  Assurance Inc.)
  5.25%, 06/15/41(b)(c)     AAA     Aaa      1,000        1,042,630
-------------------------------------------------------------------
Superior (City of)
  Metropolitan District
  No. 1; Series 2006,
  Refunding RB (INS-Ambac
  Assurance Corp.)
  5.00%, 12/01/23(b)(c)     AAA     Aaa      1,450        1,518,150
===================================================================
                                                         21,523,379
===================================================================

CONNECTICUT-2.98%

Connecticut (State of)
  (Bradley International
  Airport);
  Series 2000 A, Special
  Obligation Parking RB
  (INS-ACA Financial
  Guaranty Corp.)
  6.60%, 07/01/24(b)(c)(d)   A      --       1,250        1,359,250
-------------------------------------------------------------------
Connecticut (State of)
  (Transportation
  Infrastructure); Series
  1991 B, Special
  Obligation Tax RB
  6.50%, 10/01/10(b)        AA-     A1         530          583,493
-------------------------------------------------------------------
  6.50%, 10/01/12(b)        AA-     A1       1,500        1,703,760
-------------------------------------------------------------------
Connecticut (State of)
  Area Cooperative
  Educational Services
  (Staff
Development/Administration
  Facilities); Series
  1999, Unlimited Tax GO
  (INS-ACA Financial
  Guaranty Corp.)
  5.63%, 07/15/19(b)(c)      A      --       1,060        1,082,302
-------------------------------------------------------------------
Connecticut (State of)
  Health & Educational
  Facilities Authority
  (Bridgeport Hospital);
  Series 1992 A, RB
  (INS-MBIA Insurance
  Corp.)
  6.63%, 07/01/18(b)(c)     AAA     Aaa        500          500,650
-------------------------------------------------------------------

AIM MUNICIPAL BOND FUND


                                           PRINCIPAL
                             RATINGS(a)    AMOUNT
                            S&P   MOODY'S   (000)         VALUE
-------------------------------------------------------------------
CONNECTICUT-(CONTINUED)

Connecticut (State of)
  Health & Educational
  Facilities Authority
  (Loomis Chaffee School);
  Series 2001 D, RB
  5.25%, 07/01/11(b)(e)(f)  NRR     NRR     $1,000     $  1,071,750
-------------------------------------------------------------------
Connecticut (State of)
  Health & Educational
  Facilities Authority
  (William W. Backus
  Hospital); Series 1997
  D, RB
  5.75%, 07/01/07(b)(e)(f)  AAA     Aaa      1,000        1,038,150
-------------------------------------------------------------------
Connecticut (State of)
  Housing Finance
  Authority (Group Home
  Mortgage); Series 2000
  GH-5, Special Obligation
  RB (INS-Ambac Assurance
  Corp.)
  5.85%, 06/15/30(b)(c)     AAA     Aaa        500          525,860
-------------------------------------------------------------------
Connecticut (State of)
  Housing Finance
  Authority (Housing
  Mortgage Finance
  Program); Series 1998 C,
  RB
  5.50%, 11/15/35(b)(d)     AAA     Aaa      1,775        1,813,251
-------------------------------------------------------------------
  Series 1996 G, RB
  6.00%, 11/15/27(b)(d)     AAA     Aaa      1,000        1,022,510
-------------------------------------------------------------------
  Series 1996 C-2, RB
  6.25%, 11/15/18(b)        AAA     Aaa        750          750,960
-------------------------------------------------------------------
  Series 1996 C-1, RB
  6.30%, 11/15/17(b)        AAA     Aaa      1,265        1,299,775
-------------------------------------------------------------------
Manchester (City of)
  Eighth Utilities
  District; Series 1991,
  Unlimited Tax GO
  6.75%, 08/15/06(b)         --     Aa3        180          180,175
-------------------------------------------------------------------
Mansfield (City of);
  Series 1990, Unlimited
  Tax GO
  6.00%, 06/15/07(b)         --     Aa3        100          101,973
-------------------------------------------------------------------
New Britain (City of);
  Series 1992, Unlimited
  Tax GO (INS-MBIA
  Insurance Corp.)
  6.00%, 02/01/11(b)(c)     AAA     Aaa        400          437,080
-------------------------------------------------------------------
North Canaan (City of);
  Series 1991, Unlimited
  Tax GO
  6.50%, 01/15/10(b)         --     A3         125          135,351
-------------------------------------------------------------------
  6.50%, 01/15/11(b)         --     A3         125          138,749
-------------------------------------------------------------------
Somers (City of); Series
  1990, Unlimited Tax GO
  6.00%, 12/01/10(b)         --     A1         190          205,578
-------------------------------------------------------------------
University of Connecticut;
  Series 2000 A, Student
  Fee RB
  6.00%, 11/15/10(b)(e)(f)  NRR     NRR      1,325        1,453,167
-------------------------------------------------------------------
Westbrook (City of);
  Series 1992, Unlimited
  Tax GO (INS-MBIA
  Insurance Corp.)
  6.40%, 03/15/10(b)(c)     AAA     Aaa        380          414,147
===================================================================
                                                         15,817,931
===================================================================

                                           PRINCIPAL
                             RATINGS(a)    AMOUNT
                            S&P   MOODY'S   (000)         VALUE

-------------------------------------------------------------------

DELAWARE-0.05%

Delaware (State of)
  Economic Development
  Authority
  (Osteopathic Hospital
  Association);
  Series 1993 A, RB
  6.75%, 01/01/13(b)(f)     NRR     Aaa     $  250     $    278,400
===================================================================

DISTRICT OF COLUMBIA-0.44%

District of Columbia
  (George Washington
  University);
  Series 2001 A, RB
  (INS-MBIA Insurance
  Corp.)
  5.13%, 09/15/31(b)(c)     AAA     Aaa      1,000        1,028,690
-------------------------------------------------------------------
District of Columbia
  (Gonzaga College High
  School); Series 1999, RB
  (INS-Financial Security
  Assurance Inc.)
  5.38%, 07/01/19(b)(c)     AAA     Aaa      1,055        1,110,693
-------------------------------------------------------------------
District of Columbia
  (Mandarin Oriental Hotel
  Project); Series 2002,
  Tax Increment TAN
  (INS-Financial Security
  Assurance Inc.)
  5.25%, 07/01/22(b)(c)     AAA     Aaa        200          210,456
===================================================================
                                                          2,349,839
===================================================================

FLORIDA-1.29%

Brevard (County of) School
  Board; Series 2006 A,
  COP (INS-Ambac Assurance
  Corp.)
  5.00%, 07/01/22(b)(c)      --     Aaa      1,000        1,042,660
-------------------------------------------------------------------
Crossings at Fleming
  Island Community
  Development District;
  Series 2000 B, Refunding
  Special Assessment RB
  (INS-MBIA Insurance
  Corp.)
  5.80%, 05/01/16(b)(c)     AAA     Aaa      1,000        1,072,740
-------------------------------------------------------------------
Jacksonville (City of)
  Health Facilities
  Authority (Ascension
  Health Credit Group);
  Series 2002 A, RB
  5.25%, 11/15/32(b)         AA     Aa2      1,500        1,554,015
-------------------------------------------------------------------
Miami-Dade (County of)
  (Miami International
  Airport);
  Series 2000 B, Aviation
  RB (INS-Financial
  Guaranty Insurance Co.)
  5.75%, 10/01/29(b)(c)     AAA     Aaa      2,000        2,142,620
-------------------------------------------------------------------
Sunrise (City of) Utility
  System; Series 1998,
  Refunding RB
  (INS-Ambac Assurance
  Corp.)
  5.00%, 10/01/28(b)(c)     AAA     Aaa      1,000        1,054,050
===================================================================
                                                          6,866,085
===================================================================

AIM MUNICIPAL BOND FUND


                                           PRINCIPAL
                             RATINGS(a)    AMOUNT
                            S&P   MOODY'S   (000)         VALUE
-------------------------------------------------------------------

GEORGIA-0.79%

Gilmer (County of)
  Building Authority
  (Courthouse Project);
  Series 2005 A, RB
  (INS-XL Capital
  Assurance Inc.)
  5.00%, 04/01/29(b)(c)     AAA     Aaa     $2,000     $  2,068,060
-------------------------------------------------------------------
Gwinnett (County of) Water
  & Sewer Authority;
  Series 2002, RB
  5.25%, 08/01/12(b)(e)(f)  AAA     Aaa      2,000        2,150,820
===================================================================
                                                          4,218,880
===================================================================

ILLINOIS-6.15%

Bellwood (City of); Series
  2002, Unlimited Tax GO
  (INS-Ambac Assurance
  Corp.)
  5.25%, 12/01/25(b)(c)      --     Aaa      1,000        1,049,820
-------------------------------------------------------------------
Chicago (City of) (Cottage
  View Terrace
  Apartments); Series 2000
  A, FHA/GNMA
  Collateralized
  Multi-Family Housing RB
  (CEP-GNMA)
  6.13%, 02/20/42(b)(d)     AAA     --       1,550        1,607,939
-------------------------------------------------------------------
Chicago (City of); Series
  2001 A, Project &
  Refunding
  Unlimited Tax GO
  5.25%, 01/01/11(b)(e)(f)  AAA     Aaa         65           69,370
-------------------------------------------------------------------
  Series 2001, Special
  Transportation RB
  5.25%, 01/01/27(b)(e)(f)  AAA     Aaa      1,000        1,048,340
-------------------------------------------------------------------
  Series 2001 A Project &
  Refunding Unlimited Tax
  GO (INS-MBIA Insurance
  Corp.)
  5.25%, 01/01/33(b)(c)     AAA     Aaa      3,875        4,016,825
-------------------------------------------------------------------
  Series 2000 C, Project &
  Refunding Unlimited Tax
  GO
  5.50%, 07/01/10(b)(e)(f)  AAA     Aaa      1,755        1,879,552
-------------------------------------------------------------------
  Series 2000 C Project &
  Refunding Unlimited Tax
  GO (INS-Financial
  Guaranty Insurance Co.)
  5.50%, 01/01/40(b)(c)     AAA     Aaa        995        1,046,680
-------------------------------------------------------------------
Cook (County of); Series
  2004 B, Capital
  Improvement Unlimited
  Tax GO (INS-MBIA
  Insurance Corp.)
  5.00%, 11/15/29(b)(c)     AAA     Aaa      1,000        1,030,700
-------------------------------------------------------------------
Freeport (City of); Series
  2000,
  Sewer System
  Improvements
  Unlimited Tax GO
  6.00%, 12/01/10(b)(e)(f)  AAA     Aaa      1,000        1,094,630
-------------------------------------------------------------------
Illinois (State of)
  Department of Central
  Management Services;
  Series 1999, COP
  (INS-MBIA Insurance
  Corp.)
  5.85%, 07/01/19(b)(c)     AAA     Aaa      1,750        1,858,517
-------------------------------------------------------------------

                                           PRINCIPAL
                             RATINGS(a)    AMOUNT
                            S&P   MOODY'S   (000)         VALUE
-------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of)
  Development Finance
  Authority (Adventist
  Health Systems Project);
  Series 1997 A, RB
  (INS-MBIA Insurance
  Corp.)
  6.00%, 11/15/11(b)(c)     AAA     Aaa     $2,500     $  2,718,025
-------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Northwestern
  University); Series
  1997, Adjustable Rate
  Medium Term RB
  5.25%, 11/01/14(b)(e)     AA+     Aa1      1,000        1,071,030
-------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Robert Morris
  College); Series 2000,
  RB
  (INS-MBIA Insurance
  Corp.)
  5.75%, 06/01/20(b)(c)      --     Aaa      1,305        1,337,234
-------------------------------------------------------------------
  5.80%, 06/01/30(b)(c)      --     Aaa      1,000        1,015,210
-------------------------------------------------------------------
Illinois (State of) Health
  Facilities Authority
  (Blessing Hospital);
  Series 1999 A, RB
  (INS-Financial Security
  Assurance Inc.)
  6.00%, 11/15/19(b)(c)     AAA     Aaa      1,000        1,058,370
-------------------------------------------------------------------
Illinois (State of) Health
  Facilities Authority
  (Evangelical Hospital
  Corp.); Series 1992 A,
  Refunding RB
  6.25%, 04/15/22(b)(f)     NRR     Aaa      1,000        1,159,480
-------------------------------------------------------------------
  Series 1992 C, RB
  6.25%, 04/15/22(b)(f)     NRR     NRR      1,150        1,363,187
-------------------------------------------------------------------
Illinois (State of)
  Municipal Electric
  Agency; Series 2006,
  Power Supply RB
  (INS-Financial
  Guaranty Insurance Co.)
  5.00%, 02/01/26(b)(c)     AAA     Aaa      4,000        4,150,000
-------------------------------------------------------------------
Metropolitan Pier &
  Exposition Authority
  (McCormick Place
  Expansion); Series 2002
  A, Capital Appreciation
  Dedicated State Tax RB
  (INS-MBIA
  Insurance Corp.)
  5.25%, 06/15/42(b)(c)     AAA     Aaa      1,000        1,040,830
-------------------------------------------------------------------
  6.97%, 06/15/30(b)(c)(h)  AAA     Aaa      1,000          311,290
-------------------------------------------------------------------
Tazewell (County of)
  Community High School
  District No. 303
  (Pekin); Series 1996,
  Prerefunded Unlimited
  Tax GO
  5.63%, 01/01/07(b)(e)(f)  AAA     Aaa      1,275        1,285,111
-------------------------------------------------------------------
  Unrefunded Unlimited Tax
  GO
  (INS-Financial Guaranty
  Insurance Co.)
  5.63%, 01/01/14(b)(c)     AAA     Aaa        160          161,170
-------------------------------------------------------------------

AIM MUNICIPAL BOND FUND


                                           PRINCIPAL
                             RATINGS(a)    AMOUNT
                            S&P   MOODY'S   (000)         VALUE
-------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Will (County of) School
  District No. 122 (New
  Lenox);
  Series 2000 A,
  Prerefunded Unlimited
  Tax GO
  6.50%, 11/01/10(b)(e)(f)  NRR     Aaa     $   80     $     88,486
-------------------------------------------------------------------
  Series 2000 A
  Prerefunded Unlimited
  Tax GO
  6.50%, 11/01/10(b)(e)(f)  NRR     Aaa        510          564,101
-------------------------------------------------------------------
  Unrefunded Unlimited Tax
  GO
  (INS-Financial Security
  Assurance Inc.)
  6.50%, 11/01/14(b)(c)      --     Aaa        575          634,812
===================================================================
                                                         32,660,709
===================================================================

INDIANA-6.27%

East Allen (County of)
  Multi-School Building
  Corp.; Series 2000,
  First Mortgage RB
  5.75%, 01/15/10(b)(e)(f)  AAA     Aaa        735          781,651
-------------------------------------------------------------------
Hancock (County of) &
  Mount Vernon (City of)
  Multi-School Building
  Corp.; Series 2001A,
  First Mortgage RB
  (CEP-State Aid
  Withholding)
  5.45%, 07/15/11(b)(e)(f)  NRR     NRR      1,000        1,074,260
-------------------------------------------------------------------
Indiana (State of) Bond
  Bank; Series 2000 A,
  Special Program RB
  5.90%, 02/01/10(b)(e)(f)  AAA     Aaa      1,000        1,077,900
-------------------------------------------------------------------
Indiana (State of)
  Transportation Finance
  Authority; Series 2000,
  Prerefunded Highway RB
  5.38%, 12/01/10(b)(e)(f)  NRR     NRR        435          461,722
-------------------------------------------------------------------
  Unrefunded Highway RB
  5.38%, 12/01/25(b)         AA     Aa2      1,565        1,654,737
-------------------------------------------------------------------
Indianapolis (City of)
  Local Public Improvement
  Bond Bank (Waterworks
  Project);
  Series 2002 A, RB
  5.25%, 07/01/12(b)(e)(f)  AAA     Aaa      1,000        1,074,440
-------------------------------------------------------------------
Lafayette (City of);
  Series 2002, Sewer RB
  (INS-MBIA
  Insurance Corp.)
  5.15%, 07/01/24(b)(c)     AAA     Aaa      1,000        1,050,620
-------------------------------------------------------------------
Noblesville (City of)
  Redevelopment Authority
  (Lease Rental 146th
  Street Extension
  Project); Series 2006 A
  Economic Development RB
  5.25%, 08/01/21(b)         A+     --       1,000        1,049,970
-------------------------------------------------------------------
  5.25%, 08/01/25(b)         A+     --       1,570        1,635,689
-------------------------------------------------------------------
Northern Wells (City of)
  Community School
  Building Corp.; Series
  2002, First Mortgage RB
  (INS-Financial Guaranty
  Insurance Co.)
  5.40%, 07/15/23(b)(c)     AAA     Aaa        500          528,325
-------------------------------------------------------------------

                                           PRINCIPAL
                             RATINGS(a)    AMOUNT
                            S&P   MOODY'S   (000)         VALUE

-------------------------------------------------------------------
INDIANA-(CONTINUED)

Petersburg (City of)
  (Indiana Power & Light
  Co.); Series 1991,
  Refunding PCR
  5.75%, 08/01/21(b)        BBB-   Baa1     $4,000     $  4,244,800
-------------------------------------------------------------------
Petersburg (City of)
  Pollution Control
  (Indiana Power &
  Lighting Co.); Series
  1993 B, Refunding PCR
  (INS-MBIA Insurance
  Corp.)
  5.40%, 08/01/17(b)(c)     AAA     Aaa      9,850       10,918,922
-------------------------------------------------------------------
Rockport (City of) (AEP
  Generating Co.); Series
  1995 A, Refunding PCR
  (INS-Ambac Assurance
  Corp.)
  4.15%, 07/01/25(b)(c)     AAA     Aaa      2,000        2,022,280
-------------------------------------------------------------------
Rockville (City of) School
  Building Corp.; Series
  2006, First Mortgage RB
  (INS-Financial Security
  Assurance Inc.)
  5.00%, 07/15/26(b)(c)     AAA     Aaa      3,430        3,558,076
-------------------------------------------------------------------
St. Joseph (County of)
  Hospital Authority
  (Memorial Health
  System); Series 2000,
  Health System RB
  5.63%, 02/15/11(b)(e)(f)  AAA     Aaa      1,000        1,075,760
-------------------------------------------------------------------
Wa-Nee Middle School
  Building Corp.; Series
  2001, First Mortgage
  Unlimited Tax GO
  5.50%, 07/15/11(b)(e)(f)  AAA     Aaa      1,000        1,076,500
===================================================================
                                                         33,285,652
===================================================================

KANSAS-0.54%

Geary (County of) Unified
  School District No. 475;
  Series 2005, School
  Building Unlimited Tax
  GO
  (INS-MBIA Insurance
  Corp.)
  5.25%, 09/01/18(b)(c)      --     Aaa      1,000        1,078,540
-------------------------------------------------------------------
Overland Park (City of)
  Development Corp.
  (Overland Park
  Convention Center Hotel
  Project);
  Series 2001 A, First
  Tier RB
  7.38%, 01/01/32(b)(g)      --     --       1,635        1,786,663
===================================================================
                                                          2,865,203
===================================================================

KENTUCKY-1.17%

Newport (City of) Kentucky
  League of Cities Funding
  Trust; Series 2002,
  Lease Program VRD RB
  (LOC-U.S. Bank, N.A.)
  3.66%, 04/01/32(i)(j)(k)   --     Aa1      6,198        6,198,000
===================================================================

AIM MUNICIPAL BOND FUND


                                           PRINCIPAL
                             RATINGS(a)    AMOUNT
                            S&P   MOODY'S   (000)         VALUE
-------------------------------------------------------------------

LOUISIANA-4.40%

Jefferson (City of) Sales
  Tax District; Series
  2005, Special Sales Tax
  RB
  (INS-Ambac Assurance
  Corp.)
  5.00%, 12/01/21(b)(c)     AAA     Aaa     $1,240     $  1,295,378
-------------------------------------------------------------------
Lafayette (City of);
  Series 2000 A, Public
  Improvement Sales Tax RB
  (INS-Financial Guaranty
  Insurance Co.)
  5.50%, 03/01/23(b)(c)     AAA     Aaa      2,360        2,480,101
-------------------------------------------------------------------
Louisiana (State of) Local
  Government Environmental
  Facilities & Community
  Development Authority
  (Parking Facilities
  Corp. Garage Project);
  Series 2001 A, RB
  (INS-Ambac Assurance
  Corp.)
  5.20%, 10/01/20(b)(c)     AAA     Aaa      1,760        1,837,475
-------------------------------------------------------------------
Louisiana (State of) Local
  Government Environmental
  Facilities & Community
  Development Authority;
  Series 2000 A, Capital
  Projects & Equipment
  Acquisitions RB
  (INS-Ambac Assurance
  Corp.)
  6.30%, 07/01/30(b)(c)     AAA     Aaa      2,000        2,269,200
-------------------------------------------------------------------
  Series 2000, Capital
  Projects & Equipment
  Acquisitions RB
  (INS-ACA Financial
  Guaranty Corp.)
  6.55%, 09/01/25(b)(c)      A      --       6,020        6,610,141
-------------------------------------------------------------------
Louisiana (State of)
  Public Facilities
  Authority (Ochsner
  Clinic Foundation
  Project);
  Series 2002 B, RB
  5.50%, 05/15/32(b)         --     A3       1,000        1,022,610
-------------------------------------------------------------------
Louisiana (State of)
  Public Facilities
  Authority (Tulane
  University); Series
  1996, RB
  6.00%, 10/01/06(b)(e)(f)  AAA     Aaa      2,500        2,559,025
-------------------------------------------------------------------
  Series 2002 A, RB
  (INS-Ambac Assurance
  Corp.)
  5.13%, 07/01/27(b)(c)     AAA     Aaa      2,100        2,168,481
-------------------------------------------------------------------
Ouachita (Parish of)
  Hospital Service
  District No. 1 (Glenwood
  Regional Medical
  Center); Series 1996,
  Refunding Hospital RB
  (INS-Financial Security
  Assurance Inc.)
  5.70%, 05/15/16(b)(c)     AAA     Aaa      1,000        1,052,970
-------------------------------------------------------------------

                                           PRINCIPAL
                             RATINGS(a)    AMOUNT
                            S&P   MOODY'S   (000)         VALUE
-------------------------------------------------------------------

LOUISIANA-(CONTINUED)

St. John Baptist (Parish
  of) Sales Tax District;
  Series 1987, RB
  7.60%, 01/01/08(b)(f)     NRR     NRR     $  500     $    526,045
-------------------------------------------------------------------
  7.60%, 01/01/09(b)(f)     NRR     NRR        500          543,030
-------------------------------------------------------------------
Tangipahoa (Parish of)
  Hospital Service
  District No. 1 (North
  Oaks Medical Center
  Project); Series 2003 A,
  Refunding Hospital RB
  5.00%, 02/01/25(b)         A      --       1,000        1,008,260
===================================================================
                                                         23,372,716
===================================================================

MAINE-0.25%

Maine (State of) Housing
  Authority; Series 1999
  E-1, Mortgage RB
  5.85%, 11/15/20(b)        AA+     Aa1      1,305        1,337,299
===================================================================

MARYLAND-0.19%

Maryland (State of) Health
  & Higher Educational
  Facilities Authority
  (University of Maryland
  Medical System); Series
  2001, RB
  5.25%, 07/01/28(b)         A+     A3       1,000        1,026,470
===================================================================

MASSACHUSETTS-2.96%

Boston (City of) Water &
  Sewer Commission; Series
  1993 A, Sr. RB (INS-MBIA
  Insurance Corp.)
  5.25%, 11/01/19(b)(c)     AAA     Aaa      5,385        5,914,292
-------------------------------------------------------------------
Massachusetts (State of)
  Bay Transportation
  Authority; Series 2002
  A, Sr. Sales Tax RB
  5.00%, 07/01/12(b)(e)(f)  AAA     NRR      1,500        1,591,995
-------------------------------------------------------------------
Massachusetts (State of)
  Development Finance
  Agency (Boston
  University); Series 1999
  P, RB
  6.00%, 05/15/59(b)        BBB+    A3       5,500        6,311,470
-------------------------------------------------------------------
Massachusetts (State of)
  Development Finance
  Agency (College Issue);
  Series 2003 B, RB
  (CEP-XL Capital Ltd.)
  5.25%, 07/01/33(b)        AAA     Aaa      1,000        1,049,530
-------------------------------------------------------------------
Massachusetts (State of);
  Series 2000 A, Consumer
  Lien Limited Tax GO
  5.75%, 02/01/09(b)         AA     Aa2        785          821,290
===================================================================
                                                         15,688,577
===================================================================

MICHIGAN-5.51%

Allegan (City of) Public
  School District Series
  2000,
  Unlimited Tax GO
  5.75%, 05/01/10(b)(e)(f)  AAA     Aaa        500          534,240
-------------------------------------------------------------------
Almont (City of) Community
  Schools; Series 2002,
  Refunding School
  Building & Site
  Unlimited Tax GO
  5.00%, 05/01/12(b)(e)(f)  NRR     NRR      1,000        1,064,380
-------------------------------------------------------------------

AIM MUNICIPAL BOND FUND


                                           PRINCIPAL
                             RATINGS(a)    AMOUNT
                            S&P   MOODY'S   (000)         VALUE
-------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Bullock Creek School
  District; Series 2000,
  Unlimited Tax GO
  5.50%, 05/01/10(b)(e)(f)  NRR     NRR     $1,000     $  1,058,040
-------------------------------------------------------------------
Caledonia (City of)
  Community Schools;
  Series 2000,
  Unlimited Tax GO
  5.50%, 05/01/10(b)(e)(f)  AAA     Aaa      1,000        1,058,040
-------------------------------------------------------------------
Chippewa Valley Schools;
  Series 2002, Refunding
  Unlimited Tax GO
  5.13%, 05/01/27(b)         AA     Aa2      1,000        1,038,950
-------------------------------------------------------------------
  Series 2005, Refunding
  Unlimited Tax GO
  (INS-MBIA
  Insurance Corp.)
  5.00%, 05/01/24(b)(c)     AAA     Aaa      1,850        1,920,208
-------------------------------------------------------------------
Detroit (City of) Water
  Supply System; Series
  2001 A,
  Sr. Lien RB
  (INS-Financial Guaranty
  Insurance Co.)
  5.00%, 07/01/30(b)(c)     AAA     Aaa      5,000        5,113,300
-------------------------------------------------------------------
  Sr. Lien RB
  5.25%, 07/01/11(b)(e)(f)  AAA     Aaa      1,655        1,758,487
-------------------------------------------------------------------
  Unrefunded Sr. Lien RB
  (INS-Financial Guaranty
  Insurance Co.)
  5.25%, 07/01/33(b)(c)     AAA     Aaa      1,845        1,964,611
-------------------------------------------------------------------
Jackson (City of)
  Brownfield Redevelopment
  Authority; Series 2002,
  Tax Increment TAN
  (INS-Financial Guaranty
  Insurance Co.)
  5.13%, 06/01/24(b)(c)     AAA     Aaa      1,000        1,042,590
-------------------------------------------------------------------
Lake Orion (City of)
  Community School
  District; Series 2000 A,
  Unlimited Tax GO
  6.00%, 05/01/10(b)(e)(f)  AAA     Aaa        500          536,760
-------------------------------------------------------------------
Michigan (State of)
  Hospital Finance
  Authority (Ascension
  Health Credit); Series
  1999 A, RB (INS-MBIA
  Insurance Corp.)
  5.50%, 11/15/07(b)(c)     AAA     Aaa      3,000        3,062,340
-------------------------------------------------------------------
Michigan (State of)
  Municipal Bond Authority
  (Drinking Water
  Revolving Fund); Series
  2000, RB
  5.50%, 10/01/10(b)(e)(f)  AAA     Aaa      1,000        1,074,560
-------------------------------------------------------------------
Michigan (State of) Public
  Power Agency (Combustion
  Turbine No. 1 Project);
  Series 2001 A, RB
  (INS-Ambac Assurance
  Corp.)
  5.25%, 01/01/24(b)(c)     AAA     Aaa      2,500        2,625,775
-------------------------------------------------------------------

                                           PRINCIPAL
                             RATINGS(a)    AMOUNT
                            S&P   MOODY'S   (000)         VALUE

-------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Newaygo (City of) Public
  Schools; Series 2000,
  Unlimited Tax GO
  5.50%, 05/01/10(b)(e)(f)  NRR     NRR     $1,000     $  1,058,040
-------------------------------------------------------------------
Ypsilanti (City of) School
  District; Series 1996,
  Refunding
  Unlimited Tax GO
  5.75%, 05/01/07(b)(e)(f)  AAA     Aaa      2,100        2,131,962
-------------------------------------------------------------------
  5.75%, 05/01/07(b)(e)(f)  AAA     Aaa      2,175        2,208,103
===================================================================
                                                         29,250,386
===================================================================

MINNESOTA-0.20%

Minneapolis (City of);
  Series 2000 A, Parking
  Ramp Unlimited Tax GO
  5.90%, 12/01/20(b)        AAA     Aa1      1,000        1,079,290
===================================================================

MISSISSIPPI-1.14%

Mississippi (State of)
  Higher Education
  Assistance Corp.;
  Sub-Series 1994 C, RB
  (CEP-Gtd. Student Loans)
  7.50%, 09/01/09(b)(d)      --     A2       5,000        5,014,500
-------------------------------------------------------------------
Mississippi (State of)
  Hospital Equipment &
  Facilities Authority
  (Forrest County General
  Hospital Project);
  Series 2000, RB
  (INS-Financial Security
  Assurance Inc.)
  5.50%, 01/01/27(b)(c)      --     Aaa      1,000        1,043,610
===================================================================
                                                          6,058,110
===================================================================

MISSOURI-1.52%

Jasper (County of)
  Reorganized School
  District No. R-9
  (Missouri Direct Deposit
  Program); Series 2006,
  Unlimited Tax GO
  (INS-Financial Security
  Assurance Inc.)
  5.00%, 03/01/22(b)(c)     AAA     --       1,000        1,054,450
-------------------------------------------------------------------
Miller (County of)
  Reorganized School
  District No. 2; Series
  2006, Unlimited Tax GO
  (INS-Financial Security
  Assurance Inc.)
  5.00%, 03/01/21(b)(c)     AAA     --       1,000        1,052,840
-------------------------------------------------------------------
Missouri (State of)
  Environmental
  Improvement & Energy
  Resources Authority
  (State Revolving Fund);
  Series 1995 C,
  Unrefunded Water PCR
  5.85%, 01/01/10(b)         --     Aaa        270          271,582
-------------------------------------------------------------------
Missouri (State of) Health
  & Educational Facilities
  Authority (Washington
  University Project);
  Series 2001 A,
  Educational Facilities
  RB
  5.13%, 06/15/41(b)        AAA     Aa1      4,000        4,127,360
-------------------------------------------------------------------

AIM MUNICIPAL BOND FUND


                                           PRINCIPAL
                             RATINGS(a)    AMOUNT
                            S&P   MOODY'S   (000)         VALUE
-------------------------------------------------------------------
MISSOURI-(CONTINUED)

Missouri (State of)
  Housing Development
  Commission; Series 2001
  II, Multi-Family Housing
  RB (CEP-FHA)
  5.38%, 12/01/18(b)         AA     --      $  475     $    489,678
-------------------------------------------------------------------
Neosho (City of)
  Reorganized School
  District No. R 05
  (Direct Deposit
  Program); Series 2006,
  School Building
  Unlimited Tax GO
  (INS-Financial Security
  Assurance Inc.)
  5.00%, 03/01/23(b)(c)     AAA     --       1,000        1,051,240
===================================================================
                                                          8,047,150
===================================================================

MONTANA-0.12%

Montana (State of)
  Facility Finance
  Authority (Mission Ridge
  Project); Series 2002,
  VRD RB
  (LOC-LaSalle Bank N.A.)
  3.66%,
  08/01/27(g)(i)(j)(k)       --     --         634          634,000
===================================================================

NEBRASKA-0.20%

Omaha (City of) Public
  Power District; Series
  2002 A, Electric RB
  5.20%, 02/01/10(b)(e)(f)  NRR     NRR      1,000        1,046,410
===================================================================

NEVADA-3.25%

Boulder City (City of)
  (Boulder City Hospital
  Inc. Project); Series
  1998, Refunding Hospital
  RB
  5.85%, 01/01/22(b)(g)      --     --         500          502,115
-------------------------------------------------------------------
Clark (County of) Bond
  Bank; Series 2001,
  Limited Tax GO
  (INS-Financial Guaranty
  Insurance Co.)
  5.00%, 06/01/31(b)(c)     AAA     Aaa      5,000        5,094,050
-------------------------------------------------------------------
Clark (County of); Series
  2001 B, Airport
  Sub.-Lien RB
  5.13%, 07/01/11(b)(e)(f)  AAA     Aaa      2,250        2,380,275
-------------------------------------------------------------------
  Series 2004 A-2, Airport
  Sub.-Lien RB
  (INS-Financial Guaranty
  Insurance Co.)
  5.13%, 07/01/25(b)(c)     AAA     Aaa      1,000        1,043,200
-------------------------------------------------------------------
  5.13%, 07/01/27(b)(c)     AAA     Aaa      1,000        1,040,500
-------------------------------------------------------------------
  Series 2001 B, Airport
  Sub.-Lien RB
  5.25%, 07/01/11(b)(e)(f)  AAA     Aaa      1,500        1,595,175
-------------------------------------------------------------------
Humboldt (County of)
  (Sierra Pacific
  Project); Series 1987,
  Refunding PCR (INS-Ambac
  Assurance Corp.)
  6.55%, 10/01/13(b)(c)     AAA     Aaa      3,000        3,096,930
-------------------------------------------------------------------

                                           PRINCIPAL
                             RATINGS(a)    AMOUNT
                            S&P   MOODY'S   (000)         VALUE

-------------------------------------------------------------------
NEVADA-(CONTINUED)

Reno (City of)
  Redevelopment Agency;
  Series 1995 A, Refunding
  Sub. TAN
  6.00%, 06/01/10(b)         --     Ba2     $1,185     $  1,187,287
-------------------------------------------------------------------
Truckee Meadows Water
  Authority; Series 2001
  A, Water RB
  (INS-Financial Security
  Assurance Inc.)
  5.13%, 07/01/30(b)(c)     AAA     Aaa      1,250        1,290,150
===================================================================
                                                         17,229,682
===================================================================

NEW JERSEY-1.71%

New Jersey (State of)
  Economic Development
  Authority (Continental
  Airlines, Inc. Project);
  Series 1999 Special
  Facility RB
  6.40%, 09/15/23(b)(d)      B     Caa2      1,000        1,027,210
-------------------------------------------------------------------
  Series 2000 Special
  Facility RB
  7.00%, 11/15/30(b)(d)      B     Caa2      4,000        4,195,280
-------------------------------------------------------------------
New Jersey (State of)
  Health Care Facilities
  Financing Authority (St.
  Peters University
  Hospital); Series 2000
  A, RB
  6.88%, 07/01/20(b)        BBB+   Baa1        500          550,405
-------------------------------------------------------------------
New Jersey (State of)
  Tobacco Settlement
  Financing Corp.; Series
  2002, Asset-Backed RB
  5.38%, 06/01/18(b)        BBB    Baa3      1,500        1,518,195
-------------------------------------------------------------------
New Jersey (State of)
  Transportation Trust
  Fund Authority; Series
  1999 A Transportation
  System RB
  5.50%, 06/15/10(b)(f)     AAA     Aaa      1,440        1,526,127
-------------------------------------------------------------------
  5.50%, 06/15/10(b)        AA-     A1         230          243,841
===================================================================
                                                          9,061,058
===================================================================

NEW MEXICO-0.62%

New Mexico (State of)
  Finance Authority (Sr.
  Lien Public Project);
  Series 2006 B, Revolving
  Fund RB (INS-MBIA
  Insurance Corp.)
  5.00%, 06/01/26(b)(c)     AAA     Aaa      2,000        2,075,380
-------------------------------------------------------------------
Santa Fe (City of); Series
  2006 B, Refunding Gross
  Receipts Tax RB
  (INS-Financial Security
  Assurance Inc.)
  5.00%, 06/01/22(b)(c)     AAA     Aaa      1,185        1,241,169
===================================================================
                                                          3,316,549
===================================================================

NEW YORK-4.57%

Metropolitan
  Transportation Authority
  (Dedicated Tax Fund);
  Series 2000 A, RB
  5.88%, 04/01/10(b)(e)(f)  AAA     Aaa      1,500        1,609,605
-------------------------------------------------------------------
Metropolitan
  Transportation Authority
  (Service Contract);
  Series 2002 A, Refunding
  RB
  5.13%, 01/01/29(b)        AA-     A1       1,000        1,031,040
-------------------------------------------------------------------

AIM MUNICIPAL BOND FUND


                                           PRINCIPAL
                             RATINGS(a)    AMOUNT
                            S&P   MOODY'S   (000)         VALUE
-------------------------------------------------------------------
NEW YORK-(CONTINUED)

New York & New Jersey
  (States of) Port
  Authority (Consolidated
  Ninety-Third); Series
  1994, RB
  6.13%, 06/01/94(b)        AA-     A1      $5,250     $  6,159,983
-------------------------------------------------------------------
New York (City of)
  Municipal Water Finance
  Authority; Series 1996
  A, Unrefunded Water &
  Sewer System RB
  (INS-Financial Guaranty
  Insurance Co.)
  5.50%, 06/15/24(b)(c)     AAA     Aaa        295          299,525
-------------------------------------------------------------------
  Series 1997 B, Water &
  Sewer System RB
  5.75%, 06/15/07(b)(e)(f)  NRR     NRR      3,850        3,953,796
-------------------------------------------------------------------
  Series 2000 B,
  Prerefunded Water &
  Sewer System RB
  6.00%, 06/15/10(b)(e)(f)  NRR     NRR        935        1,019,178
-------------------------------------------------------------------
  Unrefunded Water & Sewer
  System RB
  6.00%, 06/15/33(b)        AA+     Aa2        565          612,251
-------------------------------------------------------------------
New York (City of)
  Triborough Bridge &
  Tunnel Authority; Series
  1993 B, General Purpose
  RB
  5.00%, 01/01/20(b)(f)     AAA     NRR      1,935        2,072,133
-------------------------------------------------------------------
  Series 2006 A, General
  Purpose RB
  5.00%, 11/15/35(b)        AA-     Aa2      1,000        1,032,410
-------------------------------------------------------------------
  Series 1992 Y, General
  Purpose RB
  5.50%, 01/01/17(b)(f)     AAA     NRR      2,900        3,186,955
-------------------------------------------------------------------
New York (City of) Tobacco
  Settlement Asset-Backed
  Bonds Inc.; Series 2006
  1, RB
  5.00%, 06/01/26(b)        BBB     --       2,500        2,490,475
-------------------------------------------------------------------
New York (State of)
  Environmental Facilities
  Corp. (State Water
  Revolving Project);
  Series 1991 E,
  Unrefunded PCR
  6.88%, 06/15/10(b)        AAA     Aaa        785          785,966
===================================================================
                                                         24,253,317
===================================================================

NORTH CAROLINA-1.04%

Burke (County of); Series
  2006 A, COP (INS-Ambac
  Assurance Corp.)
  5.00%, 04/01/25(b)(c)     AAA     Aaa        470          488,969
-------------------------------------------------------------------
North Carolina (State of)
  Eastern Municipal Power
  Agency; Series 1993 A,
  Power System RB
  6.13%, 01/01/10(b)(f)     AAA     Aaa      1,500        1,612,020
-------------------------------------------------------------------
North Carolina (State of)
  Housing Finance Agency;
  Series 1996 II, Single
  Family RB (CEP-FHA)
  6.20%, 03/01/16(b)         AA     Aa2        210          213,398
-------------------------------------------------------------------

                                           PRINCIPAL
                             RATINGS(a)    AMOUNT
                            S&P   MOODY'S   (000)         VALUE

-------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of)
  Municipal Power Agency
  (No. 1 Catawba Electric
  Project); Series 1990
  Refunding RB
  6.50%, 01/01/10(b)(f)     AAA     NRR     $  260     $    282,511
-------------------------------------------------------------------
  Series 1992 Refunding RB
  7.25%, 01/01/07(b)        BBB+    A3       2,890        2,929,593
===================================================================
                                                          5,526,491
===================================================================

OHIO-2.14%

Cleveland (City of)
  Waterworks; Series 1993
  G, Refunding First
  Mortgage RB (INS-MBIA
  Insurance Corp.)
  5.50%, 01/01/21(b)(c)     AAA     Aaa      3,300        3,678,609
-------------------------------------------------------------------
Cuyahoga (County of);
  Series 2003 A, Refunding
  RB
  5.50%, 01/01/29(b)         A+     Aa3      2,000        2,107,860
-------------------------------------------------------------------
Greater Cleveland Regional
  Transportation
  Authority; Series 2004,
  Refunding Capital
  Improvement Limited Tax
  GO
  (INS-MBIA Insurance
  Corp.)
  5.00%, 12/01/23(b)(c)      --     Aaa      1,220        1,271,374
-------------------------------------------------------------------
Montgomery (County of)
  (Grandview Hospital &
  Medical Center); Series
  1997, Refunding Hospital
  RB
  5.50%, 12/01/09(b)(e)(f)  NRR     NRR      1,000        1,052,930
-------------------------------------------------------------------
Plain (City of) Local
  School District; Series
  2000, Prerefunded
  Unlimited Tax GO
  6.00%, 06/01/11(b)(e)(f)  NRR     Aaa        410          449,610
-------------------------------------------------------------------
  Unrefunded Unlimited Tax
  GO
  (INS-Financial Guaranty
  Insurance Co.)
  6.00%, 12/01/25(b)(c)      --     Aaa         90           97,744
-------------------------------------------------------------------
Stark (County of) Lake
  Ohio Local School
  District; Series 2000,
  Unlimited Tax GO
  5.75%, 12/01/10(b)(e)(f)  AAA     Aaa      2,500        2,695,825
===================================================================
                                                         11,353,952
===================================================================

OKLAHOMA-4.15%

Jenks (City of) Aquarium
  Authority; Series 2000,
  First Mortgage RB
  6.00%, 07/01/10(b)(e)(f)  NRR     Aaa        800          871,192
-------------------------------------------------------------------
Langston (City of)
  Economic Development
  Authority (Langston
  University/Student
  Housing Project); Series
  2006 A, RB
  (INS-ACA Financial
  Guaranty Corp.)
  4.75%, 05/01/21(b)(c)      A      --       1,000          992,600
-------------------------------------------------------------------
Mustang (City of)
  Improvement Authority;
  Series 1999, Utility RB
  5.70%, 10/01/09(b)(e)(f)  NRR     Aaa      1,500        1,613,490
-------------------------------------------------------------------

AIM MUNICIPAL BOND FUND


                                           PRINCIPAL
                             RATINGS(a)    AMOUNT
                            S&P   MOODY'S   (000)         VALUE
-------------------------------------------------------------------
OKLAHOMA-(CONTINUED)

Oklahoma (County of)
  Finance Authority
  (Oxford Oaks Apartments
  Projects); Series 2000,
  Refunding Multi-Family
  Housing VRD RB
  (CEP-Federal National
  Mortgage Association)
  3.66%, 07/15/30(i)(j)     AAA     --      $5,225     $  5,225,000
-------------------------------------------------------------------
Oklahoma (State of)
  Development Finance
  Authority (St. John
  Health System); Series
  1999, Refunding RB
  5.75%, 02/15/18(b)         AA     Aa3        675          714,987
-------------------------------------------------------------------
  5.75%, 02/15/25(b)         AA     Aa3      1,750        1,839,757
-------------------------------------------------------------------
Oklahoma (State of) Water
  Resource Board; Series
  2006 B, Refunding State
  Loan Program RB
  5.00%, 10/01/19(b)        AAA     --       1,430        1,520,748
-------------------------------------------------------------------
  5.00%, 10/01/20(b)        AAA     --       1,235        1,309,174
-------------------------------------------------------------------
  5.00%, 10/01/21(b)        AAA     --       1,285        1,357,834
-------------------------------------------------------------------
  5.00%, 10/01/22(b)        AAA     --       1,745        1,839,492
-------------------------------------------------------------------
  5.00%, 10/01/23(b)        AAA     --       1,000        1,051,630
-------------------------------------------------------------------
  5.00%, 10/01/24(b)        AAA     --       1,000        1,049,120
-------------------------------------------------------------------
Oklahoma City (City of)
  Airport Trust; Series
  2000 A, Jr. 27th Lien RB
  (INS-Financial Security
  Assurance Inc.)
  5.13%, 07/01/20(b)(c)     AAA     Aaa      2,575        2,663,734
===================================================================
                                                         22,048,758
===================================================================

OREGON-0.40%

Clackamas (County of)
  School District No. 7J
  (Lake Oswego); Series
  2005, Refunding
  Unlimited Tax GO
  (INS-Financial Security
  Assurance Inc.)
  5.25%, 06/01/23(b)(c)      --     Aaa      1,920        2,126,995
===================================================================

PENNSYLVANIA-1.07%

Allegheny (County of)
  Higher Education
  Building Authority
  (Carnegie Mellon
  University); Series
  2002, University RB
  5.25%, 03/01/32(b)        AA-     --       1,500        1,560,150
-------------------------------------------------------------------
Allegheny (County of) Port
  Authority; Series 1999,
  Special Transportation
  RB
  6.13%, 03/01/09(b)(e)(f)  AAA     Aaa      1,000        1,067,150
-------------------------------------------------------------------
Clarion (County of)
  Industrial Development
  Authority (Beverly
  Enterprises, Inc.
  Project); Series 2001,
  Refunding Health
  Facilities IDR (Acquired
  02/22/01; Cost
  $1,045,000)
  7.38%, 12/01/08(b)(g)(l)   --     --       1,045        1,056,276
-------------------------------------------------------------------

                                           PRINCIPAL
                             RATINGS(a)    AMOUNT
                            S&P   MOODY'S   (000)         VALUE

-------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

East Allegheny (County of)
  School District; Series
  2006, Refunding
  Unlimited Tax GO (INS-XL
  Capital Assurance Inc.)
  4.38%, 04/01/25(b)(c)     AAA     Aaa     $1,000     $    967,100
-------------------------------------------------------------------
Pennsylvania (State of)
  Turnpike Commission;
  Series 2006 A, Turnpike
  RB (INS-Ambac Assurance
  Corp.)
  5.00%, 12/01/26(b)(c)     AAA     Aaa      1,000        1,045,770
===================================================================
                                                          5,696,446
===================================================================

PUERTO RICO-0.50%

Children's Trust Fund;
  Series 2000, Tobacco
  Settlement RB
  6.00%, 07/01/10(b)(e)(f)  AAA     NRR      1,000        1,078,460
-------------------------------------------------------------------
Government Development
  Bank for Puerto Rico
  Series 2006 C, Sr. Notes
  RB 5.25%, 01/01/15(b)(d)  BBB    Baa3      1,500        1,564,125
===================================================================
                                                          2,642,585
===================================================================

RHODE ISLAND-0.25%

Providence (City of)
  Public Building
  Authority; Series 2000
  A, RB
  (INS-Financial Security
  Assurance Inc.)
  5.75%, 12/15/16(b)(c)     AAA     Aaa      1,210        1,310,757
===================================================================

SOUTH CAROLINA-2.43%

Kershaw (County of) Public
  Schools Foundation
  (Kershaw County School
  District Project);
  Series 2006, Installment
  Purchase RB (INS-CIFG
  Assurance North America,
  Inc.)
  5.00%, 12/01/28(b)(c)     AAA     Aaa      3,500        3,608,045
-------------------------------------------------------------------
Myrtle Beach (City of);
  Series 2004 A,
  Hospitality Fee RB
  (INS-Financial Guaranty
  Insurance Co.)
  5.38%, 06/01/24(b)(c)     AAA     Aaa      1,150        1,237,687
-------------------------------------------------------------------
South Carolina (State of)
  Jobs Economic
  Development Authority
  (Palmetto Health
  Alliance); Series 2000
  A, Hospital Facilities
  Improvement RB
  7.13%, 12/15/10(b)(e)(f)  NRR     NRR      1,000        1,144,300
-------------------------------------------------------------------
South Carolina (State of)
  Jobs- Economic
  Development Authority
  (Bon Secours-St. Francis
  Medical Center Inc.);
  Series 2002 A, Economic
  Development RB
  5.50%, 11/15/23(b)         A-     A3       2,000        2,093,780
-------------------------------------------------------------------
South Carolina (State of)
  Jobs- Economic
  Development Authority
  (Palmetto Health
  Alliance); Series 2003 A
  Refunding Hospital
  Facilities RB
  6.13%, 08/01/23(b)        BBB+   Baa1      1,500        1,601,310
-------------------------------------------------------------------
  6.25%, 08/01/31(b)        BBB+   Baa1      1,000        1,075,460
-------------------------------------------------------------------

AIM MUNICIPAL BOND FUND


                                           PRINCIPAL
                             RATINGS(a)    AMOUNT
                            S&P   MOODY'S   (000)         VALUE
-------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of)
  Transportation
  Infrastructure Bank;
  Series 2001 A, RB
  5.00%, 10/01/11(b)(e)(f)  NRR     Aaa     $1,000     $  1,056,190
-------------------------------------------------------------------
Tobacco Settlement Revenue
  Management Authority;
  Series 2001 B,
  Tobacco Settlement RB
  6.38%, 05/15/28(b)        BBB    Baa3      1,000        1,069,620
===================================================================
                                                         12,886,392
===================================================================

SOUTH DAKOTA-0.79%

Aberdeen (City of) School
  District No. 6-1; Series
  2000,
  Unlimited Tax GO
  5.45%, 01/01/11(b)(e)(f)  AAA     Aaa      3,940        4,203,231
===================================================================

TENNESSEE-1.72%

Franklin (City of)
  Industrial Development
  Board (Landings
  Apartment Project);
  Series 1996 A, Refunding
  Multi-Family Housing RB
  (INS-Financial Security
  Assurance Inc.)
  5.75%, 04/01/10(b)(c)     AAA     Aaa        450          459,823
-------------------------------------------------------------------
Knox (County of) First
  Utility District; Series
  2006, Water & Sewer RB
  (INS-MBIA Insurance
  Corp.)
  5.00%, 12/01/20(b)(c)      --     Aaa      1,470        1,556,260
-------------------------------------------------------------------
  5.00%, 12/01/23(b)(c)      --     Aaa      1,705        1,790,523
-------------------------------------------------------------------
Robertson & Sumner
  (Counties of) White
  House Utility District;
  Series 2000, Water &
  Sewer RB
  6.00%, 01/01/10(b)(e)(f)  NRR     Aaa      1,000        1,070,720
-------------------------------------------------------------------
Sevier (County of) Public
  Building Authority
  (Local Government Public
  Improvement); Series
  1995 A,
  VRD RB (INS-Ambac
  Assurance Corp.)
  3.66%, 06/01/15(c)(i)(j)  AAA     Aaa      1,110        1,110,000
-------------------------------------------------------------------
Shelby (County of) Health,
  Educational & Housing
  Facilities Board (Kirby
  Pines Retirement
  Community); Series 1997
  A,
  Health Care Facilities
  RB
  6.25%, 11/15/16(b)(g)      --     --       1,000        1,025,350
-------------------------------------------------------------------
Tennessee (State of)
  Energy Acquisition
  Corp.; Series 2006 A,
  Gas RB
  5.00%, 09/01/16(b)         A+     Aa3      2,000        2,108,440
===================================================================
                                                          9,121,116
===================================================================

                                           PRINCIPAL
                             RATINGS(a)    AMOUNT
                            S&P   MOODY'S   (000)         VALUE

-------------------------------------------------------------------

TEXAS-20.27%

Allen (City of)
  Independent School
  District; Series 2000 A,
  Prerefunded Unlimited
  Tax GO (CEP-Texas
  Permanent School Fund)
  5.95%, 02/15/10(b)(e)(f)  AAA     Aaa     $  960     $  1,028,611
-------------------------------------------------------------------
  Series 2000, Unrefunded
  Unlimited Tax GO
  (CEP-Texas Permanent
  School Fund)
  5.95%, 02/15/25(b)        AAA     Aaa        640          681,382
-------------------------------------------------------------------
Austin (City of); Series
  1999, Refunding Hotel
  Occupancy Tax Sub.-Lien
  RB
  5.80%, 11/15/09(b)(e)(f)  AAA     Aaa      1,000        1,063,030
-------------------------------------------------------------------
Bexar (County of) Housing
  Finance Corp. (Dymaxion
  & Marbach Park
  Apartments); Series 2000
  A,
  Multi-Family Housing RB
  (INS-MBIA Insurance
  Corp.)
  6.10%, 08/01/30(b)(c)      --     Aaa      1,000        1,051,090
-------------------------------------------------------------------
Brazos (County of) Health
  Facilities Development
  Corp. (Franciscan
  Services Corp. Obligated
  Group); Series 1997 A,
  RB (INS-MBIA Insurance
  Corp.)
  5.38%, 01/01/22(b)(c)     AAA     Aaa      1,250        1,289,750
-------------------------------------------------------------------
Carroll (City of)
  Independent School
  District; Series 2001,
  Refunding Unlimited Tax
  GO (CEP-Texas Permanent
  School Fund)
  5.25%, 02/15/33(b)        AAA     Aaa      1,350        1,401,165
-------------------------------------------------------------------
Carrollton (City of);
  Series 1996, Limited Tax
  GO
  5.75%, 08/15/06(b)(e)(f)  NRR     NRR      1,000        1,000,670
-------------------------------------------------------------------
Cisco (City of) Junior
  College District; Series
  2002, Refunding
  Consolidated RB
  (INS-Ambac Assurance
  Corp.)
  5.25%, 07/01/26(b)(c)      --     Aaa      1,000        1,044,840
-------------------------------------------------------------------
Cleveland (City of)
  Independent School
  District; Series 2001,
  Unlimited Tax GO
  (CEP-Texas Permanent
  School Fund)
  5.13%, 02/01/31(b)        AAA     Aaa      2,000        2,047,900
-------------------------------------------------------------------
Comal (County of)
  Independent School
  District; Series 2001
  Refunding School
  Building Unlimited Tax
  GO (CEP-Texas Permanent
  School Fund)
  5.25%, 02/01/28(b)         --     Aaa      2,000        2,081,880
-------------------------------------------------------------------
  Series 1999 Refunding
  Unlimited Tax GO
  (CEP-Texas Permanent
  School Fund)
  5.75%, 08/01/09(b)(e)(f)  NRR     Aaa      1,000        1,054,990
-------------------------------------------------------------------
Denton (City of) Utility
  System; Series 2000 A,
  RB
  5.40%, 12/01/10(b)(e)(f)  AAA     Aaa      1,000        1,064,470
-------------------------------------------------------------------

AIM MUNICIPAL BOND FUND


                                           PRINCIPAL
                             RATINGS(a)    AMOUNT
                            S&P   MOODY'S   (000)         VALUE
-------------------------------------------------------------------
TEXAS-(CONTINUED)

Duncanville (City of)
  Independent School
  District; Series 2006,
  Refunding Unlimited Tax
  GO
  (CEP-Texas Permanent
  School Fund)
  4.63%, 02/15/29(b)        AAA     Aaa     $1,000     $    982,800
-------------------------------------------------------------------
Galena Park (City of)
  Independent School
  District; Series 1996,
  Refunding Capital
  Appreciation Unlimited
  Tax GO (CEP-Texas
  Permanent School Fund)
  9.29%, 08/15/23(b)(h)      --     Aaa      2,000          885,640
-------------------------------------------------------------------
Grapevine (City of);
  Series 2000 GO, Limited
  Tax Ctfs.
  5.88%, 08/15/10(b)(e)(f)  AAA     Aaa      1,610        1,735,693
-------------------------------------------------------------------
Harris (County of) Health
  Facilities Development
  Corp. (Memorial Hermann
  Health Care);
  Series 2001 A, Hospital
  RB
  6.38%, 06/01/11(b)(e)(f)  NRR     NRR        750          839,250
-------------------------------------------------------------------
Harris (County of) Health
  Facilities Development
  Corp. (St. Luke's
  Episcopal Hospital);
  Series 2002, RB
  5.13%, 08/15/12(b)(e)(f)  AAA     NRR      1,000        1,066,390
-------------------------------------------------------------------
  Series 2001 A, RB
  5.38%, 08/15/11(b)(e)(f)  AAA     NRR      1,000        1,069,630
-------------------------------------------------------------------
Harris (County of) Health
  Facilities Development
  Corp. (Texas Children's
  Hospital Project);
  Series 1999 A, Hospital
  RB
  5.25%, 10/01/29(b)         AA     Aa2      2,000        2,057,420
-------------------------------------------------------------------
Harris (County of)-Houston
  (City of) Sports
  Authority; Series 2001
  B, Refunding Jr. Lien RB
  (INS-MBIA Insurance
  Corp.)
  5.25%, 11/15/40(b)(c)     AAA     Aaa      5,000        5,136,400
-------------------------------------------------------------------
Harris (County of); Series
  2002, Refunding Limited
  Tax GO
  5.13%, 08/15/12(b)(e)(f)  NRR     NRR      2,000        2,127,240
-------------------------------------------------------------------
Houston (City of) Airport
  System; Series 2000 B,
  Sub.-Lien RB
  (INS-Financial Security
  Assurance Inc.)
  5.50%, 07/01/30(b)(c)     AAA     Aaa      1,000        1,051,920
-------------------------------------------------------------------
Houston (City of) Water &
  Sewer System; Series
  1997 C, Jr. Lien RB
  5.38%, 12/01/07(b)(e)(f)  AAA     Aaa      2,495        2,572,295
-------------------------------------------------------------------
Katy (City of) Independent
  School District; Series
  1999, Limited Tax GO
  (CEP-Texas Permanent
  School Fund)
  6.13%, 02/15/09(b)(e)(f)  AAA     Aaa      1,500        1,585,680
-------------------------------------------------------------------
Keller (City of)
  Independent School
  District; Series 2001,
  Refunding Unlimited Tax
  GO (CEP-Texas Permanent
  School Fund)
  5.25%, 08/15/26(b)        AAA     Aaa      2,000        2,094,360
-------------------------------------------------------------------

                                           PRINCIPAL
                             RATINGS(a)    AMOUNT
                            S&P   MOODY'S   (000)         VALUE

-------------------------------------------------------------------
TEXAS-(CONTINUED)

Laredo (City of) Community
  College District; Series
  2002, Limited Tax GO
  (INS-Ambac Assurance
  Corp.)
  5.25%, 08/01/27(b)(c)     AAA     Aaa     $1,000     $  1,045,970
-------------------------------------------------------------------
  5.25%, 08/01/32(b)(c)     AAA     Aaa      1,000        1,038,490
-------------------------------------------------------------------
Little Elm (City of)
  Independent School
  District; Series 1999,
  Refunding Unlimited Tax
  GO (CEP-Texas Permanent
  School Fund)
  6.00%, 08/15/35(b)        AAA     --       4,000        4,242,760
-------------------------------------------------------------------
  Series 2000 Refunding
  Unlimited Tax GO
  (CEP-Texas Permanent
  School Fund)
  6.13%, 08/15/35(b)        AAA     --       1,000        1,079,960
-------------------------------------------------------------------
Lubbock (City of) Health
  Facilities Development
  Corp. (St. Joseph Health
  System); Series 1998, RB
  5.25%, 07/01/13(b)        AA-     Aa3      1,000        1,035,380
-------------------------------------------------------------------
Manor (City of)
  Independent School
  District; Series 2004,
  Refunding Unlimited Tax
  GO (CEP-Texas Permanent
  School Fund)
  5.00%, 08/01/27(b)        AAA     Aaa      1,000        1,029,200
-------------------------------------------------------------------
Montgomery (County of);
  Series 2000, Permanent
  Improvement
  Limited Tax GO
  5.25%, 09/01/10(b)(e)(f)  AAA     Aaa      1,000        1,055,430
-------------------------------------------------------------------
Nacogdoches (City of)
  Independent School
  District; Series 2001,
  Refunding Unlimited Tax
  GO
  (CEP-Texas Permanent
  School Fund)
  5.30%, 02/15/25(b)        AAA     Aaa      2,765        2,891,637
-------------------------------------------------------------------
Northside Independent
  School District; Series
  1999 A, Unlimited Tax GO
  (CEP-Texas Permanent
  School Fund)
  5.50%, 08/15/09(b)(e)(f)  AAA     Aaa      1,000        1,050,010
-------------------------------------------------------------------
Nueces River Authority
  (Corpus Christi Lake
  Project); Series 1997,
  Water Supply Facilities
  RB
  5.50%, 07/15/07(b)(e)(f)  AAA     Aaa      1,900        1,969,198
-------------------------------------------------------------------
Pasadena (City of); Series
  2002, Limited Tax GO
  Ctfs. (INS-Financial
  Guaranty Insurance Co.)
  5.25%, 04/01/32(b)(c)     AAA     Aaa      2,000        2,079,360
-------------------------------------------------------------------
Pflugerville (City of)
  Independent School
  District; Series 2000,
  Unlimited Tax GO
  (CEP-Texas Permanent
  School Fund)
  5.50%, 08/15/10(b)(e)(f)  AAA     Aaa      1,615        1,718,618
-------------------------------------------------------------------
Plano (City of); Series
  2000,
  Limited Tax GO
  5.88%, 09/01/10(b)(e)(f)  AAA     Aaa        850          917,014
-------------------------------------------------------------------

AIM MUNICIPAL BOND FUND


                                           PRINCIPAL
                             RATINGS(a)    AMOUNT
                            S&P   MOODY'S   (000)         VALUE
-------------------------------------------------------------------
TEXAS-(CONTINUED)

Richardson (City of);
  Series 2001, Limited Tax
  GO Ctfs.
  5.00%, 02/15/19(b)        AA+     Aa1     $1,720     $  1,776,244
-------------------------------------------------------------------
  Series 2000 A, Hotel
  Occupancy Limited Tax GO
  Ctfs.
  5.75%, 02/15/10(b)(e)(f)  AAA     Aaa      2,000        2,129,820
-------------------------------------------------------------------
Rockwall (City of)
  Independent School
  District (School
  Building); Series 2003,
  Unlimited Tax GO
  (CEP-Texas Permanent
  School Fund)
  5.25%, 02/15/29(b)        AAA     Aaa      1,000        1,050,690
-------------------------------------------------------------------
San Angelo (City of)
  Waterworks & Sewer
  System; Series 2001,
  Refunding & Improvement
  RB
  (INS-Financial Security
  Assurance Inc.)
  5.25%, 04/01/19(b)(c)     AAA     Aaa      1,000        1,048,720
-------------------------------------------------------------------
San Antonio (City of)
  Independent School
  District; Series 1999,
  Unlimited Tax GO
  (CEP-Texas Permanent
  School Fund)
  5.50%, 08/15/09(b)(e)(f)  AAA     Aaa      3,500        3,675,035
-------------------------------------------------------------------
San Antonio (City of);
  Series 2000 A, Limited
  Tax GO
  5.38%, 02/01/11(b)(e)(f)  NRR     NRR      1,185        1,261,942
-------------------------------------------------------------------
  Series 1999 Refunding
  Water RB
  5.88%, 05/15/09(b)(e)(f)  NRR     NRR      1,000        1,065,330
-------------------------------------------------------------------
Schertz-Cibolo-Universal
  City Independent School
  District; Series 2001,
  Refunding & Building
  Unlimited Tax GO
  (CEP-Texas Permanent
  School Fund)
  5.13%, 08/01/25(b)         --     Aaa      1,535        1,586,499
-------------------------------------------------------------------
Southlake (City of);
  Series 2004, Refunding
  Limited Tax GO
  (INS-Ambac Assurance
  Corp.)
  5.20%, 02/15/26(b)(c)     AAA     Aaa      1,000        1,042,680
-------------------------------------------------------------------
Spring Branch (City of)
  Independent School
  District; Series 2000,
  Limited Tax GO
  (CEP-Texas Permanent
  School Fund)
  5.75%, 02/01/10(b)(e)(f)  AAA     Aaa      5,000        5,321,300
-------------------------------------------------------------------
Texas (State of) (Water
  Financial Assistance);
  Series 1999,
  Unlimited Tax GO
  5.50%, 08/01/24(b)         AA     Aa1      1,500        1,567,215
-------------------------------------------------------------------
Texas (State of)
  Department of Housing &
  Community Affairs
  (Asmara Affordable
  Housing Inc. Project);
  Series 1996 A,
  Multi-Family Housing RB
  6.30%, 01/01/07(b)(e)(f)  AAA     NRR        300          308,838
-------------------------------------------------------------------

                                           PRINCIPAL
                             RATINGS(a)    AMOUNT
                            S&P   MOODY'S   (000)         VALUE

-------------------------------------------------------------------
TEXAS-(CONTINUED)

Texas (State of) North
  Central Health
  Facilities Development
  Corp. (Texas Health
  Resources System);
  Series 1997 B, RB
  (INS-MBIA Insurance
  Corp.)
  5.75%, 02/15/12(b)(c)     AAA     Aaa     $2,000     $  2,091,600
-------------------------------------------------------------------
Texas (State of) Public
  Property Finance Corp.
  (Mental Health & Mental
  Retardation); Series
  1996, RB
  6.20%, 09/01/16(b)        BBB     --         620          626,423
-------------------------------------------------------------------
Texas (State of); Series
  2001 A, Refunding Water
  Development Unlimited
  Tax GO
  5.25%, 08/01/35(b)         AA     Aa1      1,840        1,921,181
-------------------------------------------------------------------
Town Center Improvement
  District; Series 2001
  Sales & Hotel Occupancy
  Tax RB (INS-Financial
  Guaranty Insurance Co.)
  5.13%, 03/01/21(b)(c)     AAA     Aaa      2,500        2,589,000
-------------------------------------------------------------------
  5.13%, 03/01/23(b)(c)     AAA     Aaa      1,000        1,031,820
-------------------------------------------------------------------
  5.25%, 03/01/27(b)(c)     AAA     Aaa      2,800        2,901,136
-------------------------------------------------------------------
United Independent School
  District; Series 2000,
  Unlimited Tax GO
  (CEP-Texas Permanent
  School Fund)
  5.13%, 08/15/26(b)        AAA     Aaa      1,000        1,033,220
-------------------------------------------------------------------
University of Texas
  Financing System; Series
  1999 B, RB
  5.70%, 08/15/09(b)(e)(f)  AAA     Aaa      1,000        1,055,700
-------------------------------------------------------------------
Waxahachie (City of)
  Independent School
  District; Series 2002,
  Refunding Unlimited Tax
  GO (CEP-Texas Permanent
  School Fund)
  5.25%, 08/15/26(b)         --     Aaa      3,400        3,560,412
-------------------------------------------------------------------
  5.25%, 08/15/30(b)         --     Aaa      2,890        3,010,369
-------------------------------------------------------------------
  5.38%, 08/15/27(b)         --     Aaa      2,000        2,108,380
-------------------------------------------------------------------
West University Place
  (City of); Series 2000
  Permanent Improvement
  Limited Tax GO
  5.30%, 02/01/10(b)(e)(f)  AAA     Aaa      1,000        1,049,650
-------------------------------------------------------------------
  5.35%, 02/01/10(b)(e)(f)  AAA     Aaa      2,150        2,252,362
-------------------------------------------------------------------
Ysleta (City of)
  Independent School
  District Public
  Facilities Corp.; Series
  2001, Refunding Lease RB
  (INS-Ambac Assurance
  Corp.)
  5.38%, 11/15/24(b)(c)     AAA     Aaa      1,300        1,344,135
===================================================================
                                                        107,577,224
===================================================================

AIM MUNICIPAL BOND FUND


                                           PRINCIPAL
                             RATINGS(a)    AMOUNT
                            S&P   MOODY'S   (000)         VALUE
-------------------------------------------------------------------

UTAH-0.38%

Salt Lake (County of)
  (Westminster College
  Project); Series 1997,
  RB
  5.75%, 10/01/27(b)        BBB     --      $1,000     $  1,027,770
-------------------------------------------------------------------
Utah (State of) Housing
  Finance Agency;
  Sub-Series 2000 B-1,
  Single Family Mortgage
  RB (CEP-FHA/VA)
  6.00%, 07/01/10(b)(d)     AA-     Aa3         60           60,277
-------------------------------------------------------------------
Washington City (City of);
  Series 2003, Sales Tax
  RB
  (INS-Ambac Assurance
  Corp.)
  5.00%, 11/15/23(b)(c)     AAA     Aaa        915          946,531
===================================================================
                                                          2,034,578
===================================================================

VERMONT-0.20%

Vermont (State of)
  Educational & Health
  Buildings Financing
  Agency (Fletcher Allen
  Health Care); Series
  2000 A, Hospital RB
  (INS-Ambac Assurance
  Corp.)
  6.00%, 12/01/23(b)(c)     AAA     Aaa      1,000        1,077,610
===================================================================

VIRGINIA-1.72%

Fauquier (County of)
  Industrial Development
  Authority; Series 2002
  Hospital IDR (CEP-Radian
  Reinsurance Inc.)
  5.25%, 10/01/31(b)         AA     --       1,000        1,034,800
-------------------------------------------------------------------
  5.50%, 10/01/17(b)         AA     --         500          544,100
-------------------------------------------------------------------
Henrico (County of)
  Economic Development
  Authority (Virginia
  United Methodist Homes);
  Series 2002 A, Refunding
  Residential Care
  Facility RB
  6.50%, 06/01/22(b)(g)      --     --       2,000        2,128,180
-------------------------------------------------------------------
King George (County of)
  Industrial Development
  Authority; Series 2004,
  Lease RB (INS-Financial
  Security Assurance Inc.)
  5.00%, 03/01/25(b)(c)     AAA     Aaa      1,100        1,144,253
-------------------------------------------------------------------
Norton (City of)
  Industrial Development
  Authority (Norton
  Community Hospital);
  Series 2001, Refunding &
  Improvement Hospital RB
  (INS-ACA Financial
  Guaranty Corp.)
  6.00%, 12/01/22(b)(c)      A      --       1,000        1,056,750
-------------------------------------------------------------------
Richmond (City of) Public
  Utilities; Series 2004,
  RB
  (INS-Financial Security
  Assurance Inc.)
  5.00%, 01/15/27(b)        AAA     Aaa      1,560        1,622,072
-------------------------------------------------------------------
Virginia (State of)
  Housing Development
  Authority;
  Series 2000 D, RB
  5.70%, 04/01/11(b)(d)     AA+     Aa1      1,500        1,575,195
===================================================================
                                                          9,105,350
===================================================================

                                           PRINCIPAL
                             RATINGS(a)    AMOUNT
                            S&P   MOODY'S   (000)         VALUE
-------------------------------------------------------------------


WASHINGTON-2.32%

King (County of); Series
  1999, Sewer RB
  5.50%, 01/01/09(b)(e)(f)  AAA     Aaa     $1,000     $  1,049,330
-------------------------------------------------------------------
Pierce (County of) Clover
  Park School District No.
  400; Series 2006,
  Unlimited Tax GO
  (INS-Financial Security
  Assurance Inc.)
  5.00%, 12/01/18(b)(c)      --     Aaa      1,000        1,054,750
-------------------------------------------------------------------
Pierce (County of) White
  River School District
  No. 416; Series 2000,
  Unlimited Tax GO
  5.35%, 12/01/09(b)         --     Aa1      1,550        1,622,370
-------------------------------------------------------------------
Renton (City of); Series
  2006, Limited Tax GO
  (INS-MBIA Insurance
  Corp.)
  5.00%, 12/01/28(b)(c)     AAA     --       2,000        2,073,380
-------------------------------------------------------------------
Skagit (County of) Public
  Hospital District No.
  001 (Skagit Valley
  Hospital); Series 2005,
  RB
  5.38%, 12/01/22(b)         --    Baa2        500          517,195
-------------------------------------------------------------------
Thurston (County of)
  School District No. 111
  (Olympia); Series 2005
  A, Unlimited Tax GO
  (INS-MBIA Insurance
  Corp.)
  5.00%, 12/01/22(b)(c)     AAA     Aaa      3,725        3,894,264
-------------------------------------------------------------------
Washington (State of)
  Health Care Facilities
  Authority (Providence
  Health System Project);
  Series 2001 A, RB
  (INS-MBIA Insurance
  Corp.)
  5.25%, 10/01/21(b)(c)     AAA     Aaa      2,000        2,094,520
===================================================================
                                                         12,305,809
===================================================================

WISCONSIN-2.02%

Adams-Friendship (Cities
  of) School District;
  Series 1996, Refunding
  Unlimited Tax GO
  (INS-Ambac Assurance
  Corp.)
  6.50%, 04/01/15(b)(c)     AAA     Aaa      1,340        1,563,874
-------------------------------------------------------------------
Kimberly (City of) Area
  School District; Series
  2005, Refunding
  Unlimited Tax GO
  (INS-Financial Security
  Assurance Inc.)
  5.00%, 03/01/24(b)(c)      --     Aaa      2,295        2,382,462
-------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Sinai Samaritan Medical
  Center Inc.); Series
  1996, RB
  (INS-MBIA Insurance
  Corp.)
  5.75%, 08/15/16(b)(c)     AAA     Aaa      1,500        1,532,370
-------------------------------------------------------------------

AIM MUNICIPAL BOND FUND


                                           PRINCIPAL
                             RATINGS(a)    AMOUNT
                            S&P   MOODY'S   (000)         VALUE
-------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Sisters of the
  Sorrowful Mother
  Ministry Corp.); Series
  1997 A, RB
  (INS-MBIA Insurance
  Corp.)
  5.90%, 08/15/24(b)(c)     AAA     Aaa     $2,500     $  2,575,075
-------------------------------------------------------------------
Wisconsin (State of);
  Series 2000 C, Unlimited
  Tax GO
  5.50%, 05/01/10(b)(e)(f)  NRR     NRR      2,500        2,645,100
===================================================================
                                                         10,698,881
===================================================================

                                           PRINCIPAL
                             RATINGS(a)    AMOUNT
                            S&P   MOODY'S   (000)         VALUE

-------------------------------------------------------------------

WYOMING-0.19%

Sweetwater (County of)
  (Idaho Power Co.
  Project); Series 1996 A,
  Refunding PCR
  6.05%, 07/15/26(b)        BBB    Baa1     $1,000     $  1,000,000
===================================================================
TOTAL INVESTMENTS-98.89%
  (Cost $495,348,827)                                   524,880,411
===================================================================
OTHER ASSETS LESS
  LIABILITIES-1.11%                                       5,872,348
===================================================================
NET ASSETS-100.00%                                     $530,752,759
___________________________________________________________________
===================================================================

Investment Abbreviations:

CEP   - Credit Enhancement Provider
COP   - Certificates of Participation
Ctfs. - Certificates
FHA   - Federal Housing Administration
GNMA  - Government National Mortgage Association
GO    - General Obligation Bonds
Gtd.  - Guaranteed
INS   - Insurer
Jr.   - Junior
LOC   - Letter of Credit
NRR   - Not Re-Rated
PCR   - Pollution Control Revenue Bonds
RB    - Revenue Bonds
Sr.   - Senior
Sub.  - Subordinated
TAN   - Tax Anticipation Notes
VA    - Department of Veterans Affairs.
VRD   - Variable Rate Demand
Wts.  - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2006 was $511,704,159, which represented 96.41% of the Fund's Net Assets. See
    Note 1A.
(c) Principal and/or interest payments are secured by the bond insurance company listed.
(d) Security subject to the alternative minimum tax.
(e) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f) Advance refunded; secured by an escrow fund of U.S. Treasury obligations or other highly rated collateral.
(g) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(h) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.
(i) Interest rate is redetermined weekly. Rate shown is the rate in effect on July 31, 2006.
(j) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(k) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at July 31, 2006 represented 0.20% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MUNICIPAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 2006

ASSETS:

Investments, at value (cost $495,348,827)      $524,880,411
-----------------------------------------------------------
Receivables for:
  Investments sold                                4,826,131
-----------------------------------------------------------
  Fund shares sold                                  928,462
-----------------------------------------------------------
  Interest                                        6,967,406
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                              133,391
-----------------------------------------------------------
Other assets                                         55,326
===========================================================
    Total assets                                537,791,127
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           4,715,763
-----------------------------------------------------------
  Fund shares reacquired                          1,255,576
-----------------------------------------------------------
  Dividends                                         634,564
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                175,096
-----------------------------------------------------------
Accrued distribution fees                           127,273
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,908
-----------------------------------------------------------
Accrued transfer agent fees                          55,512
-----------------------------------------------------------
Accrued operating expenses                           72,676
===========================================================
    Total liabilities                             7,038,368
===========================================================
Net assets applicable to shares outstanding    $530,752,759
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $508,911,102
-----------------------------------------------------------
Undistributed net investment income                 (18,213)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                          (7,671,714)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                     29,531,584
===========================================================
                                               $530,752,759
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $324,530,733
___________________________________________________________
===========================================================
Class B                                        $ 40,352,088
___________________________________________________________
===========================================================
Class C                                        $ 17,887,490
___________________________________________________________
===========================================================
Investor Class                                 $147,982,448
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          40,640,183
___________________________________________________________
===========================================================
Class B                                           5,044,217
___________________________________________________________
===========================================================
Class C                                           2,241,156
___________________________________________________________
===========================================================
Investor Class                                   18,515,291
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       7.99
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $7.99 / 95.25%)        $       8.39
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       8.00
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       7.98
___________________________________________________________
===========================================================
Investor Class:
  Net asset value and offering price per
    share                                      $       7.99
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MUNICIPAL BOND FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2006

INVESTMENT INCOME:

Interest                                                      $ 25,716,188
==========================================================================

EXPENSES:

Advisory fees                                                    2,171,934
--------------------------------------------------------------------------
Administrative services fees                                       143,386
--------------------------------------------------------------------------
Custodian fees                                                      19,536
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          685,931
--------------------------------------------------------------------------
  Class B                                                          476,668
--------------------------------------------------------------------------
  Class C                                                          178,446
--------------------------------------------------------------------------
  Investor Class                                                   164,716
--------------------------------------------------------------------------
Transfer agent fees                                                416,409
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           26,373
--------------------------------------------------------------------------
Other                                                              237,057
==========================================================================
    Total expenses                                               4,520,456
==========================================================================
Less: Expenses reimbursed and expense offset arrangement           (22,751)
==========================================================================
    Net expenses                                                 4,497,705
==========================================================================
Net investment income                                           21,218,483
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities                       597,183
==========================================================================
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (10,899,465)
==========================================================================
Net gain (loss) from investment securities                     (10,302,282)
==========================================================================
Net increase in net assets resulting from operations          $ 10,916,201
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MUNICIPAL BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED JULY 31, 2006 AND 2005

                                                                  2006            2005
==========================================================================================
OPERATIONS:

  Net investment income                                       $ 21,218,483    $ 22,641,464
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                     597,183       1,665,316
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                      (10,899,465)      8,839,278
==========================================================================================
    Net increase in net assets resulting from operations        10,916,201      33,146,058
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (12,079,652)    (12,245,307)
------------------------------------------------------------------------------------------
  Class B                                                       (1,754,717)     (2,353,730)
------------------------------------------------------------------------------------------
  Class C                                                         (656,984)       (759,594)
------------------------------------------------------------------------------------------
  Investor Class                                                (6,979,831)     (7,565,804)
==========================================================================================
    Decrease in net assets resulting from distributions        (21,471,184)    (22,924,435)
==========================================================================================
Share transactions-net:
  Class A                                                       67,216,137     (24,780,912)
------------------------------------------------------------------------------------------
  Class B                                                      (13,675,989)    (16,196,151)
------------------------------------------------------------------------------------------
  Class C                                                         (801,822)     (2,716,847)
------------------------------------------------------------------------------------------
  Investor Class                                                (9,517,949)     (9,789,240)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         43,220,377     (53,483,150)
==========================================================================================
    Net increase (decrease) in net assets                       32,665,394     (43,261,527)
==========================================================================================

NET ASSETS:

  Beginning of year                                            498,087,365     541,348,892
==========================================================================================
  End of year (including undistributed net investment income
    of $(18,213) and $234,488, respectively)                  $530,752,759    $498,087,365
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS

JULY 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Municipal Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par.

       Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

AIM MUNICIPAL BOND FUND

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $200 million                                            0.50%
-------------------------------------------------------------------
Next $300 million                                             0.40%
-------------------------------------------------------------------
Next $500 million                                             0.35%
-------------------------------------------------------------------
Over $1 billion                                               0.30%
 __________________________________________________________________
===================================================================


    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended July 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $1,969.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended July 31, 2006, AIM was paid $143,386.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended July 31, 2006, the Fund paid AIS $416,409.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares. The Fund, pursuant to the Investor Class Plan, reimburses ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended July 31, 2006, the Class A, Class B, Class C and Investor Class shares paid $685,931, $476,668, $178,446 and 164,716, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2006, ADI advised the Fund that it retained $53,873 in front-end sales commissions from the sale of Class A shares and $845, $7,381 and $782 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM MUNICIPAL BOND FUND

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended July 31, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $20,782.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended July 31, 2006, the Fund paid legal fees of $5,000 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended July 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

AIM MUNICIPAL BOND FUND

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2006 and 2005 was as follows:

                                                                 2006           2005
----------------------------------------------------------------------------------------
Distributions paid from ordinary income -- Tax Exempt         $21,426,381    $22,891,431
----------------------------------------------------------------------------------------
Distributions paid from ordinary income -- Taxable                 44,803         33,004
========================================================================================
Total distributions                                           $21,471,184    $22,924,435
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of July 31, 2006, the components of net assets on a tax basis were as follows:

                                                                  2006
--------------------------------------------------------------------------
Undistributed ordinary income                                 $    113,297
--------------------------------------------------------------------------
Unrealized appreciation -- investments                          29,478,899
--------------------------------------------------------------------------
Temporary book/tax differences                                    (145,607)
--------------------------------------------------------------------------
Capital loss carryforward                                       (7,604,932)
--------------------------------------------------------------------------
Shares of beneficial interest                                  508,911,102
==========================================================================
Total net assets                                              $530,752,759
__________________________________________________________________________
==========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the deferral of losses on wash sales and bond market discount amortization.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $597,183 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of July 31, 2006 which expires as follows:

                 CAPITAL LOSS
EXPIRATION       CARRYFORWARD*
------------------------------
July 31, 2008     $7,604,932
______________________________
==============================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 24, 2003, the date of the reorganization of INVESCO Tax-Free Bond Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2006 was $116,145,864 and $90,232,985, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $29,704,372
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (225,473)
===============================================================================
Net unrealized appreciation of investment securities              $29,478,899
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $495,401,512.

AIM MUNICIPAL BOND FUND

NOTE 8--SHARE INFORMATION

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Investor Class shares are sold at net asset value. Under certain circumstances, Class A shares are sold without a sales charge. In addition, under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED JULY 31,
                                                              --------------------------------------------------------
                                                                         2006                          2005
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     13,792,352    $110,433,245     2,316,966    $ 18,939,141
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        574,338       4,631,651       554,466       4,530,824
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        541,807       4,353,520       336,245       2,748,163
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 474,130       3,823,394     1,024,700       8,392,031
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        823,983       6,624,139       806,988       6,588,211
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        128,684       1,037,348       177,153       1,448,646
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         53,644         431,221        59,528         485,860
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 624,966       5,032,630       669,311       5,470,339
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        866,380       6,957,836       821,154       6,706,848
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (864,999)     (6,957,836)     (819,487)     (6,706,848)
======================================================================================================================
Reacquired:
  Class A                                                     (7,073,086)    (56,799,083)   (6,989,899)    (57,015,112)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,535,807)    (12,387,152)   (1,891,925)    (15,468,773)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (693,986)     (5,586,563)     (728,844)     (5,950,870)
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                              (2,282,548)    (18,373,973)   (2,900,045)    (23,651,610)
======================================================================================================================
                                                               5,429,858    $ 43,220,377    (6,563,689)   $(53,483,150)
______________________________________________________________________________________________________________________
======================================================================================================================

NOTE 9--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

AIM MUNICIPAL BOND FUND


NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CLASS A
                                                  --------------------------------------------------------------------
                                                                          YEAR ENDED JULY 31,
                                                  --------------------------------------------------------------------
                                                    2006           2005           2004           2003           2002
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   8.16       $   8.01       $   7.96       $   8.06       $   8.06
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.35           0.36           0.37           0.37           0.38(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         (0.16)          0.16           0.04          (0.09)          0.00
======================================================================================================================
    Total from investment operations                  0.19           0.52           0.41           0.28           0.38
======================================================================================================================
Less dividends from net investment income            (0.36)         (0.37)         (0.36)         (0.38)         (0.38)
======================================================================================================================
Net asset value, end of period                    $   7.99       $   8.16       $   8.01       $   7.96       $   8.06
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                       2.34%          6.55%          5.19%          3.43%          4.84%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $324,531       $263,013       $282,430       $328,280       $339,545
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets               0.86%(c)       0.84%(d)       0.85%(d)       0.82%          0.81%
======================================================================================================================
Ratio of net investment income to average net
  assets                                              4.36%(c)       4.46%          4.53%          4.55%          4.79%(a)
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                 19%             7%            14%            20%            35%
______________________________________________________________________________________________________________________
======================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $274,372,362.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements for the years ended July 31, 2005 and 2004 was 0.85% and 0.86%, respectively.

                                                                                          CLASS B
                                                              ----------------------------------------------------------------
                                                                                    YEAR ENDED JULY 31,
                                                              ----------------------------------------------------------------
                                                               2006          2005          2004          2003           2002
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  8.17       $  8.02       $  7.98       $  8.07       $   8.07
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.29          0.30          0.31          0.31           0.32(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.16)         0.16          0.03         (0.08)          0.00
==============================================================================================================================
    Total from investment operations                             0.13          0.46          0.34          0.23           0.32
==============================================================================================================================
Less dividends from net investment income                       (0.30)        (0.31)        (0.30)        (0.32)         (0.32)
==============================================================================================================================
Net asset value, end of period                                $  8.00       $  8.17       $  8.02       $  7.98       $   8.07
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                                  1.58%         5.76%         4.28%         2.79%          4.05%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $40,352       $55,112       $69,956       $97,030       $104,150
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets                          1.61%(c)      1.59%(d)      1.60%(d)      1.57%          1.56%
==============================================================================================================================
Ratio of net investment income to average net assets             3.61%(c)      3.71%         3.78%         3.80%          4.04%(a)
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                            19%            7%           14%           20%            35%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $47,666,823.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements for the years ended July 31, 2005 and 2004 was 1.60% and 1.61%, respectively.

AIM MUNICIPAL BOND FUND

                                                                                          CLASS C
                                                              ---------------------------------------------------------------
                                                                                    YEAR ENDED JULY 31,
                                                              ---------------------------------------------------------------
                                                               2006          2005          2004          2003          2002
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  8.16       $  8.00       $  7.96       $  8.06       $  8.05
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.29          0.30          0.31          0.31          0.32(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.17)         0.17          0.03         (0.09)         0.01
=============================================================================================================================
    Total from investment operations                             0.12          0.47          0.34          0.22          0.33
=============================================================================================================================
Less dividends from net investment income                       (0.30)        (0.31)        (0.30)        (0.32)        (0.32)
=============================================================================================================================
Net asset value, end of period                                $  7.98       $  8.16       $  8.00       $  7.96       $  8.06
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                                  1.45%         5.90%         4.29%         2.67%         4.19%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $17,887       $19,084       $21,391       $25,425       $29,175
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets                          1.61%(c)      1.59%(d)      1.60%(d)      1.57%         1.56%
=============================================================================================================================
Ratio of net investment income to average net assets             3.61%(c)      3.71%         3.78%         3.80%         4.04%(a)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                            19%            7%           14%           20%           35%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $17,844,608.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements for the years ended July 31, 2005 and 2004 was 1.60% and 1.61%, respectively.

                                                                               INVESTOR CLASS
                                                              ------------------------------------------------
                                                                                            SEPTEMBER 30, 2003
                                                                    YEAR ENDED                 (DATE SALES
                                                                     JULY 31,                 COMMENCED) TO
                                                              -----------------------            JULY 31,
                                                                2006           2005                2004
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   8.17       $   8.02            $   8.16
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.36           0.37                0.32
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.17)          0.16               (0.16)
==============================================================================================================
    Total from investment operations                              0.19           0.53                0.16
==============================================================================================================
Less dividends from net investment income                        (0.37)         (0.38)              (0.30)
==============================================================================================================
Net asset value, end of period                                $   7.99       $   8.17            $   8.02
______________________________________________________________________________________________________________
==============================================================================================================
Total return(a)                                                   2.35%          6.70%               2.03%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $147,982       $160,879            $167,571
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets                           0.72%(b)       0.74%(c)            0.65%(c)(d)
==============================================================================================================
Ratio of net investment income to average net assets              4.50%(b)       4.56%               4.73%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(e)                                          19%             7%                 14%
______________________________________________________________________________________________________________
==============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $153,099,712.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements for the year ended July 31, 2005 and for the period September 30, 2003 (date sales commenced) to July 31, 2004 was 0.75% and 0.72% (annualized), respectively.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM MUNICIPAL BOND FUND


NOTE 11--LEGAL PROCEEDINGS

TERMS USED IN THE LEGAL PROCEEDINGS NOTE ARE DEFINED TERMS SOLELY FOR THE PURPOSE OF THIS NOTE.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

AIM MUNICIPAL BOND FUND

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

    As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM MUNICIPAL BOND FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Investment Securities Funds and Shareholders of AIM Municipal Bond Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Municipal Bond Fund (one of the funds constituting AIM Investment Securities Funds; hereafter referred to as the "Fund") at July 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before July 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 17, 2004, expressed an unqualified opinion on those statements.

/s/ PRICEWATERHOUSECOOPERS LLP

September 19, 2006
Houston, Texas

AIM MUNICIPAL BOND FUND

TAX DISCLOSURES

REQUIRED FEDERAL INCOME TAX INFORMATION


Of Ordinary dividends paid to shareholders during the Fund's tax year ended July 31, 2006, 99.79% is qualified as tax-exempt interest dividends.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS


The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended October 31, 2005, January 31, 2006, April 30, 2006 and July 31, 2006 are 99.96%, 99.92%, 99.33% and 99.98%, respectively.

AIM MUNICIPAL BOND FUND

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1988           Director and Chairman, A I M Management    None
   Trustee and Vice Chair                         Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

   Philip A. Taylor(2) -- 1954     2006           Director, Chief Executive Officer and      None
   Trustee, President and                         President, A I M Management Group Inc.,
   Principal                                      AIM Mutual Fund Dealer Inc., AIM Funds
   Executive Officer                              Management Inc. and 1371 Preferred Inc.;
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc. and AIM
                                                  GP Canada Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc.; Director, President
                                                  and Chairman, AVZ Callco Inc.; AMVESCAP
                                                  Inc. and AIM Canada Holdings Inc.;
                                                  Director and Chief Executive Officer,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; Trustee,
                                                  President and Principal Executive
                                                  Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and Trustee
                                                  and Executive Vice President, The AIM
                                                  Family of Funds--Registered Trademark--
                                                  (AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust only)
                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1992           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Founder, Green, Manning & Bunch Ltd.,      None
   Trustee                                        (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1990           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1988           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM MUNICIPAL BOND FUND



The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND           TRUSTEE AND/                                           OTHER
POSITION(S) HELD WITH THE         OR OFFICER    PRINCIPAL OCCUPATION(S)                  DIRECTORSHIP(S)
TRUST                             SINCE         DURING PAST 5 YEARS                      HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
---------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944   2005          Retired                                  Director, Mainstay VP Series
   Trustee                                                                               Funds, Inc. (21 portfolios)
                                                Formerly: Partner, Deloitte & Touche
---------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958        2005          Senior Vice President and Senior Officer N/A
   Senior Vice President and                    of The AIM Family of Funds --Registered
   Senior Officer                               Trademark--
                                                Formerly: Director of Compliance and
                                                Assistant General Counsel, ICON
                                                Advisers, Inc.; Financial Consultant,
                                                Merrill Lynch; General Counsel and
                                                Director of Compliance, ALPS Mutual
                                                Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------

   John M. Zerr -- 1962           2006          Director, Senior Vice President,         N/A
   Senior Vice President, Chief                 Secretary and General Counsel, A I M
   Legal Officer and Secretary                  Management Group Inc. (financial
                                                services holding company) and A I M
                                                Advisors, Inc.; Director, Vice President
                                                and Secretary, INVESCO Distributors,
                                                Inc.; Vice President and Secretary,
                                                A I M Capital Management, Inc., AIM
                                                Investment Services, Inc., and Fund
                                                Management Company; Senior Vice
                                                President and Secretary, A I M
                                                Distributors, Inc.; Director, INVESCO
                                                Funds Group, Inc.; and Senior Vice
                                                President, Chief Legal Officer and
                                                Secretary of The AIM Family of
                                                Funds--Registered Trademark--

                                                Formerly: Chief Operating Officer,
                                                Senior Vice President, General Counsel,
                                                and Secretary, Liberty Ridge Capital,
                                                Inc. (an investment adviser); Vice
                                                President and Secretary, PBHG Funds (an
                                                investment company); Vice President and
                                                Secretary, PBHG Insurance Series Fund
                                                (an investment company); General Counsel
                                                and Secretary, Pilgrim Baxter Value
                                                Investors (an investment adviser); Chief
                                                Operating Officer, General Counsel and
                                                Secretary, Old Mutual Investment
                                                Partners (a broker-dealer); General
                                                Counsel and Secretary, Old Mutual Fund
                                                Services (an administrator); General
                                                Counsel and Secretary, Old Mutual
                                                Shareholder Services (a shareholder
                                                servicing center); Executive Vice
                                                President, General Counsel and
                                                Secretary, Old Mutual Capital, Inc. (an
                                                investment adviser); and Vice President
                                                and Secretary, Old Mutual Advisors Funds
                                                (an investment company)
---------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959       2004          Global Compliance Director, AMVESCAP     N/A
   Vice President                               PLC; and Vice President of The AIM
                                                Family of Funds--Registered Trademark--
                                                Formerly: Senior Vice President, A I M
                                                Management Group Inc. (financial
                                                services holding company); Senior Vice
                                                President and Chief Compliance Officer,
                                                A I M Advisors, Inc. and The AIM Family
                                                of Funds--Registered Trademark--; Vice
                                                President and Chief Compliance Officer,
                                                A I M Capital Management, Inc. and A I M
                                                Distributors, Inc.; Vice President, AIM
                                                Investment Services, Inc. and Fund
                                                Management Company; Senior Vice
                                                President and Chief Compliance Officer
                                                of The AIM Family of Funds--Registered
                                                Trademark--; and Senior Vice President
                                                and Compliance Director, Delaware
                                                Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956        2003          Senior Vice President and General
   Vice President                               Counsel, AMVESCAP PLC; Director, INVESCO
                                                Funds Group, Inc.; and Vice President of
                                                The AIM Family of Funds--Registered
                                                Trademark--

                                                Formerly: Director, General Counsel, and N/A
                                                Vice President Fund Management Company;
                                                Director, Senior Vice President,
                                                Secretary and General Counsel, A I M
                                                Management Group Inc. (financial
                                                services holding company) and A I M
                                                Advisors, Inc.; Director and Vice
                                                President, INVESCO Distributors, Inc.;
                                                Senior Vice President, A I M
                                                Distributors, Inc.; Vice President,
                                                A I M Capital Management, Inc. and AIM
                                                Investment Services, Inc.; Senior Vice
                                                President, Chief Legal Officer and
                                                Secretary of The AIM Family of
                                                Funds--Registered Trademark--; Chief
                                                Executive Officer and President, INVESCO
                                                Funds Group Inc.; and Senior Vice
                                                President, Chief Legal Officer and
                                                General Counsel, Liberty Financial
                                                Companies, Inc. and Liberty Funds Group,
                                                LLC
---------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961      2004          Vice President and Fund Treasurer, A I M N/A
   Vice President, Principal                    Advisors, Inc.; and Vice President,
   Financial Officer and                        Treasurer and Principal Officer of The
   Treasurer                                    AIM Family of Funds--Registered
                                                Trademark--

                                                Formerly: Senior Vice President, AIM
                                                Investment Services, Inc.; and Vice
                                                President, A I M Distributors, Inc.
---------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945     2005          Senior Vice President and Chief          N/A
   Vice President                               Investment Officer, A I M Advisors Inc.;
                                                Director, Chairman, Chief Executive
                                                Officer, President and Chief Investment
                                                Officer, A I M Capital Management, Inc.;
                                                Executive Vice President, A I M
                                                Management Group Inc. and Vice President
                                                of The AIM Family of Funds--Registered
                                                Trademark--

                                                Formerly: Senior Vice President, AIM
                                                Private Asset Management, Inc.; and
                                                Chief Equity Officer, Senior Vice
                                                President and Senior Investment Officer,
                                                A I M Capital Management, Inc.
---------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960      1992          Director of Cash Management, Managing    N/A
   Vice President                               Director and Chief Cash Management
                                                Officer, A I M Capital Management, Inc;
                                                Director and President, Fund Management
                                                Company; and Vice President, A I M
                                                Advisors, Inc. and The AIM Family of
                                                Funds--Registered Trademark--
---------------------------------------------------------------------------------------------------------------------------

   Todd L. Spillane -- 1958       2006          Senior Vice President, A I M Management  N/A
   Chief Compliance Officer                     Group Inc.; Senior Vice President and
                                                Chief Compliance Officer, A I M
                                                Advisors, Inc.; Chief Compliance Officer
                                                of The AIM Family of Funds--Registered
                                                Trademark--; Vice President and Chief
                                                Compliance Officer, A I M Capital
                                                Management, Inc.; and Vice President,
                                                A I M Distributors, Inc., AIM Investment
                                                Services, Inc. and Fund Management
                                                Company

                                                Formerly: Global Head of Product
                                                Development, AIG-Global Investment
                                                Group, Inc.; Chief Compliance Officer
                                                and Deputy General Counsel,
                                                AIG-SunAmerica Asset Management; and
                                                Chief Compliance Officer, Chief
                                                Operating Officer and Deputy General
                                                Counsel, American General Investment
                                                Management
---------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Floor                         1177 Avenue of the       Houston, TX 77210-4739
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

            DOMESTIC EQUITY                               SECTOR EQUITY                      AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund          AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                             AIM Growth Allocation Fund
AIM Capital Development Fund                 AIM Financial Services Fund                 AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund                 AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund                 AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund
AIM Dynamics Fund                            AIM Leisure Fund
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund                           DIVERSIFIED PORTFOLIOS
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                         AIM Income Allocation Fund AIM
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund                          International Allocation Fund
AIM Opportunities I Fund
AIM Opportunities II Fund                                                                (1) This Fund has limited public sales
AIM Opportunities III Fund                                 FIXED INCOME                  of its shares to certain investors. For
AIM S&P 500 Index Fund                                                                   more information on who may continue to
AIM Select Equity Fund                       TAXABLE                                     invest in the Fund, please see the
AIM Small Cap Equity Fund                                                                appropriate prospectus.
AIM Small Cap Growth Fund                    AIM Enhanced Short Bond Fund
AIM Structured Core Fund                     AIM Floating Rate Fund                          If used after October 20, 2006,
AIM Structured Growth Fund                   AIM High Yield Fund                         this report must be accompanied by a
AIM Structured Value Fund                    AIM Income Fund                             Fund Performance & Commentary or by an
AIM Summit Fund                              AIM Intermediate Government Fund            AIM Quarterly Performance Review for the
AIM Trimark Endeavor Fund                    AIM International Bond Fund                 most recent quarter-end. Mutual funds
AIM Trimark Small Companies Fund             AIM Limited Maturity Treasury Fund          distributed by A I M Distributors, Inc.
                                             AIM Money Market Fund
*Domestic equity and income fund             AIM Short Term Bond Fund                    A I M Management Group Inc. has provided
                                             AIM Total Return Bond Fund                  leadership in the investment management
      INTERNATIONAL/GLOBAL EQUITY            Premier Portfolio                           industry since 1976. AIM is a subsidiary
                                             Premier U.S. Government Money Portfolio     of AMVESCAP PLC, one of the world's
AIM Asia Pacific Growth Fund                                                             largest independent financial services
AIM China Fund                                                                           companies with $422 billion in assets
AIM Developing Markets Fund                  TAX-FREE                                    under management. Data as of July 31,
AIM European Growth Fund                                                                 2006.
AIM European Small Company Fund(1)           AIM High Income Municipal Fund(1)
AIM Global Aggressive Growth Fund            AIM Municipal Bond Fund
AIM Global Equity Fund                       AIM Tax-Exempt Cash Fund
AIM Global Growth Fund                       AIM Tax-Free Intermediate Fund
AIM Global Value Fund                        Premier Tax-Exempt Portfolio
AIM Japan Fund
AIM International Core Equity Fund           ================================================================================
AIM International Growth Fund                CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
AIM International Small Company Fund(1)      FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
AIM Trimark Fund                             FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                             ================================================================================

AIMinvestments.com               MBD-AR-1        A I M Distributors, Inc.

                              YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
--------------------------------------------------------------------------------
Mutual   Retirement  Annuities   College    Separately    Offshore    Cash                [AIM INVESTMENTS LOGO APPEARS HERE]
Funds    Products                Savings    Managed       Products    Management                --Registered Trademark--
                                 Plans      Accounts
--------------------------------------------------------------------------------

SECTOR EQUITY                                               AIM Real Estate Fund
                                    Annual Report to Shareholders o July 31,2006

REAL ESTATE


Table of Contents

Supplemental Information .............    1
Letters to Shareholders ..............    2
Performance Summary ..................    4
Management Discussion ................    4
Fund Expenses ........................    6
Long-term Fund Performance ...........    7
Approval of Advisory Agreement .......    9
Schedule of Investments ..............  F-1
Financial Statements .................  F-3
Notes to Financial Statements ........  F-6
Financial Highlights ................. F-12
Auditor's Report ..................... F-17
Tax Disclosures ...................... F-18            [COVER GLOBE IMAGE]
Trustees and Officers ................ F-19



[AIM INVESTMENT SOLUTIONS]


[GRAPHIC]        [GRAPHIC]         [GRAPHIC]

[DOMESTIC    [INTERNATIONAL/        [SECTOR
  EQUITY]     GLOBAL EQUITY]        EQUITY]



[GRAPHIC]        [GRAPHIC]         [GRAPHIC]

  [FIXED       [ALLOCATION       [DIVERSIFIED
  INCOME]       SOLUTIONS]        PORTFOLIOS]


[AIM INVESTMENTS LOGO APPEARS HERE]
      --Registered Trademark--

AIM REAL ESTATE FUND SEEKS TO ACHIEVE HIGH TOTAL RETURN.

o Unless otherwise stated, information presented in this report is as of July 31, 2006, and is based on total net assets.


ABOUT SHARE CLASSES                          of equity securities of companies with        index composed of the most actively
                                             longer trading histories. In addition,        traded real estate investment trusts and
o Class B shares are not available as an     companies offering securities in IPOs may     is designed to be a measure of real
investment for retirement plans              have less experienced management or           estate equity performance. The index was
maintained pursuant to Section 401 of the    limited operating histories. There can be     developed with a base value of 200 as of
Internal Revenue Code, including 401(k)      no assurance that the Fund will have          December 31, 1994. It is compiled by
plans, money purchase pension plans and      favorable IPO investment opportunities.       Morgan Stanley Capital International.
profit sharing plans. Plans that had
existing accounts invested in Class B        o The Fund invests in synthetic               o The unmanaged LIPPER REAL ESTATE FUNDS
shares prior to September 30, 2003, will     instruments, the value of which may not       INDEX represents an average of the
continue to be allowed to make additional    correlate perfectly with the overall          performance of the 30 largest real estate
purchases.                                   securities markets. Rising interest rates     funds tracked by Lipper Inc., an
                                             and market price fluctuations will affect     independent mutual fund performance
o Class R shares are available only to       the performance of the Fund's investments     monitor.
certain retirement plans. Please see the     in synthetic instruments.
prospectus for more information.                                                           o The unmanaged FTSE NATIONAL ASSOCIATION
                                             o The Fund could conceivably hold real        OF REAL ESTATE INVESTMENT TRUSTS (NAREIT)
o Investor Class shares are closed to        estate directly if a company defaults on      EQUITY INDEX tracks the performance of
most investors. For more information on      debt securities the Fund owns. In that        tax-qualified equity REITs listed on the
who may continue to invest in the            event, an investment in the Fund may have     New York Stock Exchange, the American
Investor Class shares, please see the        additional risks relating to direct           Stock Exchange and the Nasdaq National
prospectus.                                  ownership in real estate, including           Market System. Equity REITs have at least
                                             difficulties in valuating and trading         75% of their gross invested book assets
PRINCIPAL RISKS OF INVESTING IN THE FUND     real estate, declines in the value of the     invested in the equity ownership of real
                                             properties, risk relating to general and      estate.
o Foreign securities have additional         local economic conditions, changes in the
risks, including exchange rate changes,      climate for real estate, increases in         o The Fund is not managed to track the
political and economic upheaval, the         taxes, expenses and costs, changes in         performance of any particular index,
relative lack of information about these     laws, casualty and condemnation losses,       including the indexes defined here, and
companies, relatively low market             rent control limitations and increases in     consequently, the performance of the Fund
liquidity and the potential lack of          interest rates.                               may deviate significantly from the
strict financial and accounting controls                                                   performance of the indexes.
and standards.                               o Because the Fund focuses its
                                             investments in real estate investment         o A direct investment cannot be made in
o Prices of equity securities change in      trusts (REITs), real estate operating         an index. Unless otherwise indicated,
response to many factors including the       companies and other companies related to      index results include reinvested
historical and prospective earnings of       the real estate industry, the value of        dividends, and they do not reflect sales
the issuer, the value of its assets,         your shares may rise and fall more than       charges. Performance of an index of funds
general economic conditions, interest        the value of shares of a Fund that            reflects fund expenses; performance of a
rates, investor perceptions and market       invests in a broader range of companies.      market index does not.
liquidity.
                                             ABOUT INDEXES USED IN THIS REPORT             OTHER INFORMATION
o The values of convertible securities in
which the Fund invests may be affected by    o The unmanaged STANDARD & POOR'S             o The returns shown in management's
market interest rates, the risk that the     COMPOSITE INDEX OF 500 STOCKS (the            discussion of Fund performance are based
issuer may default on interest or            S&P500--Registered Trademark-- Index) is      on net asset values calculated for
principal payments and the value of the      an index of common stocks frequently used     shareholder transactions. Generally
underlying common stock into which these     as a general measure of U.S. stock market     accepted accounting principles require
securities may be converted.                 performance.                                  adjustments to be made to the net assets
                                                                                           of the Fund at period end for financial
o Debt securities are particularly           o The MORGAN STANLEY CAPITAL                  reporting purposes, and as such, the net
vulnerable to credit risk and interest       INTERNATIONAL (MSCI) U.S. REIT INDEX is a     asset values for shareholder transactions
rate fluctuations.                           total-return                                  and the

o The prices of initial public offering                                                    =========================================
(IPO) securities may go up and down more
than prices                                                                                Continued on page 7

================================================================================           FUND NASDAQ SYMBOLS

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                  Class A Shares                     IARAX
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES                      Class B Shares                     AARBX
CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                 Class C Shares                     IARCX
                                                                                           Class R Shares                     IARRX
================================================================================           Investor Class Shares              REINX

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE                                      =========================================

AIMinvestments.com

AIM Real Estate Fund


                 Dear Shareholders of The AIM Family of Funds--Registered Trademark--:

                 We're pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review in this report, and what factors affected its performance. That discussion begins on page 4.
   [TAYLOR
   PHOTO]            It's been said nothing is certain but death and taxes. We
                 would venture to add that one other thing is certain: Markets change--and change often--in the short term, in response to constantly changing economic, geopolitical and other factors.
Philip Taylor    For example, domestic and global markets were generally strong from October 2005 through April 2006, as economic growth appeared robust and inflation seemed contained. But as new economic data suggested inflation might be higher than previously estimated in the U.S. and elsewhere, those same markets demonstrated weakness and volatility in the May--July period.

                     While we can't do anything about the ambiguity and
                 uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments--Registered Trademark-- can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                     We've changed the look of our annual reports to reflect
                 that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color--green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund's asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

                     AIM has a variety of investment solutions, and knowing
                 which ones are right for your portfolio is complex. That's why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                     At a recent meeting of the AIM Funds board, Robert H.
                 Graham relinquished his position as president of AIM Funds, a post customarily held by the chief executive officer of AIM Investments. Bob--one of three founders of AIM Investments in 1976--has a well-earned reputation for being one of the most knowledgeable leaders in the mutual fund industry. As I assume Bob's previous responsibilities, I'm pleased that he'll remain actively involved as the vice chair of AIM Funds.

                 OUR COMMITMENT TO YOU

                 In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                     Information about investing, the markets and your Fund is
                 always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                 Sincerely,

                 /s/ PHILIP TAYLOR


                 Philip Taylor
                 President -- AIM Funds
                 CEO, AIM Investments

                 September 15, 2006

                 AIM INVESTMENTS IS A REGISTERED SERVICE MARK OF A I M MANAGEMENT GROUP INC. A I M ADVISORS, INC. AND A I M CAPITAL MANAGEMENT, INC. ARE THE INVESTMENT ADVISORS. A I M DISTRIBUTORS, INC. IS THE DISTRIBUTOR FOR THE RETAIL FUNDS REPRESENTED BY AIM INVESTMENTS.

AIM Real Estate Fund


                   Dear Fellow AIM Fund Shareholders:

                   At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

    [CROCKETT          Looking ahead, your Board finds many reasons to be
     PHOTO] positive about AIM's management and strategic direction. Most importantly, AIM management's investment management discipline is paying off in terms of improved overall performance. While work remains to be done, AIM's
Bruce L. Crockett  complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000 for the period ended August 31, 2006. We are also pleased with AIM management's efforts to seek more cost-effective ways of delivering superior service.

                       In addition, AIM is realizing the benefits of belonging
                   to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP manages more than $414 billion globally, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                       The seven new AIM funds--which include Asian funds,
                   structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                       Your Board is very pleased with the overall direction and
                   progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                   Sincerely,

                   /s/ BRUCE L. CROCKETT

                   Bruce L. Crockett
                   Independent Chair
                   AIM Funds Board

                   September 15, 2006


                   *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 9--10.

AIM Real Estate Fund


Management's discussion                                                                    as limiting the size of any one holding.
of Fund performance
                                                                                               We will consider selling a holding
========================================================================================   when:

    PERFORMANCE SUMMARY                                                                    o Relative valuation falls below desired
                                                                                           levels.
    We are pleased to report that AIM Real Estate Fund, excluding sales charges,
    outperformed all of its benchmark indexes and once again provided shareholders with    o Risk/return relationships change
    positive returns during the reporting period. The REIT market outperformed the broad   significantly.
    market index (S&P 500 Index) as real estate was among the top performing markets for
    the period. Favorable security selection within the office and apartment sectors       o Company fundamentals change (property
    contributed most to the Fund's performance.                                            type, geography or management changes).

        Your Fund's long-term performance appears on pages 7 and 8.                        o A more attractive investment
                                                                                           opportunity is identified.
    FUND VS. INDEXES
                                                                                           MARKET CONDITIONS AND YOUR FUND
    Total returns,7/31/05--7/31/06,excluding applicable sales charges. If sales charges
    were included, returns would be lower.                                                 Despite widespread concern about the
                                                                                           potential impact of rising short-term
    Class A Shares                                                              18.96%     interest rates, historically high energy
    Class B Shares                                                              18.06      prices, ongoing concern about a housing
    Class C Shares                                                              18.07      bubble and the long-term economic effects
    Class R Shares                                                              18.66      of two devastating Gulf Coast hurricanes,
    Investor Class Shares                                                       18.99      equity markets generally generated
    S&P 500 Index (Broad Market Index)                                           5.38      positive returns for the fiscal year.
    MSCI U.S. REIT Index (Style-Specific Index                                  15.65      During the reporting period, the U.S.
    Lipper Real Estate Funds Index (Peer Group Index)                           13.35      Federal Reserve Board (the Fed) continued
                                                                                           its tightening policy, raising the key
    SOURCE: LIPPER INC.                                                                    federal funds rate to 5.25% and also
                                                                                           ushered in Ben Bernanke as the new Fed
                                                                                           Chairman.

========================================================================================       The REIT market was among the top
                                                                                           performing markets for the reporting
HOW WE INVEST                                property market cycle analysis, property      period, easily outpacing the broad market
                                             evaluation and management review to           as measured by the S&P 500 Index. The
Your Fund holds primarily real               identify securities with:                     group's favorable relative performance
estate-oriented securities. We focus on                                                    was driven by a number of recurring
public companies whose value is driven by    o Quality underlying properties.              themes, including ongoing REIT
tangible assets. Our goal is to create a                                                   privatization activity; improving real
Fund focused on total return that will       o Solid management teams.                     estate operating fundamentals; inclusion
perform at or above index levels with a                                                    of two large-cap REIT names into the S&P
comparable level of risk. We use a           o Attractive valuations relative to peer      500 Index and growing demand for stable,
fundamentals-driven investment process,      investment alternative.                       income-producing assets and real estate
including                                                                                  in general.
                                                 We attempt to control risk by
                                             diversifying property types and                   Stock selection within the office
                                             geographic location as well                   sector contributed the most to Fund
                                                                                           performance. Our top contributor was SL
=========================================    =========================================     GREEN REALTY CORP., which owns and
                                                                                           operates a portfolio of commercial office
PORTFOLIO COMPOSITION                        TOP 10 EQUITY HOLDING*                        properties in Midtown Manhattan. SL Green
                                                                                           Realty Corp. shares increased after the
By property type                              1. Simon Property Group, Inc.      6.4%      REIT announced plans to sell properties
Office Properties                  23.2%      2. ProLogis                        6.1       in New York City. Shares of another
Apartments                         17.2       3. Vornado Realty Trust            5.9       office REIT, Chicago-based TRIZEC
Regional Malls                     14.6       4. Host Hotels & Resorts Inc.      5.1       PROPERTIES, rose on news of its expected
Lodging-Resorts                    11.1       5. Boston Properties, Inc.         4.7       acquisition by Brookfield Properties
Shopping Centers                    9.2       6. Equity Residential              4.6       Corp. (not a Fund holding). Once
Diversified                         8.1       7. SL Green Realty Corp.           4.5       complete, the commercial property deal
Industrial Properties               7.8       8. Equity Office Properties Trust  3.7       could create one of North America's
Self Storage Facilities             3.3       9. Archstone-Smith Trust           3.6       largest office landlords.
Healthcare                          2.3      10. Developers Diversified Realty
Specialty Properties                0.4          Corp.                           3.3                                     (continued)
Industrial/Office Mixed             0.3
Money Market Funds Plus                      Total Net Assets           $1.6 billion
Other Assets Less Liabilities       2.5
                                             Total Number of Holdings*            76

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

=========================================    =========================================

AIM Real Estate Fund


    Also during the period, our positions    IN CLOSING                                                       Joe V. Rodriguez, Jr.
within the residential apartment sector                                                                       Director of Securities
contributed positively to Fund               We were encouraged by the resiliency of         [RODRIGUEZ       Management, INVESCO
performance. ARCHSTONE-SMITH TRUST, a        the REIT market during the period. We              PHOTO]        Real Estate, is lead
company engaged in the development and       believe REIT prices largely reflected                            manager of AIM Real
operation of apartment communities in the    fair levels relative to the value of                             Estate Fund. He over-
United States, shares increased on recent    their underlying holdings. Although REIT                         sees all phases of the
news of plans to expand into Germany         prices increased, we believed occupancy       unit including securities research and
through the acquisition of Deutsche          and rental rates have supported that          administration. Mr. Rodriguez began his
WohnAnlage (not a Fund holding). Select      growth and that REIT fundamentals             investment career in 1983 and joined
apartment REITs also performed well,         continued to improve. We believe future       INVESCO in 1990. Mr. Rodriguez earned his
particularly those that focused their        improvement in share prices may be            B.B.A. in economics and finance as well
operations in coastal, high                  dependent on the strength of gross            as his M.B.A. in finance from Baylor
barrier-to-entry markets. Apartment          domestic product expansion and its            University.
operating fundamentals have improved as      subsequent positive influence upon real
landlords have gained modest degrees of      estate fundamentals. Also important will                         Mark D. Blackburn
pricing power through occupancy gains and    be investor sentiment toward the                                 Chartered Financial
relatively low affordability of single       interaction of economic growth against         [BLACKBURN        Analyst, Director of
family homes in many high                    the backdrop of the Fed interest rate             PHOTO]         Investments, INVESCO
barrier-to-entry markets.                    policy.                                                          Real Estate, is
                                                                                                              manager of AIM Real
    Despite positive performance by the          We appreciate your continued                                 Estate Fund. He joined
REIT market during the fiscal year, a few    participation in AIM Real Estate Fund.        INVESCO in 1998 and has approximately 19
holdings detracted from Fund performance.                                                  years of experience in institutional
AMERICAN FINANCIAL REALTY TRUST, which       THE VIEWS AND OPINIONS EXPRESSED IN           investing and risk management. Mr.
acquires, manages and operates properties    MANAGEMENT'S DISCUSSION OF FUND               Blackburn earned a B.S. in accounting
leased to regulated financial                PERFORMANCE ARE THOSE OF A I M ADVISORS,      from Louisiana State University and an
institutions, declined amid concern over     INC. THESE VIEWS AND OPINIONS ARE SUBJECT     M.B.A. from Southern Methodist
the company's business strategy. We          TO CHANGE AT ANY TIME BASED ON FACTORS        University. He is a certified public
believe the company's management became      SUCH AS MARKET AND ECONOMIC CONDITIONS.       accountant.
overly ambitious in its expansion plan.      THESE VIEWS AND OPINIONS MAY NOT BE
We sold the position.                        RELIED UPON AS INVESTMENT ADVICE OR                              James Cowen Portfolio
                                             RECOMMENDATIONS, OR AS AN OFFER FOR A                            manager, INVESCO Real
    MILLS CORP., which was once regarded     PARTICULAR SECURITY. THE INFORMATION IS           [COWEN         Estate, is manager of
as one of the best mall developers in the    NOT A COMPLETE ANALYSIS OF EVERY ASPECT           PHOTO]         AIM Real Estate Fund.
country and one of strongest                 OF ANY MARKET, COUNTRY, INDUSTRY,                                He joined INVESCO in
value-creators in the REIT universe, was     SECURITY OR THE FUND. STATEMENTS OF FACT                         2001. He has eight
also a detractor during the period.          ARE FROM SOURCES CONSIDERED RELIABLE, BUT                        years of real estate
Shares of the stock declined amid            A I M ADVISORS, INC. MAKES NO                 experience. Mr. Cowen earned a B.A. in
concerns of the SEC inquiry into Mills'      REPRESENTATION OR WARRANTY AS TO THEIR        town and country planning from University
earnings reports and various class action    COMPLETENESS OR ACCURACY. ALTHOUGH            of Manchester and a master of philosophy
lawsuits for alleged violations of           HISTORICAL PERFORMANCE IS NO GUARANTEE OF     degree from the University of Cambridge.
federal securities law. We sold our          FUTURE RESULTS, THESE INSIGHTS MAY HELP
position.                                    YOU UNDERSTAND OUR INVESTMENT MANAGEMENT                         James W. Trowbridge
                                             PHILOSOPHY.                                                      Portfolio manager,
    During the reporting period, there                                                      [TROWBRIDGE       INVESCO Real Estate,
were no major changes to the portfolio or           See important Fund and index               PHOTO]         is manager of AIM Real
strategy. We added to our position in the      disclosures on the inside front cover.                         Estate Fund. Mr.
lodging sector as it continues to                                                                             Trowbridge joined
experience both improving fundamentals                                                                        INVESCO Real Estate in
and limited new supply. We continued to                                                    1989. He has 31 years of real estate
selectively add to our position in the                                                     investment experience with major
office sector as a result of improving                                                     institutional investors. Mr. Trowbridge
fundamentals, characterized by                                                             earned his B.S. in finance from Indiana
above-average demand and limited new                                                       University.
construction. We remained well
diversified both by property type and                                                                         Ping Ying Wang
geographic location.                                                                                          Chartered Financial
                                                                                                PHOTO]        Analyst, portfolio
                                                                                                [WANG         manager, INVESCO Real
                                                                                                              Estate, is manager of
                                                                                                              AIM Real Estate Fund.
                                                                                                              She has nine years of
                                                                                           real estate experience. She earned a B.S.
                                                                                           in international finance from the
                                                                                           People's University of China and a Ph.D.
                                                                                           in finance from the University of Texas
                                             FOR A PRESENTATION OF YOUR FUND'S             at Dallas.
                                             LONG-TERM PERFORMANCE, PLEASE SEE PAGES 7
                                             AND 8.                                        Assisted by the Real Estate Team

AIM Real Estate Fund

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      together with the amount you invested, to         The hypothetical account values and
                                             estimate the expenses that you paid over      expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account        actual ending account balance or expenses
two types of costs: (1) transaction          value by $1,000 (for example, an $8,600       you paid for the period. You may use this
costs, which may include sales charges       account value divided by $1,000 = 8.6),       information to compare the ongoing costs
(loads) on purchase payments; contingent     then multiply the result by the number in     of investing in the Fund and other funds.
deferred sales charges on redemptions;       the table under the heading entitled          To do so, compare this 5% hypothetical
and redemption fees, if any; and (2)         "Actual Expenses Paid During Period" to       example with the 5% hypothetical examples
ongoing costs, including management fees;    estimate the expenses you paid on your        that appear in the shareholder reports of
distribution and/or service fees (12b-1);    account during this period.                   the other funds.
and other Fund expenses. This example is
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON               Please note that the expenses shown
ongoing costs (in dollars) of investing      PURPOSES                                      in the table are meant to highlight your
in the Fund and to compare these costs                                                     ongoing costs only and do not reflect any
with ongoing costs of investing in other     The table below also provides information     transactional costs, such as sales
mutual funds. The example is based on an     about hypothetical account values and         charges (loads) on purchase payments,
investment of $1,000 invested at the         hypothetical expenses based on the Fund's     contingent deferred sales charges on
beginning of the period and held for the     actual expense ratio and an assumed rate      redemptions, and redemption fees, if any.
entire period February 1, 2006, through      of return of 5% per year before expenses,     Therefore, the hypothetical information
July 31, 2006.                               which is not the Fund's actual return.        is useful in comparing ongoing costs
                                             The Fund's actual cumulative total            only, and will not help you determine the
ACTUAL EXPENSES                              returns at net asset value after expenses     relative total costs of owning different
                                             for the six months ended July 31, 2006,       funds. In addition, if these
The table below provides information         appear in the table "Cumulative Total         transactional costs were included, your
about actual account values and actual       Returns" on page 8.                           costs would have been higher.
expenses. You may use the information in
this table,

====================================================================================================================================

                                                ACTUAL                             HYPOTHETICAL
                                                                         (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING            ENDING            EXPENSES          ENDING              EXPENSES          ANNUALIZED
    SHARE        ACCOUNT VALUE      ACCOUNT VALUE        PAID DURING     ACCOUNT VALUE         PAID DURING         EXPENSE
    CLASS          (2/1/06)          (7/31/06)(1)         PERIOD(2)        (7/31/06)            PERIOD(2)           RATIO
      A           $1,000.00          $1,105.90            $6.74            $1,018.40             $6.46               1.29%
      B            1,000.00           1,101.90            10.63             1,014.68             10.19               2.04
      C            1,000.00           1,101.80            10.63             1,014.68             10.19               2.04
      R            1,000.00           1,104.50             8.04             1,017.16              7.70               1.54
  Investor         1,000.00           1,106.40             6.53             1,018.60              6.26               1.25

(1) The actual ending account value is based on the actual total return of the Fund for the period February 1, 2006, through July
    31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended July 31, 2006, appear in the table "Cumulative Total Returns" on page 8.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM Real Estate Fund

YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT
Fund and index data from 7/31/96

================================================================================

                                [MOUNTAIN CHART]

  DATE    AIM REAL ESTATE FUND-   S&P 500     MSCI U.S. REIT    LIPPER REAL ESTATE FUNDS
             CLASS C SHARES        INDEX          INDEX                 INDEX

  7/96         $10000             $10000         $10000                 $10000
  8/96          10489              10211          10391                  10415
  9/96          10870              10785          10627                  10664
 10/96          11063              11083          10913                  10863
 11/96          11663              11920          11429                  11324
 12/96          12976              11684          12750                  12369
  1/97          12970              12413          12765                  12546
  2/97          12892              12511          12717                  12611
  3/97          12969              11998          12778                  12639
  4/97          12408              12713          12363                  12216
  5/97          12822              13490          12734                  12655
  6/97          13548              14090          13407                  13303
  7/97          14228              15211          13771                  13801
  8/97          14181              14360          13678                  13748
  9/97          15508              15146          14971                  14967
 10/97          15074              14640          14567                  14401
 11/97          15095              15317          14783                  14553
 12/97          15426              15580          15118                  14914
  1/98          15268              15752          14902                  14711
  2/98          15024              16888          14663                  14594
  3/98          15340              17752          15010                  14903
  4/98          14887              17934          14478                  14439
  5/98          14661              17626          14352                  14252
  6/98          14343              18341          14350                  14100
  7/98          13450              18148          13343                  13202
  8/98          11746              15526          12087                  11841
  9/98          12113              16521          12835                  12391
 10/98          11732              17863          12593                  12247
 11/98          11903              18945          12791                  12515
 12/98          11854              20036          12563                  12361
  1/99          11482              20874          12225                  12085
  2/99          11306              20225          12024                  11876
  3/99          11191              21034          11959                  11770
  4/99          12396              21848          13115                  13032
  5/99          12657              21333          13393                  13298
  6/99          12433              22514          13144                  13181
  7/99          11957              21814          12730                  12669
  8/99          11946              21706          12608                  12458
  9/99          11509              21112          12080                  11960
 10/99          11125              22447          11804                  11648
 11/99          10900              22903          11630                  11469
 12/99          11433              24250          11991                  11923
  1/00          11476              23032          12066                  11819
  2/00          11294              22597          11874                  11616
  3/00          11837              24806          12310                  12118
  4/00          12671              24060          13137                  12723
  5/00          12757              23566          13258                  12869
  6/00          13276              24147          13587                  13418
  7/00          14317              23770          14818                  14402
  8/00          13660              25245          14211                  13999
  9/00          14250              23913          14648                  14463
 10/00          13607              23811          13953                  13847
 11/00          13840              21936          14197                  14060
 12/00          14665              22043          15206                  14971
  1/01          14519              22825          15271                  15053
  2/01          14194              20745          15009                  14834
  3/01          14247              19431          15133                  14767
  4/01          14483              20940          15483                  15100
  5/01          14698              21081          15830                  15430
  6/01          15631              20568          16785                  16269
  7/01          15370              20365          16423                  15979
  8/01          15902              19092          17030                  16476
  9/01          15577              17550          16350                  15689
 10/01          15110              17885          15802                  15178
 11/01          15702              19256          16723                  15980
 12/01          16054              19425          17157                  16486
  1/02          16169              19142          17118                  16553
  2/02          16514              18773          17457                  16891
  3/02          17407              19479          18581                  17854
  4/02          17581              18298          18700                  18037
  5/02          17859              18164          18937                  18251
  6/02          18402              16871          19481                  18652
  7/02          17729              15556          18388                  17584
  8/02          17659              15658          18419                  17623
  9/02          17214              13958          17750                  16994
 10/02          16583              15185          16858                  16246
 11/02          17238              16078          17636                  16904
 12/02          17351              15134          17783                  17084
  1/03          16999              14738          17293                  16637
  2/03          17341              14517          17603                  16894
  3/03          17750              14657          17972                  17284
  4/03          18435              15864          18731                  18035
  5/03          19298              16699          19789                  19099
  6/03          19771              16912          20243                  19552
  7/03          20817              17211          21318                  20448
  8/03          21054              17546          21447                  20668
  9/03          21732              17360          22206                  21329
 10/03          22134              18341          22581                  21805
 11/03          23318              18503          23576                  22759
 12/03          24006              19472          24317                  23442
  1/04          24858              19830          25382                  24279
  2/04          25400              20105          25807                  24812
  3/04          26950              19802          27247                  26165
  4/04          23333              19491          23208                  22725
  5/04          24840              19758          24875                  24063
  6/04          25705              20142          25580                  24804
  7/04          25946              19476          25714                  24907
  8/04          27654              19554          27780                  26641
  9/04          27745              19766          27725                  26789
 10/04          29407              20068          29241                  28021
 11/04          30777              20879          30482                  29270
 12/04          32430              21590          31973                  30973
  1/05          29887              21063          29221                  28921
  2/05          30646              21506          30091                  29769
  3/05          30018              21126          29594                  29221
  4/05          31768              20725          31354                  30398
  5/05          32667              21384          32377                  31421
  6/05          34039              21415          34002                  32882
  7/05          36558              22211          36439                  34999
  8/05          35154              22009          35038                  33788
  9/05          35386              22187          35238                  33889
 10/05          34657              21817          34399                  33100
 11/05          36293              22641          35890                  34532
 12/05          36780              22649          35852                  34773
  1/06          39178              23249          38606                  36954
  2/06          39863              23311          39332                  37510
  3/06          42032              23602          41286                  39240
  4/06          40952              23918          39751                  38217
  5/06          39936              23231          38604                  37158
  6/06          42137              23262          40683                  38768
  7/06          43169              23405          42142                  39670

                                      SOURCE: LIPPER, INC., LEHMAN BROTHERS INC.
================================================================================

Past performance cannot guarantee            chart and table(s) does not reflect           vertical axis, the one that indicates the
comparable future results.                   deduction of taxes a shareholder would        dollar value of an investment, is
                                             pay on Fund distributions or sale of Fund     constructed with each segment
    The data shown in the chart include      shares. Performance of the indexes does       representing a percent change in the
reinvested distributions, applicable         not reflect the effects of taxes.             value of the investment. In this chart,
sales charges, Fund expenses and                                                           each segment represents a doubling, or
management fees. Index results include           This chart, which is a logarithmic        100% change, in the value of the
reinvested dividends, but they do not        chart, presents the fluctuations in the       investment. In other words, the space
reflect sales charges. Performance of an     value of the Fund and its indexes. We         between $5,000 and $10,000 is the same
index of funds reflects fund expenses and    believe that a logarithmic chart is more      size as the space between $10,000 and
management fees; performance of a market     effective than other types of charts in       $20,000 and so on.
index does not. Performance shown in the     illustrating changes in value during the
                                             early years shown in the chart. The

Continued from inside front cover

returns based on those net asset values      on Form N-Q. The most recent list of          A description of the policies and
may differ from the net asset values and     portfolio holdings is available at            procedures that the Fund uses to
returns reported in the Financial            AIMinvestments.com. From our home page,       determine how to vote proxies relating to
Highlights.                                  click on Products & Performance, then         portfolio securities is available without
                                             Mutual Funds, then Fund Overview. Select      charge, upon request, from our Client
o Property type classifications used in      your Fund from the drop-down menu and         Services department at 800-959-4246 or on
this report are generally according to       click on Complete Quarterly Holdings.         the AIM Web site, AIMinvestments.com. On
the FTSE National Association of Real        Shareholders can also look up the Fund's      the home page, scroll down and click on
Estate Investment Trusts (NAREIT) Equity     Forms N-Q on the SEC Web site at sec.gov.     AIM Funds Proxy Policy. The information
Index, which is exclusively owned by         Copies of the Fund's Forms N-Q may be         is also available on the SEC Web site,
NAREIT.                                      reviewed and copied at the SEC Public         sec.gov.
                                             Reference Room in Washington, D.C. You
The Fund provides a complete list of its     can obtain information on the operation       Information regarding how the Fund voted
holdings four times in each fiscal year,     of the Public Reference Room, including       proxies related to its portfolio
at the quarter-ends. For the second and      information about duplicating fee             securities during the 12 months ended
fourth quarters, the lists appear in the     charges, by calling 202-942-8090 or           June 30, 2006, is available at our Web
Fund's semiannual and annual reports to      800-732-0330,or by electronic request at      site. Go to AIMinvestments.com, access
shareholders. For the first and third        the following e-mail address:                 the About Us tab, click on Required
quarters, the Fund files the lists with      publicinfo@sec.gov. The SEC file numbers      Notices and then click on Proxy Voting
the Securities and Exchange Commission       for the Fund are 811-05686 and 033-39519.     Activity. Next, select the Fund from the
(SEC)                                                                                      drop-down menu. The information is also
                                                                                           available on the SEC Web site, sec.gov.

AIM Real Estate Fund

=========================================    =========================================     =========================================

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                  CUMULATIVE TOTAL RETURNS

As of 7/31/06, including applicable sales    As of 6/30/06, the most recent calendar       6 months ended 7/31/06, excluding
charges                                      quarter-end, including applicable sales       applicable sales charges
                                             charges
CLASS A SHARES                                                                             Class A Shares               10.59%
Inception (12/31/96)       13.49%            CLASS A SHARES                                Class B Shares               10.19
 5 Years                   22.37             Inception (12/31/96)        13.32%            Class C Shares               10.18
 1 Year                    12.40              5 Years                    21.38             Class R Shares               10.45
                                              1 Year                     17.86             Investor Class Shares        10.64
CLASS B SHARES
Inception (3/3/98)         13.41%            CLASS B SHARES                                =========================================
 5 Years                   22.77             Inception (3/3/98)          13.20%
 1 Year                    13.06              5 Years                    21.76
                                              1 Year                     18.81
CLASS C SHARES
Inception (5/1/95)         15.28%            CLASS C SHARES
10 Years                   15.75             Inception (5/1/95)          15.16%
 5 Years                   22.93             10 Years                    15.46
 1 Year                    17.07              5 Years                    21.93
                                              1 Year                     22.78
CLASS R SHARES
Inception                  13.98%            CLASS R SHARES
 5 Years                   23.56             Inception                   13.82%
 1 Year                    18.66              5 Years                    22.56
                                              1 Year                     24.41
INVESTOR CLASS SHARES
Inception                  14.18%            INVESTOR CLASS SHARES
 5 Years                   23.81             Inception                   14.02%
 1 Year                    18.99              5 Years                    22.80
                                              1 Year                     24.72

=========================================    =========================================

CLASS R SHARES' INCEPTION DATE IS APRIL      CLASS A SHARES' INCEPTION DATE IS             BEGINNING AT THE TIME OF PURCHASE TO 0%
30, 2004. RETURNS SINCE THAT DATE ARE        DECEMBER 31, 1996.                            AT THE BEGINNING OF THE SEVENTH YEAR. THE
HISTORICAL RETURNS. ALL OTHER RETURNS ARE                                                  CDSC ON CLASS C SHARES IS 1% FOR THE
BLENDED RETURNS OF HISTORICAL CLASS R            THE PERFORMANCE DATA QUOTED REPRESENT     FIRST YEAR AFTER PURCHASE. CLASS R SHARES
SHARE PERFORMANCE AND RESTATED CLASS A       PAST PERFORMANCE AND CANNOT GUARANTEE         DO NOT HAVE A FRONT-END SALES CHARGE;
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      COMPARABLE FUTURE RESULTS; CURRENT            RETURNS SHOWN ARE AT NET ASSET VALUE AND
THE INCEPTION DATE OF CLASS R SHARES) AT     PERFORMANCE MAY BE LOWER OR HIGHER.           DO NOT REFLECT A 0.75% CDSC THAT MAY BE
NET ASSET VALUE, ADJUSTED TO REFLECT THE     PLEASE VISIT AIMINVESTMENTS.COM FOR THE       IMPOSED ON A TOTAL REDEMPTION OF
HIGHER RULE 12b-1 FEES APPLICABLE TO         MOST RECENT MONTH-END PERFORMANCE.            RETIREMENT PLAN ASSETS WITHIN THE FIRST
CLASS R SHARES. CLASS A SHARES' INCEPTION    PERFORMANCE FIGURES REFLECT REINVESTED        YEAR. INVESTOR CLASS SHARES DO NOT HAVE A
DATE IS DECEMBER 31, 1996.                   DISTRIBUTIONS, CHANGES IN NET ASSET VALUE     FRONT-END SALES CHARGE OR A CDSC;
                                             AND THE EFFECT OF THE MAXIMUM SALES           THEREFORE, PERFORMANCE IS AT NET ASSET
    INVESTOR CLASS SHARES' INCEPTION DATE    CHARGE UNLESS OTHERWISE STATED.               VALUE.
IS SEPTEMBER 30, 2003. RETURNS SINCE THAT    INVESTMENT RETURN AND PRINCIPAL VALUE
DATE ARE HISTORICAL RETURNS. ALL OTHER       WILL FLUCTUATE SO THAT YOU MAY HAVE A             THE PERFORMANCE OF THE FUND'S SHARE
RETURNS ARE BLENDED RETURNS OF HISTORICAL    GAIN OR LOSS WHEN YOU SELL SHARES.            CLASSES WILL DIFFER PRIMARILY DUE TO
INVESTOR CLASS SHARE PERFORMANCE AND                                                       DIFFERENT SALES CHARGE STRUCTURES AND
RESTATED CLASS A SHARE PERFORMANCE (FOR          CLASS A SHARE PERFORMANCE REFLECTS        CLASS EXPENSES.
PERIODS PRIOR TO THE INCEPTION DATE OF       THE MAXIMUM 5.50% SALES CHARGE, AND CLASS
INVESTOR CLASS SHARES) AT NET ASSET VALUE    B AND CLASS C SHARE PERFORMANCE REFLECTS          HAD THE ADVISOR NOT WAIVED FEES
AND REFLECT THE HIGHER RULE 12b-1 FEES       THE APPLICABLE CONTINGENT DEFERRED SALES      AND/OR REIMBURSED EXPENSES IN THE PAST,
APPLICABLE TO CLASS A SHARES.                CHARGE (CDSC) FOR THE PERIOD INVOLVED.        PERFORMANCE WOULD HAVE BEEN LOWER.
                                             THE CDSC ON CLASS B SHARES DECLINES FROM
                                             5%

AIM Real Estate Fund


APPROVAL OF INVESTMENT ADVISORY AGREEMENT


The Board of Trustees of AIM Investment      the performance of funds advised by other     the Board concluded that the advisory fee
Securities Funds (the "Board") oversees      advisors with investment strategies           rate for the Fund under the Advisory
the management of AIM Real Estate Fund       comparable to those of the Fund. The          Agreement was fair and reasonable.
(the "Fund") and, as required by law,        Board noted that the Fund's performance
determines annually whether to approve       in such periods was above the median          o Expense limitations and fee waivers.
the continuance of the Fund's advisory       performance of such comparable funds.         The Board noted that AIM has
agreement with A I M Advisors, Inc.          Based on this review and after taking         contractually agreed to waive advisory
("AIM"). Based upon the recommendation of    account of all of the other factors that      fees of the Fund through December 31,
the Investments Committee of the Board,      the Board considered in determining           2009 to the extent necessary so that the
at a meeting held on June 27, 2006, the      whether to continue the Advisory              advisory fees payable by the Fund do not
Board, including all of the independent      Agreement for the Fund, the Board             exceed a specified maximum advisory fee
trustees, approved the continuance of the    concluded that no changes should be made      rate, which maximum rate includes
advisory agreement (the "Advisory            to the Fund and that it was not necessary     breakpoints and is based on net asset
Agreement") between the Fund and AIM for     to change the Fund's portfolio management     levels. The Board considered the
another year, effective July 1, 2006.        team at this time. Although the               contractual nature of this fee waiver and
                                             independent written evaluation of the         noted that it remains in effect until
    The Board considered the factors         Fund's Senior Officer (discussed below)       December 31, 2009. The Board considered
discussed below in evaluating the            only considered Fund performance through      the effect this fee waiver would have on
fairness and reasonableness of the           the most recent calendar year, the Board      the Fund's estimated expenses and
Advisory Agreement at the meeting on June    also reviewed more recent Fund                concluded that the levels of fee
27, 2006 and as part of the Board's          performance, which did not change their       waivers/expense limitations for the Fund
ongoing oversight of the Fund. In their      conclusions.                                  were fair and reasonable.
deliberations, the Board and the
independent trustees did not identify any    o The performance of the Fund relative to     o Breakpoints and economies of scale. The
particular factor that was controlling,      indices. The Board reviewed the               Board reviewed the structure of the
and each trustee attributed different        performance of the Fund during the past       Fund's advisory fee under the Advisory
weights to the various factors.              one, three and five calendar years            Agreement, noting that it does not
                                             against the performance of the Lipper         include any breakpoints. The Board
    One responsibility of the independent    Real Estate Fund Index. The Board noted       considered whether it would be
Senior Officer of the Fund is to manage      that the Fund's performance in such           appropriate to add advisory fee
the process by which the Fund's proposed     periods was comparable to the performance     breakpoints for the Fund or whether, due
management fees are negotiated to ensure     of such Index. Based on this review and       to the nature of the Fund and the
that they are negotiated in a manner         after taking account of all of the other      advisory fee structures of comparable
which is at arms' length and reasonable.     factors that the Board considered in          funds, it was reasonable to structure the
To that end, the Senior Officer must         determining whether to continue the           advisory fee without breakpoints. Based
either supervise a competitive bidding       Advisory Agreement for the Fund, the          on this review, the Board concluded that
process or prepare an independent written    Board concluded that no changes should be     it was not necessary to add advisory fee
evaluation. The Senior Officer has           made to the Fund and that it was not          breakpoints to the Fund's advisory fee
recommended an independent written           necessary to change the Fund's portfolio      schedule. The Board reviewed the level of
evaluation in lieu of a competitive          management team at this time. Although        the Fund's advisory fees, and noted that
bidding process and, upon the direction      the independent written evaluation of the     such fees, as a percentage of the Fund's
of the Board, has prepared such an           Fund's Senior Officer (discussed below)       net assets, would remain constant under
independent written evaluation. Such         only considered Fund performance through      the Advisory Agreement because the
written evaluation also considered           the most recent calendar year, the Board      Advisory Agreement does not include any
certain of the factors discussed below.      also reviewed more recent Fund                breakpoints. The Board noted that AIM has
In addition, as discussed below, the         performance, which did not change their       contractually agreed to waive advisory
Senior Officer made a recommendation to      conclusions.                                  fees of the Fund through December 31,
the Board in connection with such written                                                  2009 to the extent necessary so that the
evaluation.                                  o Meetings with the Fund's portfolio          advisory fees payable by the Fund do not
                                             managers and investment personnel. With       exceed a specified maximum advisory fee
    The discussion below serves as a         respect to the Fund, the Board is meeting     rate, which maximum rate includes
summary of the Senior Officer's              periodically with such Fund's portfolio       breakpoints and is based on net asset
independent written evaluation and           managers and/or other investment              levels. The Board concluded that the
recommendation to the Board in connection    personnel and believes that such              Fund's fee levels under the Advisory
therewith, as well as a discussion of the    individuals are competent and able to         Agreement therefore would not reflect
material factors and the conclusions with    continue to carry out their                   economies of scale, although the advisory
respect thereto that formed the basis for    responsibilities under the Advisory           fee waiver reflects economies of scale.
the Board's approval of the Advisory         Agreement.
Agreement. After consideration of all of                                                   o Investments in affiliated money market
the factors below and based on its           o Overall performance of AIM. The Board       funds. The Board also took into account
informed business judgment, the Board        considered the overall performance of AIM     the fact that uninvested cash and cash
determined that the Advisory Agreement is    in providing investment advisory and          collateral from securities lending
in the best interests of the Fund and its    portfolio administrative services to the      arrangements, if any (collectively, "cash
shareholders and that the compensation to    Fund and concluded that such performance      balances") of the Fund may be invested in
AIM under the Advisory Agreement is fair     was satisfactory.                             money market funds advised by AIM
and reasonable and would have been                                                         pursuant to the terms of an SEC exemptive
obtained through arm's length                o Fees relative to those of clients of        order. The Board found that the Fund may
negotiations.                                AIM with comparable investment                realize certain benefits upon investing
                                             strategies. The Board reviewed the            cash balances in AIM advised money market
    Unless otherwise stated, information     effective advisory fee rate (before           funds, including a higher net return,
presented below is as of June 27, 2006       waivers) for the Fund under the Advisory      increased liquidity, increased
and does not reflect any changes that may    Agreement. The Board noted that this rate     diversification or decreased transaction
have occurred since June 27, 2006,           was (i) above the effective advisory fee      costs. The Board also found that the Fund
including but not limited to changes to      rate (before waivers) for one mutual fund     will not receive reduced services if it
the Fund's performance, advisory fees,       advised by AIM with investment strategies     invests its cash balances in such money
expense limitations and/or fee waivers.      comparable to those of the Fund; (ii) the     market funds. The Board noted that, to
                                             same as the effective advisory fee rate       the extent the Fund invests uninvested
o The nature and extent of the advisory      (before waivers) for one variable             cash in affiliated money market funds,
services to be provided by AIM. The Board    insurance fund advised by AIM and offered     AIM has voluntarily agreed to waive a
reviewed the services to be provided by      to insurance company separate accounts        portion of the advisory fees it receives
AIM under the Advisory Agreement. Based      with investment strategies comparable to      from the Fund attributable to such
on such review, the Board concluded that     those of the Fund; and (iii) above the        investment. The Board further determined
the range of services to be provided by      effective sub-advisory fee rate for one       that the proposed securities lending
AIM under the Advisory Agreement was         variable insurance fund sub-advised by an     program and related procedures with
appropriate and that AIM currently is        AIM affiliate and offered to insurance        respect to the lending Fund is in the
providing services in accordance with the    company separate accounts with investment     best interests of the lending Fund and
terms of the Advisory Agreement.             strategies comparable to those of the         its respective shareholders. The Board
                                             Fund. The Board noted that AIM has agreed     therefore concluded that the investment
o The quality of services to be provided     to waive advisory fees of the Fund, as        of cash collateral received in connection
by AIM. The Board reviewed the               discussed below. Based on this review,        with the securities lending program in
credentials and experience of the            the Board concluded that the advisory fee     the money market funds according to the
officers and employees of AIM who will       rate for the Fund under the Advisory          procedures is in the best interests of
provide investment advisory services to      Agreement was fair and reasonable.            the lending Fund and its respective
the Fund. In reviewing the qualifications                                                  shareholders.
of AIM to provide investment advisory        o Fees relative to those of comparable
services, the Board considered such          funds with other advisors. The Board          o Independent written evaluation and
issues as AIM's portfolio and product        reviewed the advisory fee rate for the        recommendations of the Fund's Senior
review process, various back office          Fund under the Advisory Agreement. The        Officer. The Board noted that, upon their
support functions provided by AIM and        Board compared effective contractual          direction, the Senior Officer of the
AIM's equity and fixed income trading        advisory fee rates at a common asset          Fund, who is independent of AIM and AIM's
operations. Based on the review of these     level at the end of the past calendar         affiliates, had prepared an independent
and other factors, the Board concluded       year and noted that the Fund's rate was       written evaluation in order to assist the
that the quality of services to be           comparable to the median rate of the          Board in determining the reasonableness
provided by AIM was appropriate and that     funds advised by other advisors with          of the proposed management fees of the
AIM currently is providing satisfactory      investment strategies comparable to those     AIM Funds, including the Fund. The Board
services in accordance with the terms of     of the Fund that the Board reviewed. The      noted that the Senior Officer's written
the Advisory Agreement.                      Board noted that AIM has agreed to waive      evaluation had been relied upon by the
                                             advisory fees of the Fund, as discussed       Board in this regard in lieu of
o The performance of the Fund relative to    below. Based on this review,
comparable funds. The Board reviewed the                                                                                 (continued)
performance of the Fund during the past
one, three and five calendar years
against

AIM Real Estate Fund


a competitive bidding process. In            required by law, determines annually         was comparable to the performance of such
determining whether to continue the          whether to approve the continuance of the    Index. Based on this review and after
Advisory Agreement for the Fund, the         Fund's sub-advisory agreement. Based upon    taking account of all of the other
Board considered the Senior Officer's        the recommendation of the Investments        factors that the Board considered in
written evaluation and the recommendation    Committee of the Board, at a meeting held    determining whether to continue the
made by the Senior Officer to the Board      on June 27, 2006, the Board, including       Advisory Agreement for the Fund, the
that the Board consider whether the          all of the independent trustees, approved    Board concluded that no changes should be
advisory fee waivers for certain equity      the continuance of the sub-advisory          made to the Fund and that it was not
AIM Funds, including the Fund, should be     agreement (the "Sub-Advisory Agreement")     necessary to change the Fund's portfolio
simplified. The Board concluded that it      between INVESCO Institutional (N.A.),        management team at this time. Although
would be advisable to consider this issue    Inc. (the "Sub-Advisor") and AIM with        the independent written evaluation of the
and reach a decision prior to the            respect to the Fund for another year,        Fund's Senior Officer (discussed below)
expiration date of such advisory fee         effective July 1, 2006.                      only considered Fund performance through
waivers.                                                                                  the most recent calendar year, the Board
                                                 The Board considered the factors         also reviewed more recent Fund
o Profitability of AIM and its               discussed below in evaluating the            performance, which did not change their
affiliates. The Board reviewed               fairness and reasonableness of the           conclusions.
information concerning the profitability     Sub-Advisory Agreement at the meeting on
of AIM's (and its affiliates') investment    June 27, 2006 and as part of the Board's     o Meetings with the Fund's portfolio
advisory and other activities and its        ongoing oversight of the Fund. In their      managers and investment personnel. The
financial condition. The Board considered    deliberations, the Board and the             Board is meeting periodically with the
the overall profitability of AIM, as well    independent trustees did not identify any    Fund's portfolio managers and/or other
as the profitability of AIM in connection    particular factor that was controlling,      investment personnel and believes that
with managing the Fund. The Board noted      and each trustee attributed different        such individuals are competent and able
that AIM's operations remain profitable,     weights to the various factors.              to continue to carry out their
although increased expenses in recent                                                     responsibilities under the Sub-Advisory
years have reduced AIM's profitability.          The discussion below serves as a         Agreement.
Based on the review of the profitability     discussion of the material factors and
of AIM's and its affiliates' investment      the conclusions with respect thereto that    o Overall performance of the Sub-Advisor.
advisory and other activities and its        formed the basis for the Board's approval    The Board considered the overall
financial condition, the Board concluded     of the Sub-Advisory Agreement. After         performance of the Sub-Advisor in
that the compensation to be paid by the      consideration of all of the factors below    providing investment advisory services to
Fund to AIM under its Advisory Agreement     and based on its informed business           the Fund and concluded that such
was not excessive.                           judgment, the Board determined that the      performance was satisfactory.
                                             Sub-Advisory Agreement is in the best
o Benefits of soft dollars to AIM. The       interests of the Fund and its                o Fees relative to those of clients of
Board considered the benefits realized by    shareholders and that the compensation to    the Sub-Advisor with comparable
AIM as a result of brokerage transactions    the Sub-Advisor under the Sub-Advisory       investment strategies. The Board reviewed
executed through "soft dollar"               Agreement is fair and reasonable.            the sub-advisory fee rate for the Fund
arrangements. Under these arrangements,                                                   under the Sub-Advisory Agreement and the
brokerage commissions paid by the Fund           Unless otherwise stated, information     sub-advisory fees paid thereunder. The
and/or other funds advised by AIM are        presented below is as of June 27, 2006       Board noted that this rate was (i)
used to pay for research and execution       and does not reflect any changes that may    comparable to the sub-advisory fee rate
services. This research may be used by       have occurred since June 27, 2006,           for one mutual fund sub-advised by the
AIM in making investment decisions for       including but not limited to changes to      Sub-Advisor with investment strategies
the Fund. The Board concluded that such      the Fund's performance.                      comparable to those of the Fund; (ii)
arrangements were appropriate.                                                            comparable to the sub-advisory fee rate
                                             o The nature and extent of the advisory      for one variable insurance fund
o AIM's financial soundness in light of      services to be provided by the               sub-advised by the Sub-Advisor and
the Fund's needs. The Board considered       Sub-Advisor. The Board reviewed the          offered to insurance company separate
whether AIM is financially sound and has     services to be provided by the               accounts with investment strategies
the resources necessary to perform its       Sub-Advisor under the Sub-Advisory           comparable to those of the Fund; and
obligations under the Advisory Agreement,    Agreement. Based on such review, the         (iii) below the sub-advisory fee rate for
and concluded that AIM has the financial     Board concluded that the range of            one variable insurance fund sub-advised
resources necessary to fulfill its           services to be provided by the               by the Sub-Advisor and offered to
obligations under the Advisory Agreement.    Sub-Advisor under the Sub-Advisory           insurance company separate accounts with
                                             Agreement was appropriate and that the       investment strategies comparable to those
o Historical relationship between the        Sub-Advisor currently is providing           of the Fund. The Board noted that AIM has
Fund and AIM. In determining whether to      services in accordance with the terms of     agreed to waive advisory fees of the
continue the Advisory Agreement for the      the Sub-Advisory Agreement.                  Fund. The Board also considered the
Fund, the Board also considered the prior                                                 services to be provided by the
relationship between AIM and the Fund, as    o The quality of services to be provided     Sub-Advisor pursuant to the Sub-Advisory
well as the Board's knowledge of AIM's       by the Sub-Advisor. The Board reviewed       Agreement and the services to be provided
operations, and concluded that it was        the credentials and experience of the        by AIM pursuant to the Advisory
beneficial to maintain the current           officers and employees of the Sub-Advisor    Agreement, as well as the allocation of
relationship, in part, because of such       who will provide investment advisory         fees between AIM and the Sub-Advisor
knowledge. The Board also reviewed the       services to the Fund. Based on the review    pursuant to the Sub-Advisory Agreement.
general nature of the non-investment         of these and other factors, the Board        The Board noted that the sub-advisory
advisory services currently performed by     concluded that the quality of services to    fees have no direct effect on the Fund or
AIM and its affiliates, such as              be provided by the Sub-Advisor was           its shareholders, as they are paid by AIM
administrative, transfer agency and          appropriate, and that the Sub-Advisor        to the Sub-Advisor, and that AIM and the
distribution services, and the fees          currently is providing satisfactory          Sub-Advisor are affiliates. Based on this
received by AIM and its affiliates for       services in accordance with the terms of     review, the Board concluded that the
performing such services. In addition to     the Sub-Advisory Agreement.                  sub-advisory fee rate under the
reviewing such services, the trustees                                                     Sub-Advisory Agreement was fair and
also considered the organizational           o The performance of the Fund relative to    reasonable.
structure employed by AIM and its            comparable funds. The Board reviewed the
affiliates to provide those services.        performance of the Fund during the past      o Profitability of AIM and its affiliates.
Based on the review of these and other       one, three and five calendar years           The Board reviewed information concerning
factors, the Board concluded that AIM and    against the performance of funds advised     the profitability of AIM's (and its
its affiliates were qualified to continue    by other advisors with investment            affiliates') investment advisory and
to provide non-investment advisory           strategies comparable to those of the        other activities and its financial
services to the Fund, including              Fund. The Board noted that the Fund's        condition. The Board considered the
administrative, transfer agency and          performance in such periods was above the    overall profitability of AIM, as well as
distribution services, and that AIM and      median performance of such comparable        the profitability of AIM in connection
its affiliates currently are providing       funds. Based on this review and after        with managing the Fund. The Board noted
satisfactory non-investment advisory         taking account of all of the other           that AIM's operations remain profitable,
services.                                    factors that the Board considered in         although increased expenses in recent
                                             determining whether to continue the          years have reduced AIM's profitability.
o Other factors and current trends. The      Advisory Agreement for the Fund, the         Based on the review of the profitability
Board considered the steps that AIM and      Board concluded that no changes should be    of AIM's and its affiliates' investment
its affiliates have taken over the last      made to the Fund and that it was not         advisory and other activities and its
several years, and continue to take, in      necessary to change the Fund's portfolio     financial condition, the Board concluded
order to improve the quality and             management team at this time. Although       that the compensation to be paid by the
efficiency of the services they provide      the independent written evaluation of the    Fund to AIM under its Advisory Agreement
to the Funds in the areas of investment      Fund's Senior Officer (discussed below)      was not excessive.
performance, product line                    only considered Fund performance through
diversification, distribution, fund          the most recent calendar year, the Board     o The Sub-Advisor's financial soundness
operations, shareholder services and         also reviewed more recent Fund               in light of the Fund's needs. The Board
compliance. The Board concluded that         performance, which did not change their      considered whether the Sub-Advisor is
these steps taken by AIM have improved,      conclusions.                                 financially sound and has the resources
and are likely to continue to improve,                                                    necessary to perform its obligations
the quality and efficiency of the            o The performance of the Fund relative to    under the Sub-Advisory Agreement, and
services AIM and its affiliates provide      indices. The Board reviewed the              concluded that the Sub-Advisor has the
to the Fund in each of these areas, and      performance of the Fund during the past      financial resources necessary to fulfill
support the Board's approval of the          one, three and five calendar years           its obligations under the Sub-Advisory
continuance of the Advisory Agreement for    against the performance of the Lipper        Agreement.
the Fund.                                    Real Estate Fund Index. The Board noted
                                             that the Fund's performance in such
Approval of Sub-Advisory Agreement           periods

The Board oversees the management of the Fund and, as

Supplement to Annual Report dated 7/31/06

AIM Real Estate Fund

INSTITUTIONAL CLASS SHARES                  =======================================            INSTITUTIONAL CLASS SHARES HAVE NO
                                            Average Annual Total Returns                  SALES CHARGE; THEREFORE, PERFORMANCE IS AT
The following information has been          For periods ended 7/31/06                     NAV. PERFORMANCE OF INSTITUTIONAL CLASS
prepared to provide Institutional Class                                                   SHARES WILL DIFFER FROM PERFORMANCE OF
shareholders with a performance overview    Inception                   14.30%            OTHER SHARE CLASSES PRIMARILY DUE TO
specific to their holdings.                 5 Years                     24.05             DIFFERING SALES CHARGES AND CLASS
Institutional Class shares are offered      1 Year                      19.55             EXPENSES.
exclusively to institutional investors,     6 Months*                   10.88
including defined contribution plans        =======================================            PLEASE NOTE THAT PAST PERFORMANCE IS
that meet certain criteria.                 Average Annual Total Returns                  NOT INDICATIVE OF FUTURE RESULTS. MORE
                                            For periods ended 6/30/06, most               RECENT RETURNS MAY BE MORE OR LESS THAN
                                            recent calendar quarter-end                   THOSE SHOWN. ALL RETURNS ASSUME
                                                                                          REINVESTMENT OF DISTRIBUTIONS AT NAV.
                                            Inception                   14.13%            INVESTMENT RETURN AND PRINCIPAL VALUE WILL
                                            5 Years                     23.03             FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
                                            1 Year                      25.32             MAY BE WORTH MORE OR LESS THAN THEIR
                                            6 Months*                   15.27             ORIGINAL COST. SEE FULL REPORT FOR
                                                                                          INFORMATION ON COMPARATIVE BENCHMARKS.
                                            *    Cumulative total return that has         PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                                 not been annualized                      MORE INFORMATION. FOR THE MOST CURRENT
                                            =======================================       MONTH-END PERFORMANCE, PLEASE CALL
                                                                                          800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                            INSTITUTIONAL CLASS SHARES' INCEPTION
                                            DATE IS APRIL 30, 2004. RETURNS SINCE              HAD THE ADVISOR NOT WAIVED FEES
                                            THAT DATE ARE HISTORICAL RETURNS. ALL         AND/OR REIMBURSED EXPENSES IN THE PAST,
                                            OTHER RETURNS ARE BLENDED RETURNS OF          PERFORMANCE WOULD HAVE BEEN LOWER.
                                            HISTORICAL INSTITUTIONAL CLASS SHARE
                                            PERFORMANCE AND RESTATED CLASS A SHARE
                                            PERFORMANCE (FOR PERIODS PRIOR TO THE
                                            INCEPTION DATE OF INSTITUTIONAL CLASS
                                            SHARES) AT NET ASSET VALUE (NAV) AND
                                            REFLECT THE HIGHER RULE 12B-1 FEES
                                            APPLICABLE TO CLASS A SHARES. CLASS A
                                            SHARES' INCEPTION DATE IS DECEMBER 31,
                                            1996.


====================================
NASDAQ Symbol                  IARIX
====================================

Over for information on your Fund's expenses.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                  [YOUR GOALS.
                                OUR SOLUTIONS.]          [AIM INVESTMENTS LOGO]
                            - REGISTERED TRADEMARK -    - REGISTERED TRADEMARK -

AIMINVESTMENTS.COM   REA-INS-1   A I M Distributors, Inc.

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                     divide your account value by $1,000                 The hypothetical account values and
                                            (for example, an $8,600 account value          expenses may not be used to estimate the
As a shareholder of the Fund, you incur     divided by $1,000 = 8.6), then multiply        actual ending account balance or
ongoing costs, including management fees    the result by the number in the table          expenses you paid for the period. You
and other Fund expenses. This example is    under the heading entitled "Actual             may use this information to compare the
intended to help you understand your        Expenses Paid During Period" to                ongoing costs of investing in the Fund
ongoing costs (in dollars) of investing     estimate the expenses you paid on your         and other funds. To do so, compare this
in the Fund and to compare these costs      account during this period.                    5% hypothetical example with the 5%
with ongoing costs of investing in other                                                   hypothetical examples that appear in the
mutual funds. The example is based on an    HYPOTHETICAL EXAMPLE FOR COMPARISON            shareholder reports of the other funds.
investment of $1,000 invested at the        PURPOSES
beginning of the period and held for the                                                        Please note that the expenses shown
entire period February 1, 2006, through     The table below also provides                  in the table are meant to highlight your
July 31, 2006.                              information about hypothetical account         ongoing costs only. Therefore, the
                                            values and hypothetical expenses based         hypothetical information is useful in
ACTUAL EXPENSES                             on the Fund's actual expense ratio and         comparing ongoing costs only, and will
                                            an assumed rate of return of 5% per            not help you determine the relative
The table below provides information        year before expenses, which is not the         total costs of owning different funds.
about actual account values and actual      Fund's actual return. The Fund's actual
expenses. You may use the information in    cumulative total return after expenses
this table, together with the amount you    for the six months ended July 31, 2006,
invested, to estimate the expenses that     appears in the table on the front of
you paid over the period. Simply            this supplement.







                                                                         HYPOTHETICAL
                                           ACTUAL             (5% annual return before expenses)
                                ---------------------------   ----------------------------------
                  Beginning         Ending        Expenses            Ending        Expenses       Annualized
    Share       Account Value   Account Value   Paid During       Account Value   Paid During        Expense
    Class          (2/1/06)      (7/31/06)(1)    Period(2)          (7/31/06)       Period(2)         Ratio
    -----       -------------   -------------   -----------       -------------   -----------      ----------

Institutional     $1,000.00       $1,108.80        $4.24            $1,020.78        $4.06            0.81%

(1) The actual ending account value is based on the actual total return of the Fund for the period February 1, 2006, through July 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended July 31, 2006, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

AIMINVESTMENTS.COM   REA-INS-1   A I M Distributors, Inc.

AIM REAL ESTATE FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2006


                                                 SHARES         VALUE
--------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS
  & OTHER EQUITY INTERESTS-96.29%

APARTMENTS-17.14%

Archstone-Smith Trust                           1,095,717   $   57,492,271
--------------------------------------------------------------------------
AvalonBay Communities, Inc.                       273,700       32,001,004
--------------------------------------------------------------------------
Boardwalk Real Estate Investment Trust
  (Canada)                                        203,600        4,911,877
--------------------------------------------------------------------------
Camden Property Trust                             574,300       43,905,235
--------------------------------------------------------------------------
Capitaland Ltd. (Singapore)(a)                  1,780,000        4,631,494
--------------------------------------------------------------------------
Equity Residential                              1,591,700       74,029,967
--------------------------------------------------------------------------
Essex Property Trust, Inc.                        343,500       40,220,415
--------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.           220,600       12,600,672
--------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Hong Kong)(a)       462,000        4,860,904
==========================================================================
                                                               274,653,839
==========================================================================

DIVERSIFIED-7.97%

British Land Co. PLC (United Kingdom)              25,000          638,372
--------------------------------------------------------------------------
Colonial Properties Trust                         267,700       12,830,861
--------------------------------------------------------------------------
GPT Group (Australia)(a)                        1,216,600        4,204,772
--------------------------------------------------------------------------
Hysan Development Co., Ltd. (Hong Kong)         1,570,000        4,414,937
--------------------------------------------------------------------------
Joint Corp (Japan)                                 75,300        2,049,158
--------------------------------------------------------------------------
Land Securities Group PLC (United Kingdom)(a)      61,000        2,249,617
--------------------------------------------------------------------------
Stockland (Australia)(a)                          979,100        5,129,768
--------------------------------------------------------------------------
Sumitomo Realty & Development Co., Ltd.
  (Japan)(a)                                       99,000        2,452,921
--------------------------------------------------------------------------
Vornado Realty Trust                              896,900       93,770,895
==========================================================================
                                                               127,741,301
==========================================================================

HEALTHCARE-2.28%

Ventas, Inc.                                    1,023,600       36,573,228
==========================================================================

INDUSTRIAL PROPERTIES-7.66%

AMB Property Corp.                                429,000       22,492,470
--------------------------------------------------------------------------
Ascendas Real Estate Investment Trust
  (Singapore)(a)                                1,651,000        2,028,114
--------------------------------------------------------------------------
ProLogis                                        1,774,870       98,239,055
==========================================================================
                                                               122,759,639
==========================================================================

LODGING-RESORTS-10.82%

DiamondRock Hospitality Co.                       510,500        8,203,735
--------------------------------------------------------------------------
Equity Inns Inc.                                  486,275        7,668,557
--------------------------------------------------------------------------
Hilton Hotels Corp.                             1,387,800       33,210,054
--------------------------------------------------------------------------
Host Hotels & Resorts Inc.                      3,837,497       81,431,686
--------------------------------------------------------------------------
Marriott International, Inc.-Class A              126,300        4,443,234
--------------------------------------------------------------------------
Orient-Express Hotels Ltd.-Class A (Bermuda)      173,900        6,338,655
--------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.         608,700       32,005,446
==========================================================================
                                                               173,301,367
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------


OFFICE PROPERTIES-23.23%

Alexandria Real Estate Equities, Inc.             210,400   $   19,865,968
--------------------------------------------------------------------------
Boston Properties, Inc.                           769,300       75,545,260
--------------------------------------------------------------------------
Brandywine Realty Trust                         1,024,857       32,426,476
--------------------------------------------------------------------------
Capitacommercial Trust (Singapore)              1,549,400        1,854,746
--------------------------------------------------------------------------
Champion Real Estate Investment Trust (Hong
  Kong)(b)                                      4,773,200        2,346,640
--------------------------------------------------------------------------
Derwent Valley Holdings PLC (United Kingdom)      217,700        6,860,231
--------------------------------------------------------------------------
Equity Office Properties Trust                  1,548,400       58,699,844
--------------------------------------------------------------------------
Great Eagle Holdings Ltd. (Hong Kong)             840,000        2,962,124
--------------------------------------------------------------------------
Hongkong Land Holdings Ltd. (Hong Kong)(a)      2,078,000        8,114,249
--------------------------------------------------------------------------
Keppel Land Ltd. (Singapore)                      300,000          744,846
--------------------------------------------------------------------------
Mack-Cali Realty Corp.                             25,500        1,231,905
--------------------------------------------------------------------------
Reckson Associates Realty Corp.                   857,600       38,188,928
--------------------------------------------------------------------------
SL Green Realty Corp.                             626,900       71,654,670
--------------------------------------------------------------------------
Trizec Properties, Inc.                         1,799,300       51,747,868
==========================================================================
                                                               372,243,755
==========================================================================

REGIONAL MALLS-14.57%

AEON Mall Co., Ltd. (Japan)                        94,300        4,145,417
--------------------------------------------------------------------------
CapitaMall Trust (Singapore)(a)                 1,182,000        1,661,582
--------------------------------------------------------------------------
CFS Retail Property Trust (Australia)           2,948,200        4,201,848
--------------------------------------------------------------------------
Diamond City Co., Ltd. (Japan)(a)                  85,000        3,438,703
--------------------------------------------------------------------------
General Growth Properties, Inc.                 1,124,400       51,317,616
--------------------------------------------------------------------------
Hang Lung Properties Ltd. (Hong Kong)           1,800,000        3,553,622
--------------------------------------------------------------------------
Macerich Co. (The)                                713,300       51,892,575
--------------------------------------------------------------------------
Primaris Retail Real Estate Investment Trust
  (Canada)                                        160,600        2,455,267
--------------------------------------------------------------------------
Simon Property Group, Inc.                      1,200,100      102,644,553
--------------------------------------------------------------------------
Westfield Group (Australia)(a)                    583,100        8,213,769
==========================================================================
                                                               233,524,952
==========================================================================

SELF STORAGE FACILITIES-3.14%

Extra Space Storage Inc.                          498,700        7,944,291
--------------------------------------------------------------------------
Public Storage, Inc.                              527,600       42,361,004
==========================================================================
                                                                50,305,295
==========================================================================

SHOPPING CENTERS-9.11%

Capital & Regional PLC (United Kingdom)           300,400        5,827,358
--------------------------------------------------------------------------
Citycon Oyj (Finland)(a)                          396,000        1,922,065
--------------------------------------------------------------------------
Developers Diversified Realty Corp.             1,009,300       53,270,854
--------------------------------------------------------------------------
Federal Realty Investment Trust                   328,900       23,861,695
--------------------------------------------------------------------------
Kimco Realty Corp.                                522,200       20,491,128
--------------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.                11,400          787,740
--------------------------------------------------------------------------

AIM REAL ESTATE FUND


                                                 SHARES         VALUE
--------------------------------------------------------------------------
SHOPPING CENTERS-(CONTINUED)

Regency Centers Corp.                             620,100   $   39,760,812
==========================================================================
                                                               145,921,652
==========================================================================

SPECIALTY PROPERTIES-0.37%

Digital Realty Trust, Inc.                        219,100        5,988,003
==========================================================================
    Total Real Estate Investment Trusts,
      Common Stocks & Other Equity Interests
      (Cost $1,018,725,664)                                  1,543,013,031
==========================================================================

PREFERRED STOCKS-1.19%

APARTMENTS-0.06%

Equity Residential-Series N, 6.48% Pfd.            40,200          947,916
==========================================================================

DIVERSIFIED-0.17%

iStar Financial Inc.-Series E, 7.88% Pfd.          50,000        1,271,000
--------------------------------------------------------------------------
Vornado Realty Trust-Series E, 7.00% Pfd.          54,800        1,385,892
==========================================================================
                                                                 2,656,892
==========================================================================

INDUSTRIAL PROPERTIES-0.09%

First Industrial Realty Trust, Inc.-Series J,
  7.25% Pfd.                                       57,300        1,426,770
==========================================================================

INDUSTRIAL/OFFICE MIXED-0.34%

Duke Realty Corp.
  Series J, 6.63% Pfd.                             27,400          658,148
--------------------------------------------------------------------------
  Series N, 7.25% Pfd.(b)(c)                      183,800        4,721,363
==========================================================================
                                                                 5,379,511
==========================================================================

LODGING-RESORTS-0.28%

Eagle Hospitality Properties Trust,
  Inc.-Series A,
  8.25% Pfd.                                       36,000          900,000
--------------------------------------------------------------------------

                                                 SHARES         VALUE
--------------------------------------------------------------------------

LODGING-RESORTS-(CONTINUED)

LaSalle Hotel Properties
  Series D, 7.50% Pfd.                             32,000   $      769,600
--------------------------------------------------------------------------
  Series E, 8.00% Pfd.                             72,400        1,846,200
--------------------------------------------------------------------------
Sunstone Hotel Investors, Inc.-Series A,
  8.00% Pfd.                                       37,800          949,158
==========================================================================
                                                                 4,464,958
==========================================================================

SELF STORAGE FACILITIES-0.11%

Public Storage, Inc.-Series B, 7.13% Pfd.          73,100        1,843,582
==========================================================================

SHOPPING CENTERS-0.14%

Developers Diversified Realty Corp.-Series H,
  7.38% Pfd.                                       18,400          460,552
--------------------------------------------------------------------------
Regency Centers Corp.-Series D, 7.25% Pfd.         73,100        1,835,541
==========================================================================
                                                                 2,296,093
==========================================================================
    Total Preferred Stocks (Cost $18,792,665)                   19,015,722
==========================================================================

MONEY MARKET FUNDS-1.76%

Liquid Assets Portfolio-Institutional
  Class(d)                                     14,134,742       14,134,742
--------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)       14,134,742       14,134,742
==========================================================================
    Total Money Market Funds (Cost
      $28,269,484)                                              28,269,484
==========================================================================
TOTAL INVESTMENTS-99.24%
(Cost $1,065,787,813)                                        1,590,298,237
==========================================================================
OTHER ASSETS LESS LIABILITIES-0.76%                             12,209,497
==========================================================================
NET ASSETS-100.00%                                          $1,602,507,734
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

Pfd.  - Preferred

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2006 was $48,907,958, which represented 3.05% of the Fund's Net Assets. See Note 1A.
(b) Non-income producing security.
(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at July 31, 2006 represented 0.29% of the Fund's Net Assets. See Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 2006

ASSETS:

Investments, at value (cost $1,037,518,329)   $1,562,028,753
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $28,269,484)                              28,269,484
============================================================
    Total investments (cost $1,065,787,813)    1,590,298,237
============================================================
Receivables for:
  Investments sold                                23,195,239
------------------------------------------------------------
  Fund shares sold                                 2,756,139
------------------------------------------------------------
  Dividends                                          589,667
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                61,951
------------------------------------------------------------
Other assets                                          81,314
============================================================
    Total assets                               1,616,982,547
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            9,917,057
------------------------------------------------------------
  Fund shares reacquired                           2,912,692
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 105,522
------------------------------------------------------------
Accrued distribution fees                            588,200
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             3,537
------------------------------------------------------------
Accrued transfer agent fees                          797,376
------------------------------------------------------------
Accrued operating expenses                           150,429
============================================================
    Total liabilities                             14,474,813
============================================================
Net assets applicable to shares outstanding   $1,602,507,734
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $  961,135,497
------------------------------------------------------------
Undistributed net investment income               (4,147,391)
------------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign
  currencies                                     120,998,277
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              524,521,351
============================================================
                                              $1,602,507,734
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $1,093,623,354
____________________________________________________________
============================================================
Class B                                       $  227,458,656
____________________________________________________________
============================================================
Class C                                       $  197,339,898
____________________________________________________________
============================================================
Class R                                       $   15,850,403
____________________________________________________________
============================================================
Investor Class                                $   43,683,522
____________________________________________________________
============================================================
Institutional Class                           $   24,551,901
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           33,492,680
____________________________________________________________
============================================================
Class B                                            6,944,738
____________________________________________________________
============================================================
Class C                                            6,038,300
____________________________________________________________
============================================================
Class R                                              485,246
____________________________________________________________
============================================================
Investor Class                                     1,338,907
____________________________________________________________
============================================================
Institutional Class                                  751,838
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        32.65
------------------------------------------------------------
  Offering price per share
  (Net asset value of $32.65 divided by
    94.50%)                                   $        34.55
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        32.75
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        32.68
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        32.66
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                     $        32.63
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        32.66
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM REAL ESTATE FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2006

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $278,414)        $ 31,727,906
--------------------------------------------------------------------------
Dividends from affiliated money market funds                     1,624,274
==========================================================================
    Total investment income                                     33,352,180
==========================================================================

EXPENSES:

Advisory fees                                                   13,109,950
--------------------------------------------------------------------------
Administrative services fees                                       385,032
--------------------------------------------------------------------------
Custodian fees                                                     190,435
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        2,393,518
--------------------------------------------------------------------------
  Class B                                                        2,314,569
--------------------------------------------------------------------------
  Class C                                                        1,935,514
--------------------------------------------------------------------------
  Class R                                                           50,601
--------------------------------------------------------------------------
  Investor Class                                                    94,595
--------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                   3,332,334
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                 2,053
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           53,066
--------------------------------------------------------------------------
Other                                                              544,443
==========================================================================
    Total expenses                                              24,406,110
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                  (2,527,797)
==========================================================================
    Net expenses                                                21,878,313
==========================================================================
Net investment income                                           11,473,867
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                        160,626,444
--------------------------------------------------------------------------
  Foreign currencies                                              (439,071)
==========================================================================
                                                               160,187,373
==========================================================================
Change in net unrealized appreciation of:
  Investment securities                                         78,436,550
--------------------------------------------------------------------------
  Foreign currencies                                                18,048
==========================================================================
                                                                78,454,598
==========================================================================
Net gain from investment securities and foreign currencies     238,641,971
==========================================================================
Net increase in net assets resulting from operations          $250,115,838
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM REAL ESTATE FUND

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED JULY 31, 2006 AND 2005

                                                                   2006              2005
----------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                       $   11,473,867    $   14,331,841
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   160,187,373        71,252,783
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                             78,454,598       297,752,059
==============================================================================================
    Net increase in net assets resulting from operations         250,115,838       383,336,683
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (13,410,139)      (11,375,510)
----------------------------------------------------------------------------------------------
  Class B                                                         (1,573,725)       (2,196,678)
----------------------------------------------------------------------------------------------
  Class C                                                         (1,313,938)       (1,682,656)
----------------------------------------------------------------------------------------------
  Class R                                                           (110,490)          (36,949)
----------------------------------------------------------------------------------------------
  Investor Class                                                    (579,384)         (626,622)
----------------------------------------------------------------------------------------------
  Institutional Class                                               (428,167)         (169,964)
==============================================================================================
    Total distributions from net investment income               (17,415,843)      (16,088,379)
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (40,733,902)      (16,893,275)
----------------------------------------------------------------------------------------------
  Class B                                                        (10,309,169)       (5,885,902)
----------------------------------------------------------------------------------------------
  Class C                                                         (8,533,725)       (4,241,207)
----------------------------------------------------------------------------------------------
  Class R                                                           (367,553)          (24,680)
----------------------------------------------------------------------------------------------
  Investor Class                                                  (1,749,046)         (990,234)
----------------------------------------------------------------------------------------------
  Institutional Class                                             (1,018,665)          (91,998)
==============================================================================================
    Total distributions from net realized gains                  (62,712,060)      (28,127,296)
==============================================================================================
    Decrease in net assets resulting from distributions          (80,127,903)      (44,215,675)
==============================================================================================
Share transactions-net:
  Class A                                                         39,488,942       314,690,446
----------------------------------------------------------------------------------------------
  Class B                                                        (52,064,889)       12,540,947
----------------------------------------------------------------------------------------------
  Class C                                                        (33,805,514)       42,139,832
----------------------------------------------------------------------------------------------
  Class R                                                          7,553,468         5,920,091
----------------------------------------------------------------------------------------------
  Investor Class                                                  (2,791,645)        1,276,553
----------------------------------------------------------------------------------------------
  Institutional Class                                              2,885,433        14,836,472
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          (38,734,205)      391,404,341
==============================================================================================
    Net increase in net assets                                   131,253,730       730,525,349
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,471,254,004       740,728,655
==============================================================================================
  End of year (including undistributed net investment income
    of $(4,147,391) and $(385,257), respectively)             $1,602,507,734    $1,471,254,004
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS

JULY 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Real Estate Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve high total return.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and,

AIM REAL ESTATE FUND

     accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

       The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM REAL ESTATE FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the Fund's average daily net assets.

    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.68%
 __________________________________________________________________
===================================================================


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. (INVESCO Real Estate) ("INVESCO"), AIM pays INVESCO 40% of the amount of AIM's compensation on the sub advised assets.

    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended July 31, 2006, AIM waived advisory fees of $2,454,829.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended July 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $1,924.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended July 31, 2006, AIM was paid $385,032.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended July 31, 2006, the Fund paid AIS $3,332,334 for Class A, Class B, Class C, Class R and Investor Class shares and $2,053 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended July 31, 2006, the Class A, Class B, Class C, Class R and Investor Class shares paid $2,393,518, $2,314,569, $1,935,514, $50,601 and $94,595, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2006, ADI advised the Fund that it retained $82,192 in front-end sales commissions from the sale of Class A shares and $14,661, $183,882, $32,059 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM REAL ESTATE FUND

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the year ended July 31, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION        VALUE        DIVIDEND      REALIZED
FUND               07/31/05          AT COST          FROM SALES       (DEPRECIATION)     07/31/06        INCOME      GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $14,887,115      $221,148,046      $(221,900,419)        $   --        $14,134,742    $  810,684      $   --
---------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class                    --        25,985,405        (11,850,663)            --        14,134,742         62,534          --
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
    Class          14,887,115       205,190,807       (220,077,922)            --                --        751,056          --
=================================================================================================================================
  Total           $29,774,230      $452,324,258      $(453,829,004)        $   --        $28,269,484    $1,624,274      $   --
=================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended July 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $71,044.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended July 31, 2006, the Fund paid legal fees of $8,115 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended July 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

AIM REAL ESTATE FUND

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS FROM NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2006 and 2005 was as follows:

                                                                 2006           2005
----------------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income                                             $33,214,022    $20,931,410
----------------------------------------------------------------------------------------
  Long-term capital gain                                       46,913,881     23,284,265
========================================================================================
    Total distributions                                       $80,127,903    $44,215,675
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of July 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
------------------------------------------------------------------------------
Undistributed ordinary income                                   $   20,878,224
------------------------------------------------------------------------------
Undistributed long-term gain                                       102,372,873
------------------------------------------------------------------------------
Unrealized appreciation -- investments                             519,822,217
------------------------------------------------------------------------------
Temporary book/tax differences                                         (81,055)
------------------------------------------------------------------------------
Capital loss carryforward                                           (1,285,936)
------------------------------------------------------------------------------
Post-October currency loss deferral                                   (334,086)
------------------------------------------------------------------------------
Shares of beneficial interest                                      961,135,497
==============================================================================
    Total net assets                                            $1,602,507,734
______________________________________________________________________________
==============================================================================


The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales and realization of unrealized gains on passive foreign investment companies. The tax-basis unrealized appreciation on investments amount includes appreciation on foreign currencies of $10,928.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $1,941,450 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of July 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2009                                                    $1,285,936
_____________________________________________________________________________
=============================================================================

  *Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 24, 2003 the date of the reorganization of INVESCO Real Estate Opportunity Fund are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of reorganization.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2006 was $645,712,383 and $746,998,700, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $521,769,884
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (1,958,595)
==============================================================================
Net unrealized appreciation of investment securities             $519,811,289
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,070,486,948.

AIM REAL ESTATE FUND

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions, the use of a portion of the proceeds from redemptions as distributions and passive foreign investment company investments, on July 31, 2006, undistributed net investment income was increased by $2,179,842, undistributed net realized gain was decreased by $13,479,842 and shares of beneficial interest increased by $11,300,000. This reclassification had no effect on the net assets of the Fund.

NOTE 10--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are sold without a sales charge. In addition, under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

    As of April 29, 2005, the Fund's shares are offered on a limited basis.

                                             CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
                                                              ---------------------------------------------------------
                                                                        2006(A)                         2005
                                                              ---------------------------    --------------------------
                                                                SHARES          AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      10,405,774    $310,259,246    20,559,281    $508,503,644
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                         297,327       8,763,563     2,772,915      67,551,339
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                         468,289      13,871,904     3,113,635      76,355,749
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                         376,173      11,263,891       276,044       6,995,890
-----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                  417,406      12,532,704       738,423      18,311,579
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             430,616      12,777,364       615,816      15,444,739
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,822,449      51,593,720     1,043,595      26,588,991
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                         384,724      10,858,392       284,744       7,287,230
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                         319,577       9,000,471       205,604       5,259,753
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                          16,827         477,469         2,358          61,302
-----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                   79,290       2,242,357        61,768       1,567,459
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              50,920       1,446,609        10,097         261,962
=======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         429,584      12,865,241       367,458       9,164,386
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (428,247)    (12,865,241)     (366,303)     (9,164,386)
=======================================================================================================================
Reacquired:
  Class A                                                     (11,424,102)   (335,229,265)   (9,245,122)   (229,566,575)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,004,505)    (58,821,603)   (2,128,480)    (53,133,236)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,940,228)    (56,677,889)   (1,580,571)    (39,475,670)
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                        (142,131)     (4,187,892)      (45,147)     (1,137,101)
-----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 (596,360)    (17,566,706)     (758,710)    (18,602,485)
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (370,403)    (11,338,540)      (32,892)       (870,229)
=======================================================================================================================
                                                               (1,407,020)   $(38,734,205)   15,894,513    $391,404,341
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 18% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

AIM REAL ESTATE FUND


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                              ------------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
                                                              ------------------------------------------------------------
                                                                 2006            2005        2004        2003       2002
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $    29.14       $  21.41    $  17.50    $  15.25    $ 13.56
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.30(a)        0.38        0.44(a)     0.45(a)    0.47(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            4.94           8.41        3.97        2.24       1.68
==========================================================================================================================
    Total from investment operations                                5.24           8.79        4.41        2.69       2.15
==========================================================================================================================
Less distributions:
  Dividends from net investment income                             (0.42)         (0.41)      (0.50)      (0.44)     (0.46)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            (1.31)         (0.65)         --          --         --
==========================================================================================================================
    Total distributions                                            (1.73)         (1.06)      (0.50)      (0.44)     (0.46)
==========================================================================================================================
Net asset value, end of period                                $    32.65       $  29.14    $  21.41    $  17.50    $ 15.25
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                    18.96%         41.87%      25.46%      18.12%     16.10%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,093,623       $940,003    $418,244    $177,901    $86,411
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    1.29%(c)       1.43%       1.65%       1.72%      1.77%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 1.46%(c)       1.57%       1.66%       1.72%      1.77%
==========================================================================================================================
Ratio of net investment income to average net assets                1.00%(c)       1.52%       2.17%       2.97%      3.25%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                               45%            38%         28%         87%        77%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
  (b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for
  (c)shareholder transactions. Does not include sales charges.
     Ratios are based on average daily net assets of $957,406,984.

                                                                                       CLASS B
                                                              ----------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
                                                              ----------------------------------------------------------
                                                                2006           2005        2004        2003       2002
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  29.23       $  21.48    $  17.55    $  15.29    $ 13.59
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.07(a)        0.21        0.30(a)     0.36(a)    0.38(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          4.96           8.44        3.99        2.24       1.68
========================================================================================================================
    Total from investment operations                              5.03           8.65        4.29        2.60       2.06
========================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.20)         (0.25)      (0.36)      (0.34)     (0.36)
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (1.31)         (0.65)         --          --         --
========================================================================================================================
    Total distributions                                          (1.51)         (0.90)      (0.36)      (0.34)     (0.36)
========================================================================================================================
Net asset value, end of period                                $  32.75       $  29.23    $  21.48    $  17.55    $ 15.29
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                  18.06%         40.91%      24.66%      17.37%     15.40%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $227,459       $254,135    $174,672    $123,093    $69,557
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.04%(c)       2.11%       2.30%       2.37%      2.41%
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.21%(c)       2.23%       2.31%       2.37%      2.41%
========================================================================================================================
Ratio of net investment income to average net assets              0.25%(c)       0.84%       1.52%       2.32%      2.61%
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate                                             45%            38%         28%         87%        77%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
  (b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for
  (c)shareholder transactions. Does not include sales charges.
     Ratios are based on average daily net assets of $231,456,869.

AIM REAL ESTATE FUND

                                                                                        CLASS C
                                                                --------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
                                                                --------------------------------------------------------
                                                                  2006        2005        2004        2003        2002
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  29.17    $  21.44    $  17.52    $  15.26    $  13.57
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.07(a)     0.21        0.30(a)     0.36(a)     0.38(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            4.95        8.42        3.98        2.24        1.67
========================================================================================================================
    Total from investment operations                                5.02        8.63        4.28        2.60        2.05
========================================================================================================================
Less distributions:
  Dividends from net investment income                             (0.20)      (0.25)      (0.36)      (0.34)      (0.36)
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            (1.31)      (0.65)         --          --          --
========================================================================================================================
    Total distributions                                            (1.51)      (0.90)      (0.36)      (0.34)      (0.36)
========================================================================================================================
Net asset value, end of period                                  $  32.68    $  29.17    $  21.44    $  17.52    $  15.26
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                    18.07%      40.90%      24.64%      17.41%      15.35%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $197,340    $209,723    $116,872    $ 64,648    $ 37,733
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    2.04%(c)     2.11%      2.30%       2.37%       2.41%
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 2.21%(c)     2.23%      2.31%       2.37%       2.41%
========================================================================================================================
Ratio of net investment income to average net assets                0.25%(c)     0.84%      1.52%       2.32%       2.61%
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate                                               45%         38%         28%         87%         77%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
  (b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for
  (c)shareholder transactions. Does not include sales charges.
     Ratios are based on average daily net assets of $193,551,396.

                                                                             CLASS R
                                                              --------------------------------------
                                                                                      APRIL 30, 2004
                                                                   YEAR ENDED          (DATE SALES
                                                                    JULY 31,          COMMENCED) TO
                                                              --------------------       JULY 31,
                                                               2006          2005          2004
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 29.15       $21.41       $ 19.34
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.22(a)     0.35           0.11(a)
----------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         4.94        8.41           2.07
====================================================================================================
    Total from investment operations                             5.16        8.76           2.18
====================================================================================================
Less distributions:
  Dividends from net investment income                          (0.34)      (0.37)         (0.11)
----------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (1.31)      (0.65)            --
====================================================================================================
    Total distributions                                         (1.65)      (1.02)         (0.11)
====================================================================================================
Net asset value, end of period                                $ 32.66       $29.15       $ 21.41
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                 18.66%      41.69%         11.29%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $15,850       $6,832       $    24
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.54%(c)    1.61%          1.72%(d)
----------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.71%(c)    1.73%          1.73%(d)
====================================================================================================
Ratio of net investment income to average net assets             0.75%(c)    1.34%          2.10%(d)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate(e)                                         45%         38%            28%
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
  (b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for
  (c)shareholder transactions. Not annualized for periods less than one year.
  (d)Ratios are based on average daily net assets of $10,120,160.
  (e)Annualized.
     Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM REAL ESTATE FUND

                                                                            INVESTOR CLASS
                                                              -------------------------------------------
                                                                                       SEPTEMBER 30, 2003
                                                                   YEAR ENDED             (DATE SALES
                                                                    JULY 31,             COMMENCED) TO
                                                              ---------------------         JULY 31,
                                                               2006          2005             2004
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 29.12       $ 21.40         $ 18.18
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.30(a)       0.40            0.39(a)
---------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         4.94          8.41            3.25
=========================================================================================================
    Total from investment operations                             5.24          8.81            3.64
=========================================================================================================
Less distributions:
  Dividends from net investment income                          (0.42)        (0.44)          (0.42)
---------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (1.31)        (0.65)             --
=========================================================================================================
    Total distributions                                         (1.73)        (1.09)          (0.42)
=========================================================================================================
Net asset value, end of period                                $ 32.63       $ 29.12         $ 21.40
_________________________________________________________________________________________________________
=========================================================================================================
Total return(b)                                                 18.99%        41.98%          20.13%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $43,684       $41,889         $29,896
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.27%(c)      1.34%           1.51%(d)
---------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.44%(c)      1.46%           1.54%(d)
=========================================================================================================
Ratio of net investment income to average net assets             1.02%(c)      1.61%           2.31%(d)
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate(e)                                         45%           38%             28%
_________________________________________________________________________________________________________
=========================================================================================================

(a)  Calculated using average shares outstanding.
  (b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for
  (c)shareholder transactions. Not annualized for periods less than one year.
  (d)Ratios are based on average daily net assets of $40,981,200.
  (e)Annualized.
     Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM REAL ESTATE FUND

                                                                        INSTITUTIONAL CLASS
                                                              ---------------------------------------
                                                                                       APRIL 30, 2004
                                                                   YEAR ENDED           (DATE SALES
                                                                    JULY 31,           COMMENCED) TO
                                                              ---------------------       JULY 31,
                                                               2006          2005           2004
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 29.14       $ 21.42       $ 19.34
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.44(a)       0.51          0.14(a)
-----------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         4.95          8.41          2.08
=====================================================================================================
    Total from investment operations                             5.39          8.92          2.22
=====================================================================================================
Less distributions:
  Dividends from net investment income                          (0.56)        (0.55)        (0.14)
-----------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (1.31)        (0.65)           --
=====================================================================================================
    Total distributions                                         (1.87)        (1.20)        (0.14)
=====================================================================================================
Net asset value, end of period                                $ 32.66       $ 29.14       $ 21.42
_____________________________________________________________________________________________________
=====================================================================================================
Total return(b)                                                 19.55%        42.56%        11.50%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $24,552       $18,671       $ 1,021
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.82%(c)      0.92%         1.12%(d)
-----------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.99%(c)      1.04%         1.13%(d)
=====================================================================================================
Ratio of net investment income to average net assets             1.47%(c)      2.03%         2.70%(d)
_____________________________________________________________________________________________________
=====================================================================================================
Portfolio turnover rate(e)                                         45%           38%           28%
_____________________________________________________________________________________________________
=====================================================================================================

(a)  Calculated using average shares outstanding.
  (b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for
  (c)shareholder transactions. Not annualized for periods less than one year.
  (d)Ratios are based on average daily net assets of $23,144,484.
  (e)Annualized.
     Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory,

AIM REAL ESTATE FUND
administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM REAL ESTATE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Investment Securities Funds and Shareholders of AIM Real Estate Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Real Estate Fund (one of the funds constituting AIM Investment Securities Funds; hereafter referred to as the "Fund") at July 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before July 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 17, 2004, expressed an unqualified opinion on those statements.

/s/ PRICEWATERHOUSECOOPERS LLP

September 19, 2006
Houston, Texas

AIM REAL ESTATE FUND

TAX DISCLOSURES

REQUIRED FEDERAL INCOME TAX INFORMATION


Of ordinary dividends paid to shareholders during the Fund's tax year ended July 31, 2006, 0% is eligible for the dividends received deduction for corporations. The Fund distributed long term capital gains of $58,213,881 for the Fund's tax year ended July 31, 2006.

  For its tax year ended July 31, 2006 the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS


For its tax year ended July 31, 2006, the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The Fund designates qualified short-term capital gains of $4,568,856 for the Fund's tax year ended July 31, 2006.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended October 31, 2005, January 31, 2006, April 30, 2006 and July 31, 2006 are 3.88%, 9.48%, 6.12% and 8.10%, respectively.

SECTION 19


AIM Real Estate Fund (the Fund) makes quarterly distributions to shareholders. These quarterly distributions may later be recharacterized depending on how the character of portfolio distributions received by the Fund from real estate investment trusts (REITs) is reported by REITs after the end of a calendar year. For the calendar year ended December 31, 2005, certain distributions received by the Fund from REITs were reported by such REITs as capital gain distributions. As a result, for the Fund's fiscal year ended July 31, 2006, the Fund reclassified $0.0917 per share of net investment income distributions as short term capital gain distributions.

  Of the Fund's distributions for its fiscal year ended July 31, 2006, approximately $0.4182 (Class A); $0.1978 (Class B & C); $0.3443 (Class R); $0.4210 (Investor Class); and $0.5563 (Institutional Class) per share represents net investment income, $0.3286 per share represents short term capital gain and $0.9815 per share represents long term capital gain. As of July 31, 2006, net unrealized appreciation of portfolio securities, as determined on a book costs basis, was $524,510,423 and it exceeded accumulated undistributed net realized gain of the sale of securities by $403,512,147.

  Because each shareholder's tax status is unique, shareholders should consult their tax advisor regarding this distribution notice.

AIM REAL ESTATE FUND

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1988           Director and Chairman, A I M Management    None
   Trustee and Vice Chair                         Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

   Philip A. Taylor(2) -- 1954     2006           Director, Chief Executive Officer and      None
   Trustee, President and                         President, A I M Management Group Inc.,
   Principal                                      AIM Mutual Fund Dealer Inc., AIM Funds
   Executive Officer                              Management Inc. and 1371 Preferred Inc.;
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc. and AIM
                                                  GP Canada Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc.; Director, President
                                                  and Chairman, AVZ Callco Inc.; AMVESCAP
                                                  Inc. and AIM Canada Holdings Inc.;
                                                  Director and Chief Executive Officer,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; Trustee,
                                                  President and Principal Executive
                                                  Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and Trustee
                                                  and Executive Vice President, The AIM
                                                  Family of Funds--Registered Trademark--
                                                  (AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust only)
                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1992           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Founder, Green, Manning & Bunch Ltd.,      None
   Trustee                                        (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1990           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1988           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    Director, Mainstay VP Series
   Trustee                                                                                   Funds, Inc. (21 portfolios)
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM REAL ESTATE FUND



The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Senior Vice President and Senior Officer   N/A
   Senior Vice President and                      of The AIM Family of Funds--Registered
   Senior Officer                                 Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   John M. Zerr -- 1962            2006           Director, Senior Vice President,           N/A
   Senior Vice President, Chief                   Secretary and General Counsel, A I M
   Legal Officer and Secretary                    Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Global Compliance Director, AMVESCAP       N/A
   Vice President                                 PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Senior Vice President and General
   Vice President                                 Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, General Counsel, and   N/A
                                                  Vice President Fund Management Company;
                                                  Director, Senior Vice President,
                                                  Secretary and General Counsel, A I M
                                                  Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc. and Liberty Funds Group,
                                                  LLC
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President, Principal                      Advisors, Inc.; and Vice President,
   Financial Officer and                          Treasurer and Principal Officer of The
   Treasurer                                      AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1992           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark--
-------------------------------------------------------------------------------------------------------------------------------

   Todd L. Spillane -- 1958        2006           Senior Vice President, A I M Management    N/A
   Chief Compliance Officer                       Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
-------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS                 SUB-ADVISOR
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers   INVESCO Institutional
Suite 100                     11 Greenway Plaza        Inc.                     LLP                      (NA), Inc.
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street    INVESCO Alternatives
                              Houston, TX 77046-1173   Suite 100                Suite 2900               Group Division
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678   Three Galleria Tower,
                                                                                                         Suite 500
                                                                                                         13155 Noel Road
                                                                                                         Dallas, TX 75240-5042
COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            225 Franklin Street
Floor                         1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

      Domestic Equity                              Sector Equity                              AIM Allocation Solutions

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund         AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                            AIM Growth Allocation Fund
AIM Capital Development Fund                 AIM Financial Services Fund                AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund                AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund                AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund
AIM Dynamics Fund                            AIM Leisure Fund                                 Diversified Portfolios
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)                    AIM Income Allocation Fund
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                        AIM International Allocation Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund
AIM Opportunities I Fund
AIM Opportunities II Fund                          Fixed Income                         (1) This Fund has limited public sales of
AIM Opportunities III Fund                                                                  its shares to certain investors. For
AIM S&P 500 Index Fund                       TAXABLE                                        more information on who may continue to
AIM Select Equity Fund                                                                      invest in the Fund, please see the
AIM Small Cap Equity Fund                    AIM Enhanced Short Bond Fund                   appropriate prospectus.
AIM Small Cap Growth Fund                    AIM Floating Rate Fund
AIM Structured Core Fund                     AIM High Yield Fund                            If used after October 20, 2006, this
AIM Structured Growth Fund                   AIM Income Fund                            report must be accompanied by a Fund
AIM Structured Value Fund                    AIM Intermediate Government Fund           Performance & Commentary or by an AIM
AIM Summit Fund                              AIM International Bond Fund                Quarterly Performance Review for the most
AIM Trimark Endeavor Fund                    AIM Limited Maturity Treasury Fund         recent quarter-end. Mutual funds distributed
AIM Trimark Small Companies Fund             AIM Money Market Fund                      by A I M Distributors, Inc.
                                             AIM Short Term Bond Fund
*Domestic equity and income fund             AIM Total Return Bond Fund                 A I M Management Group Inc. has provided
                                             Premier Portfolio                          leadership in the investment management
      International/Global Equity            Premier U.S. Government Money Portfolio    industry since 1976. AIM is a subsidiary of
                                                                                        AMVESCAP PLC, one of the world's largest
AIM Asia Pacific Growth Fund                 TAX-FREE                                   independent financial services companies
AIM China Fund                                                                          with $422 billion in assets under
AIM Developing Markets Fund                  AIM High Income Municipal Fund(1)          management. Data as of July 31, 2006.
AIM European Growth Fund                     AIM Municipal Bond Fund
AIM European Small Company Fund(1)           AIM Tax-Exempt Cash Fund
AIM Global Aggressive Growth Fund            AIM Tax-Free Intermediate Fund
AIM Global Equity Fund                       Premier Tax-Exempt Portfolio
AIM Global Growth Fund
AIM Global Value Fund
AIM Japan Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund(1)
AIM Trimark Fund

================================================================================

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.

================================================================================

AIMinvestments.com                  REA-AR-1            A I M Distributors, Inc.

                          [YOUR GOALS. OUR SOLUTIONS.]
                            --Registered Trademark--


Mutual   Retirement   Annuities   College    Separately   Offshore    Cash
Funds    Products                 Savings    Managed      Products    Management
                                  Plans      Accounts

                                             [AIM INVESTMENTS LOGO APPEARS HERE]
                                                   --Registered Trademark--

                                                                  AIM Short Term
                                                                       Bond Fund
                                   Annual Report to Shareholders o July 31, 2006

FIXED INCOME

SHORT-TERM TAXABLE INVESTMENT GRADE

Table of Contents

Supplemental Information .........       1
Letters to Shareholders ..........       2
Performance Summary ..............       4
Management Discussion ............       4
Fund Expenses ....................       6
Long-term Fund Performance .......       7
Approval of Advisory Agreement ...       9
Schedule of Investments ..........     F-1
Financial Statements .............     F-6
Notes to Financial Statements ....     F-9
Financial Highlights .............    F-17
Auditor's Report .................    F-21
Tax Disclosures ..................    F-22                [COVER GLOBE IMAGE]
Trustees and Officers ............    F-23

[AIM INVESTMENT SOLUTIONS]


[GRAPHIC]        [GRAPHIC]               [GRAPHIC]

[DOMESTIC     [INTERNATIONAL/             [SECTOR
 EQUITY]       GLOBAL EQUITY]             EQUITY]


[GRAPHIC]        [GRAPHIC]               [GRAPHIC]

 [FIXED         [ALLOCATION            [DIVERSIFIED
 INCOME]         SOLUTIONS]             PORTFOLIOS]

[AIM INVESTMENTS LOGO APPEARS HERE]
    -- Registered Trademark --

AIM SHORT TERM BOND FUND SEEKS TO ACHIEVE A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH PRESERVATION OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of July 31, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                           ment-grade fixed-rate bond market           The Fund provides a complete list of its
                                              (including government and corporate         holdings four times in each fiscal year,
o Class R shares are available only to        securities, mortgage pass-through           at the quarter-ends. For the second and
certain retirement plans. Please see the      securities and asset-backed securities),    fourth quarters, the lists appear in the
prospectus for more information.              is compiled by Lehman Brothers, a global    Fund's semiannual and annual reports to
                                              investment bank.                            shareholders. For the first and third
PRINCIPAL RISKS OF INVESTING IN THE FUND                                                  quarters, the Fund files the lists with
                                              o The unmanaged LIPPER SHORT INVESTMENT     the Securities and Exchange Commission
o Foreign securities have additional          GRADE BOND FUNDS INDEX represents an        (SEC) on Form N-Q. The most recent list of
risks, including exchange rate changes,       average of the 30 largest short             portfolio holdings is available at
political and economic upheaval, the          investment grade bond funds tracked by      AIMinvestments.com. From our home page,
relative lack of information about these      Lipper Inc., an independent mutual fund     click on Products & Performance, then
companies, relatively low market              performance monitor.                        Mutual Funds, then Fund Overview. Select
liquidity and the potential lack of                                                       your Fund from the drop-down menu and
strict financial and accounting controls      o The Fund is not managed to track the      click on Complete Quarterly Holdings.
and standards.                                performance of any particular index,        Shareholders can also look up the Fund's
                                              including the indexes defined here, and     Forms N-Q on the SEC Web site at sec.gov.
o Debt securities are particularly            consequently, the performance of the        Copies of the Fund's Forms N-Q may be
vulnerable to credit risk and interest        Fund may deviate significantly from the     reviewed and copied at the SEC Public
rate fluctuations.                            performance of the indexes.                 Reference Room in Washington, D.C. You can
                                                                                          obtain information on the operation of the
o The Fund may invest in obligations          o A direct investment cannot be made in     Public Reference Room, including
issued by agencies and instrumentalities      an index. Unless otherwise indicated,       information about duplicating fee charges,
of the U.S. government that may vary in       index results include reinvested            by calling 202-942-8090 or 800-732-0330,
the level of support they receive from        dividends, and they do not reflect sales    or by electronic request at the following
the U.S government. The U.S. government       charges. Performance of an index of         e-mail address: publicinfo@sec.gov. The
may choose not to provide financial           funds reflects fund expenses;               SEC file numbers for the Fund are
support to U.S. government sponsored          performance of a market index does not.     811-05686 and 033-39519.
agencies or instrumentalities if it is
not legally obligated to do so, in which      OTHER INFORMATION                           A description of the policies and
case, if the issuer defaulted, the                                                        procedures that the Fund uses to determine
underlying fund holding securities of         o The returns shown in the management's     how to vote proxies relating to portfolio
such issuer might not be able to recover      discussion of Fund performance are based    securities is available without charge,
its investment from the U.S government.       on net asset values calculated for          upon request, from our Client Services
                                              shareholder transactions. Generally         department at 800-959-4246 or on the AIM
o The Fund can invest a portion of its        accepted accounting principles require      Web site, AIMinvestments.com. On the home
assets in mortgage-backed securities,         adjustments to be made to the net assets    page, scroll down and click on AIM Funds
which may lose value if mortgages are         of the Fund at period end for financial     Proxy Policy. The information is also
prepaid in response to falling interest       reporting purposes, and as such, the net    available on the SEC Web site, sec.gov.
rates.                                        asset values for shareholder
                                              transactions and the returns based on       Information regarding how the Fund voted
ABOUT INDEXES USED IN THIS REPORT             those net asset values may differ from      proxies related to its portfolio
                                              the net asset values and returns            securities during the 12 months ended June
o The unmanaged LEHMAN BROTHERS 1-3 YEAR      reported in the Financial Highlights.       30, 2006, is available at our Web site. Go
GOVERNMENT/CREDIT BOND INDEX, which                                                       to AIMinvestments.com, access the About Us
represents the performance of short-term      o Industry classifications used in this     tab, click on Required Notices and then
government and investment-grade               report are generally according to the       click on Proxy Voting Activity. Next,
corporate debt securities, is compiled        Global Industry Classification Standard,    select the Fund from the drop-down menu.
by Lehman Brothers, a well-known global       which was developed by and is the           The information is also available on the
investment bank.                              exclusive property and a service mark of    SEC Web site, sec.gov.
                                              Morgan Stanley Capital International
o The unmanaged LEHMAN BROTHERS U.S.          Inc. and Standard & Poor's.
AGGREGATE BOND INDEX (the Lehman
Aggregate), which represents the U.S.
invest-
                                                                                          ==========================================

                                                                                          FUND NASDAQ SYMBOLS
=================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 Class A Shares                    STBAX
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND         Class C Shares                    STBCX
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                            Class R Shares                    STBRX
=================================================================================
                                                                                          ==========================================
=====================================================
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE
=====================================================


AIMINVESTMENTS.COM

AIM Short Term Bond Fund

                    Dear Shareholders of The AIM Family of
  [TAYLOR           Funds --Registered Trademark--:
   PHOTO]
                    We're pleased to provide you with this report, which
Philip Taylor       includes a discussion of how your Fund was managed during
                    the period under review in this report, and what factors affected its performance. That discussion begins on page 4.

                        It's been said nothing is certain but death and taxes.
                    We would venture to add that one other thing is certain:
                    Markets change--and change often--in the short term, in response to constantly changing economic, geopolitical and other factors. For example, domestic and global markets were generally strong from October 2005 through April 2006, as economic growth appeared robust and inflation seemed contained. But as new economic data suggested inflation might be higher than previously estimated in the U.S. and elsewhere, those same markets demonstrated weakness and volatility in the May-July period.

                        While we can't do anything about the ambiguity and
                    uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments --Registered Trademark-- can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                        We've changed the look of our annual reports to reflect
                    that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color--green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund's asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

                        AIM has a variety of investment solutions, and knowing
                    which ones are right for your portfolio is complex. That's why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                        At a recent meeting of the AIM Funds board, Robert H.
                    Graham relinquished his position as president of AIM Funds, a post customarily held by the chief executive officer of AIM Investments. Bob--one of three founders of AIM Investments in 1976--has a well-earned reputation for being one of the most knowledgeable leaders in the mutual fund industry. As I assume Bob's previous responsibilities, I'm pleased that he'll remain actively involved as the vice chair of AIM Funds.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                        Information about investing, the markets and your Fund
                    is always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.


                    Sincerely,

                    /S/ PHILIP TAYLOR

                    Philip Taylor
                    President-AIM Funds
                    CEO, AIM Investments
                    September 15, 2006

                    AIM INVESTMENTS IS A REGISTERED SERVICE MARK OF AIM MANAGEMENT GROUP INC. AIM ADVISORS, INC. AND AIM CAPITAL MANAGEMENT, INC. ARE THE INVESTMENT ADVISORS. AIM DISTRIBUTERS, INC. IS THE DISTRIBUTOR FOR THE RETAIL FUNDS REPRESENTED BY AIM INVESTMENTS.

AIM Short Term Bond Fund

                   Dear Fellow AIM Fund Shareholders:

                   At our meeting at the end of June, your Board completed its
   [CROCKETT       comprehensive review* of each fund's advisory agreement with
     PHOTO]        AIM Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.
Bruce L. Crockett
                       Looking ahead, your Board finds many reasons to be
                   positive about AIM'S management and strategic direction. Most importantly, AIM management's investment management discipline is paying off in terms of improved overall performance. While work remains to be done, AIM's complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000 for the period ended August 31, 2006. We are also pleased with AIM management's efforts to seek more cost-effective ways of delivering superior service.

                       In addition, AIM is realizing the benefits of belonging
                   to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP manages more than $414 billion globally, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                       The seven new AIM funds--which include Asian funds,
                   structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                       Your Board is very pleased with the overall direction and
                   progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                   Sincerely,

                   /S/ BRUCE L. CROCKETT

                   Bruce L. Crockett
                   Independent Chair
                   AIM Funds Board

                   September 15, 2006

                   * To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 9-10.

AIM Short Term Bond Fund


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                               of individual bond issuers. In evaluating
                                                                                          the credit quality of a security, we use
======================================================================================    input from various rating agencies and
                                                                                          Wall Street fixed-income and equity
PERFORMANCE SUMMARY                                                                       analysts, and conduct our own internal
                                                                                          credit analysis.
Excluding sales charges, Class A shares of AIM Short Term Bond Fund outperformed
the Fund's broad market index and performed in line with the Fund's                           We consider selling a bond when:
style-specific index for the fiscal year ended July 31, 2006.
                                                                                          o It becomes fully valued.
    Rising short-term interest rates and the flattening of the yield curve (the
range of yields--short to long-term--as plotted on a graph) created a difficult           o Overall market and economic trends
period for bonds. In this environment, your Fund benefited from its broad                 indicate that sector emphasis should be
diversification and duration management strategies.                                       changed.

    Your Fund's long-term performance appears on pages 7 and 8.                           o Fundamentals, such as credit quality
                                                                                          ratings, deteriorate for an individual
FUND VS. INDEXES                                                                          issuer or a sector.

Total returns, 7/31/05-7/31/06, excluding                                                 o An unanticipated change occurs involving
applicable sales charges. If sales charges                                                an individual issuer or a sector.
were included, returns would be lower.
                                                                                          MARKET CONDITIONS AND YOUR FUND
Class A Shares                                                            2.92%
Class C Shares                                                            2.61            U.S. gross domestic product (GDP) grew at
Class R Shares                                                            2.77            a 2.9% annual rate in the second quarter
Lehman Brothers U.S. Aggregate Bond Index (Broad Market Index)            1.46            of 2006. This followed a 5.6% pace of
Lehman Brothers 1-3 Year Government/Credit Bond Index                                     growth in the first quarter of 2006 and a
(Style-Specific Index)                                                    2.99            1.8% pace in the fourth quarter of 2005.
Lipper Short Investment Grade Bond Funds Index (Peer Group Index)         2.95            This pattern of GDP growth resulted
                                                                                          largely from losses and recovery related
SOURCE: LIPPER INC.                                                                       to last fall's hurricanes along the U.S.
                                                                                          Gulf Coast and erratic patterns in motor
======================================================================================    vehicle sales.

HOW WE INVEST                                 ment agency bonds, corporate bonds and          For most of the fiscal year,
                                              mortgage-backed securities (MBS). We        manufacturing activity was robust and
Our goal is to provide investors with an      make allocation decisions based on          business and consumer spending appeared to
actively managed portfolio of                 performance and valuations among the        be healthy. The U.S. unemployment rate
investment-grade bonds that has the risk      different areas in the bond market. Our     stood at 4.6% in June. The formerly hot
characteristics of the Lehman Brothers 1-3    focus is on bonds that we believe are       housing market cooled off without a
year Government/Credit Bond Index and         attractively valued relative to the rest    significant impact on the economy, and
focuses on providing a competitive yield      of the bond market.                         inflation remained a concern of the U.S.
advantage over cash management vehicles,                                                  Federal Reserve Board (the Fed), mainly
with protection of principal.                     Our security selection process          due to further sharp increases in the
                                              involves both top-down analysis, which      prices of energy and other commodities.
    We look for potential investments in      takes into account overall economic and
all sectors of the investment-grade bond      market trends, and bottom-up analysis,                                     (continued)
market, including U.S. Treasury bonds,        which involves an evaluation
U.S. govern-

==========================================    ========================================    ==========================================

  PORTFOLIO COMPOSITION                         TOP FIVE INDUSTRIES*                        TOP 10 FIXED INCOME ISSUERS*

By security type, as a percentage of total    1. U.S. Mortgage-                            1.  Federal National Mortgage
investments                                       Backed Securities              37.4%         Association (FNMA)              21.4%

Domestic Bonds & Notes               43.9%    2. Broadcasters &                            2.  Federal Home Loan Mortgage
                                                 Cable TV                         6.8          Corp. (FHLMC)                    9.4
U.S. Mortgage-Backed Securities      33.5
                                              3. Other Diversified                         3.  Government National Mortgage
Foreign Bonds & Notes                12.8        Financial Services               6.7          Association (GNMA)               7.3

Preferred Stocks                      4.7     4. Diversified Banks                4.2      4.  Husky Oil Ltd. (Canada)          2.6

Municipal Obligations                 2.4     5. Regional Banks                   3.3      5.  Clear Channel Communications     2.3

U.S. Treasury Securities              0.9     Total Net Assets         $194.9 million      6.  Cendant Corp.                    2.2

Foreign Asset-Backed Securities       0.6     Total Number of                              7.  Pemex Finance Ltd. (Mexico)      1.8
                                              Holdings*                           241
U.S. Government Agency Securities     0.5                                                  8.  Cox Enterprises, Inc.            1.8

Domestic Asset-Backed Securities      0.1                                                  9.  Caesars Entertainment, Inc.      1.7

Money Market Funds                    0.6                                                 10.  Caremark Rx, Inc.                1.6

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

==========================================    ========================================    ==========================================


AIM Short Term Bond Fund

    During the fiscal year ended July 31,     A-rated) generally underperformed higher    THE VIEWS AND OPINIONS EXPRESSED IN
2006, the Fed raised its federal funds        rated bonds. Overall, investment grade      MANAGEMENT'S DISCUSSION OF FUND
target rate eight times--each time by 25      corporate spreads remained at low           PERFORMANCE ARE THOSE OF AIM ADVISORS,
basis points (0.25%)--bringing the rate to    levels, despite rising event risk due to    INC. THESE VIEWS AND OPINIONS ARE SUBJECT
5.25%. The Fed was not alone, as the          leveraged buyouts and merger and            TO CHANGE AT ANY TIME BASED ON FACTORS
European Central Bank and the central         acquisition activities, and a decline in    SUCH AS MARKET AND ECONOMIC CONDITIONS.
banks of China and India raised their         the growth rate of corporate                THESE VIEWS AND OPINIONS MAY NOT BE RELIED
rates for the first time since 2000. In       profitability. Throughout the fiscal        UPON AS INVESTMENT ADVICE OR
addition, the Bank of Japan also changed      year, we gradually reduced our exposure     RECOMMENDATIONS, OR AS AN OFFER FOR A
the course of its essentially                 to corporates by selling less liquid and    PARTICULAR SECURITY. THE INFORMATION IS
zero-interest rate policy by raising          more risky issues. However, by the end      NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF
interest rates in July for the first time     of the fiscal year our allocation to        ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR
in six years.                                 investment grade corporate bonds            THE FUND. STATEMENTS OF FACT ARE FROM
                                              remained relatively higher than our         SOURCES CONSIDERED RELIABLE, BUT AIM
    As U.S. Treasury yields rose across       style-specific index, which had a           ADVISORS, INC. MAKES NO REPRESENTATION OR
all parts of the yield curve, the spread      slightly negative impact on the Fund's      WARRANTY AS TO THEIR COMPLETENESS OR
between yields on short- and long-term        relative performance.                       ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE
securities narrowed, separated by only a                                                  IS NO GUARANTEE OF FUTURE RESULTS, THESE
fraction of a percentage point at the end         MBS comprised, on average, 35% of       INSIGHTS MAY HELP YOU UNDERSTAND OUR
of July when the 10-year Treasury yielded     the Fund's net assets. The Fund             INVESTMENT MANAGEMENT PHILOSOPHY.
4.99% and the two-year Treasury yielded       benefited from its exposure to MBS, as
4.96%. Our relatively smaller exposure to     this segment outperformed U.S.                  See important Fund and index
U.S Treasuries versus the Fund's              Treasuries by 1.45% over the fiscal         disclosures on the inside front cover.
style-specific index had a slightly           year.
positive impact on the Fund's relative                                                                      Jan H. Friedli Senior
performance.                                      Throughout the fiscal year, we used                       portfolio manager, lead
                                              mortgage dollar roll transactions to            [FRIEDLI      manager of AIM Short
    With the Treasury market remaining        take advantage of opportunities in the           PHOTO]       Term Bond Fund. Prior to
especially sensitive to new economic data     mortgage market and enhance current                           joining AIM in 1999, Mr.
throughout the fiscal year, we continued      income. In mortgage dollar roll                               Friedli
to implement our value-added strategies       transactions, we sell a MBS and             worked as a fixed income portfolio manager
such as duration management and yield         simultaneously agree to later repurchase    and international bond and currency
curve positioning. In this environment, we    another MBS with the same interest rate     trader. A native of Switzerland, he
strategically traded duration with a bias     and maturity date. While giving up the      graduated cum laude from Villanova
toward being short versus the Fund's          right to receive interest and principal     University with a B.S. in computer
style-specific index. We used derivatives,    payments on the MBS we sold, the Fund       science. He later earned an M.B.A. with
specifically U.S. Treasury futures, to        may benefit from the interest earned on     honors from the University of Chicago.
gain exposure in the U.S. Treasury market     investing the proceeds of the sale.
for purposes of managing the Fund's           However, the Fund may lose money if                           Brendan Gau Chartered
duration and yield curve positioning. The     these types of securities decline in                          Financial Analyst,
majority of the Fund's positive               value, due to market conditions or                [GAU        portfolio manager,
performance over the fiscal year came from    prepayments of the underlying mortgages.         PHOTO]       manager of AIM Short
our duration and yield curve positioning      During the fiscal year, rising interest                       Term Bond Fund. Mr. Gau
techniques. U.S. Treasury futures offer a     rates and inflation pressure in the                           joined AIM in
variety of standardized contracts, are        economy caused some Fund holdings to        1996 as a portfolio analyst for fixed
exchange traded, and provide a high level     decline in value, which hindered Fund       income securities; he also served as a
of liquidity. These techniques may offer      performance.                                fixed income and foreign currency trader.
the opportunity to employ the Fund's cash                                                 Mr. Gau earned a B.A. in mathematics,
more effectively relative to the actual       IN CLOSING                                  physics and economics from Rice
bonds due to the relatively attractive                                                    University.
pricing of the futures contracts.             We were pleased to have provided
                                              positive total returns for the fiscal                         Scot W. Johnson
    U.S. investment grade corporate bonds     year while protecting investors'                              Chartered Financial
underperformed U.S. Treasuries generally      principal. We remain committed to our           [JOHNSON      Analyst, senior
for the fiscal year. Early in the fiscal      strategies of applying duration                  PHOTO]       portfolio manager,
year, the corporate bond market suffered      management and positioning, sector                            manager of AIM Short
because of the downgrading of GENERAL         allocation and security selection in an                       Term Bond Fund. He
MOTORS and FORD to junk status.               effort to deliver competitive returns.                        joined AIM in
                                                                                          1994 as a junior portfolio analyst for
    The focus on higher quality issues was        Thank you for investing in AIM Short    government securities and was promoted to
evident throughout the second half of the     Term Bond Fund and for sharing our          assistant portfolio manager for AIM'S
fiscal year, as lower credit categories       long-term investment horizon.               money market funds later that year. Mr.
(BBB- and                                                                                 Johnson earned both a bachelor's degree in
                                                                                          economics and an M.B.A. from Vanderbilt
                                                                                          University.

                                                                                          Assisted by the Taxable Investment Grade
                                                                                          Bond Team

                                                                                          FOR A PRESENTATION OF YOUR FUND'S
                                                                                          LONG-TERM PERFORMANCE, PLEASE SEE PAGES 7
                                                                                          AND 8.

AIM Short Term Bond Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                       together with the amount you invested,          THE HYPOTHETICAL ACCOUNT VALUES AND
                                              to estimate the expenses that you paid      EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur two   over the period. Simply divide your         ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES
types of costs: (1) transaction costs,        account value by $1,000 (for example, an    YOU PAID FOR THE PERIOD. YOU MAY USE THIS
which may include sales charges (loads) on    $8,600 account value divided by $1,000 =    INFORMATION TO COMPARE THE ONGOING COSTS
purchase payments; contingent deferred        8.6), then multiply the result by the       OF INVESTING IN THE FUND AND OTHER FUNDS.
sales charges on redemptions; and             number in the table under the heading       TO DO SO, COMPARE THIS 5% HYPOTHETICAL
redemption fees, if any; and (2) ongoing      entitled "Actual Expenses Paid During       EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES
costs, including management fees;             Period" to estimate the expenses you        THAT APPEAR IN THE SHAREHOLDER REPORTS OF
distribution and/or service fees (12b-1);     paid on your account during this period.    THE OTHER FUNDS.
and other Fund expenses. This example is
intended to help you understand your          HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown in
ongoing costs (in dollars) of investing in    PURPOSES                                    the table are meant to highlight your
the Fund and to compare these costs with                                                  ongoing costs only and do not reflect any
ongoing costs of investing in other mutual    The table below also provides               transactional costs, such as sales charges
funds. The example is based on an             information about hypothetical account      (loads) on purchase payments, contingent
investment of $1,000 invested at the          values and hypothetical expenses based      deferred sales charges on redemptions, and
beginning of the period and held for the      on the Fund's actual expense ratio and      redemption fees, if any. Therefore, the
entire period February 1, 2006, through       an assumed rate of return of 5% per year    hypothetical information is useful in
July 31, 2006.                                before expenses, which is not the Fund's    comparing ongoing costs only, and will not
                                              actual return. The Fund's actual            help you determine the relative total
ACTUAL EXPENSES                               cumulative total returns at net asset       costs of owning different funds. In
                                              value after expenses for the six months     addition, if these transactional costs
The table below provides information about    ended July 31, 2006, appear in the table    were included, your costs would have been
actual account values and actual expenses.    "Cumulative Total Returns" on page 8.       higher.
You may use the information in this table,

====================================================================================================================================

                                                                                    HYPOTHETICAL
                                                   ACTUAL                (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING             ENDING               EXPENSES         ENDING             EXPENSES         ANNUALIZED
SHARE          ACCOUNT VALUE        ACCOUNT VALUE         PAID DURING     ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS             (2/1/06)          (7/31/06)(1)            PERIOD(2)       (7/31/06)            PERIOD(2)         RATIO
  A              $1,000.00            $1,015.40              $4.25          $1,020.58             $4.26             0.85%
  C               1,000.00             1,014.10               5.49           1,019.34              5.51             1.10
  R               1,000.00             1,015.20               5.50           1,019.34              5.51             1.10

(1) The actual ending account value is based on the actual total return of the Fund for the period February 1, 2006, through July 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended July 31, 2006, appear in the table "Cumulative Total Returns" on page 8.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
================================================================================

AIM Short Term Bond Fund

YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT
Fund and index data from 8/30/02

Past performance cannot guarantee
comparable future results.

    The data shown in the chart include
reinvested distributions, applicable sales charges, Fund expenses and management fees.
Index results include reinvested dividends, but they do not reflect sales charges.
Performance of an index of funds reflects fund expenses and management fees;
performance of a market index does not.
Performance shown in the chart and table(s) does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance of the indexes does not reflect the effects of taxes.


========================================================================================

                                [MOUNTAIN CHART]

DATE     AIM SHORT TERM BOND    LEHMAN BROTHERS    LEHMAN BROTHERS 1-3    LIPPER SHORT
            FUND- CLASS C     U.S. AGGREGATE BOND    YEAR GOVERNMENT/   INVESTMENT GRADE
               SHARES                INDEX          CREDIT BOND INDEX   BOND FUNDS INDEX
8/30/02         $10000               $10000               $10000             $10000
   9/02          10051                10162                10087              10065
  10/02          10062                10116                10099              10071
  11/02          10052                10113                10099              10075
  12/02          10142                10322                10208              10176
   1/03          10147                10331                10221              10192
   2/03          10201                10474                10278              10253
   3/03          10225                10466                10299              10269
   4/03          10278                10552                10339              10313
   5/03          10320                10749                10398              10372
   6/03          10352                10727                10420              10391
   7/03          10260                10367                10353              10300
   8/03          10270                10436                10357              10309
   9/03          10374                10712                10471              10417
  10/03          10367                10612                10429              10390
  11/03          10380                10637                10430              10393
  12/03          10428                10746                10496              10445
   1/04          10471                10832                10524              10479
   2/04          10503                10949                10583              10527
   3/04          10535                11031                10621              10563
   4/04          10472                10744                10512              10469
   5/04          10450                10701                10497              10448
   6/04          10470                10762                10500              10455
   7/04          10511                10868                10545              10498
   8/04          10573                11076                10627              10572
   9/04          10574                11106                10622              10575
  10/04          10596                11199                10658              10610
  11/04          10576                11109                10607              10581
  12/04          10597                11212                10632              10613
   1/05          10597                11282                10631              10615
   2/05          10587                11216                10611              10604
   3/05          10578                11158                10602              10590
   4/05          10645                11309                10664              10645
   5/05          10680                11431                10710              10687
   6/05          10706                11494                10734              10719
   7/05          10699                11389                10705              10694
   8/05          10748                11535                10775              10760
   9/05          10731                11416                10748              10737
  10/05          10715                11326                10744              10729
  11/05          10751                11376                10779              10761
  12/05          10795                11484                10821              10800
   1/06          10826                11485                10842              10828
   2/06          10847                11523                10854              10852
   3/06          10839                11410                10868              10860
   4/06          10865                11389                10904              10894
   5/06          10880                11377                10919              10911
   6/06          10912                11401                10941              10928
   7/06          10976                11555                11025              11010

                                                   SOURCE: LIPPER, INC.


========================================================================================

AIM Short Term Bond Fund

===========================================    =======================================    ==========================================
AVERAGE ANNUAL TOTAL RETURNS                   AVERAGE ANNUAL TOTAL RETURNS               CUMULATIVE TOTAL RETURNS

As of 7/31/06, including applicable sales      As of 6/30/06, the most recent calendar    6 months ended 7/31/06, excluding
charges                                        quarter-end, including applicable sales    applicable sales charges
                                               charges
CLASS A SHARES                                                                            Class A Shares                       1.54%
Inception                             1.93%    CLASS A SHARES                             Class C Shares                       1.41
   1 Year                             0.40     Inception                         1.80%    Class R Shares                       1.52
                                                  1 Year                        -0.46
CLASS C SHARES
Inception (8/30/02)                   2.41%    CLASS C SHARES
   1 Year                             2.61     Inception (8/30/02)               2.29%
                                                  1 Year                         1.92
CLASS R SHARES
Inception                             2.50%    CLASS R SHARES
   1 Year                             2.77     Inception                         2.37%
                                                  1 Year                         1.88

==========================================    ========================================    ==========================================

CLASS A SHARES' INCEPTION DATE IS APRIL       R SHARES) AT NET ASSET VALUE, ADJUSTED          CLASS A SHARE PERFORMANCE REFLECTS THE
30, 2004. RETURNS SINCE THAT DATE ARE         TO REFLECT THE HIGHER RULE 12B-1 FEES       MAXIMUM 2.50% SALES CHARGE. CLASS C SHARES
HISTORICAL RETURNS. ALL OTHER RETURNS ARE     APPLICABLE TO CLASS C SHARES. CLASS C       HAVE NO UPFRONT OR CONTINGENT DEFERRED
BLENDED RETURNS OF HISTORICAL CLASS A         SHARES' INCEPTION DATE IS AUGUST 30,        SALES CHARGE; THEREFORE, PERFORMANCE SHOWN
SHARE PERFORMANCE AND RESTATED CLASS C        2002.                                       IS AT NET ASSET VALUE. CLASS R SHARE
SHARE PERFORMANCE (FOR PERIODS PRIOR TO                                                   RETURNS DO NOT INCLUDE A 0.75% CONTINGENT
THE INCEPTION DATE OF CLASS A SHARES) AT          THE PERFORMANCE DATA QUOTED             DEFERRED SALES CHARGE THAT MAY BE IMPOSED
NET ASSET VALUE, ADJUSTED TO REFLECT THE      REPRESENT PAST PERFORMANCE AND CANNOT       ON A TOTAL REDEMPTION OF RETIREMENT PLAN
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS    GUARANTEE COMPARABLE FUTURE RESULTS;        ASSETS WITHIN THE FIRST YEAR.
C SHARES. CLASS C SHARES' INCEPTION DATE      CURRENT PERFORMANCE MAY BE LOWER OR
IS AUGUST 30, 2002.                           HIGHER. PLEASE VISIT AIMINVESTMENTS.COM         THE PERFORMANCE OF THE FUND'S SHARE
                                              FOR THE MOST RECENT MONTH-END               CLASSES WILL DIFFER PRIMARILY DUE TO
    CLASS R SHARES' INCEPTION DATE IS         PERFORMANCE. PERFORMANCE FIGURES            DIFFERENT SALES CHARGE STRUCTURES AND
APRIL 30, 2004. RETURNS SINCE THAT DATE       REFLECT REINVESTED DISTRIBUTIONS,           CLASS EXPENSES.
ARE HISTORICAL RETURNS. ALL OTHER RETURNS     CHANGES IN NET ASSET VALUE AND THE
ARE BLENDED RETURNS OF HISTORICAL CLASS R     EFFECT OF THE MAXIMUM SALES CHARGE              HAD THE ADVISOR NOT WAIVED FEES AND/OR
SHARE PERFORMANCE AND RESTATED CLASS C        UNLESS OTHERWISE STATED. INVESTMENT         REIMBURSED EXPENSES, PERFORMANCE WOULD
SHARE PERFORMANCE (FOR PERIODS PRIOR TO       RETURN AND PRINCIPAL VALUE WILL             HAVE BEEN LOWER.
THE INCEPTION DATE OF CLASS                   FLUCTUATE SO THAT YOU MAY HAVE A GAIN
                                              OR LOSS WHEN YOU SELL SHARES.

AIM Short Term Bond Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT


The Board of Trustees of AIM Investment       o The nature and extent of the advisory     Senior Officer (discussed below) only
Securities Funds (the "Board") oversees       services to be provided by AIM. The         considered Fund performance through the
the management of AIM Short Term Bond Fund    Board reviewed the services to be           most recent calendar year, the Board also
(the "Fund") and, as required by law,         provided by AIM under the Advisory          reviewed more recent Fund performance,
determines annually whether to approve the    Agreement. Based on such review, the        which did not change their conclusions.
continuance of the Fund's advisory            Board concluded that the range of
agreement with A I M Advisors, Inc.           services to be provided by AIM under        o Meetings with the Fund's portfolio
("AIM"). Based upon the recommendation of     the Advisory Agreement was appropriate      managers and investment personnel. With
the Investments Committee of the Board, at    and that AIM currently is providing         respect to the Fund, the Board is meeting
a meeting held on June 27, 2006, the          services in accordance with the terms       periodically with such Fund's portfolio
Board, including all of the independent       of the Advisory Agreement.                  managers and/or other investment personnel
trustees, approved the continuance of the                                                 and believes that such individuals are
advisory agreement (the "Advisory             o The quality of services to be             competent and able to continue to carry
Agreement") between the Fund and AIM for      provided by AIM. The Board reviewed the     out their responsibilities under the
another year, effective July 1, 2006.         credentials and experience of the           Advisory Agreement.
                                              officers and employees of AIM who will
    The Board considered the factors          provide investment advisory services to     o Overall performance of AIM. The Board
discussed below in evaluating the fairness    the Fund. In reviewing the                  considered the overall performance of AIM
and reasonableness of the Advisory            qualifications of AIM to provide            in providing investment advisory and
Agreement at the meeting on June 27, 2006     investment advisory services, the Board     portfolio administrative services to the
and as part of the Board's ongoing            considered such issues as AIM'S             Fund and concluded that such performance
oversight of the Fund. In their               portfolio and product review process,       was satisfactory.
deliberations, the Board and the              various back office support functions
independent trustees did not identify any     provided by AIM and AIM's equity and        o Fees relative to those of clients of AIM
particular factor that was controlling,       fixed income trading operations. Based      with comparable investment strategies. The
and each trustee attributed different         on the review of these and other            Board reviewed the effective advisory fee
weights to the various factors.               factors, the Board concluded that the       rate (before waivers) for the Fund under
                                              quality of services to be provided by       the Advisory Agreement. The Board noted
    One responsibility of the independent     AIM was appropriate and that AIM            that this rate was (i) comparable to the
Senior Officer of the Fund is to manage       currently is providing satisfactory         effective advisory fee rate (before
the process by which the Fund's proposed      services in accordance with the terms       waivers) for a mutual fund advised by AIM
management fees are negotiated to ensure      of the Advisory Agreement.                  with investment strategies comparable to
that they are negotiated in a manner which                                                those of the Fund and the same as the
is at arms' length and reasonable. To that    o The performance of the Fund relative      effective advisory fee rate (before
end, the Senior Officer must either           to comparable funds. The Board reviewed     waivers) for a second mutual fund advised
supervise a competitive bidding process or    the performance of the Fund during the      by AIM with investment strategies
prepare an independent written evaluation.    past one and three calendar years           comparable to those of the Fund; (ii)
The Senior Officer has recommended an         against the performance of funds            comparable to the effective sub-advisory
independent written evaluation in lieu of     advised by other advisors with              fee rate for a Canadian mutual fund
a competitive bidding process and, upon       investment strategies comparable to         advised by an AIM affiliate and
the direction of the Board, has prepared      those of the Fund. The Board noted that     sub-advised by AIM with investment
such an independent written evaluation.       the Fund's performance in such periods      strategies comparable to those of the
Such written evaluation also considered       was above the median performance of         Fund, although the total advisory fees for
certain of the factors discussed below. In    such comparable funds. Based on this        such Canadian mutual fund were above those
addition, as discussed below, the Senior      review and after taking account of all      for the Fund; and (iii) below the total
Officer made a recommendation to the Board    of the other factors that the Board         advisory fee rate for one separately
in connection with such written               considered in determining whether to        managed account/wrap account managed by an
evaluation.                                   continue the Advisory Agreement for the     AIM affiliate with investment strategies
                                              Fund, the Board concluded that no           comparable to those of the Fund and above
    The discussion below serves as a          changes should be made to the Fund and      the total advisory fee rates for seven
summary of the Senior Officer's               that it was not necessary to change the     separately managed accounts/wrap accounts
independent written evaluation and            Fund's portfolio management team at         managed by an AIM affiliate with
recommendation to the Board in connection     this time. Although the independent         investment strategies comparable to those
therewith, as well as a discussion of the     written evaluation of the Fund's Senior     of the Fund. The Board noted that AIM has
material factors and the conclusions with     Officer (discussed below) only              agreed to limit the Fund's total operating
respect thereto that formed the basis for     considered Fund performance through the     expenses, as discussed below. Based on
the Board's approval of the Advisory          most recent calendar year, the Board        this review, the Board concluded that the
Agreement. After consideration of all of      also reviewed more recent Fund              advisory fee rate for the Fund under the
the factors below and based on its            performance, which did not change their     Advisory Agreement was fair and
informed business judgment, the Board         conclusions.                                reasonable.
determined that the Advisory Agreement is
in the best interests of the Fund and its     o The performance of the Fund relative      o Fees relative to those of comparable
shareholders and that the compensation to     to indices. The Board reviewed the          funds with other advisors. The Board
AIM under the Advisory Agreement is fair      performance of the Fund during the past     reviewed the advisory fee rate for the
and reasonable and would have been            one and three calendar years against        Fund under the Advisory Agreement. The
obtained through arm's length                 the performance of the Lipper Short         Board compared effective contractual
negotiations.                                 Investment Grade Fund Index. The Board      advisory fee rates at a common asset level
                                              noted that the Fund's performance in        at the end of the past calendar year and
    Unless otherwise stated, information      such periods was comparable to the          noted that the Fund's rate was below the
presented below is as of June 27, 2006 and    performance of such Index. Based on         median rate of the funds advised by other
does not reflect any changes that may have    this review and after taking account of     advisors with investment strategies
occurred since June 27, 2006, including       all of the other factors that the Board     comparable to those of the Fund that the
but not limited to changes to the Fund's      considered in determining whether to        Board reviewed. The Board noted that AIM
performance, advisory fees, expense           continue the Advisory Agreement for the     has agreed to limit the Fund's total
limitations and/or fee waivers.               Fund, the Board concluded that no           operating expenses, as discussed below.
                                              changes should be made to the Fund and      Based on this
                                              that it was not necessary to change the
                                              Fund's portfolio management team at                                        (continued)
                                              this time. Although the independent
                                              written evaluation of the Fund's

AIM Short Term Bond Fund

review, the Board concluded that the          ing Fund is in the best interests of        rent relationship, in part, because of
advisory fee rate for the Fund under the      the lending Fund and its respective         such knowledge. The Board also reviewed
Advisory Agreement was fair and               shareholders. The Board therefore           the general nature of the non-investment
reasonable.                                   concluded that the investment of cash       advisory services currently performed by
                                              collateral received in connection with      AIM and its affiliates, such as
o Expense limitations and fee waivers. The    the securities lending program in the       administrative, transfer agency and
Board noted that AIM has contractually        money market funds according to the         distribution services, and the fees
agreed to waive fees and/or limit expenses    procedures is in the best interests of      received by AIM and its affiliates for
of the Fund through June 30, 2007 in an       the lending Fund and its respective         performing such services. In addition to
amount necessary to limit total annual        shareholders.                               reviewing such services, the trustees also
operating expenses to a specified                                                         considered the organizational structure
percentage of average daily net assets for    o Independent written evaluation and        employed by AIM and its affiliates to
each class of shares of the Fund. The         recommendations of the Fund's Senior        provide those services. Based on the
Board considered the contractual nature of    Officer. The Board noted that, upon         review of these and other factors, the
this fee waiver/expense limitation and        their direction, the Senior Officer of      Board concluded that AIM and its
noted that it remains in effect until June    the Fund, who is independent of AIM and     affiliates were qualified to continue to
30, 2007. The Board considered the effect     AIM'S affiliates, had prepared an           provide non-investment advisory services
this fee waiver/expense limitation would      independent written evaluation in order     to the Fund, including administrative,
have on the Fund's estimated expenses and     to assist the Board in determining the      transfer agency and distribution services,
concluded that the levels of fee              reasonableness of the proposed              and that AIM and its affiliates currently
waivers/expense limitations for the Fund      management fees of the AIM Funds,           are providing satisfactory non-investment
were fair and reasonable.                     including the Fund. The Board noted         advisory services.
                                              that the Senior Officer's written
o Breakpoints and economies of scale. The     evaluation had been relied upon by the      o Other factors and current trends. The
Board reviewed the structure of the Fund's    Board in this regard in lieu of a           Board considered the steps that AIM and
advisory fee under the Advisory Agreement,    competitive bidding process. In             its affiliates have taken over the last
noting that it does not include any           determining whether to continue the         several years, and continue to take, in
breakpoints. The Board considered whether     Advisory Agreement for the Fund, the        order to improve the quality and
it would be appropriate to add advisory       Board considered the Senior Officer's       efficiency of the services they provide to
fee breakpoints for the Fund or whether,      written evaluation.                         the Funds in the areas of investment
due to the nature of the Fund and the                                                     performance, product line diversification,
advisory fee structures of comparable         o Profitability of AIM and its              distribution, fund operations, shareholder
funds, it was reasonable to structure the     affiliates. The Board reviewed              services and compliance. The Board
advisory fee without breakpoints. Based on    information concerning the                  concluded that these steps taken by AIM
this review, the Board concluded that it      profitability of AIM's (and its             have improved, and are likely to continue
was not necessary to add advisory fee         affiliates') investment advisory and        to improve, the quality and efficiency of
breakpoints to the Fund's advisory fee        other activities and its financial          the services AIM and its affiliates
schedule. The Board reviewed the level of     condition. The Board considered the         provide to the Fund in each of these
the Fund's advisory fees, and noted that      overall profitability of AIM, as well       areas, and support the Board's approval of
such fees, as a percentage of the Fund's      as the profitability of AIM in              the continuance of the Advisory Agreement
net assets, would remain constant under       connection with managing the Fund. The      for the Fund.
the Advisory Agreement because the            Board noted that AIM'S operations
Advisory Agreement does not include any       remain profitable, although increased
breakpoints. The Board concluded that the     expenses in recent years have reduced
Fund's fee levels under the Advisory          AIM's profitability. Based on the
Agreement therefore would not reflect         review of the profitability of AIM's
economies of scale.                           and its affiliates' investment advisory
                                              and other activities and its financial
o Investments in affiliated money market      condition, the Board concluded that the
funds. The Board also took into account       compensation to be paid by the Fund to
the fact that uninvested cash and cash        AIM under its Advisory Agreement was
collateral from securities lending            not excessive.
arrangements, if any (collectively, "cash
balances") of the Fund may be invested in     o Benefits of soft dollars to AIM. The
money market funds advised by AIM pursuant    Board considered the benefits realized
to the terms of an SEC exemptive order.       by AIM as a result of brokerage
The Board found that the Fund may realize     transactions executed through "soft
certain benefits upon investing cash          dollar" arrangements. Under these
balances in AIM advised money market          arrangements, brokerage commissions
funds, including a higher net return,         paid by the Fund and/or other funds
increased liquidity, increased                advised by AIM are used to pay for
diversification or decreased transaction      research and execution services. This
costs. The Board also found that the Fund     research may be used by AIM in making
will not receive reduced services if it       investment decisions for the Fund. The
invests its cash balances in such money       Board concluded that such arrangements
market funds. The Board noted that, to the    were appropriate.
extent the Fund invests uninvested cash in
affiliated money market funds, AIM has        o AIM's financial soundness in light of
voluntarily agreed to waive a portion of      the Fund's needs. The Board considered
the advisory fees it receives from the        whether AIM is financially sound and
Fund attributable to such investment. The     has the resources necessary to perform
Board further determined that the proposed    its obligations under the Advisory
securities lending program and related        Agreement, and concluded that AIM has
procedures with respect to the lend-          the financial resources necessary to
                                              fulfill its obligations under the
                                              Advisory Agreement.

                                              o Historical relationship between the
                                              Fund and AIM. In determining whether to
                                              continue the Advisory Agreement for the
                                              Fund, the Board also considered the
                                              prior relationship between AIM and the
                                              Fund, as well as the Board's knowledge
                                              of AIM's operations, and concluded that
                                              it was beneficial to maintain the
                                              cur-

Supplement to Annual Report dated 7/31/06

AIM SHORT TERM BOND FUND

INSTITUTIONAL CLASS SHARES                   =========================================         INSTITUTIONAL CLASS SHARES HAVE NO
                                             AVERAGE ANNUAL TOTAL RETURNS                 SALES CHARGE; THEREFORE, PERFORMANCE IS
The following information has been           For periods ended 7/31/06                    AT NAV. PERFORMANCE OF INSTITUTIONAL
prepared to provide Institutional Class                                                   CLASS SHARES WILL DIFFER FROM PERFORMANCE
shareholders with a performance overview     Inception                     2.78%          OF OTHER SHARE CLASSES PRIMARILY DUE TO
specific to their holdings. Institutional    1 Year                        3.31           DIFFERING SALES CHARGES AND CLASS
Class shares are offered exclusively to      6 Months*                     1.79           EXPENSES.
institutional investors, including           =========================================
defined contribution plans that meet         AVERAGE ANNUAL TOTAL RETURNS                      PLEASE NOTE THAT PAST PERFORMANCE IS
certain criteria.                            For periods ended 6/30/06, most recent       NOT INDICATIVE OF FUTURE RESULTS. MORE
                                             calendar quarter-end                         RECENT RETURNS MAY BE MORE OR LESS THAN
                                                                                          THOSE SHOWN. ALL RETURNS ASSUME
                                             Inception                     2.64%          REINVESTMENT OF DISTRIBUTIONS AT NAV.
                                             1 Year                        2.41           INVESTMENT RETURN AND PRINCIPAL VALUE
                                             6 Months*                     1.26           WILL FLUCTUATE SO YOUR SHARES, WHEN
                                                                                          REDEEMED, MAY BE WORTH MORE OR LESS THAN
                                             *    Cumulative total return that has not    THEIR ORIGINAL COST. SEE FULL REPORT FOR
                                                  teen annualized                         INFORMATION ON COMPARATIVE BENCHMARKS.
                                             =========================================    PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                                                                          MORE INFORMATION. FOR THE MOST CURRENT
                                             INSTITUTIONAL CLASS SHARES' INCEPTION        MONTH-END PERFORMANCE, PLEASE CALL
                                             DATE IS APRIL 30, 2004. RETURNS SINCE        800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             THAT DATE ARE HISTORICAL RETURNS. ALL
                                             OTHER RETURNS ARE BLENDED RETURNS OF              HAD THE ADVISOR NOT WAIVED FEES
                                             HISTORICAL INSTITUTIONAL CLASS SHARE         AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                             PERFORMANCE AND RESTATED CLASS C SHARE       WOULD HAVE BEEN LOWER.
                                             PERFORMANCE (FOR PERIODS PRIOR TO THE
                                             INCEPTION DATE OF INSTITUTIONAL CLASS
                                             SHARES) AT NET ASSET VALUE (NAV) AND
                                             REFLECT THE HIGHER RULE 12B-1 FEES
                                             APPLICABLE TO CLASS C SHARES. CLASS C
                                             SHARES' INCEPTION DATE IS AUGUST 30,
                                             2002.

=========================================
NASDAQ SYMBOL                       ISTBX
=========================================

Over for information on your Fund's expenses.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                  [YOUR GOALS.
                                 OUR SOLUTIONS.]         [AIM INVESTMENTS LOGO]
                            --REGISTERED TRADEMARK--    --REGISTERED TRADEMARK--


AIMINVESTMENTS.COM                  STB-INS-1           A I M Distributors, Inc.

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      divide your account value by $1,000 (for          The hypothetical account values and
                                             example, an $8,600 account value divided      expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 = 8.6), then multiply the           actual ending account balance or expenses
ongoing costs, including management fees     result by the number in the table under       you paid for the period. You may use this
and other Fund expenses. This example is     the heading entitled "Actual Expenses         information to compare the ongoing costs
intended to help you understand your         Paid During Period" to estimate the           of investing in the Fund and other funds.
ongoing costs (in dollars) of investing      expenses you paid on your account during      To do so, compare this 5% hypothetical
in the Fund and to compare these costs       this period.                                  example with the 5% hypothetical examples
with ongoing costs of investing in other                                                   that appear in the shareholder reports of
mutual funds. The example is based on an     HYPOTHETICAL EXAMPLE FOR COMPARISON           the other funds.
investment of $1,000 invested at the         PURPOSES
beginning of the period and held for the                                                       Please note that the expenses shown
entire period February 1, 2006, through      The table below also provides information     in the table are meant to highlight your
July 31, 2006                                about hypothetical account values and         ongoing costs only. Therefore, the
                                             hypothetical expenses based on the Fund's     hypothetical information is useful in
ACTUAL EXPENSES                              actual expense ratio and an assumed rate      comparing ongoing costs only, and will
                                             of return of 5% per year before expenses,     not help you determine the relative total
The table below provides information         which is not the Fund's actual return.        costs of owning different funds.
about actual account values and actual       The Fund's actual cumulative total return
expenses. You may use the information in     after expenses for the six months ended
this table, together with the amount you     July 31, 2006, appears in the table on
invested, to estimate the expenses that      the front of this supplement.
you paid over the period. Simply

                                                                         HYPOTHETICAL
                                           ACTUAL             (5% ANNUAL RETURN BEFORE EXPENSES)
                                ---------------------------   ----------------------------------
                  BEGINNING         ENDING        EXPENSES           ENDING         EXPENSES       ANNUALIZED
    SHARE       ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING       ACCOUNT VALUE   PAID DURING        EXPENSE
    CLASS          (2/1/06)      (7/31/06)(1)    PERIOD(2)          (7/31/06)      PERIOD(2)          RATIO
    -----       -------------   -------------   -----------       -------------   -----------      ----------
Institutional     $1,000.00       $1,017.90        $3.00            $1,021.82        $3.01            0.60%

(1) The actual ending account value is based on the actual total return of the Fund for the period February 1, 2006, through July 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended July 31, 2006, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

AIMINVESTMENTS.COM   STB-INS-1   A I M Distributors, Inc.

AIM SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2006


                                                PRINCIPAL
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
BONDS & NOTES-63.58%

ASSET MANAGEMENT & CUSTODY BANKS-1.48%

Bank of New York Institutional Capital Trust-
  Series A, Trust Pfd. Bonds, 7.78%, 12/01/26
  (Acquired 06/12/03; Cost $1,789,065)(a)(b)    $ 1,500,000     $  1,568,940
-----------------------------------------------------------------------------
GAMCO Investors, Inc., Sr. Unsec. Unsub.
  Notes, 5.22%, 02/17/07(b)                         580,000          578,051
-----------------------------------------------------------------------------
Mellon Capital II-Series B, Jr. Gtd. Sub.
  Trust Pfd. Bonds,
  8.00%, 01/15/27(b)                                700,000          735,238
=============================================================================
                                                                   2,882,229
=============================================================================

AUTOMOBILE MANUFACTURERS-1.33%

DaimlerChrysler North America Holding Corp.,
  Notes,
  4.13%, 03/07/07(b)                              1,435,000        1,422,056
-----------------------------------------------------------------------------
  Series A, Gtd. Medium Term Notes,
  7.38%, 09/15/06(b)                              1,160,000        1,161,903
=============================================================================
                                                                   2,583,959
=============================================================================

BROADCASTING & CABLE TV-6.78%

British Sky Broadcasting Group PLC (United
  Kingdom), Unsec. Gtd. Global Notes, 7.30%,
  10/15/06(b)                                     1,390,000        1,393,336
-----------------------------------------------------------------------------
CBS Corp., Sr. Unsec. Gtd. Global Notes,
  5.63%, 05/01/07(b)                                900,000          898,605
-----------------------------------------------------------------------------
Clear Channel Communications, Inc.,
  Sr. Unsec. Global Notes,
  6.00%, 11/01/06(b)                              3,568,000        3,570,605
-----------------------------------------------------------------------------
  Sr. Unsec. Notes,
  3.13%, 02/01/07(b)                                865,000          853,340
-----------------------------------------------------------------------------
Cox Communications, Inc.,
  Medium Term Notes,
  7.03%, 11/06/06(b)                              1,000,000        1,002,810
-----------------------------------------------------------------------------
  Unsec. Notes,
  7.75%, 08/15/06(b)                              1,632,000        1,633,142
-----------------------------------------------------------------------------
Cox Enterprises, Inc., Notes, 8.00%, 02/15/07
  (Acquired 11/09/05-11/14/05; Cost
  $3,612,560)(a)(b)                               3,500,000        3,538,080
-----------------------------------------------------------------------------
MediaOne Group Inc., Unsec. Gtd. Notes,
  7.30%, 01/15/07(b)                                325,000          326,895
=============================================================================
                                                                  13,216,813
=============================================================================

CASINOS & GAMING-1.97%

Caesars Entertainment, Inc., Sr. Unsec.
  Notes, 8.50%, 11/15/06(b)                       3,230,000        3,253,418
-----------------------------------------------------------------------------
Harrah's Operating Co., Inc., Unsec. Gtd.
  Global Notes, 7.13%, 06/01/07(b)                  590,000          596,000
=============================================================================
                                                                   3,849,418
=============================================================================

COMMERCIAL PRINTING-0.33%

Deluxe Corp., Medium Term Notes, 2.75%,
  09/15/06(b)                                       650,000          647,907
=============================================================================

                                                PRINCIPAL
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------


CONSUMER FINANCE-1.95%

Capital One Capital I, Sub.
  Floating Rate Trust Pfd. Bonds,
  6.70%, 02/01/27 (Acquired
  09/15/04-04/12/06; Cost
  $1,853,500)(a)(b)(c)                          $ 1,830,000     $  1,845,591
-----------------------------------------------------------------------------
Ford Motor Credit Co., Sr. Unsec. Notes,
  4.95%, 01/15/08(b)                              2,040,000        1,948,037
=============================================================================
                                                                   3,793,628
=============================================================================

DIVERSIFIED BANKS-4.15%

AB Spintab (Sweden), Bonds, 7.50% (Acquired
  02/12/04; Cost $2,232,040)(a)(b)(d)             2,000,000        2,001,140
-----------------------------------------------------------------------------
Abbey National PLC (United Kingdom), Sub.
  Yankee Notes, 7.35%(b)(d)                         800,000          806,480
-----------------------------------------------------------------------------
BankBoston Capital Trust II-Series B, Gtd.
  Trust Pfd. Bonds,
  7.75%, 12/15/26(b)                                700,000          731,717
-----------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom), Floating
  Rate Global Notes,
  5.10%, 08/08/07 (Acquired 04/06/06; Cost
  $497,405)(a)(b)(e)                                500,000          500,265
-----------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Trust Pfd.
  Notes, 8.23%, 02/01/27(b)                         650,000          683,514
-----------------------------------------------------------------------------
Mizuho Financial Group Cayman Ltd. (Cayman
  Islands), Gtd. Sub. Second Tier Euro Bonds,
  8.38%(b)(d)                                       300,000          315,904
-----------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp. (Japan), Sub.
  Second Tier Euro Notes, 8.15%(b)(d)               555,000          577,737
-----------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden), Unsec.
  Sub. Notes, 7.13% (Acquired 07/26/06; Cost
  $1,561,346)(a)(b)(d)                            1,550,000        1,574,103
-----------------------------------------------------------------------------
VTB Capital S.A. (Russia), Sr. Floating Rate
  Notes, 6.17%, 09/21/07 (Acquired 12/14/05;
  Cost $900,000)(a)(b)(c)                           900,000          899,550
=============================================================================
                                                                   8,090,410
=============================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-2.18%

Cendant Corp., Sr. Unsec. Global Notes,
  6.88%, 08/15/06(b)                              4,250,000        4,251,700
=============================================================================

ELECTRIC UTILITIES-0.37%

FirstEnergy Corp.-Series A, Sr. Unsec. Unsub.
  Global Notes,
  5.50%, 11/15/06(b)                                 39,000           38,989
-----------------------------------------------------------------------------
Northeast Utilities-Series A, Notes, 8.58%,
  12/01/06(b)                                       234,000          235,753
-----------------------------------------------------------------------------
PP&L Capital Funding Inc.-Series D, Unsec.
  Gtd. Medium Term Notes, 8.38%, 06/15/07(b)        441,000          450,168
=============================================================================
                                                                     724,910
=============================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.37%

Waste Management, Inc., Unsec. Notes, 7.00%,
  10/15/06(b)                                     2,665,000        2,671,689
=============================================================================

AIM SHORT TERM BOND FUND


                                                PRINCIPAL
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------

FERTILIZERS & AGRICULTURAL CHEMICALS-0.60%

Potash Corp. of Saskatchewan Inc. (Canada),
  Unsec. Unsub. Yankee Notes, 7.13%,
  06/15/07(b)                                   $ 1,160,000     $  1,174,825
=============================================================================

FOOD RETAIL-1.49%

Kroger Co. (The), Sr. Unsec. Gtd. Notes,
  7.63%, 09/15/06(b)                              1,430,000        1,432,946
-----------------------------------------------------------------------------
Safeway Inc., Sr. Unsec. Notes, 4.80%,
  07/16/07(b)                                     1,475,000        1,463,583
=============================================================================
                                                                   2,896,529
=============================================================================

FOREST PRODUCTS-0.33%

Weyerhaeuser Co., Unsec. Unsub. Global Notes,
  6.13%, 03/15/07(b)                                643,000          644,363
=============================================================================

GAS UTILITIES-0.38%

Consolidated Natural Gas Co.-Series B, Sr.
  Unsec. Unsub. Notes,
  5.38%, 11/01/06(b)                                747,000          746,343
=============================================================================

GOLD-0.22%

Newmont Gold Corp.-Series A1, Pass Through
  Ctfs., 8.91%, 01/05/09(b)                         426,214          435,804
=============================================================================

HEALTH CARE DISTRIBUTORS-0.95%

Cardinal Health, Inc., Sr. Unsec. Notes,
  7.30%, 10/15/06(b)                              1,850,000        1,855,421
=============================================================================

HEALTH CARE SERVICES-1.61%

Caremark Rx, Inc., Sr. Unsec. Notes, 7.38%,
  10/01/06(b)                                     3,130,000        3,137,074
=============================================================================

HOME IMPROVEMENT RETAIL-0.15%

Sherwin-Williams Co. (The), Sr. Notes, 6.85%,
  02/01/07(b)                                       300,000          301,812
=============================================================================

HOMEBUILDING-0.84%

D.R. Horton, Inc., Sr. Unsec. Gtd. Notes,
  7.50%, 12/01/07(b)                              1,415,000        1,444,489
-----------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec. Unsub.
  Notes, 8.00%, 08/15/06(b)                         200,000          200,118
=============================================================================
                                                                   1,644,607
=============================================================================

HOTELS, RESORTS & CRUISE LINES-0.79%

Hyatt Equities LLC, Notes, 6.88%, 06/15/07
  (Acquired 01/25/06-07/18/06; Cost
  $1,561,088)(a)(b)                               1,533,000        1,543,792
=============================================================================

HOUSEWARES & SPECIALTIES-0.36%

Newell Rubbermaid Inc., Unsec. Notes, 6.00%,
  03/15/07(b)                                       710,000          709,155
=============================================================================

INDUSTRIAL CONGLOMERATES-1.48%

Tyco International Group S.A. (Luxembourg),
  Unsec. Gtd. Unsub. Yankee Notes, 5.80%,
  08/01/06(b)                                     2,880,000        2,879,539
=============================================================================

INSURANCE BROKERS-0.84%

Marsh & McLennan Cos., Inc., Sr. Unsec.
  Global Notes, 5.38%, 03/15/07(b)                1,630,000        1,627,343
=============================================================================

                                                PRINCIPAL
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------


INTEGRATED OIL & GAS-2.61%

Husky Oil Ltd. (Canada),
  Sr. Unsec. Yankee Notes,
  7.13%, 11/15/06(b)                            $ 2,960,000     $  2,973,024
-----------------------------------------------------------------------------
  Yankee Bonds,
  8.90%, 08/15/28(b)                              2,000,000        2,105,000
=============================================================================
                                                                   5,078,024
=============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-3.08%

SBC Communications Capital Corp.-Series D,
  Medium Term Notes,
  6.68%, 11/28/07(b)                              1,125,000        1,140,896
-----------------------------------------------------------------------------
TCI Communications Financing III, Gtd. Trust
  Pfd. Bonds, 9.65%, 03/31/27(b)                  2,075,000        2,226,849
-----------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 7.50%,
  06/01/07(b)                                     2,591,000        2,629,269
=============================================================================
                                                                   5,997,014
=============================================================================

INVESTMENT BANKING & BROKERAGE-0.10%

Jefferies Group, Inc.-Series B, Sr. Unsec.
  Notes, 7.50%, 08/15/07(b)                         195,000          198,479
=============================================================================

LEISURE PRODUCTS-0.93%

Brunswick Corp., Unsec. Unsub. Notes, 6.75%,
  12/15/06(b)                                     1,800,000        1,807,092
=============================================================================

LIFE & HEALTH INSURANCE-2.23%

ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06(b)                              2,340,000        2,352,332
-----------------------------------------------------------------------------
Sun Life Canada (U.S.) Capital Trust, Gtd.
  Trust Pfd. Notes,
  8.53% (Acquired 02/13/06; Cost
  $1,459,158)(a)(b)(d)                            1,360,000        1,443,735
-----------------------------------------------------------------------------
Torchmark Corp., Notes, 6.25%, 12/15/06(b)          540,000          541,069
=============================================================================
                                                                   4,337,136
=============================================================================

MANAGED HEALTH CARE-0.67%

Humana Inc., Sr. Unsec. Notes, 7.25%,
  08/01/06(b)                                     1,300,000        1,299,792
=============================================================================

MOVIES & ENTERTAINMENT-0.06%

Time Warner Cos., Inc., Notes, 8.11%,
  08/15/06(b)                                       120,000          120,101
=============================================================================

MULTI-UTILITIES-2.50%

Ameren Corp., Bonds, 4.26%, 05/15/07(b)             905,000          895,516
-----------------------------------------------------------------------------
Duke Energy Corp., Notes, 7.00%, 10/15/06(b)        830,000          831,660
-----------------------------------------------------------------------------
Energy East Corp., Sr. Unsec. Unsub. Notes,
  5.75%, 11/15/06(b)                              1,670,000        1,670,351
-----------------------------------------------------------------------------
PSI Energy, Inc., Unsec. Deb., 7.85%,
  10/15/07(b)                                       245,000          251,409
-----------------------------------------------------------------------------
Sempra Energy, Sr. Notes, 4.62%, 05/17/07(b)        270,000          267,910
-----------------------------------------------------------------------------
Virginia Electric and Power Co.-Series A, Sr.
  Unsec. Unsub. Notes, 5.38%, 02/01/07(b)           950,000          948,594
=============================================================================
                                                                   4,865,440
=============================================================================

OIL & GAS EQUIPMENT & SERVICES-0.23%

Cameron International Corp., Sr. Unsec.
  Notes, 2.65%, 04/15/07(b)                         450,000          440,937
=============================================================================

AIM SHORT TERM BOND FUND


                                                PRINCIPAL
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------

OIL & GAS EXPLORATION & PRODUCTION-0.05%

Anadarko Petroleum Corp., Sr. Unsec. Notes,
  5.38%, 03/01/07(b)                            $   100,000     $     99,662
=============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-4.41%

General Electric Capital Corp., Unsec.
  Floating Rate Putable Deb., 5.10%,
  09/01/07(b)(e)                                    190,000          185,261
-----------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Sub.
  Bonds, 9.87% (Acquired 06/14/05-07/28/05;
  Cost $1,980,715)(a)(b)(d)                       1,750,000        1,879,482
-----------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico),
  Sr. Unsec. Global Notes,
  8.02%, 05/15/07(b)                              1,066,667        1,072,331
-----------------------------------------------------------------------------
  Series 1999-2, Class A1, Global Bonds,
  9.69%, 08/15/09(b)                              2,372,500        2,509,108
-----------------------------------------------------------------------------
Residential Capital Corp., Sr. Unsec.
  Floating Rate Global Notes,
  6.88%, 06/29/07(b)(c)                             940,000          944,705
-----------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating Rate
  Pass Through Ctfs.,
  6.35% (Acquired 12/07/04; Cost
  $2,000,000)(a)(b)(d)(e)                         2,000,000        2,000,120
=============================================================================
                                                                   8,591,007
=============================================================================

PACKAGED FOODS & MEATS-1.62%

General Mills, Inc.,
  Global Notes,
  5.13%, 02/15/07(b)                                 45,000           44,886
-----------------------------------------------------------------------------
  Unsec. Unsub. Notes,
  2.63%, 10/24/06(b)                                250,000          248,335
-----------------------------------------------------------------------------
Tyson Foods, Inc., Sr. Unsec. Global Notes,
  7.25%, 10/01/06(b)                              2,850,000        2,855,500
=============================================================================
                                                                   3,148,721
=============================================================================

PROPERTY & CASUALTY INSURANCE-2.35%

ACE INA Holdings Inc., Sr. Unsec. Gtd. Unsub.
  Notes, 8.30%, 08/15/06(b)                       1,615,000        1,616,179
-----------------------------------------------------------------------------
CNA Financial Corp., Sr. Unsec. Notes, 6.75%,
  11/15/06(b)                                       282,000          282,821
-----------------------------------------------------------------------------
Executive Risk Capital Trust-Series B, Gtd.
  Trust Pfd. Bonds,
  8.68%, 02/01/27(b)                                625,000          660,387
-----------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda),
  Notes,
  7.56% (Acquired 06/15/06; Cost
  $1,170,000)(a)(b)(d)                            1,170,000        1,182,847
-----------------------------------------------------------------------------
  Sr. Unsec. Floating Rate Notes,
  5.55%, 10/06/06 (Acquired
  10/12/05-10/13/05; Cost $833,700)(a)(b)(e)        840,000          839,840
=============================================================================
                                                                   4,582,074
=============================================================================

PUBLISHING-0.28%

Belo Corp., Sr. Unsec. Unsub. Notes, 7.13%,
  06/01/07(b)                                       530,000          535,904
=============================================================================

                                                PRINCIPAL
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------


RAILROADS-0.51%

Burlington Resources Finance Co. (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 5.60%,
  12/01/06(b)                                   $   250,000     $    250,120
-----------------------------------------------------------------------------
Union Pacific Corp., Unsec. Notes, 6.70%,
  12/01/06(b)                                       750,000          752,040
=============================================================================
                                                                   1,002,160
=============================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.51%

Southern Investments UK PLC (United Kingdom),
  Sr. Unsec. Unsub. Yankee Notes, 6.80%,
  12/01/06(b)                                     1,000,000        1,003,490
=============================================================================

REGIONAL BANKS-3.32%

Cullen/Frost Capital Trust I, Unsec. Sub.
  Floating Rate Notes,
  6.78%, 03/01/34(b)(c)                           1,500,000        1,505,025
-----------------------------------------------------------------------------
Popular North America Inc., Series E, Medium
  Term Notes,
  6.13%, 10/15/06(b)                                485,000          485,213
-----------------------------------------------------------------------------
  Series F, Medium Term Notes,
  5.20%, 12/12/07(b)                              1,420,000        1,410,287
-----------------------------------------------------------------------------
Western Financial Bank, Unsec. Sub. Deb.,
  9.63%, 05/15/12(b)                              2,735,000        3,068,561
=============================================================================
                                                                   6,469,086
=============================================================================

SOVEREIGN DEBT-1.71%

Export-Import Bank of Korea (The), Unsec.
  Global Notes, 6.50%, 11/15/06(b)                2,000,000        2,004,940
-----------------------------------------------------------------------------
Russian Federation (Russia)-REGS, Unsec.
  Unsub. Euro Bonds, 10.00%, 06/26/07
  (Acquired 05/14/04-05/18/04; Cost
  $1,440,281)(a)(b)                               1,275,000        1,324,470
=============================================================================
                                                                   3,329,410
=============================================================================

SPECIALIZED CONSUMER SERVICES-0.21%

Block Financial Corp., Sr. Unsec. Gtd. Unsub.
  Notes, 8.50%, 04/15/07(b)                         410,000          417,823
=============================================================================

SPECIALIZED REIT'S-0.20%

Health Care REIT, Inc., Sr. Unsec. Notes,
  7.50%, 08/15/07(b)                                385,000          391,868
=============================================================================

THRIFTS & MORTGAGE FINANCE-0.69%

Bank United Corp., Unsec. Sub. Notes, 8.88%,
  05/01/07(b)                                       405,000          413,861
-----------------------------------------------------------------------------
Sovereign Bancorp Inc., Sr. Unsec. Floating
  Rate Notes, 5.54%, 08/25/06(b)(c)                 500,000          499,983
-----------------------------------------------------------------------------
Washington Mutual Capital I, Gtd. Sub. Trust
  Pfd. Notes, 8.38%, 06/01/27(b)                    400,000          422,784
=============================================================================
                                                                   1,336,628
=============================================================================

TOBACCO-1.02%

Altria Group, Inc., Unsec. Notes, 7.20%,
  02/01/07(b)                                     1,980,000        1,992,811
=============================================================================

AIM SHORT TERM BOND FUND


                                                PRINCIPAL
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS-0.42%

GATX Financial Corp.,
  Sr. Notes,
  7.75%, 12/01/06(b)                            $   370,000     $    372,220
-----------------------------------------------------------------------------
  Series D, Medium Term Notes,
  6.88%, 12/15/06(b)                                453,000          454,626
=============================================================================
                                                                     826,846
=============================================================================

TRUCKING-1.28%

Roadway Corp., Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08(b)                              2,400,000        2,492,856
=============================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.64%

Telephone & Data Systems, Inc., Unsec. Notes,
  7.00%, 08/01/06(b)                              1,250,000        1,249,800
=============================================================================
    Total Bonds & Notes (Cost $124,895,607)                      123,923,431
=============================================================================
U.S. MORTGAGE-BACKED SECURITIES-37.46%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-9.41%

Pass Through Ctfs.,
  8.00%, 11/20/12(b)                                594,159          616,611
-----------------------------------------------------------------------------
  9.00%, 05/01/15(b)                                425,413          456,812
-----------------------------------------------------------------------------
  7.50%, 06/01/16 to 07/01/24(b)                  1,146,686        1,190,038
-----------------------------------------------------------------------------
  7.00%, 12/01/16 to 02/01/35(b)                  3,735,586        3,847,584
-----------------------------------------------------------------------------
  6.00%, 02/01/17 to 03/01/23(b)                  3,854,869        3,843,988
-----------------------------------------------------------------------------
  8.50%, 02/01/19 to 08/17/26(b)                  2,297,253        2,472,790
-----------------------------------------------------------------------------
  6.50%, 12/01/35(b)                                535,126          542,082
-----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 08/01/21(b)(f)                           3,800,000        3,688,375
-----------------------------------------------------------------------------
  6.00%, 08/01/36(b)(f)                           1,701,000        1,691,432
=============================================================================
                                                                  18,349,712
=============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-20.76%

Pass Through Ctfs.,
  7.50%, 02/01/15 to 04/01/33(b)                  2,987,825        3,102,414
-----------------------------------------------------------------------------
  7.00%, 04/01/15 to 12/01/33(b)                 10,802,538(g)    11,127,755
-----------------------------------------------------------------------------
  8.50%, 09/01/15 to 07/01/30(b)                    926,336        1,000,142
-----------------------------------------------------------------------------
  6.50%, 11/01/16 to 10/01/35(b)                  5,658,299        5,755,725
-----------------------------------------------------------------------------
  8.00%, 09/01/17 to 08/01/32(b)                  3,447,104        3,631,371
-----------------------------------------------------------------------------
  9.00%, 02/01/21 to 01/01/30(b)                    422,229          458,342
-----------------------------------------------------------------------------
  10.00%, 05/01/26(b)                               201,034          215,857
-----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.50%, 08/01/21(b)(f)                          10,800,000       10,685,250
-----------------------------------------------------------------------------
  6.00%, 08/01/36(b)(f)                           1,452,317        1,443,240
-----------------------------------------------------------------------------
  6.50%, 08/01/36(b)(f)                           3,000,000        3,035,625
=============================================================================
                                                                  40,455,721
=============================================================================

                                                PRINCIPAL
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------


GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-7.29%

Pass Through Ctfs.,
  6.50%, 10/15/13 to 02/15/34(b)                $ 6,376,670     $  6,539,602
-----------------------------------------------------------------------------
  7.00%, 05/15/17 to 06/15/32(b)                  3,283,775(g)     3,398,715
-----------------------------------------------------------------------------
  6.00%, 06/15/18 to 06/15/33(b)                  1,458,289        1,471,924
-----------------------------------------------------------------------------
  7.75%, 09/15/19 to 02/15/21(b)                    584,101          612,160
-----------------------------------------------------------------------------
  7.50%, 12/20/25 to 07/15/32(b)                  1,476,329        1,541,813
-----------------------------------------------------------------------------
  8.50%, 07/20/27(b)                                244,558          262,058
-----------------------------------------------------------------------------
  8.00%, 10/15/30(b)                                360,761          384,876
=============================================================================
                                                                  14,211,148
=============================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $71,595,892)                                          73,016,581
=============================================================================

                                                  SHARES
PREFERRED STOCKS-5.27%

OTHER DIVERSIFIED FINANCIAL SERVICES-2.32%

Auction Pass-Through Trust-Series 2001-4,
  Class A, 6.00%, Pass Through Ctfs.
  (Acquired 07/26/06; Cost
  $3,003,500)(a)(c)(h)(i)                                12        3,003,000
-----------------------------------------------------------------------------
Zurich RegCaPS Funding Trust IV, 5.70%
  Floating Rate Pfd. (Acquired 01/19/05; Cost
  $732,361)(a)(b)(c)                                    750          762,891
-----------------------------------------------------------------------------
Zurich RegCaPS Funding Trust VI, 5.88%
  Floating Rate Pfd. (Acquired 01/19/05; Cost
  $728,600)(a)(b)(c)                                    750          770,390
=============================================================================
                                                                   4,536,281
=============================================================================

THRIFTS & MORTGAGE FINANCE-2.45%

Fannie Mae,
  Series J, 4.72% Floating Rate Pfd.(j)              47,500        2,375,475
-----------------------------------------------------------------------------
  Series K, 5.40% Floating Rate Pfd.(j)              47,500        2,398,750
=============================================================================
                                                                   4,774,225
=============================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.50%

Telephone & Data Systems, Inc.-Series A,
  7.60% Pfd                                          39,000          970,710
=============================================================================
    Total Preferred Stocks (Cost $10,244,711)                     10,281,216
=============================================================================

                                                 PRINCIPAL
                                                  AMOUNT

MUNICIPAL OBLIGATIONS-2.67%

Bethlehem (City of), Pennsylvania; Series
  2004 B, Taxable Unlimited Tax GO,
  (INS-Financial Guaranty Insurance Co.)
  3.35%, 11/01/06(b)(k)                         $ 1,000,000          994,970
-----------------------------------------------------------------------------
Chicago (City of), Illinois O'Hare
  International Airport; Series 2004 E,
  Refunding Taxable General Airport Third
  Lien RB, (INS-MBIA Insurance Corp.) 3.88%,
  01/01/08(b)(k)                                  1,000,000          981,250
-----------------------------------------------------------------------------
Chicago (City of), Illinois; Series 2005 C,
  Taxable Unlimited Tax GO, (INS-Financial
  Security Assurance Inc.) 4.39%,
  01/01/07(b)(k)                                    500,000          498,045
-----------------------------------------------------------------------------

AIM SHORT TERM BOND FUND

                                                 PRINCIPAL
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-(CONTINUED)

Onondaga (County of), New York; Series 2004,
  Taxable Pension Unlimited Tax GO,
  3.50%, 10/15/06(b)                            $ 1,250,000     $  1,245,188
-----------------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement
  Corp.; Series 2004, Taxable Rental Car
  Facility Charge RB, (INS-Financial Guaranty
  Insurance Co.) 3.69%, 07/01/07(b)(k)            1,500,000        1,477,560
=============================================================================
    Total Municipal Obligations (Cost
      $5,250,507)                                                  5,197,013
=============================================================================
U.S. TREASURY SECURITIES-0.97%

U.S. TREASURY NOTES-0.97%

3.00%, 12/31/06 (Cost $1,881,895)(b)              1,900,000        1,882,938
=============================================================================
ASSET-BACKED SECURITIES-0.74%

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-0.74%

Pacific Coast CDO Ltd. (Cayman Islands)-
  Series 1A, Class A, Floating Rate Bonds,
  5.92%, 10/25/36 (Acquired
  03/24-04-05/26/04; Cost
  $1,307,421)(a)(c)(i)                            1,320,072        1,306,871
-----------------------------------------------------------------------------
Toyota Auto Receivables Owners Trust, Series
  2003-A, Class A4,
  2.20%, 03/15/10(b)                            $   136,725     $    136,623
=============================================================================
    Total Asset-Backed Securities (Cost
      $1,443,764)                                                  1,443,494
=============================================================================

-----------------------------------------------------------------------------
                                                 PRINCIPAL
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-0.60%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.60%

Federal National Mortgage Association, Unsec.
  Floating Rate Global Notes, 4.69%, 02/17/09
  (Cost $1,200,000)(b)(e)                         1,200,000        1,171,308
=============================================================================

MONEY MARKET FUNDS-0.72%

Liquid Assets Portfolio-Institutional
  Class(l)                                          705,544          705,544
-----------------------------------------------------------------------------
Premier Portfolio-Institutional Class(l)            705,544          705,544
=============================================================================
    Total Money Market Funds (Cost
      $1,411,088)                                                  1,411,088
=============================================================================
TOTAL INVESTMENTS-112.01% (Cost $217,923,464)                    218,327,069
=============================================================================
OTHER ASSETS LESS LIABILITIES-(12.01)%                           (23,401,980)
=============================================================================
NET ASSETS-100.00%                                              $194,925,089
_____________________________________________________________________________
=============================================================================

Investment Abbreviations:

Ctfs.    - Certificates
Deb.     - Debentures
GO       - General Obligation Bonds
Gtd.     - Guaranteed
INS      - Insurer
Jr.      - Junior
Pfd.     - Preferred
RB       - Revenue Bonds
RegCaPS  - Regulatory Capital Preferred Securities
REGS     - Regulation S
REIT     - Real Estate Investment Trust
Sec.     - Secured
Sr.      - Senior
Sub.     - Subordinate
TBA      - To Be Announced
Unsec.   - Unsecured

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at July 31, 2006 was $27,985,107, which represented 14.36% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2006 was $206,861,175, which represented 106.12% of the Fund's Net Assets. See
    Note 1A.
(c) Interest or dividend rate is redetermined quarterly. Rate shown is in effect on July 31, 2006.
(d) Perpetual bond with no specified maturity date.
(e) Interest rate is redetermined monthly. Rate shown is the rate in effect on July 31, 2006.
(f) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1I.
(g) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 9.
(h) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at July 31, 2006 represented 1.54% of the Fund's Net Assets. See Note 1A.
(i) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at July 31, 2006 was $4,309,871, which represented 2.21% of the Fund's Net Assets.
(j) Dividend rate is redetermined bi-annually. Rate shown is the rate in effect on July 31, 2006.
(k) Principal and/or interest payments are secured by the bond insurance company listed.
(l) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM SHORT TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 2006

ASSETS:

Investments, at value (cost $216,512,376)      $216,915,981
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $1,411,088)                               1,411,088
===========================================================
     Total investments (cost $217,923,464)      218,327,069
===========================================================
Receivables for:
  Fund shares sold                                  223,832
-----------------------------------------------------------
  Dividends and Interest                          2,738,186
-----------------------------------------------------------
  Fund expenses absorbed                             13,444
-----------------------------------------------------------
  Due from distributor                               53,173
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               13,418
-----------------------------------------------------------
Other assets                                         42,430
===========================================================
     Total assets                               221,411,552
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                          25,757,063
-----------------------------------------------------------
  Fund shares reacquired                            499,621
-----------------------------------------------------------
  Options written, at value (premiums
     received $6,142)                                14,047
-----------------------------------------------------------
  Dividends                                          86,776
-----------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                26,520
-----------------------------------------------------------
  Variation margin                                      591
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,565
-----------------------------------------------------------
Accrued transfer agent fees                          23,972
-----------------------------------------------------------
Accrued operating expenses                           76,308
===========================================================
     Total liabilities                           26,486,463
===========================================================
Net assets applicable to shares outstanding    $194,925,089
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $202,592,260
-----------------------------------------------------------
Undistributed net investment income                 238,890
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, futures contracts
  and option contracts                           (7,947,170)
-----------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities, futures contracts
  and option contracts                               41,109
===========================================================
                                               $194,925,089
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $ 32,851,372
___________________________________________________________
===========================================================
Class C                                        $109,621,546
___________________________________________________________
===========================================================
Class R                                        $    476,766
___________________________________________________________
===========================================================
Institutional Class                            $ 51,975,405
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           3,350,596
___________________________________________________________
===========================================================
Class C                                          11,185,829
___________________________________________________________
===========================================================
Class R                                              48,564
___________________________________________________________
===========================================================
Institutional Class                               5,300,448
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       9.80
-----------------------------------------------------------
  Offering price per share
     (Net asset value of $9.80 divided by
       97.50%)                                 $      10.05
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $       9.80
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
     share                                     $       9.82
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
     share                                     $       9.81
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM SHORT TERM BOND FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2006

INVESTMENT INCOME:

Interest                                                      $ 9,991,508
-------------------------------------------------------------------------
Dividends                                                         600,069
-------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  security lending income of $4,084)                               70,222
=========================================================================
    Total investment income                                    10,661,799
=========================================================================

EXPENSES:

Advisory fees                                                     871,898
-------------------------------------------------------------------------
Administrative services fees                                       80,134
-------------------------------------------------------------------------
Custodian fees                                                     37,806
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                          73,162
-------------------------------------------------------------------------
  Class C                                                       1,460,715
-------------------------------------------------------------------------
  Class R                                                           1,374
-------------------------------------------------------------------------
Transfer agent fees -- A, C and R                                 254,347
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                  424
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          21,377
-------------------------------------------------------------------------
Other                                                             253,613
=========================================================================
    Total expenses                                              3,054,850
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (866,617)
=========================================================================
    Net expenses                                                2,188,233
=========================================================================
Net investment income                                           8,473,566
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (1,221,959)
-------------------------------------------------------------------------
  Futures contracts                                              (899,845)
-------------------------------------------------------------------------
  Option contracts written                                         26,409
=========================================================================
                                                               (2,095,395)
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                          (572,894)
-------------------------------------------------------------------------
  Futures contracts                                               122,551
-------------------------------------------------------------------------
  Option contracts written                                         (7,905)
=========================================================================
                                                                 (458,248)
=========================================================================
Net gain (loss) from investment securities, futures
  contracts, and option contracts                              (2,553,643)
=========================================================================
Net increase in net assets resulting from operations          $ 5,919,923
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM SHORT TERM BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED JULY 31, 2006 AND 2005

                                                                  2006            2005
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  8,473,566    $   6,830,374
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    futures contracts and option contracts                      (2,095,395)        (879,066)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, futures contracts and option
    contracts                                                     (458,248)        (503,979)
===========================================================================================
    Net increase in net assets resulting from operations         5,919,923        5,447,329
===========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (1,231,708)        (500,584)
-------------------------------------------------------------------------------------------
  Class C                                                       (5,579,540)      (6,800,555)
-------------------------------------------------------------------------------------------
  Class R                                                          (11,260)          (3,462)
-------------------------------------------------------------------------------------------
  Institutional Class                                           (1,923,104)        (688,086)
===========================================================================================
    Decrease in net assets resulting from distributions         (8,745,612)      (7,992,687)
===========================================================================================
Share transactions-net:
  Class A                                                        3,971,828       29,462,638
-------------------------------------------------------------------------------------------
  Class C                                                      (92,256,177)    (112,324,053)
-------------------------------------------------------------------------------------------
  Class R                                                          321,887          147,673
-------------------------------------------------------------------------------------------
  Institutional Class                                           19,198,073       26,736,759
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (68,764,389)     (62,976,983)
===========================================================================================
    Net increase (decrease) in net assets                      (71,590,078)     (65,522,341)
===========================================================================================

NET ASSETS:

  Beginning of year                                            266,515,167      332,037,508
===========================================================================================
  End of year (including undistributed net investment income
    of $238,890 and $207,043, respectively)                   $194,925,089    $ 266,515,167
___________________________________________________________________________________________
===========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS

JULY 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Short Term Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income consistent with the preservation of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net

AIM SHORT TERM BOND FUND

     gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, fee income is agreed upon amongst the parties at the commencement of the dollar roll. This fee is amortized to income ratably over the term of the dollar roll. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

J. COVERED CALL OPTIONS -- The Fund may write call options, including options on futures. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a

AIM SHORT TERM BOND FUND

     written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

       An option on a futures contract gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying futures contract on the exercise date. The value of a futures contract fluctuates with changes in the market values of the securities underlying the futures contract. In writing futures contract options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of underlying portfolio securities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K. PUT OPTIONS PURCHASED AND WRITTEN -- The Fund may purchase and write put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. A risk in writing a put option is that the amount of liability to cover the option, should it be exercised, is unlimited to the extent that the Fund does not already own an offsetting long position in the underlying instrument.

L. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of 0.40% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class C, Class R and Institutional Class shares to 0.85%, 1.10% (after distribution fee waivers), 1.10% and 0.60% of average daily net assets, respectively, through at least June 30, 2007. Prior to February 1, 2006, AIM had agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class C shares to 1.20% (after distribution fee waivers) of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the limits stated above: (i) interest;
(ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended July 31, 2006, AIM waived advisory fees of $361 and reimbursed $205,775 of Class A, Class C and Class R expenses in proportion to the net assets of each class.

AIM SHORT TERM BOND FUND


    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended July 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $1,820.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended July 31, 2006, AIM was paid $80,134.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended July 31, 2006, the Fund paid AIS $254,347 for Class A, Class C and Class R share classes and $424 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. ADI has contractually agreed to waive 0.50% of Rule 12b-1 plan fees on Class C shares. Prior to February 1, 2006, ADI had agreed to waive up to 0.40% of the Rule 12b-1 plan fees on Class C shares. Pursuant to the Plans, for the year ended July 31, 2006, the Class A, Class C and Class R shares paid $73,162, $815,821 and $1,374, respectively after ADI waived plan fees of $644,894 for Class C shares.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2006, ADI advised the Fund that it retained $9,785 in front-end sales commissions from the sale of Class A shares and $25,123, $2,331 and $0 from Class A, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended July 31, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION        VALUE        DIVIDEND      REALIZED
FUND               07/31/05          AT COST          FROM SALES       (DEPRECIATION)      07/31/06       INCOME      GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class             $   --         $ 53,794,865      $ (53,089,321)        $   --         $  705,544      $32,998       $   --
---------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class                 --            3,994,348         (3,288,804)            --            705,544        3,784           --
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class                 --           49,983,417        (49,983,417)            --                 --       29,356           --
=================================================================================================================================
  Subtotal          $   --         $107,772,630      $(106,361,542)        $   --         $1,411,088      $66,138       $   --
=================================================================================================================================

AIM SHORT TERM BOND FUND


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION        VALUE       DIVIDEND      REALIZED
FUND               07/31/05          AT COST          FROM SALES       (DEPRECIATION)     07/31/06       INCOME*     GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class             $   --         $  2,013,817      $  (2,013,817)        $   --        $       --      $ 2,034       $   --
--------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                 --            2,013,817         (2,013,817)            --                --        2,050           --
================================================================================================================================
  Subtotal          $   --         $  4,027,634      $  (4,027,634)        $   --        $       --      $ 4,084       $   --
================================================================================================================================
  Total             $   --         $111,800,264      $(110,389,176)        $   --        $1,411,088      $70,222       $   --
________________________________________________________________________________________________________________________________
================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended July 31, 2006, the Fund engaged in securities sales of $0 and securities purchases of $1,974,449.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended July 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $13,767.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended July 31, 2006, the Fund paid legal fees of $4,162 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended July 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

AIM SHORT TERM BOND FUND

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At July 31, 2006, there were no securities on loan to brokers. For the year ended July 31, 2006, the Fund received dividends on cash collateral investments of $4,084 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--FUTURES CONTRACTS

On July 31, 2006, $2,058,974 principal amount of U.S. Government obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                           OPEN FUTURES CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                              NUMBER OF       MONTH/           VALUE         APPRECIATION
CONTRACT                                                      CONTRACTS     COMMITMENT        07/31/06      (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                                        95       Sept-06/Long     $19,329,531       $   3,822
--------------------------------------------------------------------------------------------------------------------------
Eurodollar GLOBLEX2 etrading                                      96        Dec-06/Long      22,692,000        (249,293)
--------------------------------------------------------------------------------------------------------------------------
Eurodollar GLOBLEX2 etrading                                      47        Mar-07/Long      11,120,200         (87,610)
==========================================================================================================================
                                                                                             53,141,731        (333,081)
==========================================================================================================================
U.S. Treasury 5 Year Notes                                       101       Sept-06/Short    (10,526,094)        (21,510)
==========================================================================================================================
                                                                                            $42,615,637       $(354,591)
__________________________________________________________________________________________________________________________
==========================================================================================================================

NOTE 10--OPTION CONTRACTS WRITTEN

                                       TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS    PUT OPTION CONTRACTS
                                                              ---------------------    ---------------------
                                                              NUMBER OF    PREMIUMS    NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED    CONTRACTS    RECEIVED
------------------------------------------------------------------------------------------------------------
Beginning of period                                               --       $    --         --       $     --
------------------------------------------------------------------------------------------------------------
Written                                                           78        13,251        133         20,366
------------------------------------------------------------------------------------------------------------
Closed                                                            --            --        (52)        (9,302)
------------------------------------------------------------------------------------------------------------
Expired                                                          (47)       (7,109)       (81)       (11,064)
============================================================================================================
End of period                                                     31       $ 6,142         --       $     --
____________________________________________________________________________________________________________
============================================================================================================

                                          OPEN CALL OPTIONS WRITTEN AT PERIOD END
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                UNREALIZED
                                                   CONTRACT    STRIKE    NUMBER OF    PREMIUMS     VALUE       APPRECIATION
                                                    MONTH      PRICE     CONTRACTS    RECEIVED    07/31/06    (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Futures                      Sept-06      $106        31         $6,142     $14,047        $(7,905)
____________________________________________________________________________________________________________________________
============================================================================================================================

NOTE 11--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2006 and 2005 was as follows:

                                                                 2006          2005
--------------------------------------------------------------------------------------
Distributions paid from Ordinary income                       $8,745,612    $7,992,687
______________________________________________________________________________________
======================================================================================

AIM SHORT TERM BOND FUND


TAX COMPONENTS OF NET ASSETS:

As of July 31, 2006, the components of net assets on a tax basis were as follows:

                                                                  2006
--------------------------------------------------------------------------
Undistributed ordinary income                                 $    261,475
--------------------------------------------------------------------------
Unrealized appreciation-investments                                398,028
--------------------------------------------------------------------------
Temporary book/tax differences                                     (22,586)
--------------------------------------------------------------------------
Capital Loss carryover                                          (6,721,062)
--------------------------------------------------------------------------
Post-October Capital loss deferral                              (1,583,026)
--------------------------------------------------------------------------
Shares of beneficial interest                                  202,592,260
==========================================================================
  Total net assets                                            $194,925,089
__________________________________________________________________________
==========================================================================


The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of July 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
07/31/2011                                                       $   20,292
-----------------------------------------------------------------------------
07/31/2012                                                        1,787,880
-----------------------------------------------------------------------------
07/31/2013                                                        1,424,485
-----------------------------------------------------------------------------
07/31/2014                                                        3,488,405
=============================================================================
Total capital loss carryforward                                  $6,721,062
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 12--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2006 was $145,617,196 and $195,906,973, respectively. During the same period, purchases and sales of long term U.S. government obligations were $31,694,259 and $35,689,660, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 1,777,541
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (1,379,513)
===============================================================================
Net unrealized appreciation of investment securities               $   398,028
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $217,929,041.

NOTE 13--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of paydowns on mortgage-backed securities, on July 31, 2006, undistributed net investment income was increased by $303,893 and undistributed net realized gain (loss) was decreased by $303,893. This reclassification had no effect on the net assets of the Fund.

AIM SHORT TERM BOND FUND

NOTE 14--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge. Class C shares, Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are sold without a sales charge. In addition, under certain circumstances, Class A shares and Class R shares are subject to CDSC.

                                               CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------
                                                                                       YEAR ENDED
                                                                                        JULY 31,
                                                              -------------------------------------------------------------
                                                                          2006                             2005
                                                              -----------------------------    ----------------------------
                                                               SHARES(A)         AMOUNT          SHARES          AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        2,556,287    $  25,181,441      3,864,615    $  38,583,896
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                        2,690,363       26,529,437     10,930,116      109,271,630
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                           37,291          367,331         24,842          248,518
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            2,121,757       20,912,062      3,183,852       31,804,425
===========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                          104,854        1,033,113         40,537          404,392
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                          470,098        4,631,508        573,960        5,727,379
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                            1,136           11,189            339            3,380
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              195,278        1,922,641         68,922          687,221
===========================================================================================================================
Reacquired:
  Class A                                                       (2,256,170)     (22,242,726)    (1,655,666)     (16,525,650)
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (12,506,820)    (123,417,122)   (22,777,299)    (227,323,062)
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                           (5,730)         (56,633)       (10,451)        (104,225)
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (369,377)      (3,636,630)      (576,461)      (5,754,887)
---------------------------------------------------------------------------------------------------------------------------
                                                                (6,961,033)   $ (68,764,389)    (6,332,694)   $ (62,976,983)
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 15% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping, and account servicing. The Trust has no knowledge as to whether all or a portion of the shares owned of record by this entity is also owned beneficially. In addition, 31% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

NOTE 15--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

AIM SHORT TERM BOND FUND

NOTE 16--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              CLASS A
                                                              ----------------------------------------
                                                                                        APRIL 30, 2004
                                                                    YEAR ENDED           (DATE SALES
                                                                     JULY 31,           COMMENCED) TO
                                                              ----------------------       JULY 31,
                                                                2006          2005           2004
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  9.93        $ 10.01       $ 10.03
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.40           0.25(a)       0.05(a)
------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.12)         (0.04)        (0.00)
======================================================================================================
    Total from investment operations                             0.28           0.21          0.05
======================================================================================================
Less distributions from net investment income                   (0.41)         (0.29)        (0.07)
======================================================================================================
Net asset value, end of period                                $  9.80        $  9.93       $ 10.01
______________________________________________________________________________________________________
======================================================================================================
Total return(b)                                                  2.92%          2.14%         0.46%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $32,851        $29,250       $ 6,971
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.86%(c)       0.86%         0.85%(d)
------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.98%(c)       1.00%         0.96%(d)
======================================================================================================
Ratio of net investment income to average net assets             4.04%(c)       2.53%         1.92%(d)
______________________________________________________________________________________________________
======================================================================================================
Portfolio turnover rate(e)                                         82%           103%          126%
______________________________________________________________________________________________________
======================================================================================================

(a)Calculated using average shares outstanding.
(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)Ratios are based on average daily net assets of $29,264,743.
(d)Annualized.
(e)Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM SHORT TERM BOND FUND

                                                                                      CLASS C
                                                              -------------------------------------------------------
                                                                                                     AUGUST 30, 2002
                                                                                                     (DATE OPERATIONS
                                                                      YEAR ENDED JULY 31,             COMMENCED) TO
                                                              -----------------------------------        JULY 31,
                                                                2006           2005        2004            2003
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   9.93       $  10.01    $  10.02        $  10.01
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.38           0.22(a)     0.16(a)         0.12(a)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.13)         (0.04)       0.08            0.14
=====================================================================================================================
    Total from investment operations                              0.25           0.18        0.24            0.26
=====================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.38)         (0.26)      (0.25)          (0.25)
---------------------------------------------------------------------------------------------------------------------
  Return of capital                                                 --             --          --           (0.00)
=====================================================================================================================
    Total distributions                                          (0.38)         (0.26)      (0.25)          (0.25)
=====================================================================================================================
Net asset value, end of period                                $   9.80       $   9.93    $  10.01        $  10.02
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                                   2.61%          1.79%       2.44%           2.58%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $109,622       $203,806    $318,282        $337,480
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.17%(c)       1.21%       1.20%           1.20%(d)
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.73%(c)       1.66%       1.61%           1.60%(d)
=====================================================================================================================
Ratio of net investment income to average net assets              3.73%(c)       2.18%       1.57%           1.28%(d)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate(e)                                          82%           103%        126%             88%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)Calculated using average shares outstanding.
(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)Ratios are based on average daily net assets of $146,071,526.
(d)Annualized.
(e)Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                              CLASS R
                                                              ---------------------------------------
                                                                                       APRIL 30, 2004
                                                                   YEAR ENDED           (DATE SALES
                                                                    JULY 31,           COMMENCED) TO
                                                              ---------------------       JULY 31,
                                                                2006          2005          2004
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  9.94        $10.02       $ 10.03
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.37          0.23(a)       0.04(a)
-----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.10)        (0.04)         0.01
=====================================================================================================
    Total from investment operations                             0.27          0.19          0.05
=====================================================================================================
Less distributions from net investment income                   (0.39)        (0.27)        (0.06)
=====================================================================================================
Net asset value, end of period                                $  9.82        $ 9.94       $ 10.02
_____________________________________________________________________________________________________
=====================================================================================================
Total return(b)                                                  2.77%         1.88%         0.49%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $   477        $  158       $    11
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.11%(c)      1.11%         1.10%(d)
-----------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.23%(c)      1.16%         1.11%(d)
=====================================================================================================
Ratio of net investment income to average net assets             3.79%(c)      2.28%         1.67%(d)
_____________________________________________________________________________________________________
=====================================================================================================
Portfolio turnover rate(e)                                         82%          103%          126%
_____________________________________________________________________________________________________
=====================================================================================================

(a)Calculated using average shares outstanding.
(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)Ratios are based on average daily net assets of $274,793.
(d)Annualized.
(e)Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM SHORT TERM BOND FUND

                                                                        INSTITUTIONAL CLASS
                                                              ----------------------------------------
                                                                                        APRIL 30, 2004
                                                                    YEAR ENDED           (DATE SALES
                                                                     JULY 31,           COMMENCED) TO
                                                              ----------------------       JULY 31,
                                                                2006          2005           2004
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  9.93        $ 10.01       $ 10.03
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.42           0.28(a)       0.05(a)
------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.10)         (0.04)        (0.00)
======================================================================================================
    Total from investment operations                             0.32           0.24          0.05
======================================================================================================
Less distributions from net investment income                   (0.44)         (0.32)        (0.07)
======================================================================================================
Net asset value, end of period                                $  9.81        $  9.93       $ 10.01
______________________________________________________________________________________________________
======================================================================================================
Total return(b)                                                  3.31%          2.42%         0.52%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $51,975        $33,301       $ 6,773
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.58%(c)       0.57%         0.60%(d)
------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.58%(c)       0.58%         0.61%(d)
======================================================================================================
Ratio of net investment income to average net assets             4.32%(c)       2.82%         2.71%(d)
______________________________________________________________________________________________________
======================================================================================================
Portfolio turnover rate(e)                                         82%           103%          126%
______________________________________________________________________________________________________
======================================================================================================

(a)Calculated using average shares outstanding.
(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)Ratios are based on average daily net assets of $42,363,505.
(d)Annualized.
(e)Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 17--LEGAL PROCEEDINGS

TERMS USED IN THE LEGAL PROCEEDINGS NOTE ARE DEFINED TERMS SOLELY FOR THE PURPOSE OF THIS NOTE.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


On August 30, 2005, the West Virginia Office of the State Auditor Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

AIM SHORT TERM BOND FUND

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM SHORT TERM BOND FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Investment Securities Funds and Shareholders of AIM Short Term Bond Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Short Term Bond Fund (one of the funds constituting AIM Investment Securities Funds; hereafter referred to as the "Fund") at July 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before July 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 17, 2004, expressed an unqualified opinion on those statements.



/s/ PRICEWATERHOUSECOOPERS LLP

September 19, 2006
Houston, Texas

AIM SHORT TERM BOND FUND

TAX DISCLOSURES

REQUIRED FEDERAL INCOME TAX INFORMATION


Of ordinary dividends paid to shareholders during the Fund's tax year ended July 31, 2006, 4.93% is eligible for the dividends received deduction for corporations.

  For its tax year ended July 31, 2006, the Fund designates 4.93%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION


Of the ordinary dividends paid, 0.86% was derived from U.S. Treasury
Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS


For its tax year ended July 31, 2006, the Fund designates 77.83%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended October 31, 2005, January 31, 2006, April 30, 2006 and July 31, 2006 are 94.77%, 93.75%, 96.57% and 95.31%, respectively.

AIM SHORT TERM BOND FUND

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1988           Director and Chairman, A I M Management    None
   Trustee and Vice Chair                         Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

   Philip A. Taylor(2) -- 1954     2006           Director, Chief Executive Officer and      None
   Trustee, President and                         President, A I M Management Group Inc.,
   Principal                                      AIM Mutual Fund Dealer Inc., AIM Funds
   Executive Officer                              Management Inc. and 1371 Preferred Inc.;
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc. and AIM
                                                  GP Canada Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc.; Director, President
                                                  and Chairman, AVZ Callco Inc.; AMVESCAP
                                                  Inc. and AIM Canada Holdings Inc.;
                                                  Director and Chief Executive Officer,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; Trustee,
                                                  President and Principal Executive
                                                  Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and Trustee
                                                  and Executive Vice President, The AIM
                                                  Family of Funds--Registered Trademark--
                                                  (AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust only)
                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1992           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Founder, Green, Manning & Bunch Ltd.,      None
   Trustee                                        (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1990           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1988           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    Director, Mainstay VP Series
   Trustee                                                                                   Funds, Inc. (21 portfolios)
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM SHORT TERM BOND FUND



The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Senior Vice President and Senior Officer  N/A
   Senior Vice President and                      of The AIM Family of Funds--Registered
   Senior Officer                                 Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

   John M. Zerr -- 1962            2006           Director, Senior Vice President,          N/A
   Senior Vice President, Chief                   Secretary and General Counsel, A I M
   Legal Officer and Secretary                    Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Global Compliance Director, AMVESCAP      N/A
   Vice President                                 PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Senior Vice President and General
   Vice President                                 Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, General Counsel, and  N/A
                                                  Vice President Fund Management Company;
                                                  Director, Senior Vice President,
                                                  Secretary and General Counsel, A I M
                                                  Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc. and Liberty Funds Group,
                                                  LLC
------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M  N/A
   Vice President, Principal                      Advisors, Inc.; and Vice President,
   Financial Officer and                          Treasurer and Principal Officer of The
   Treasurer                                      AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief           N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1992           Director of Cash Management, Managing     N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark--
------------------------------------------------------------------------------------------------------------------------------

   Todd L. Spillane -- 1958        2006           Senior Vice President, A I M Management   N/A
   Chief Compliance Officer                       Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            225 Franklin Street
Floor                         1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

              Domestic Equity                              Sector Equity                           AIM Allocation Solutions

AIM Basic Balanced Fund*                      AIM Advantage Health Sciences Fund         AIM Conservative Allocation Fund
AIM Basic Value Fund                          AIM Energy Fund                            AIM Growth Allocation Fund
AIM Capital Development Fund                  AIM Financial Services Fund                AIM Moderate Allocation Fund
AIM Charter Fund                              AIM Global Health Care Fund                AIM Moderate Growth Allocation Fund
AIM Constellation Fund                        AIM Global Real Estate Fund                AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                 AIM Gold & Precious Metals Fund
AIM Dynamics Fund                             AIM Leisure Fund                                      Diversified Portfolios
AIM Large Cap Basic Value Fund                AIM Multi-Sector Fund
AIM Large Cap Growth Fund                     AIM Real Estate Fund(1)                    AIM Income Allocation Fund
AIM Mid Cap Basic Value Fund                  AIM Technology Fund                        AIM International Allocation Fund
AIM Mid Cap Core Equity Fund(1)               AIM Utilities Fund
AIM Opportunities I Fund                                                                 (1) This Fund has limited public sales of
AIM Opportunities II Fund                                   Fixed Income                     its shares to certain investors. For
AIM Opportunities III Fund                                                                   more information on who may continue
AIM S&P 500 Index Fund                        TAXABLE                                        to invest in the Fund, please see the
AIM Select Equity Fund                                                                       appropriate prospectus.
AIM Small Cap Equity Fund                     AIM Enhanced Short Bond Fund
AIM Small Cap Growth Fund                     AIM Floating Rate Fund                         If used after October 20, 2006, this
AIM Structured Core Fund                      AIM High Yield Fund                        report must be accompanied by a Fund
AIM Structured Growth Fund                    AIM Income Fund                            Performance & Commentary or by an AIM
AIM Structured Value Fund                     AIM Intermediate Government Fund           Quarterly Performance Review for the most
AIM Summit Fund                               AIM International Bond Fund                recent quarter-end. Mutual funds
AIM Trimark Endeavor Fund                     AIM Limited Maturity Treasury Fund         distributed by A I M Distributors, Inc.
AIM Trimark Small Companies Fund              AIM Money Market Fund
*Domestic equity and income fund              AIM Short Term Bond Fund                   A I M Management Group Inc. has provided
                                              AIM Total Return Bond Fund                 leadership in the investment management
        International/Global Equity           Premier Portfolio                          industry since 1976. AIM is a subsidiary
                                              Premier U.S. Government Money Portfolio    of AMVESCAP PLC, one of the world's
AIM Asia Pacific Growth Fund                                                             largest independent financial services
AIM China Fund                                                TAX-FREE                   companies with $422 billion in assets
AIM Developing Markets Fund                                                              under management. Data as of July 31,
AIM European Growth Fund                      AIM High Income Municipal Fund(1)          2006.
AIM European Small Company Fund(1)            AIM Municipal Bond Fund
AIM Global Aggressive Growth Fund             AIM Tax-Exempt Cash Fund
AIM Global Equity Fund                        AIM Tax-Free Intermediate Fund
AIM Global Growth Fund                        Premier Tax-Exempt Portfolio
AIM Global Value Fund
AIM Japan Fund                                ======================================================================================
AIM International Core Equity Fund            CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR
AIM international Growth Fund                 THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL
AIM International Small Company Fund(1)       ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
AIM Trimark Fund                              ======================================================================================

                      AIMinvestments.com    STB-AR-1    A I M Distributors, Inc.


                                                    [YOUR GOALS. OUR SOLUTIONS.]
                                                     -- Registered Trademark --
--------------------------------------------------------------------------------
Mutual    Retirement   Annuities  College    Separately   Offshore    Cash                 [AIM INVESTMENTS LOGO APPEARS HERE]
Funds     Products                Savings    Managed      Products    Management                --Registered Trademark--
                                  Plans      Accounts
--------------------------------------------------------------------------------

                                                      AIM Total Return Bond Fund
                                   Annual Report to Shareholders o July 31, 2006


FIXED INCOME


INTERMEDIATE-TERM TAXABLE INVESTMENT GRADE


Table of Contents

Supplemental Information...........    1
Letters to Shareholders............    2
Performance Summary................    4
Management Discussion..............    4
Fund Expenses......................    6
Long-term Fund Performance.........    7
Approval of Advisory Agreement.....    9
Schedule of Investments............  F-1
Financial Statements...............  F-9
Notes to Financial Statements...... F-12
Financial Highlights............... F-20
Auditor's Report................... F-24
Tax Disclosures.................... F-25
Trustees and Officers.............. F-26


                              [COVER GLOBE IMAGE]


[AIM INVESTMENT SOLUTIONS]


[GRAPHIC]      [GRAPHIC]      [GRAPHIC]

[DOMESTIC    [INTERNATIONAL/   [SECTOR
 EQUITY]      GLOBAL EQUITY]    EQUITY]



[GRAPHIC]      [GRAPHIC]      [GRAPHIC]

[FIXED       [ALLOCATION     [DIVERSIFIED
INCOME]       SOLUTIONS]      PORTFOLIOS]



[AIM INVESTMENTS LOGO APPEARS HERE]
    --Registered Trademark--

AIM TOTAL RETURN BOND FUND SEEKS TO ACHIEVE MAXIMUM TOTAL RETURN CONSISTENT WITH PRESERVATION OF CAPITAL.


o Unless otherwise stated, information presented in this report is as of July 31, 2006, and is based on total net assets.


ABOUT SHARE CLASSES                          ABOUT INDEXES USED IN THIS REPORT            o Effective duration is a measure, as
                                                                                          estimated by a fund's portfolio
o Class B shares are not available as an     o The unmanaged LEHMAN BROTHERS U.S.         managers, of a bond fund's price
investment for retirement plans              AGGREGATE BOND INDEX (the Lehman             sensitivity to changes in interest
maintained pursuant to Section 401 of        Aggregate), which represents the U.S.        rates. Weighted average effective
the Internal Revenue Code, including         investment-grade fixed-rate bond market      maturity is a measure, as estimated by a
401(k) plans, money purchase pension         (including government and corporate          fund's portfolio managers, of the length
plans and profit sharing plans. Plans        securities, mortgage pass-through            of time until the average security in a
that had existing accounts invested in       securities and asset-backed securities),     bond fund will mature or be redeemed by
Class B shares prior to September 30,        is compiled by Lehman Brothers, a global     its issuer. Both measures take into
2003, will continue to be allowed to         investment bank.                             account mortgage prepayments, puts,
make additional purchases.                                                                adjustable coupons and potential call
                                             o The unmanaged LIPPER INTERMEDIATE          dates.
o Class R shares are available only to       INVESTMENT GRADE INDEX represents an
certain retirement plans. Please see the     average of the 30 largest intermediate       The Fund provides a complete list of its
prospectus for more information.             investment grade bond funds tracked by       holdings four times in each fiscal year,
                                             Lipper Inc., an independent mutual fund      at the quarter-ends. For the second and
PRINCIPAL RISKS OF INVESTING IN THE FUND     performance monitor.                         fourth quarters, the lists appear in the
                                                                                          Fund's semiannual and annual reports to
o Foreign securities have additional         o The Fund is not managed to track the       shareholders. For the first and third
risks, including exchange rate changes,      performance of any particular index,         quarters, the Fund files the lists with
political and economic upheaval, the         including the indexes defined here, and      the Securities and Exchange Commission
relative lack of information about these     consequently, the performance of the         (SEC) on Form N-Q. The most recent list
companies, relatively low market             Fund may deviate significantly from the      of portfolio holdings is available at
liquidity and the potential lack of          performance of the indexes.                  AIMinvestments.com. From our home page,
strict financial and accounting controls                                                  click on Products & Performance, then
and standards.                               o A direct investment cannot be made in      Mutual Funds, then Fund Overview. Select
                                             an index. Unless otherwise indicated,        your Fund from the drop-down menu and
o Debt securities are particularly           index results include reinvested             click on Complete Quarterly Holdings.
vulnerable to credit risk and interest       dividends, and they do not reflect sales     Shareholders can also look up the Fund's
rate fluctuations.                           charges. Performance of an index of          Forms N-Q on the SEC Web site at
                                             funds reflects fund expenses;                sec.gov. Copies of the Fund's Forms N-Q
o The Fund may invest in obligations         performance of a market index does not.      may be reviewed and copied at the SEC
issued by agencies and instrumentalities                                                  Public Reference Room in Washington,
of the U.S. government that may vary in      OTHER INFORMATION                            D.C. You can obtain information on the
the level of support they receive from                                                    operation of the Public Reference Room,
the U.S government. The U.S. government      o Industry classifications used in this      including information about duplicating
may choose not to provide financial          report are generally according to the        fee charges, by calling 202-942-8090 or
support to U.S. government sponsored         Global Industry Classification Standard,     800-732-0330, or by electronic request
agencies or instrumentalities if it is       which was developed by and is the            at the following e-mail address:
not legally obligated to do so, in which     exclusive property and a service mark of     publicinfo@sec.gov. The SEC file numbers
case, if the issuer defaulted, the           Morgan Stanley Capital International         for the Fund are 811-05686 and
underlying fund holding securities of        Inc. and Standard & Poor's.                  033-39519.
such issuer might not be able to recover
its investment from the U.S government.      o The returns shown in management's          A description of the policies and
                                             discussion of Fund performance are based     procedures that the Fund uses to
o The Fund can invest a portion of its       on net asset values calculated for           determine how to vote proxies relating
assets in mortgage-backed securities,        shareholder transactions. Generally          to portfolio securities is available
which may lose value if mortgages are        accepted accounting principles require       without charge, upon request, from our
prepaid in response to falling interest      adjustments to be made to the net assets     Client Services department at
rates.                                       of the Fund at period end for financial      800-959-4246 or on the AIM Web site,
                                             reporting purposes, and as such, the net     AIMinvestments.com. On the home page,
                                             asset values for shareholder                 scroll down and click on AIM Funds Proxy
                                             transactions and the returns based on        Policy. The information is also
                                             those net asset values may differ from       available on the SEC Web site, sec.gov.
                                             the net asset values and returns
                                             reported in the Financial Highlights.        Information regarding how the Fund voted
                                                                                          proxies related to its portfolio
                                                                                          securities during the 12 months ended
                                                                                          June 30, 2006, is available at our Web
                                                                                          site. Go to AIMinvestments.com, access
                                                                                          the About Us tab, click on Required
                                                                                          Notices and then click on Proxy Voting
                                                                                          Activity. Next, select the Fund from the
                                                                                          drop-down menu. The information is also
                                                                                          available on the SEC Web site, sec.gov.

                                                                                          ==========================================
                                                                                          FUND NASDAQ SYMBOLS

                                                                                          Class A Shares                    TBRAX
====================================================================================      Class B Shares                    TBRDX
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 Class C Shares                    TBRCX
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES             Class R Shares                    TBRRX
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
====================================================================================      ==========================================

NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE

AIMinvestments.com

AIM Total Return Bond Fund


                    Dear Shareholders of The AIM Family of
                    Funds--Registered Trademark--:

                    We're pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review in this report, and what factors affected its performance. That discussion begins on page 4.

                         It's been said nothing is certain but death and taxes.
     [TAYLOR        We would venture to add that one other thing is certain:
      PHOTO]        Markets change--and change often--in the short term, in
                    response to constantly changing economic, geopolitical and other factors. For example, domestic and global markets were generally strong from October 2005 through April 2006, as
                    economic growth appeared robust and inflation seemed
  Philip Taylor     contained. But as new economic data suggested inflation
                    might be higher than previously estimated in the U.S. and elsewhere, those same markets demonstrated weakness and volatility in the May--July period.

                         While we can't do anything about the ambiguity and
                    uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments--Registered Trademark-- can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                         We've changed the look of our annual reports to reflect
                    that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color--green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund's asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

                         AIM has a variety of investment solutions, and knowing
                    which ones are right for your portfolio is complex. That's why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                         At a recent meeting of the AIM Funds board, Robert H.
                    Graham relinquished his position as president of AIM Funds, a post customarily held by the chief executive officer of AIM Investments. Bob--one of three founders of AIM Investments in 1976--has a well-earned reputation for being one of the most knowledgeable leaders in the mutual fund industry. As I assume Bob's previous responsibilities, I'm pleased that he'll remain actively involved as the vice chair of AIM Funds.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                         Information about investing, the markets and your Fund
                    is always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                    Sincerely,

                    /s/ PHILIP TAYLOR


                    Philip Taylor
                    President -- AIM Funds
                    CEO, AIM Investments

                    September 15, 2006

                    AIM INVESTMENTS IS A REGISTERED SERVICE MARK OF A I M MANAGEMENT GROUP INC. A I M ADVISORS, INC. AND A I M CAPITAL MANAGEMENT, INC. ARE THE INVESTMENT ADVISORS. A I M DISTRIBUTORS, INC. IS THE DISTRIBUTOR FOR THE RETAIL FUNDS REPRESENTED BY AIM INVESTMENTS.

AIM Total Return Bond Fund


                    Dear Fellow AIM Fund Shareholders:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

   [CROCKETT             Looking ahead, your Board finds many reasons to be
     PHOTO]         positive about AIM's management and strategic direction.
                    Most importantly, AIM management's investment management
                    discipline is paying off in terms of improved overall
                    performance. While work remains to be done, AIM's
                    complex-wide, asset-weighted mutual fund performance for the
Bruce L. Crockett   trailing one-, three- and five-year periods is at its
                    highest since 2000 for the period ended August 31, 2006. We are also pleased with AIM management's efforts to seek more cost-effective ways of delivering superior service.

                         In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP manages more than $414 billion globally, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                         The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                         Your Board is very pleased with the overall direction
                    and progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT


                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    September 15, 2006


                    *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 9--10.

AIM Total Return Bond Fund

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                                    In evaluating the credit quality of
====================================================================================      a security, we use input from various
PERFORMANCE SUMMARY                                                                       rating agencies and Wall Street fixed
                                                                                          income and equity analysts, as well as
Excluding applicable sales charges, Class A shares of AIM Total Return Bond Fund          conduct our own internal credit
narrowly outperformed the Fund's broad market and style-specific indexes for the          analysis.
12-month period ended July 31, 2006.
                                                                                               We consider selling a bond when:
     Rising short-term interest rates and the flattening of the yield curve
created a difficult period for bonds as a whole. However, the Fund's Class A              o It becomes fully valued.
shares were able to outperform the Fund's benchmarks due to broad
diversification and our tactical investment strategies in managing the Fund's             o Overall market and economic trends
duration.                                                                                 indicate that sector emphasis should be
                                                                                          changed.
     Your Fund's long-term performance appears on pages 7 and 8.
                                                                                          o Fundamentals, such as credit quality
FUND VS. INDEXES                                                                          ratings, deteriorate for an individual
                                                                                          issuer or a sector.
Total returns, 7/31/05-7/31/06, excluding applicable sales charges. If sales
charges were included, returns would be lower.                                            o An unanticipated change occurs
                                                                                          involving an individual issuer or
Class A Shares                                                             1.62%          sector.

Class B Shares                                                             0.86           MARKET CONDITIONS AND YOUR FUND

Class C Shares                                                             0.86           U.S. gross domestic product (GDP) grew
                                                                                          at a 2.9% annual rate in the second
Class R Shares                                                             1.47           quarter of 2006. This followed a 5.6%
                                                                                          pace of growth in the first quarter and
Lehman Brothers U.S. Aggregate Bond Index (Broad Market and                               a 1.8% pace in the fourth quarter of
  Style-Specific Index)                                                    1.46           2005. This pattern of GDP growth
                                                                                          resulted largely from losses and
Lipper Intermediate Investment Grade Index (Peer Group Index)              1.37           recovery related to last fall's
                                                                                          hurricanes along the U.S. Gulf Coast and
SOURCE: LIPPER INC.                                                                       erratic patterns in motor vehicle sales.
====================================================================================
                                                                                               For most of the fiscal year,
HOW WE INVEST                                bonds including U.S. Treasury,               manufacturing activity was robust and
                                             government agency, corporate bonds and       business and consumer spending appeared
Our goal is to provide investors with an     mortgage-backed securities (MBS). We         to be healthy. The U.S. unemployment
actively managed portfolio of                make allocation decisions based on           rate stood at 4.6% in June. The hot
investment-grade bonds that has the risk     performance and valuations among the         housing market cooled off without a
characteristics of the Lehman Brothers       different areas of the bond market. Our      significant impact on the economy, and
U.S. Aggregate Bond Index, our               focus is on bonds that are attractively      inflation remained a concern for the
style-specific benchmark. We focus on        valued relative to the rest of the bond      U.S. Federal Reserve Board (the Fed),
total return with protection of              market.                                      mainly due to further sharp increases in
principal and strive to provide                                                           the prices of energy and other
consistent returns while minimizing               Our security selection process          commodities.
risk.                                        involves both top-down analysis, which
                                             takes into account overall economic and           During the fiscal year ended July
     We look for potential investments       market trends, and bottom-up analysis,       31, 2006, the Fed raised its federal
in all sectors of the investment-grade       which involves an evaluation of              funds target rate eight times--each time
bond market. We invest in a mix of           individual bond issuers.                     by 25 basis points (0.25%)--
domestic investment-grade

                                                                                                                       (continued)
=========================================    =========================================    ==========================================
         PORTFOLIO COMPOSITION                        TOP FIVE INDUSTRIES*                         TOP FIXED INCOME ISSUERS*

By security type, based on total             1. U.S. Mortgage-Backed Securities 37.3%      1. Federal National Mortgage
  investments                                                                                 Association (FNMA)             22.1%
                                             2. Other Diversified Financial
U.S. Bonds & Notes                 64.5%        Services                        10.3       2. Federal Home Loan Mortgage
                                                                                              Corp. (FHLMC)                  12.7
U.S. Mortgage-Backed Securities    28.3      3. Broadcasting & Cable TV          9.2
                                                                                           3. Time Warner Cos., Inc.          2.6
Asset-Backed Securities             2.7      4. Property & Casualty Insurance    4.9
                                                                                           4. Government National Mortgage
Preferred Stocks                    2.4      5. Diversified Banks                4.5          Association (GNMA)              2.5

Municipal Obligations               1.0                                                    5. Clear Channel Communications,
                                             Total Net Assets         $311.6 million          Inc.                            2.3
U.S. Treasury Securities            0.9
                                             Total Number of Holdings*           363       6. Cendant Corp.                   2.1
U.S. Government Agency Securities   0.2
                                                                                           7. Caremark Rx, Inc.               1.9

The Fund's holdings are subject to change, and there is no assurance that the              8. British Sky Broadcasting Group
Fund will continue to hold any particular security.                                           PLC (United Kingdom)            1.8

*Excluding money market fund holdings.                                                     9. Husky Oil Ltd. (Canada)         1.8

                                                                                          10. Caesars Entertainment, Inc.     1.7
=========================================    =========================================    ==========================================

AIM Total Return Bond Fund

bringing the rate to 5.25%. The Fed was      mark. We used derivatives--specifically      THE VIEWS AND OPINIONS EXPRESSED IN
not alone, as the European Central Bank      U.S. Treasury futures and a few              MANAGEMENT'S DISCUSSION OF FUND
and the central banks of China and India     Eurodollar futures--to gain exposure to      PERFORMANCE ARE THOSE OF A I M ADVISORS,
raised their rates for the first time        U.S. Treasury and non-U.S. Treasuries        INC. THESE VIEWS AND OPINIONS ARE
since 2000. In addition, the Bank of         markets for purposes of managing the         SUBJECT TO CHANGE AT ANY TIME BASED ON
Japan also changed the course of its         Fund's duration and yield curve              FACTORS SUCH AS MARKET AND ECONOMIC
essentially zero-interest rate policy by     positioning. The majority of the Fund's      CONDITIONS. THESE VIEWS AND OPINIONS MAY
raising interest rates in July for the       positive performance during the fiscal       NOT BE RELIED UPON AS INVESTMENT ADVICE
first time in six years.                     year came from our duration management       OR RECOMMENDATIONS, OR AS AN OFFER FOR A
                                             techniques. However, shifting the Fund's     PARTICULAR SECURITY. THE INFORMATION IS
     During the fiscal year, the Fund        yield curve positioning to a more            NOT A COMPLETE ANALYSIS OF EVERY ASPECT
invested in domestic corporate bonds,        neutral stance by the end of this period     OF ANY MARKET, COUNTRY, INDUSTRY,
U.S. dollar-denominated international        detracted from performance. U.S. and         SECURITY OR THE FUND. STATEMENTS OF FACT
corporate bonds, MBS, Treasury bonds and     non-U.S. Treasury futures offer a            ARE FROM SOURCES CONSIDERED RELIABLE,
other government-backed agencies.            variety of standardized contracts, are       BUT A I M ADVISORS, INC. MAKES NO
Excluding applicable sales charges,          exchange traded and provide a high level     REPRESENTATION OR WARRANTY AS TO THEIR
Class A shares succeeded in narrowly         of liquidity. The duration and yield         COMPLETENESS OR ACCURACY. ALTHOUGH
outperforming the benchmark by broadly       curve management techniques offer us the     HISTORICAL PERFORMANCE IS NO GUARANTEE
diversifying the Fund's assets and           opportunity to employ the Fund's cash        OF FUTURE RESULTS, THESE INSIGHTS MAY
implementing duration management and         more effectively relative to the actual      HELP YOU UNDERSTAND OUR INVESTMENT
yield curve positioning strategies.          bonds.                                       MANAGEMENT PHILOSOPHY.

     During the second part of the                MBS generally outperformed                   See important Fund and index
fiscal year, we changed our exposure in      corporate bonds and U.S. Treasuries over     disclosures on the inside front cover.
U.S. Treasuries shifting it to a more        the fiscal year. Among MBS, FEDERAL
neutral position in relation to the          NATIONAL MORTGAGE ASSOCIATION issues                          Jan H. Friedli
benchmark. We decreased our allocation       generally outperformed FEDERAL HOME LOAN         [FRIEDLI     Senior portfolio
in U.S. government agencies as a part of     MORTGAGE CORPORATION and GOVERNMENT               PHOTO]      manager, lead manager of
our duration management and yield curve      NATIONAL MORTGAGE ASSOCIATION issues.                         AIM Total Return Bond
positioning strategies, finding better       Higher-coupon MBS issues generally                            Fund. He began his
opportunities elsewhere in the market.       outperformed lower-coupon securities and                      investment career in
Keeping the Fund underweighted in U.S.       shorter-dated issues generally did           1990 and joined AIM in 1999. Mr. Friedli
government agencies and neutral in U.S.      better than longer-dated securities.         graduated cum laude from Villanova
Treasuries had no impact on Fund             Throughout the fiscal year, we               University with a Bachelor of Science
performance relative to the benchmark.       strategically adjusted our exposure to       degree in computer science and earned an
                                             mortgages, overweighting our allocation      M.B.A. from the University of Chicago.
     U.S. investment grade corporate         in MBS by the end of the fiscal year.
bonds generally underperformed U.S.          This strategy had a positive effect on                        Brendan Gau
Treasuries by 70 basis points (0.70%)        the Fund's performance.                            [GAU       Chartered Financial
for the fiscal year, posting a 0.20%                                                            PHOTO]     Analyst, portfolio
total return versus U.S. Treasuries'              Throughout the fiscal year, we used                      manager, manager of AIM
return of 0.90%. Early in the fiscal         mortgage dollar roll transactions to                          Total Return Bond Fund.
year, the corporate bond market suffered     take advantage of opportunities in the                        He joined AIM in 1996.
due to the downgrading of some large         mortgage market and enhance current          Mr. Gau earned a Bachelor of Arts degree
auto manufacturers to junk status.           income. In mortgage dollar roll              in mathematics, physics and economics
                                             transactions, we sell a MBS and              from Rice University.
     The focus on higher quality issues      simultaneously agree to later repurchase
was evident throughout the second half       another MBS with the same interest rate                       Scot W. Johnson
of the fiscal year, as lower credit          and maturity date. While giving up the          [JOHNSON      Chartered Financial
categories (BBB- and A- rated) generally     right to receive interest and principal          PHOTO]       Analyst, senior portfolio
underperformed higher rated bonds.           payments on the MBS we sold, the Fund                         manager, manager of
Overall, investment grade corporate          may benefit from the interest earned on                       AIM Total Return Bond
spreads remained at low levels, despite      investing the proceeds of the sale.                           Fund. He joined AIM in
rising event risk due to leveraged           However, the Fund may lose money if          1994. A Houston native, Mr. Johnson
buyouts, merger and acquisition              these types of securities decline in         earned both his bachelor's degree in
activities and a decline in the growth       value, due to market conditions or           economics and an M.B.A. in finance from
rate of corporate profitability.             prepayments of the underlying mortgages.     Vanderbilt University.
Throughout the fiscal year, we gradually     During the fiscal year, rising interest
reduced our exposure to corporate bonds      rates and inflation pressure in the          Assisted by Taxable Investment Grade
by selling less liquid and more risky        economy caused some Fund holdings to         Bond Team
issues. This positioning was neutral in      decline in value, which hindered Fund
terms of the Fund's exposure in              performance.
investment grade corporate bonds versus
the benchmark. Despite declines in the       IN CLOSING
U.S. investment grade bond market, our
select corporate positions contributed       Thank you for sharing our long-term
positively to Fund performance.              investment horizon and for your              FOR A PRESENTATION OF YOUR FUND'S
                                             continued investment in AIM Total Return     LONG-TERM PERFORMANCE, PLEASE SEE PAGES
     We strategically traded duration        Bond Fund.                                   7 AND 8.
with a bias toward being short versus
the Fund's bench-

AIM Total Return Bond Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested,            THE HYPOTHETICAL ACCOUNT VALUES AND
                                             to estimate the expenses that you paid       EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      over the period. Simply divide your          ACTUAL ENDING ACCOUNT BALANCE OR
two types of costs: (1) transaction          account value by $1,000 (for example, an     EXPENSES YOU PAID FOR THE PERIOD. YOU
costs, which may include sales charges       $8,600 account value divided by $1,000 =     MAY USE THIS INFORMATION TO COMPARE THE
(loads) on purchase payments; contingent     8.6), then multiply the result by the        ONGOING COSTS OF INVESTING IN THE FUND
deferred sales charges on redemptions;       number in the table under the heading        AND OTHER FUNDS. TO DO SO, COMPARE THIS
and redemption fees, if any; and (2)         entitled "Actual Expenses Paid During        5% HYPOTHETICAL EXAMPLE WITH THE 5%
ongoing costs, including management          Period" to estimate the expenses you         HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
fees; distribution and/or service fees       paid on your account during this period.     SHAREHOLDER REPORTS OF THE OTHER FUNDS.
(12B-1); and other Fund expenses. This
example is intended to help you              HYPOTHETICAL EXAMPLE FOR COMPARISON               Please note that the expenses shown
understand your ongoing costs (in            PURPOSES                                     in the table are meant to highlight your
dollars) of investing in the Fund and to                                                  ongoing costs only and do not reflect
compare these costs with ongoing costs       The table below also provides                any transactional costs, such as sales
of investing in other mutual funds. The      information about hypothetical account       charges (loads) on purchase payments,
example is based on an investment of         values and hypothetical expenses based       contingent deferred sales charges on
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and       redemptions, and redemption fees, if
period and held for the entire period        an assumed rate of return of 5% per year     any. Therefore, the hypothetical
February 1, 2006, through July 31, 2006.     before expenses, which is not the Fund's     information is useful in comparing
                                             actual return. The Fund's actual             ongoing costs only, and will not help
ACTUAL EXPENSES                              cumulative total returns at net asset        you determine the relative total costs
                                             value after expenses for the six months      of owning different funds. In addition,
The table below provides information         ended July 31, 2006, appear in the table     if these transactional costs were
about actual account values and actual       "Cumulative Total Returns" on page 8.        included, your costs would have been
expenses. You may use the information in                                                  higher.
this table,

====================================================================================================================================
                                                  ACTUAL                       HYPOTHETICAL
                                                                   (5% ANNUAL RETURN BEFORE EXPENSES)

                BEGINNING            ENDING            EXPENSES         ENDING            EXPENSES         ANNUALIZED
  SHARE       ACCOUNT VALUE       ACCOUNT VALUE       PAID DURING    ACCOUNT VALUE       PAID DURING        EXPENSE
  CLASS         (2/1/06)          (7/31/06)(1)         PERIOD(2)      (7/31/06)           PERIOD(2)          RATIO
    A          $1,000.00           $1,006.70            $5.03         $1,019.79            $5.06             1.01%
    B           1,000.00            1,003.90             8.74          1,016.07             8.80             1.76
    C           1,000.00            1,003.90             8.74          1,016.07             8.80             1.76
    R           1,000.00            1,006.40             6.27          1,018.55             6.31             1.26


(1)  The actual ending account value is based on the actual total return of the Fund for the period February 1, 2006, through
     July 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the
     Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended July 31, 2006, appear in the table "Cumulative Total Returns"
     on page 8.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
====================================================================================================================================

AIM Total Return Bond Fund


YOUR FUND'S LONG-TERM PERFORMANCE



RESULTS OF A $10,000 INVESTMENT
Fund and index data from 12/31/01

====================================================================================================================================
                                                         [MOUNTAIN CHART]

  DATE         AIM TOTAL RETURN        AIM TOTAL RETURN         AIM TOTAL RETURN        LIPPER BROTHERS U.S.     LIPPER INTERMEDIATE
                   BOND FUND-              BOND FUND-              BOND FUND-             AGGREGATE BOND          INVESTMENT GRADE
                CLASS A SHARES          CLASS B SHARES           CLASS C SHARES               INDEX                    INDEX
12/31/01          $ 9525                    $10000                  $10000                   $10000                   $10000
    1/02            9615                     10090                   10090                    10081                    10072
    2/02            9706                     10180                   10180                    10179                    10170
    3/02            9543                     10003                   10003                    10009                     9993
    4/02            9680                     10140                   10140                    10203                    10173
    5/02            9752                     10208                   10208                    10290                    10257
    6/02            9823                     10276                   10276                    10379                    10250
    7/02            9914                     10364                   10364                    10504                    10291
    8/02           10064                     10515                   10515                    10682                    10489
    9/02           10186                     10636                   10636                    10855                    10604
   10/02           10123                     10562                   10562                    10805                    10563
   11/02           10147                     10581                   10581                    10802                    10613
   12/02           10339                     10774                   10774                    11025                    10829
    1/03           10364                     10793                   10793                    11035                    10863
    2/03           10497                     10936                   10936                    11188                    11018
    3/03           10500                     10921                   10921                    11179                    11019
    4/03           10634                     11054                   11054                    11271                    11148
    5/03           10837                     11258                   11258                    11481                    11356
    6/03           10829                     11243                   11243                    11459                    11353
    7/03           10488                     10883                   10883                    11073                    10970
    8/03           10551                     10941                   10941                    11147                    11054
    9/03           10817                     11210                   11210                    11442                    11351
   10/03           10738                     11122                   11122                    11335                    11271
   11/03           10771                     11150                   11150                    11362                    11301
   12/03           10869                     11244                   11244                    11478                    11415
    1/04           10984                     11356                   11356                    11570                    11506
    2/04           11077                     11446                   11446                    11696                    11618
    3/04           11171                     11536                   11536                    11783                    11702
    4/04           10941                     11291                   11291                    11477                    11421
    5/04           10909                     11251                   11251                    11431                    11364
    6/04           10969                     11305                   11305                    11495                    11417
    7/04           11060                     11392                   11392                    11609                    11525
    8/04           11246                     11576                   11576                    11831                    11732
    9/04           11263                     11587                   11587                    11863                    11763
   10/04           11354                     11674                   11674                    11962                    11856
   11/04           11276                     11586                   11586                    11867                    11781
   12/04           11360                     11666                   11654                    11976                    11904
    1/05           11409                     11709                   11709                    12051                    11968
    2/05           11361                     11652                   11652                    11980                    11918
    3/05           11315                     11597                   11597                    11919                    11847
    4/05           11467                     11747                   11747                    12080                    11993
    5/05           11578                     11851                   11851                    12211                    12119
    6/05           11644                     11912                   11912                    12277                    12190
    7/05           11567                     11826                   11826                    12165                    12095
    8/05           11700                     11955                   11955                    12321                    12246
    9/05           11600                     11846                   11846                    12194                    12122
   10/05           11523                     11749                   11749                    12098                    12022
   11/05           11565                     11796                   11796                    12151                    12066
   12/05           11658                     11883                   11883                    12267                    12176
    1/06           11675                     11882                   11882                    12268                    12191
    2/06           11704                     11915                   11915                    12308                    12227
    3/06           11610                     11812                   11812                    12188                    12109
    4/06           11584                     11778                   11779                    12165                    12092
    5/06           11582                     11768                   11768                    12152                    12079
    6/06           11604                     11782                   11782                    12178                    12092
    7/06           11750                     11723                   11924                    12343                    12260

                                                                                                         SOURCE: LIPPER, INC.
====================================================================================================================================

Past performance cannot guarantee
comparable future results.

     The data shown in the chart include
reinvested distributions, applicable
sales charges, Fund expenses and
management fees. Results for Class B
shares are calculated as if a
hypothetical shareholder had liquidated
his entire investment in the Fund at the close of the reporting period and paid the applicable contingent deferred sales charges. Index results include reinvested dividends, but they do not reflect sales charges. Performance of an index of funds reflects fund expenses and management fees; performance of a market index does not. Performance shown in the chart and table(s) does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance of the indexes does not reflect the effects of taxes.

AIM Total Return Bond Fund

=========================================    ==========================================   ==========================================
    AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                   CUMULATIVE TOTAL RETURNS

As of 7/31/06, including applicable                                                       6 months ended 7/31/06, excluding
sales charges                                As of 6/30/06, the most recent calendar      applicable sales charges
                                             quarter-end, including applicable sales
CLASS A SHARES                               charges                                      Class A Shares               0.67%
Inception (12/31/01)           3.58%                                                      Class B Shares               0.39
 1 Year                       -3.18          CLASS A SHARES                               Class C Shares               0.39
                                             Inception (12/31/01)            3.35%        Class R Shares               0.64
CLASS B SHARES                                1 Year                        -5.10
Inception (12/31/01)           3.53%                                                      ==========================================
 1 Year                       -4.01          CLASS B SHARES
                                             Inception (12/31/01)            3.31%
CLASS C SHARES                                1 Year                        -5.87
Inception (12/31/01)           3.92%
 1 Year                       -0.11          CLASS C SHARES
                                             Inception (12/31/01)            3.71%
CLASS R SHARES                                1 Year                        -2.04
Inception                      4.46%
 1 Year                        1.47          CLASS R SHARES
                                             Inception                       4.25%
                                              1 Year                        -0.59
=========================================    ==========================================

CLASS R SHARES' INCEPTION DATE IS APRIL      RECENT MONTH-END PERFORMANCE.                SEVENTH YEAR. THE CDSC ON CLASS C SHARES
30, 2004. RETURNS SINCE THAT DATE ARE        PERFORMANCE FIGURES REFLECT REINVESTED       IS 1% FOR THE FIRST YEAR AFTER PURCHASE.
HISTORICAL RETURNS. ALL OTHER RETURNS        DISTRIBUTIONS, CHANGES IN NET ASSET          CLASS R SHARES DO NOT HAVE A FRONT-END
ARE BLENDED RETURNS OF HISTORICAL CLASS      VALUE AND THE EFFECT OF THE MAXIMUM          SALES CHARGE; RETURNS SHOWN ARE AT NET
R SHARE PERFORMANCE AND RESTATED CLASS A     SALES CHARGE UNLESS OTHERWISE STATED.        ASSET VALUE AND DO NOT REFLECT A 0.75%
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      INVESTMENT RETURN AND PRINCIPAL VALUE        CDSC THAT MAY BE IMPOSED ON A TOTAL
THE INCEPTION DATE OF CLASS R SHARES) AT     WILL FLUCTUATE SO THAT YOU MAY HAVE A        REDEMPTION OF RETIREMENT PLAN ASSETS
NET ASSET VALUE, ADJUSTED TO REFLECT THE     GAIN OR LOSS WHEN YOU SELL SHARES.           WITHIN THE FIRST YEAR.
HIGHER RULE 12B-1 FEES APPLICABLE TO
CLASS R SHARES. CLASS A SHARES'                   CLASS A SHARE PERFORMANCE REFLECTS           THE PERFORMANCE OF THE FUND'S SHARE
INCEPTION DATE IS DECEMBER 31, 2001.         THE MAXIMUM 4.75% SALES CHARGE, AND          CLASSES WILL DIFFER PRIMARILY DUE TO
                                             CLASS B AND CLASS C SHARE PERFORMANCE        DIFFERENT SALES CHARGE STRUCTURES AND
     THE PERFORMANCE DATA QUOTED             REFLECTS THE APPLICABLE CONTINGENT           CLASS EXPENSES.
REPRESENT PAST PERFORMANCE AND CANNOT        DEFERRED SALES CHARGE (CDSC) FOR THE
GUARANTEE COMPARABLE FUTURE RESULTS;         PERIOD INVOLVED. THE CDSC ON CLASS B              HAD THE ADVISOR NOT WAIVED FEES
CURRENT PERFORMANCE MAY BE LOWER OR          SHARES DECLINES FROM 5% BEGINNING AT THE     AND/OR REIMBURSED EXPENSES, PERFORMANCE
HIGHER. PLEASE VISIT AIMINVESTMENTS.COM      TIME OF PURCHASE TO 0% AT THE BEGINNING      WOULD HAVE BEEN LOWER.
FOR THE MOST                                 OF THE

AIM Total Return Bond Fund


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Investment      o The nature and extent of the advisory      portfolio management team at this time.
Securities Funds (the "Board") oversees      services to be provided by AIM. The          Although the independent written
the management of AIM Total Return Bond      Board reviewed the services to be            evaluation of the Fund's Senior Officer
Fund (the "Fund") and, as required by        provided by AIM under the Advisory           (discussed below) only considered Fund
law, determines annually whether to          Agreement. Based on such review, the         performance through the most recent
approve the continuance of the Fund's        Board concluded that the range of            calendar year, the Board also reviewed
advisory agreement with A I M Advisors,      services to be provided by AIM under the     more recent Fund performance, which did
Inc. ("AIM"). Based upon the                 Advisory Agreement was appropriate and       not change their conclusions.
recommendation of the Investments            that AIM currently is providing services
Committee of the Board, at a meeting         in accordance with the terms of the          o Meetings with the Fund's portfolio
held on June 27, 2006, the Board,            Advisory Agreement.                          managers and investment personnel. With
including all of the independent                                                          respect to the Fund, the Board is
trustees, approved the continuance of        o The quality of services to be provided     meeting periodically with such Fund's
the advisory agreement (the "Advisory        by AIM. The Board reviewed the               portfolio managers and/or other
Agreement") between the Fund and AIM for     credentials and experience of the            investment personnel and believes that
another year, effective July 1, 2006.        officers and employees of AIM who will       such individuals are competent and able
                                             provide investment advisory services to      to continue to carry out their
     The Board considered the factors        the Fund. In reviewing the                   responsibilities under the Advisory
discussed below in evaluating the            qualifications of AIM to provide             Agreement.
fairness and reasonableness of the           investment advisory services, the Board
Advisory Agreement at the meeting on         considered such issues as AIM's              o Overall performance of AIM. The Board
June 27, 2006 and as part of the Board's     portfolio and product review process,        considered the overall performance of
ongoing oversight of the Fund. In their      various back office support functions        AIM in providing investment advisory and
deliberations, the Board and the             provided by AIM and AIM's equity and         portfolio administrative services to the
independent trustees did not identify        fixed income trading operations. Based       Fund and concluded that such performance
any particular factor that was               on the review of these and other             was satisfactory.
controlling, and each trustee attributed     factors, the Board concluded that the
different weights to the various             quality of services to be provided by        o Fees relative to those of clients of
factors.                                     AIM was appropriate and that AIM             AIM with comparable investment
                                             currently is providing satisfactory          strategies. The Board noted that AIM
     One responsibility of the               services in accordance with the terms of     does not serve as an advisor to other
independent Senior Officer of the Fund       the Advisory Agreement.                      mutual funds or other clients with
is to manage the process by which the                                                     investment strategies comparable to
Fund's proposed management fees are          o The performance of the Fund relative       those of the Fund.
negotiated to ensure that they are           to comparable funds. The Board reviewed
negotiated in a manner which is at arms'     the performance of the Fund during the       o Fees relative to those of comparable
length and reasonable. To that end, the      past one and three calendar years            funds with other advisors. The Board
Senior Officer must either supervise a       against the performance of funds advised     reviewed the advisory fee rate for the
competitive bidding process or prepare       by other advisors with investment            Fund under the Advisory Agreement. The
an independent written evaluation. The       strategies comparable to those of the        Board compared effective contractual
Senior Officer has recommended an            Fund. The Board noted that the Fund's        advisory fee rates at a common asset
independent written evaluation in lieu       performance in such periods was above        level at the end of the past calendar
of a competitive bidding process and,        the median performance of such               year and noted that the Fund's rate was
upon the direction of the Board, has         comparable funds. Based on this review       below the median rate of the funds
prepared such an independent written         and after taking account of all of the       advised by other advisors with
evaluation. Such written evaluation also     other factors that the Board considered      investment strategies comparable to
considered certain of the factors            in determining whether to continue the       those of the Fund that the Board
discussed below. In addition, as             Advisory Agreement for the Fund, the         reviewed. The Board noted that AIM has
discussed below, the Senior Officer made     Board concluded that no changes should       agreed to limit the Fund's total annual
a recommendation to the Board in             be made to the Fund and that it was not      operating expenses, as discussed below.
connection with such written evaluation.     necessary to change the Fund's portfolio     Based on this review, the Board
                                             management team at this time. Although       concluded that the advisory fee rate for
     The discussion below serves as a        the independent written evaluation of        the Fund under the Advisory Agreement
summary of the Senior Officer's              the Fund's Senior Officer (discussed         was fair and reasonable.
independent written evaluation and           below) only considered Fund performance
recommendation to the Board in               through the most recent calendar year,       o Expense limitations and fee waivers.
connection therewith, as well as a           the Board also reviewed more recent Fund     The Board noted that AIM has
discussion of the material factors and       performance, which did not change their      contractually agreed to waive fees
the conclusions with respect thereto         conclusions.                                 and/or limit expenses of the Fund
that formed the basis for the Board's                                                     through June 30, 2007 in an amount
approval of the Advisory Agreement.          o The performance of the Fund relative       necessary to limit total annual
After consideration of all of the            to indices. The Board reviewed the           operating expenses to a specified
factors below and based on its informed      performance of the Fund during the past      percentage of average daily net assets
business judgment, the Board determined      one and three calendar years against the     for each class of the Fund. In addition,
that the Advisory Agreement is in the        performance of the Lipper Intermediate       the Board noted that AIM has voluntarily
best interests of the Fund and its           Investment Grade Index. The Board noted      agreed to waive fees and/or limit
shareholders and that the compensation       that the Fund's performance was above        expenses of the Fund in an amount
to AIM under the Advisory Agreement is       the performance of such Index for the        necessary to limit total annual
fair and reasonable and would have been      one year period and comparable to such       operating expenses to a specified
obtained through arm's length                Index for the three year period. Based       percentage of average daily net assets
negotiations.                                on this review and after taking account      for each class of the Fund that is lower
                                             of all of the other factors that the         than the contractual agreement. The
     Unless otherwise stated,                Board considered in determining whether      Board considered the contractual and
information presented below is as of         to continue the Advisory Agreement for       voluntary nature of these fee
June 27, 2006 and does not reflect any       the Fund, the Board concluded that no        waivers/expense limitations and noted
changes that may have occurred since         changes should be made to the Fund and       that the contractual agreement remains
June 27, 2006, including but not limited     that it was not necessary to change the      in effect through June 30, 2007 and the
to changes to the Fund's performance,        Fund's                                       voluntary agreement can be terminated at
advisory fees, expense limitations                                                        any time by AIM without further notice
and/or fee waivers.                                                                       to investors.

                                                                                                                       (continued)

AIM Total Return Bond Fund

The Board considered the effect these        upon by the Board in this regard in lieu     o Other factors and current trends. The
fee waivers/expense limitations would        of a competitive bidding process. In         Board considered the steps that AIM and
have on the Fund's estimated expenses        determining whether to continue the          its affiliates have taken over the last
and concluded that the levels of fee         Advisory Agreement for the Fund, the         several years, and continue to take, in
waivers/expense limitations for the Fund     Board considered the Senior Officer's        order to improve the quality and
were fair and reasonable.                    written evaluation.                          efficiency of the services they provide
                                                                                          to the Funds in the areas of investment
o Breakpoints and economies of scale.        o Profitability of AIM and its               performance, product line
The Board reviewed the structure of the      affiliates. The Board reviewed               diversification, distribution, fund
Fund's advisory fee under the Advisory       information concerning the profitability     operations, shareholder services and
Agreement, noting that it includes two       of AIM's (and its affiliates')               compliance. The Board concluded that
breakpoints. The Board reviewed the          investment advisory and other activities     these steps taken by AIM have improved,
level of the Fund's advisory fees, and       and its financial condition. The Board       and are likely to continue to improve,
noted that such fees, as a percentage of     considered the overall profitability of      the quality and efficiency of the
the Fund's net assets, would decrease as     AIM, as well as the profitability of AIM     services AIM and its affiliates provide
net assets increase because the Advisory     in connection with managing the Fund.        to the Fund in each of these areas, and
Agreement includes breakpoints. The          The Board noted that AIM's operations        support the Board's approval of the
Board noted that, due to the Fund's          remain profitable, although increased        continuance of the Advisory Agreement
asset levels at the end of the past          expenses in recent years have reduced        for the Fund.
calendar year and the way in which the       AIM's profitability. Based on the review
advisory fee breakpoints have been           of the profitability of AIM's and its
structured, the Fund has yet to benefit      affiliates' investment advisory and
from the breakpoints. The Board              other activities and its financial
concluded that the Fund's fee levels         condition, the Board concluded that the
under the Advisory Agreement therefore       compensation to be paid by the Fund to
would reflect economies of scale at          AIM under its Advisory Agreement was not
higher asset levels and that it was not      excessive.
necessary to change the advisory fee
breakpoints in the Fund's advisory fee       o Benefits of soft dollars to AIM. The
schedule.                                    Board considered the benefits realized
                                             by AIM as a result of brokerage
o Investments in affiliated money market     transactions executed through "soft
funds. The Board also took into account      dollar" arrangements. Under these
the fact that uninvested cash and cash       arrangements, brokerage commissions paid
collateral from securities lending           by the Fund and/or other funds advised
arrangements, if any (collectively,          by AIM are used to pay for research and
"cash balances") of the Fund may be          execution services. This research may be
invested in money market funds advised       used by AIM in making investment
by AIM pursuant to the terms of an SEC       decisions for the Fund. The Board
exemptive order. The Board found that        concluded that such arrangements were
the Fund may realize certain benefits        appropriate.
upon investing cash balances in AIM
advised money market funds, including a      o AIM's financial soundness in light of
higher net return, increased liquidity,      the Fund's needs. The Board considered
increased diversification or decreased       whether AIM is financially sound and has
transaction costs. The Board also found      the resources necessary to perform its
that the Fund will not receive reduced       obligations under the Advisory
services if it invests its cash balances     Agreement, and concluded that AIM has
in such money market funds. The Board        the financial resources necessary to
noted that, to the extent the Fund           fulfill its obligations under the
invests uninvested cash in affiliated        Advisory Agreement.
money market funds, AIM has voluntarily
agreed to waive a portion of the             o Historical relationship between the
advisory fees it receives from the Fund      Fund and AIM. In determining whether to
attributable to such investment. The         continue the Advisory Agreement for the
Board further determined that the            Fund, the Board also considered the
proposed securities lending program and      prior relationship between AIM and the
related procedures with respect to the       Fund, as well as the Board's knowledge
lending Fund is in the best interests of     of AIM's operations, and concluded that
the lending Fund and its respective          it was beneficial to maintain the
shareholders. The Board therefore            current relationship, in part, because
concluded that the investment of cash        of such knowledge. The Board also
collateral received in connection with       reviewed the general nature of the
the securities lending program in the        non-investment advisory services
money market funds according to the          currently performed by AIM and its
procedures is in the best interests of       affiliates, such as administrative,
the lending Fund and its respective          transfer agency and distribution
shareholders.                                services, and the fees received by AIM
                                             and its affiliates for performing such
o Independent written evaluation and         services. In addition to reviewing such
recommendations of the Fund's Senior         services, the trustees also considered
Officer. The Board noted that, upon          the organizational structure employed by
their direction, the Senior Officer of       AIM and its affiliates to provide those
the Fund, who is independent of AIM and      services. Based on the review of these
AIM's affiliates, had prepared an            and other factors, the Board concluded
independent written evaluation in order      that AIM and its affiliates were
to assist the Board in determining the       qualified to continue to provide
reasonableness of the proposed               non-investment advisory services to the
management fees of the AIM Funds,            Fund, including administrative, transfer
including the Fund. The Board noted that     agency and distribution services, and
the Senior Officer's written evaluation      that AIM and its affiliates currently
had been relied                              are providing satisfactory
                                             non-investment advisory services.

Supplement to Annual Report dated 7/31/06

AIM TOTAL RETURN BOND FUND

INSTITUTIONAL CLASS SHARES                   =========================================         INSTITUTIONAL CLASS SHARES HAVE NO
                                             Average Annual Total Returns                 SALES CHARGE; THEREFORE, PERFORMANCE IS
The following information has been           For periods ended 7/31/06                    AT NAV. PERFORMANCE OF INSTITUTIONAL
prepared to provide Institutional Class                                                   CLASS SHARES WILL DIFFER FROM PERFORMANCE
shareholders with a performance overview     Inception                        4.83%       OF OTHER SHARE CLASSES PRIMARILY DUE TO
specific to their holdings. Institutional    1 Year                           1.91        DIFFERING SALES CHARGES AND CLASS
Class shares are offered exclusively to      6 Months*                        0.81        EXPENSES.
institutional investors, including           =========================================
defined contribution plans that meet         Average Annual Total Returns                      PLEASE NOTE THAT PAST PERFORMANCE IS
certain criteria.                            For periods ended 6/30/06, most              NOT INDICATIVE OF FUTURE RESULTS. MORE
                                             recent calendar quarter-end                  RECENT RETURNS MAY BE MORE OR LESS THAN
                                                                                          THOSE SHOWN. ALL RETURNS ASSUME
                                             Inception                        4.62%       REINVESTMENT OF DISTRIBUTIONS AT NAV.
                                             1 Year                          -0.15        INVESTMENT RETURN AND PRINCIPAL VALUE
                                             6 Months*                       -0.43        WILL FLUCTUATE SO YOUR SHARES, WHEN
                                                                                          REDEEMED, MAY BE WORTH MORE OR LESS THAN
                                             *    Cumulative total return that has not    THEIR ORIGINAL COST. SEE FULL REPORT FOR
                                                  been annualized                         INFORMATION ON COMPARATIVE BENCHMARKS.
                                                                                          PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             =========================================    MORE INFORMATION. FOR THE MOST CURRENT
                                                                                          MONTH-END PERFORMANCE, PLEASE CALL
                                             INSTITUTIONAL CLASS SHARES' INCEPTION        800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             DATE IS APRIL 30, 2004. RETURNS SINCE
                                             THAT DATE ARE HISTORICAL RETURNS. ALL             HAD THE ADVISOR NOT WAIVED FEES
                                             OTHER RETURNS ARE BLENDED RETURNS OF         AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                             HISTORICAL INSTITUTIONAL CLASS SHARE         WOULD HAVE BEEN LOWER.
                                             PERFORMANCE AND RESTATED CLASS A SHARE
                                             PERFORMANCE (FOR PERIODS PRIOR TO THE
                                             INCEPTION DATE OF INSTITUTIONAL CLASS
                                             SHARES) AT NET ASSET VALUE (NAV) AND
                                             REFLECT THE HIGHER RULE 12B-1 FEES
                                             APPLICABLE TO CLASS A SHARES. CLASS A
                                             SHARES' INCEPTION DATE IS DECEMBER 31,
                                             2001.

=========================================
NASDAQ Symbol                       TBRIX
=========================================

Over for information on your Fund's expenses.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


                                  [YOUR GOALS.
                                OUR SOLUTIONS.]          [AIM INVESTMENTS LOGO]
                            - REGISTERED TRADEMARK -    - REGISTERED TRADEMARK -

AIMINVESTMENTS.COM   TRB-INS-1   A I M Distributors, Inc.

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      divide your account value by $1,000 (for          THE HYPOTHETICAL ACCOUNT VALUES AND
                                             example, an $8,600 account value divided      EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      by $1,000 = 8.6), then multiply the           ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES
ongoing costs, including management fees     result by the number in the table under       YOU PAID FOR THE PERIOD. YOU MAY USE THIS
and other Fund expenses. This example is     the heading entitled "Actual Expenses         INFORMATION TO COMPARE THE ONGOING COSTS
intended to help you understand your         Paid During Period" to estimate the           OF INVESTING IN THE FUND AND OTHER FUNDS.
ongoing costs (in dollars) of investing      expenses you paid on your account during      TO DO SO, COMPARE THIS 5% HYPOTHETICAL
in the Fund and to compare these costs       this period.                                  EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES
with ongoing costs of investing in other                                                   THAT APPEAR IN THE SHAREHOLDER REPORTS OF
mutual funds. The example is based on an     HYPOTHETICAL EXAMPLE FOR COMPARISON           THE OTHER FUNDS.
investment of $1,000 invested at the         PURPOSES
beginning of the period and held for the                                                       Please note that the expenses shown
entire period February 1, 2006, through      The table below also provides information     in the table are meant to highlight your
July 31, 2006.                               about hypothetical account values and         ongoing costs only. Therefore, the
                                             hypothetical expenses based on the Fund's     hypothetical information is useful in
ACTUAL EXPENSES                              actual expense ratio and an assumed rate      comparing ongoing costs only, and will
                                             of return of 5% per year before expenses,     not help you determine the relative total
The table below provides information         which is not the Fund's actual return.        costs of owning different funds.
about actual account values and actual       The Fund's actual cumulative total return
expenses. You may use the information in     after expenses for the six months ended
this table, together with the amount you     July 31, 2006, appears in the table on
invested, to estimate the expenses that      the front of this supplement.
you paid over the period. Simply

                                                                         HYPOTHETICAL
                                           ACTUAL             (5% annual return before expenses)
                                ---------------------------   ----------------------------------
                  Beginning        Ending         Expenses            Ending        Expenses       Annualized
    Share       Account Value   Account Value   Paid During       Account Value   Paid During        Expense
    Class          (2/1/06)      (7/31/06)(1)    Period(2)          (7/31/06)      Period(2)          Ratio
    -----       -------------   -------------   -----------       -------------   -----------      ----------
Institutional     $1,000.00       $1,008.10        $3.58            $1,021.22        $3.61            0.72%

(1) The actual ending account value is based on the actual total return of the Fund for the period February 1, 2006, through July 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended July 31, 2006, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

AIMINVESTMENTS.COM   TRB-INS-1   A I M Distributors, Inc.

AIM TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2006

                                               PRINCIPAL
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------
BONDS & NOTES-85.08%

AEROSPACE & DEFENSE-0.40%

Systems 2001 Asset Trust LLC (Cayman
  Islands)- Series 2001, Class G, Pass
  Through Ctfs., (INS-MBIA Insurance Corp.)
  6.66%, 09/15/13 (Acquired
  02/09/05-10/27/05; Cost
  $1,307,385)(a)(b)(c)                         $1,204,004      $  1,245,121
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.65%

Bank of New York Institutional Capital Trust-
  Series A, Trust Pfd. Bonds, 7.78%, 12/01/26
  (Acquired 06/12/03; Cost $238,542)(a)(c)        200,000           209,192
---------------------------------------------------------------------------
GAMCO Investors, Inc., Sr. Unsec. Unsub.
  Notes, 5.22%, 02/17/07(c)                       725,000           722,564
---------------------------------------------------------------------------
Janus Capital Group Inc., Sr. Unsec. Notes,
  7.00%, 11/01/06(c)                            1,481,000         1,485,132
---------------------------------------------------------------------------
Mellon Capital II-Series B, Jr. Unsec. Gtd.
  Sub. Trust Pfd. Bonds, 8.00%, 01/15/27(c)     2,170,000         2,279,238
---------------------------------------------------------------------------
Nuveen Investments, Inc., Sr. Unsec. Sub.
  Notes, 5.50%, 09/15/15(c)                       485,000           461,860
===========================================================================
                                                                  5,157,986
===========================================================================



AUTOMOBILE MANUFACTURERS-1.18%


DaimlerChrysler North America Holding Corp.,
  Gtd. Floating Rate Global Notes,
  5.49%, 03/07/07(c)(d)                         1,110,000         1,110,769
---------------------------------------------------------------------------
  Notes,
  4.13%, 03/07/07(c)                            2,600,000         2,576,548
===========================================================================
                                                                  3,687,317
===========================================================================

                                               PRINCIPAL
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------


BROADCASTING & CABLE TV-9.19%


British Sky Broadcasting Group PLC (United
  Kingdom), Unsec. Gtd. Global Notes,
  7.30%, 10/15/06(c)                           $5,745,000      $  5,758,788
---------------------------------------------------------------------------
CBS Corp., Sr. Unsec. Gtd. Global Notes,
  5.63%, 05/01/07(c)                            2,775,000         2,770,699
---------------------------------------------------------------------------
Clear Channel Communications, Inc.,
  Sr. Unsec. Global Notes,
  6.00%, 11/01/06(c)                            5,643,000         5,647,119
---------------------------------------------------------------------------
  Sr. Unsec. Notes,
  3.13%, 02/01/07(c)                            1,389,000         1,370,276
---------------------------------------------------------------------------
Comcast Cable Communications Holdings Inc.,
  Unsec. Gtd. Global Notes,
  9.46%, 11/15/22(c)                            1,600,000         2,014,944
---------------------------------------------------------------------------
  Unsec. Unsub. Global Notes,
  8.38%, 05/01/07(c)                              300,000           305,907
---------------------------------------------------------------------------
Comcast Corp., Sr. Sub. Deb., 10.63%,
  07/15/12(c)                                     820,000           982,450
---------------------------------------------------------------------------
Cox Communications, Inc., Medium Term Notes,
  7.03%, 11/06/06(c)                            1,500,000         1,504,215
---------------------------------------------------------------------------
  Unsec. Notes,
  7.75%, 08/15/06(c)                            2,560,000         2,561,792
---------------------------------------------------------------------------

                                               PRINCIPAL
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------


BROADCASTING & CABLE TV-(CONTINUED)

Cox Enterprises, Inc., Notes, 8.00%, 02/15/07
  (Acquired 10/03/05-07/14/06; Cost
  $4,462,191)(a)(c)                             4,320,000         4,367,002
---------------------------------------------------------------------------
Time Warner Entertainment Co. L.P., Sr.
  Unsec. Deb., 8.38%, 03/15/23(c)                 860,000           967,380
---------------------------------------------------------------------------
Univision Communications Inc., Sr. Unsec.
  Gtd. Notes, 2.88%, 10/15/06(c)                  385,000           382,663
===========================================================================
                                                                 28,633,235
===========================================================================


CASINOS & GAMING-1.88%


Caesars Entertainment, Inc., Sr. Unsec.
  Notes, 8.50%, 11/15/06(c)                     5,100,000         5,136,975
---------------------------------------------------------------------------
Harrah's Operating Co., Inc., Unsec. Gtd.
  Global Notes, 7.13%, 06/01/07(c)                730,000           737,424
===========================================================================
                                                                  5,874,399
===========================================================================


COMMERCIAL PRINTING-0.20%


Deluxe Corp., Medium Term Notes, 2.75%,
  09/15/06(c)                                     620,000           618,004
===========================================================================


COMPUTER HARDWARE-0.06%


Hewlett-Packard Co., Global Notes, 5.75%,
  12/15/06(c)                                     180,000           180,218
===========================================================================


CONSUMER ELECTRONICS-0.47%


Koninklijke (Royal) Philips Electronics N.V.
  (Netherlands), Yankee Notes,
  8.38%, 09/15/06(c)                            1,470,000         1,474,292
===========================================================================


CONSUMER FINANCE-1.58%


Capital One Capital I, Sub. Floating Rate
  Trust Pfd. Bonds, 6.70%, 02/01/27 (Acquired
  09/15/04-04/12/06; Cost
  $2,587,792)(a)(c)(d)                          2,560,000         2,581,811
---------------------------------------------------------------------------
Ford Motor Credit Co., Sr. Unsec. Notes,
  4.95%, 01/15/08(c)                            2,440,000         2,330,005
===========================================================================
                                                                  4,911,816
===========================================================================


DIVERSIFIED BANKS-4.54%


AB Spintab (Sweden), Bonds, 7.50% (Acquired
  02/12/04; Cost $133,922)(a)(c)(e)               120,000           120,068
---------------------------------------------------------------------------
Abbey National PLC (United Kingdom), Sub.
  Yankee Notes, 7.35%(c)(e)                     1,100,000         1,108,910
---------------------------------------------------------------------------
Bangkok Bank PCL (Hong Kong), Unsec. Sub.
  Notes, 9.03%, 03/15/29 (Acquired 04/22/05;
  Cost $939,015)(a)(c)                            750,000           887,362
---------------------------------------------------------------------------
Bank Boston, N.A., Sub. Notes, 7.38%,
  09/15/06(c)                                      15,000            15,030
---------------------------------------------------------------------------
BankBoston Capital Trust II-Series B, Gtd.
  Trust Pfd. Bonds, 7.75%, 12/15/26(c)          2,170,000         2,268,323
---------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom), Floating
  Rate Global Notes, 5.10%, 08/08/07
  (Acquired 04/06/06; Cost $696,367)(a)(c)(f)     700,000           700,371
---------------------------------------------------------------------------

AIM TOTAL RETURN BOND FUND

                                               PRINCIPAL
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

BNP Paribas U.S. Medium-Term Note Program
  LLC-Series 1, Sub. Gtd. Medium Term Notes,
  5.13%, 01/15/15 (Acquired 05/11/06; Cost
  $1,694,275)(a)(c)                            $1,780,000      $  1,710,473
---------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Trust Pfd.
  Notes, 8.85%, 06/01/27 (Acquired 05/22/03;
  Cost $379,629)(a)(c)                            300,000           319,920
---------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Trust Pfd.
  Notes, 8.23%, 02/01/27(c)                       195,000           205,054
---------------------------------------------------------------------------
Golden State Bancorp Inc., Sub. Deb., 10.00%,
  10/01/06(c)                                     250,000           251,622
---------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
  Unsec. Sub. Floating Rate Euro Notes,
  5.75%(c)(e)(g)                                  300,000           268,173
---------------------------------------------------------------------------
Mizuho Financial Group Cayman Ltd. (Cayman
  Islands), Gtd. Sub. Second Tier Euro Bonds,
  8.38%(c)(e)                                     725,000           763,435
---------------------------------------------------------------------------
National Bank of Canada (Canada), Floating
  Rate Euro Deb., 5.13%, 08/29/87(c)(g)            70,000            57,460
---------------------------------------------------------------------------
National Westminster Bank PLC (United
  Kingdom)-Series B, Unsec. Sub. Floating
  Rate Euro Notes, 5.19%(c)(e)(g)                 100,000            88,584
---------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Sub. Deb.,
  8.25%, 11/01/24(c)                              205,000           246,568
---------------------------------------------------------------------------
RBS Capital Trust III, Sub. Trust Pfd. Global
  Notes, 5.51%(c)(e)                              330,000           312,866
---------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp. (Japan), Sub.
  Second Tier Euro Notes, 8.15%(c)(e)           1,200,000         1,249,162
---------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden),
  Unsec. Sub. Notes, 7.13% (Acquired
  07/26/06; Cost $2,478,007)(a)(c)(e)           2,460,000         2,498,253
---------------------------------------------------------------------------
VTB Capital S.A. (Russia), Sr. Floating Rate
  Notes, 6.17%, 09/21/07 (Acquired 12/14/05;
  Cost $1,090,000)(a)(c)(d)                     1,090,000         1,089,455
===========================================================================
                                                                 14,161,089
===========================================================================



DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-2.12%


Cendant Corp., Sr. Unsec. Global Notes,
  6.88%, 08/15/06(c)                            6,600,000         6,602,640
===========================================================================



DIVERSIFIED REIT'S-0.29%


Liberty Property L.P., Sr. Medium Term Notes,
  6.95%, 12/01/06(c)                              900,000           903,573
===========================================================================



ELECTRIC UTILITIES-1.27%


Commonwealth Edison Co., Unsec. Notes, 7.63%,
  01/15/07(c)                                   1,090,000         1,098,142
---------------------------------------------------------------------------
FirstEnergy Corp.-Series A,
  Sr. Unsec. Unsub. Global Notes, 5.50%,
  11/15/06(c)                                   1,033,000         1,032,711
---------------------------------------------------------------------------
Indiana Michigan Power Co.-Series C, Sr.
  Unsec. Notes, 6.13%, 12/15/06(c)                340,000           340,656
---------------------------------------------------------------------------
Northeast Utilities-Series A, Notes, 8.58%,
  12/01/06(c)                                     248,400           250,261
---------------------------------------------------------------------------


                                               PRINCIPAL
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------
ELECTRIC UTILITIES-(CONTINUED)

Portland General Electric Co.-Series 4, Sec.
  First Mortgage Medium Term Notes,
  7.15%, 06/15/07(c)                              300,000           303,309
---------------------------------------------------------------------------
Potomac Electric Power Co.-Series A, Medium
  Term Notes, 7.64%, 01/17/07(c)                  930,000           936,547
===========================================================================
                                                                  3,961,626
===========================================================================



ENVIRONMENTAL & FACILITIES SERVICES-1.09%


Waste Management, Inc., Unsec. Notes, 7.00%,
  10/15/06(c)                                   3,395,000         3,403,521
===========================================================================

                                               PRINCIPAL
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------


FERTILIZERS & AGRICULTURAL CHEMICALS-0.60%


Potash Corp. of Saskatchewan Inc. (Canada),
  Unsec. Unsub. Yankee Notes, 7.13%,
  06/15/07(c)                                  $1,840,000      $  1,863,515
===========================================================================


FOOD RETAIL-2.57%


Kroger Co. (The), Sr. Unsec. Gtd. Notes,
  7.63%, 09/15/06(c)                            3,634,000         3,641,486
---------------------------------------------------------------------------
Safeway Inc., Sr. Unsec. Notes, 4.80%,
  07/16/07(c)                                   4,409,000         4,374,874
===========================================================================
                                                                  8,016,360
===========================================================================


FOREST PRODUCTS-0.59%


Weyerhaeuser Co., Unsec. Unsub. Global Notes,
  6.13%, 03/15/07(c)                            1,835,000         1,838,890
===========================================================================


GAS UTILITIES-0.88%


Consolidated Natural Gas Co.-Series B, Sr.
  Unsec. Unsub. Notes, 5.38%, 11/01/06(c)       2,755,000         2,752,576
===========================================================================


GOLD-0.10%


Barrick Gold Finance Co. (Canada), Unsec.
  Gtd. Deb, 7.50%, 05/01/07(c)                    305,000           309,340
===========================================================================


HEALTH CARE DISTRIBUTORS-1.01%


Cardinal Health, Inc., Sr. Unsec. Notes,
  7.30%, 10/15/06(c)                            3,142,000         3,151,206
===========================================================================


HEALTH CARE SERVICES-1.93%


Caremark Rx, Inc., Sr. Unsec. Notes, 7.38%,
  10/01/06(c)                                   6,000,000         6,013,560
===========================================================================


HOME IMPROVEMENT RETAIL-0.13%


Sherwin-Williams Co. (The), Sr. Notes, 6.85%,
  02/01/07(c)                                     400,000           402,416
===========================================================================


HOMEBUILDING-0.61%


D.R. Horton, Inc., Sr. Unsec. Notes, 7.88%,
  08/15/11(c)                                     300,000           316,452
---------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec. Unsub.
  Notes, 8.00%, 08/15/06(c)                     1,600,000         1,600,944
===========================================================================
                                                                  1,917,396
===========================================================================


HOTELS, RESORTS & CRUISE LINES-0.62%


Hyatt Equities LLC, Notes, 6.88%, 06/15/07
  (Acquired 01/25/06-07/25/06; Cost
  $1,955,280)(a)(c)                             1,920,000         1,933,517
===========================================================================

AIM TOTAL RETURN BOND FUND

                                               PRINCIPAL
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------


HOUSEWARES & SPECIALTIES-0.64%


Newell Rubbermaid Inc., Unsec. Notes, 6.00%,
  03/15/07(c)                                  $2,000,000      $  1,997,620
===========================================================================



INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.04%


TXU Australia Holdings Partnership L.P.
  (Australia), Sr. Unsec. Unsub. Notes,
  6.75%, 12/01/06 (Acquired 12/07/05; Cost
  $121,759)(a)(c)                                 120,000           120,377
===========================================================================



INDUSTRIAL CONGLOMERATES-1.40%


Tyco International Group S.A. (Luxembourg),
  Unsec. Gtd. Unsub. Yankee Notes,
  5.80%, 08/01/06(c)                            4,349,000         4,348,304
===========================================================================



INSURANCE BROKERS-1.01%


Marsh & McLennan Cos., Inc., Sr. Unsec.
  Global Notes, 5.38%, 03/15/07(c)              3,140,000         3,134,882
===========================================================================



INTEGRATED OIL & GAS-1.82%


ConocoPhillips, Unsec. Deb., 7.13%,
  03/15/28(c)                                     115,000           117,109
---------------------------------------------------------------------------
Husky Oil Ltd. (Canada),
  Sr. Unsec. Yankee Notes,
  7.13%, 11/15/06(c)                            3,010,000         3,023,244
---------------------------------------------------------------------------
  Yankee Bonds,
  8.90%, 08/15/28(c)                            2,420,000         2,547,050
===========================================================================
                                                                  5,687,403
===========================================================================



INTEGRATED TELECOMMUNICATION SERVICES-4.50%


AT&T Corp., Unsec. Notes, 7.75%, 03/01/07(c)      140,000           141,662
---------------------------------------------------------------------------
BellSouth Corp., Global Notes, 5.00%,
  10/15/06(c)                                     675,000           674,163
---------------------------------------------------------------------------
Pacific Bell, Unsec. Deb., 6.88%, 08/15/06(c)     330,000           330,145
---------------------------------------------------------------------------
SBC Communications Capital Corp.-Series D,
  Medium Term Notes, 6.68%, 11/28/07(c)         1,440,000         1,460,347
---------------------------------------------------------------------------
Southwestern Bell Telephone Co., Unsec.
  Notes, 6.38%, 11/15/07(c)                       102,000           102,959
---------------------------------------------------------------------------
TCI Communications Financing III, Gtd. Trust
  Pfd. Bonds, 9.65%, 03/31/27(c)                3,700,000         3,970,766
---------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 7.50%,
  06/01/07(c)                                   4,458,000         4,523,845
---------------------------------------------------------------------------
Verizon Communications Inc., Unsec. Deb.,
  8.75%, 11/01/21(c)                              589,000           681,332
---------------------------------------------------------------------------
Verizon New York Inc., Unsec. Deb., 7.00%,
  12/01/33(c)                                     670,000           663,132
---------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Unsec. Global
  Deb., 4.63%, 03/15/13(c)                      1,616,000         1,472,661
===========================================================================
                                                                 14,021,012
===========================================================================



INVESTMENT BANKING & BROKERAGE-0.08%


Jefferies Group, Inc.-Series B, Sr. Unsec.
  Notes, 7.50%, 08/15/07(c)                       255,000           259,549
===========================================================================



LEISURE PRODUCTS-0.81%


Brunswick Corp., Unsec. Unsub. Notes, 6.75%,
  12/15/06(c)                                   2,500,000         2,509,850
===========================================================================

                                               PRINCIPAL
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------


LIFE & HEALTH INSURANCE-1.80%


Prudential Holdings, LLC-Series B, Bonds,
  (INS-Financial Security Assurance Inc.)
  7.25%, 12/18/23 (Acquired
  01/22/04-02/17/06; Cost
  $2,964,709)(a)(b)(c)                         $2,510,000      $  2,830,502
---------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06(c)                              100,000           100,527
---------------------------------------------------------------------------
Sun Life Canada (U.S.) Capital Trust, Gtd.
  Trust Pfd. Notes, 8.53% (Acquired 02/13/06;
  Cost $1,866,863)(a)(c)(e)                     1,740,000         1,847,132
---------------------------------------------------------------------------
Torchmark Corp., Notes, 6.25%, 12/15/06(c)        820,000           821,623
===========================================================================
                                                                  5,599,784
===========================================================================


MANAGED HEALTH CARE-1.14%


Cigna Corp., Notes,
  8.25%, 01/01/07(c)                            1,000,000         1,009,920
---------------------------------------------------------------------------
  Unsec. Notes,
  7.40%, 05/15/07(c)                              490,000           496,306
---------------------------------------------------------------------------
Humana Inc., Sr. Unsec. Notes, 7.25%,
  08/01/06(c)                                   2,045,000         2,044,673
===========================================================================
                                                                  3,550,899
===========================================================================


MOVIES & ENTERTAINMENT-2.94%


News America Holdings Inc., Sr. Unsec. Gtd.
  Deb., 7.75%, 12/01/45(c)                        910,000           968,722
---------------------------------------------------------------------------
Time Warner Cos., Inc., Notes,
  8.11%, 08/15/06(c)                            4,950,000         4,954,158
---------------------------------------------------------------------------
  8.18%, 08/15/07(c)                            1,475,000         1,512,288
---------------------------------------------------------------------------
  Unsec. Deb.,
  9.15%, 02/01/23(c)                            1,400,000         1,712,900
===========================================================================
                                                                  9,148,068
===========================================================================


MULTI-LINE INSURANCE-0.87%


Liberty Mutual Insurance Co., Notes, 8.20%,
  05/04/07 (Acquired 03/21/06-07/28/06; Cost
  $2,597,145)(a)(c)                             2,530,000         2,569,468
---------------------------------------------------------------------------
Loews Corp., Unsec. Notes, 6.75%, 12/15/06(c)     140,000           140,526
===========================================================================
                                                                  2,709,994
===========================================================================


MULTI-UTILITIES-3.60%


Ameren Corp., Bonds, 4.26%, 05/15/07(c)         1,445,000         1,429,857
---------------------------------------------------------------------------
Dominion Resources, Inc.-Series G, Sr. Notes,
  3.66%, 11/15/06(c)                            1,420,000         1,412,332
---------------------------------------------------------------------------
Duke Energy Corp., Notes, 7.00%, 10/15/06(c)    1,030,000         1,032,060
---------------------------------------------------------------------------
Energy East Corp., Sr. Unsec. Unsub. Notes,
  5.75%, 11/15/06(c)                            1,880,000         1,880,395
---------------------------------------------------------------------------
PSI Energy, Inc., Unsec. Deb., 7.85%,
  10/15/07(c)                                     370,000           379,679
---------------------------------------------------------------------------
Sempra Energy, Sr. Notes, 4.62%, 05/17/07(c)      420,000           416,749
---------------------------------------------------------------------------
Southwestern Public Service Co.-Series B, Sr.
  Unsec. Notes, 5.13%, 11/01/06(c)              1,840,000         1,837,516
---------------------------------------------------------------------------
SPI Electricity Proprietary Ltd (Australia),
  Sr. Unsec. Unsub. Notes, 6.75%, 12/01/06
  (Acquired 06/22/06; Cost $602,130)(a)(c)        600,000           602,532
---------------------------------------------------------------------------
Virginia Electric and Power Co.-Series A, Sr.
  Unsec. Unsub. Notes, 5.38%, 02/01/07(c)       1,925,000         1,922,151
---------------------------------------------------------------------------

AIM TOTAL RETURN BOND FUND

                                               PRINCIPAL
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------
MULTI-UTILITIES-(CONTINUED)

Wisconsin Electric Power Co., Unsec. Deb.,
  6.63%, 11/15/06(c)                           $  305,000      $    305,927
===========================================================================
                                                                 11,219,198
===========================================================================



OFFICE REIT'S-0.56%


Spieker Properties, Inc., Unsec. Unsub.
  Notes, 7.13%, 12/01/06(c)                     1,730,000         1,737,612
===========================================================================



OIL & GAS EQUIPMENT & SERVICES-1.09%


Cameron International Corp., Sr. Unsec.
  Notes, 2.65%, 04/15/07(c)                     1,200,000         1,175,832
---------------------------------------------------------------------------
Halliburton Co., Medium Term Notes, 6.00%,
  08/01/06(c)                                   2,215,000         2,214,668
===========================================================================
                                                                  3,390,500
===========================================================================



OIL & GAS EXPLORATION & PRODUCTION-1.94%


Devon Energy Corp., Sr. Unsec. Notes, 2.75%,
  08/01/06(c)                                   2,012,000         2,012,020
---------------------------------------------------------------------------
Pemex Project Funding Master Trust (Mexico),
  Sr. Unsec. Gtd. Notes,
  5.75%, 12/15/15 (Acquired 01/26/06; Cost
  $603,223)(a)(c)                                 610,000           583,313
---------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Global Notes,
  5.75%, 12/15/15(c)                              725,000           692,012
---------------------------------------------------------------------------
  8.63%, 02/01/22(c)                            1,075,000         1,255,116
---------------------------------------------------------------------------
Union Pacific Resources Group Inc., Unsec.
  Notes, 7.00%, 10/15/06(c)                     1,500,000         1,503,510
===========================================================================
                                                                  6,045,971
===========================================================================



OIL & GAS REFINING & MARKETING-0.15%


Western Power Distribution Holdings Ltd.
  (United Kingdom), Unsec. Unsub. Notes,
  7.38%, 12/15/28 (Acquired
  01/25/05-03/03/05; Cost $506,456)(a)(c)         450,000           482,607
===========================================================================



OTHER DIVERSIFIED FINANCIAL SERVICES-6.01%


General Electric Capital Corp., Unsec.
  Floating Rate Putable Deb., 5.10%,
  09/01/07(c)(f)                                1,115,000         1,087,188
---------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Sub.
  Bonds, 9.87% (Acquired 06/16/04-03/03/06;
  Cost $3,447,337)(a)(c)(e)                     3,100,000         3,329,369
---------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico),
  Sr. Unsec. Global Notes,
  8.02%, 05/15/07(c)                              931,667           936,614
---------------------------------------------------------------------------
  -Series 1999-2, Class A1, Global Bonds,
  9.69%, 08/15/09(c)                            3,029,000         3,203,410
---------------------------------------------------------------------------
Premium Asset TrustSeries 2004-04, Sr. Notes,
  4.13%, 03/12/09 (Acquired
  03/04/04-11/29/04; Cost $248,281)(a)(c)         250,000           239,757
---------------------------------------------------------------------------
Progress Capital Holdings, Inc., Medium Term
  Notes, 7.17%, 11/01/06 (Acquired 12/14/05;
  Cost $508,260)(a)(c)                            500,000           502,035
---------------------------------------------------------------------------

                                               PRINCIPAL
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Regional Diversified Funding
  (Cayman Islands),
  Sr. Notes,
  9.25%, 03/15/30 (Acquired
  01/10/03-02/02/06; Cost $1,645,840)(a)(c)     1,433,333         1,579,648
---------------------------------------------------------------------------
  Class A-1a,
  Sr. Floating Rate Notes,
  5.82%, 01/25/36 (Acquired 03/21/05; Cost
  $499,929)(a)(c)(d)                              499,929           489,696
---------------------------------------------------------------------------

Residential Capital Corp., Sr. Unsec.
  Floating Rate Global Notes, 6.88%,
  06/29/07(c)(d)                               $1,380,000      $  1,386,907
---------------------------------------------------------------------------
Southern Investments UK PLC (United Kingdom),
  Gtd. Trust Pfd. Yankee Notes,
  8.23%, 02/01/27(c)                            1,540,000         1,590,050
---------------------------------------------------------------------------
Toll Road Investors Partnership II, L.P.-
  Series 2005A, Disc. Bonds, (INS-MBIA
  Insurance Corp.) 5.45%, 02/15/45 (Acquired
  03/11/05-03/22/06; Cost
  $2,032,390)(a)(b)(c)(h)                      17,122,479         2,098,069
---------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating Rate
  Pass Through Ctfs., 6.35% (Acquired
  12/07/04-04/03/06; Cost
  $1,401,328)(a)(c)(e)(f)                       1,400,000         1,400,084
---------------------------------------------------------------------------
UFJ Finance Aruba AEC (Aruba), Gtd. Sub.
  Second Tier Euro Bonds, 8.75%(c)(e)             400,000           421,021
---------------------------------------------------------------------------
Windsor Financing LLC, Sr. Gtd. Notes, 5.88%,
  07/15/17 (Acquired 02/07/06; Cost
  $489,462)(a)(c)                                 489,462           479,046
===========================================================================
                                                                 18,742,894
===========================================================================


PACKAGED FOODS & MEATS-1.39%


General Mills, Inc., Global Notes,
  5.13%, 02/15/07(c)                              111,000           110,718
---------------------------------------------------------------------------
  Notes,
  6.45%, 10/15/06(c)                              400,000           400,548
---------------------------------------------------------------------------
  Unsec. Unsub. Notes,
  2.63%, 10/24/06(c)                              388,000           385,416
---------------------------------------------------------------------------
Kraft Foods Inc., Global Notes, 4.63%,
  11/01/06(c)                                     200,000           199,518
---------------------------------------------------------------------------
Tyson Foods, Inc., Sr. Unsec. Global Notes,
  7.25%, 10/01/06(c)                            3,215,000         3,221,205
===========================================================================
                                                                  4,317,405
===========================================================================


PAPER PRODUCTS-0.18%


International Paper Co., Notes,
  7.88%, 08/01/06(c)                              450,000           449,932
---------------------------------------------------------------------------
  Unsec. Notes,
  7.63%, 01/15/07(c)                              103,000           103,816
===========================================================================
                                                                    553,748
===========================================================================


PROPERTY & CASUALTY INSURANCE-4.61%


ACE INA Holdings Inc., Sr. Unsec. Gtd. Unsub.
  Notes, 8.30%, 08/15/06(c)                     2,511,000         2,512,833
---------------------------------------------------------------------------
CNA Financial Corp., Sr. Unsec. Notes, 6.75%,
  11/15/06(c)                                     515,000           516,499
---------------------------------------------------------------------------
Executive Risk Capital Trust-Series B, Gtd.
  Trust Pfd. Bonds, 8.68%, 02/01/27(c)            350,000           369,817
---------------------------------------------------------------------------
First American Capital Trust I, Gtd. Trust
  Pfd. Notes, 8.50%, 04/15/12(c)                2,445,000         2,578,742
---------------------------------------------------------------------------

AIM TOTAL RETURN BOND FUND

                                               PRINCIPAL
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE-(CONTINUED)

Oil Casualty Insurance Ltd. (Bermuda), Unsec.
  Sub. Deb., 8.00%, 09/15/34 (Acquired
  04/29/05-01/31/06; Cost $1,671,082)(a)(c)    $1,592,000      $  1,547,870
---------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Notes,
  7.56% (Acquired 06/15/06; Cost
  $4,100,000)(a)(c)(e)                          4,100,000         4,145,018
---------------------------------------------------------------------------
  Sr. Unsec. Floating Rate Notes,
  5.55%, 10/06/06 (Acquired
  10/12/05-10/13/05; Cost $823,775)(a)(c)(f)      830,000           829,842
---------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)-Series C,
  Medium Term Notes, 7.05%, 03/07/07(c)           800,000           806,712
---------------------------------------------------------------------------
Travelers Property Casualty Corp., Sr. Unsec.
  Notes, 6.75%, 11/15/06(c)                     1,055,000         1,058,249
===========================================================================
                                                                 14,365,582
===========================================================================



PUBLISHING-1.65%


Belo Corp., Sr. Unsec. Unsub. Notes, 7.13%,
  06/01/07(c)                                     836,000           845,313
---------------------------------------------------------------------------
Pearson Inc., Medium Term Notes, 7.38%,
  09/15/06 (Acquired 01/06/06-01/11/06; Cost
  $4,365,778)(a)(c)                             4,300,000         4,311,653
===========================================================================
                                                                  5,156,966
===========================================================================



RAILROADS-1.04%


Burlington Resources Finance Co. (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 5.60%,
  12/01/06(c)                                     100,000           100,048
---------------------------------------------------------------------------
Norfolk Southern Corp.-Series A, Medium Term
  Notes, 7.22%, 09/15/06(c)                     2,000,000         2,003,820
---------------------------------------------------------------------------
Union Pacific Corp., Unsec. Notes, 6.70%,
  12/01/06(c)                                   1,130,000         1,133,074
===========================================================================
                                                                  3,236,942
===========================================================================



REAL ESTATE MANAGEMENT & DEVELOPMENT-0.09%


Southern Investments UK PLC (United Kingdom),
  Sr. Unsec. Unsub. Yankee Notes,
  6.80%, 12/01/06(c)                              285,000           285,995
===========================================================================



REGIONAL BANKS-3.33%


Allfirst Financial Inc., Jr. Unsec. Sub.
  Notes, 7.20%, 07/01/07(c)                       778,000           789,818
---------------------------------------------------------------------------
Cullen/Frost Capital Trust I, Unsec. Sub.
  Floating Rate Notes, 6.78%, 03/01/34(c)(d)      925,000           928,099
---------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate Trust
  Pfd. Bonds, 5.80%, 06/01/28(c)(d)               125,000           121,629
---------------------------------------------------------------------------
Popular North America Inc., Series E, Medium
  Term Notes,
  6.13%, 10/15/06(c)                            1,570,000         1,570,691
---------------------------------------------------------------------------
  Series F, Medium Term Notes,
  5.20%, 12/12/07(c)                            2,060,000         2,045,910
---------------------------------------------------------------------------
TCF National Bank, Sub. Notes, 5.00%,
  06/15/14(c)                                     125,000           121,807
---------------------------------------------------------------------------
Western Financial Bank, Unsec. Sub. Deb.,
  9.63%, 05/15/12(c)                            4,286,000         4,808,720
===========================================================================
                                                                 10,386,674
===========================================================================


                                               PRINCIPAL
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------


REINSURANCE-0.71%


Reinsurance Group of America, Inc., Jr.
  Unsec. Sub. Deb., 6.75%, 12/15/65(c)            820,000           770,021
---------------------------------------------------------------------------

Stingray Pass-Through Trust, Pass Through
  Ctfs., 5.90%, 01/12/15 (Acquired
  01/07/05-11/03/05; Cost $1,466,120)(a)(c)    $1,500,000      $  1,440,030
===========================================================================
                                                                  2,210,051
===========================================================================


RETAIL REIT'S-0.51%


Developers Diversified Realty Corp., Sr.
  Medium Term Notes, 7.00%, 03/19/07(c)         1,580,000         1,592,182
===========================================================================


SOFT DRINKS-0.13%


Coca-Cola Femsa, S.A. de. C.V. (Mexico),
  Unsec. Unsub. Yankee Notes, 8.95%,
  11/01/06(c)                                     400,000           406,000
===========================================================================


SOVEREIGN DEBT-0.11%


Russian Federation (Russia)-REGS, Unsec.
  Unsub. Euro Bonds, 10.00%, 06/26/07
  (Acquired 05/14/04-05/18/04; Cost
  $388,744)(a)(c)                                 345,000           358,386
===========================================================================


SPECIALIZED CONSUMER SERVICES-0.60%


Block Financial Corp., Sr. Unsec. Gtd. Unsub.
  Notes, 8.50%, 04/15/07(c)                     1,840,000         1,875,107
===========================================================================


SPECIALIZED REIT'S-0.83%


American Health Properties, Inc., Sr. Unsec.
  Unsub. Notes, 7.50%, 01/15/07(c)              1,000,000         1,007,460
---------------------------------------------------------------------------
Health Care Property Investors, Inc., Notes,
  5.63%, 05/01/17(c)                              270,000           254,826
---------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.07%, 06/08/15(c)                              505,000           526,377
---------------------------------------------------------------------------
Health Care REIT, Inc., Sr. Notes, 5.88%,
  05/15/15(c)                                     830,000           800,228
===========================================================================
                                                                  2,588,891
===========================================================================


SPECIALTY CHEMICALS-0.65%


ICI North America, Unsec. Gtd. Deb., 8.88%,
  11/15/06(c)                                   2,000,000         2,016,600
===========================================================================


THRIFTS & MORTGAGE FINANCE-0.54%


Countrywide Home Loans, Inc.,-Series K, Gtd.
  Medium Term Global Notes, 5.50%,
  02/01/07(c)                                      89,000            88,947
---------------------------------------------------------------------------
Greenpoint Capital Trust I, Gtd. Sub. Trust
  Pfd. Notes, 9.10%, 06/01/27(c)                  100,000           106,744
---------------------------------------------------------------------------
Washington Mutual Capital I, Gtd. Sub. Trust
  Pfd. Notes, 8.38%, 06/01/27(c)                1,400,000         1,479,744
===========================================================================
                                                                  1,675,435
===========================================================================


TOBACCO-0.90%


Altria Group, Inc., Unsec. Notes, 7.20%,
  02/01/07(c)                                   2,775,000         2,792,954
===========================================================================

AIM TOTAL RETURN BOND FUND

                                               PRINCIPAL
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS-0.40%


GATX Financial Corp.,
  Sr. Notes,
  7.75%, 12/01/06(c)                           $  560,000      $    563,360
---------------------------------------------------------------------------
  Series D, Medium Term Notes,
  6.88%, 12/15/06(c)                              680,000           682,441
===========================================================================
                                                                  1,245,801
===========================================================================



TRUCKING-0.38%


Roadway Corp., Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08(c)                              525,000           545,312
---------------------------------------------------------------------------
Ryder System, Inc-Series 16, Sr. Medium Term
  Notes, 6.46%, 10/18/06(c)                       630,000           630,788
===========================================================================
                                                                  1,176,100
===========================================================================



WIRELESS TELECOMMUNICATION SERVICES-1.67%


Cingular Wireless LLC, Sr. Unsec. Global
  Notes, 5.63%, 12/15/06(c)                       280,000           280,081
---------------------------------------------------------------------------
Sprint Capital Corp., Unsec. Gtd. Notes,
  4.78%, 08/17/06(c)                              675,000           674,784
---------------------------------------------------------------------------
Sprint Nextel Corp., Deb., 9.25%, 04/15/22(c)   1,229,000         1,499,724
---------------------------------------------------------------------------
Telephone & Data Systems, Inc., Unsec. Notes,
  7.00%, 08/01/06(c)                            1,650,000         1,649,736
---------------------------------------------------------------------------
US Unwired Inc.-Series B, Sr. Sec. Second
  Priority Global Notes, 10.00%, 06/15/12(c)      987,000         1,094,524
===========================================================================
                                                                  5,198,849
===========================================================================
    Total Bonds & Notes (Cost $266,854,756)                     265,159,805
===========================================================================


U.S. MORTGAGE-BACKED SECURITIES-37.32%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-12.72%


Pass Through Ctfs.,
  6.00%, 08/01/14 to 02/01/34(c)                3,058,454         3,063,528
---------------------------------------------------------------------------
  5.50%, 05/01/16 to 02/01/17(c)                  100,679            99,911
---------------------------------------------------------------------------
  6.50%, 05/01/16 to 10/01/34(c)                  420,891           427,132
---------------------------------------------------------------------------
  7.00%, 06/01/16 to 10/01/34(c)                  201,133           206,615
---------------------------------------------------------------------------
  7.50%, 04/01/17 to 03/01/32(c)                   35,159            36,587
---------------------------------------------------------------------------
  6.50%, 10/01/17 to 08/01/34(c)                  662,706(i)        672,005
---------------------------------------------------------------------------
  5.00%, 07/01/34(c)                            1,902,746         1,805,784
---------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 08/01/21 to 08/01/36(c)(j)(k)         11,821,000        11,276,258
---------------------------------------------------------------------------
  5.00%, 08/01/36(c)(j)                         3,500,000         3,309,687
---------------------------------------------------------------------------
  5.50%, 08/01/36(c)(j)(k)                     18,835,751        18,300,109
---------------------------------------------------------------------------
  6.00%, 08/01/36(c)(j)(k)                        441,000           438,519
===========================================================================
                                                                 39,636,135
===========================================================================



                                               PRINCIPAL
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-22.10%


Pass Through Ctfs.,
  7.50%, 11/01/15 to 05/01/32(c)                1,292,404         1,339,937
---------------------------------------------------------------------------
  7.00%, 12/01/15 to 10/01/32(c)                  389,145           400,524
---------------------------------------------------------------------------
  6.50%, 05/01/16 to 10/01/35(c)                1,755,184         1,786,830
---------------------------------------------------------------------------
  6.00%, 05/01/17 to 03/01/22(c)                  468,920           466,046
---------------------------------------------------------------------------
  5.00%, 03/01/18 to 02/01/19(c)                1,768,831         1,723,225
---------------------------------------------------------------------------
  5.50%, 11/01/18(c)                              956,888           949,521
---------------------------------------------------------------------------
  8.00%, 08/01/21 to 08/01/31(c)                   37,763            39,683
---------------------------------------------------------------------------
  8.00%, 04/01/32(c)                              101,045(i)        106,749
---------------------------------------------------------------------------
  7.00%, 02/01/33(c)                              226,642(i)        232,791
---------------------------------------------------------------------------

Pass Through Ctfs., TBA,
  5.00%, 08/01/15(c)(j)(k)                     $5,600,000      $  5,439,000
---------------------------------------------------------------------------
  6.00%, 08/01/15 to 08/01/36(c)(j)(k)         13,773,823        13,691,098
---------------------------------------------------------------------------
  5.50%, 08/01/21 to 08/01/36(c)(j)(k)         41,547,776        40,689,456
---------------------------------------------------------------------------
  6.50%, 08/01/36(c)(j)                         2,000,000         2,023,750
===========================================================================
                                                                 68,888,610
===========================================================================


GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-2.50%


Pass Through Ctfs.,
  7.50%, 06/15/23 to 05/15/32(c)                  194,819           203,001
---------------------------------------------------------------------------
  8.50%, 02/15/25(c)                               31,113            33,673
---------------------------------------------------------------------------
  8.00%, 08/15/25(c)                                7,239             7,676
---------------------------------------------------------------------------
  7.00%, 04/15/28 to 03/15/33(c)                  126,401           130,503
---------------------------------------------------------------------------
  6.00%, 11/15/28 to 02/15/33(c)                  642,327           643,880
---------------------------------------------------------------------------
  6.50%, 01/15/29 to 06/15/36(c)                3,721,046         3,801,466
---------------------------------------------------------------------------
  5.50%, 12/15/33 to 06/15/35(c)                2,150,933         2,107,602
---------------------------------------------------------------------------
  5.00%, 07/15/35 to 08/15/35(c)                  908,799           868,327
===========================================================================
                                                                  7,796,128
===========================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $115,513,458)                                       116,320,873
===========================================================================

ASSET-BACKED SECURITIES-3.58%


COLLATERALIZED MORTGAGE OBLIGATIONS-0.53%


AmeriCredit Automobile Receivables Trust-
  Series 2002-D, Class A4, Pass Through
  Ctfs., (INS-Financial Security Assurance
  Inc.) 3.40%, 04/13/09(b)(c)                     763,204           759,950
---------------------------------------------------------------------------
Federal Home Loan Bank (FHLB)-Series TQ-2015,
  Class A, Pass Through Ctfs.,
  5.07%, 10/20/15(c)                              915,237           885,977
===========================================================================
                                                                  1,645,927
===========================================================================
CONSUMER RECEIVABLES-0.25%


National City Auto Receivables Trust-Series
  2004-A, Class A3, Pass Through Ctfs.,
  2.11%, 07/15/08(c)                              781,256           776,188
===========================================================================


AIM TOTAL RETURN BOND FUND

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

MULTI-SECTOR HOLDINGS-0.10%


Longport Funding Ltd.-Series 2005-2A, Class
  A1J, Floating Rate Bonds, 5.63%, 02/03/40
  (Acquired 03/31/05; Cost $300,000)(a)(d)(l)     300,000        300,000
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.43%


Citicorp Lease Pass-Through Trust-Series
  1999-1, Class A2, Pass Through Ctfs.,
  8.04%, 12/15/19 (Acquired
  08/20/02-01/26/06; Cost $3,438,936)(a)(c)    $2,810,000   $  3,202,037
------------------------------------------------------------------------
LILACS Repackaging 2005-I-Series A, Sec.
  Notes, 5.14%, 01/15/64 (Acquired 07/14/05;
  Cost $1,500,000)(a)(l)                        1,500,000      1,439,295
------------------------------------------------------------------------
Patrons' Legacy 2003-III-Series A, Ctfs.,
  5.65%, 01/17/17 (Acquired
  11/04/04-06/28/06; Cost $1,480,605)(a)(l)     1,500,000      1,465,080
------------------------------------------------------------------------
Patrons' Legacy-2004-I-Series A, Ctfs.,
  6.67%, 03/04/19 (Acquired
  04/30/04-07/14/05; Cost $1,528,651)(a)(l)     1,500,000      1,478,940
========================================================================
                                                               7,585,352
========================================================================



PROPERTY & CASUALTY INSURANCE-0.27%


North Front Pass-Through Trust, Bonds, 5.81%,
  12/15/24 (Acquired 12/08/04; Cost
  $900,000)(a)(c)                                 900,000        853,353
========================================================================
    Total Asset-Backed Securities (Cost
      $11,559,153)                                            11,160,820
========================================================================



                                                 SHARES

PREFERRED STOCKS-3.24%

LIFE & HEALTH INSURANCE-0.20%

Aegon N.V. (Netherlands) 6.38% Pfd.                25,600        624,896
========================================================================



OTHER DIVERSIFIED FINANCIAL SERVICES-1.89%


Auction Pass-Through Trust-Series 2001-4,
  Class A Floating Rate Pfd. (Acquired
  07/26/06; Cost $4,505,250)(a)(d)(l)(m)               18      4,504,500
------------------------------------------------------------------------
Zurich RegCaPS Funding Trust IV, 5.70%
  Floating Rate Pfd. (Acquired 01/19/05; Cost
  $390,592)(a)(c)(d)                                  400        406,875
------------------------------------------------------------------------
Zurich RegCaPS Funding Trust VI, 5.88%
  Floating Rate Pfd. (Acquired 01/19/05; Cost
  $922,894)(a)(c)(d)                                  950        975,828
========================================================================
                                                               5,887,203
========================================================================



THRIFTS & MORTGAGE FINANCE-0.64%


Fannie Mae,
  Series J, 4.72% Floating Rate Pfd.(n)            32,000      1,600,320
------------------------------------------------------------------------
  Series K,
  5.40% Floating Rate Pfd.(n)                       8,000        404,000
========================================================================
                                                               2,004,320
========================================================================

------------------------------------------------------------------------
                                                 SHARES        VALUE


WIRELESS TELECOMMUNICATION SERVICES-0.51%


  Telephone & Data Systems, Inc. Series A Sr.
  Unsec. Notes                                     63,000   $  1,568,070
========================================================================
    Total Preferred Stocks (Cost $10,080,111)                 10,084,489
========================================================================


                                               PRINCIPAL
                                                 AMOUNT

MUNICIPAL OBLIGATIONS-1.34%

Chicago (City of), Illinois O'Hare
  International Airport; Series 2004 E,
  Refunding Taxable General Airport Third
  Lien RB, (INS-MBIA Insurance Corp.) 3.88%,
  01/01/08(b)(c)                               $1,000,000        981,250
------------------------------------------------------------------------
Detroit (City of), Michigan; Series 2005 A-1,
  Taxable Capital Improvement Limited Tax GO
  (INS-Ambac Assurance Corp.),
  4.96%, 04/01/20(b)(c)                           390,000        356,772
------------------------------------------------------------------------
  Series 2005, Taxable COP (INS-Financial
  Guaranty Insurance Co.),
  4.95%, 06/15/25(b)(c)                           500,000        446,875
------------------------------------------------------------------------
Indianapolis (City of), Indiana Local Public
  Improvement Bond Bank; Series 2005 A,
  Taxable RB,
  4.87%, 07/15/16(c)                              250,000        234,943
------------------------------------------------------------------------
  5.22%, 07/15/20(c)                              325,000        306,829
------------------------------------------------------------------------
  5.28%, 01/15/22(c)                              275,000        258,500
------------------------------------------------------------------------
Industry (City of), California Urban
  Development Agency (Project 3); Series
  2003, Taxable Allocation RB, (INS-MBIA
  Insurance Corp.) 6.10%, 05/01/24(b)(c)          450,000        460,125
------------------------------------------------------------------------
Michigan (State of), Western Michigan
  University; Series 2005, RB, (INS-Ambac
  Assurance Corp.) 4.41%, 11/15/14(b)(c)          345,000        328,895
------------------------------------------------------------------------
New Hampshire (State of); Series 2005 B,
  Taxable Unlimited Tax GO,
  4.65%, 05/15/15(c)                              630,000        593,775
------------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement
  Corp.; Series 2004, Taxable Rental Car
  Facility Charge RB
  (INS-Financial Guaranty Insurance Co.),
  3.69%, 07/01/07(b)(c)                           100,000         98,504
------------------------------------------------------------------------
  4.21%, 07/01/08(b)(c)                           125,000        122,306
========================================================================
    Total Municipal Obligations (Cost
      $4,400,454)                                              4,188,774
========================================================================


AIM TOTAL RETURN BOND FUND

                                                 SHARES        VALUE
------------------------------------------------------------------------
U.S. TREASURY NOTES-1.15%

3.00%, 12/31/06(c)(Cost $3,571,334)             3,600,000      3,567,672
========================================================================

U.S. GOVERNMENT AGENCY SECURITIES-0.26%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.08%


Unsec. Floating Rate Global Notes, 4.69%,
  02/17/09(c)(f)                                  250,000        244,022
========================================================================


TENNESSEE VALLEY AUTHORITY-0.18%


Unsec. Bonds, 7.14%, 05/23/12(c)                  500,000        549,995
========================================================================
    Total U.S. Government Agency Securities
      (Cost $793,384)                                            794,017
========================================================================

MONEY MARKET FUNDS-0.03%

Liquid Assets Portfolio-Institutional
  Class(o)                                         47,404   $     47,404
------------------------------------------------------------------------
Premier Portfolio-Institutional Class(o)           47,404         47,404
========================================================================
    Total Money Market Funds (Cost $94,808)                       94,808
========================================================================
TOTAL INVESTMENTS-132.00%
  (Cost $412,867,458)                                        411,371,258
========================================================================
OTHER ASSETS LESS LIABILITIES-(32.00)%                       (99,723,790)
========================================================================
NET ASSETS-100.00%                                          $311,647,468
________________________________________________________________________
========================================================================


Investment Abbreviations:

COP      - Certificates of Participation
Ctfs.    - Certificates
Deb.     - Debentures
Disc.    - Discounted
GO       - General Obligation Bonds
Gtd.     - Guaranteed
Jr.      - Junior
INS      - Insurer
LILACS   - Life Insurance and Life Annuities Backed Charitable Securities
Pfd.     - Preferred
RB       - Revenue Bonds
RegCaPS  - Regulatory Capital Preferred Securities
REGS     - Regulation S
REIT     - Real Estate Investment Trust
Sec.     - Secured
Sr.      - Senior
Sub.     - Subordinated
TBA      - To Be Announced
Unsub.   - Unsubordinated
Unsec.   - Unsecured

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at July 31, 2006 was $64,074,887, which represented 20.56% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(b) Principal and/or interest payments are secured by the bond insurance company listed.
(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2006 was $397,891,349, which represented 127.67% of the Fund's Net Assets. See
    Note 1A.
(d) Interest or dividend rate is redetermined quarterly. Rate shown is the rate in effect on July 31, 2006.
(e) Perpetual bond with no specified maturity date.
(f) Interest rate is redetermined monthly. Rate shown is the rate in effect on July 31, 2006.
(g) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on July 31, 2006.
(h) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(i) Principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 8.
(j) Security purchased on forward commitment basis.
(k) This security is subject to dollar roll transactions. See Note 1J.
(l) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at July 31, 2006 was $9,187,815, which represented 2.95% of the Fund's Net Assets.
(m) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at July 31, 2006 represented 1.45% of the Fund's Net Assets. See Note 1A.
(n) Dividend rate is redetermined bi-annually. Rate shown is the rate in effect on July 31, 2006.
(o) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM TOTAL RETURN BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 2006

ASSETS:

Investments, at value (cost $412,772,650)      $411,276,450
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $94,808)                                     94,808
===========================================================
    Total investments (cost $412,867,458)       411,371,258
===========================================================
Receivables for:
  Investments sold                                  999,742
-----------------------------------------------------------
  Variation margin                                   17,084
-----------------------------------------------------------
  Fund shares sold                                  517,083
-----------------------------------------------------------
  Dividends and Interest                          5,442,354
-----------------------------------------------------------
  Fund expenses absorbed                             65,814
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               14,606
-----------------------------------------------------------
Other assets                                         46,188
===========================================================
    Total assets                                418,474,129
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                         106,192,026
-----------------------------------------------------------
  Fund shares reacquired                            381,074
-----------------------------------------------------------
  Options written, at value (premiums
    received $9,708)                                 22,203
-----------------------------------------------------------
  Dividends                                          34,617
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 20,678
-----------------------------------------------------------
Accrued distribution fees                            57,555
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,670
-----------------------------------------------------------
Accrued transfer agent fees                          59,531
-----------------------------------------------------------
Accrued operating expenses                           57,307
===========================================================
    Total liabilities                           106,826,661
===========================================================
Net assets applicable to shares outstanding    $311,647,468
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $318,056,972
-----------------------------------------------------------
Undistributed net investment income                 368,378
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, futures contracts
  and option contracts                           (5,657,055)
-----------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities, futures contracts
  and option contracts                           (1,120,827)
===========================================================
                                               $311,647,468
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 92,433,888
___________________________________________________________
===========================================================
Class B                                        $ 36,741,352
___________________________________________________________
===========================================================
Class C                                        $  9,805,208
___________________________________________________________
===========================================================
Class R                                        $    692,394
___________________________________________________________
===========================================================
Institutional Class                            $171,974,626
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           9,061,836
___________________________________________________________
===========================================================
Class B                                           3,602,829
___________________________________________________________
===========================================================
Class C                                             961,557
___________________________________________________________
===========================================================
Class R                                              67,980
___________________________________________________________
===========================================================
Institutional Class                              16,857,415
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.20
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $10.20 / 95.25%)       $      10.71
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      10.20
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      10.20
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      10.19
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      10.20
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM TOTAL RETURN BOND FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2006

INVESTMENT INCOME:

Interest                                                      $13,568,320
-------------------------------------------------------------------------
Dividends                                                         378,134
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      164,933
=========================================================================
    Total investment income                                    14,111,387
=========================================================================

EXPENSES:

Advisory fees                                                   1,325,007
-------------------------------------------------------------------------
Administrative services fees                                      100,950
-------------------------------------------------------------------------
Custodian fees                                                     39,795
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         207,146
-------------------------------------------------------------------------
  Class B                                                         403,060
-------------------------------------------------------------------------
  Class C                                                          92,070
-------------------------------------------------------------------------
  Class R                                                           2,376
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              451,637
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                5,162
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          21,769
-------------------------------------------------------------------------
Registration and filing fees                                      272,596
-------------------------------------------------------------------------
Other                                                             140,726
=========================================================================
    Total expenses                                              3,062,294
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (413,830)
=========================================================================
    Net expenses                                                2,648,464
=========================================================================
Net investment income                                          11,462,923
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities (includes net gains (losses) from
    securities sold to affiliated of $(9,220))                 (3,472,256)
-------------------------------------------------------------------------
  Futures contracts                                            (2,383,335)
-------------------------------------------------------------------------
  Option contracts written                                         47,315
=========================================================================
                                                               (5,808,276)
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (1,681,273)
-------------------------------------------------------------------------
  Futures contracts                                               733,237
-------------------------------------------------------------------------
  Option contracts written                                        (12,495)
=========================================================================
                                                                 (960,531)
=========================================================================
Net gain (loss) from investment securities, futures
  contracts and option contracts                               (6,768,807)
=========================================================================
Net increase in net assets resulting from operations          $ 4,694,116
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM TOTAL RETURN BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED JULY 31, 2006 AND 2005

                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 11,462,923    $  4,198,041
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    futures contracts and option contracts                      (5,808,276)      2,014,569
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, futures contracts and option
    contracts                                                     (960,531)       (523,526)
==========================================================================================
    Net increase in net assets resulting from operations         4,694,116       5,689,084
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (3,504,797)     (1,233,729)
------------------------------------------------------------------------------------------
  Class B                                                       (1,390,043)     (1,055,652)
------------------------------------------------------------------------------------------
  Class C                                                         (320,290)       (195,964)
------------------------------------------------------------------------------------------
  Class R                                                          (19,111)         (7,110)
------------------------------------------------------------------------------------------
  Institutional Class                                           (6,024,924)     (1,878,614)
==========================================================================================
    Total distributions from net investment income             (11,259,165)     (4,371,069)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                           (9,386)       (449,701)
------------------------------------------------------------------------------------------
  Class B                                                           (4,795)       (528,414)
------------------------------------------------------------------------------------------
  Class C                                                           (1,030)        (94,225)
------------------------------------------------------------------------------------------
  Class R                                                              (50)         (2,664)
------------------------------------------------------------------------------------------
  Institutional Class                                              (14,169)       (503,102)
==========================================================================================
    Total distributions from net realized gains                    (29,430)     (1,578,106)
==========================================================================================
  Decrease in net assets resulting from distributions          (11,288,595)     (5,949,175)
==========================================================================================
Share transactions-net:
  Class A                                                       19,266,480      39,302,193
------------------------------------------------------------------------------------------
  Class B                                                       (6,051,586)       (231,355)
------------------------------------------------------------------------------------------
  Class C                                                        1,468,800         (93,421)
------------------------------------------------------------------------------------------
  Class R                                                          386,115         211,969
------------------------------------------------------------------------------------------
  Institutional Class                                           77,961,655      84,113,200
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                               93,031,464     123,302,586
==========================================================================================
    Net increase in net assets                                  86,436,985     123,042,495
==========================================================================================

NET ASSETS:

  Beginning of year                                            225,210,483     102,167,988
==========================================================================================
  End of year (including undistributed net investment income
    of $368,378 and $86,223, respectively)                    $311,647,468    $225,210,483
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM TOTAL RETURN BOND FUND

STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED JULY 31, 2006

CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations          $   4,694,116
=============================================================================

ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS TO NET
  CASH USED IN OPERATIONS:

  Purchases of investments                                       (310,271,537)
-----------------------------------------------------------------------------
  Proceeds from disposition of investments                        178,580,155
-----------------------------------------------------------------------------
  Amortization of premium and discount                              3,123,675
-----------------------------------------------------------------------------
  Increase in dividends and interest receivable                    (2,556,785)
-----------------------------------------------------------------------------
  Increase in other assets                                            (15,329)
-----------------------------------------------------------------------------
  Increase in call options written                                     22,203
-----------------------------------------------------------------------------
  Change in variation margin                                         (183,702)
-----------------------------------------------------------------------------
  Increase in accrued expenses and other payables                      54,790
-----------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                           1,681,273
-----------------------------------------------------------------------------
  Net realized gain (loss) from investment securities               3,472,256
=============================================================================
    Net cash provided by (used in) operating activities          (121,398,885)
=============================================================================

CASH PROVIDED BY FINANCING ACTIVITIES:

  Proceeds from shares of beneficial interest sold                159,302,173
-----------------------------------------------------------------------------
  Disbursements from shares of beneficial interest
    reacquired                                                    (42,050,728)
-----------------------------------------------------------------------------
  Dividends paid to shareholders                                     (393,833)
=============================================================================
    Net cash provided by financing activities                     116,857,612
=============================================================================
Net increase (decrease) in cash and cash equivalents               (4,541,273)
=============================================================================
Cash and cash equivalents at beginning of period                    4,636,081
=============================================================================
Cash and cash equivalents at end of period                      $      94,808
_____________________________________________________________________________
=============================================================================

NON-CASH FINANCING ACTIVITIES:

  Value of shares of beneficial interest issued in
    reinvestment of dividends paid to shareholders              $  10,890,127
_____________________________________________________________________________
=============================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Total Return Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve maximum total return consistent with the preservation of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued

AIM TOTAL RETURN BOND FUND

     by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

AIM TOTAL RETURN BOND FUND

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. CASH AND CASH EQUIVALENTS -- Cash and cash equivalents in the Statement of Cash Flows are comprised of cash and investments in affiliated money market funds for the purpose of investing daily available cash balances.

J. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, fee income is agreed upon amongst the parties at the commencement of the dollar roll. This fee is amortized to income ratably over the term of the dollar roll. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on securities sold.

K. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risk may exceed amount recognized in the Statement of Assets and Liabilities.

L. COVERED CALL OPTIONS -- The Fund may write call options, including options on futures. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

       An option on a futures contract gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying futures contract on the exercise date. The value of a futures contract fluctuates with changes in the market values of the securities underlying the futures contract. In writing futures contract options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of underlying portfolio securities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M. PUT OPTIONS PURCHASED AND WRITTEN -- The Fund may purchase and write put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a

AIM TOTAL RETURN BOND FUND

     fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. A risk in writing a put option is that the amount of liability to cover the option, should it be exercised, is unlimited to the extent that the Fund does not already own an offsetting long position in the underlying instrument.

N. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $500 million                                            0.50%
-------------------------------------------------------------------
Next $500 million                                             0.45%
-------------------------------------------------------------------
Over $1 billion                                               0.40%
 __________________________________________________________________
===================================================================


    AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.00%, 1.75%, 1.75%, 1.25% and 0.75% of average daily net assets, respectively. Also, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.15%, 1.90%, 1.90%, 1.40% and 0.90% of average daily net assets, respectively, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above:
(i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended July 31, 2006, AIM waived advisory fees of $911 and reimbursed $392,298 of class level expenses of Class A, Class B, Class C, and Class R shares in proportion to the net assets of each class.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended July 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $1,521.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended July 31, 2006, AIM was paid $100,950.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended July 31, 2006, the Fund paid AIS $451,637 for Class A, Class B, Class C and Class R share classes and $5,162 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the

AIM TOTAL RETURN BOND FUND

Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended July 31, 2006, the Class A, Class B, Class C and Class R shares paid $207,146, $403,060, $92,070 and $2,376, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2006, ADI advised the Fund that it retained $35,402 in front-end sales commissions from the sale of Class A shares and $1,854, $25,163, $600 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the year ended July 31, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               07/31/05          AT COST          FROM SALES       (DEPRECIATION)      07/31/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $1,956,766       $ 91,219,506      $ (93,128,868)        $   --           $47,404       $ 82,293       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class                   --          7,062,433         (7,015,029)            --            47,404          6,289           --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class            1,956,766         85,120,605        (87,077,371)            --                --         76,351           --
==================================================================================================================================
  Total           $3,913,532       $183,402,544      $(187,221,268)        $   --           $94,808       $164,933       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended July 31, 2006, the Fund engaged in securities sales of $5,151,528, which resulted in net realized gains (losses) of $(9,220) and securities purchases of $6,281,935.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended July 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $19,100.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended July 31, 2006, the Fund paid legal fees of $4,170 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

AIM TOTAL RETURN BOND FUND

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended July 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--FUTURES CONTRACTS

On July 31, 2006, $990,392 principal amount of U.S. mortgage-backed obligations were pledged as collateral to cover margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS AT PERIOD END
------------------------------------------------------------------------------------------------------------------------
                                                                                                            UNREALIZED
                                                              NUMBER OF      MONTH/          VALUE         APPRECIATION
CONTRACT                                                      CONTRACTS    COMMITMENT       07/31/06      (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
Eurodollar GlobeX2 E-Trade                                        92       Dec-06/Long    $ 21,746,500      $(236,647)
------------------------------------------------------------------------------------------------------------------------
Eurodollar GlobeX2 E-Trade                                        34       Mar-07/Long       8,044,400        (63,808)
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 year Notes                                       110       Sep-06/Long      22,381,563          4,528
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 year Notes                                      423       Sep-06/Long      44,851,219        583,515
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 30 year Bonds                                       49       Sep-06/Long       5,305,781        100,325
========================================================================================================================
                                                                                           102,329,463        387,913
========================================================================================================================
U.S. Treasury 5 year Notes Futures                                 9       Sep-06/Short       (937,969)           (45)
========================================================================================================================
                                                                                          $101,391,494      $ 387,868
________________________________________________________________________________________________________________________
========================================================================================================================

NOTE 9--OPTION CONTRACTS WRITTEN

                                       TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS    PUT OPTION CONTRACTS
                                                              ---------------------    ---------------------
                                                              NUMBER OF    PREMIUMS    NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED    CONTRACTS    RECEIVED
------------------------------------------------------------------------------------------------------------
Beginning of period                                               --       $    --         --       $     --
------------------------------------------------------------------------------------------------------------
Written                                                          117        19,993        235         38,716
------------------------------------------------------------------------------------------------------------
Closed                                                            --            --       (140)       (22,003)
------------------------------------------------------------------------------------------------------------
Expired                                                          (68)      (10,285)       (95)       (16,713)
============================================================================================================
End of period                                                     49       $ 9,708         --       $     --
____________________________________________________________________________________________________________
============================================================================================================

                                          OPEN CALL OPTIONS WRITTEN AT PERIOD END
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                UNREALIZED
                                                   CONTRACT    STRIKE    NUMBER OF    PREMIUMS     VALUE       APPRECIATION
                                                    MONTH      PRICE     CONTRACTS    RECEIVED    07/31/06    (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes Futures                 Sep-06      $106        49         $9,708     $22,203        $(12,495)
____________________________________________________________________________________________________________________________
============================================================================================================================

AIM TOTAL RETURN BOND FUND

NOTE 10--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years July 31, 2006 and 2005 was as follows:

                                                                 2006           2005
---------------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income                                             $11,288,595    $5,654,950
---------------------------------------------------------------------------------------
  Long-term capital gain                                               --       294,225
=======================================================================================
Total distributions                                           $11,288,595    $5,949,175
_______________________________________________________________________________________
=======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of July 31, 2006, the components of net assets on a tax basis were as follows:

                                                                  2006
--------------------------------------------------------------------------
Undistributed ordinary income                                 $    434,960
--------------------------------------------------------------------------
Undistributed appreciation (depreciation) investments           (1,549,923)
--------------------------------------------------------------------------
Temporary book/tax differences                                     (16,448)
--------------------------------------------------------------------------
Capital loss carryover                                          (1,145,028)
--------------------------------------------------------------------------
Post-October Capital loss deferral                              (4,133,065)
--------------------------------------------------------------------------
Shares of beneficial interest                                  318,056,972
==========================================================================
Total net assets                                              $311,647,468
__________________________________________________________________________
==========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to deferral losses on wash sales, the realization of unrealized gains and losses on certain futures, options contracts and partnerships.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of July 31, 2006, which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2014                                                    $1,145,028
_____________________________________________________________________________
=============================================================================

* Capital loss carry forward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2006 was $370,497,177 and $224,469,794, respectively. During the same period, purchases and sales of Long term U.S. government obligations were $11,861,276 and 22,889,487 respectively.

{UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS}
---------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $ 1,414,858
---------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (2,964,781)
=================================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                        $(1,549,923)
_________________________________________________________________________________
=================================================================================
Cost of investments for tax purposes is $412,921,181.

NOTE 12--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of paydowns on mortgage backed securities, on July 31, 2006, undistributed net investment income (loss) was increased by $78,397 and undistributed net realized gain (loss) was decreased by $78,397. This reclassification had no effect on the net assets of the Fund.

AIM TOTAL RETURN BOND FUND


NOTE 13--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are sold without a sales charge. In addition, under circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                            CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED JULY 31,
                                                                       2006(A)                        2005
                                                              -------------------------    --------------------------
                                                                SHARES        AMOUNT         SHARES         AMOUNT
---------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      2,946,881    $30,331,218     4,953,233    $ 51,968,113
---------------------------------------------------------------------------------------------------------------------
  Class B                                                        965,796      9,940,418     1,352,197      14,228,981
---------------------------------------------------------------------------------------------------------------------
  Class C                                                        451,426      4,649,519       322,530       3,387,686
---------------------------------------------------------------------------------------------------------------------
  Class R                                                         43,640        448,652        29,799         313,936
---------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          7,398,018     76,129,832     8,148,060      85,679,510
=====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        324,182      3,335,054       146,425       1,538,291
---------------------------------------------------------------------------------------------------------------------
  Class B                                                        117,094      1,205,308       130,092       1,366,453
---------------------------------------------------------------------------------------------------------------------
  Class C                                                         28,327        291,272        25,403         266,801
---------------------------------------------------------------------------------------------------------------------
  Class R                                                          1,866         19,144           929           9,745
---------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            587,723      6,039,349       226,817       2,381,429
=====================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        281,524      2,892,228       206,765       2,173,875
---------------------------------------------------------------------------------------------------------------------
  Class B                                                       (281,682)    (2,892,228)     (206,797)     (2,173,875)
=====================================================================================================================
Reacquired:
  Class A                                                     (1,681,038)   (17,292,020)   (1,555,951)    (16,378,086)
---------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,389,491)   (14,305,084)   (1,299,256)    (13,652,914)
---------------------------------------------------------------------------------------------------------------------
  Class C                                                       (337,396)    (3,471,991)     (356,476)     (3,747,908)
---------------------------------------------------------------------------------------------------------------------
  Class R                                                         (7,961)       (81,681)      (10,627)       (111,712)
---------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (410,864)    (4,207,526)     (375,600)     (3,947,739)
=====================================================================================================================
                                                               9,038,045    $93,031,464    11,737,543    $123,302,586
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a) 60% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are advised by AIM.

NOTE 14--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

AIM TOTAL RETURN BOND FUND


NOTE 15--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                          CLASS A
                                                              ---------------------------------------------------------------
                                                                                                               DECEMBER 31,
                                                                                                                   2001
                                                                                                             (DATE OPERATIONS
                                                                          YEAR ENDED JULY 31,                 COMMENCED) TO
                                                              -------------------------------------------        JULY 31,
                                                               2006          2005       2004       2003            2002
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.47       $ 10.45    $ 10.35    $ 10.19        $ 10.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                           0.44          0.32       0.31       0.32(a)        0.18(a)
-----------------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both realized and
   unrealized)                                                  (0.28)         0.15       0.25       0.26           0.23
=============================================================================================================================
   Total from investment operations                              0.16          0.47       0.56       0.58           0.41
=============================================================================================================================
Less distributions:
 Dividends from net investment income                           (0.43)        (0.33)     (0.36)     (0.40)         (0.22)
=============================================================================================================================
 Distributions from net realized gains                          (0.00)        (0.12)     (0.10)     (0.02)            --
=============================================================================================================================
   Total distributions                                          (0.43)        (0.45)     (0.46)     (0.42)         (0.22)
=============================================================================================================================
Net asset value, end of period                                $ 10.20       $ 10.47    $ 10.45    $ 10.35        $ 10.19
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                                  1.62%         4.57%      5.45%      5.77%          4.09%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $92,434       $75,264    $35,948    $30,336        $ 9,325
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
 With fee waivers and/or expense reimbursements                  1.01%(c)      1.01%      1.00%      1.00%          1.00%(d)
-----------------------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or expense reimbursements               1.31%(c)      1.48%      1.57%      1.54%          3.21%(d)
=============================================================================================================================
Ratio of net investment income to average net assets             4.32%(c)      3.04%      2.87%      3.07%          3.10%(d)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(e)                                         95%          180%       338%       284%           215%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $82,858,507.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                          CLASS B
                                                              ---------------------------------------------------------------
                                                                                                               DECEMBER 31,
                                                                                                                   2001
                                                                                                             (DATE OPERATIONS
                                                                          YEAR ENDED JULY 31,                 COMMENCED) TO
                                                              -------------------------------------------        JULY 31,
                                                               2006          2005       2004       2003            2002
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.47       $ 10.45    $ 10.35    $ 10.19        $ 10.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                           0.37          0.24       0.22       0.24(a)        0.14(a)
-----------------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both realized and
   unrealized)                                                  (0.28)         0.15       0.26       0.27           0.22
=============================================================================================================================
   Total from investment operations                              0.09          0.39       0.48       0.51           0.36
=============================================================================================================================
Less distributions:
 Dividends from net investment income                           (0.36)        (0.25)     (0.29)     (0.33)         (0.17)
-----------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gains                          (0.00)        (0.12)     (0.09)     (0.02)            --
=============================================================================================================================
   Total distributions                                          (0.36)        (0.37)     (0.38)     (0.35)         (0.17)
=============================================================================================================================
Net asset value, end of period                                $ 10.20       $ 10.47    $ 10.45    $ 10.35        $ 10.19
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                                  0.86%         3.80%      4.67%      4.98%          3.65%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $36,741       $43,865    $44,047    $47,655        $14,678
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
 With fee waivers and/or expense reimbursements                  1.76%(c)      1.76%      1.75%      1.75%          1.75%(d)
-----------------------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or expense reimbursements               2.06%(c)      2.14%      2.22%      2.19%          3.86%(d)
=============================================================================================================================
Ratio of net investment income to average net assets             3.57%(c)      2.29%      2.12%      2.32%          2.35%(d)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(e)                                         95%          180%       338%       284%           215%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $40,306,023.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM TOTAL RETURN BOND FUND

                                                                                          CLASS C
                                                              ---------------------------------------------------------------
                                                                                                               DECEMBER 31,
                                                                                                                   2001
                                                                                                             (DATE OPERATIONS
                                                                          YEAR ENDED JULY 31,                 COMMENCED) TO
                                                              -------------------------------------------        JULY 31,
                                                               2006          2005       2004       2003            2002
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.47       $ 10.45    $ 10.35    $ 10.19        $ 10.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.37          0.24       0.22       0.24(a)        0.14(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.28)         0.15       0.26       0.27           0.22
=============================================================================================================================
    Total from investment operations                             0.09          0.39       0.48       0.51           0.36
=============================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.36)        (0.25)     (0.29)     (0.33)         (0.17)
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.00)        (0.12)     (0.09)     (0.02)            --
=============================================================================================================================
    Total distributions                                         (0.36)        (0.37)     (0.38)     (0.35)         (0.17)
=============================================================================================================================
Net asset value, end of period                                $ 10.20       $ 10.47    $ 10.45    $ 10.35        $ 10.19
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                                  0.86%         3.80%      4.67%      4.98%          3.65%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 9,805       $ 8,573    $ 8,649    $ 9,185        $ 3,045
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.76%(c)      1.76%      1.75%      1.75%          1.75%(d)
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.06%(c)      2.14%      2.22%      2.19%          3.86%(d)
=============================================================================================================================
Ratio of net investment income to average net assets             3.57%(c)      2.29%      2.12%      2.32%          2.35%(d)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(e)                                         95%          180%       338%       284%           215%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $9,206,952.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                               CLASS R
                                                              -----------------------------------------
                                                                                        APRIL 30, 2004
                                                                   YEAR ENDED            (DATE SALES
                                                                    JULY 31,            COMMENCED) TO
                                                              ---------------------        JULY 31,
                                                               2006          2005            2004
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.45       $ 10.44        $ 10.42
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.41          0.29           0.08
-------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.26)         0.14           0.02
=======================================================================================================
    Total from investment operations                             0.15          0.43           0.10
=======================================================================================================
Less distributions:
  Dividends from net investment income                          (0.41)        (0.30)         (0.08)
-------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.00)        (0.12)            --
=======================================================================================================
    Total distributions                                         (0.41)        (0.42)         (0.08)
=======================================================================================================
Net asset value, end of period                                $ 10.19       $ 10.45        $ 10.44
_______________________________________________________________________________________________________
=======================================================================================================
Total return(a)                                                  1.47%         4.21%          0.92%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $   692       $   318        $   108
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.26%(b)      1.26%          1.25%(c)
-------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.56%(b)      1.64%          1.39%(c)
=======================================================================================================
Ratio of net investment income to average net assets             4.07%(b)      2.79%          2.62%(c)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(d)                                         95%          180%           338%
_______________________________________________________________________________________________________
=======================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $475,236.
(c)  Annualized.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM TOTAL RETURN BOND FUND

                                                                         INSTITUTIONAL CLASS
                                                              ------------------------------------------
                                                                                         APRIL 30, 2004
                                                                    YEAR ENDED            (DATE SALES
                                                                     JULY 31,            COMMENCED) TO
                                                              ----------------------        JULY 31,
                                                                2006          2005            2004
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.47       $ 10.45        $ 10.42
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.47          0.34           0.09
--------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.28)         0.15           0.03
========================================================================================================
    Total from investment operations                              0.19          0.49           0.12
========================================================================================================
Less distributions:
  Dividends from net investment income                           (0.46)        (0.35)         (0.09)
--------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.00)        (0.12)            --
========================================================================================================
    Total distributions                                          (0.46)        (0.47)         (0.09)
========================================================================================================
Net asset value, end of period                                $  10.20       $ 10.47        $ 10.45
________________________________________________________________________________________________________
========================================================================================================
Total return(a)                                                   1.91%         4.84%          1.15%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $171,975       $97,190        $13,415
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.72%(b)      0.75%          0.51%(c)
--------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.72%(b)      0.79%          0.63%(c)
========================================================================================================
Ratio of net investment income to average net assets              4.61%(b)      3.30%          3.36%(c)
________________________________________________________________________________________________________
========================================================================================================
Portfolio turnover rate(d)                                          95%          180%           338%
________________________________________________________________________________________________________
========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $132,154,683.
(c)  Annualized.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 16--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

AIM TOTAL RETURN BOND FUND

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM TOTAL RETURN BOND FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Investment Securities Funds and Shareholders of AIM Total Return Bond Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of AIM Total Return Bond Fund (one of the funds constituting AIM Investment Securities Funds; hereafter referred to as the "Fund") at July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, its cash flows for the year then ended and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before July 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 17, 2004, expressed an unqualified opinion on those statements.

/s/ PRICEWATERHOUSECOOPERS LLP

September 19, 2006
Houston, Texas

AIM TOTAL RETURN BOND FUND

TAX DISCLOSURES

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended July 31, 2006, 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended July 31, 2006 the Fund designates 0.36%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 0.87% was derived from U.S. Treasury
Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended July 31, 2006, the Fund designates 73.03%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended October 31, 2005, January 31, 2006, April 30, 2006 and July 31, 2006 are 97.45%, 97.85%, 98.65% and 97.57%, respectively.

AIM TOTAL RETURN BOND FUND

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1988           Director and Chairman, A I M Management    None
   Trustee and Vice Chair                         Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

   Philip A. Taylor(2) -- 1954     2006           Director, Chief Executive Officer and      None
   Trustee, President and                         President, A I M Management Group Inc.,
   Principal                                      AIM Mutual Fund Dealer Inc., AIM Funds
   Executive Officer                              Management Inc. and 1371 Preferred Inc.;
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc. and AIM
                                                  GP Canada Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc.; Director, President
                                                  and Chairman, AVZ Callco Inc.; AMVESCAP
                                                  Inc. and AIM Canada Holdings Inc.;
                                                  Director and Chief Executive Officer,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; Trustee,
                                                  President and Principal Executive
                                                  Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and Trustee
                                                  and Executive Vice President, The AIM
                                                  Family of Funds--Registered Trademark--
                                                  (AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust only)
                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1992           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Founder, Green, Manning & Bunch Ltd.,      None
   Trustee                                        (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1990           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1988           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    Director, Mainstay VP Series
   Trustee                                                                                   Funds, Inc. (21 portfolios)
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM TOTAL RETURN BOND FUND



The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Senior Vice President and Senior Officer  N/A
   Senior Vice President and                      of The AIM Family of Funds--Registered
   Senior Officer                                 Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

   John M. Zerr -- 1962            2006           Director, Senior Vice President,          N/A
   Senior Vice President, Chief                   Secretary and General Counsel, A I M
   Legal Officer and Secretary                    Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Global Compliance Director, AMVESCAP      N/A
   Vice President                                 PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Senior Vice President and General
   Vice President                                 Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, General Counsel, and  N/A
                                                  Vice President Fund Management Company;
                                                  Director, Senior Vice President,
                                                  Secretary and General Counsel, A I M
                                                  Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc. and Liberty Funds Group,
                                                  LLC
------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M  N/A
   Vice President, Principal                      Advisors, Inc.; and Vice President,
   Financial Officer and                          Treasurer and Principal Officer of The
   Treasurer                                      AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief           N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1992           Director of Cash Management, Managing     N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark--
------------------------------------------------------------------------------------------------------------------------------

   Todd L. Spillane -- 1958        2006           Senior Vice President, A I M Management   N/A
   Chief Compliance Officer                       Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            225 Franklin Street
Floor                         1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714


     Domestic Equity                                    Sector Equity                            AIM Allocation Solutions

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund         AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                            AIM Growth Allocation Fund
AIM Capital Development Fund                 AIM Financial Services Fund                AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund                AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund                AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund
AIM Dynamics Fund                            AIM Leisure Fund                                    Diversified Portfolios
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)                    AIM Income Allocation Fund
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                        AIM International Allocation Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund
AIM Opportunities I Fund                                                                (1)  This Fund has limited public sales
AIM Opportunities II Fund                               Fixed Income                         of its shares to certain investors.
AIM Opportunities III Fund                                                                   For more information on who may
AIM S&P 500 Index Fund                        TAXABLE                                        continue to invest in the Fund,
AIM Select Equity Fund                                                                       please see the appropriate
AIM Small Cap Equity Fund                     AIM Enhanced Short Bond Fund                   prospectus.
AIM Small Cap Growth Fund                     AIM Floating Rate Fund
AIM Structured Core Fund                      AIM High Yield Fund                           If used after October 20, 2006, this
AIM Structured Growth Fund                    AIM Income Fund                           report must be accompanied by a Fund
AIM Structured Value Fund                     AIM Intermediate Government Fund          Performance & Commentary or by an AIM
AIM Summit Fund                               AIM International Bond Fund               Quarterly Performance Review for the most
AIM Trimark Endeavor Fund                     AIM Limited Maturity Treasury Fund        recent quarter-end. Mutual funds
AIM Trimark Small Companies Fund              AIM Money Market Fund                     distributed by A I M Distributors, Inc.
                                              AIM Short Term Bond Fund
* Domestic equity and income fund             AIM Total Return Bond Fund                A I M Management Group Inc. has provided
                                              Premier Portfolio                         leadership in the investment management
     International/Global Equity              Premier U.S. Government Money Portfolio   industry since 1976. AIM is a subsidiary
                                                                                        of AMVESCAP PLC, one of the world's
AIM Asia Pacific Growth Fund                  TAX-FREE                                  largest independent financial services
AIM China Fund                                                                          companies with $422 billion in assets
AIM Developing Markets Fund                   AIM High Income Municipal Fund(1)         under management. Data as of July 31,
AIM European Growth Fund                      AIM Municipal Bond Fund                   2006.
AIM European Small Company Fund(1)            AIM Tax-Exempt Cash Fund
AIM Global Aggressive Growth Fund             AIM Tax-Free Intermediate Fund
AIM Global Equity Fund                        Premier Tax-Exempt Portfolio
AIM Global Growth Fund
AIM Global Value Fund
AIM Japan Fund                               =======================================================================================
AIM International Core Equity Fund           CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
AIM International Growth Fund                FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
AIM International Small Company Fund(1)      FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
AIM Trimark Fund                             =======================================================================================

AIMinvestments.com         TRB-AR-1         A I M Distributors, Inc.

                                  [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
------------------------------------------------------------------------------------
Mutual    Retirement    Annuities   College     Separately    Offshore    Cash            [AIM INVESTMENTS LOGO APPEARS HERE]
Funds     Products                  Savings     Managed       Products    Management            --Registered Trademark--
                                    Plans       Accounts
------------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

     As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). The Code was amdended September, 2006, to (i) remove individuals listed in Exhibit A and remove any references to Exhibit A thus allowing for future flexibility and remove ambiguities found in the second paragraph of Section III. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Prema Mathai-Davis. Dr. Mathai-Davis is "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

FEES BILLED BY PWC RELATED TO THE REGISTRANT

     PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

                                       Percentage of                        Percentage of
                                        Fees Billed                          Fees Billed
                                       Applicable to                        Applicable to
                                         Non-Audit                            Non-Audit
                                          Services                            Services
                       Fees Billed      Provided for    Fees Billed for     Provided for
                      for Services    fiscal year end       Services       fiscal year end
                       Rendered to     2006 Pursuant    Rendered to the   2005 Pursuant to
                     the Registrant     to Waiver of     Registrant for       Waiver of
                       for fiscal       Pre-Approval    fiscal year end     Pre-Approval
                      year end 2006    Requirement(1)         2005         Requirement(1)
                     --------------   ---------------   ---------------   ----------------
Audit Fees              $352,522           N/A              $309,415           N/A
Audit-Related Fees      $      0             0%             $      0             0%
Tax Fees(2)             $ 66,292             0%             $ 71,789             0%
All Other Fees          $      0             0%             $      0             0%
                        --------                            --------
Total Fees              $418,814             0%             $381,204             0%

PWC billed the Registrant aggregate non-audit fees of $66,292 for the fiscal year ended 2006, and $71,789 for the fiscal year ended 2005, for non-audit services rendered to the Registrant.

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Tax fees for the fiscal year end July 31, 2006 includes fees billed for reviewing tax returns and consultation services. Tax fees for fiscal year end July 31, 2005 includes fees billed for reviewing tax returns and consultation services.

FEES BILLED BY PWC RELATED TO AIM AND AIM AFFILIATES

     PWC billed AIM Advisors, Inc. ("AIM"), the Registrant's adviser, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to the Registrant ("AIM Affiliates") aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates for the last two fiscal years as follows:

                     Fees Billed for                       Fees Billed for
                        Non-Audit                             Non-Audit
                         Services                              Services
                     Rendered to AIM                       Rendered to AIM    Percentage of
                         and AIM         Percentage of         and AIM         Fees Billed
                      Affiliates for      Fees Billed       Affiliates for    Applicable to
                     fiscal year end     Applicable to     fiscal year end       Non-Audit
                      2006 That Were       Non-Audit        2005 That Were       Services
                         Required      Services Provided       Required        Provided for
                          to be         for fiscal year         to be        fiscal year end
                       Pre-Approved    end 2006 Pursuant     Pre-Approved     2005 Pursuant
                          by the          to Waiver of          by the         to Waiver of
                       Registrant's       Pre-Approval       Registrant's      Pre-Approval
                     Audit Committee     Requirement(1)    Audit Committee    Requirement(1)
                     ---------------   -----------------   ---------------   ---------------
Audit-Related Fees          $0                 0%                 $0                0%
Tax Fees                    $0                 0%                 $0                0%
All Other Fees              $0                 0%                 $0                0%
                           ---                                   ---
Total Fees(2)               $0                 0%                 $0                0%

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, AIM and AIM Affiliates to PWC during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2006, and $0 for the fiscal year ended 2005, for non-audit services rendered to AIM and AIM Affiliates.

     The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM and AIM Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC's independence. To the extent that such services were provided, the Audit Committee determined that the provision of such services is compatible with PWC maintaining independence with respect to the Registrant.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                           the AIM Funds (the "Funds")
                         Last Amended September 18, 2006

I.   STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor's independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

II.  DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

III. AUDIT SERVICES

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

IV.  NON-AUDIT SERVICES

The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

     1. Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:

          a. The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

          b. Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

     2. Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

     3.   Document the substance of its discussion with the Audit Committees.

ALL OTHER AUDITOR SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

V.   PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

VI.  PROCEDURES

On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor's independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
PROCEDURES

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

     - Bookkeeping or other services related to the accounting records or financial statements of the audit client

     -    Financial information systems design and implementation

     - Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

     -    Actuarial services

     -    Internal audit outsourcing services

CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

     -    Management functions

     -    Human resources

     -    Broker-dealer, investment adviser, or investment banking services

     -    Legal services

     -    Expert services unrelated to the audit

     - Any other service that the Public Company Oversight Board determines by regulation is impermissible.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of September 15, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 15, 2006, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)   Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Securities Funds


By: /s/ PHILIP A. TAYLOR
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: October 6, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ PHILIP A. TAYLOR
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: October 6, 2006


By: /s/ SIDNEY M. DILGREN
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: October 6, 2006

                                  EXHIBIT INDEX

12(a)(1)   Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.